UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California 95128

(Address of principal executive offices) (zip code)

Steven McGinnis, Esq.
Chief Legal Officer
SA Funds – Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128

(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: JHT 1732
200 Clarendon Street
Boston, MA 02116

Registrant’s telephone number, including area code: 408-260-3100

Date of fiscal year end: June 30
Date of reporting period: December 31, 2010

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT December 31, 2010

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds - Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2010 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.6%
Australia — 1.5%
Westpac Banking Corp.,
2.250%, 11/19/12	USD	$3,900,000	$3,992,157

Austria — 0.5%
Oesterreichische Kontrollbank
AG, 4.750%, 10/16/12	USD	1,200,000	1,281,121

Canada — 4.4%
Bank Of Nova Scotia,
0.750%, 10/15/12	USD	5,000,000	4,984,450
Province of Ontario Canada,
1.875%, 11/19/12	USD	779,000	794,338
Province of Ontario Canada,
2.625%, 1/20/12	USD	5,500,000	5,614,372
Province of Ontario Canada,
4.950%, 6/01/12	USD	500,000	530,081
			11,923,241
France — 0.8%
BNP Paribas / BNP Paribas US
MTN, 2.125%, 12/21/12	USD	2,200,000	2,236,533

Germany — 3.2%
Kreditanstalt fuer Wiederaufbau,
1.250%, 6/15/12	USD	900,000	907,972
Kreditanstalt fuer Wiederaufbau,
2.250%, 4/16/12	USD	3,000,000	3,062,145
Kreditanstalt fuer Wiederaufbau,
4.750%, 5/15/12	USD	1,700,000	1,794,452
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
4.875%, 1/13/12	USD	1,400,000	1,458,461
Landwirtschaftliche Rentenbank,
1.875%, 9/24/12	USD	1,500,000	1,527,915
			8,750,945
Japan — 2.5%
Japan Finance Corp.,
1.500%, 7/06/12	USD	6,800,000	6,863,757

Supranational — 2.2%
International Bank for
Reconstruction & Development,
0.800%, 7/13/12	USD	5,800,000	5,825,845

United States — 83.5%
Citibank NA, 1.875%, 5/07/12		1,800,000	1,831,309
Citibank NA, 1.875%, 6/04/12		4,000,000	4,071,580
Federal Farm Credit Bank,
0.950%, 2/10/12		6,200,000	6,237,113
Federal Farm Credit Bank,
0.950%, 3/05/12		1,200,000	1,207,394
Federal Farm Credit Bank,
2.000%, 1/17/12		4,100,000	4,168,318
Federal Farm Credit Bank,
2.125%, 6/18/12		2,500,000	2,558,260
Federal Home Loan Banks,
0.875%, 8/22/12		2,000,000	2,010,764
Federal Home Loan Banks,
1.125%, 3/09/12		15,500,000	15,628,495
Federal Home Loan Banks,
1.125%, 5/18/12		9,300,000	9,383,700
Federal Home Loan Banks,
1.375%, 6/08/12		18,600,000	18,836,573
Federal Home Loan Banks,
1.750%, 8/22/12		6,500,000	6,627,335
Federal Home Loan Banks,
1.875%, 6/20/12		4,800,000	4,896,816
Federal Home Loan Banks,
4.625%, 10/10/12		2,500,000	2,679,802
Federal Home Loan Mortgage
Corp., 0.375%, 11/30/12		6,800,000	6,762,716
Federal Home Loan Mortgage
Corp., 1.125%, 7/27/12		16,600,000	16,756,007
Federal Home Loan Mortgage
Corp., 4.125%, 12/21/12		1,600,000	1,706,187
Federal Home Loan Mortgage
Corp., 4.750%, 3/05/12		5,600,000	5,882,229
Federal Home Loan Mortgage
Corp., 5.125%, 7/15/12		3,700,000	3,957,113
Federal Home Loan Mortgage
Corp., 5.500%, 8/20/12		15,200,000	16,413,766
Federal Home Loan Mortgage
Corp., 5.750%, 1/15/12		8,400,000	8,855,750
Federal National Mortgage
Association, 0.500%,
10/30/12		1,500,000	1,496,711
Federal National Mortgage
Association, 0.875%, 1/12/12		9,000,000	9,041,355
Federal National Mortgage
Association, 1.000%, 4/04/12		14,600,000	14,700,390
Federal National Mortgage
Association, 1.125%, 7/30/12		5,700,000	5,752,081
Federal National Mortgage
Association, 1.875%, 4/20/12		13,200,000	13,440,768
Federal National Mortgage
Association, 4.375%, 9/15/12		8,100,000	8,618,108
Federal National Mortgage
Association, 4.875%, 5/18/12		700,000	742,010
Federal National Mortgage
Association, 5.000%, 2/16/12		3,000,000	3,151,827
General Electric Capital Corp.,
2.200%, 6/08/12		3,800,000	3,886,439
General Electric Capital Corp.,
3.500%, 8/13/12		1,400,000	1,450,968
General Electric Capital Corp.,
4.375%, 3/03/12		1,450,000	1,503,282
Goldman Sachs Group, Inc.,
3.250%, 6/15/12		1,000,000	1,038,463
JPMorgan Chase & Co.,
2.125%, 6/22/12		4,500,000	4,602,132
JPMorgan Chase & Co.,
2.200%, 6/15/12		1,000,000	1,023,409
JPMorgan Chase & Co.,
5.375%, 10/01/12		1,200,000	1,288,153

See notes to financial statements.
1

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Morgan Stanley,
1.950%, 6/20/12	$1,900,000	$1,939,986
Morgan Stanley,
2.250%, 3/13/12	4,500,000	4,590,432
Wells Fargo & Co.,
5.250%, 10/23/12	6,069,000	6,509,263
		225,247,004
TOTAL BONDS AND NOTES
(Identified Cost $265,021,820)		266,120,603

SHORT-TERM INVESTMENTS — 0.6%

	SHARES	VALUE†
Other — 0.6%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	1,575,324	1,575,324
		1,575,325
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,575,325)		1,575,325

Total Investments — 99.2%
(Identified Cost $266,597,145)#		267,695,928
Cash and Other Assets,
Less Liabilities — 0.8%		2,167,526
Net Assets — 100.0%		$269,863,454

†	See Note 1.
#
At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $266,597,145. Net unrealized appreciation aggregated $1,098,783 of which $1,156,165 related to appreciated investment securities and $57,382 related to depreciated investment securities.

Key to abbreviations:
USD — U.S. Dollar

See notes to financial statements.
2

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2010 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.1%
Australia — 9.2%
Australia & New Zealand
Banking Group,
4.375%, 5/24/12	EUR	3,500,000	$4,863,486
General Electric Capital
Australia Funding Pty Ltd.,
7.500%, 1/25/11	AUD	13,000,000	13,310,085
National Australia Bank Ltd.,
5.375%, 12/08/14	GBP	1,500,000	2,529,857
Suncorp-Metway Ltd.,
4.000%, 1/16/14	GBP	7,000,000	11,484,088
Westpac Banking Corp.,
2.900%, 9/10/14	USD	5,000,000	5,171,435
Westpac Banking Corp.,
3.000%, 8/04/15	USD	2,000,000	2,012,254
Westpac Banking Corp.,
3.750%, 12/01/14	CAD	6,000,000	6,100,714
			45,471,919
Austria — 2.7%
Austria Government
International Bond,
3.250%, 6/25/13	USD	4,000,000	4,191,748
Pfandbriefstelle der
Oesterreichischen Landes-
Hypothekenbanken,
1.600%, 2/15/11	JPY	750,000,000	9,244,362
			13,436,110
Belgium — 2.6%
Belgium Government
International Bond,
2.750%, 3/05/15	USD	1,000,000	984,200
Belgium Government
International Bond,
4.250%, 9/03/13(a)	USD	11,000,000	11,561,660
			12,545,860
Canada — 14.6%
Bank of Nova Scotia,
3.430%, 7/16/14	CAD	2,000,000	2,056,643
Canada Housing Trust No 1,
2.750%, 12/15/14	CAD	14,000,000	14,261,048
Export Development Canada,
4.500%, 10/25/12	USD	5,000,000	5,340,915
Ontario Electricity Financial
Corp., 7.450%, 3/31/13	USD	9,400,000	10,642,915
Province of Alberta Canada,
2.750%, 12/01/14	CAD	13,800,000	14,068,561
Province of British
Columbia Canada,
4.300%, 5/30/13(a)	USD	3,000,000	3,232,947
Province of Ontario Canada,
4.100%, 6/16/14	USD	9,800,000	10,594,447
Province of Ontario Canada,
4.400%, 12/02/11	CAD	1,000,000	1,032,223
Royal Bank of Canada,
4.970%, 6/05/14	CAD	6,000,000	6,485,950
Royal Bank of Canada,
5.060%, 7/17/13	CAD	4,000,000	4,289,651
			72,005,300
France — 8.3%
Agence Francaise de
Developpement,
5.125%, 4/25/12	EUR	7,670,000	10,761,256
Caisse d’Amortissement
de la Dette Sociale,
5.250%, 10/25/12	EUR	7,250,000	10,384,493
Societe Financement
de l’Economie Francaise,
2.875%, 9/22/14	USD	8,500,000	8,810,921
Total Capital SA,
5.625%, 1/25/12	AUD	10,900,000	11,130,005
			41,086,675
Germany — 5.2%
Kreditanstalt fuer
Wiederaufbau,
3.125%, 12/08/14	GBP	1,000,000	1,600,621
Kreditanstalt fuer
Wiederaufbau,
4.000%, 10/15/13	USD	5,000,000	5,375,585
Kreditanstalt fuer
Wiederaufbau,
4.125%, 10/15/14(a)	USD	1,000,000	1,088,252
Kreditanstalt fuer
Wiederaufbau,
4.625%, 10/12/12	EUR	4,000,000	5,667,788
Landwirtschaftliche
Rentenbank,
3.125%, 7/15/15(a)	USD	1,000,000	1,036,326
Landwirtschaftliche
Rentenbank,
3.875%, 3/14/12	EUR	7,800,000	10,768,573
			25,537,145
Japan — 0.9%
Development Bank of Japan,
4.250%, 6/09/15	USD	1,000,000	1,086,641
Japan Bank for International
Cooperation,
4.375%, 11/26/12	USD	3,200,000	3,410,048
			4,496,689
Netherlands — 8.8%
Bank Nederlandse
Gemeenten NV, 2.625%,
12/10/13	GBP	2,200,000	3,512,685
Bank Nederlandse
Gemeenten NV, 2.750%,
7/01/15	USD	9,000,000	9,145,530

See notes to financial statements.
3

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Nederlandse
Waterschapsbank NV,
2.000%, 9/09/15	USD	2,400,000	$2,334,516
Nederlandse
Waterschapsbank NV,
2.375%, 6/04/15	EUR	8,100,000	10,799,664
Nederlandse
Waterschapsbank NV,
3.000%, 3/17/15	USD	1,000,000	1,028,076
NIBC Bank NV,
3.500%, 4/07/14	EUR	3,000,000	4,195,883
Rabobank Nederland NV,
4.000%, 9/10/15	GBP	7,500,000	12,149,503
			43,165,857
Norway — 1.0%
Kommunalbanken AS,
2.875%, 10/27/14	USD	4,780,000	4,941,970

Spain — 1.6%
Instituto de Credito Oficial,
4.000%, 12/08/14	GBP	5,100,000	7,618,608

Supranational — 18.3%
African Development Bank,
3.000%, 5/27/14	USD	12,000,000	12,577,152
Asian Development Bank,
2.625%, 2/09/15	USD	2,622,000	2,702,168
Asian Development Bank/
Pasig, 4.500%, 3/07/11	GBP	1,800,000	2,824,238
Council of Europe
Development Bank,
5.000%, 1/29/14	USD	1,500,000	1,666,767
Council of Europe
Development Bank,
5.500%, 1/18/12	AUD	12,000,000	12,295,941
Eurofima, 4.250%, 9/05/13	USD	3,000,000	3,238,926
Eurofima, 4.250%, 2/04/14	USD	7,600,000	8,239,494
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,771,054
European Bank for
Reconstruction &
Development,
0.500%, 1/30/15	EUR	5,634,000	7,008,043
European Bank for
Reconstruction and
Development,
5.875%, 8/04/14	GBP	1,000,000	1,758,408
European Investment Bank,
2.750%, 3/23/15(a)	USD	2,000,000	2,063,942
European Investment Bank,
2.875%, 1/15/15(a)	USD	1,300,000	1,349,638
European Investment Bank,
4.500%, 1/14/13	GBP	3,400,000	5,624,512
European Investment Bank,
6.250%, 4/15/14	GBP	2,600,000	4,585,672
International Bank
for Reconstruction &
Development,
0.500%, 9/11/12	AUD	9,000,000	8,426,903
International Bank
for Reconstruction
& Development,
5.375%, 1/15/14	GBP	700,000	1,200,340
International Finance Facility
for Immunisation,
3.375%, 5/15/14	GBP	800,000	1,301,053
Nordic Investment Bank,
2.500%, 7/15/15(a)	USD	1,000,000	1,016,493
Nordic Investment Bank,
2.625%, 10/06/14(a)	USD	2,000,000	2,067,694
Nordic Investment Bank,
3.000%, 4/08/14	EUR	5,000,000	6,917,771
Nordic Investment Bank,
5.750%, 12/16/14	GBP	1,040,000	1,839,177
			90,475,386
Sweden — 2.2%
Svensk Exportkredit AB,
3.250%, 9/16/14(a)	USD	10,400,000	10,902,601

United Kingdom — 6.2%
Barclays Bank PLC,
2.500%, 1/23/13(a)	USD	2,000,000	2,033,484
Barclays Bank PLC,
5.200%, 7/10/14	USD	2,200,000	2,378,097
Barclays Bank PLC,
5.450%, 9/12/12	USD	9,000,000	9,648,981
Network Rail Infrastructure
Finance PLC,
3.500%, 6/17/13	USD	1,000,000	1,061,311
Network Rail Infrastructure
Finance PLC,
4.875%, 3/07/12	GBP	1,000,000	1,624,274
United Kingdom Gilt,
2.250%, 3/07/14	GBP	7,800,000	12,420,075
United Kingdom Gilt,
2.750%, 1/22/15	GBP	1,000,000	1,603,005
			30,769,227
United States — 16.5%
Colgate-Palmolive Co.,
4.200%, 5/15/13(a)	USD	4,350,000	4,672,144
Federal Farm Credit Bank,
2.625%, 4/17/14(a)	USD	2,000,000	2,088,358
Federal Home Loan Bank,
5.500%, 8/13/14(a)	USD	2,300,000	2,633,242
Federal Home Loan Mortgage
Corp., 1.125%, 12/15/11	USD	3,000,000	3,021,558
Federal National Mortgage
Association,
2.500%, 5/15/14(a)	USD	8,800,000	9,137,498
Merck & Co., Inc.,
4.375%, 2/15/13(a)	USD	11,250,000	12,013,020

See notes to financial statements.
4

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Microsoft Corp.,
2.950%, 6/01/14	USD	6,500,000	$6,771,836
Nestle Holdings, Inc.,
2.125%, 3/12/14	USD	6,000,000	6,130,614
PepsiCo., Inc.,
4.650%, 2/15/13	USD	7,799,000	8,402,276
The Bank of New York Mellon
Corp., 4.300%, 5/15/14	USD	3,000,000	3,203,496
The Bank of New York Mellon
Corp., 5.125%, 8/27/13	USD	4,075,000	4,470,198
Toyota Motor Credit Corp.,
1.300%, 3/16/12	JPY	1,100,000,000	13,671,229
Wal-Mart Stores, Inc.,
2.250%, 7/08/15(a)	USD	1,000,000	994,617
Wal-Mart Stores, Inc.,
3.200%, 5/15/14(a)	USD	2,000,000	2,093,530
Wal-Mart Stores, Inc.,
4.550%, 5/01/13(a)	USD	2,000,000	2,161,488
			81,465,104
TOTAL BONDS AND NOTES
(Identified Cost $461,390,328)			483,918,451

	SHARES		VALUE†
SHORT-TERM INVESTMENTS — 0.9%
Other — 0.9%
SSgA Government Money
Market Fund		1	1
SSgA Money Market Fund		4,319,932	4,319,932
			4,319,933
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,319,933)			4,319,933

COLLATERAL FOR SECURITIES ON LOAN — 8.0%
Short-Term — 8.0%
State Street Navigator
Securities Lending
Prime Portfolio		39,383,335	39,383,335

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $39,383,335)			39,383,335

Total Investments — 107.0%
(Identified Cost $505,093,596)#			527,621,719
Liabilities, Less Cash and
Other Assets — (7.0%)			(34,339,578)
Net Assets — 100.0%			$493,282,141

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2010, the market value of the securities on loan was $38,680,341.
#
At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $505,093,596. Net unrealized appreciation aggregated $22,528,123 of which $27,566,156 related to appreciated investment securities and $5,038,033 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
JPY — Japanese Yen
USD — U.S. Dollar

Ten Largest Industry Holdings as of December 31, 2010 (As a percentage of net assets):

Industry	Percentage
Banks	18.7%
Supranational Organizations	18.3%
Foreign Government/Agency — Canada	12.0%
Industrial	8.8%
Financial	8.2%
Foreign Government/Agency — France	6.1%
Foreign Government/Agency — Netherlands	5.4%
Foreign Government/Agency — Germany	5.2%
U.S. Government Agency	3.4%
Foreign Government/Agency — United Kingdom	2.8%

See notes to financial statements.
5

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.3%
Boeing Co.	20,500	$1,337,830
United Technologies Corp.	24,940	1,963,277
Other Securities(a)	99,419	5,824,082
		9,125,189
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	20,900	1,516,922
Other Securities	23,750	1,626,968
		3,143,890
Airlines — 0.3%
Other Securities(a)	73,704	1,017,960
		1,017,960
Auto Components — 0.4%
Other Securities(a)	44,900	1,687,423
		1,687,423
Automobiles — 0.5%
Ford Motor Co.*	92,540	1,553,747
Other Securities	6,800	234,620
		1,788,367
Beverages — 2.2%
Coca-Cola Co.	65,500	4,307,935
PepsiCo Inc.	44,451	2,903,984
Other Securities(a)	37,900	1,297,022
		8,508,941
Biotechnology — 1.4%
Amgen, Inc.*	28,822	1,582,328
Other Securities(a)	94,154	4,071,620
		5,653,948
Building Products — 0.1%
Other Securities(a)	20,391	467,541
		467,541
Capital Markets — 2.3%
The Goldman Sachs Group, Inc.	12,500	2,102,000
Other Securities, Class A(a)	209,989	6,812,572
		8,914,572
Chemicals — 2.4%
Other Securities(a)	177,676	9,301,254
		9,301,254
Commercial Banks — 2.9%
US Bancorp	54,815	1,478,361
Wells Fargo & Co.	143,159	4,436,497
Other Securities(a)	296,466	5,335,631
		11,250,489
Commercial Services & Supplies — 0.6%
Other Securities(a)	85,172	2,499,435
		2,499,435
Communications Equipment — 2.0%
Cisco Systems, Inc.*	154,621	3,127,983
QUALCOMM, Inc.	46,484	2,300,493
Other Securities(a)	148,013	2,649,367
		8,077,843
Computers & Peripherals — 3.6%
Apple, Inc.*	24,500	7,902,720
EMC Corp.*	59,333	1,358,726
Hewlett-Packard Co.	64,083	2,697,894
Other Securities(a)	101,650	2,269,505
		14,228,845
Construction & Engineering — 0.3%
Other Securities(a)	32,320	1,134,702
		1,134,702
Construction Materials — 0.1%
Other Securities(a)	6,684	329,147
		329,147
Consumer Finance — 0.6%
Other Securities	73,465	2,400,573
		2,400,573
Containers & Packaging — 0.3%
Other Securities(a)	42,716	1,241,651
		1,241,651
Distributors — 0.1%
Other Securities	9,700	351,820
		351,820
Diversified Consumer Services — 0.2%
Other Securities(a)	36,848	965,724
		965,724
Diversified Financial Services — 3.2%
Bank of America Corp.	276,550	3,689,177
Citigroup, Inc.*	607,519	2,873,565
J.P. Morgan Chase & Co.	107,008	4,539,279
Other Securities	31,229	1,635,878
		12,737,899
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	151,543	4,452,333
Verizon Communications, Inc.	81,652	2,921,509
Other Securities(a)	102,613	1,351,186
		8,725,028
Electric Utilities — 1.7%
Other Securities(a)	203,673	6,599,750
		6,599,750
Electrical Equipment — 0.8%
Other Securities(a)	61,825	3,102,574
		3,102,574

See notes to financial statements.
6

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 0.7%
Other Securities(a)	110,457	$2,724,178
		2,724,178
Energy Equipment & Services — 2.2%
Schlumberger Ltd.	39,274	3,279,379
Other Securities(a)	126,888	5,535,683
		8,815,062
Food & Staples Retailing — 2.3%
Wal-Mart Stores, Inc.	77,525	4,180,923
Other Securities(a)	139,280	4,942,924
		9,123,847
Food Products — 1.8%
Kraft Foods, Inc., Class A	49,771	1,568,284
Other Securities(a)	160,186	5,378,143
		6,946,427
Gas Utilities — 0.3%
Other Securities(a)	29,660	1,124,712
		1,124,712
Health Care Equipment & Supplies — 1.7%
Other Securities(a)	179,326	6,799,063
		6,799,063
Health Care Providers & Services — 2.0%
Other Securities(a)	199,866	7,901,503
		7,901,503
Health Care Technology — 0.1%
Other Securities(a)	8,800	371,581
		371,581
Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	30,100	2,310,476
Other Securities(a)	155,924	5,797,602
		8,108,078
Household Durables — 0.5%
Other Securities(a)	66,977	1,973,583
		1,973,583
Household Products — 1.9%
Procter & Gamble Co.	82,405	5,301,114
Other Securities(a)	34,200	2,395,223
		7,696,337
Independent Power Producers & Energy Traders — 0.2%
Other Securities(a)	61,744	783,478
		783,478
Industrial Conglomerates — 2.1%
3M Co.	19,600	1,691,480
General Electric Co.	306,999	5,615,012
Other Securities(a)	22,610	812,098
		8,118,590
Insurance — 3.6%
Berkshire Hathaway, Inc., Class B*	40,886	3,275,377
Other Securities(a)	313,386	11,007,315
		14,282,692
Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	12,600	2,268,000
Other Securities(a)	23,667	1,218,931
		3,486,931
Internet Software & Services — 1.6%
Google, Inc., Class A*	6,200	3,682,614
Other Securities(a)	105,591	2,622,898
		6,305,512
IT Services — 3.1%
International Business Machines Corp.	34,700	5,092,572
Other Securities(a)	175,474	7,044,803
		12,137,375
Leisure Equipment & Products — 0.1%
Other Securities(a)	23,117	580,582
		580,582
Life Sciences Tools & Services — 0.6%
Other Securities(a)	51,034	2,380,989
		2,380,989
Machinery — 2.5%
Caterpillar, Inc.	17,600	1,648,416
Other Securities(a)	138,506	8,064,928
		9,713,344
Marine — 0.0%
Other Securities(a)	2,500	106,507
		106,507
Media — 3.0%
Comcast Corp., Class A	59,890	1,315,783
Comcast Corp., Class A Special	20,350	423,483
Walt Disney Co.	51,075	1,915,823
Other Securities(a)	277,986	8,037,678
		11,692,767
Metals & Mining — 1.4%
Freeport-McMoRan Copper &
Gold, Inc., Class B	12,618	1,515,296
Other Securities(a)	110,437	3,842,222
		5,357,518
Multi-Utilities — 1.2%
Other Securities(a)	142,052	4,837,133
		4,837,133
Multiline Retail — 0.8%
Other Securities(a)	68,935	3,040,094
		3,040,094
Office Electronics — 0.1%
Other Securities	39,367	495,198
		495,198

See notes to financial statements.
7

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 8.7%
Chevron Corp.	56,310	$5,138,288
ConocoPhillips	39,931	2,719,301
Exxon Mobil Corp.	143,620	10,501,494
Occidental Petroleum Corp.	23,580	2,313,198
Other Securities(a)	320,916	13,740,305
		34,412,586
Paper & Forest Products — 0.1%
Other Securities(a)	22,265	598,375
		598,375
Personal Products — 0.2%
Other Securities(a)	21,700	887,337
		887,337
Pharmaceuticals — 4.7%
Abbott Laboratories	45,300	2,170,323
Johnson & Johnson	77,312	4,781,747
Merck & Co., Inc.	87,194	3,142,472
Pfizer, Inc.	230,692	4,039,417
Other Securities(a)	131,754	4,371,359
		18,505,318
Professional Services — 0.2%
Other Securities(a)	17,989	865,495
		865,495
Real Estate Investment Trusts (REITs) — 0.1%
Other Securities	15,430	292,090
		292,090
Real Estate Management & Development — 0.1%
Other Securities(a)	14,900	366,854
		366,854
Road & Rail — 0.9%
Other Securities(a)	64,516	3,534,636
		3,534,636
Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	153,300	3,223,899
Other Securities(a)	358,447	7,531,819
		10,755,718
Software — 4.2%
Microsoft Corp.	219,700	6,134,024
Oracle Corp.	137,260	4,296,238
Other Securities(a)	207,205	6,056,755
		16,487,017
Specialty Retail — 2.2%
Home Depot, Inc.	46,300	1,623,278
Other Securities(a)	223,839	6,996,252
		8,619,530
Textiles, Apparel & Luxury Goods — 0.7%
Other Securities(a)	45,701	2,642,623
		2,642,623
Thrifts & Mortgage Finance — 0.3%
Other Securities(a)	77,199	1,021,367
		1,021,367
Tobacco — 1.4%
Altria Group, Inc.	60,000	1,477,200
Philip Morris International, Inc.	53,300	3,119,649
Other Securities(a)	23,637	966,933
		5,563,782
Trading Companies & Distributors — 0.2%
Other Securities(a)	14,775	901,867
		901,867
Water Utilities — 0.1%
Other Securities	8,434	201,960
		201,960
Wireless Telecommunication Services — 0.5%
Other Securities(a)	128,256	1,976,453
		1,976,453
TOTAL COMMON STOCKS (Identified Cost $256,218,553)		375,790,654

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Other Securities	466	2,283

Hotels, Restaurants & Leisure — 0.0%
Other Securities	73	23
TOTAL RIGHTS & WARRANTS (Identified Cost $2,470)		2,306

MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,221,123	16,814,863

TOTAL MUTUAL FUNDS (Identified Cost $14,211,476)		16,814,863

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,010,002	1,010,002
		1,010,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,010,003)		1,010,003

See notes to financial statements.
8

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 6.0%
Short-Term — 6.0%
State Street Navigator Securities Lending
Prime Portfolio	23,877,354	$23,877,354

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $23,877,354)		23,877,354

Total Investments — 106.0% (Identified Cost $295,319,856)#		417,495,180
Liabilities, Less Cash and Other Assets — (6.0%)		(23,496,975)
Net Assets — 100.0%		$393,998,205

†	See Note 1.
*	Non-income producing security.
(a)	Some/all of the security/securities were held on loan. As of December 31, 2010, the market value of the securities on loan was $24,600,859.
#
At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $295,319,856. Net unrealized appreciation aggregated $122,175,324 of which $134,317,074 related to appreciated investment securities and $12,141,750 related to depreciated investment securities.

See notes to financial statements.
9

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.3%
Northrop Grumman Corp.	55,064	$3,567,046
Other Securities	4,361	307,407
		3,874,453
Airlines — 0.5%
Southwest Airlines Co.	126,100	1,636,778
		1,636,778
Beverages — 0.7%
Other Securities	54,979	1,978,931
		1,978,931
Building Products — 0.3%
Other Securities(a)	42,556	901,915
		901,915
Capital Markets — 1.3%
Morgan Stanley	106,736	2,904,286
Other Securities	31,620	960,699
		3,864,985
Chemicals — 0.5%
Other Securities	52,573	1,431,676
		1,431,676
Commercial Banks — 2.1%
SunTrust Banks, Inc.	78,087	2,304,347
Other Securities(a)	494,281	3,966,948
		6,271,295
Commercial Services & Supplies — 0.6%
Other Securities	68,926	1,684,282
		1,684,282
Communications Equipment — 0.2%
Other Securities(a)	71,883	462,077
		462,077
Construction & Engineering — 0.2%
Other Securities	21,891	744,381
		744,381
Construction Materials — 0.3%
Other Securities	19,042	844,703
		844,703
Consumer Finance — 1.0%
Capital One Financial Corp.	74,253	3,160,208
		3,160,208
Containers & Packaging — 0.0%
Other Securities	5,600	134,521
		134,521
Diversified Consumer Services — 0.0%
Other Securities	4,703	38,800
		38,800
Diversified Financial Services — 7.8%
Bank of America Corp.	624,372	8,329,122
Citigroup, Inc.*	2,404,703	11,374,245
CME Group, Inc.	9,622	3,095,879
Other Securities	31,679	772,139
		23,571,385
Diversified Telecommunication Services — 5.2%
AT&T, Inc.	385,278	11,319,468
CenturyLink, Inc.(a)	43,581	2,012,135
Verizon Communications, Inc.	64,976	2,324,841
Other Securities	5,300	51,569
		15,708,013
Electronic Equipment, Instruments & Components — 0.8%
Other Securities	84,053	2,289,705
		2,289,705
Energy Equipment & Services — 2.9%
National Oilwell Varco, Inc.	63,144	4,246,434
Other Securities(a)	137,269	4,404,033
		8,650,467
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	215,912	7,507,260
Other Securities(a)	71,852	1,181,104
		8,688,364
Food Products — 4.7%
Archer-Daniels-Midland Co.	95,728	2,879,498
Kraft Foods, Inc., Class A	206,678	6,512,424
Other Securities(a)	153,021	4,911,265
		14,303,187
Health Care Equipment & Supplies — 1.0%
Other Securities(a)	225,351	3,045,782
		3,045,782
Health Care Providers & Services — 4.1%
Aetna, Inc.	66,065	2,015,643
UnitedHealth Group, Inc.	79,684	2,877,389
WellPoint, Inc.*	77,407	4,401,362
Other Securities	88,646	3,172,555
		12,466,949
Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	90,764	4,185,128
Royal Caribbean Cruises Ltd.*	32,161	1,511,567
Other Securities(a)	127,117	2,064,737
		7,761,432
Household Durables — 1.4%
Other Securities(a)	175,966	4,181,319
		4,181,319
Independent Power Producers & Energy Traders — 0.6%
Other Securities	118,043	1,706,888
		1,706,888

See notes to financial statements.
10

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Industrial Conglomerates — 4.1%
General Electric Co.	611,418	$11,182,835
Other Securities	32,992	1,367,189
		12,550,024
Insurance — 9.3%
Hartford Financial Services Group, Inc.	65,734	1,741,294
Lincoln National Corp.	50,189	1,395,756
Loews Corp.	73,779	2,870,741
MetLife, Inc.	130,598	5,803,775
Prudential Financial, Inc.	68,610	4,028,093
Other Securities(a)	405,532	12,383,337
		28,222,996
Internet & Catalog Retail — 0.5%
Liberty Media Corp. - Interactive,
Class A*	102,856	1,622,039
		1,622,039
Internet Software & Services — 0.3%
Other Securities(a)	39,767	1,054,821
		1,054,821
IT Services — 0.9%
Other Securities	80,650	2,696,507
		2,696,507
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.*	64,168	3,552,340
Other Securities	15,902	410,590
		3,962,930
Machinery — 0.9%
Other Securities(a)	63,132	2,691,903
		2,691,903
Media — 10.4%
CBS Corp., Class B	111,595	2,125,885
CBS Corp., Class A	8,700	165,561
Comcast Corp., Class A	363,010	7,975,330
Comcast Corp., Class A Special	125,831	2,618,543
News Corp., Class A	288,401	4,199,119
News Corp., Class B(a)	110,939	1,821,618
Time Warner Cable, Inc.	63,900	4,219,317
Time Warner, Inc.	197,031	6,338,487
Other Securities(a)	43,074	2,164,873
		31,628,733
Metals & Mining — 1.5%
Alcoa, Inc.	163,095	2,510,032
Other Securities(a)	54,034	2,045,039
		4,555,071
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	60,366	1,920,242
		1,920,242
Multiline Retail — 0.9%
Sears Holdings Corp.(a)*	18,919	1,395,276
Other Securities(a)	48,095	1,450,545
		2,845,821
Office Electronics — 0.4%
Other Securities	105,819	1,219,035
		1,219,035
Oil, Gas & Consumable Fuels — 13.5%
Anadarko Petroleum Corp.	84,588	6,442,222
Chesapeake Energy Corp.(a)	98,936	2,563,432
Chevron Corp.	30,984	2,827,290
ConocoPhillips	188,421	12,831,470
Hess Corp.	45,293	3,466,726
Marathon Oil Corp.	115,078	4,261,338
Pioneer Natural Resources Co.(a)	19,476	1,690,906
Valero Energy Corp.	88,901	2,055,391
Other Securities(a)	112,007	4,635,051
		40,773,826
Paper & Forest Products — 1.1%
International Paper Co.	72,329	1,970,242
Other Securities(a)	35,367	1,251,328
		3,221,570
Pharmaceuticals — 2.9%
Pfizer, Inc.	438,926	7,685,594
Other Securities	53,319	1,193,526
		8,879,120
Road & Rail — 6.1%
CSX Corp.	67,705	4,374,420
Norfolk Southern Corp.	68,700	4,315,734
Union Pacific Corp.	85,014	7,877,397
Other Securities	73,070	1,892,027
		18,459,578
Semiconductors & Semiconductor Equipment — 0.2%
Other Securities(a)	69,990	630,179
		630,179
Software — 0.3%
Other Securities	83,074	1,033,440
		1,033,440
Specialty Retail — 0.5%
Other Securities(a)	57,579	1,385,189
		1,385,189
Thrifts & Mortgage Finance — 0.0%
Other Securities	1,513	21,197
		21,197
Wireless Telecommunication Services — 1.2%
Sprint Nextel Corp.*	464,664	1,965,529
Other Securities(a)	78,189	1,712,167
		3,677,696
TOTAL COMMON STOCKS (Identified Cost $262,775,618)		302,454,413

See notes to financial statements.
11

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government
Money Market Fund	1	$1
SSgA Money Market Fund	361,002	361,002
		361,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $361,003)		361,003

COLLATERAL FOR SECURITIES ON LOAN — 5.0%
Short-Term — 5.0%
State Street Navigator Securities Lending
Prime Portfolio	15,156,538	15,156,538

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $15,156,538)		15,156,538

Total Investments — 105.0%
(Identified Cost $278,293,159)#		317,971,954
Liabilities, Less Cash and
Other Assets — (5.0%)		(15,011,859)
Net Assets — 100.0%		$302,960,095

†	See Note 1.
(a)	Some/all of the security/securities were held on loan. As of December 31, 2010, the market value of the securities on loan was $15,019,075.
*	Non-income producing security.
#
At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $278,293,159. Net unrealized appreciation aggregated $39,678,795 of which $63,551,350 related to appreciated investment securities and $23,872,555 related to depreciated investment securities.

See notes to financial statements.
12

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.9%
Esterline Technologies Corp.*	6,500	$445,835
Other Securities(a)	178,457	4,583,411
		5,029,246
Air Freight & Logistics — 0.6%
Other Securities(a)	67,252	1,438,099
		1,438,099
Airlines — 0.7%
Alaska Air Group, Inc.*	9,700	549,893
Other Securities(a)	145,160	1,395,643
		1,945,536
Auto Components — 0.9%
Tenneco, Inc.*	10,500	432,180
Other Securities(a)	133,924	2,028,772
		2,460,952
Automobiles — 0.2%
Thor Industries, Inc.(a)	13,400	455,064
Other Securities(a)	6,500	98,800
		553,864
Beverages — 0.2%
Other Securities(a)	41,526	645,292
		645,292
Biotechnology — 3.1%
Onyx Pharmaceuticals, Inc.*	11,900	438,753
Other Securities(a)	1,011,104	7,566,144
		8,004,897
Building Products — 0.8%
Other Securities(a)	105,608	2,095,707
		2,095,707
Capital Markets — 1.4%
Other Securities(a)	319,584	3,739,480
		3,739,480
Chemicals — 2.6%
Kronos Worldwide, Inc.	11,107	471,936
Westlake Chemical Corp.(a)	15,100	656,397
Other Securities(a)	263,571	5,538,632
		6,666,965
Commercial Banks — 5.8%
Investors Bancorp, Inc.(a)*	34,155	448,114
Other Securities(a)	1,067,490	14,567,906
		15,016,020
Commercial Services & Supplies — 2.6%
Other Securities(a)	382,370	6,739,321
		6,739,321
Communications Equipment — 3.2%
Acme Packet, Inc.*	10,900	579,444
InterDigital, Inc.(a) *	11,952	497,681
Riverbed Technology, Inc.*	20,000	703,400
Other Securities(a)	552,701	6,637,595
		8,418,120
Computers & Peripherals — 0.9%
Other Securities(a)	258,355	2,421,293
		2,421,293
Construction & Engineering — 0.8%
EMCOR Group, Inc.*	14,714	426,412
Other Securities(a)	108,463	1,696,359
		2,122,771
Construction Materials — 0.3%
Other Securities(a)	27,979	678,596
		678,596
Consumer Finance — 0.8%
Other Securities(a)	117,604	1,989,015
		1,989,015
Containers & Packaging — 0.2%
Other Securities(a)	86,199	475,871
		475,871
Distributors — 0.1%
Other Securities(a)	15,300	312,884
		312,884
Diversified Consumer Services — 1.1%
Other Securities(a)	186,619	2,959,667
		2,959,667
Diversified Financial Services — 0.5%
Other Securities(a)	75,267	1,371,277
		1,371,277
Diversified Telecommunication Services — 0.8%
Other Securities(a)	230,240	2,174,022
		2,174,022
Electric Utilities — 1.2%
Cleco Corp.	15,000	461,400
Other Securities(a)	98,230	2,588,309
		3,049,709
Electrical Equipment — 1.8%
Baldor Electric Co.	10,400	655,616
II-VI, Inc.*	11,911	552,194
Other Securities(a)	257,486	3,497,069
		4,704,879
Electronic Equipment, Instruments & Components — 3.1%
IPG Photonics Corp.*	13,639	431,265
Vishay Intertechnology, Inc.*	38,800	569,584
Other Securities(a)	479,234	7,039,568
		8,040,417

See notes to financial statements.
13

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services — 2.3%
Complete Production Services, Inc.*	16,900	$499,395
RPC, Inc.(a)	33,075	599,319
Other Securities	355,192	4,923,706
		6,022,420
Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.	12,174	517,517
Other Securities(a)	80,186	1,880,158
		2,397,675
Food Products — 1.5%
Lancaster Colony Corp.(a)	7,600	434,720
Other Securities(a)	182,953	3,477,426
		3,912,146
Gas Utilities — 0.7%
Other Securities(a)	39,794	1,689,497
		1,689,497
Health Care Equipment & Supplies — 3.3%
The Cooper Cos., Inc.	9,000	507,060
Other Securities(a)	522,805	8,201,756
		8,708,816
Health Care Providers & Services — 3.1%
Catalyst Health Solutions, Inc.*	11,800	548,582
Magellan Health Services, Inc.*	11,300	534,264
PSS World Medical, Inc.(a)*	24,238	547,779
Other Securities(a)	375,188	6,473,399
		8,104,024
Health Care Technology — 0.8%
Quality Systems, Inc.(a)	11,355	792,806
Other Securities(a)	76,263	1,184,160
		1,976,966
Hotels, Restaurants & Leisure — 3.1%
Vail Resorts, Inc.(a)*	8,330	433,493
Other Securities(a)	478,738	7,543,956
		7,977,449
Household Durables — 1.0%
Other Securities(a)	221,854	2,479,019
		2,479,019
Household Products — 0.2%
Other Securities(a)	28,522	633,115
		633,115
Independent Power Producers & Energy Traders — 0.2%
Other Securities	84,972	552,657
		552,657
Industrial Conglomerates — 0.2%
Other Securities(a)	16,250	461,672
		461,672
Insurance — 3.0%
MBIA, Inc.*	36,900	442,431
Other Securities(a)	430,283	7,389,912
		7,832,343
Internet & Catalog Retail — 0.5%
Other Securities(a)	122,507	1,402,464
		1,402,464
Internet Software & Services — 2.2%
Other Securities(a)	536,703	5,697,497
		5,697,497
IT Services — 2.4%
Syntel, Inc.	9,300	444,447
VeriFone Holdings, Inc.(a)*	13,500	520,560
Other Securities(a)	347,062	5,269,825
		6,234,832
Leisure Equipment & Products — 0.6%
Other Securities(a)	152,238	1,603,499
		1,603,499
Life Sciences Tools & Services — 0.6%
Dionex Corp.*	4,000	472,040
Other Securities(a)	152,596	1,157,008
		1,629,048
Machinery — 3.7%
WABCO Holdings, Inc.*	10,200	621,486
Other Securities(a)	399,081	9,002,818
		9,624,304
Marine — 0.2%
Other Securities(a)	50,526	604,887
		604,887
Media — 1.7%
Other Securities(a)	445,739	4,534,496
		4,534,496
Metals & Mining — 2.0%
Coeur d’Alene Mines Corp.*	17,558	479,685
Hecla Mining Co.*	48,649	547,788
Stillwater Mining Co.*	21,000	448,350
Other Securities(a)	197,407	3,655,830
		5,131,653
Multi-Utilities — 0.4%
Other Securities(a)	32,500	944,085
		944,085
Multiline Retail — 0.6%
Dillard’s, Inc., Class A(a)	14,700	557,718
Other Securities(a)	79,566	965,508
		1,523,226
Office Electronics — 0.1%
Other Securities	9,827	373,328
		373,328

See notes to financial statements.
14

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 4.0%
Holly Corp.(a)	10,600	$432,162
Rosetta Resources, Inc.*	11,700	440,388
Other Securities(a)	768,553	9,479,551
		10,352,101
Paper & Forest Products — 0.5%
Other Securities(a)	87,842	1,405,432
		1,405,432
Personal Products — 0.5%
Other Securities(a)	81,788	1,258,504
		1,258,504
Pharmaceuticals — 1.5%
Viropharma, Inc.*	25,800	446,856
Other Securities(a)	405,909	3,413,019
		3,859,875
Professional Services — 1.7%
Acacia Research - Acacia
Technologies*	29,010	752,519
Other Securities(a)	224,133	3,653,259
		4,405,778
Real Estate Management & Development — 0.2%
Other Securities(a)	41,622	557,199
		557,199
Road & Rail — 1.6%
AMERCO, Inc.*	4,600	441,784
Other Securities(a)	169,497	3,619,765
		4,061,549
Semiconductors & Semiconductor Equipment — 4.8%
Other Securities(a)	1,037,455	12,442,011
		12,442,011
Software — 4.2%
Ariba, Inc.*	18,950	445,135
TIBCO Software, Inc.*	41,462	817,216
Other Securities(a)	632,948	9,733,580
		10,995,931
Specialty Retail — 3.8%
Sally Beauty Holdings, Inc.(a)*	31,000	450,430
Other Securities(a)	664,607	9,535,922
		9,986,352
Textiles, Apparel & Luxury Goods — 2.0%
Columbia Sportswear Co.	8,700	524,610
Deckers Outdoor Corp.(a)*	7,800	621,972
Other Securities(a)	219,936	4,004,583
		5,151,165
Thrifts & Mortgage Finance — 1.7%
NewAlliance Bancshares, Inc.	33,500	501,830
Other Securities(a)	419,538	3,851,116
		4,352,946
Tobacco — 0.3%
Other Securities(a)	81,057	677,648
		677,648
Trading Companies & Distributors — 1.4%
WESCO International, Inc.(a)*	8,100	427,680
Other Securities(a)	154,606	3,145,607
		3,573,287
Water Utilities — 0.2%
Other Securities(a)	23,313	588,757
		588,757
Wireless Telecommunication Services — 0.4%
Syniverse Holdings, Inc.*	15,400	475,090
Other Securities(a)	38,056	510,903
		985,993
TOTAL COMMON STOCKS (Identified Cost $239,076,209)		259,759,546

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Other Securities	4,900	24,010

Commercial Banks — 0.0%
Other Securities	10,580	60,729

Construction Materials — 0.0%
Other Securities	670	—
		—
Hotels, Restaurants & Leisure — 0.0%
Other Securities	130	41

Oil, Gas & Consumable Fuels — 0.0%
Other Securities	7,564	—

Pharmaceuticals — 0.0%
Other Securities	13,728	552

Specialty Retail — 0.0%
Other Securities	1,800	—

TOTAL RIGHTS & WARRANTS
(Identified Cost $111,630)		85,332

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	754,002	754,002
		754,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $754,003)		754,003

See notes to financial statements.
15

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 29.0%
Short-Term — 29.0%
State Street Navigator Securities Lending Prime Portfolio	75,554,790	$75,554,790

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $75,554,790)		75,554,790

Total Investments — 129.0% (Identified Cost $315,496,632)#		336,153,671
Liabilities, Less Cash and Other Assets — (29.0%)		(75,667,042)
Net Assets — 100.0%		$260,486,629

†	See Note 1.
*	Non-income producing security.
(a)	Some/all of the security/securities were held on loan. As of December 31, 2010, the market value of the securities on loan was $73,187,781.
#
At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $315,496,632. Net unrealized appreciation aggregated $20,657,039 of which $68,931,864 related to appreciated investment securities and $48,274,825 related to depreciated investment securities.

See notes to financial statements.
16

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Australia — 5.3%
Wesfarmers Ltd.	200,456	$6,560,846
Other Securities(a)	3,854,590	21,203,472
		27,764,318
Austria — 0.2%
Other Securities	17,259	810,441
		810,441
Belgium — 0.9%
Other Securities(a)	428,037	4,743,711
		4,743,711
Canada — 12.5%
EnCana Corp.(a)	129,651	3,793,169
Magna International, Inc., Class A	50,224	2,622,074
Manulife Financial Corp.(a)	200,314	3,455,079
Sun Life Financial, Inc.(a)	137,937	4,177,093
Suncor Energy, Inc.	243,764	9,384,779
Talisman Energy, Inc.	260,300	5,790,844
Teck Resources Ltd.	100,020	6,215,665
Thomson Reuters Corp.(a)	106,534	3,990,070
TransCanada Corp.(a)	115,987	4,431,606
Other Securities(a)	737,586	20,731,985
		64,592,364
Denmark — 1.5%
Other Securities	122,204	7,590,829
		7,590,829
Finland — 1.0%
UPM-Kymmene Oyj	153,593	2,713,356
Other Securities(a)	201,786	2,721,309
		5,434,665
France — 8.2%
AXA SA	259,150	4,311,462
Cie de Saint-Gobain	66,836	3,438,548
Credit Agricole SA	270,578	3,436,393
GDF Suez	122,497	4,395,150
Vivendi	288,783	7,795,194
Other Securities(a)	537,644	19,014,323
		42,391,070
Germany — 8.4%
Allianz SE	58,451	6,946,150
Bayerische Motoren Werke AG	75,553	5,941,582
Daimler AG*	94,858	6,430,471
Deutsche Bank AG(a)	56,477	2,939,628
Deutsche Bank AG	2,383	124,510
Deutsche Telekom AG	475,474	6,134,554
Muenchener Rueckversicherungs AG	48,420	7,340,628
Other Securities(a)	271,907	7,589,525
		43,447,048
Greece — 0.1%
Other Securities	111,273	484,905
		484,905
Hong Kong — 2.1%
Hutchison Whampoa Ltd.	656,000	6,768,629
Other Securities(a)	1,171,200	3,909,040
		10,677,669
Ireland — 0.2%
Other Securities	59,896	1,245,837
		1,245,837
Israel — 0.2%
Other Securities	208,122	1,124,616
		1,124,616
Italy — 1.7%
UniCredit SpA	2,029,647	4,198,512
Other Securities(a)	2,377,863	4,660,719
		8,859,231
Japan — 23.0%
FUJIFILM Holdings Corp.	113,700	4,111,630
JX Holdings, Inc.	446,500	3,030,195
Mitsubishi Chemical Holdings Corp.	375,000	2,544,956
Mitsubishi UFJ Financial Group, Inc.	1,819,940	9,843,565
Seven & I Holdings Co., Ltd.	125,500	3,354,292
Sony Corp., ADR(a)	212,565	7,590,696
Sumitomo Corp.(a)	207,400	2,935,123
Sumitomo Mitsui Financial Group, Inc	156,700	5,581,678
Toyota Motor Corp.	127,900	5,072,521
Toyota Motor Corp., ADR(a)	50,471	3,968,535
Other Securities(a)	10,145,577	71,161,603
		119,194,794
Netherlands — 3.6%
ArcelorMittal	124,101	4,706,430
Koninklijke Philips Electronics NV	147,916	4,530,370
Other Securities	681,570	9,375,742
		18,612,542
New Zealand — 0.1%
Other Securities	99,450	482,771
		482,771
Norway — 1.1%
Other Securities(a)	922,512	5,801,363
		5,801,363
Portugal — 0.1%
Other Securities(a)	321,647	679,973
		679,973
Singapore — 1.2%
Other Securities(a)	2,430,864	6,460,707
		6,460,707
Spain — 2.7%
Banco Santander SA	248,374	2,631,321
Repsol YPF SA	191,709	5,341,368
Other Securities(a)	1,089,489	6,109,868
		14,082,557

See notes to financial statements.
17

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden — 2.2%
Other Securities(a)	881,069	$11,465,881
		11,465,881
Switzerland — 5.2%
Holcim Ltd.	59,158	4,470,067
Swiss Reinsurance	60,442	3,251,586
Zurich Financial Services AG	32,199	8,340,746
Other Securities(a)	197,666	10,716,691
		26,779,090
United Kingdom — 17.8%
Aviva PLC	557,939	3,418,637
International Power PLC	409,589	2,794,470
Kingfisher PLC	803,327	3,298,997
Royal Dutch Shell PLC	154,388	5,090,936
Royal Dutch Shell PLC, ADR	256,493	17,100,388
Vodafone Group PLC(a)	145,000	3,832,350
Vodafone Group PLC, ADR	7,705,739	19,919,231
WM Morrison Supermarkets PLC	611,503	2,551,282
Xstrata PLC	388,338	9,115,162
Other Securities(a)	4,492,481	25,096,875
		92,218,328
TOTAL COMMON STOCKS
(Identified Cost $434,877,780)		514,944,710

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Other Securities	1,562	124,529

TOTAL PREFERRED STOCKS
(Identified Cost $105,116)		124,529

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Money Market Fund	659,006	659,006
SSgA Government Money Market Fund	1	1
		659,007
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $659,007)		659,007

COLLATERAL FOR SECURITIES ON LOAN — 12.8%
Short-Term — 12.8%
State Street Navigator Securities Lending
Prime Portfolio	66,057,326	66,057,326

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $66,057,326)		66,057,326

Total Investments — 112.3%
(Identified Cost $501,699,229)#		581,785,572
Liabilities, Less Cash and
Other Assets — (12.3%)		(63,618,455)
Net Assets — 100.0%		$518,167,117

†	See Note 1.
*	Non-income producing security
(a)	Some/all of the security/securities were held on loan. As of December 31, 2010, the market value of the securities on loan was $64,136,772.
#	At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $501,699,229. Net unrealized appreciation aggregated $80,086,343 of which $110,926,627 related to appreciated investment securities and $30,840,284 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

Ten Largest Industry Holdings as of December 31, 2010
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	12.7%
Oil, Gas & Consumable Fuels	12.2%
Insurance	11.0%
Metals & Mining	6.7%
Automobiles	5.2%
Wireless Telecommunication Services	4.6%
Food & Staples Retailing	4.0%
Media	3.8%
Chemicals	3.3%
Industrial Conglomerates	2.7%

Country Weightings
(% of portfolio market value)

See notes to financial statements.
18

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company
Portfolio	13,018,524	$223,658,238

TOTAL MUTUAL FUNDS
(Identified Cost $134,003,807)		223,658,238

Total Investments — 100.0%
(Identified Cost $134,003,807)#		223,658,238
Liabilities, Less Cash and
Other Assets — 0.0%		(43,467)
Net Assets — 100.0%		$223,614,771

†	See Note 1.
#	At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $134,003,807. Net unrealized appreciation aggregated $89,654,431, which related solely to appreciated investment securities.

See notes to financial statements.
19

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Brazil — 8.3%
Banco Santander Brasil SA, ADR	67,375	$916,300
BM&FBOVESPA SA	136,300	1,078,084
BRF - Brasil Foods SA, ADR	28,800	486,144
Gerdau SA, ADR	69,780	976,222
Petroleo Brasileiro SA, ADR	7,903	299,050
Other Securities	225,415	2,654,780
		6,410,580
Chile — 3.1%
Empresas CMPC SA	13,302	709,156
Empresas COPEC SA	28,567	555,469
Enersis SA, ADR	29,100	675,702
Other Securities	63,401	473,097
		2,413,424
China — 12.2%
Bank of China Ltd., H Shares	3,915,506	2,070,390
China Petroleum & Chemical Corp.	10,071	963,694
China Unicom Hong Kong Ltd., ADR	34,880	497,040
Citic Pacific Ltd.	144,000	371,449
Other Securities	7,619,009	5,480,977
		9,383,550
Czech Republic — 0.5%
Other Securities	27,953	398,385
		398,385
Hungary — 0.4%
Other Securities	4,729	279,465
		279,465
India — 10.8%
Hindalco Industries Ltd.	86,851	478,200
ICICI Bank Ltd., ADR	38,310	1,940,018
Reliance Industries Ltd.	20,543	486,067
Reliance Industries Ltd., GDR, 144A	21,509	1,022,108
Sterlite Industries India Ltd., ADR	26,322	435,366
Other Securities	756,635	3,990,265
		8,352,024
Indonesia — 3.1%
PT Bumi Resources Tbk	1,859,500	624,305
PT Indofood Sukses Makmur Tbk	673,000	364,137
Other Securities	11,891,711	1,405,593
		2,394,035
Israel — 0.0%
Other Securities	—	—
		—
Korea — 13.1%
Hana Financial Group, Inc.	12,730	485,690
Hyundai Motor Co.	7,538	1,152,386
KB Financial Group, Inc., ADR*	23,644	1,250,531
LG Electronics, Inc.	5,705	593,171
Samsung C&T Corp.	5,831	405,380
Shinhan Financial Group Co., Ltd., ADR*	12,205	1,145,073
Other Securities	178,838	5,072,555
		10,104,786
Malaysia — 3.7%
AMMB Holdings Berhad	223,512	509,580
PPB Group Berhad	65,600	367,198
Other Securities	1,777,768	1,950,015
		2,826,793
Mexico — 6.2%
Cemex SAB de CV, ADR*	44,543	477,056
Fomento Economico Mexicano SAB de CV, ADR	20,700	1,157,544
Grupo Financiero Banorte SAB de CV	88,400	420,168
Other Securities	478,067	2,699,020
		4,753,788
Philippines — 0.5%
Other Securities	1,216,940	374,233
		374,233
Poland — 1.8%
Polski Koncern Naftowy Orlen*	36,737	568,354
Other Securities	957,073	821,796
		1,390,150
Russia — 4.2%
Gazprom OAO, ADR	82,736	2,089,084
Lukoil OAO, ADR	14,376	812,244
Other Securities	34,502	361,169
		3,262,497
South Africa — 9.6%
Gold Fields Ltd., ADR	50,300	911,939
Harmony Gold Mining Co., Ltd., ADR	30,300	379,962
Nedbank Group Ltd.	22,619	447,573
Sanlam Ltd.	214,984	911,173
Sasol Ltd., ADR	9,800	510,090
Standard Bank Group Ltd.	64,023	1,045,264
Steinhoff International Holdings Ltd.*	132,740	493,682
Other Securities	354,823	2,666,943
		7,366,626
Taiwan — 13.8%
AU Optronics Corp., ADR*	68,934	718,292
Chimei Innolux Corp.*	428,856	592,763
China Development Financial Holding Corp.	869,888	383,381
Chinatrust Financial Holding Co., Ltd.	581,130	426,532
Mega Financial Holding Co., Ltd.	762,000	586,727
United Microelectronics Corp.	1,099,513	614,685
Other Securities	10,184,379	7,284,655
		10,607,035

See notes to financial statements.
20

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand — 2.4%
Bangkok Bank PCL, ADR	109,000	$531,531
Other Securities	2,150,200	1,354,034
		1,885,565
Turkey — 2.2%
Turkiye Is Bankasi	123,665	440,517
Other Securities	472,288	1,227,757
		1,668,274

TOTAL COMMON STOCKS (Identified Cost $58,834,497)		73,871,210

PREFERRED STOCKS — 3.5%
Brazil — 3.5%
Petroleo Brasileiro SA, ADR	24,877	850,047
Usinas Siderurgicas de Minas Gerais SA, PF A	55,050	635,396
Other Securities	112,150	1,212,001
		2,697,444
TOTAL PREFERRED STOCKS (Identified Cost $2,542,867)		2,697,444

RIGHTS & WARRANTS — 0.0%
China — 0.0%
Other Securities	28,114	115
		115
Philippines — 0.0%
Other Securities	7,579	3,806
		3,806
TOTAL RIGHTS & WARRANTS (Identified Cost $0)		3,921

SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Money Market Fund	653,001	653,001
SSgA Government Money Market Fund	1	1
		653,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $653,002)		653,002

Total Investments — 100.2% (Identified Cost $62,030,366)#		77,225,577
Liabilities, Less Cash and Other Assets — (0.2%)		(169,872)
Net Assets — 100.0%		$77,055,705

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $62,030,366. Net unrealized depreciation aggregated $15,195,211 of which $17,850,849 related to appreciated investment securities and $2,655,638 related to depreciated investment securities.

Key to abbreviations:
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
144A	—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Ten Largest Industry Holdings as of December 31, 2010
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	24.8%
Oil, Gas & Consumable Fuels	13.5%
Metal & Mining	10.3%
Industrial Conglomerates	4.4%
Electronic Equipment, Instruments & Components	3.2%
Real Estate Management & Development	3.1%
Food Products	3.0%
Diversified Financial Services	2.7%
Household Durables	2.6%
Automobiles	2.3%

Country Weightings
(% of portfolio market value)

See notes to financial statements.
21

SA Real Estate Securities Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Real Estate Investment Trusts (REITs) — 99.5%
Alexandria Real Estate Equities, Inc.	10,792	$790,622
AMB Property Corp.	36,745	1,165,184
American Campus Communities, Inc.	13,723	435,842
Apartment Investment & Management Co.	27,229	703,597
AvalonBay Communities, Inc.	18,585	2,091,742
BioMed Realty Trust, Inc.	28,436	530,331
Boston Properties, Inc.	30,475	2,623,898
BRE Properties, Inc.	13,907	604,955
Camden Property Trust	15,752	850,293
CBL & Associates Properties, Inc.	28,622	500,885
Corporate Office Properties Trust	15,335	535,958
Developers Diversified Realty Corp.	49,113	692,002
DiamondRock Hospitality Co.*	38,052	456,624
Digital Realty Trust, Inc.	20,644	1,063,992
Duke Realty Corp.	56,920	709,223
Entertainment Properties Trust	10,577	489,186
Equity Residential	60,149	3,124,741
Essex Property Trust, Inc.	6,881	785,948
Federal Realty Investment Trust	14,351	1,118,373
HCP, Inc.	75,022	2,760,059
Health Care REIT, Inc.	29,762	1,417,862
Highwoods Properties, Inc.	16,361	521,098
Home Properties, Inc.	8,354	463,563
Hospitality Properties Trust	28,315	652,378
Host Hotels & Resorts, Inc.	146,554	2,618,920
Kimco Realty Corp.	89,326	1,611,441
LaSalle Hotel Properties	16,951	447,506
Liberty Property Trust	25,879	826,058
Mack-Cali Realty Corp.	18,500	611,610
Mid-America Apartment Communities, Inc.	7,554	479,603
National Retail Properties, Inc.	19,000	503,500
Nationwide Health Properties, Inc.	28,543	1,038,394
Omega Healthcare Investors, Inc.	22,305	500,524
Piedmont Office Realty Trust, Inc., Class A	26,675	537,235
ProLogis	119,295	1,722,620
Public Storage	31,053	3,149,395
Realty Income Corp.	25,393	868,441
Regency Centers Corp.	18,780	793,267
Senior Housing Properties Trust	29,300	642,842
Simon Property Group, Inc.	62,929	6,260,806
SL Green Realty Corp.	17,262	1,165,358
Tanger Factory Outlet Centers	8,962	458,765
Taubman Centers, Inc.	12,538	632,918
The Macerich Co.	28,678	1,358,477
UDR, Inc.	39,224	922,548
Ventas, Inc.	36,173	1,898,359
Vornado Realty Trust	35,208	2,933,883
Washington Real Estate Investment Trust	14,850	460,202
Weingarten Realty Investors	26,200	622,512
Other Securities	692,642	9,565,771
		67,719,311
TOTAL COMMON STOCKS
(Identified Cost $59,012,269)		67,719,311

SHORT-TERM INVESTMENTS — 1.1%
Other — 1.1%
SSgA Money Market Fund	798,001	798,001
SSgA Government Money Market Fund	1	1
		798,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $798,002)		798,002

Total Investments — 100.6% (Identified Cost $59,810,271)#		68,517,313
Liabilities, Less Cash and Other Assets — (0.6%)		(441,861)
Net Assets — 100.0%		$68,075,452

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $59,810,271. Net unrealized appreciation aggregated $8,707,042 of which $10,373,118 related to appreciated investment securities and $1,666,076 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.
22

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23

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2010 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core Market
	Income Fund	Income Fund	Fund
ASSETS
Investments in securities, at value	$267,695,928	$527,621,719	$417,495,180
Cash	870	365	875
Foreign currency, at value	—	317	—
Receivable for investments sold	—	—	—
Dividends and interest receivable	1,776,394	7,925,022	403,282
Receivable for fund shares sold	547,923	666,971	426,878
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	872,042	—
Receivable due from the Advisor (Note 2)	52,291	132,955	58,714
Receivable for tax reclaims	—	—	98
Prepaid expenses	1,874	1,897	1,920
Other assets	—	6,148	—
Total Assets	270,075,280	537,227,436	418,386,947
LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	21,040	21,914	129,767
Collateral for securities on loan (Note 1)	—	39,383,335	23,877,354
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	4,063,988	—
Advisory fee payable (Note 2)	67,609	270,391	214,564
Sub-Advisory fee payable (Note 2)	22,536	20,799	15,251
Administration fee payable (Note 2)	22,536	41,599	33,010
Sub-Administration fee payable (Note 2)	3,983	9,205	8,862
Custody and accounting fees payable	3,664	12,367	6,650
Trustees' fees payable (Note 2)	5,251	5,251	5,251
Shareholder servicing fee payable (Note 2)	56,340	103,996	82,525
Transfer agent fee payable	5,189	10,467	11,720
Professional fees payable	2,093	1,983	1,252
Accrued expenses and other liabilities	1,585	—	2,536
Total Liabilities	211,826	43,945,295	24,388,742

NET ASSETS	$269,863,454	$493,282,141	$393,998,205
NET ASSETS CONSIST OF:
Capital paid in	$268,701,137	$492,466,403	$350,074,525
Undistributed/(overdistributed) net investment income	(15,585)	3,435,436	30,738
Accumulated net realized gain/(loss)	79,119	(22,224,720)	(78,282,382)
Net unrealized appreciation/(depreciation) on:
Investments	1,098,783	22,528,123	122,175,324
Foreign currency and forward currency transactions	—	(2,923,101)	—

NET ASSETS	$269,863,454	$493,282,141	$393,998,205

Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	26,390,922	49,813,177	33,901,898
Net asset value per share	$10.23	$9.90	$11.62
Identified cost of investments	$266,597,145	$505,093,596	$295,319,856
Cost of foreign currency	$—	$315	$—

See notes to financial statements.
24

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund
$317,971,954	$336,153,671	$581,785,572	$223,658,238	$77,225,577	$68,517,313
419	6,148	615	44,646	115	244
—	—	1,758,567	—	279,712	—
—	226,183	—	—	—	—
247,339	129,903	626,337	—	83,389	216,280
271,612	167,952	462,730	199,125	64,755	108,427
—	—	—	—	—	—
48,023	71,758	—	10,417	32,716	31,255
—	—	397,691	—	1,882	—
1,920	1,920	1,921	1,921	1,874	1,874
—	—	15	—	—	—
318,541,267	336,757,535	585,033,448	223,914,347	77,690,020	68,875,393

—	317,627	—	44,645	351,227	684,252
104,263	55,655	249,779	33,741	6,166	19,215
15,156,538	75,554,790	66,057,326	—	—	—

—	—	—	—	—	—
162,475	142,078	279,899	119,048	40,810	36,147
24,996	76,503	86,123	—	31,393	8,342
24,996	21,858	43,062	18,315	6,279	5,561
7,502	6,260	10,566	4,625	1,571	1,631
12,221	9,735	8,734	3,524	18,548	1,791
5,251	5,252	5,252	5,251	5,252	5,252
62,491	54,645	107,654	45,788	15,696	13,903
11,516	11,274	12,006	11,029	5,452	5,524
2,287	5,923	5,930	4,001	6,129	5,916
6,636	9,306	—	9,609	145,792	12,407
15,581,172	76,270,906	66,866,331	299,576	634,315	799,941

$302,960,095	$260,486,629	$518,167,117	$223,614,771	$77,055,705	$68,075,452

$297,808,684	$247,641,911	$507,918,522	$169,377,697	$61,074,059	$67,274,240
35,384	81,405	(238,731)	1,019,224	(14,440)	308,931
(34,562,768)	(7,893,726)	(69,677,458)	(36,436,581)	1,000,282	(8,214,761)

39,678,795	20,657,039	80,086,343	89,654,431	15,195,211	8,707,042
—	—	78,441	—	(199,407)	—

$302,960,095	$260,486,629	$518,167,117	$223,614,771	$77,055,705	$68,075,452

27,691,208	15,930,787	46,761,334	12,665,251	6,088,796	9,742,979
$10.94	$16.35	$11.08	$17.66	$12.66	$6.99
$278,293,159	$315,496,632	$501,699,229	$134,003,807	$62,030,366	$59,810,271
$—	$—	$1,708,178	$—	$277,065	$—

25

STATEMENTS OF OPERATIONS—SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited)
	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$3,719,030
Interest (1)	1,177,932	7,873,836	49,986
Other income	—	—	19,332
Taxes withheld	—	—	—
Total Income	1,177,932	7,873,836	3,788,348
Expenses:
Advisory fees (Note 2)	377,479	1,586,598	1,180,447
Sub-Advisory fees (Note 2)	125,826	122,046	83,903
Shareholder Services fees (Note 2)	314,565	610,230	454,018
Administration fees (Note 2)	125,826	244,092	181,607
Sub-Administration fees (Note 2)	34,327	64,856	49,501
Trustees’ fees and expenses (Note 2)	10,418	10,418	10,418
Custody and accounting fees	30,760	76,967	58,977
Transfer agent fees	33,560	56,459	60,681
Professional fees	32,551	33,997	34,029
Registration fees	14,586	13,427	13,758
Other expenses	13,269	25,431	22,135
Total expenses before waivers and reimbursements:	1,113,167	2,844,521	2,149,474
Less: Fee waiver by Advisor (Note 2)	(295,296)	(769,739)	(333,402)
Net expenses	817,871	2,074,782	1,816,072
Net investment income	360,061	5,799,054	1,972,276

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	651,214	1,778,610	2,256,506
Foreign currency and forward currency transactions	—	(18,618,939)	—
Increase (decrease) in unrealized appreciation/(depreciation) on:
Investments	(279,974)	19,912,475	73,174,847
Foreign currency and forward currency transactions	—	(5,051,072)	—
Net realized and unrealized gain (loss) on investments and
foreign currency transactions	371,240	(1,978,926)	75,431,353
Net increase in net assets resulting from operations	$731,301	$3,820,128	$77,403,629
(1) Interest income includes security lending income of:	$—	$33,237	$49,924

See notes to financial statements.
26

SA U.S.	SA U.S.	SA International	SA International	SA	SA
Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$3,451,881	$1,758, 864	$4,549,362	$3,148,308	$636,452	$1,192,545
63,115	262,124	214,351	—	46	12
17,001	33,482	—	—	—	—
—	(26)	(260,115)	—	(73,421)	—
3,531,997	2,054,444	4,503,598	3,148,308	563,077	1,192,557

882,369	750,046	1,576,246	654,887	227,155	203,327
135,749	403,871	484,999	—	174,734	46,922
339,373	288,479	606,249	251,879	87,367	78,203
135,749	115,392	242,499	100,752	34,947	31,281
38,656	33,095	63,148	26,599	11,535	11,114
10,418	10,418	10,418	10,418	10,418	10,418
48,120	67,270	97,804	17,179	87,722	23,115
60,102	58,966	62,434	57,584	33,112	34,282
31,769	35,404	35,411	35,407	39,338	35,397
10,869	10,656	14,568	10,593	10,321	9,565
17,121	15,456	26,897	13,845	8,911	8,443
1,710,295	1,789,053	3,220,673	1,179,143	725,560	492,067
(284,930)	(404,352)	—	(70,873)	(218,755)	(179,256)
1,425,365	1,384,701	3,220,673	1,108,270	506,805	312,811
2,106,632	669,743	1,282,925	2,040,038	56,272	879,746

6,144,589	6,793,042	17,029,713	(396,001)	2,214,090	(2,813,016)
—	—	242,045	—	(13,043)	—

52,780,116	54,778,690	89,260,075	51,847,400	14,815,313	13,549,144
—	—	94,335	—	(93,790)	—

58,924,705	61,571,732	106,626,168	51,451,399	16,922,570	10,736,128
$61,031,337	$62,241,475	$107,909,093	$53,491,437	$16,978,842	$11,615,874
$63,089	$262,085	$213,360	$—	$—	$—

27

STATEMENTS OF CHANGES IN NET ASSETS
	SA U.S. Fixed Income Fund
	Six Months Ended
	12/31/2010	Year Ended
	(Unaudited)	06/30/2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$360,061	$1,273,359
Net realized gain (loss) on investments and foreign currency transactions	651,214	2,113,621
Net increase (decrease) in unrealized appreciation (depreciation)	(279,974)	(66,891)
Net increase in net assets from operations	731,301	3,320,089

Distributions to shareholders from:
Net investment income	(375,646)	(1,273,657)
Net realized gains	(1,740,510)	(1,963,531)
Total distributions	(2,116,156)	(3,237,188)

Share transactions
Proceeds from sale of shares	55,782,017	109,904,857
Value of distributions reinvested	2,078,842	3,173,720
Cost of shares redeemed	(17,920,187)	(44,828,624)
Total share transactions	39,940,672	68,249,953
Total increase in net assets	38,555,817	68,332,854

NET ASSETS
Beginning of Period	231,307,637	162,974,783
End of period	$269,863,454	$231,307,637

Undistributed/(overdistributed) net investment income, end of period	$(15,585)	$—

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,419,613	10,697,888
Issued for distributions reinvested	203,435	309,910
Shares redeemed	(1,740,933)	(4,363,475)
Net increase (decrease) in fund shares	3,882,115	6,644,323

See notes to financial statements.
28

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended		Six Months Ended
12/31/2010	Year Ended	12/31/2010	Year Ended
(Unaudited)	06/30/2010	(Unaudited)	06/30/2010

$5,799,054	$11,234,596	$1,972,276	$3,278,205
(16,840,329)	18,896,016	2,256,506	1,004,136
14,861,403	(8,941,548)	73,174,847	37,748,125
3,820,128	21,189,064	77,403,629	42,030,466

(20,092,211)	(8,470,753)	(4,471,661)	(3,973,295)
—	—	—	—
(20,092,211)	(8,470,753)	(4,471,661)	(3,973,295)

57,647,406	134,362,794	27,769,252	57,562,733
19,536,038	8,230,404	4,256,599	3,774,693
(40,002,974)	(88,699,032)	(35,562,309)	(74,502,668)
37,180,470	53,894,166	(3,536,458)	(13,165,242)
20,908,387	66,612,477	69,395,510	24,891,929

472,373,754	405,761,277	324,602,695	299,710,766
$493,282,141	$472,373,754	$393,998,205	$324,602,695

$3,435,436	$17,728,593	$30,738	$2,530,123

5,645,801	13,137,507	2,617,041	5,795,826
1,951,123	807,694	370,139	379,748
(3,910,876)	(8,673,617)	(3,339,613)	(7,508,871)
3,686,048	5,271,584	(352,433)	(1,333,297)

29

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	SA U.S. Value Fund
	Six Months Ended
	12/31/2010	Year Ended
	(Unaudited)	06/30/2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,106,632	$1,670,134
Net realized gain on investments and foreign currency transactions	6,144,589	13,019,345
Net increase in unrealized appreciation	52,780,116	25,518,869
Net increase in net assets from operations	61,031,337	40,208,348

Distributions to shareholders from:
Net investment income	(2,790,940)	(2,452,523)
Net realized gains	—	—
Total distributions	(2,790,940)	(2,452,523)

Share transactions
Proceeds from sale of shares	24,879,237	51,871,922
Value of distributions reinvested	2,673,643	2,347,124
Cost of shares redeemed	(22,506,106)	(52,997,325)
Total share transactions	5,046,774	1,221,721
Total increase in net assets	63,287,171	38,977,546

NET ASSETS
Beginning of Period	239,672,924	200,695,378
End of period	$302,960,095	$239,672,924

Undistributed/(overdistributed) net investment income, end of period	$35,384	$719,692

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,530,891	5,615,632
Issued for distributions reinvested	250,811	257,360
Shares redeemed	(2,285,826)	(5,734,129)
Net increase (decrease) in fund shares	495,876	138,863

See notes to financial statements.
30

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended		Six Months Ended
12/31/2010	Year Ended	12/31/2010	Year Ended
(Unaudited)	06/30/2010	(Unaudited)	06/30/2010

$669,743	$59,860	$1,282,925	$7,630,771
6,793,042	10,939,170	17,271,758	2,733,091
54,778,690	28,951,230	89,354,410	22,819,608
62,241,475	39,950,260	107,909,093	33,183,470

(610,760)	(1,391,746)	(8,897,384)	(10,364,139)
—	—	—	—
(610,760)	(1,391,746)	(8,897,384)	(10,364,139)

19,025,256	39,619,481	38,878,361	85,686,929
583,377	1,327,384	8,551,929	9,976,281
(24,913,788)	(46,479,138)	(48,545,424)	(104,869,250)
(5,305,155)	(5,532,273)	(1,115,134)	(9,206,040)
56,325,560	33,026,241	97,896,575	13,613,291

204,161,069	171,134,828	420,270,542	406,657,251
$260,486,629	$204,161,069	$518,167,117	$420,270,542

$81,405	$22,422	$(238,731)	$7,375,728

1,351,127	3,144,886	3,767,088	8,640,549
35,989	108,713	785,301	995,636
(1,737,131)	(3,648,875)	(4,695,738)	(10,520,451)
(350,015)	(395,276)	(143,349)	(884,266)

31

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	SA International Small Company Fund
	Six Months Ended
	12/31/2010	Year Ended
	(Unaudited)	06/30/2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,040,038	$1,533,210
Net realized gain (loss) on investments and foreign currency transactions	(396,001)	(3,010,697)
Net increase in unrealized appreciation	51,847,400	21,087,000
Net increase in net assets from operations	53,491,437	19,609,513

Distributions to shareholders from:
Net investment income	(2,554,024)	(2,543,816)
Net realized gains	—	—
Total distributions	(2,554,024)	(2,543,816)

Share transactions
Proceeds from sale of shares	16,205,798	35,047,241
Value of distributions reinvested	2,434,069	2,420,599
Cost of shares redeemed	(20,148,084)	(36,633,305)
Total share transactions	(1,508,217)	834,535
Total increase in net assets	49,429,196	17,900,232

NET ASSETS
Beginning of Period	174,185,575	156,285,343
End of period	$223,614,771	$174,185,575

Undistributed/(overdistributed) net investment income, end of period	$1,019,224	$1,533,210

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,029,964	2,426,940
Issued for distributions reinvested	142,011	168,801
Shares redeemed	(1,280,304)	(2,539,009)
Net increase (decrease) in fund shares	(108,329)	56,732

See notes to financial statements.
32

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended		Six Months Ended
12/31/2010	Year Ended	12/31/2010	Year Ended
(Unaudited)	06/30/2010	(Unaudited)	06/30/2010

$56,272	$192,291	$879,746	$1,214,845
2,201,047	1,852,875	(2,813,016)	(930,236)
14,721,523	10,660,125	13,549,144	16,731,720
16,978,842	12,705,291	11,615,874	17,016,329

(253,509)	(100,560)	(1,436,108)	(852,520)
(1,191,663)	—	—	—
(1,445,172)	(100,560)	(1,436,108)	(852,520)

8,830,516	17,665,250	8,652,850	16,982,888
1,424,080	99,306	1,409,854	840,060
(8,250,967)	(14,091,029)	(6,164,886)	(9,726,433)
2,003,629	3,673,527	3,897,818	8,096,515
17,537,299	16,278,258	14,077,584	24,260,324

59,518,406	43,240,148	53,997,868	29,737,544
$77,055,705	$59,518,406	$68,075,452	$53,997,868

$(14,440)	$182,797	$308,931	$865,293

751,361	1,770,741	1,298,662	3,137,044
116,824	9,803	212,648	154,707
(707,587)	(1,421,985)	(929,230)	(1,725,615)
160,598	358,559	582,080	1,566,136

33

FINANCIAL HIGHLIGHTS
	SA U.S. Fixed
	Income Fund
	Six Months Ended
	December 31, 2010	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)	June 30, 2010	June 30, 2009	June 30, 2008		June 30, 2007*
Net Asset Value, Beginning of Period	$10.28	$10.27	$10.09	$10.11		$10.00

Income from Investment Operations:
Net investment income	0.01	0.07	0.21	0.27		0.06
Net realized and unrealized
gain on investments	0.03	0.12	0.18	0.05		0.05
Total from investment operations	0.04	0.19	0.39	0.32		0.11

Less Distributions:
Dividends from net investment income	(0.02)	(0.07)	(0.21)	(0.34)		—
Distributions from capital gains	(0.07)	(0.11)	—	(0.00	)(4)	—
Total distributions	(0.09)	(0.18)	(0.21)	(0.34)		—

Net asset value, end of period	$10.23	$10.28	$10.27	$10.09		$10.11

Total return (1)	0.32%	1.80%	3.90%	3.18%		1.10%
Net assets, end of period (000s)	$269,863	$231,308	$162,975	$125,966		$37,226
Ratio of net expenses to average net assets (2)	0.65%	0.65%	0.65%	0.65%		0.65%
Ratio of gross expenses to
average net assets (2)	0.88%	0.91%	0.94%	1.06%		2.45%
Ratio of net investment income to
average net assets (2)	0.29%	0.66%	2.05%	3.05%		4.56%
Portfolio turnover rate	35%	104%	46%	0%		0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (3)	$— (5)	$0.05	$0.18	$0.24		$0.04

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than $(0.005) per share.
(5)	Less than $0.01 per share.

See notes to financial statements.
34

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Six Months Ended
	December 31, 2010	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
Net Asset Value, Beginning of Period	$10.24	$9.93	$10.34	$10.30	$9.91	$10.33

Income from Investment
Operations:
Net investment income	0.11	0.25	0.25	0.26	0.23	0.19
Net realized and unrealized
gain (loss) on investments	(0.03)	0.25	0.16	0.02	0.23	(0.23)
Total from investment operations	0.08	0.50	0.41	0.28	0.46	(0.04)

Less Distributions:
Dividends from net
investment income	(0.42)	(0.19)	(0.82)	(0.24)	(0.07)	(0.38)
Return of Capital	—	—	—	—	—	(0.00	)(*)
Total distributions	(0.42)	(0.19)	(0.82)	(0.24)	(0.07)	(0.38)

Net asset value, end of period	$9.90	$10.24	$9.93	$10.34	$10.30	$9.91

Total return (1)	0.80%	5.02%	4.04%	2.77%	4.60%	(0.38)%
Net assets, end of period (000s)	$493,282	$472,374	$405,761	$601,370	$610,292	$514,888
Ratio of net expenses to
average net assets (2)	0.85%	0.85%	0.85%	0.85%	0.96%	1.00%
Ratio of gross expenses to
average net assets (2)	1.17%	1.17%	1.16%	1.14%	1.23%	1.31%
Ratio of net investment income to
average net assets (2)	2.38%	2.54%	2.43%	2.48%	2.05%	2.11%
Portfolio turnover rate	9%	29%	53%	91%	70%	90%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.09	$0.22	$0.21	$0.23	$0.20	$0.17

(*)	Amount rounds to less than $(0.005) per share.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
35

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core
	Market Fund
	Six Months Ended
	December 31, 2010	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
Net Asset Value, Beginning of Period	$9.48	$8.42	$11.48	$13.56	$11.47	$10.69

Income from Investment
Operations:
Net investment income	0.06	0.10	0.16	0.11	0.10	0.08
Net realized and unrealized
gain (loss) on investments	2.21	1.07	(3.08)	(1.94)	2.08	0.77
Total from investment operations	2.27	1.17	(2.92)	(1.83)	2.18	0.85

Less Distributions:
Dividends from net
investment income	(0.13)	(0.11)	(0.11)	(0.11)	(0.09)	(0.07)
Distributions from capital gains	—	—	(0.03)	(0.14)	—	—
Total distributions	(0.13)	(0.11)	(0.14)	(0.25)	(0.09)	(0.07)

Net asset value, end of period	$11.62	$9.48	$8.42	$11.48	$13.56	$11.47

Total return (1)	23.99%	13.88%	(25.36)%	(13.70)%	19.03%	7.95%
Net assets, end of period (000s)	$393,998	$324,603	$299,711	$508,533	$624,833	$496,305
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.06%	1.08%
Ratio of gross expenses to
average net assets (2)	1.18%	1.18%	1.20%	1.14%	1.14%	1.18%
Ratio of net investment income to
average net assets (2)	1.09%	0.95%	1.50%	0.91%	0.81%	0.73%
Portfolio turnover rate	3%	6%	7%	2%	2%	0%(3)
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (4)	$0.05	$0.08	$0.14	$0.10	$0.09	$0.07

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Amount rounds to less than 0.5%.
(4)	Gross expenses before waivers of expenses.

See notes to financial statements.
36

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Value Fund
	Six Months Ended
	December 31, 2010	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
Net Asset Value, Beginning of Period	$8.81	$7.42	$11.25	$14.86	$13.27	$11.99

Income from Investment
Operations:
Net investment income	0.08	0.06	0.15	0.10	0.07	0.07
Net realized and unrealized
gain (loss) on investments	2.15	1.42	(3.83)	(3.33)	2.53	1.64
Total from investment operations	2.23	1.48	(3.68)	(3.23)	2.60	1.71

Less Distributions:
Dividends from net
investment income	(0.10)	(0.09)	(0.15)	(0.07)	(0.07)	(0.05)
Distributions from capital gains	—	—	—	(0.31)	(0.94)	(0.38)
Total distributions	(0.10)	(0.09)	(0.15)	(0.38)	(1.01)	(0.43)

Net asset value, end of period	$10.94	$8.81	$7.42	$11.25	$14.86	$13.27

Total return (1)	25.36%	19.92%	(32.68)%	(22.05)%	20.33%	14.52%
Net assets, end of period (000s)	$302,960	$239,673	$200,695	$310,421	$373,545	$295,222
Ratio of net expenses to
average net assets (2)	1.05%	1.05%	1.05%	1.05%	1.11%	1.13%
Ratio of gross expenses to
average net assets (2)	1.26%	1.27%	1.29%	1.22%	1.33%	1.42%
Ratio of net investment income to
average net assets (2)	1.55%	0.67%	1.82%	0.82%	0.47%	0.57%
Portfolio turnover rate	12%	28%	42%	10%	8%	12%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.07	$0.04	$0.13	$0.08	$0.04	$0.03
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
37

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Small Company Fund
	Six Months Ended
	December 31, 2010	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
Net Asset Value, Beginning of Period	$12.54	$10.26	$14.37	$20.15	$18.83	$17.54

Income from Investment
Operations:
Net investment income (loss)	0.04	— (4)	0.09	0.03	(0.01)	(0.07)
Net realized and unrealized
gain (loss) on investments	3.81	2.36	(3.41)	(3.86)	2.88	2.46
Total from investment operations	3.85	2.36	(3.32)	(3.83)	2.87	2.39

Less Distributions:
Dividends from net
investment income	(0.04)	(0.08)	(0.03)	—	—	—
Distributions from capital gains	—	—	(0.76)	(1.95)	(1.55)	(1.10)
Total distributions	(0.04)	(0.08)	(0.79)	(1.95)	(1.55)	(1.10)

Net asset value, end of period	$16.35	$12.54	$10.26	$14.37	$20.15	$18.83

Total return (1)	30.69%	23.06%	(22.42)%	(20.15)%	15.90%	13.92%
Net assets, end of period (000s)	$260,487	$204,161	$171,135	$260,892	$315,491	$247,218
Ratio of net expenses to
average net assets (2)	1.20%	1.20%	1.20%	1.20%	1.26%	1.28%
Ratio of gross expenses to
average net assets (2)	1.55%	1.57%	1.61%	1.51%	1.53%	1.60%
Ratio of net investment income
(loss) to average net assets (2)	0.58%	0.03%	0.77%	0.17%	(0.07)%	(0.43)%
Portfolio turnover rate	8%	13%	13%	13%	14%	13%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been (3)	$0.02	$(0.04)	$0.04	$(0.02)	$(0.06)	$(0.13)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Less than $0.01 per share.

See notes to financial statements.
38

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Value Fund
	Six Months Ended
	December 31, 2010	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007		June 30, 2006
Net Asset Value, Beginning
of Period	$8.96	$8.51	$14.43	$19.79	$16.01		$12.89

Income from Investment
Operations:
Net investment income	0.03	0.17	0.23	0.41	0.38		0.23
Net realized and unrealized
gain (loss) on investments	2.28	0.51	(4.91)	(3.50)	5.07		3.48
Total from investment
operations	2.31	0.68	(4.68)	(3.09)	5.45		3.71

Less Distributions:
Dividends from net
investment income	(0.19)	(0.23)	(0.37)	(0.34)	(0.31)		(0.20)
Distributions from
capital gains	—	—	(0.87)	(1.93)	(1.36)		(0.39)
Total distributions	(0.19)	(0.23)	(1.24)	(2.27)	(1.67)		(0.59)

Net asset value, end of period	$11.08	$8.96	$8.51	$14.43	$19.79		$16.01

Total return (1)	25.86%	7.69%	(31.33)%	(17.01)%	35.49%		29.29%
Net assets, end of
period (000s)	$518,167	$420,271	$406,657	$632,869	$781,822		$586,222
Ratio of net expenses to
average net assets (2)	1.33%	1.33%	1.35%	1.30%	1.30%		1.35%
Ratio of gross expenses to
average net assets (2)	1.33%	1.33%	1.35%	1.30%	1.42	%(3)	1.53	%(3)
Ratio of net investment
income to average
net assets (2)	0.53%	1.65%	2.50%	2.46%	2.14%		1.69%
Portfolio turnover rate	16%	20%	27%	20%	18%		23%
Without giving effect to
the expense waiver
described in Note 2 to the
Financial Statements, net
investment income per
share would have been	$0.03	$0.17	$0.23	$0.41	$0.36	(3)	$0.20	(3)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
39

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Small Company Fund
	Six Months Ended
	December 31, 2010	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
Net Asset Value, Beginning
of Period	$13.64	$12.29	$19.79	$24.61	$19.99	$16.38

Income from Investment
Operations:
Net investment income	0.16	0.12	0.22	0.28	0.26	0.14
Net realized and unrealized
gain (loss) on investments	4.06	1.43	(6.27)	(4.04)	5.51	4.13
Total from investment operations	4.22	1.55	(6.05)	(3.76)	5.77	4.27

Less Distributions:
Dividends from net
investment income	(0.20)	(0.20)	(0.22)	(0.33)	(0.34)	(0.22)
Distributions from capital gains	—	—	(1.23)	(0.73)	(0.81)	(0.44)
Return of Capital	—	—	—	—	—	—
Total distributions	(0.20)	(0.20)	(1.45)	(1.06)	(1.15)	(0.66)

Net asset value, end of period	$17.66	$13.64	$12.29	$19.79	$24.61	$19.99

Total return (1)	31.01%	12.56%	(29.10)%	(15.49)%	29.64%	26.36%
Net assets, end of period (000s)	$223,615	$174,186	$156,285	$245,999	$282,516	$205,373
Ratio of net expenses to
average net assets (2)†	1.10%	1.10%	1.10%	1.10%	1.12%	1.26%
Ratio of gross expenses to
average net assets (2)†	1.17%	1.18%	1.22%	1.13%	1.13%	1.26	%(6)
Ratio of net investment income
to average net assets (2)†	2.02%	0.84%	1.62%	1.26%	1.17%	0.75%
Ratio of expenses to average
net assets for the DFA
Portfolio, (unaudited) (3)†		0.55%	0.57%	0.55%	0.55%	0.56%
Ratio of expenses to average net
assets for the DFA Portfolio (4)†	0.56%	0.57%	0.55%	0.55%	0.56%	0.64%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	N/A
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (5)	$0.16	$0.11	$0.20	$0.27	$0.26	$0.14

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	The DFA Portfolio expense ratios are as of April 30, 2010, 2009, May 31, 2008, 2007 and 2006, respectively and are unaudited.
(4)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2010, 2009, 2008, November 30, 2007, and 2006, respectively.
(5)	Gross expenses before waivers of expenses.
(6)	Gross expenses include effect of $90,225 of expenses recaptured by the Advisor, an increase of 0.04% on an annualized basis.
N/A	Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

See notes to financial statements.
40

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging
	Markets Value Fund
	Six Months Ended
	December 31, 2010	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007*
Net Asset Value, Beginning of Period	$10.04	$7.76	$10.70	$11.33	$10.00

Income from Investment Operations:
Net investment income	0.01	0.03	0.09	0.13	0.02
Net realized and unrealized gain
(loss) on investments	2.85	2.27	(2.64)	(0.67)	1.31
Total from investment operations	2.86	2.30	(2.55)	(0.54)	1.33

Less Distributions:
Dividends from net investment income	(0.04)	(0.02)	(0.12)	(0.09)	—
Distributions from capital gains	(0.20)	—	(0.27)	—	—
Total distributions	(0.24)	(0.02)	(0.39)	(0.09)	—

Net asset value, end of period	$12.66	$10.04	$7.76	$10.70	$11.33

Total return (1)	28.62%	29.61%	(22.48)%	(4.79)%	13.30%
Net assets, end of period (000s)	$77,056	$59,518	$43,240	$44,269	$20,742
Ratio of net expenses to average net assets (2)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to
average net assets (2)	2.08%	2.11%	2.44%	2.44%	5.59%
Ratio of net investment income to
average net assets (2)	0.16%	0.34%	1.47%	1.47%	1.52%
Portfolio turnover rate	9%	25%	11%	8%	0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been (3)	$(0.03)	$(0.03)	$0.03	$0.04	$(0.04)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
41

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate
	Securities Fund
	Six Months Ended
	December 31, 2010	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007*
Net Asset Value, Beginning of Period	$5.89	$3.92	$7.26	$8.93	$10.00

Income from Investment Operations:
Net investment income	0.09	0.13	0.13	0.25	0.03
Net realized and unrealized gain
(loss) on investments	1.16	1.94	(3.28)	(1.76)	(1.10)
Total from investment operations	1.25	2.07	(3.15)	(1.51)	(1.07)

Less Distributions:
Dividends from net investment income	(0.15)	(0.10)	(0.12)	(0.11)	—
Distributions from capital gains	—	—	(0.07)	(0.05)	—
Total distributions	(0.15)	(0.10)	(0.19)	(0.16)	—

Net asset value, end of period	$6.99	$5.89	$3.92	$7.26	$8.93

Total return (1)	21.40%	53.03%	(43.60)%	(16.94)%	(10.70)%
Net assets, end of period (000s)	$68,075	$53,998	$29,738	$36,660	$18,688
Ratio of net expenses to average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (2)	1.57%	1.67%	2.02%	1.99%	4.78%
Ratio of net investment income to
average net assets (2)	2.81%	2.57%	3.32%	4.17%	1.94%
Portfolio turnover rate	7%	3%	7%	1%	0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income (loss) per
share would have been (3)	$0.07	$0.09	$0.09	$0.19	$(0.02)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
42

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

     SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act.

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund

     All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

     Effective October 30, 2000, SA International Small Company Fund began investing substantially all of its assets in the International Small Company Portfolio (“DFA Portfolio”), an open-end management investment fund, of DFA Investment Dimensions Group Inc. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of December 31, 2010, SA International Small Company Fund held approximately 3.74% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

     Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

     Security Valuation — Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price. Foreign equity securities traded on the over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price. Bonds and other fixed income securities are

43

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited) (Continued)

valued based upon prices provided by independent pricing services or other reliable sources, including broker-dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) appointed by the Board of Trustees of the Trust (the “Board”). Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the Pricing Committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the Pricing Committee are presented to the Board for ratification.

     Valuation of securities by the DFA Portfolio is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company - Notes to Financial Statements”, which are included elsewhere in this report.

     Fair Value Measurement — The Funds adopted provisions surrounding fair value measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Funds’ own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited) (Continued)

     The tables below provide a summary of the inputs as of December 31, 2010 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	December 31, 2010
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$266,120,603	$—	$266,120,603
Short-Term Investments	1,575,325	—	—	1,575,325
Total Investments	$1,575,325	$266,120,603	$—	$267,695,928
SA Global Fixed Income Fund
Assets:
Bonds and Notes	$—	$483,918,451	$—	$483,918,451
Short-Term Investments	4,319,933	—	—	4,319,933
Collateral for Securities on Loan
Short-Term	39,383,335	—	—	39,383,335
Forward Foreign Currency Contracts	—	872,042	—	872,042
Total Investments	$43,703,268	$484,790,493	$—	$528,493,761
Liabilities:
Forward Foreign Currency Contracts	$—	$(4,063,988)	$—	$(4,063,988)
SA U.S. Core Market Fund
Common Stocks	$375,790,654	$—	$—	$375,790,654
Rights & Warrants	2,306	—	—	2,306
Mutual Funds	16,814,863	—	—	16,814,863
Short-Term Investments	1,010,003	—	—	1,010,003
Collateral for Securities on Loan
Short-Term	23,877,354	—	—	23,877,354
Total Investments	$417,495,180	$—	$—	$417,495,180
SA U.S. Value Fund
Common Stocks	$302,454,413	$—	$—	$302,454,413
Short-Term Investments	361,003	—	—	361,003
Collateral for Securities on Loan
Short-Term	15,156,538	—	—	15,156,538
Total Investments	$317,971,954	$—	$—	$317,971,954
SA U.S. Small Company Fund
Common Stocks	$259,759,546	$—	$—	$259,759,546
Rights & Warrants	85,332	—	—	85,332
Short-Term Investments	754,003	—	—	754,003
Collateral for Securities on Loan
Short-Term	75,554,790	—	—	75,554,790
Total Investments	$336,153,671	$—	$—	$336,153,671

45

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	December 31, 2010
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA International Value Fund
Common Stocks	$514,944,710	$—	$—	$514,944,710
Preferred Stocks	124,529	—	—	124,529
Short-Term Investments	659,007	—	—	659,007
Collateral for Securities on Loan
Short-Term	66,057,326	—	—	66,057,326
Total Investments	$581,785,572	$—	$—	$581,785,572
SA International Small Company Fund
Mutual Funds	$223,658,238	$—	$—	$223,658,238
Total Investments	$223,658,238	$—	$—	$223,658,238
SA Emerging Markets Value Fund
Common Stocks	$73,871,210	$—	$—	$73,871,210
Preferred Stocks	2,697,444	—	—	2,697,444
Rights & Warrants	3,921	—	—	3,921
Short-Term Investments	653,002	—	—	653,002
Total Investments	$77,225,577	$—	$—	$77,225,577
SA Real Estate Securities Fund
Common Stocks	$67,719,311	$—	$—	$67,719,311
Short-Term Investments	798,002	—	—	798,002
Total Investments	$68,517,313	$—	$—	$68,517,313

     Effective July 1, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended December 31, 2010.

     Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, LP (the “Sub-Advisor”), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund’s custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

46

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited) (Continued)

     Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified brokers, except those securities which LWI Financial Inc. (the “Advisor”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

     Upon entering into a securities lending transaction, a Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

     As of December 31, 2010, the Funds had loaned securities, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$38,680,341	$39,383,335	$—	$39,490,776
SA U.S. Core Market Fund	$24,600,859	$23,877,355	$1,430,412	$25,205,466
SA U.S. Value Fund	$15,019,075	$15,156,538	$270,599	$15,370,302
SA U.S. Small Company Fund	$73,187,781	$75,554,790	$555,494	$75,399,049
SA International Value Fund	$64,136,772	$66,057,326	$701,860	$67,019,961

     * The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

     † Balances represent the end of day mark to market of securities lending collateral that will be reflected by the Funds as of the next business day.

     Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

47

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited) (Continued)

     Investing in securities of foreign companies and securities of foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid, and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

     Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in all underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 12:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Fund’s Statement of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Fund’s Statement of Operations.

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At December 31, 2010, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Australian Dollar (sell)	1/12/2011	46,298,344	$45,404,786	$47,312,873	$(1,908,087)
Canadian Dollar (sell)	1/12/2011	48,046,166	$47,510,062	$48,314,326	$(804,264)
Pound Sterling (buy)	1/12/2011	820,129	$1,271,844	$1,278,596	$6,752
Pound Sterling (sell)	1/12/2011	49,911,443	$78,678,158	$77,812,868	$865,290
Euro Currency (sell)	1/12/2011	54,253,566	$71,835,356	$72,498,055	$(662,699)
Japanese Yen (sell)	1/12/2011	1,880,886,807	$22,479,286	$23,168,224	$(688,938)
					$(3,191,946)

48

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited) (Continued)

     The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities. The following table, grouped into appropriate risk categories, discloses the amounts related to the Funds’ use of derivative instruments and hedging activities at December 31, 2010:

SA Global Fixed Income Fund

Asset Derivatives (1)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$872,042	$872,042

Liability Derivatives (2)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$4,063,988	$4,063,988

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Unrealized depreciation on foreign currency exchange contracts.

Transactions in derivative instruments during the six months ended December 31, 2010, were as follows:

Realized Gain (Loss) (1)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$76,776	$76,776

Change in Unrealized Appreciation (Depreciation) (2)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$(5,555,564)	$(5,555,564)

(1)	Statement of Operations location: Realized gain (loss) on: Foreign currency transactions.

(2)	Statement of Operations location: Increase (decrease) in unrealized appreciation/depreciation on: Foreign currency transactions.

     Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

     The Funds characterize distributions received from mutual fund investments on the Statement of Operations using the same characterization as the distribution received.

49

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited) (Continued)

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     Federal Income Taxes — The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Funds’ taxable income to their shareholders. Therefore, no income tax provision is required.

     Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Funds’ 2011 tax returns.

     Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

     SA Real Estate Securities Fund characterizes distributions received from real estate investment trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Fund records the amount recharacterized as dividend income as ordinary income and the amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

     Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions that will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

50

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited) (Continued)

2. Agreements and Transactions with Affiliates

     The Trust has an Investment Advisory and Administrative Services Agreement with the Advisor under which the Advisor manages the investments of, and provides administrative services to, each Fund. The Advisor is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. For the advisory services provided, the Advisor is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund’s average daily net assets except SA U.S. Fixed Income Fund, which pays a fee computed daily and payable monthly at the annual rate of 0.30% of the Fund’s average daily net assets.

     The Trust and the Advisor have jointly entered into a Investment Sub-Advisory Agreement with the Sub-Advisor. For the sub-advisory services provided, the Sub-Advisor is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Advisor for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Advisor receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Sub-Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

     * The Sub-Advisor shall not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc.

     The Trust has a Shareholder Servicing Agreement with the Advisor. For the shareholder services provided the Advisor is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

     For the administrative services provided, the Advisor is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

51

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited) (Continued)

     The Advisor contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund’s total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2012 for each Fund other than SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, for which this agreement will remain in effect until February 28, 2017, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Expense
Fund	Limit
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.85%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.45%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

     The Advisor may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Advisor must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Advisor may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current year. As of December 31, 2010 the following amounts are subject to this recapture through June 30, 2011, June 30, 2012, June 30, 2013 and June 30, 2014, respectively.

	Expires	Expires	Expires	Expires
Fund	June 30, 2011	June 30, 2012	June 30, 2013	June 30, 2014
SA U.S. Fixed Income Fund	$338,741	$421,649	$503,586	$295,296
SA Global Fixed Income Fund	1,808,704	1,509,522	1,403,642	769,739
SA U.S. Core Market Fund	812,402	702,908	639,920	333,402
SA U.S. Value Fund	582,446	519,503	556,259	284,930
SA U.S. Small Company Fund	899,872	760,572	774,384	404,352
SA International Value Fund	—	—	—	—
SA International Small Company Fund	65,623	185,664	153,408	70,873
SA Emerging Markets Value Fund	371,370	332,353	378,982	218,755
SA Real Estate Securities Fund	304,399	294,575	318,162	179,256

     Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust receive an annual retainer fee of $75,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an additional $7,500. Prior to January 1, 2011, the annual retainer fee was $60,000 and the Chairman of the Board received an additional $6,000 per year.

52

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2010 (Unaudited) (Continued)

     Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Advisor. For the sub-administrative services provided, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets, plus 0.0175% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. The fee is then allocated to each Fund based on the relative net assets of each Fund. In addition, State Street receives $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street receives $2,000 per year, for performing additional services related to the preparation of the quarterly Schedule of Investments on Form N-Q.

3. Purchases and Sales of Securities

     Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2010 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	78,086,798	42,292,854
SA Global Fixed Income Fund	—	64,826,500
SA U.S. Core Market Fund	—	10,149,340
SA U.S. Value Fund	—	37,428,485
SA U.S. Small Company Fund	—	17,898,879
SA International Value Fund	—	74,047,107
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	6,790,732
SA Real Estate Securities Fund	—	7,349,690

	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	61,600,047	23,656,486
SA Global Fixed Income Fund	6,056,910	54,961,956
SA U.S. Core Market Fund	—	14,952,483
SA U.S. Value Fund	—	32,762,924
SA U.S. Small Company Fund	—	23,695,413
SA International Value Fund	—	80,965,604
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	6,383,466
SA Real Estate Securities Fund	—	4,177,526

     N/A — Refer to the financial statements of the DFA Portfolio, elsewhere in this report.

4. Subsequent Events

     Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

53

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

     The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Advisor to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Advisor voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

     The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Semi-Annual Portfolio Schedule

     The Trust files a complete schedule of the portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust's Form N-CSR is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-CSR is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

     Information regarding the Trustees and executive officers of the Trust is listed below. The Board governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

     Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Advisor Loring Ward Securities Inc. (the “Distributor”) or their affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

54

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Independent Trustees:
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (physician’s web-based continuing education) (since 2003); Chief Financial Officer, PharmaGenias, Inc. (biotechnology and pharmaceutical clinical trial services) (2004-2008); Chief Financial Officer, DISK-IOPS (a patent licensing company in the life science industry) (since 2009).	9	Director/Officer, Friends of the California Air & Space Center (aviation museum) (1999-2010).

Mark A. Schimbor Year of Birth: 1945	Trustee (since July 2000)	Instructor in Advanced Corporate Finance, U.C. Berkeley International Diploma Program in Finance, and U.C. Berkeley Extension (since 1999); Self-Employed Management Consultant (leadership development) (since 2010); Senior Vice President, Lee Hecht Harrison (career consulting company) (2002-2009); Director, John Muir Health Foundation (1998-2007), Chairman (2005-2006).	9	Advisory Board Member, CompWest Insurance Company (since 2006).

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Professor of Finance, Santa Clara University (since 1978).	9	Trustee, Masters’ Select Funds Trust (5 portfolios) (since February 2005).

(1)	The address of each Trustee is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

     The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

55

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).	President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since January 2009); President and Chief Executive Officer, Werba Reinhard, Inc. (since 2008); Consultant, Werba Reinhard, Inc. (2007); Executive Vice President and Chief Operating Officer, LWI Financial Inc. (2006-2007); President and Chief Executive Officer, Loring Ward Securities Inc. (1999-2005).

Michael R. Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).	Chief Operating Officer, Chief Financial Officer and Treasurer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since March 2009); Chief Financial Officer and Treasurer, Werba Reinhard, Inc. (since March 2009); Vice President of Fund Administration, Charles Schwab Investment Management (2004-2009).

Steven K. McGinnis* Year of Birth: 1945	Vice President (since June 2006), Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since February 2005).	Executive Vice President, General Counsel and Chief Compliance Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since July 2007); Corporate Secretary and General Counsel, Werba Reinhard, Inc. (since 2009); Vice President, LWI Financial Inc. (2005-2007).

Joni Clark* Year of Birth: 1966	Vice President and Chief Investment Officer (since March 2010).	Executive Vice President and Chief Investment Officer, LWI Financial Inc. (since June 2010); Chief Investment Strategist, LWI Financial Inc. (2007-2010); Investment Committee Member, LWI Financial Inc. (2003-2007); Senior Manager of Investment Services, Assante Global Advisors, Inc. and LWI Financial Inc. (2002-2007).

Marcy D. Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Director of Fund Administration, LWI Financial Inc. (since 2005); Vice President, LWI Financial Inc. and Loring Ward Securities Inc. (since 2007).

(1)	The address of each officer is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	The Trust’s officers are appointed annually by the Board, and each officer serves until he or she dies, resigns or is removed.

56

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Board Approval of Investment Advisory and Investment Sub-Advisory Agreements

     At an in-person meeting on September 7, 2010, the Board, including all of the Independent Trustees, considered the annual renewal of the Investment Advisory and Administrative Services Agreement (the “Investment Advisory Agreement”) by and between the Trust and the Advisor; and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement,” and together with the Investment Advisory Agreement, the “Advisory Agreements”) by and among the Trust, the Advisor and DFA.

     In evaluating the Advisory Agreements, the Board, advised by counsel to the Independent Trustees, considered information furnished to members of the Board throughout the year, as well as information prepared specifically in connection with their review of the Advisory Agreements. The Board considered the factors discussed below, among others, but did not identify any single factor or particular piece of information, in isolation, as controlling their determination.

     The nature, extent and quality of the services provided and to be provided by the Advisor and DFA. The Board considered the experience and qualifications of the personnel at the Advisor and DFA who are responsible for providing services to the Funds and the compensation structures of the Advisor and DFA. The Board noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board also noted DFA’s experience and expertise in constructing portfolios that reflect certain asset classes and risk levels, as well as the extensive industry experience of DFA’s personnel.

     The Board then considered the resources, policies and procedures and structures of the Advisor and DFA to ensure compliance with applicable laws and regulations, as well as the Advisor’s and DFA’s commitment to those programs, including information received regarding their respective compliance programs and chief compliance officers and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory inquiries by the SEC or other regulatory agency involving the Advisor or DFA.

     The Board noted that the Advisor used a substantial portion of its profits from managing the Funds to provide support and educational services to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles. The Board noted that these expenditures could not be directly categorized as marketing or distribution costs, but they nevertheless have elements of distribution embedded in them, benefiting shareholders and the Advisor.

     The investment performance of the Funds achieved by the Advisor and DFA. The Board reviewed the short-term and long-term performance of each of the Funds on both an absolute basis and in comparison to peer funds, comparable accounts managed by DFA and benchmark indexes. As part of this review, the Board reviewed a report prepared by an independent consulting firm, Lipper, Inc. (“Lipper”), which included comparisons of the performance of each Fund to funds determined by Lipper to be in each Fund’s relevant peer group.

     In assessing performance, the Board took into consideration the fact that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to their evaluation of the Funds. The Board noted that neither the Advisor nor DFA engages in individual stock selection, and that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board placed greater importance on each Fund’s performance against its primary asset class benchmark and its general

57

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

adherence to asset class representation, and gave less emphasis to each Fund’s performance relevant to the selected Lipper peer group. The Board looked at performance for a variety of periods, giving greatest emphasis to annual periods over the last 5 years.

     For the SA U.S. Fixed Income Fund, which commenced operations in April 2007, it was noted that the Fund’s net of fees performance, for the last 1-year and 3-year period ended June 30, 2010, lagged its primary external benchmark, the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index. It was also noted that the Fund’s performance ranked 3rd of the peer group selected by Lipper, which consisted of the Fund, 2 other general bond funds and 1 ultra-short obligation fund (institutional funds only), for the past 1-year and 2-year period ended March 31, 2010, and that the Fund underperformed the Lipper General Bond Fund Index for the same time periods. The Board considered the Fund’s relative performance against the benchmarks and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception and the lack of long-term performance history to measure against its peers.

     For the SA Global Fixed Income Fund, it was noted that the Fund’s net of fees performance exceeded for the last 1-year period, but lagged for the last 5-year period, ended June 30, 2010 its primary external benchmark, Citigroup World Government Bond 1-5 Years Currency Hedged U.S. Dollar Index. It was also noted that the Fund’s performance was in the bottom quintile of the peer group selected by Lipper, which consisted of the Fund and 11 other short-intermediate investment-grade debt funds (institutional funds only), for the past 1-year and 5-year period ended March 31, 2010, and that the Fund underperformed the Lipper Short-Intermediate Investment Grade Index for the same time periods. The Board considered the Fund’s relative performance against the benchmarks and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception.

     For the SA U.S. Core Market Fund (formerly, SA U.S. Market Fund), it was noted that the Fund’s net of fees performance, for the last 1-year and 5-year period ended June 30, 2010, lagged its primary external benchmark, Dow Jones U.S. Total Stock Market Index (Full Cap), as well as the Russell 3000 Index, which the Advisor was considering making the Fund’s new primary external benchmark because it is believed to be more representative of the Fund’s investment portfolio. The Board noted that the Fund would be expected to generate returns very close to the Russell 3000 Index and noted with approval that the Fund was generally tracking its asset class faithfully. It was also noted that the Fund’s performance was in the 3rd and 4th quintile of the peer group selected by Lipper, which consisted of the Fund and 12 other multi-cap core funds (institutional funds only), for the past 1-year and 5-year period ended March 31, 2010, respectively, and that the Fund underperformed the Lipper Multi-Cap Core Index for the same time periods. The Board considered the Fund’s relative performance against the benchmarks and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception.

     For the SA U.S. Value Fund, it was noted that the Fund’s net of fees performance exceeded for the last 1-year period, but lagged for the last 5-year period, ended June 30, 2010 its primary external benchmark, the Russell 1000 Value Index. It was also noted that the Fund’s performance was in the 1st and 5th quintile of the peer group selected by Lipper, which consisted of the Fund and 10 other multi-cap value funds (institutional funds only), for the past 1-year and 5-year period ended March 31, 2010, respectively, and that the Fund outperformed over the past 1-year period, but underperformed over the past 5-year period, the Lipper Multi-Cap Value Index. The Board considered the Fund’s relative performance against the benchmarks and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception and the recent improvement of the Fund’s performance.

58

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

     For the SA U.S. Small Company Fund, it was noted that the Fund’s net of fees performance exceeded for the last 1-year period, but lagged for the last 5-year period, ended June 30, 2010 its primary external benchmark, the Russell 2000 Index. The Board noted that the Fund would be expected to generate returns very close to this benchmark and noted with approval that the Fund was generally tracking its asset class faithfully. It was also noted that the Fund’s performance was in the 2nd quintile of the peer group selected by Lipper, which consisted of the Fund and 15 other small-cap core funds (institutional funds only), for the past 1-year and 5-year period ended March 31, 2010, and that the Fund outperformed over the past 1-year period, but underperformed over the past 5-year period, the Lipper Small-Cap Core Index. The Board considered the Fund’s relative performance against the benchmarks and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception and that the Fund has consistently ranked in the 2nd quintile over various time periods (except over the past two-year period, during which it ranked in the 1st quintile) of the peer group selected by Lipper.

     For the SA International Value Fund, it was noted that the Fund’s net of fees performance, for the last 1-year and 5-year period ended June 30, 2010, exceeded its primary external benchmark, the MSCI World Ex. U.S. Value Index. The Board noted that the Fund would be expected to generate returns very close to this benchmark and noted with approval that the Fund was generally tracking its asset class faithfully. It was also noted that the Fund’s performance was in the 2nd and 1st quintile of the peer group selected by Lipper, which consisted of the Fund and 9 other international multi-cap value funds and 1 international large-cap value fund (institutional funds only), for the past 1-year and 5-year period ended March 31, 2010, respectively, and that the Fund outperformed over the past 1-year period, but underperformed over the past 5-year period, the Lipper International Multi-Cap Value Index. The Board considered the Fund’s relative performance against the benchmarks and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception.

     For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the DFA Portfolio. It was noted that the Fund’s net of fees performance lagged for the last 1-year period, but exceeded for the last 5-year period, ended June 30, 2010 its primary external benchmark, the MSCI World Ex. U.S. Small Cap Index. The Board noted that the Fund (and the DFA Portfolio) would be expected to generate returns very close to this benchmark and noted with approval that the Fund (and the DFA Portfolio) was generally tracking its asset class faithfully. It was also noted that the Fund’s performance ranked 4th and 5th of the peer group selected by Lipper, which consisted of the Fund and 4 other international small/mid-cap core funds (institutional funds only), for the past 1-year and 5-year period ended March 31, 2010, respectively, and that the Fund underperformed the Lipper International Small/Med Core Index over the same time periods. The Board considered the Fund’s relative performance against the benchmarks and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception.

     For the SA Emerging Markets Value Fund, which commenced operations in April 2007, it was noted that the Fund’s net of fees performance exceeded for the last 1-year period, but lagged for the last 3-year period, ended June 30, 2010 its primary benchmark, the MSCI Emerging Markets Value Index. It was also noted that the Fund’s performance was in the 1st quintile of the peer group selected by Lipper, which consisted of the Fund and 15 other emerging markets funds (institutional funds only), for the past 1-year and 2-year period ended March 31, 2010, and that the Fund outperformed the Lipper Emerging Markets Fund Index over the same time periods. The Board considered the Fund’s relative performance against the benchmarks and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception and the lack of long-term performance history to measure against its peers.

59

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

     For the SA Real Estate Securities Fund, which commenced operations in April 2007, it was noted that the Fund’s net of fees performance, for both the last 1-year and 3-year period ended June 30, 2010, lagged its primary benchmark, Dow Jones Select REIT Index. The Board noted that the Fund would be expected to generate returns very close to this benchmark and noted with approval that the Fund was generally tracking its asset class faithfully. It was also noted that the Fund’s performance was in the 2nd and 3rd quintile of the peer group selected by Lipper, which consisted of the Fund and 14 other real estate funds (institutional funds only), for the past 1-year and 2-year period ended March 31, 2010, respectively, and that the Fund outperformed over the past 1-year period, but underperformed over the past 2-year period, the Lipper Real Estate Fund Index. The Board considered the Fund’s relative performance against the benchmarks and the peer group selected by Lipper, noting the lack of long-term performance history to measure against its peers.

     The extent to which the Advisor and DFA realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered the growth rates in the Funds’ assets. In this regard, the Board noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not Fund by Fund basis. The Board noted that although the Funds do not have advisory fee breakpoints, the Advisor has contractually agreed to waive its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and had taken steps to reduce Fund operating expenses.

     In considering potential economies of scale, the Board noted that the Advisor was still subsidizing certain operations of the Trust and that the Advisor had recouped only a portion of the amounts previously waived under the expense limitation arrangements. It was further noted that the Advisor had added additional Funds (in April 2007) to the Trust in order to broaden the asset classes available to shareholders, and fees were further reduced on several Funds in 2007. Therefore, the Board concluded that any economies of scale generated at current asset levels were being effectively shared with shareholders.

     Total expenses of the Funds and competitiveness of fees to be paid to the Advisor and DFA. The Board considered the gross management fee rates charged by the Advisor and DFA, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Advisor.

     In considering the advisory fees and total fees and expenses of each Fund, the Board reviewed comparisons to other similar funds and comparisons to the fees and expenses of other types of clients, including a report prepared by Lipper on the expense levels of the Funds as compared to mutual funds in each Fund’s relevant peer group, as determined by Lipper. In this regard, the Board evaluated (i) the proposed expenses of the Funds compared with other mutual funds of similar investment objectives and size; and (ii) the advisory fees paid to the Advisor (direct and indirect fees) and DFA as compared to management fees paid by other mutual funds of similar investment objectives and size.

     For all of the Funds, it was noted that each Fund’s actual total expenses were generally at or below the median expense rate of their respective Lipper peer group when 12b-1/non-12b-1 service fees were excluded from the peer fund group. Although the Board regarded total expenses as more relevant to shareholders generally, the Board also examined the advisory expenses in isolation and noted that, after the application of the expense cap, three Funds (SA Global Fixed Income Fund, SA U.S. Small Company Fund and SA International Value Fund) had higher advisory fees than their respective Lipper peer group median, while the remaining six Funds (SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund) had the same or lower advisory fees than their respective Lipper peer group median.

60

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

     The Board noted the United States Supreme Court’s guidance in its recent case Jones v. Harris Associates on the relevance of comparisons of management fees charged by the Advisor and/or DFA to other similarly managed separate accounts such as pension funds or other institutional investors. The Advisor presented to the Board information regarding other businesses of the Advisor and represented that the Advisor currently does not manage any separate accounts.

     In assessing the fees charged by DFA, the Board noted that the fees appeared to be low on a relative and absolute basis (ranging from 0 to 50 basis points annually with most of them below 15 basis points annually), and further took into consideration that these fees were negotiated fees that reflected an arm’s length negotiation between the Advisor and DFA.

     The profits to be realized by the Advisor, DFA and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Advisor from its relationship with the Funds, including amounts received by the Advisor for the provision of certain shareholder services and administrative services to the Funds. It was noted that the Advisor does not receive any soft dollar benefits from the Funds. With respect to DFA, the Board considered the profitability rates reported by DFA and DFA’s selection of brokers and dealers and use of soft dollars.

     The Board reviewed information provided by the Advisor and DFA regarding their financial stability and the profitability attributable to their respective agreements with the Funds collectively. The Board discussed the fact that the Funds operate in an integrated manner as a set of asset allocation vehicles and that, for that reason, Fund-by-Fund profitability with respect to the Advisor was not as relevant to their determinations, although approximate profitability could be derived from the financial information presented. After such review, the Board determined that the profitability rates to the Advisor and DFA, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were fair and reasonable in consideration of the services each provides to the Funds.

     The Board also considered each Independent Trustee’s respective experience and qualifications and understanding of the information each had been provided by the Advisor and DFA. The Board noted that the Independent Trustees on a regular basis had access to, and received advice from, independent legal counsel.

     The Board also considered the changing climate in the financial services industry; the risks assumed by the Advisor and DFA in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Advisor in sponsoring the Trust and adding new Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Advisor and DFA and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements was in the best interests of each Fund and its shareholders.

61

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expenses
Shareholder Expense Example

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2010 and held for the entire period.

Actual Expenses

     The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

     The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/10	12/31/10	7/01/10-12/31/10
Actual	$1,000.00	$1,003.18	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

*
Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and LWI Financial Inc. (the “Advisor”) and may be recovered by the Advisor under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

62

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/10	12/31/10	7/01/10-12/31/10
Actual	$1,000.00	$1,008.00	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

*
Expenses are equal to the Fund’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Advisor and may be recovered by the Advisor under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Core Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/10	12/31/10	7/01/10-12/31/10
Actual	$1,000.00	$1,239.93	$5.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Advisor and may be recovered by the Advisor under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/10	12/31/10	7/01/10-12/31/10
Actual	$1,000.00	$1,253.63	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35

*
Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Advisor and may be recovered by the Advisor under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

63

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/10	12/31/10	7/01/10-12/31/10
Actual	$1,000.00	$1,306.91	$6.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Advisor and may be recovered by the Advisor under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/10	12/31/10	7/01/10-12/31/10
Actual	$1,000.00	$1,258.56	$7.57
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.77

*
Expenses are equal to the Fund’s annualized expense ratio of 1.33% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Advisor and may be recovered by the Advisor under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/10	12/31/10	7/01/10-12/31/10
Actual	$1,000.00	$1,310.12	$6.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Advisor and may be recovered by the Advisor under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA Portfolio and the underlying funds in which it invests are reflected in the valuation of the Fund’s investment in the DFA Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the year ended October 31, 2010, the total annual operating expenses of the DFA Portfolio was 0.56%.

64

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/10	12/31/10	7/01/10-12/31/10
Actual	$1,000.00	$1,286.22	$8.36
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Advisor and may be recovered by the Advisor under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/10	12/31/10	7/01/10-12/31/10
Actual	$1,000.00	$1,214.02	$5.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Advisor and may be recovered by the Advisor under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

65

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

66

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
##	Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Portfolio/Series as a part of this facility.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements.
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2010

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/10	10/31/10	Ratio*	Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,074.50	0.56%	$2.93
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.38	0.56%	$2.85
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Fund’s portion of the expenses of its Master Funds (Affiliated Investment Companies).

68

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for theAffiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

69

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2010
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company		$2,065,045,393
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company		1,236,126,322
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company		1,051,027,047
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company		854,020,582
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company		758,765,937
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $5,050,994,945)		$5,964,985,281

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/03/11
(Collateralized by $5,315,000 FNMA 2.24%, 07/06/15, valued
at $5,454,519) to be repurchased at $5,373,085
(Cost $5,373,000)	$5,373	5,373,000
TOTAL INVESTMENTS — (100.0%) (Cost $5,056,367,945)^		$5,970,358,281
____________________

^	The cost for federal income tax purposes is $5,066,435,299.

     Summary of inputs used to value the Portfolio’s investments as of December 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,964,985,281	—	—	$5,964,985,281
Temporary Cash Investments	—	$5,373,000	—	5,373,000
TOTAL	$5,964,985,281	$5,713,000	—	$5,970,358,281

See accompanying notes to financial statements.
70

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company		$1,944,334,558
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company		1,096,614,585
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company		1,002,935,645
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company		803,584,662
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company		663,721,245
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $4,975,116,425)		$5,511,190,695

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 05/03/10
(Collateralized by $28,530,000 FHLMC 5.228%(r), 09/01/38, valued at $17,602,432) to be repurchased at $17,342,275
(Cost $17,342,000)	$17,342	17,342,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,992,458,425)		$5,528,532,695

     Summary of inputs used to value the Portfolio’s investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,511,190,695	—	—	$5,511,190,695
Temporary Cash Investments	—	$17,342,000	—	17,342,000
TOTAL	$5,511,190,695	$17,342,000	—	$5,528,532,695

See accompanying notes to financial statements.
71

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$5,964,985
Temporary Cash Investments at Value & Cost	5,373
Cash	16
Receivables:
Affiliated Investment Companies Sold	6,000
Fund Shares Sold	9,281
Prepaid Expenses and Other Assets	66
Total Assets	5,985,721
LIABILITIES:
Payables:
Fund Shares Redeemed	8,391
Due to Advisor	2,046
Accrued Expenses and Other Liabilities	233
Total Liabilities	10,670
NET ASSETS	$5,975,051
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,975,051 and shares outstanding
of 347,765,838	$17.18
Investments in Affiliated Investment Companies at Cost	$5,050,995
NET ASSETS CONSIST OF:
Paid-In Capital	$5,138,066
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(43,493)
Accumulated Net Realized Gain (Loss)	(33,666)
Net Unrealized Foreign Exchange Gain (Loss)	154
Net Unrealized Appreciation (Depreciation)	913,990
NET ASSETS	$5,975,051

See accompanying notes to financial statements.
72

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2010
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$5,511,191
Temporary Cash Investments at Value & Cost	17,342
Cash	16
Receivables:
Fund Shares Sold	1,932
Prepaid Expenses and Other Assets	35
Total Assets	5,530,516
LIABILITIES:
Payables:
Fund Shares Redeemed	16,878
Due to Advisor	1,813
Accrued Expenses and Other Liabilities	231
Total Liabilities	18,922
NET ASSETS	$5,511,594
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,511,594 and shares outstanding
of 341,572,645	$16.14
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$4,975,116
NET ASSETS CONSIST OF:
Paid-In Capital	$5,026,522
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	31,973
Accumulated Net Realized Gain (Loss)	(83,425)
Net Unrealized Foreign Exchange Gain (Loss)	449
Net Unrealized Appreciation (Depreciation)	536,075
NET ASSETS	$5,511,594

See accompanying notes to financial statements.
73

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2010

(Amounts in thousands)

Investment Income*
Net Investment Income Received from
Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $8,231)	$106,298
Interest	29
Income from Securities Lending	10,238
Expenses Allocated from Affiliated Investment Company	(6,818)
Total Net Investment Income Received from
Affiliated Investment Companies	109,747
Fund Investment Income
Interest	15
Total Fund Investment Income	15
Fund Expenses
Administrative Services Fees	18,673
Accounting & Transfer Agent Fees	77
Filing Fees	87
Shareholders’ Reports	120
Directors’/Trustees’ Fees & Expenses	44
Professional Fees	89
Other	42
Total Expenses	19,132
Net Investment Income (Loss)	90,630
Realized and Unrealized Gain (Loss)*
Net Realized Gain (Loss) on:
Investment Securities Sold	157,743
Foreign Currency Transactions	1,622
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	551,254
Translation of Foreign Currency
Denominated Amounts	210
Net Realized and Unrealized Gain (Loss)	710,829
Net Increase (Decrease) in Net Assets Resulting from Operations	$801,459
____________________

*	Investment Income and Realized and Unreaalized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying notes to financial statements.
74

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$90,630	$83,540
Net Realized Gain (Loss) on:
Investment Securities Sold	157,743	(110,040)
Futures	—	592
Foreign Currency Transactions	1,622	1,180
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	551,254	1,280,471
Futures	—	1
Translation of Foreign Currency Denominated Amounts	210	(297)
Net Increase (Decrease) in Net Assets Resulting from Operations	801,459	1,255,447
Distributions From:
Net Investment Income:
Institutional Class Shares	(84,604)	(81,118)
Total Distributions	(84,604)	(81,118)
Capital Share Transactions (1):
Shares Issued	1,099,327	890,444
Shares Issued in Lieu of Cash Distributions	80,737	77,147
Shares Redeemed	(655,189)	(956,429)
Net Increase (Decrease) from Capital Share Transactions	524,875	11,162
Total Increase (Decrease) in Net Assets	1,241,730	1,185,491
Net Assets
Beginning of Period	4,269,864	3,084,373
End of Period	$5,511,594	$4,269,864
(1) Shares Issued and Redeemed:
Shares Issued	75,592	81,822
Shares Issued in Lieu of Cash Distributions	5,955	6,961
Shares Redeemed	(45,123)	(89,990)
Net Increase (Decrease) from Shares Issued and Redeemed	36,424	(1,207)
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$31,973	$13,949

See accompanying notes to financial statements.
75

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

			Period
	Year	Year	Dec. 1,		Year	Year	Year
	Ended	Ended	2007 to		Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,
	2010	2009	2008		2007	2006	2005
Net Asset Value, Beginning of
Period	$13.99	$10.07	$20.80		$19.43	$16.19	$14.12
Income From Investment Operations
Net Investment Income
(Loss)(A)	0.28	0.28	0.44		0.43	0.36	0.31
Net Gains (Losses) on
Securities (Realized and
Unrealized)	2.13	3.91	(9.55)		2.07	4.02	2.38
Total From Investment
Operations	2.41	4.19	(9.11)		2.50	4.38	2.69
Less Distributions
Net Investment Income	(0.26)	(0.27)	(0.45)		(0.46)	(0.36)	(0.29)
Net Realized Gains	—	—	(1.17)		(0.67)	(0.78)	(0.33)
Total Distributions	(0.26)	(0.27)	(1.62)		(1.13)	(1.14)	(0.62)
Net Asset Value, End of Period	$16.14	$13.99	$10.07		$20.80	$19.43	$16.19
Total Return	17.61%	42.34%	(47.13	)%(C)	13.29%	28.51%	19.74%
Net Assets, End of Period
(thousands)	$5,511,594	$4,269,864	$3,084,373		$5,597,209	$4,546,071	$2,725,231
Ratio of Expenses to Average
Net Assets (D)	0.56%	0.57%	0.55	%(B)	0.55%	0.56%	0.64%
Ratio of Expenses to Average
Net Assets (Excluding
Waivers and Assumption of
Expenses and/or Recovery of
Previously Waived
Fees) (D)	0.56%	0.57%	0.55	%(B)	0.55%	0.56%	0.64%
Ratio of Net Investment Income
to Average Net Assets	1.94%	2.48%	2.90	%(B)	2.03%	2.04%	2.05%
See page 67 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.
76

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2010

A. Organization:

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-eight operational portfolios and the International Small Company Portfolio ( the “Portfolio”) is included in this report.

     The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds	Master Funds	at 10/31/10
International Small Company Portfolio	The Japanese Small Company Series	91%
	The Asia Pacific Small Company Series	86%
	The United Kingdom Small Company Series	97%
	The Continental Small Company Series	94%
	The Canadian Small Company Series	100%

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolio utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
     Master Fund shares held by International Small Company Portfolio are valued at their respective daily net asset value. The Portfolio’s investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

     A summary of inputs used to value the Portfolio’s investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2010.

77

     2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of October 31, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The Portfolio recognize its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from it respective Master Funds, which are treated as a partnership for federal income tax purposes.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrue such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

     For the year ended October 31, 2010, the Portfolio’s administrative services fees was accrued daily and paid monthly to the Advisor based on an effective annual rates of 0.40% of average daily net assets.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fees and to assume the Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will

78

not cause the Portfolio’s direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolios is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2010, there were no fees waived subject to future recovery by the Advisor.

     The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2010, the total related amounts paid by the Fund to the CCO were $211 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2010, the total liability for deferred compensation to Directors/Trustees was $113 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E. Federal Income Taxes:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to net realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase	Increase
	(Decrease)	(Decrease)
Increase	Undistributed	Accumulated
(Decrease)	Net Investment	Net Realized
Paid-In Capital	Income	Gains (Losses)
$(8,877)	$11,998	$(3,121)

     The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended October 31, 2010 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
2009	$81,118	—	$81,118
2010	84,604	—	84,604

79

     At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed		Total Net
Net Investment		Distributable
Income and	Capital	Earnings
Short-Term	Loss	(Accumulated
Capital Gains	Carryforward	Losses)
$62,669	$(75,782)	$(13,113)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the Portfolio had capital loss carryforwards available in the amount of $75,782 (amounts in thousands) to offset future realized capital gains expiring in 2017.

     During the year ended October 31, 2010, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $155,578 (amounts in thousands).

     Some of the Portfolios’ investments and investments held by the Master Funds are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the Year Ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

Mark to Market	Realized Gains
$30,541	$9,481

At October 31, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

			Net
			Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$5,030,684	$1,197,767	$(699,918)	$497,849

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Financial Instruments:

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2011.

80

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

G. Line of Credit:

     The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2010.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

     For the year ended October 31, 2010, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted	Weighted	Number of	Interest	Maximum Amount
Average	Average	Days	Expense	Borrowed During
Interest Rate	Loan Balance	Outstanding	Incurred	the Period
0.90%	$5,222	15	$2	$12,990

     There were no outstanding borrowings by the Portfolio under this line of credit as of October 31, 2010.

H. Indemnitees; Contractual Obligations:

     Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

J. Other:

     At October 31, 2010, there were two shareholders that held approximate 50% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

K. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

81

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2010

82

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

83

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2010
EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/10	10/31/10	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$942.00	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,135.30	0.18%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

84

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/10	10/31/10	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,151.00	0.13%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,096.20	0.17%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,097.80	0.15%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

85

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

       SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

       The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

       The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information			Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	REITs	Services	Utilities	Other	Total
The Japanese Small
Company Series	23.7%	9.8%	1.1%	10.4%	4.5%	25.9%	11.2%	12.7%	—	—	0.7%	—	100.0%
The Asia Pacific
Small Company Series	23.3%	4.8%	6.1%	12.6%	4.8%	21.5%	4.4%	17.0%	0.1%	1.8%	3.6%	—	100.0%
The United Kingdom Small
Company Series	21.6%	4.4%	5.0%	13.5%	3.1%	30.8%	11.1%	5.6%	—	2.1%	2.8%	—	100.0%
The Continental Small
Company Series	15.3%	7.0%	5.3%	16.6%	8.5%	25.2%	10.0%	8.7%	—	1.2%	2.2%	—	100.0%
The Canadian Small
Company Series	10.5%	2.6%	17.9%	6.8%	4.5%	9.6%	5.6%	41.3%	—	0.3%	0.9%	—	100.0%

86

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2010
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.1%)
Consumer Discretionary — (21.2%)
Aoyama Trading Co., Ltd.	221,300	$3,989,637	0.3%
Exedy Corp.	119,000	3,847,782	0.3%
Kayaba Industry Co., Ltd.	660,000	5,037,394	0.4%
K’s Holdings Corp.	156,927	4,259,835	0.3%
Nifco, Inc.	168,000	4,538,839	0.3%
Onward Holdings Co., Ltd.	367,000	3,170,695	0.2%
#*Pioneer Electronic Corp.	946,400	3,897,497	0.3%
#Ryohin Keikaku Co., Ltd.	81,500	3,371,697	0.2%
Shimachu Co., Ltd.	145,700	3,400,563	0.3%
Toyobo Co., Ltd.	2,167,000	3,860,830	0.3%
Other Securities		285,702,381	20.9%
Total Consumer Discretionary		325,077,150	23.8%

Consumer Staples — (8.4%)
Fuji Oil Co., Ltd.	216,000	3,148,244	0.2%
#Megmilk Snow Brand Co., Ltd.	178,400	3,295,468	0.2%
Morinaga Milk Industry Co., Ltd.	843,000	3,568,087	0.3%
Other Securities		118,500,948	8.7%
Total Consumer Staples		128,512,747	9.4%

Energy — (1.0%)
Other Securities		14,632,990	1.1%

Financials — (9.1%)
Bank of Okinawa, Ltd. (The)	88,100	3,412,073	0.3%
Century Tokyo Leasing Corp.	260,590	4,221,919	0.3%
Musashino Bank, Ltd.	108,800	3,287,861	0.2%
Tokai Tokyo Financial Holdings, Inc.	898,000	3,392,385	0.3%
Other Securities		124,898,354	9.1%
Total Financials		139,212,592	10.2%

Health Care — (3.9%)
Kaken Pharmaceutical Co., Ltd.	335,000	4,063,208	0.3%
Nihon Kohden Corp.	151,200	3,251,737	0.2%
Nippon Shinyaku Co., Ltd.	229,000	3,275,166	0.2%
Nipro Corp.	180,100	3,603,615	0.3%
#Sawai Pharmaceutical Co., Ltd.	43,900	3,587,133	0.3%
Other Securities		41,880,333	3.1%
Total Health Care		59,661,192	4.4%

Industrials — (23.4%)
Asahi Diamond Industrial Co., Ltd.	228,000	4,323,626	0.3%
*Duskin Co., Ltd.	194,000	3,659,953	0.3%
Hanwa Co., Ltd.	697,000	3,196,089	0.2%
#Hitachi Zosen Corp.	2,225,500	3,362,910	0.2%
#*Meidensha Corp.	732,050	3,446,863	0.3%
#Miura Co., Ltd.	131,300	3,497,323	0.3%

87

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
#Mori Seiki Co., Ltd.	311,500	$3,672,540	0.3%
#*OKUMA Corp.	422,000	3,202,862	0.2%
*Sankyu, Inc.	748,000	3,388,015	0.2%
Takara Standard Co., Ltd.	483,000	3,265,982	0.2%
Other Securities		322,707,478	23.6%
Total Industrials		357,723,641	26.1%

Information Technology — (10.4%)
#Anritsu Corp.	435,000	3,574,895	0.2%
*Dainippon Screen Manufacturing Co., Ltd.	731,000	5,169,107	0.4%
Horiba, Ltd.	129,900	3,671,437	0.3%
IT Holdings Corp.	288,001	3,821,603	0.3%
#Kakaku.com, Inc.	647	3,839,934	0.3%
Nichicon Corp.	258,800	3,640,145	0.3%
Ryosan Co., Ltd.	122,000	3,153,027	0.2%
Ulvac, Inc.	145,200	3,776,920	0.3%
Other Securities		128,846,638	9.4%
Total Information Technology		159,493,706	11.7%

Materials — (11.1%)
Adeka Corp.	331,700	3,656,676	0.3%
FP Corp.	58,500	3,237,264	0.2%
#Kureha Corp.	545,500	3,282,833	0.2%
Nihon Parkerizing Co., Ltd.	230,000	3,305,275	0.3%
Nippon Paint Co., Ltd.	432,200	3,304,053	0.2%
#NOF Corp.	673,000	3,283,377	0.2%
#*Taiheiyo Cement Corp.	2,740,000	3,496,629	0.3%
Toagosei Co., Ltd.	897,000	4,185,608	0.3%
Tokai Carbon Co., Ltd.	559,000	3,461,501	0.3%
Other Securities		138,309,873	10.1%
Total Materials		169,523,089	12.4%

Telecommunication Services — (0.0%)
Other Securities		703,268	0.0%

Utilities — (0.6%)
Saibu Gas Co., Ltd.	1,268,000	3,310,205	0.2%
Other Securities		5,494,489	0.4%
Total Utilities		8,804,694	0.6%
TOTAL COMMON STOCKS		1,363,345,069	99.7%

88

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/11
(Collateralized by $1,395,000 FNMA 2.24%, 07/06/15,
valued at $1,429,875) to be repurchased at $1,406,037	$1,406	$1,406,000	0.1%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund	165,213,773	165,213,773	12.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 01/03/11
(Collateralized by $127,565,063 FNMA 7.000%, 08/01/38,
valued at $303,921)## to be repurchased at $297,652	$298	297,645	0.0%
TOTAL SECURITIES LENDING COLLATERAL		165,511,418	12.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,601,823,523)^		$1,530,262,487	111.9%
____________________
^	The cost for federal income taxes is $1,603,120,509.

Summary of inputs used to value the Series’ investments as of December 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$65,790	$325,011,360	—	$325,077,150
Consumer Staples	—	128,512,747	—	128,512,747
Energy	—	14,632,990	—	14,632,990
Financials	—	139,212,592	—	139,212,592
Health Care	—	59,661,192	—	59,661,192
Industrials	1,935,211	355,788,430	—	357,723,641
Information Technology	—	159,493,706	—	159,493,706
Materials	39,204	169,483,885	—	169,523,089
Telecommunication Services	—	703,268	—	703,268
Utilities	—	8,804,694	—	8,804,694
Temporary Cash Investments	—	1,406,000	—	1,406,000
Securities Lending Collateral	—	165,511,418	—	165,511,418
TOTAL	$2,040,205	$1,528,222,282	—	$1,530,262,487

See accompanying notes to financial statements.
89

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2010
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.7%)
AUSTRALIA — (51.7%)
	Adelaide Brighton, Ltd.	1,781,776	$6,021,945	0.6%
*	Andean Resources, Ltd.	1,464,837	9,543,818	1.0%
	Ansell, Ltd.	473,632	6,151,779	0.6%
#	APA Group, Ltd.	1,702,846	7,046,487	0.7%
#*	Atlas Iron, Ltd.	1,442,089	4,360,776	0.4%
	Australian Infrastructure Fund NL	3,018,033	5,807,010	0.6%
	Boart Longyear Group	1,686,718	7,879,069	0.8%
	Bradken, Ltd.	589,828	5,436,421	0.5%
#	Campbell Brothers, Ltd.	298,923	12,103,920	1.2%
	Challenger Financial Services Group, Ltd.	1,750,037	8,425,052	0.8%
#	ConnectEast Group, Ltd.	14,033,227	6,106,343	0.6%
#	David Jones, Ltd.	1,447,885	6,614,801	0.7%
#	DUET Group, Ltd.	3,300,250	5,687,673	0.6%
#	Flight Centre, Ltd.	192,954	4,896,218	0.5%
	Goodman Fielder, Ltd.	4,868,801	6,700,351	0.7%
	Graincorp, Ltd. Series A	634,518	4,284,068	0.4%
*	Iluka Resources, Ltd.	774,167	7,232,374	0.7%
	Independence Group NL	608,416	4,953,803	0.5%
#	Invocare, Ltd.	539,854	4,023,896	0.4%
#	IOOF Holdings, Ltd.	950,183	7,590,509	0.8%
#	JB Hi-Fi, Ltd.	382,182	6,999,369	0.7%
*	Karoon Gas Australia, Ltd.	667,086	5,013,649	0.5%
#	Kingsgate Consolidated, Ltd.	409,970	4,572,575	0.5%
#	Mineral Resources, Ltd.	371,021	4,684,547	0.5%
	Monadelphous Group, Ltd.	302,955	5,682,239	0.6%
*	Mount Gibson Iron, Ltd.	2,962,399	6,442,610	0.6%
	Navitas, Ltd.	1,297,023	5,120,175	0.5%
*	Pacific Brands, Ltd.	4,412,120	4,424,921	0.4%
*	PanAust, Ltd.	8,757,197	7,995,776	0.8%
#	Perpetual Trustees Australia, Ltd.	145,492	4,645,953	0.5%
*	Perseus Mining, Ltd.	1,427,692	4,951,988	0.5%
#	Primary Health Care, Ltd.	1,717,450	6,628,736	0.7%
#	Reece Australia, Ltd.	238,457	5,366,651	0.5%
*	Riversdale Mining, Ltd.	808,148	14,090,024	1.4%
#	SAI Global, Ltd.	992,324	4,949,168	0.5%
#	Seek, Ltd.	666,916	4,525,853	0.4%
	Seven Group Holdings, Ltd.	723,898	6,524,976	0.6%
	Spark Infrastructure Group	4,454,005	5,170,547	0.5%
#	Super Cheap Auto Group, Ltd.	832,879	5,203,084	0.5%
	Ten Network Holdings, Ltd.	3,318,272	4,797,310	0.5%
	Tower Australia Group, Ltd.	1,617,790	6,406,389	0.6%
	Transfield Services, Ltd.	1,632,949	5,626,024	0.6%
	UGL, Ltd.	332,576	4,910,672	0.5%
#	West Australian Newspapers Holdings, Ltd.	756,808	4,984,955	0.5%
	Other Securities		335,363,461	33.6%
TOTAL AUSTRALIA			605,947,965	60.6%

90

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (18.3%)
Giordano International, Ltd.	6,824,000	$3,976,228	0.4%
#Luk Fook Holdings International, Ltd.	1,166,000	4,071,465	0.4%
Pacific Basin Shipping, Ltd.	7,141,000	4,753,837	0.5%
Techtronic Industries Co., Ltd.	4,386,000	5,719,477	0.6%
Other Securities		196,527,914	19.6%
TOTAL HONG KONG		215,048,921	21.5%

MALAYSIA — (0.0%)
Other Securities		4,184	0.0%

NEW ZEALAND — (4.8%)
Fisher & Paykel Healthcare Corp., Ltd.	2,452,736	5,946,771	0.6%
Sky City Entertainment Group, Ltd.	2,560,206	6,464,419	0.6%
Other Securities		43,477,753	4.4%
TOTAL NEW ZEALAND		55,888,943	5.6%

SINGAPORE — (9.9%)
Other Securities		116,601,660	11.7%
TOTAL COMMON STOCKS		993,491,673	99.4%

RIGHTS/WARRANTS — (0.1%)
AUSTRALIA — (0.0%)
Other Securities		28,255	0.0%

HONG KONG — (0.0%)
Other Securities		95,817	0.0%

SINGAPORE — (0.1%)
Other Securities		653,439	0.1%
TOTAL RIGHTS/WARRANTS		777,511	0.1%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/03/11
(Collateralized by $7,675,000 FNMA 2.24%, 07/06/15,
valued at $7,876,469) to be repurchased at $7,760,123	$7,760	7,760,000	0.8%

91

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§@DFA Short Term Investment Fund	170,860,367	$170,860,367	17.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 01/03/11
(Collateralized by $127,565,063 FNMA 7.000%, 08/01/38,
valued at $427,636)## to be repurchased at $418,816	$419	418,806	0.0%
TOTAL SECURITIES LENDING COLLATERAL		171,279,173	17.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $917,887,123)^		$1,173,308,357	117.4%
____________________
^	The cost for federal income taxes is $921,998,956.

Summary of inputs used to value the Series’ investments as of December 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,150,597	$599,797,368	—	$605,947,965
Hong Kong	1,831,150	213,217,771	—	215,048,921
Malaysia	—	4,184	—	4,184
New Zealand	65,279	55,823,664	—	55,888,943
Singapore	464,420	116,137,240	—	116,601,660
Rights/Warrants
Australia	28,255	—	—	28,255
Hong Kong	12,571	83,246	—	95,817
Singapore	621,710	31,729	—	653,439
Temporary Cash Investments	—	7,760,000	—	7,760,000
Securities Lending Collateral	—	171,279,173	—	171,279,173
TOTAL	$9,173,982	$1,164,134,375	—	$1,173,308,357

See accompanying notes to financial statements.
92

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2010
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (96.4%)
Consumer Discretionary — (20.8%)
Aegis Group P.L.C.	3,149,142	$6,914,496	0.6%
Daily Mail & General Trust P.L.C. Series A	970,909	8,702,385	0.8%
GKN P.L.C.	3,830,675	13,296,356	1.2%
*Inchcape P.L.C.	1,529,551	8,531,195	0.8%
Informa P.L.C.	1,449,124	9,236,792	0.8%
*ITV P.L.C.	6,035,176	6,617,499	0.6%
Thomas Cook Group P.L.C.	2,420,264	7,164,287	0.7%
United Business Media P.L.C.	864,643	9,326,771	0.9%
Other Securities		162,802,686	15.0%
Total Consumer Discretionary		232,592,467	21.4%

Consumer Staples — (4.2%)
PZ Cussons P.L.C.	1,298,024	8,097,177	0.7%
Tate & Lyle P.L.C.	1,062,662	8,611,065	0.8%
Other Securities		30,221,332	2.8%
Total Consumer Staples		46,929,574	4.3%

Energy — (5.3%)
*Afren P.L.C.	3,198,836	7,375,620	0.7%
John Wood Group P.L.C.	1,071,070	9,383,591	0.9%
*Premier Oil P.L.C.	391,707	11,961,230	1.1%
Other Securities		30,867,951	2.8%
Total Energy		59,588,392	5.5%

Financials — (12.8%)
Aberdeen Asset Management P.L.C.	2,558,118	8,117,495	0.8%
Amlin P.L.C.	1,762,700	11,253,183	1.0%
Catlin Group, Ltd. P.L.C.	1,261,249	7,290,416	0.7%
Close Brothers Group P.L.C.	527,327	7,010,315	0.7%
Hiscox, Ltd. P.L.C.	1,517,006	9,037,799	0.8%
IG Group Holdings P.L.C.	1,241,907	9,911,926	0.9%
*London Stock Exchange Group P.L.C.	525,999	6,896,390	0.6%
Other Securities		83,543,169	7.7%
Total Financials		143,060,693	13.2%

Health Care — (1.6%)
Other Securities		18,130,894	1.7%

Industrials — (30.4%)
Babcock International Group P.L.C.	1,286,052	11,460,600	1.1%
Balfour Beatty P.L.C.	2,479,600	12,124,816	1.1%
Carillion P.L.C.	1,523,518	9,157,922	0.8%
Charter International P.L.C.	614,873	8,110,083	0.8%
*Cookson Group P.L.C.	991,449	10,210,022	0.9%
Firstgroup P.L.C.	1,668,052	10,378,557	1.0%
Hays P.L.C.	4,902,700	9,899,514	0.9%
Homeserve P.L.C.	1,100,525	7,613,630	0.7%

93

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
IMI P.L.C.	1,191,221	$17,583,639	1.6%
Intertek Group P.L.C.	539,854	14,926,733	1.4%
Meggitt P.L.C.	2,465,596	14,265,150	1.3%
Melrose P.L.C.	1,717,816	8,331,405	0.8%
Michael Page International P.L.C.	1,235,568	10,717,611	1.0%
Rotork P.L.C.	348,025	9,946,513	0.9%
Spirax-Sarco Engineering P.L.C.	301,608	9,103,785	0.8%
#Travis Perkins P.L.C.	794,657	13,144,880	1.2%
Ultra Electronics Holdings P.L.C.	267,145	7,077,443	0.7%
Weir Group P.L.C. (The)	362,747	10,078,080	0.9%
Other Securities		145,594,908	13.4%
Total Industrials		339,725,291	31.3%

Information Technology — (10.7%)
Aveva Group P.L.C.	274,171	6,905,117	0.6%
Halma P.L.C.	1,461,044	8,182,031	0.8%
Logica P.L.C.	5,843,820	11,969,715	1.1%
#*Misys P.L.C.	1,833,430	9,787,654	0.9%
Spectris P.L.C.	490,382	10,022,443	0.9%
Other Securities		72,081,308	6.6%
Total Information Technology		118,948,268	10.9%

Materials — (5.9%)
Croda International P.L.C.	484,717	12,269,989	1.1%
Mondi P.L.C.	1,078,021	8,671,421	0.8%
Victrex P.L.C.	321,880	7,454,008	0.7%
Other Securities		37,202,804	3.4%
Total Materials		65,598,222	6.0%

Telecommunication Services — (2.0%)
Cable & Wireless Communications P.L.C.	8,706,366	6,619,550	0.6%
Other Securities		16,048,626	1.5%
Total Telecommunication Services		22,668,176	2.1%

Utilities — (2.7%)
*Drax Group P.L.C.	1,309,926	7,545,235	0.7%
Northumbrian Water Group P.L.C.	1,823,866	9,415,214	0.9%
Pennon Group P.L.C.	1,238,787	12,387,122	1.1%
Other Securities		201,086	0.0%
Total Utilities		29,548,657	2.7%
TOTAL COMMON STOCKS		1,076,790,634	99.1%

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Other Securities		4,247	0.0%

RIGHTS/WARRANTS — (0.1%)
Other Securities		938,557	0.1%
TOTAL RIGHTS/WARRANTS		938,557	0.1%

94

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/11
(Collateralized by $130,000 FNMA 2.24%, 07/06/15,
valued at $133,413) to be repurchased at $128,003	$128	$128,000	0.0%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.5%)
§@DFA Short Term Investment Fund	35,629,803	$35,629,803	3.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 01/03/11
(Collateralized by $127,565,063 FNMA 7.000%,08/01/38,
valued at $3,969,601)## to be repurchased at $3,887,722	$3,888	3,887,631	0.4%
TOTAL SECURITIES LENDING COLLATERAL		39,517,434	3.7%
TOTAL INVESTMENTS — (100.0%)
(Cost $987,215,274)^		$1,117,378,872	102.9%
____________________
^	The cost for federal income tax purposes is $991,793,149.

Summary of inputs used to value the Series’ investments as of December 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$364,871	$232,227,596	—	$232,592,467
Consumer Staples	322,731	46,606,843	—	46,929,574
Energy	—	59,588,392	—	59,588,392
Financials	6,441	143,054,252	—	143,060,693
Health Care	—	18,130,894	—	18,130,894
Industrials	611,774	339,113,517	—	339,725,291
Information Technology	—	118,948,268	—	118,948,268
Materials	—	65,598,222	—	65,598,222
Telecommunication Services	—	22,668,176	—	22,668,176
Utilities	—	29,548,657	—	29,548,657
Preferred Stocks
Consumer Staples	—	4,247	—	4,247
Rights/Warrants	926,747	11,810	—	938,557
Temporary Cash Investments	—	128,000	—	128,000
Securities Lending Collateral	—	39,517,434	—	39,517,434
TOTAL	$2,232,564	$1,115,146,308	—	$1,117,378,872

See accompanying notes to financial statements.
95

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2010
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (86.0%)
AUSTRIA — (2.5%)
Andritz AG	112,592	$10,369,987	0.5%
Other Securities		52,993,245	2.4%
TOTAL AUSTRIA		63,363,232	2.9%

BELGIUM — (3.2%)
Bekaert SA	84,529	9,700,006	0.4%
D’ieteren SA	129,060	8,140,302	0.4%
Other Securities		64,603,162	2.9%
TOTAL BELGIUM		82,443,470	3.7%

DENMARK — (2.6%)
Other Securities		65,146,313	3.0%

FINLAND — (5.7%)
KCI Konecranes Oyj	232,703	9,614,969	0.5%
Other Securities		134,914,722	6.1%
TOTAL FINLAND		144,529,691	6.6%

FRANCE — (10.7%)
Arkema SA	199,362	14,376,610	0.7%
*Atos Origin SA	143,571	7,656,323	0.3%
#Bourbon SA	155,755	7,233,518	0.3%
#Neopost SA	88,903	7,753,111	0.3%
#Nexans SA	104,844	8,258,417	0.4%
Other Securities		188,516,224	8.6%
*Rhodia SA	311,738	10,321,906	0.5%
Societe BIC SA	84,787	7,289,083	0.3%
*Valeo SA	232,962	13,222,026	0.6%
Zodiac Aerospace SA	105,911	7,963,856	0.4%
TOTAL FRANCE		272,591,074	12.4%

GERMANY — (12.8%)
*Aareal Bank AG	302,222	9,191,420	0.4%
#Aixtron AG	314,748	11,729,305	0.5%
Aurubis AG	144,707	8,440,854	0.4%
Bilfinger Berger SE	162,980	13,617,189	0.6%
MTU Aero Engines Holding AG	165,906	11,077,734	0.5%
Other Securities		218,810,924	9.9%
Rheinmetall AG	111,360	8,861,341	0.4%
Rhoen-Klinikum AG	379,608	8,317,496	0.4%
#*SGL Carbon SE	217,830	7,903,274	0.4%
Software AG	70,053	10,176,622	0.5%
Symrise AG	305,681	8,355,340	0.4%
Wincor Nixdorf AG	112,151	9,180,644	0.4%
TOTAL GERMANY		325,662,143	14.8%

GREECE — (2.1%)
Other Securities		53,535,426	2.4%

96

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
IRELAND — (2.4%)
DCC P.L.C.	308,989	$9,749,205	0.5%
*Dragon Oil P.L.C.	1,347,570	11,293,777	0.5%
Other Securities		33,458,467	1.5%
Paddy Power P.L.C.	180,573	7,407,880	0.3%
TOTAL IRELAND		61,909,329	2.8%

ISRAEL — (2.6%)
Other Securities		67,346,822	3.1%

ITALY — (6.9%)
Other Securities		166,292,633	7.5%
#Prysmian SpA	596,178	10,160,451	0.5%
TOTAL ITALY		176,453,084	8.0%

NETHERLANDS — (5.0%)
Aalberts Industries NV	355,012	7,490,694	0.3%
#*Crucell NV	230,971	7,277,719	0.3%
*CSM NV	213,618	7,482,540	0.3%
#Imtech NV	249,209	9,466,763	0.4%
Nutreco NV	136,273	10,350,036	0.5%
Other Securities		74,021,024	3.4%
SBM Offshore NV	556,537	12,486,792	0.6%
TOTAL NETHERLANDS		128,575,568	5.8%

NORWAY — (3.0%)
Other Securities		76,235,480	3.5%

PORTUGAL — (0.8%)
Other Securities		19,793,816	0.9%

SPAIN — (4.9%)
Other Securities		123,494,462	5.6%

SWEDEN — (6.7%)
Elekta AB Series B	302,500	11,627,186	0.5%
*Lundin Petroleum AB	699,240	8,711,240	0.4%
Other Securities		141,926,990	6.5%
Trelleborg AB Series B	878,565	9,296,707	0.4%
TOTAL SWEDEN		171,562,123	7.8%

SWITZERLAND — (14.1%)
Aryzta AG	289,931	13,392,668	0.6%
Bank Sarasin & Cie AG Series B	175,095	7,960,534	0.4%
*Clariant AG	877,755	17,785,422	0.8%
*Dufry AG	55,793	7,507,715	0.4%
#Galenica Holding AG	17,786	10,745,389	0.5%
*GAM Holding AG	696,382	11,511,006	0.5%
*George Fisher AG	14,433	8,138,935	0.4%
#*Logitech International SA	610,456	11,607,802	0.5%
Nobel Biocare Holding AG	451,533	8,516,493	0.4%

97

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
Other Securities		$216,171,821	9.8%
PSP Swiss Property AG	141,111	11,307,162	0.5%
Sulzer AG	76,216	11,627,596	0.5%
Swiss Life Holding AG	93,938	13,548,917	0.6%
#* Temenos Group AG	201,219	8,365,288	0.4%
TOTAL SWITZERLAND		358,186,748	16.3%
TOTAL COMMON STOCKS		2,190,828,781	99.6%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		1,544	0.0%

ITALY — (0.0%)
Other Securities		6,682	0.0%

SPAIN — (0.0%)
Other Securities		111,053	0.0%
TOTAL RIGHTS/WARRANTS		119,279	0.0%

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/03/11
(Collateralized by $4,470,000 FNMA 2.24%, 07/06/15,
valued at $4,587,338) to be repurchased at $4,515,071	$4,515	$4,515,000	0.2%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.8%)
§@ DFA Short Term Investment Fund	349,821,165	349,821,165	15.9%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 01/03/11
(Collateralized by $127,565,063 FNMA 7.000%, 08/01/38,
valued at $2,911,709)## to be repurchased at $2,851,651	$2,852	2,851,584	0.1%
TOTAL SECURITIES LENDING COLLATERAL		352,672,749	16.0%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,145,430,318)^		$2,548,135,809	115.8%

____________________

^	The cost for federal income tax purposes is $2,146,443,419.

98

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of December 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$196,231	$63,167,001	—	$63,363,232
Belgium	8,340,819	74,102,651	—	82,443,470
Denmark	138,292	65,008,021	—	65,146,313
Finland	3,273	144,526,418	—	144,529,691
France	—	272,591,074	—	272,591,074
Germany	999,299	324,662,844	—	325,662,143
Greece	498,551	53,036,875	—	53,535,426
Ireland	504,586	61,404,743	—	61,909,329
Israel	4,170,271	63,176,551	—	67,346,822
Italy	—	176,453,084	—	176,453,084
Netherlands	1,432,081	127,143,487	—	128,575,568
Norway	—	76,235,480	—	76,235,480
Portugal	1,065,558	18,728,258	—	19,793,816
Spain	—	123,494,462	—	123,494,462
Sweden	—	171,562,123	—	171,562,123
Switzerland	1,023,713	357,163,035	—	358,186,748
Rights/Warrants
Belgium	1,235	309	—	1,544
Italy	6,682	—	—	6,682
Spain	111,053	—	—	111,053
Temporary Cash Investments	—	4,515,000	—	4,515,000
Securities Lending Collateral	—	352,672,749	—	352,672,749
TOTAL	$18,491,644	$2,529,644,165	—	$2,548,135,809

See accompanying notes to financial statements.
99

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2010
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (75.5%)
Consumer Discretionary — (7.8%)
	Astral Media, Inc. Class A	186,347	$7,871,441	1.1%
	Corus Entertainment, Inc. Class B	278,300	6,199,683	0.8%
#	Groupe Aeroplan, Inc.	607,251	8,348,709	1.1%
#*	Imax Corp	270,137	7,618,064	1.0%
#	Quebecor, Inc. Class B	159,493	6,034,523	0.8%
#*	RONA, Inc.	442,375	6,282,143	0.8%
	Other Securities		35,713,414	4.7%
Total Consumer Discretionary			78,067,977	10.3%

Consumer Staples — (1.9%)
*	Cott Corp.	486,800	4,381,836	0.6%
	Other Securities		14,392,599	1.9%
Total Consumer Staples			18,774,435	2.5%

Energy — (14.9%)
*	Bankers Petroleum, Ltd.	759,182	5,802,860	0.8%
*	BlackPearl Resources, Inc.	872,869	5,161,893	0.7%
*	Celtic Exploration, Ltd.	245,200	4,369,852	0.6%
*	Crew Energy, Inc.	268,096	5,149,989	0.7%
#	Ensign Energy Services, Inc.	331,156	5,005,808	0.7%
*	Legacy Oil + Gas, Inc.	352,102	5,506,574	0.7%
#	Progress Energy Resources Corp.	433,931	5,542,516	0.7%
	ShawCor, Ltd.	209,500	6,976,310	0.9%
#	Trican Well Service, Ltd.	494,693	10,020,232	1.3%
#*	Uranium One, Inc.	1,819,900	8,712,385	1.1%
	Other Securities		86,973,076	11.5%
Total Energy			149,221,495	19.7%

Financials — (5.5%)
	AGF Management, Ltd. Class B	330,879	6,485,801	0.9%
#	Canadian Western Bank	226,200	6,451,807	0.9%
	Home Capital Group, Inc.	113,700	5,922,280	0.8%
#	Laurentian Bank of Canada	92,400	4,466,201	0.6%
#*	TMX Group, Inc.	213,214	7,925,565	1.0%
	Other Securities		23,790,406	3.1%
Total Financials			55,042,060	7.3%

Health Care — (2.6%)
#*	MDS, Inc.	464,108	5,265,150	0.7%
*	SXC Health Solutions Corp.	190,518	8,162,594	1.0%
	Other Securities		12,778,189	1.7%
Total Health Care			26,205,933	3.4%

Industrials — (7.0%)
#	IESI-BFC, Ltd.	330,370	8,037,464	1.0%
	Russel Metals, Inc.	229,900	5,294,891	0.7%
#*	Stantec, Inc.	159,195	4,439,784	0.6%

100

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Toromont Industries, Ltd.	262,959	$8,134,988	1.1%
	Other Securities		44,021,974	5.8%
Total Industrials			69,929,101	9.2%

Information Technology — (4.4%)
*	Celestica, Inc.	797,607	7,741,031	1.0%
*	MacDonald Dettweiler & Associates, Ltd.	143,020	7,273,983	1.0%
#*	Open Text Corp.	184,163	8,470,053	1.1%
	Other Securities		20,794,334	2.7%
Total Information Technology			44,279,401	5.8%

Materials — (30.5%)
	Alamos Gold, Inc.	396,920	7,552,777	1.0%
#*	Consolidated Thompson Iron Mines, Ltd.	656,633	9,304,997	1.2%
*	Detour Gold Corp.	237,256	6,965,204	0.9%
#*	Eastern Platinum, Ltd.	2,845,360	5,065,159	0.7%
*	Equinox Minerals, Ltd.	826,495	5,078,834	0.7%
*	Euro Goldfields, Ltd.	494,960	6,934,318	0.9%
#*	First Majestic Silver Corp.	292,983	4,243,141	0.6%
	HudBay Minerals, Inc.	509,480	9,207,840	1.2%
	Methanex Corp.	359,200	10,928,090	1.4%
*	New Gold, Inc.	629,162	6,125,202	0.8%
#*	Novagold Resources, Inc.	499,855	7,143,658	1.0%
#*	Quadra FNX Mining, Ltd.	543,917	9,162,838	1.2%
#*	SEMAFO, Inc.	867,985	9,384,329	1.2%
#	Sherritt International Corp.	947,726	8,073,257	1.1%
#*	Silver Standard Resources, Inc.	266,867	7,464,117	1.0%
	Silvercorp Metals, Inc.	544,130	6,971,956	0.9%
#*	Thompson Creek Metals Co., Inc.	528,900	7,766,207	1.0%
	West Fraser Timber Co., Ltd.	123,716	5,828,077	0.8%
*	Western Coal Corp.	688,705	8,519,633	1.1%
	Other Securities		164,050,847	21.6%
Total Materials			305,770,481	40.3%

Telecommunication Services — (0.2%)
	Other Securities		2,267,308	0.3%

Utilities — (0.7%)
	Other Securities		7,590,663	1.0%
TOTAL COMMON STOCKS			757,148,854	99.8%

		Face		Percentage
		Amount	Value†	of Net Assets**
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/11
	(Collateralized by $1,155,000 FNMA 2.24%, 07/06/15,
	valued at $1,185,319) to be repurchased at $1,164,025	$1,164	1,164,000	0.1%

101

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (24.4%)
§@ DFA Short Term Investment Fund	244,236,615	$244,236,615	32.2%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 01/03/11
(Collateralized by $127,565,063 FNMA 7.000%,08/01/38,
valued at $907,729)## to be repurchased at $889,006	$889	888,985	0.1%
TOTAL SECURITIES LENDING COLLATERAL		245,125,600	32.3%
TOTAL INVESTMENTS — (100.0%)
(Cost $870,603,222)^		$1,003,438,454	132.2%

____________________

^       The cost for federal income tax purposes is $807,603,222.

Summary of inputs used to value the Series’ investments as of December 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$78,067,977	$—	—	$78,067,977
Consumer Staples	18,774,435	—	—	18,774,435
Energy	149,221,495	—	—	149,221,495
Financials	55,042,060	—	—	55,042,060
Health Care	26,205,933	—	—	26,205,933
Industrials	69,929,101	—	—	69,929,101
Information Technology	44,279,401	—	—	44,279,401
Materials	304,722,418	1,048,063	—	305,770,481
Telecommunication Services	2,267,308	—	—	2,267,308
Utilities	7,590,663	—	—	7,590,663
	—	—	—	—
Temporary Cash Investments	—	1,164,000	—	1,164,000
Securities Lending Collateral	—	245,125,600	—	245,125,600
TOTAL	$756,100,791	$247,337,663	—	$1,003,438,454

See accompanying notes to financial statements.
102

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2010

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (87.6%)
Consumer Discretionary — (20.8%)
Aoyama Trading Co., Ltd.	191,400	$3,117,117	0.3%
Exedy Corp.	119,000	3,713,418	0.3%
#* Haseko Corp.	3,508,000	3,009,187	0.3%
Kayaba Industry Co., Ltd.	660,000	3,870,694	0.3%
K’s Holdings Corp.	156,927	3,899,809	0.3%
# Nifco, Inc.	162,700	4,093,473	0.3%
Sanrio Co., Ltd.	181,700	3,871,427	0.3%
Shimachu Co., Ltd.	145,700	2,985,858	0.2%
Toyobo Co., Ltd.	2,084,000	3,473,499	0.3%
Other Securities		252,875,512	20.9%
Total Consumer Discretionary		284,909,994	23.5%

Consumer Staples — (8.6%)
# Megmilk Snow Brand Co., Ltd.	178,400	3,151,536	0.2%
Morinaga Milk Industry Co., Ltd.	843,000	3,439,085	0.3%
Other Securities		111,091,940	9.2%
Total Consumer Staples		117,682,561	9.7%

Energy — (0.9%)
Other Securities		12,896,930	1.1%

Financials — (9.1%)
Bank of Okinawa, Ltd. (The)	88,100	3,389,540	0.3%
Century Tokyo Leasing Corp.	260,590	3,759,430	0.3%
Hokkoku Bank, Ltd. (The)	714,000	2,874,405	0.2%
Hyakugo Bank, Ltd. (The)	656,609	2,764,094	0.2%
Kiyo Holdings, Inc.	2,168,900	2,917,101	0.2%
Musashino Bank, Ltd.	105,600	3,066,201	0.3%
Tokai Tokyo Financial Holdings, Inc.	898,000	3,120,888	0.3%
Tokyo Tatemono Co., Ltd.	908,000	3,658,692	0.3%
Other Securities		99,413,439	8.2%
Total Financials		124,963,790	10.3%

Health Care — (3.9%)
Kaken Pharmaceutical Co., Ltd.	335,000	3,670,535	0.3%
# KYORIN Holdings, Inc.	178,000	2,764,121	0.2%
Nihon Kohden Corp.	151,200	2,874,009	0.3%
Nippon Shinyaku Co., Ltd.	229,000	3,248,584	0.3%
Nipro Corp.	180,100	3,671,774	0.3%
# Sawai Pharmaceutical Co., Ltd.	41,500	3,627,965	0.3%
Other Securities		34,031,234	2.8%
Total Health Care		53,888,222	4.5%

Industrials — (22.7%)
# Asahi Diamond Industrial Co., Ltd.	228,000	4,025,736	0.3%
* Duskin Co., Ltd.	184,400	3,241,457	0.3%
# Hitachi Zosen Corp.	2,175,500	3,134,938	0.3%
# Miura Co., Ltd.	131,300	2,967,570	0.2%

103

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
* Sankyu, Inc.	717,000	$3,006,844	0.3%
Takara Standard Co., Ltd.	483,000	2,970,009	0.2%
Other Securities		291,980,548	24.1%
Total Industrials		311,327,102	25.7%

Information Technology — (9.8%)
# Anritsu Corp.	435,000	2,805,777	0.2%
* Dainippon Screen Manufacturing Co., Ltd.	731,000	4,159,684	0.4%
Horiba, Ltd.	120,500	2,959,345
IT Holdings Corp.	262,401	2,897,221	0.2%
# Kakaku.com, Inc.	573	2,765,044	0.2%
Nichicon Corp.	258,800	2,877,646	0.2%
Ryosan Co., Ltd.	122,000	3,004,852	0.3%
Other Securities		112,666,126	9.3%
Total Information Technology		134,135,695	11.1%

Materials — (11.2%)
Adeka Corp.	331,700	3,535,829	0.3%
FP Corp.	58,500	3,229,497	0.3%
# Kureha Corp.	545,500	3,096,346	0.3%
Nihon Parkerizing Co., Ltd.	230,000	3,013,274	0.2%
Nippon Denko Co., Ltd.	372,000	2,756,092	0.2%
Nippon Paint Co., Ltd.	691,200	5,107,460	0.4%
# NOF Corp.	673,000	3,103,136	0.3%
# Pacific Metals Co., Ltd.	341,000	2,835,502	0.2%
#* Taiheiyo Cement Corp.	2,740,000	2,957,582	0.2%
Toagosei Co., Ltd.	897,000	3,933,092	0.3%
Tokai Carbon Co., Ltd.	556,000	3,278,348	0.3%
Other Securities		116,125,372	9.6%
Total Materials		152,971,530	12.6%

Real Estate Investment Trusts — (0.0%)
Other Securities		25,319	0.0%

Telecommunication Services — (0.0%)
Other Securities		481,027	0.0%

Utilities — (0.6%)
# Saibu Gas Co., Ltd.	1,268,000	3,614,327	0.3%
Other Securities		5,093,434	0.4%
Total Utilities		8,707,761	0.7%
TOTAL COMMON STOCKS		1,201,989,931	99.2%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%
TOTAL RIGHTS/WARRANTS		—	0.0%

104

THE JAPANESE SMALL COMPANY

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10
(Collateralized by $4,900,000 FNMA 5.50%, 12/01/38,
valued at $2,521,716) to be repurchased at $2,483,039	$2,483	$2,483,000	0.2%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
§@ DFA Short Term Investment Fund	165,468,050	165,468,050	13.7%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10
(Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at
$2,795,227)## to be repurchased at $2,740,469	$2,740	2,740,419	0.2%
TOTAL SECURITIES LENDING COLLATERAL		168,208,469	13.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,588,187,054)		$1,372,681,400	113.3%

Summary of inputs used to value the Series’ investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$65,037	$284,844,957	—	$284,909,994
Consumer Staples	—	117,682,561	—	117,682,561
Energy	—	12,896,930	—	12,896,930
Financials	—	124,963,790	—	124,963,790
Health Care	—	53,888,222	—	53,888,222
Industrials	1,805,746	309,521,356	—	311,327,102
Information Technology	—	134,135,695	—	134,135,695
Materials	79,110	152,892,420	—	152,971,530
Real Estate Investment Trusts	—	25,319	—	25,319
Telecommunication Services	—	481,027	—	481,027
Utilities	—	8,707,761	—	8,707,761
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	2,483,000	—	2,483,000
Securities Lending Collateral	—	168,208,469	—	168,208,469
TOTAL	$1,949,893	$1,370,731,507	—	$1,372,681,400

See accompanying notes to financial statements.
105

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2010

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (86.2%)
AUSTRALIA — (51.7%)
	Adelaide Brighton, Ltd.	1,781,776	$6,244,398	0.7%
*	Andean Resources, Ltd.	1,464,837	9,136,669	1.0%
	Ansell, Ltd.	473,632	6,295,905	0.7%
	APA Group, Ltd.	1,702,846	6,518,392	0.7%
	Australian Infrastructure Fund NL	3,018,033	5,854,222	0.6%
	Australian Pharmaceutical Industries, Ltd.	8,248,388	4,170,326	0.5%
*	AWB, Ltd.	3,807,619	5,542,901	0.6%
	Boart Longyear Group	1,686,718	5,985,737	0.6%
	Bradken, Ltd.	589,828	4,743,303	0.5%
#	Campbell Brothers, Ltd.	290,863	10,019,193	1.1%
	Challenger Financial Services Group, Ltd.	1,750,037	7,893,293	0.8%
#	ConnectEast Group, Ltd.	13,951,937	5,936,849	0.6%
	Consolidated Media Holdings, Ltd.	1,225,674	4,026,953	0.4%
#	David Jones, Ltd.	1,447,885	6,744,051	0.7%
	DUET Group, Ltd.	3,300,250	5,624,843	0.6%
#	Flight Centre, Ltd.	192,954	4,317,514	0.5%
	Goodman Fielder, Ltd.	4,757,757	6,917,187	0.7%
	Graincorp, Ltd. Series A	634,518	4,678,450	0.5%
#	GUD Holdings, Ltd.	387,740	3,972,190	0.4%
*	Iluka Resources, Ltd.	1,472,781	9,747,906	1.0%
#	IOOF Holdings, Ltd.	950,183	6,692,291	0.7%
#	JB Hi-Fi, Ltd.	379,557	7,396,694	0.8%
#*	Karoon Gas Australia, Ltd.	667,086	6,155,517	0.7%
#	Kingsgate Consolidated, Ltd.	409,970	4,028,563	0.4%
*	Lynas Corp., Ltd.	6,385,207	9,202,825	1.0%
	Monadelphous Group, Ltd.	302,955	4,963,891	0.5%
*	Mount Gibson Iron, Ltd.	2,962,399	5,885,580	0.6%
	Navitas, Ltd.	1,205,167	4,521,704	0.5%
*	Pacific Brands, Ltd.	4,412,120	4,698,942	0.5%
*	PanAust, Ltd.	8,757,197	6,425,678	0.7%
#	Perpetual Trustees Australia, Ltd.	145,492	5,401,823	0.6%
#*	Perseus Mining, Ltd.	1,377,405	4,047,188	0.4%
	Primary Health Care, Ltd.	1,717,450	5,255,394	0.6%
#	Reece Australia, Ltd.	238,457	5,205,510	0.6%
*	Riversdale Mining, Ltd.	816,637	8,595,557	0.9%
#	SAI Global, Ltd.	992,324	4,250,991	0.5%
#	Seek, Ltd.	666,916	4,729,187	0.5%
*	Seven Group Holdings, Ltd.	723,898	5,239,495	0.6%
	Spark Infrastructure Group, Ltd.	4,454,005	4,887,344	0.5%
*	St. Barbara, Ltd.	9,348,675	3,822,176	0.4%
	Super Cheap Auto Group, Ltd.	832,879	5,437,284	0.6%
#*	Ten Network Holdings, Ltd.	3,318,272	4,685,349	0.5%
	Transfield Services, Ltd.	1,322,886	4,492,942	0.5%
	UGL, Ltd.	332,576	4,807,541	0.5%
#	West Australian Newspapers Holdings, Ltd.	756,808	5,306,719	0.6%
	Other Securities		294,878,501	31.5%
TOTAL AUSTRALIA			555,384,968	59.4%
106

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (19.2%)
Giordano International, Ltd.	6,824,000	$4,100,503	0.5%
Pacific Basin Shipping, Ltd.	6,240,000	4,568,892	0.5%
# Techtronic Industries Co., Ltd.	4,614,000	4,679,234	0.5%
Other Securities		192,854,699	20.6%
TOTAL HONG KONG		206,203,328	22.1%

MALAYSIA — (0.0%)
Other Securities		4,146	0.0%

NEW ZEALAND — (5.0%)
Fisher & Paykel Healthcare Corp., Ltd.	2,402,700	5,939,087	0.6%
Sky City Entertainment Group, Ltd.	2,560,206	5,904,284	0.6%
Other Securities		41,495,909	4.5%
TOTAL NEW ZEALAND		53,339,280	5.7%

SINGAPORE — (10.3%)
Other Securities		110,662,728	11.8%
TOTAL COMMON STOCKS		925,594,450	99.0%

PREFERRED STOCKS — (0.1%)

AUSTRALIA — (0.1%)
Other Securities		780,533	0.1%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		20,891	0.0%

HONG KONG — (0.0%)
Other Securities		15,765	0.0%

SINGAPORE — (0.0%)
Other Securities		182,728	0.0%
TOTAL RIGHTS/WARRANTS		219,384	0.0%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,
11/01/10 (Collateralized by $80,000 FNMA 3.126%(r), 09/01/40,
valued at $82,211) to be repurchased at $77,001	$77	77,000	0.0%

107

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (13.7%)
§@ DFA Short Term Investment Fund	146,838,427	$146,838,427	15.7%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%,
11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38,
valued at $370,085)## to be repurchased at $362,835	$363	362,828	0.0%
TOTAL SECURITIES LENDING COLLATERAL		147,201,255	15.7%

TOTAL INVESTMENTS — (100.0%)
(Cost $876,704,734)		$1,073,872,622	114.8%

Summary of inputs used to value the Series’ investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,165,043	$554,219,925	—	$555,384,968
Hong Kong	405,141	205,798,187	—	206,203,328
Malaysia	—	4,146	—	4,146
New Zealand	—	53,339,280	—	53,339,280
Singapore	791,703	109,871,025	—	110,662,728
Preferred Stocks
Australia	—	780,533	—	780,533
Rights/Warrants
Australia	4,411	16,480	—	20,891
Hong Kong	6,899	8,866	—	15,765
Singapore	178,498	4,230	—	182,728
Temporary Cash Investments	—	77,000	—	77,000
Securities Lending Collateral	—	147,201,255	—	147,201,255
TOTAL	$2,551,695	$1,071,320,927	—	$1,073,872,622

See accompanying notes to financial statements.
108

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2010

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (98.0%)
Consumer Discretionary — (21.1%)
Aegis Group P.L.C.	3,149,142	$6,347,400	0.6%
Daily Mail & General Trust P.L.C. Series A	939,198	8,093,650	0.8%
GKN P.L.C.	3,830,675	10,884,024	1.0%
* Inchcape P.L.C.	1,428,910	7,985,145	0.8%
Informa P.L.C.	1,449,124	10,132,278	1.0%
* ITV P.L.C.	6,035,176	6,610,726	0.6%
Thomas Cook Group P.L.C.	2,420,264	7,015,506	0.7%
United Business Media P.L.C.	864,643	9,112,387	0.9%
Other Securities		155,308,325	15.0%
Total Consumer Discretionary		221,489,441	21.4%

Consumer Staples — (4.4%)
Britvic P.L.C.	834,762	6,452,199	0.6%
PZ Cussons P.L.C.	1,298,024	8,383,476	0.8%
Tate & Lyle P.L.C.	1,062,662	8,557,114	0.8%
Other Securities		22,240,791	2.2%
Total Consumer Staples		45,633,580	4.4%

Energy — (4.9%)
John Wood Group P.L.C.	1,070,261	7,467,982	0.7%
* Premier Oil P.L.C.	380,328	10,244,418	1.0%
Other Securities		33,232,071	3.2%
Total Energy		50,944,471	4.9%

Financials — (13.2%)
Aberdeen Asset Management P.L.C.	2,558,118	7,286,080	0.7%
Amlin P.L.C.	1,697,546	11,055,901	1.1%
Catlin Group, Ltd. P.L.C.	1,219,427	6,808,962	0.7%
Close Brothers Group P.L.C.	504,375	6,234,621	0.6%
Hiscox, Ltd. P.L.C.	1,517,006	8,610,598	0.8%
IG Group Holdings P.L.C.	1,241,907	10,506,913	1.0%
Other Securities		88,142,014	8.5%
Total Financials		138,645,089	13.4%

Health Care — (3.1%)
SSL International P.L.C.	753,239	13,988,081	1.4%
Other Securities		18,005,851	1.7%
Total Health Care		31,993,932	3.1%

Industrials — (30.2%)
Babcock International Group P.L.C.	1,286,052	11,951,794	1.1%
Balfour Beatty P.L.C.	2,390,347	10,598,680	1.0%
Carillion P.L.C.	1,523,518	8,415,082	0.8%
Charter International P.L.C.	614,873	7,280,103	0.7%
* Cookson Group P.L.C.	963,139	7,951,358	0.8%
Firstgroup P.L.C.	1,591,971	10,410,372	1.0%
Hays P.L.C.	4,753,935	8,419,027	0.8%
Homeserve P.L.C.	1,100,525	7,992,806	0.8%

109

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
IMI P.L.C.	1,191,221	$15,063,796	1.5%
Intertek Group P.L.C.	539,854	16,045,765	1.5%
Meggitt P.L.C.	2,289,633	12,104,196	1.2%
Melrose P.L.C.	1,598,881	7,213,870	0.7%
Michael Page International P.L.C.	1,235,568	9,325,627	0.9%
Rotork P.L.C.	348,025	9,332,212	0.9%
Spirax-Sarco Engineering P.L.C.	301,608	8,735,351	0.8%
* Travis Perkins P.L.C.	667,086	8,842,161	0.8%
Ultra Electronics Holdings P.L.C.	267,145	7,961,510	0.8%
Weir Group P.L.C. (The)	362,747	9,053,724	0.9%
Other Securities		139,720,768	13.5%
Total Industrials		316,418,202	30.5%

Information Technology — (10.9%)
Aveva Group P.L.C.	274,171	6,542,840	0.6%
Halma P.L.C.	1,461,044	7,648,991	0.7%
Logica P.L.C.	5,706,484	11,833,154	1.2%
* Misys P.L.C.	1,833,430	8,254,976	0.8%
Spectris P.L.C.	490,382	8,864,013	0.9%
Other Securities		70,641,956	6.8%
Total Information Technology		113,785,930	11.0%

Materials — (5.5%)
Croda International P.L.C.	484,717	11,168,074	1.1%
Mondi P.L.C.	1,078,021	8,976,093	0.9%
Victrex P.L.C.	321,880	6,661,744	0.6%
Other Securities		30,630,959	2.9%
Total Materials		57,436,870	5.5%

Telecommunication Services — (2.0%)
* Cable & Wireless Communications P.L.C.	8,687,193	7,446,715	0.7%
Other Securities		13,913,823	1.3%
Total Telecommunication Services		21,360,538	2.0%

Utilities — (2.7%)
* Drax Group P.L.C.	1,259,220	7,673,881	0.8%
Northumbrian Water Group P.L.C.	1,699,783	9,642,375	0.9%
Pennon Group P.L.C.	1,133,145	11,308,526	1.1%
Other Securities		194,931	0.0%
Total Utilities		28,819,713	2.8%
TOTAL COMMON STOCKS		1,026,527,766	99.0%
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Other Securities		4,351	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		41,892	0.0%

110

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10
(Collateralized by $5,000 FHLMC 5.00%, 10/15/19,
valued at $5,656) to be repurchased at $3,000	$3	$3,000	0.0%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.0%)
§@ DFA Short Term Investment Fund	19,629,803	19,629,803	1.9%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10
(Collateralized by $42,295,271 FNMA 7.000%, 08/01/38,
valued at $1,711,232)## to be repurchased at $1,677,709	$1,678	1,677,678	0.2%

TOTAL SECURITIES LENDING COLLATERAL		21,307,481	2.1%

TOTAL INVESTMENTS — (100.0%)
(Cost $953,563,812)		$1,047,884,490	101.1%

Summary of inputs used to value the Series’ investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$743,701	$220,745,740	—	$221,489,441
Consumer Staples	757,384	44,876,196	—	45,633,580
Energy	—	50,944,471	—	50,944,471
Financials	6,802	138,638,287	—	138,645,089
Health Care	—	31,993,932	—	31,993,932
Industrials	624,113	315,794,089	—	316,418,202
Information Technology	—	113,785,930	—	113,785,930
Materials	—	57,436,870	—	57,436,870
Telecommunication Services	—	21,360,538	—	21,360,538
Utilities	—	28,819,713	—	28,819,713
Preferred Stocks
Consumer Staples	—	4,351	—	4,351
Rights/Warrants	—	41,892	—	41,892
Temporary Cash Investments	—	3,000	—	3,000
Securities Lending Collateral	—	21,307,481	—	21,307,481
TOTAL	$2,132,000	$1,045,752,490	—	$1,047,884,490

See accompanying notes to financial statements.
111

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2010

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (85.5%)
AUSTRIA — (2.3%)
Andritz AG	116,739	$8,946,425	0.4%
Other Securities		47,555,943	2.3%
TOTAL AUSTRIA		56,502,368	2.7%

BELGIUM — (3.4%)
Ackermans & van Haaren NV	81,854	7,061,891	0.3%
Bekaert SA	32,765	10,044,157	0.5%
D’Ieteren SA	12,906	7,043,989	0.3%
Other Securities		57,597,781	2.8%
TOTAL BELGIUM		81,747,818	3.9%

DENMARK — (2.5%)
Other Securities		60,941,548	2.9%

FINLAND — (5.7%)
KCI Konecranes Oyj	232,703	9,278,182	0.5%
Kesko Oyj	138,078	6,852,025	0.3%
Other Securities		121,719,940	5.9%
TOTAL FINLAND		137,850,147	6.7%

FRANCE — (11.0%)
Arkema SA	199,362	12,882,495	0.6%
# Bourbon SA	155,755	7,098,282	0.3%
Gemalto NV	149,247	6,801,849	0.3%
# Neopost SA	86,402	7,177,299	0.4%
* Rhodia SA	311,738	8,691,016	0.4%
SEB SA	87,918	8,430,197	0.4%
Societe BIC SA	84,787	7,526,006	0.4%
* Valeo SA	232,962	12,592,625	0.6%
Zodiac Aerospace SA	105,911	7,489,218	0.4%
Other Securities		187,174,892	9.0%
TOTAL FRANCE		265,863,879	12.8%

GERMANY — (12.7%)
* Aareal Bank AG	302,222	7,378,490	0.3%
# Aixtron AG	314,748	10,249,247	0.5%
# Aurubis AG	144,707	7,460,677	0.4%
Bilfinger Berger SE	162,980	11,946,841	0.6%
MTU Aero Engines Holding AG	165,906	10,009,105	0.5%
Rheinmetall AG	111,360	8,031,101	0.4%
Rhoen-Klinikum AG	379,608	8,894,423	0.4%
#* SGL Carbon SE	217,830	8,077,263	0.4%
Software AG	70,053	9,809,297	0.5%
Symrise AG	278,877	8,494,967	0.4%
Wincor Nixdorf AG	112,151	8,204,044	0.4%
Other Securities		207,265,186	10.0%
TOTAL GERMANY		305,820,641	14.8%

112

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
GREECE — (2.4%)
Other Securities		$57,410,789	2.8%

IRELAND — (2.4%)
DCC P.L.C.	308,989	8,941,049	0.4%
* Dragon Oil P.L.C.	1,347,570	9,665,121	0.5%
Paddy Power P.L.C.	180,573	7,291,136	0.3%
Other Securities		32,432,703	1.6%
TOTAL IRELAND		58,330,009	2.8%

ISRAEL — (2.5%)
Other Securities		59,837,955	2.9%

ITALY — (7.4%)
# Pirelli & Co. SpA	782,291	6,684,015	0.3%
Prysmian SpA	542,696	10,518,765	0.5%
Other Securities		161,636,889	7.8%
TOTAL ITALY		178,839,669	8.6%

NETHERLANDS — (4.9%)
* Crucell NV	230,971	7,476,179	0.4%
# Imtech NV	249,209	8,372,256	0.4%
Nutreco NV	136,273	9,927,338	0.5%
SBM Offshore NV	556,537	11,359,298	0.5%
Other Securities		80,715,939	3.9%
TOTAL NETHERLANDS		117,851,010	5.7%

NORWAY — (2.9%)
# TGS Nopec Geophysical Co. ASA	404,241	7,005,340	0.3%
Other Securities		62,350,129	3.0%
TOTAL NORWAY		69,355,469	3.3%

PORTUGAL — (0.9%)
Other Securities		22,377,327	1.1%

SPAIN — (5.2%)
Ebro Foods SA	312,280	6,867,586	0.3%
Other Securities		119,346,366	5.8%
TOTAL SPAIN		126,213,952	6.1%

SWEDEN — (6.3%)
# Elekta AB Series B	302,500	11,441,870	0.6%
Trelleborg AB Series B	878,565	8,280,093	0.4%
Other Securities		133,282,089	6.4%
TOTAL SWEDEN		153,004,052	7.4%

SWITZERLAND — (13.0%)
Aryzta AG	289,080	12,810,535	0.6%
* Clariant AG	877,755	14,844,717	0.7%
# Galenica Holding AG	17,786	8,595,752	0.4%
* GAM Holding AG	664,563	10,499,380	0.5%

113

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
#* Logitech International SA	590,988	$11,204,264	0.5%
Nobel Biocare Holding AG	439,153	7,260,518	0.4%
PSP Swiss Property AG	141,111	10,844,983	0.5%
Sulzer AG	76,216	9,279,827	0.5%
Swiss Life Holding AG	66,645	8,155,630	0.4%
#* Temenos Group AG	198,827	6,664,445	0.3%
# Valiant Holding AG	45,484	7,107,562	0.4%
Other Securities		205,411,944	9.9%
TOTAL SWITZERLAND		312,679,557	15.1%
TOTAL COMMON STOCKS		2,064,626,190	99.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		2,777	0.0%

BELGIUM — (0.0%)
Other Securities		1,158	0.0%

ITALY — (0.0%)
Other Securities		21,088	0.0%
TOTAL RIGHTS/WARRANTS		25,023	0.0%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10
(Collateralized by $8,480,000 FNMA 5.50%, 12/01/38,
valued at $4,364,113) to be repurchased at $4,298,068	$4,298	4,298,000	0.2%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§@ DFA Short Term Investment Fund	339,465,423	339,465,423	16.4%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%,11/01/10
(Collateralized by $42,295,271 FNMA 7.000%, 08/01/38,
valued at $5,121,648)## to be repurchased at $5,021,316	$5,021	5,021,224	0.3%

TOTAL SECURITIES LENDING COLLATERAL		344,486,647	16.7%

TOTAL INVESTMENTS — (100.0%)
(Cost $2,089,127,748)		$2,413,435,860	116.5%

114

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$107,937	$56,394,431	—	$56,502,368
Belgium	12	81,747,806	—	81,747,818
Denmark	74,652	60,866,896	—	60,941,548
Finland	—	137,850,147	—	137,850,147
France	243,069	265,620,810	—	265,863,879
Germany	116,993	305,703,648	—	305,820,641
Greece	249,728	57,161,061	—	57,410,789
Ireland	433,218	57,896,791	—	58,330,009
Israel	4,001,787	55,836,168	—	59,837,955
Italy	—	178,839,669	—	178,839,669
Netherlands	1,759,091	116,091,919	—	117,851,010
Norway	—	69,355,469	—	69,355,469
Portugal	1,012,387	21,364,940	—	22,377,327
Spain	—	126,213,952	—	126,213,952
Sweden	—	153,004,052	—	153,004,052
Switzerland	494,724	312,184,833	—	312,679,557
Rights/Warrants
Austria	—	2,777	—	2,777
Belgium	1,050	108	—	1,158
Italy	9,127	11,961	—	21,088
Temporary Cash Investments	—	4,298,000	—	4,298,000
Securities Lending Collateral	—	344,486,647	—	344,486,647
TOTAL	$8,503,775	$2,404,932,085	—	$2,413,435,860

See accompanying notes to financial statements.
115

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2010

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (79.4%)
Consumer Discretionary — (8.3%)
	Astral Media, Inc. Class A	186,347	$7,472,882	1.1%
	Corus Entertainment, Inc. Class B	278,300	6,008,595	0.9%
#	Groupe Aeroplan, Inc.	593,776	7,219,161	1.1%
#*	Imax Corp.	270,137	5,861,488	0.9%
#	Quebecor, Inc. Class B	159,493	5,753,258	0.9%
*	RONA, Inc.	442,375	5,638,666	0.9%
	Other Securities		31,398,080	4.7%
Total Consumer Discretionary			69,352,130	10.5%

Consumer Staples — (2.0%)
	Other Securities		16,936,325	2.6%

Energy — (14.2%)
#*	Bankers Petroleum, Ltd.	759,182	5,322,239	0.8%
*	Crew Energy, Inc.	268,096	5,183,698	0.8%
#	Progress Energy Resources Corp.	387,604	4,115,846	0.6%
	ShawCor, Ltd.	209,500	6,445,838	1.0%
	Trican Well Service, Ltd.	494,693	8,575,519	1.3%
#*	Uranium One, Inc.	1,819,900	7,440,909	1.1%
	Other Securities		81,350,490	12.2%
Total Energy			118,434,539	17.8%

Financials — (5.4%)
	AGF Management, Ltd. Class B	330,879	5,375,689	0.8%
#	Canadian Western Bank	226,200	5,624,504	0.8%
#	Home Capital Group, Inc.	113,700	5,354,457	0.8%
#	TMX Group, Inc.	194,874	6,481,151	1.0%
	Other Securities		22,319,762	3.4%
Total Financials			45,155,563	6.8%

Health Care — (3.6%)
#*	MDS, Inc.	464,108	5,196,699	0.8%
*	SXC Health Solutions Corp.	184,318	7,196,336	1.1%
#	Valeant Pharmaceuticals International, Inc.	302,138	8,359,971	1.2%
	Other Securities		9,196,218	1.4%
Total Health Care			29,949,224	4.5%

Industrials — (7.6%)
#	CAE, Inc.	358,590	4,022,227	0.6%
	IESI-BFC, Ltd.	293,935	6,879,330	1.0%
	Russel Metals, Inc.	229,900	4,526,318	0.7%
*	Stantec, Inc.	159,195	4,400,144	0.7%
#	Superior Plus Corp.	367,830	4,381,934	0.7%
	Toromont Industries, Ltd.	262,959	7,495,066	1.1%
	Other Securities		32,005,570	4.8%
Total Industrials			63,710,589	9.6%

116

The Canadian Small Company Series

continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (4.5%)
*	Celestica, Inc.	797,607	$6,717,761	1.0%
*	MacDonald Dettweiler & Associates, Ltd.	143,020	7,125,058	1.1%
#*	Open Text Corp.	135,242	5,983,056	0.9%
	Other Securities		17,352,359	2.6%
Total Information Technology			37,178,234	5.6%

Materials — (32.8%)
#	Alamos Gold, Inc.	396,920	6,145,080	0.9%
#*	Consolidated Thompson Iron Mines, Ltd.	656,633	6,360,951	1.0%
*	Detour Gold Corp.	237,256	6,929,950	1.0%
#*	Eastern Platinum, Ltd.	2,845,360	5,189,106	0.8%
#*	Equinox Minerals, Ltd.	1,652,990	8,978,885	1.4%
#*	Euro Goldfields, Ltd.	494,960	6,687,468	1.0%
#*	Golden Star Resources, Ltd.	870,710	4,567,407	0.7%
#	HudBay Minerals, Inc.	498,098	7,862,906	1.2%
*	Lundin Mining Corp.	1,147,100	7,265,679	1.1%
	Methanex Corp.	359,200	10,002,236	1.5%
*	New Gold, Inc.	908,957	6,728,724	1.0%
#*	Novagold Resources, Inc.	499,855	5,606,767	0.8%
#	Pan Amer Silver Corp.	220,900	7,067,327	1.1%
#*	Quadra FNX Mining, Ltd.	543,917	7,679,581	1.2%
#*	SEMAFO, Inc.	867,985	10,416,841	1.6%
	Sherritt International Corp.	888,402	6,907,567	1.0%
#*	Silver Standard Resources, Inc.	266,867	6,489,167	1.0%
	Silvercorp Metals, Inc.	528,430	4,942,859	0.7%
#*	Taseko Mines, Ltd.	649,000	4,104,373	0.6%
#*	Thompson Creek Metals Co., Inc.	474,700	5,715,576	0.9%
#	West Fraser Timber Co., Ltd.	123,716	5,373,683	0.8%
#*	Western Coal Corp.	688,705	4,659,344	0.7%
	Other Securities		128,192,410	19.3%
Total Materials			273,873,887	41.3%

Telecommunication Services — (0.3%)
	Other Securities		2,260,301	0.3%

Utilities — (0.7%)
	Other Securities		6,102,692	0.9%
TOTAL COMMON STOCKS			662,953,484	99.9%

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $585,000 FHLMC 5.00%, 10/15/19 valued at $661,781) to be repurchased at $649,010	$649	649,000	0.1%

117

The Canadian Small Company Series

continued

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (20.5%)
§@ DFA Short Term Investment Fund	168,636,615	$168,636,615	25.4%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10
(Collateralized by $42,295,271 FNMA 7.000%, 08/01/38,
valued at $2,868,042)## to be repurchased at $2,811,858	$2,812	2,811,806	0.4%

TOTAL SECURITIES LENDING COLLATERAL		171,448,421	25.8%

TOTAL INVESTMENTS — (100.0%)
(Cost $792,036,344)		$835,050,905	125.8%

Summary of inputs used to value the Series’ investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$69,352,130	—	—	$69,352,130
Consumer Staples	16,936,325	—	—	16,936,325
Energy	118,434,539	—	—	118,434,539
Financials	45,155,563	—	—	45,155,563
Health Care	29,949,224	—	—	29,949,224
Industrials	63,710,589	—	—	63,710,589
Information Technology	37,178,234	—	—	37,178,234
Materials	273,873,887	—	—	273,873,887
Telecommunication Services	2,260,301	—	—	2,260,301
Utilities	6,102,692	—	—	6,102,692
Temporary Cash Investments	—	$649,000	—	649,000
Securities Lending Collateral	—	171,448,421	—	171,448,421
TOTAL	$662,953,484	$172,097,421	—	$835,050,905

See accompanying notes to financial statements.
118

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $156,877, $149,658, $37,185, $334,803 and $232,850 of securities on loan, respectively)	$1,363,345	$994,269	$1,077,734	$2,190,948	$757,149
Temporary Cash Investments at Value & Cost	1,406	7,760	128	4,515	1,164
Collateral Received from Securities on Loan at Value & Cost	165,511	171,279	39,517	352,673	245,126
Foreign Currencies at Value	330	704	1,903	3,118	16
Cash	16	15	16	16	15
Receivables:
Investment Securities Sold	919	809	3,072	—	315
Dividends, Interest and Tax Reclaims	1,490	1,466	3,466	2,184	844
Securities Lending Income	153	198	32	400	189
Fund Shares Sold	36	51	—	—	—
Prepaid Expenses and Other Assets	5	3	3	6	2
Total Assets	1,533,211	1,176,554	1,125,871	2,553,860	1,004,820
LIABILITIES:
Payables:
Upon Return of Securities Loaned	165,511	171,279	39,517	352,673	245,126
Investment Securities Purchased	—	—	—	299	828
Fund Shares Redeemed	1	6,000	—	—	—
Due to Advisor	117	86	94	188	65
Accrued Expenses and Other Liabilities	117	52	48	123	34
Total Liabilities	165,746	177,417	39,659	353,283	246,053
NET ASSETS	$1,367,465	$999,137	$1,086,212	$2,200,577	$758,767
Investments at Cost	$1,434,906	$738,848	$947,570	$1,788,243	$624,314
Foreign Currencies at Cost	$325	$693	$1,920	$3,031	$16

See accompanying notes to financial statements.
119

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2010

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $157,308, $128,176, $20,169, $317,386 and $162,680 of securities on loan, respectively)	$1,201,990	$926,595	$1,026,574	$2,064,651	$662,954
Temporary Cash Investments at Value & Cost	2,483	77	3	4,298	649
Collateral Received from Securities on
Loan at Value & Cost	168,208	147,201	21,307	344,487	171,448
Foreign Currencies at Value	193	5,311	12,317	2,670	113
Cash	15	16	16	16	27
Receivables:
Investment Securities Sold	144	1,266	—	2,884	1
Dividends, Interest and Tax Reclaims	8,552	2,014	2,284	2,413	184
Securities Lending Income	167	187	8	417	135
Fund Shares Sold	10	—	13	13	—
Unrealized Gain on Foreign Currency
Contracts	17	—	—	2	—
Total Assets	1,381,779	1,082,667	1,062,522	2,421,851	835,511
LIABILITIES:
Payables:
Upon Return of Securities Loaned	168,208	147,201	21,307	344,487	171,448
Investment Securities Purchased	1,779	139	4,385	4,574	252
Fund Shares Redeemed	—	40	—	—	—
Due to Advisor	102	78	85	169	54
Accrued Expenses and Other Liabilities	90	71	51	137	35
Total Liabilities	170,179	147,529	25,828	349,367	171,789
NET ASSETS	$1,211,600	$935,138	$1,036,694	$2,072,484	$663,722
Investments at Cost	$1,417,496	$729,427	$932,253	$1,740,343	$619,939
Foreign Currencies at Cost	$191	$5,292	$12,159	$2,556	$112

See accompanying notes to financial statements.
120

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2010

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld
of $1,667, $624, $61,$5,672
and $824, respectively)	$22,210	$27,220	$25,291	$35,967	$4,796
Interest	4	6	4	12	6
Income from Securities Lending	2,464	2,095	175	5,216	1,169
Total Investment Income	24,678	29,321	25,470	41,195	5,971
Expenses
Investment Advisory Services Fees	1,181	770	851	1,724	500
Accounting & Transfer Agent Fees	140	100	107	192	73
Custodian Fees	264	386	77	585	133
Shareholders’ Reports	7	4	5	10	3
Directors’/Trustees’ Fees & Expenses	10	7	8	17	5
Professional Fees	24	20	16	48	10
Other	20	14	14	36	7
Total Expenses	1,646	1,301	1,078	2,612	731
Net Investment Income (Loss)	23,032	28,020	24,392	38,583	5,240
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(15,709)	46,684	35,525	72,573	6,585
Foreign Currency Transactions	792	(20)	126	811	40
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and
Foreign Currency	(460)	129,509	152,112	156,901	168,950
Translation of Foreign Currency
Denominated Amounts	315	(75)	(30)	30	(11)
Net Realized and Unrealized
Gain (Loss)	(15,062)	176,098	187,733	230,315	175,564
Net Increase (Decrease) in Net Assets
Resulting from Operations	$7,970	$204,118	$212,125	$268,898	$180,804

See accompanying notes to financial statements.
121

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese		The Asia Pacific
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,032	$23,685	$28,020	$19,547
Net Realized Gain (Loss) on:
Investment Securities Sold	(15,709)	(27,421)	46,684	(32,245)
Futures	—	1,131	—	(432)
Foreign Currency Transactions	792	2,027	(20)	146
Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities and
Foreign Currency	(460)	227,157	129,509	330,580
Futures	—	—	—	(3)
Translation of Foreign Currency
Denominated Amounts	315	(641)	(75)	209
Net Increase (Decrease) in
Net Assets Resulting from
Operations	7,970	225,938	204,118	317,802
Transactions in Interest:
Contributions	61,990	37,597	85,604	21,607
Withdrawals	(41,396)	(143,463)	(35,581)	(99,649)
Net Increase (Decrease) from
Transactions in Interest	20,594	(105,866)	50,023	(78,042)
Total Increase (Decrease) in
Net Assets	28,564	120,072	254,141	239,760
Net Assets
Beginning of Period	1,183,036	1,062,964	680,997	441,237
End of Period	$1,211,600	$1,183,036	$935,138	$680,997

See accompanying notes to financial statements.
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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom		The Continental
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$24,392	$23,533	$38,583	$36,091
Net Realized Gain (Loss) on:
Investment Securities Sold	35,525	(34,448)	72,573	(13,321)
Futures	—	534	—	(476)
Foreign Currency Transactions	126	(50)	811	(549)
Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities and
Foreign Currency	152,112	234,459	156,901	468,759
Futures	—	(1)	—	(9)
Translation of Foreign Currency
Denominated Amounts	(30)	(199)	30	305
Net Increase (Decrease) in
Net Assets Resulting from
Operations	212,125	223,828	268,898	490,800
Transactions in Interest:
Contributions	59,131	26,861	199,653	118,904
Withdrawals	(5,034)	(35,607)	(26,959)	(90,397)
Net Increase (Decrease) from
Transactions in Interest	54,097	(8,746)	172,694	28,507
Total Increase (Decrease) in
Net Assets	266,222	215,082	441,592	519,307
Net Assets
Beginning of Period	770,472	555,390	1,630,892	1,111,585
End of Period	$1,036,694	$770,472	$2,072,484	$1,630,892

See accompanying notes to financial statements.
123

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian
	Small Company
	Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,240	$3,432
Net Realized Gain (Loss) on:
Investment Securities Sold	6,585	(38,817)
Futures	—	(322)
Foreign Currency Transactions	40	(182)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	168,950	159,928
Translation of Foreign Currency Denominated Amounts	(11)	19
Net Increase (Decrease) in Net Assets Resulting from Operations	180,804	124,058
Transactions in Interest:
Contributions	117,737	37,000
Withdrawals	—	(28,750)
Net Increase (Decrease) from Transactions in Interest	117,737	8,250
Total Increase (Decrease) in Net Assets	298,541	132,308
Net Assets
Beginning of Period	365,181	232,873
End of Period	$663,722	$365,181

See accompanying notes to financial statements.
124

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series							The Asia Pacific Small Company Series
	Year Ended Oct. 31, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Oct. 31, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Total Return	0.72%	22.69%	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	28.91%	84.98%	(57.75	)%(C)	47.23%	38.26%	9.30%
Net Assets, End of Period (thousands)	$1,211,600	$1,183,036	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$935,138	$680,997	$441,237		$1,205,154	$749,627	$395,923
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.13	%(B)	0.13%	0.14%	0.22%	0.17%	0.18%	0.15	%(B)	0.15%	0.17%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.95%	2.15%	2.64	%(B)	1.94%	1.68%	1.51%	3.64%	4.00%	4.33	%(B)	3.58%	4.19%	4.33%
Portfolio Turnover Rate	10%	7%	10	%(C)	9%	9%	6%	18%	23%	20	%(C)	25%	14%	10%

	The United Kingdom Small Company Series							The Continental Small Company Series
	Year Ended Oct. 31, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Oct. 31, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Total Return	25.94%	43.51%	(50.77	)%(C)	2.42%	44.80%	12.88%	15.37%	43.78%	(49.66	)%(C)	17.49%	47.10%	18.97%
Net Assets, End of Period (thousands)	$1,036,694	$770,472	$555,390		$1,158,580	$1,117,826	$643,038	$2,072,484	$1,630,892	$1,111,585		$2,256,122	$1,875,194	$981,938
Ratio of Expenses to Average Net Assets	0.13%	0.14%	0.12	%(B)	0.12%	0.13%	0.22%	0.15%	0.16%	0.14	%(B)	0.14%	0.15%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.86%	4.02%	3.79	%(B)	2.72%	2.70%	3.19%	2.24%	2.93%	3.49	%(B)	2.16%	2.27%	2.16%
Portfolio Turnover Rate	15%	10%	25	%(C)	12%	8%	12%	12%	7%	18	%(C)	12%	7%	18%
See page 67 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.
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THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Canadian Small
	Company Series
	Year	Year	Period		Period
	Ended	Ended	Dec. 1, 2007		April 2, 2007(a)
	Oct. 31,	Oct. 31,	to		to
	2010	2009	Oct. 31, 2008		Nov. 30, 2007
Total Return	43.17%	61.67%	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$663,722	$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.15%	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.05%	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	10%	23%	21	%(C)	6	%(C)
See page 67 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.
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THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

A. Organization:

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve investment portfolios, of which five are included in this section of the report (collectively, the “Series”).

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)
     Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

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     Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2010.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

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Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of October 31, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For year ended October 31, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2010, the total related amounts paid by the Trust to the CCO were $68 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

     At October 31, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$36
The Asia Pacific Small Company Series	17
The United Kingdom Small Company Series	20
The Continental Small Company Series	42
The Canadian Small Company Series	9

E. Purchases and Sales of Securities:

     For the year ended October 31, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$163,391	$117,375
The Asia Pacific Small Company Series	206,699	138,132
The United Kingdom Small Company Series	189,382	121,594
The Continental Small Company Series	416,808	200,743
The Canadian Small Company Series	167,163	50,262

     There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

     No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

     Some of the Series’ investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$715	$32
The Asia Pacific Small Company Series	20,807	310
The United Kingdom Small Company Series	2,607	—
The Continental Small Company Series	328	6,878
The Canadian Small Company Series	10,180	2,733

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     At October 31, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$1,590,149	$122,117	$(339,585)	$(217,468)
The Asia Pacific Small Company Series	901,611	308,290	(136,028)	172,262
The United Kingdom Small Company Series	960,749	259,623	(172,488)	87,135
The Continental Small Company Series	2,090,469	575,896	(252,929)	322,967
The Canadian Small Company Series	802,216	136,111	(103,276)	32,835

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2011.

     2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

     At October 31, 2010, the Series had no outstanding futures contracts.

H. Line of Credit:

     The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011.

     For the year ended October 31, 2010, there were no borrowings by the Series under this line of credit.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

     For the year ended October 31, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding	Incurred	the Period
The Japanese Small Company Series	0.88%	$80	12	—	$199
The Asia Pacific Small Company Series	0.92%	459	31	—	1,736
The United Kingdom Small Company Series	0.93%	139	9	—	1,003
The Continental Small Company Series	0.94%	993	16	—	2,421

     There were no outstanding borrowings by the Series under this line of credit as of October 31, 2010.

I. Securities Lending:

     As of October 31, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be

132

adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

L. Other:

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders).Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent event requires recognition or disclosure in the financial statements.

133

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within the DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2010

134

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended December 31, 2010.

     Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould and Myron S. Scholes. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were seven Performance Committee meetings held during the fiscal year ended December 31, 2010.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position		Portfolios within the
with the Fund,	Term of Office1 and	DFA Fund Complex2	Principal Occupation(s) During Past 5 Years and
Address and Age	Length of Service	Overseen	Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 63	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

135

Name, Position		Portfolios within the
with the Fund,	Term of Office1 and	DFA Fund Complex2	Principal Occupation(s) During Past 5 Years and
Address and Age	Length of Service	Overseen	Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 71	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies
Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies
Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 69	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies
Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 57	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies
Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

136

Name, Position		Portfolios within the
with the Fund,	Term of Office1 and	DFA Fund Complex2	Principal Occupation(s) During Past 5 Years and
Address and Age	Length of Service	Overseen	Other Directorships of Public Companies Held
David G. Booth
Chairman, Director,
Co-Chief Executive Officer
and President of DFAIDG,
DIG and DEM. Chairman,
Trustee, Co-Chief
Executive Officer and
President of DFAITC.
6300 Bee Cave Road,
Building One
Austin, Texas 78746
Age: 63
	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies
Chairman, Director/Trustee, President, Co-Chief Executive Officer and, formerly, Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc. and The DFA Investment Trust Company. Chairman, Director, President and Co-Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (until 3/30/2007). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director of Dimensional Cayman Commodity Fund I Ltd. Chairman, and President of Dimensional SmartNest LLC and Dimensional SmartNest (U.S.) LLC.

Eduardo A. Repetto
Director, Co-Chief
Executive Officer and
Chief Investment Officer of
DFAIDG, DIG and DEM.
Trustee, Co-Chief
Executive Officer, Chief
Investment Officer and
Vice President of DFAITC.
6300 Bee Cave Road,
Building One
Austin, TX 78746
Age: 43
	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	86 portfolios in 4 investment companies
Co-Chief Executive Officer (beginning January 2010), Chief Investment Officer (beginning March 2007) and formerly, Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Fund Advisors Canada ULC; Director of all such entities except Dimensional Fund Advisors LP and DFA Securities LLC. Chief Investment Officer, Vice President and Director of DFA Australia Limited. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Funds II PLC. Director of Dimensional Cayman Commodity Fund I Ltd.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

137

Officers

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Term of Office1
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 47	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).

Darryl D. Avery Vice President Age: 44	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 54	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 43	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.

David P. Butler Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Joseph H. Chi Vice President Age: 44	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).

Stephen A. Clark Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).

Robert P. Cornell Vice President Age: 61	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 44	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.

James L. Davis Vice President Age: 53	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 53	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Peter F. Dillard Vice President Age: 38	Since 2010	Vice President of all the DFA Entities. Research Associate for Dimensional (since August 2008). Formerly, Research Assistant for Dimensional from April 2006-August 2008. Prior to April 2006, Manager at Hilton Hotels Corp. (September 2004-April 2006).

138

Term of Office1
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 40	Since 2001	Vice President of all the DFA Entities.

Beth Ann Dranguet Vice President Age: 40	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional (since July 2007). Formerly, Associate at Vinson & Elkins LLP (September 1999-July 2007).

Kenneth N. Elmgren Vice President Age: 56	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).

Richard A. Eustice Vice President and Assistant Secretary Age: 45	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 49	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 39	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).

Jeremy P. Freeman Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour Vice President Age: 43	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 43	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 36	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Joel H. Hefner Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie C. Henderson Vice President and Fund Controller Age: 36	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Counsel for Dimensional (since September 2001).

Patrick M. Keating Vice President Age: 55	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.
139

Term of Office1
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
David M. Kershner Vice President Age: 39	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since June 2004).

Joseph F. Kolerich Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).

Michael F. Lane Vice President Age: 43	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 35	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Juliet Lee Vice President Age: 39	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).

Apollo D. Lupescu Vice President Age: 41	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional (since February 2004).

Kenneth M. Manell Vice President Age: 37	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional (since September 2006). Formerly, Assistant General Counsel at Castle & Cooke (January 2004-September 2006).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 40	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 53	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 46	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian A. Newton Vice President Age: 35	Since 2009	Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.

Carolyn L. O Vice President Age: 36	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional (since September 2007). Prior to September 2007, Associate at K&L Gates LLP (January 2004-September 2007).

Gerard K. O’Reilly Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Vice President Age: 36	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

140

Term of Office1
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Kyle K. Ozaki Vice President Age: 32	Since 2010	Vice President of all the DFA Entities. Senior Compliance Officer for Dimensional (since January 2008). Formerly, Compliance Officer (February 2006-December 2007) and Compliance Analyst (August 2004-January 2006) for Dimensional.

Carmen E. Palafox Vice President Age: 36	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 49	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd

Theodore W. Randall Vice President Age: 37	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

L. Jacobo Rodriguez Vice President Age: 39	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

Julie A. Saft Vice President Age: 51	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional (since July 2008). Formerly, Senior Manager at Vanguard (November 1997-July 2008).

David E. Schneider Vice President Age: 64	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Walid A. Shinnawi Vice President Age: 48	Since 2010	Vice President of all the DFA Entities. Regional Director for Dimensional (since March 2006). Formerly, Senior Manager at Moody’s KMV (1999-March 2006).

Bruce A. Simmons Vice President Age: 45	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).

Edward R. Simpson Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 54	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 47	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 62	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 37	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

141

Term of Office1
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Robert C. Trotter Vice President Age: 52	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland Vice President Age: 44	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

Brian J. Walsh Vice President Age: 40	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).

Weston J. Wellington Vice President Age: 59	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Ryan J. Wiley Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 55	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

1	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

142

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

       A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

143

NOTICE TO SHAREHOLDERS

(Unaudited)

       For shareholders that do not have an October 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2009 to October 31, 2010, the Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualifying For
	Net				Corporate					Qualifying
	Investment	Short-Term	Long-Term		Dividends	Qualifying	Foreign	Foreign	Qualifying	Short-Term
DFA Investment	Income	Capital Gain	Capital Gain	Total	Received	Dividend	Tax	Source	Interest	Capital
Dimensions Group Inc.	Distributions	Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Credit(3)	Income(4)	Income(5)	Gain(6)
International Small Company
Portfolio	100%	—	—	100%	100%	100%	3%	136%	100%	100%
____________________

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(5)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

144

PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND

LWI FINANCIAL INC.
3055 OLIN AVENUE, SUITE 2000 | SAN JOSE, CA 95128
800.366.7266 | SA-FUNDS.COM

SA FUNDS ARE SPONSORED BY LWI FINANCIAL INC.
AND DISTRIBUTED BY LORING WARD SECURITIES INC.,
MEMBER FINRA/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.*	975	$72,569
BE Aerospace, Inc.*	2,400	88,872
Boeing Co.	20,500	1,337,830
Cubic Corp.(a)	500	23,575
Curtiss-Wright Corp.(a)	1,576	52,323
DigitalGlobe, Inc.*	1,200	38,052
Esterline Technologies Corp.*	900	61,731
General Dynamics Corp.	9,300	659,928
Goodrich Corp.	3,600	317,052
HEICO Corp.	300	15,309
HEICO Corp., Class A	500	18,660
Hexcel Corp.*	3,100	56,079
Honeywell International, Inc.	21,000	1,116,360
ITT Corp.	5,300	276,183
L-3 Communications Holdings, Inc.	3,400	239,666
Lockheed Martin Corp.	8,700	608,217
Moog, Inc., Class A*	1,500	59,700
Northrop Grumman Corp.	8,144	527,569
Orbital Sciences Corp.*	2,300	39,399
Precision Castparts Corp.	4,024	560,181
Raytheon Co.	10,400	481,936
Rockwell Collins, Inc.	4,600	267,996
Spirit Aerosystems Holdings, Inc.*	2,700	56,187
Teledyne Technologies, Inc.*	1,300	57,161
TransDigm Group, Inc.*	1,300	93,613
Triumph Group, Inc.(a)	400	35,764
United Technologies Corp.	24,940	1,963,277
		9,125,189
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.*	500	27,915
CH Robinson Worldwide, Inc.	4,700	376,893
Expeditors International of Washington, Inc.	6,500	354,900
FedEx Corp.	8,300	771,983
Forward Air Corp.	450	12,771
HUB Group, Inc., Class A*	900	31,626
United Parcel Service, Inc., Class B	20,900	1,516,922
UTi Worldwide, Inc.	2,400	50,880
		3,143,890
Airlines — 0.3%
Alaska Air Group, Inc.*	1,700	96,373
Allegiant Travel Co.(a)	200	9,848
AMR Corp.(a)*	9,200	71,668
Delta Air Lines, Inc.*	21,400	269,640
JetBlue Airways Corp.(a)*	7,550	49,906
Southwest Airlines Co.	20,200	262,196
United Continental Holdings, Inc.*	8,954	213,284
US Airways Group, Inc.*	4,500	45,045
		1,017,960
Auto Components — 0.4%
BorgWarner, Inc.(a)*	3,400	246,024
Cooper Tire & Rubber Co.	1,700	40,086
Dana Holding Corp.*	1,800	30,978
Federal Mogul Corp.*	1,600	33,040
Gentex Corp.	3,900	115,284
Johnson Controls, Inc.	19,300	737,260
Lear Corp.*	1,500	148,065
Tenneco, Inc.*	1,600	65,856
The Goodyear Tire & Rubber Co.*	6,400	75,840
TRW Automotive Holdings Corp.(a)*	3,700	194,990
		1,687,423
Automobiles — 0.5%
Ford Motor Co.*	92,540	1,553,747
Harley-Davidson, Inc.	5,200	180,284
Thor Industries, Inc.	1,600	54,336
		1,788,367
Beverages — 2.2%
Boston Beer Co., Inc., Class A(a)*	300	28,527
Brown-Forman Corp., Class B	2,200	153,164
Central European Distribution Corp.*	1,400	32,060
Coca-Cola Co.	65,500	4,307,935
Coca-Cola Enterprises, Inc.	15,100	377,953
Constellation Brands, Inc., Class A*	5,600	124,040
Dr Pepper Snapple Group, Inc.	6,100	214,476
Hansen Natural Corp.*	2,600	135,928
Molson Coors Brewing Co., Class B	4,600	230,874
PepsiCo Inc.	44,451	2,903,984
		8,508,941
Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.*	2,800	225,540
Alkermes, Inc.*	3,279	40,266
Amgen, Inc.*	28,822	1,582,328
Biogen Idec, Inc.*	7,070	474,044
BioMarin Pharmaceutical, Inc.(a)*	3,200	86,176
Celgene Corp.*	12,925	764,384
Cephalon, Inc.(a)*	2,200	135,784
Cubist Pharmaceuticals, Inc.*	2,100	44,940
Dendreon Corp.*	4,300	150,156
Genzyme Corp.*	8,000	569,600
Gilead Sciences, Inc.*	25,400	920,496
Human Genome Sciences, Inc.(a)*	3,900	93,171
Incyte Corp., Ltd.(a)*	3,300	54,648
Myriad Genetics, Inc.*	3,180	72,631
Onyx Pharmaceuticals, Inc.*	1,900	70,053
Regeneron Pharmaceuticals, Inc.(a)*	2,300	75,509
Seattle Genetics, Inc.(a)*	1,800	26,910
Theravance, Inc.(a)*	1,400	35,098
United Therapeutics Corp.*	1,900	120,118
Vertex Pharmaceuticals, Inc.*	3,200	112,096
		5,653,948
Building Products — 0.1%
A.O. Smith Corp.	1,050	39,984
Armstrong World Industries, Inc.(a)	900	38,700
Griffon Corp.(a)*	653	8,319
Lennox International, Inc.	1,700	80,393
Masco Corp.	9,000	113,940
Owens Corning(a)*	2,988	93,076
Simpson Manufacturing Co., Inc.	1,400	43,274
Universal Forest Products, Inc.	200	7,780
USG Corp.*	2,500	42,075
		467,541
Capital Markets — 2.3%
Affiliated Managers Group, Inc.*	1,100	109,142
American Capital Ltd.*	8,700	65,772
Ameriprise Financial, Inc.	6,940	399,397
Bank of New York Mellon Corp.	34,050	1,028,310
BlackRock, Inc.	1,500	285,870
Charles Schwab Corp.	29,200	499,612
Cohen & Steers, Inc.	764	19,940
Eaton Vance Corp.	3,600	108,828
Evercore Partners, Inc., Class A	400	13,600
Federated Investors, Inc., Class B(a)	3,100	81,127
Franklin Resources, Inc.	4,300	478,203
GFI Group, Inc.(a)	1,700	7,973
Greenhill & Co., Inc.	600	49,008

See notes to financial statements.
1

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Invesco Ltd.	11,200	$269,472
Investment Technology Group, Inc.*	1,500	24,555
Janus Capital Group, Inc.	4,300	55,771
Jefferies Group, Inc.	3,600	95,868
KBW, Inc.(a)	800	22,336
Knight Capital Group, Inc., Class A*	3,100	42,749
Legg Mason, Inc.	4,200	152,334
MF Global Holdings Ltd.(a)*	1,700	14,212
Morgan Stanley	38,000	1,033,980
Northern Trust Corp.	6,400	354,624
optionsXpress Holdings, Inc.(a)	900	14,103
Raymond James Financial, Inc.	3,300	107,910
SEI Investments Co.	3,800	90,402
State Street Corp.	13,840	641,346
Stifel Financial Corp.(a)*	800	49,632
T Rowe Price Group, Inc.(a)	7,400	477,596
TD Ameritrade Holding Corp.	6,478	123,017
The Goldman Sachs Group, Inc.	12,500	2,102,000
Waddell & Reed Financial, Inc., Class A(a)	2,717	95,883
		8,914,572
Chemicals — 2.4%
A. Schulman, Inc.(a)	200	4,578
Air Products & Chemicals, Inc.	6,100	554,795
Airgas, Inc.	2,200	137,412
Albemarle Corp.	2,600	145,028
Arch Chemicals, Inc.	700	26,551
Ashland, Inc.	1,682	85,546
Balchem Corp.	700	23,667
Cabot Corp.	1,800	67,770
Celanese Corp., Series A	4,400	181,148
CF Industries Holdings, Inc.	1,924	260,028
Cytec Industries, Inc.	1,600	84,896
Dow Chemical Co.	29,900	1,020,786
Eastman Chemical Co.(a)	2,300	193,384
Ecolab, Inc.	6,700	337,814
EI Du Pont de Nemours & Co.	24,700	1,232,036
Ferro Corp.*	1,700	24,888
FMC Corp.	2,200	175,758
H.B. Fuller Co.	1,500	30,780
Huntsman Corp.	5,900	92,099
International Flavors & Fragrances, Inc.	2,400	133,416
Intrepid Potash, Inc.*	1,600	59,664
Kronos Worldwide, Inc.	1,422	60,421
Lubrizol Corp.	2,000	213,760
Minerals Technologies, Inc.	600	39,246
Monsanto Co.	15,734	1,095,716
Nalco Holding Co.	3,490	111,471
NewMarket Corp.(a)	400	49,348
NL Industries, Inc.(a)	320	3,571
Olin Corp.	2,100	43,092
OM Group, Inc.*	400	15,404
PolyOne Corp.*	1,400	17,486
PPG Industries, Inc.	4,800	403,536
Praxair, Inc.	8,600	821,042
Rockwood Holdings, Inc.*	2,100	82,152
RPM International, Inc.	3,500	77,350
Sensient Technologies Corp.	1,800	66,114
Sigma-Aldrich Corp.	3,500	232,960
Solutia, Inc.(a)*	2,600	60,008
The Mosaic Co.	5,000	381,800
The Scotts Miracle-Gro Co., Class A	2,200	111,694
The Sherwin Williams Co.	2,500	209,375
Valhi, Inc.	3,660	80,923
Valspar Corp.	2,600	89,648
W.R. Grace & Co.*	2,044	71,806
Westlake Chemical Corp.(a)	2,100	91,287
		9,301,254
Commercial Banks — 2.9%
Associated Banc-Corp	3,819	57,858
Bancorpsouth, Inc.(a)	2,700	43,065
Bank of Hawaii Corp.	1,600	75,536
BB&T Corp.(a)	19,111	502,428
BOK Financial Corp.	1,938	103,489
CapitalSource, Inc.	8,300	58,930
Cathay General Bancorp(a)	1,300	21,710
Chemical Financial Corp.(a)	315	6,977
CIT Group, Inc.*	1,115	52,516
City National Corp.(a)	1,300	79,768
Comerica, Inc.(a)	4,500	190,080
Commerce Bancshares, Inc.	2,557	101,580
Cullen/Frost Bankers, Inc.(a)	2,000	122,240
East West Bancorp, Inc.	3,900	76,245
Fifth Third Bancorp	21,607	317,191
First Financial Bancorp(a)	1,630	30,122
First Financial Bankshares, Inc.(a)	600	30,708
First Horizon National Corp.(a)*	4,745	55,902
FirstMerit Corp.(a)	3,043	60,221
FNB Corp.(a)	1,851	18,177
Fulton Financial Corp.	6,667	68,937
Glacier Bancorp, Inc.(a)	1,875	28,331
Hancock Holding Co.(a)	800	27,888
Huntington Bancshares, Inc.	18,292	125,666
Iberiabank Corp.(a)	700	41,391
International Bancshares Corp.(a)	2,350	47,071
Investors Bancorp, Inc.(a)*	2,100	27,552
KeyCorp	24,200	214,170
M&T Bank Corp.	2,368	206,134
Marshall & Ilsley Corp.	13,509	93,482
MB Financial, Inc.(a)	1,350	23,382
National Penn Bancshares, Inc.	2,100	16,863
Old National Bancorp(a)	2,307	27,430
Park National Corp.	400	29,068
PNC Financial Services Group, Inc.	15,105	917,176
Popular, Inc.*	26,400	82,896
Prosperity Bancshares, Inc.(a)	1,500	58,920
Regions Financial Corp.(a)	29,928	209,496
S&T Bancorp, Inc.	415	9,375
Signature Bank*	1,100	55,000
SunTrust Banks, Inc.	13,626	402,103
Susquehanna Bancshares, Inc.(a)	1,900	18,392
SVB Financial Group*	900	47,745
Synovus Financial Corp.(a)	13,000	34,320
TCF Financial Corp.(a)	4,000	59,240
Trustmark Corp.(a)	1,900	47,196
UMB Financial Corp.(a)	1,100	45,562
Umpqua Holdings Corp.(a)	3,100	37,758
United Bankshares, Inc.	1,500	43,800
US Bancorp	54,815	1,478,361
Valley National Bancorp(a)	4,026	57,572
Webster Financial Corp.(a)	1,710	33,687
Wells Fargo & Co.	143,159	4,436,497
WesBanco, Inc.	100	1,896
Westamerica Bancorporation(a)	1,000	55,470
Wilmington Trust Corp.	2,300	9,982
Wintrust Financial Corp.	800	26,424

See notes to financial statements.
2

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Zions Bancorporation(a)	4,107	$99,513
		11,250,489
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.(a)	1,800	47,340
Avery Dennison Corp.	2,900	122,786
Cintas Corp.	4,000	111,840
Clean Harbors, Inc.*	600	50,448
Copart, Inc.*	2,350	87,773
Corrections Corp. of America*	3,000	75,180
Covanta Holding Corp.	4,090	70,307
Deluxe Corp.	1,100	25,322
EnergySolutions, Inc.	500	2,785
Healthcare Services Group, Inc.(a)	1,796	29,213
Herman Miller, Inc.(a)	1,600	40,480
HNI Corp.	1,600	49,920
Interface, Inc., Class A	1,600	25,040
Iron Mountain, Inc.	5,475	136,930
Mine Safety Appliances Co.(a)	1,100	34,243
Pitney Bowes, Inc.(a)	5,600	135,408
R.R. Donnelley & Sons Co.	5,200	90,844
Republic Services, Inc.	10,585	316,068
Rollins, Inc.(a)	2,939	58,035
Steelcase, Inc., Class A(a)	2,200	23,254
Stericycle, Inc.(a)*	2,400	194,208
Tetra Tech, Inc.*	1,800	45,108
The Brink's Co.	1,200	32,256
The Geo Group, Inc.*	800	19,728
United Stationers, Inc.(a)*	500	31,905
Waste Connections, Inc.(a)	3,937	108,399
Waste Management, Inc.(a)	14,500	534,615
		2,499,435
Communications Equipment — 2.0%
Acme Packet, Inc.*	900	47,844
Adtran, Inc.(a)	1,700	61,557
Arris Group, Inc.*	3,550	39,831
Aruba Networks, Inc.*	2,100	43,848
Blue Coat Systems, Inc.*	1,100	32,857
Brocade Communications Systems, Inc.*	10,225	54,090
Cisco Systems, Inc.*	154,621	3,127,983
CommScope, Inc.*	1,998	62,378
EchoStar Corp., Class A*	1,380	34,459
Emulex Corp.*	1,800	20,988
F5 Networks, Inc.*	2,400	312,384
Finisar Corp.*	1,000	29,690
Harris Corp.	3,700	167,610
Infinera Corp.(a)*	2,700	27,891
InterDigital, Inc.(a)	1,600	66,624
JDS Uniphase Corp.*	5,800	83,984
Juniper Networks, Inc.*	14,206	524,485
Loral Space & Communications, Inc.*	600	45,900
Motorola, Inc.*	66,300	601,341
Netgear, Inc.*	600	20,208
Plantronics, Inc.	1,300	48,386
Polycom, Inc.*	1,900	74,062
QUALCOMM, Inc.	46,484	2,300,493
Riverbed Technology, Inc.*	3,200	112,544
Sonus Networks, Inc.*	6,500	17,355
Tellabs, Inc.	10,354	70,200
Viasat, Inc.*	1,100	48,851
		8,077,843
Computers & Peripherals — 3.6%
ADPT Corp.*	1,100	3,223
Apple, Inc.*	24,500	7,902,720
Dell, Inc.*	54,300	735,765
Diebold, Inc.	2,100	67,305
Electronics for Imaging, Inc.*	100	1,431
EMC Corp.*	59,333	1,358,726
Hewlett-Packard Co.	64,083	2,697,894
Lexmark International, Inc., Class A*	1,900	66,158
NCR Corp.*	5,400	82,998
NetApp, Inc.*	9,800	538,608
QLogic Corp.*	3,300	56,166
SanDisk Corp.*	6,600	329,076
Seagate Technology*	9,800	147,294
Synaptics, Inc.(a)*	950	27,911
Western Digital Corp.*	6,300	213,570
		14,228,845
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	81,113
EMCOR Group, Inc.*	1,200	34,776
Fluor Corp.	4,900	324,674
Granite Construction, Inc.(a)	500	13,715
Insituform Technologies, Inc., Class A(a)*	1,000	26,510
Jacobs Engineering Group, Inc.*	3,800	174,230
KBR, Inc.	4,676	142,478
MasTec, Inc.(a)*	2,200	32,098
Quanta Services, Inc.*	5,834	116,213
The Shaw Group, Inc.*	2,400	82,152
Tutor Perini Corp.(a)	710	15,201
URS Corp.*	2,200	91,542
		1,134,702
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	1,593	45,002
Martin Marietta Materials, Inc.(a)	1,200	110,688
Texas Industries, Inc.(a)	600	27,468
Vulcan Materials Co.	3,291	145,989
		329,147
Consumer Finance — 0.6%
American Express Co.	31,000	1,330,520
Capital One Financial Corp.	12,765	543,278
Cash America International, Inc.	700	25,851
Credit Acceptance Corp.*	400	25,108
Discover Financial Services	13,700	253,861
Ezcorp, Inc., Class A*	1,600	43,408
Nelnet, Inc., Class A	1,000	23,690
SLM Corp.*	12,300	154,857
		2,400,573
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	99,897
Ball Corp.	2,600	176,930
Bemis Co., Inc.	3,200	104,512
Crown Holdings, Inc.*	4,700	156,886
Graphic Packaging Holding Co.(a)*	8,116	31,571
Greif, Inc., Class A	600	37,140
Owens-Illinois, Inc.*	5,000	153,500
Packaging Corp. of America	3,500	90,440
Rock-Tenn Co., Class A	1,100	59,345
Sealed Air Corp.	3,800	96,710
Silgan Holdings, Inc.	2,400	85,944
Sonoco Products Co.	2,400	80,808
Temple-Inland, Inc.	3,200	67,968
		1,241,651
Distributors — 0.1%
Genuine Parts Co.	4,600	236,164
LKQ Corp.*	3,900	88,608

See notes to financial statements.
3

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distributors (Continued)
Pool Corp.	1,200	$27,048
		351,820
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A*	3,950	155,986
Bridgepoint Education, Inc.(a)*	1,500	28,500
Capella Education Co.*	500	33,290
Career Education Corp.*	2,500	51,825
Coinstar, Inc.*	1,000	56,440
DeVry, Inc.	1,600	76,768
H&R Block, Inc.(a)	8,200	97,662
Hillenbrand, Inc.	1,500	31,215
ITT Educational Services, Inc.(a)*	1,100	70,059
Matthews International Corp., Class A	700	24,486
Regis Corp.(a)	1,100	18,260
Service Corp. International	7,500	61,875
Sotheby's, Class A	2,300	103,500
Spectrum Group International, Inc.(a)*	498	1,245
Strayer Education, Inc.	400	60,888
Weight Watchers International, Inc.	2,500	93,725
		965,724
Diversified Financial Services — 3.2%
Bank of America Corp.	276,550	3,689,177
Citigroup, Inc.*	607,519	2,873,565
CME Group, Inc.	1,900	611,325
IntercontinentalExchange, Inc.*	1,900	226,385
J.P. Morgan Chase & Co.	107,008	4,539,279
Leucadia National Corp.	6,400	186,752
Moody's Corp.	6,200	164,548
MSCI, Inc., Class A*	1,862	72,544
NYSE Euronext	6,700	200,866
PHH Corp.*	1,567	36,276
Portfolio Recovery Associates, Inc.*	500	37,600
The NASDAQ OMX Group, Inc.*	4,200	99,582
		12,737,899
Diversified Telecommunication Services — 2.2%
AboveNet, Inc.	700	40,922
AT&T, Inc.	151,543	4,452,333
CenturyLink, Inc.(a)	8,888	410,359
Frontier Communications Corp.	27,599	268,538
Qwest Communications International, Inc.	46,600	354,626
tw telecom, Inc.*	4,600	78,430
Verizon Communications, Inc.	81,652	2,921,509
Windstream Corp.	14,226	198,311
		8,725,028
Electric Utilities — 1.7%
Allegheny Energy, Inc.	5,400	130,896
Allete, Inc.	1,000	37,260
American Electric Power Co., Inc.	13,400	482,132
Cleco Corp.	2,000	61,520
DPL, Inc.	3,300	84,843
Duke Energy Corp.	37,956	675,996
Edison International	8,700	335,820
El Paso Electric Co.*	1,200	33,036
Empire District Electric Co.	1,100	24,420
Entergy Corp.	5,700	403,731
Exelon Corp.	19,000	791,160
FirstEnergy Corp.(a)	8,900	329,478
Great Plains Energy, Inc.	3,484	67,555
Hawaiian Electric Industries, Inc.	2,800	63,812
IDACORP, Inc.	1,000	36,980
ITC Holdings Corp.	1,300	80,574
MGE Energy, Inc.(a)	700	29,932
NextEra Energy, Inc.	12,400	644,676
Northeast Utilities	4,900	156,212
NV Energy, Inc.	7,100	99,755
Pepco Holdings, Inc.	6,200	113,150
Pinnacle West Capital Corp.	3,200	132,640
PNM Resources, Inc.	2,100	27,342
Portland General Electric Co.	2,100	45,570
PPL Corp.	12,300	323,736
Progress Energy, Inc.	8,200	356,536
Southern Co.	23,700	906,051
UIL Holdings Corp.	933	27,953
Unisource Energy Corp.	600	21,504
Westar Energy, Inc.(a)	3,000	75,480
		6,599,750
Electrical Equipment — 0.8%
Acuity Brands, Inc.(a)	1,000	57,670
American Superconductor Corp.(a)*	1,200	34,308
AMETEK, Inc.	4,575	179,569
Babcock & Wilcox Co.*	2,750	70,372
Baldor Electric Co.	1,700	107,168
Belden, Inc.	1,500	55,230
Brady Corp., Class A	1,600	52,176
Cooper Industries PLC	4,500	262,305
Emerson Electric Co.	20,600	1,177,702
EnerSys*	1,800	57,816
General Cable Corp.*	1,400	49,126
GrafTech International Ltd.*	3,700	73,408
Hubbell, Inc., Class B	1,700	102,221
II-VI, Inc.*	1,100	50,996
Polypore International, Inc.(a)*	1,200	48,876
Regal-Beloit Corp.	900	60,084
Rockwell Automation, Inc.	4,300	308,353
Roper Industries, Inc.(a)	2,800	214,004
Thomas & Betts Corp.*	1,300	62,790
Vicor Corp.(a)	200	3,280
Woodward Governor Co.	2,000	75,120
		3,102,574
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	5,000	263,900
Anixter International, Inc.(a)	1,100	65,703
Arrow Electronics, Inc.*	3,600	123,300
Avnet, Inc.*	4,722	155,968
AVX Corp.	4,800	74,064
Benchmark Electronics, Inc.*	1,950	35,412
Checkpoint Systems, Inc.*	800	16,440
Cognex Corp.	1,000	29,420
Coherent, Inc.*	400	18,056
Corning, Inc.	44,460	858,967
Daktronics, Inc.(a)	100	1,592
Dolby Laboratories, Inc.*	1,500	100,050
FLIR Systems, Inc.*	4,100	121,975
Ingram Micro, Inc., Class A*	5,200	99,268
Itron, Inc.*	1,000	55,450
Jabil Circuit, Inc.	5,800	116,522
L-1 Identity Solutions, Inc.(a)*	2,200	26,202
Littelfuse, Inc.	400	18,824
Molex, Inc.	2,000	37,740
Molex, Inc., Class A(a)	1,500	34,080
National Instruments Corp.	2,350	88,454
Plexus Corp.(a)*	800	24,752
Power-One, Inc.(a)*	1,600	16,320
Sanmina-SCI Corp.*	2,100	24,108
Scansource, Inc.(a)*	200	6,380

See notes to financial statements.
4

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Tech Data Corp.*	1,300	$57,226
Trimble Navigation Ltd.*	3,900	155,727
TTM Technologies, Inc.*	1,400	20,874
Vishay Intertechnology, Inc.*	4,830	70,904
Vishay Precision Group, Inc.*	345	6,500
		2,724,178
Energy Equipment & Services — 2.2%
Atwood Oceanics, Inc.*	1,800	67,266
Baker Hughes, Inc.	12,202	697,588
Bristow Group, Inc.*	900	42,615
Cameron International Corp.*	6,300	319,599
CARBO Ceramics, Inc.(a)	800	82,832
Complete Production Services, Inc.*	3,000	88,650
Diamond Offshore Drilling, Inc.(a)	4,100	274,167
Dresser-Rand Group, Inc.*	2,600	110,734
Dril-Quip, Inc.*	1,200	93,264
Exterran Holdings, Inc.*	1,502	35,973
FMC Technologies, Inc.*	3,500	311,185
Halliburton Co.	26,140	1,067,296
Helix Energy Solutions Group, Inc.*	2,601	31,576
Helmerich & Payne, Inc.(a)	3,200	155,136
Key Energy Services, Inc.(a)*	2,900	37,642
Lufkin Industries, Inc.	800	49,912
McDermott International, Inc.*	5,500	113,795
Nabors Industries Ltd.*	7,500	175,950
National Oilwell Varco, Inc.	11,410	767,322
Oceaneering International, Inc.*	1,600	117,808
Oil States International, Inc.*	1,600	102,544
Patterson-UTI Energy, Inc.(a)	4,300	92,665
Pride International, Inc.*	5,100	168,300
Rowan Cos, Inc.*	3,600	125,676
RPC, Inc.	4,387	79,502
Schlumberger Ltd.	39,274	3,279,379
SEACOR Holdings, Inc.	700	70,763
Seahawk Drilling, Inc.(a)*	346	3,097
Superior Energy Services, Inc.*	2,700	94,473
Tetra Technologies, Inc.*	1,900	22,553
Tidewater, Inc.(a)	1,400	75,376
Unit Corp.*	1,300	60,424
		8,815,062
Food & Staples Retailing — 2.3%
BJ's Wholesale Club, Inc.*	1,500	71,850
Casey's General Stores, Inc.	1,300	55,263
Costco Wholesale Corp.	12,300	888,183
CVS Caremark Corp.	38,379	1,334,438
Kroger Co.	17,700	395,772
Ruddick Corp.(a)	1,400	51,576
Safeway, Inc.(a)	11,600	260,884
SUPERVALU, Inc.(a)	5,075	48,872
Sysco Corp.	16,426	482,925
United Natural Foods, Inc.*	1,600	58,688
Wal-Mart Stores, Inc.	77,525	4,180,923
Walgreen Co.	27,100	1,055,816
Weis Markets, Inc.(a)	900	36,297
Whole Foods Market, Inc.	4,000	202,360
		9,123,847
Food Products — 1.8%
Archer-Daniels-Midland Co.	19,277	579,852
Bunge Ltd.	3,700	242,424
Campbell Soup Co.(a)	9,900	344,025
Chiquita Brands International, Inc.(a)*	500	7,010
ConAgra Foods, Inc.	13,200	298,056
Corn Products International, Inc.	2,100	96,600
Dean Foods Co.*	5,184	45,827
Del Monte Foods Co.	4,588	86,254
Diamond Foods, Inc.(a)	600	31,908
Flowers Foods, Inc.(a)	2,737	73,653
Fresh Del Monte Produce, Inc.(a)	500	12,475
General Mills, Inc.	19,300	686,887
Green Mountain Coffee Roasters, Inc.*	2,200	72,292
Hain Celestial Group, Inc.(a)*	1,400	37,884
HJ Heinz Co.	8,800	435,248
Hormel Foods Corp.	2,300	117,898
Kellogg Co.(a)	7,200	367,776
Kraft Foods, Inc., Class A	49,771	1,568,284
Lancaster Colony Corp.(a)	800	45,760
McCormick & Co., Inc.(a)	3,500	162,855
Mead Johnson Nutrition Co.	5,700	354,825
Pilgrims Pride Corp.*	3,100	21,979
Ralcorp Holdings, Inc.*	1,800	117,018
Sanderson Farms, Inc.(a)	700	27,405
Sara Lee Corp.	17,500	306,425
Smithfield Foods, Inc.*	4,200	86,646
The Hershey Co.	6,300	297,045
The J.M. Smucker Co.	3,329	218,549
Tootsie Roll Industries, Inc.	653	18,917
TreeHouse Foods, Inc.(a)*	816	41,689
Tyson Foods, Inc., Class A	8,302	142,961
		6,946,427
Gas Utilities — 0.3%
AGL Resources, Inc.	2,100	75,285
Atmos Energy Corp.	2,200	68,640
Energen Corp.	2,100	101,346
National Fuel Gas Co.	2,100	137,802
New Jersey Resources Corp.(a)	1,450	62,509
Nicor, Inc.(a)	1,500	74,880
Northwest Natural Gas Co.(a)	600	27,882
Oneok, Inc.	2,900	160,863
Piedmont Natural Gas Co., Inc.(a)	2,300	64,308
Questar Corp.	5,200	90,532
South Jersey Industries, Inc.(a)	800	42,256
Southwest Gas Corp.	1,500	55,005
The Laclede Group, Inc.	500	18,270
UGI Corp.	3,010	95,056
WGL Holdings, Inc.	1,400	50,078
		1,124,712
Health Care Equipment & Supplies — 1.7%
Alere, Inc.(a)*	2,200	80,520
Align Technology, Inc.(a)*	1,300	25,402
American Medical Systems Holdings, Inc.(a)*	2,100	39,606
Baxter International, Inc.	16,600	840,292
Beckman Coulter, Inc.	2,000	150,460
Becton Dickinson and Co.	6,600	557,832
Boston Scientific Corp.*	40,495	306,547
CareFusion Corp.*	4,600	118,220
CR Bard, Inc.(a)	2,700	247,779
DENTSPLY International, Inc.	4,334	148,093
Edwards Lifesciences Corp.*	3,200	258,688
Gen-Probe, Inc.(a)*	1,200	70,020
Haemonetics Corp.(a)*	500	31,590
Hill-Rom Holdings, Inc.	2,300	90,551
Hologic, Inc.*	6,896	129,783
Idexx Laboratories, Inc.(a)*	1,600	110,752
Immucor, Inc.*	2,175	43,130
Integra LifeSciences Holdings Corp.*	800	37,840

See notes to financial statements.
5

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Intuitive Surgical, Inc.*	1,100	$283,525
Invacare Corp.	800	24,128
Kinetic Concepts, Inc.(a)*	1,700	71,196
Masimo Corp.	1,400	40,698
Medtronic, Inc.	30,900	1,146,081
NuVasive, Inc.*	1,200	30,780
ResMed, Inc.(a)*	4,600	159,344
Sirona Dental Systems, Inc.*	1,000	41,780
St. Jude Medical, Inc.*	9,300	397,575
STERIS Corp.	1,600	58,336
Stryker Corp.	8,700	467,190
Symmetry Medical, Inc.*	200	1,850
Teleflex, Inc.(a)	900	48,429
The Cooper Cos., Inc.	1,046	58,932
Thoratec Corp.*	1,600	45,312
Varian Medical Systems, Inc.*	3,600	249,408
Volcano Corp.(a)*	800	21,848
West Pharmaceutical Services, Inc.	800	32,960
Wright Medical Group, Inc.*	400	6,212
Zimmer Holdings, Inc.*	6,080	326,374
		6,799,063
Health Care Providers & Services — 2.0%
Aetna, Inc.	11,300	344,763
Amedisys, Inc.(a)*	1,100	36,850
AMERIGROUP Corp.(a)*	2,200	96,624
AmerisourceBergen Corp.	8,036	274,188
Amsurg Corp.*	300	6,285
Brookdale Senior Living, Inc.(a)*	2,500	53,525
Cardinal Health, Inc.	9,200	352,452
Catalyst Health Solutions, Inc.*	1,300	60,437
Centene Corp.*	1,800	45,612
Chemed Corp.	700	44,457
CIGNA Corp.	7,000	256,620
Community Health Systems, Inc.*	2,200	82,214
Coventry Health Care, Inc.*	4,550	120,120
DaVita, Inc.*	2,900	201,521
Express Scripts, Inc.*	13,700	740,485
Health Management Associates, Inc., Class A*	6,472	61,743
Health Net, Inc.*	2,200	60,038
Healthsouth Corp.(a)*	2,658	55,047
Healthspring, Inc.*	1,700	45,101
Healthways, Inc.*	500	5,580
Henry Schein, Inc.*	2,700	165,753
HMS Holdings Corp.*	700	45,339
Humana, Inc.*	5,100	279,174
Laboratory Corp. of America Holdings(a)*	2,900	254,968
LifePoint Hospitals, Inc.*	1,533	56,338
Lincare Holdings, Inc.	3,150	84,515
Magellan Health Services, Inc.*	900	42,552
McKesson Corp.	7,500	527,850
Medco Health Solutions, Inc.*	11,938	731,441
Mednax, Inc.*	1,400	94,206
Molina Healthcare, Inc.*	1,000	27,850
Omnicare, Inc.	3,300	83,787
Owens & Minor, Inc.	1,650	48,560
Patterson Cos, Inc.	3,600	110,268
PSS World Medical, Inc.(a)*	2,100	47,460
Quest Diagnostics, Inc.	4,200	226,674
Tenet Healthcare Corp.*	12,500	83,625
UnitedHealth Group, Inc.	32,335	1,167,617
Universal American Corp.	1,852	37,873
Universal Health Services, Inc.	2,600	112,892
VCA Antech, Inc.(a)*	2,600	60,554
WellCare Health Plans, Inc.*	500	15,110
WellPoint, Inc.*	11,492	653,435
		7,901,503
Health Care Technology — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.*	4,000	77,080
athenahealth, Inc.*	900	36,882
Cerner Corp.(a)*	2,000	189,480
MedAssets, Inc.(a)*	1,300	26,247
Quality Systems, Inc.	600	41,892
		371,581
Hotels, Restaurants & Leisure — 2.1%
Ameristar Casinos, Inc.	1,800	28,134
Bally Technologies, Inc.*	1,600	67,504
Bob Evans Farms, Inc.	700	23,072
Brinker International, Inc.	2,650	55,332
Carnival Corp.	16,300	751,593
Chipotle Mexican Grill, Inc.*	400	85,064
Choice Hotels International, Inc.(a)	1,700	65,059
Cracker Barrel Old Country Store, Inc.	500	27,385
Darden Restaurants, Inc.	3,700	171,828
Domino's Pizza, Inc.*	1,000	15,950
Gaylord Entertainment Co.*	1,200	43,128
Hyatt Hotels Corp.*	1,000	45,760
International Game Technology(a)	8,500	150,365
International Speedway Corp., Class A	500	13,085
Jack in the Box, Inc.*	1,800	38,034
Las Vegas Sands Corp.*	18,600	854,670
Life Time Fitness, Inc.*	1,300	53,287
Marriott International, Inc., Class A(a)	8,110	336,889
McDonald's Corp.	30,100	2,310,476
MGM Resorts International*	8,400	124,740
Orient-Express Hotels Ltd.(a)*	1,100	14,289
P.F. Chang's China Bistro, Inc.	700	33,922
Panera Bread Co., Class A(a)*	700	70,847
Penn National Gaming, Inc.*	2,700	94,905
Royal Caribbean Cruises Ltd.*	5,600	263,200
Starbucks Corp.	20,500	658,665
Starwood Hotels & Resorts Worldwide, Inc.(a)	5,000	303,900
Texas Roadhouse, Inc., Class A(a)*	1,354	23,248
The Cheesecake Factory, Inc.*	1,750	53,655
The Marcus Corp.	200	2,654
Vail Resorts, Inc.(a)*	1,000	52,040
Wendy's/Arby's Group, Inc., Class A	12,750	58,905
WMS Industries, Inc.*	1,350	61,074
Wyndham Worldwide Corp.	4,660	139,614
Wynn Resorts Ltd.	3,500	363,440
Yum! Brands, Inc.	13,300	652,365
		8,108,078
Household Durables — 0.5%
American Greetings Corp., Class A(a)	900	19,944
DR Horton, Inc.	8,800	104,984
Fortune Brands, Inc.	4,500	271,125
Garmin Ltd.(a)	3,186	98,734
Harman International Industries, Inc.*	1,200	55,560
Jarden Corp.	2,655	81,960
KB Home	2,200	29,678
Kid Brands, Inc.*	400	3,420
Leggett & Platt, Inc.	4,300	97,868
Lennar Corp., Class A	3,400	63,750
M.D.C. Holdings, Inc.(a)	1,057	30,410
Mohawk Industries, Inc.*	1,843	104,609

See notes to financial statements.
6

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Newell Rubbermaid, Inc.(a)	8,200	$149,076
NVR, Inc.*	100	69,102
Pulte Homes, Inc.(a)*	9,847	74,049
Stanley Black & Decker, Inc.	4,622	309,073
Tempur-Pedic International, Inc.*	1,500	60,090
Toll Brothers, Inc.*	4,500	85,500
Tupperware Brands Corp.	1,700	81,039
Whirlpool Corp.	2,067	183,612
		1,973,583
Household Products — 1.9%
Central Garden and Pet Co., Class A*	400	3,952
Church & Dwight Co., Inc.	2,200	151,844
Clorox Co.	4,200	265,776
Colgate-Palmolive Co.	13,800	1,109,106
Energizer Holdings, Inc.*	1,700	123,930
Kimberly-Clark Corp.	11,600	731,264
Procter & Gamble Co.	82,405	5,301,114
Spectrum Brands Holdings, Inc.(a)*	300	9,351
		7,696,337
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.(a)*	11,194	149,328
Constellation Energy Group, Inc.	4,900	150,087
GenOn Energy, Inc.*	17,950	68,389
NRG Energy, Inc.*	7,800	152,412
Ormat Technologies, Inc.	1,200	35,496
The AES Corp.*	18,700	227,766
		783,478
Industrial Conglomerates — 2.1%
3M Co.	19,600	1,691,480
Carlisle Cos, Inc.	1,200	47,688
General Electric Co.	306,999	5,615,012
Textron, Inc.(a)	6,900	163,116
Tyco International Ltd.	14,510	601,294
		8,118,590
Insurance — 3.6%
Aflac, Inc.	13,200	744,876
Allied World Assurance Co., Holdings Ltd.	1,000	59,440
Allstate Corp.	15,100	481,388
American Financial Group, Inc.	3,300	106,557
American National Insurance Co.	700	59,934
Amtrust Financial Services, Inc.(a)	1,389	24,307
AON Corp.	8,300	381,883
Arch Capital Group Ltd.*	1,400	123,270
Argo Group International Holdings Ltd.	648	24,268
Arthur J Gallagher & Co.	3,200	93,056
Aspen Insurance Holdings Ltd.	2,100	60,102
Assurant, Inc.	3,400	130,968
Assured Guaranty Ltd.	2,900	51,330
Axis Capital Holdings Ltd.	3,400	121,992
Berkshire Hathaway, Inc., Class B*	40,886	3,275,377
Brown & Brown, Inc.	4,700	112,518
Chubb Corp.	8,725	520,359
Cincinnati Financial Corp.(a)	4,614	146,218
CNA Financial Corp.*	7,300	197,465
CNO Financial Group, Inc.*	6,200	42,036
Delphi Financial Group, Inc., Class S(a)	1,675	48,307
Endurance Specialty Holdings Ltd.	1,200	55,284
Enstar Group Ltd.*	400	33,832
Erie Indemnity Co., Class A	1,400	91,658
Everest Re Group Ltd.	1,400	118,748
FBL Financial Group, Inc., Class A	200	5,734
Fidelity National Title Group, Inc., Class A	7,004	95,815
First American Financial Corp.	3,300	49,302
Flagstone Reinsurance Holdings SA	2,000	25,200
Genworth Financial, Inc., Class A*	12,500	164,250
Greenlight Capital Re Ltd., Class A(a)*	600	16,086
Hanover Insurance Group, Inc.	1,100	51,392
Harleysville Group, Inc.(a)	600	22,044
Hartford Financial Services Group, Inc.	12,100	320,529
HCC Insurance Holdings, Inc.	3,800	109,972
Lincoln National Corp.	8,033	223,398
Loews Corp.	12,900	501,939
Markel Corp.(a)*	211	79,785
Marsh & McLennan Cos, Inc.	14,800	404,632
MBIA, Inc.*	3,900	46,761
Mercury General Corp.	1,800	77,418
MetLife, Inc.	22,237	988,212
Montpelier Re Holdings Ltd.(a)	2,200	43,868
Navigators Group, Inc.*	100	5,035
Old Republic International Corp.	5,500	74,965
OneBeacon Insurance Group Ltd.	300	4,548
PartnerRe Ltd.	2,000	160,700
Platinum Underwriters Holdings Ltd.	1,200	53,964
Principal Financial Group, Inc.	8,200	266,992
ProAssurance Corp.*	1,100	66,660
Protective Life Corp.	2,200	58,608
Prudential Financial, Inc.	12,600	739,746
Reinsurance Group of America, Inc.	2,081	111,770
RenaissanceRe Holdings Ltd.	1,400	89,166
RLI Corp.(a)	500	26,285
Selective Insurance Group(a)	1,000	18,150
StanCorp Financial Group, Inc.	1,400	63,196
State Auto Financial Corp.	1,600	27,872
The Progressive Corp.	19,000	377,530
The Travelers Companies, Inc.	14,441	804,508
Torchmark Corp.	2,400	143,376
Tower Group, Inc.(a)	1,000	25,580
Transatlantic Holdings, Inc.	1,500	77,430
Unitrin, Inc.	1,200	29,448
UnumProvident Corp.	9,580	232,028
Validus Holdings Ltd.(a)	2,387	73,066
White Mountains Insurance Group Ltd.	300	100,680
WR Berkley Corp.	4,705	128,823
XL Group PLC	8,756	191,056
		14,282,692
Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	12,600	2,268,000
Expedia, Inc.	3,928	98,554
HSN, Inc.(a)*	1,500	45,960
Liberty Media Corp. - Interactive, Class A*	15,139	238,742
NetFlix, Inc.*	1,800	316,260
Priceline.com, Inc.*	1,300	519,415
		3,486,931
Internet Software & Services — 1.6%
Akamai Technologies, Inc.*	5,154	242,496
AOL, Inc.*	3,127	74,141
Digital River, Inc.*	1,400	48,188
Earthlink, Inc.(a)	4,500	38,700
eBay, Inc.*	33,400	929,522
Equinix, Inc.*	900	73,134
Google, Inc., Class A*	6,200	3,682,614
GSI Commerce, Inc.(a)*	700	16,240
IAC/InterActiveCorp(a)*	2,753	79,011
j2 Global Communications, Inc.(a)*	1,500	43,425
Monster Worldwide, Inc.*	2,500	59,075

See notes to financial statements.
7

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services (Continued)
OpenTable, Inc.*	600	$42,288
Rackspace Hosting, Inc.(a)*	800	25,128
RealNetworks, Inc.*	1,958	8,224
Valueclick, Inc.*	2,000	32,060
VeriSign, Inc.	5,500	179,685
VistaPrint NV(a)*	1,299	59,754
WebMD Health Corp.*	1,400	71,484
Yahoo!, Inc.*	36,100	600,343
		6,305,512
IT Services — 3.1%
Accenture PLC, Class A	17,700	858,273
Acxiom Corp.*	2,100	36,015
Alliance Data Systems Corp.(a)*	1,500	106,545
Amdocs Ltd.*	5,030	138,174
Automatic Data Processing, Inc.	13,800	638,664
Broadridge Financial Solutions, Inc.	3,975	87,172
CACI International, Inc., Class A*	600	32,040
Cognizant Technology Solutions Corp., Class A*	8,400	615,636
Computer Sciences Corp.	4,600	228,160
Convergys Corp.(a)*	3,200	42,144
CoreLogic, Inc.	3,300	61,116
DST Systems, Inc.	1,100	48,785
Euronet Worldwide, Inc.*	200	3,488
Fidelity National Information Services, Inc.	7,898	216,326
Fiserv, Inc.*	4,350	254,736
Gartner, Inc., Class A(a)*	4,600	152,720
Genpact Ltd.*	6,066	92,203
Global Payments, Inc.	2,480	114,601
iGate Corp.	1,500	29,565
International Business Machines Corp.	34,700	5,092,572
Jack Henry & Associates, Inc.(a)	2,400	69,960
Lender Processing Services, Inc.	2,639	77,903
Mantech International Corp., Class A*	600	24,798
Mastercard, Inc., Class A	3,100	694,741
MAXIMUS, Inc.	400	26,232
NeuStar, Inc., Class A*	1,900	49,495
Paychex, Inc.	9,250	285,917
SAIC, Inc.*	8,800	139,568
Sapient Corp.	4,000	48,400
SRA International, Inc., Class A*	1,400	28,630
Syntel, Inc.	1,400	66,906
TeleTech Holdings, Inc.(a)*	1,200	24,708
Teradata Corp.*	4,600	189,336
The Western Union Co.(a)	18,408	341,837
Total System Services, Inc.	5,028	77,331
Unisys Corp.*	750	19,418
VeriFone Holdings, Inc.(a)*	1,900	73,264
Visa, Inc.	14,200	999,396
Wright Express Corp.*	1,100	50,600
		12,137,375
Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)*	7,517	40,291
Hasbro, Inc.	3,700	174,566
Mattel, Inc.	10,700	272,101
Polaris Industries, Inc.(a)	1,200	93,624
		580,582
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.*	9,500	393,585
Bio-Rad Laboratories, Inc., Class A*	600	62,310
Bruker Corp.*	4,400	73,040
Charles River Laboratories International, Inc.(a)*	1,588	56,438
Covance, Inc.*	2,000	102,820
Dionex Corp.*	600	70,806
Illumina, Inc.(a)*	3,400	215,356
Life Technologies Corp.*	4,823	267,676
Parexel International Corp.*	1,600	33,968
PerkinElmer, Inc.	3,700	95,534
Pharmaceutical Product Development, Inc.	3,500	94,990
Techne Corp.	1,000	65,670
Thermo Fisher Scientific, Inc.*	11,823	654,521
Waters Corp.*	2,500	194,275
		2,380,989
Machinery — 2.5%
Actuant Corp., Class A(a)	1,500	39,930
AGCO Corp.*	2,600	131,716
ArvinMeritor, Inc.(a)*	2,300	47,196
Barnes Group, Inc.(a)	1,900	39,273
Briggs & Stratton Corp.(a)	1,700	33,473
Bucyrus International, Inc.	2,000	178,800
Caterpillar, Inc.	17,600	1,648,416
CLARCOR, Inc.	1,300	55,757
Crane Co.	1,300	53,391
Cummins, Inc.	5,500	605,055
Danaher Corp.	15,700	740,569
Deere & Co.	12,200	1,013,210
Donaldson Co., Inc.	2,400	139,872
Dover Corp.	5,400	315,630
Eaton Corp.	4,800	487,248
Flowserve Corp.	1,600	190,752
Gardner Denver, Inc.	1,500	103,230
Graco, Inc.(a)	1,550	61,148
Harsco Corp.	2,000	56,640
IDEX Corp.	2,600	101,712
Illinois Tool Works, Inc.(a)	12,300	656,820
Joy Global, Inc.	2,900	251,575
Kaydon Corp.	900	36,648
Kennametal, Inc.	1,900	74,974
Lincoln Electric Holdings, Inc.	1,300	84,851
Manitowoc Co., Inc.(a)	3,300	43,263
Middleby Corp.*	500	42,210
Mueller Industries, Inc.(a)	500	16,350
NACCO Industries, Inc., Class A	200	21,674
Navistar International Corp.*	2,000	115,820
Nordson Corp.	1,000	91,880
Oshkosh Corp.*	2,600	91,624
PACCAR, Inc.(a)	10,407	597,570
Pall Corp.	3,200	158,656
Parker Hannifin Corp.	4,850	418,555
Pentair, Inc.	3,200	116,832
Robbins & Myers, Inc.	700	25,046
Snap-On, Inc.	1,600	90,528
SPX Corp.	1,400	100,086
Terex Corp.(a)*	2,600	80,704
Timken Co.	3,000	143,190
Toro Co.(a)	1,000	61,640
Trinity Industries, Inc.(a)	2,400	63,864
Valmont Industries, Inc.(a)	800	70,984
WABCO Holdings, Inc.*	1,599	97,427
Wabtec Corp.	1,600	84,624
Watts Water Technologies, Inc., Class A(a)	900	32,931
		9,713,344
Marine — 0.0%
Alexander & Baldwin, Inc.	900	36,027

See notes to financial statements.
8

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Marine (Continued)
Kirby Corp.(a)*	1,600	$70,480
		106,507
Media — 3.0%
Cablevision Systems Corp., Class A	7,300	247,032
CBS Corp., Class A	1,300	24,739
CBS Corp., Class B	18,251	347,682
Cinemark Holdings, Inc.(a)	2,400	41,376
Comcast Corp., Class A	59,890	1,315,783
Comcast Corp., Class A Special	20,350	423,483
CTC Media, Inc.	3,600	84,348
DIRECTV Class A*	25,330	1,011,427
Discovery Communications, Inc., Class A*	4,020	167,634
Discovery Communications, Inc., Class C*	4,020	147,494
DISH Network Corp., Class A*	6,200	121,892
DreamWorks Animation SKG, Inc., Class A*	2,400	70,728
Gannett Co., Inc.(a)	6,000	90,540
Interpublic Group of Cos, Inc.*	13,900	147,618
John Wiley & Sons, Inc., Class A	1,700	76,908
Lamar Advertising Co., Class A(a)*	1,800	71,712
Liberty Global, Inc., Series A(a)*	3,795	134,267
Liberty Global, Inc., Series C(a)*	3,973	134,645
Liberty Media - Starz Series A*	1,492	99,188
Liberty Media Corp. - Capital, Series A*	3,800	237,728
Live Nation Entertainment, Inc.(a)*	4,494	51,321
Madison Square Garden, Inc., Class A*	1,825	47,049
McGraw-Hill Companies, Inc.	9,100	331,331
Meredith Corp.(a)	900	31,185
Morningstar, Inc.(a)	1,200	63,696
News Corp., Class A	49,344	718,449
News Corp., Class B	21,300	349,746
Omnicom Group, Inc.	8,600	393,880
Regal Entertainment Group, Class A(a)	1,900	22,306
Scholastic Corp.	1,000	29,540
Scripps Networks Interactive, Inc., Class A	2,600	134,550
The New York Times Co., Class A(a)*	2,900	28,420
The Washington Post Co., Class B(a)	300	131,850
Time Warner Cable, Inc.	10,001	660,366
Time Warner, Inc.	32,700	1,051,959
Valassis Communications, Inc.*	1,200	38,820
Viacom, Inc., Class A(a)	1,500	68,790
Viacom, Inc., Class B	15,841	627,462
Walt Disney Co.	51,075	1,915,823
		11,692,767
Metals & Mining — 1.4%
AK Steel Holding Corp.(a)	3,100	50,747
Alcoa, Inc.	29,600	455,544
Allegheny Technologies, Inc.(a)	2,400	132,432
Allied Nevada Gold Corp.*	1,100	28,941
AMCOL International Corp.(a)	900	27,900
Carpenter Technology Corp.	1,000	40,240
Century Aluminum Co.(a)*	1,000	15,530
Cliffs Natural Resources, Inc.	3,500	273,035
Coeur d'Alene Mines Corp.(a)*	2,100	57,372
Commercial Metals Co.	3,500	58,065
Compass Minerals International, Inc.	1,000	89,270
Freeport-McMoRan Copper & Gold, Inc., Class B	12,618	1,515,296
Globe Specialty Metals, Inc.	1,300	22,217
Hecla Mining Co.*	4,300	48,418
Newmont Mining Corp.	13,500	829,305
Nucor Corp.(a)	9,200	403,144
Reliance Steel & Aluminum Co.	2,000	102,200
Royal Gold, Inc.	1,500	81,945
RTI International Metals, Inc.*	600	16,188
Schnitzer Steel Industries, Inc., Class A	700	46,473
Southern Copper Corp.	8,437	411,219
Steel Dynamics, Inc.(a)	5,800	106,140
Stillwater Mining Co.*	3,300	70,455
Titanium Metals Corp.*	4,000	68,720
United States Steel Corp.	3,300	192,786
Walter Industries, Inc.	1,400	178,976
Worthington Industries, Inc.(a)	1,900	34,960
		5,357,518
Multi-Utilities — 1.2%
Alliant Energy Corp.	3,400	125,018
Ameren Corp.	6,400	180,416
Avista Corp.	1,300	29,276
Black Hills Corp.(a)	1,000	30,000
Centerpoint Energy, Inc.	10,150	159,558
CMS Energy Corp.	6,400	119,040
Consolidated Edison, Inc.	8,300	411,431
Dominion Resources, Inc.	16,500	704,880
DTE Energy Co.	4,900	222,068
Integrys Energy Group, Inc.(a)	1,977	95,904
MDU Resources Group, Inc.	4,725	95,776
NiSource, Inc.	7,800	137,436
NorthWestern Corp.(a)	1,000	28,830
NSTAR(a)	3,300	139,227
OGE Energy Corp.	2,900	132,066
PG&E Corp.	11,200	535,808
Public Service Enterprise Group, Inc.	14,400	458,064
SCANA Corp.(a)	3,900	158,340
Sempra Energy	7,500	393,600
TECO Energy, Inc.	5,800	103,240
Vectren Corp.	2,700	68,526
Wisconsin Energy Corp.	3,400	200,124
Xcel Energy, Inc.	13,100	308,505
		4,837,133
Multiline Retail — 0.8%
99 Cents Only Stores*	1,800	28,692
Big Lots, Inc.*	2,300	70,058
Dillard's, Inc., Class A(a)	1,596	60,552
Dollar Tree, Inc.*	4,650	260,772
Family Dollar Stores, Inc.	3,600	178,956
J.C. Penney Co., Inc.(a)	6,500	210,015
Kohl's Corp.*	8,200	445,588
Macy's, Inc.	11,100	280,830
Nordstrom, Inc.	5,000	211,900
Saks, Inc.(a)*	3,600	38,520
Sears Holdings Corp.(a)*	1,189	87,689
Target Corp.	19,400	1,166,522
		3,040,094
Office Electronics — 0.1%
Xerox Corp.	37,792	435,364
Zebra Technologies Corp., Class A*	1,575	59,834
		495,198
Oil, Gas & Consumable Fuels — 8.7%
Alpha Natural Resources, Inc.*	3,726	223,672
Anadarko Petroleum Corp.	14,400	1,096,704
Apache Corp.	10,484	1,250,007
Arch Coal, Inc.	4,300	150,758
Atlas Energy, Inc.*	2,200	96,734
Berry Petroleum Co., Class A(a)	1,600	69,920
Bill Barrett Corp.(a)*	1,500	61,695

See notes to financial statements.
9

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Brigham Exploration Co.*	3,200	$87,168
Cabot Oil & Gas Corp.	3,000	113,550
Chesapeake Energy Corp.(a)	15,000	388,650
Chevron Corp.	56,310	5,138,288
Cimarex Energy Co.	2,410	213,357
Comstock Resources, Inc.(a)*	1,500	36,840
Concho Resources, Inc.*	2,300	201,641
ConocoPhillips	39,931	2,719,301
Consol Energy, Inc.	5,900	287,566
Continental Resources, Inc.(a)*	900	52,965
CVR Energy, Inc.*	500	7,590
Denbury Resources, Inc.*	11,108	212,052
Devon Energy Corp.	11,540	906,005
El Paso Corp.	19,900	273,824
EOG Resources, Inc.	7,300	667,293
EQT Corp.	3,900	174,876
EXCO Resources, Inc.	5,900	114,578
Exxon Mobil Corp.	143,620	10,501,494
Forest Oil Corp.*	3,371	127,997
Frontier Oil Corp.*	2,800	50,428
Gran Tierra Energy, Inc.*	1,600	12,880
Hess Corp.	9,200	704,168
Holly Corp.(a)	1,400	57,078
International Coal Group, Inc.*	2,900	22,446
Marathon Oil Corp.	20,102	744,377
Massey Energy Co.	2,500	134,125
Murphy Oil Corp.	5,500	410,025
Newfield Exploration Co.*	3,900	281,229
Noble Energy, Inc.	5,068	436,254
Northern Oil and Gas, Inc.(a)*	1,200	32,652
Occidental Petroleum Corp.	23,580	2,313,198
Overseas Shipholding Group, Inc.	1,100	38,962
Patriot Coal Corp.(a)*	1,440	27,893
Peabody Energy Corp.	7,800	499,044
PetroHawk Energy Corp.*	7,610	138,883
Pioneer Natural Resources Co.(a)	3,402	295,362
Plains Exploration & Production Co.*	3,717	119,464
QEP Resources, Inc.	5,200	188,812
Quicksilver Resources, Inc.*	2,200	32,428
Range Resources Corp.	4,300	193,414
Rosetta Resources, Inc.*	1,400	52,696
SandRidge Energy, Inc.*	8,854	64,811
Ship Finance International Ltd.(a)	2,100	45,192
SM Energy Co.	1,700	100,181
Southern Union Co.	3,288	79,142
Southwestern Energy Co.*	10,000	374,300
Spectra Energy Corp.	18,678	466,763
Sunoco, Inc.	3,700	149,147
Swift Energy Co.(a)*	900	35,235
Teekay Corp.	1,200	39,696
Tesoro Corp.*	3,000	55,620
Valero Energy Corp.	15,318	354,152
W&T Offshore, Inc.	800	14,296
Western Refining, Inc.*	1,000	10,580
Whiting Petroleum Corp.*	1,600	187,504
Williams Companies, Inc.	16,900	417,768
World Fuel Services Corp.	1,600	57,856
		34,412,586
Paper & Forest Products — 0.1%
Domtar Corp.	900	68,328
International Paper Co.	11,925	324,837
Louisiana-Pacific Corp.(a)*	3,600	34,056
MeadWestvaco Corp.	5,340	139,694
Schweitzer-Mauduit International, Inc.(a)	500	31,460
		598,375
Personal Products — 0.2%
Alberto-Culver Co.	2,900	107,416
Avon Products, Inc.	11,900	345,814
Elizabeth Arden, Inc.*	300	6,903
Estee Lauder Companies, Inc., Class A	3,400	274,380
Herbalife Ltd.	1,400	95,718
Nu Skin Enterprises, Inc., Class A(a)	1,600	48,416
USANA Health Sciences, Inc.*	200	8,690
		887,337
Pharmaceuticals — 4.7%
Abbott Laboratories	45,300	2,170,323
Allergan, Inc.	8,600	590,562
Bristol-Myers Squibb Co.(a)	47,800	1,265,744
Eli Lilly & Co.(a)	29,900	1,047,696
Endo Pharmaceuticals Holdings, Inc.*	3,209	114,593
Forest Laboratories, Inc.*	8,100	259,038
Hospira, Inc.*	4,420	246,150
Impax Laboratories, Inc.*	1,000	20,110
Johnson & Johnson	77,312	4,781,747
King Pharmaceuticals, Inc.*	6,100	85,705
Medicis Pharmaceutical Corp., Class A	1,000	26,790
Merck & Co., Inc.	87,194	3,142,472
Mylan, Inc.*	12,025	254,088
Perrigo Co.(a)	2,900	183,657
Pfizer, Inc.	230,692	4,039,417
Salix Pharmaceuticals Ltd.*	1,500	70,440
Viropharma, Inc.*	1,800	31,176
Watson Pharmaceuticals, Inc.*	3,400	175,610
		18,505,318
Professional Services — 0.2%
CoStar Group, Inc.(a)*	600	34,536
Dun & Bradstreet Corp.	1,500	123,135
Equifax, Inc.	3,989	142,008
FTI Consulting, Inc.*	1,300	48,464
IHS, Inc., Class A*	1,600	128,624
Korn/Ferry International*	400	9,244
Manpower, Inc.	2,400	150,624
Robert Half International, Inc.(a)	3,700	113,220
The Corporate Executive Board Co.	1,000	37,550
Towers Watson & Co., Class A(a)	1,500	78,090
		865,495
Real Estate Investment Trusts (REITs) — 0.1%
Weyerhaeuser Co.	15,430	292,090

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A*	8,400	172,032
Forest City Enterprises, Inc.*	3,000	50,070
Jones Lang LaSalle, Inc.	1,100	92,312
The St. Joe Co.(a)*	2,400	52,440
		363,854
Road & Rail — 0.9%
AMERCO, Inc.(a)*	300	28,812
Avis Budget Group, Inc.*	1,400	21,784
Con-way, Inc.	1,500	54,855
CSX Corp.	10,900	704,249
Genesee & Wyoming, Inc., Class A*	1,300	68,835
Heartland Express, Inc.(a)	1,866	29,893
Hertz Global Holdings, Inc.*	7,400	107,226
JB Hunt Transport Services, Inc.	3,500	142,835
Kansas City Southern*	2,700	129,222
Knight Transportation, Inc.(a)	2,625	49,875
See notes to financial statements.
10

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Landstar System, Inc.	1,600	$65,504
Norfolk Southern Corp.	10,200	640,764
Old Dominion Freight Line, Inc.*	1,425	45,586
Ryder System, Inc.	1,600	84,224
Union Pacific Corp.	14,200	1,315,772
Werner Enterprises, Inc.(a)	2,000	45,200
		3,534,636
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.(a)*	14,700	120,246
Altera Corp.	8,000	284,640
Amkor Technology, Inc.*	2,500	18,475
Analog Devices, Inc.	8,200	308,894
Applied Materials, Inc.	38,300	538,115
Applied Micro Circuits Corp.*	1,200	12,816
Atheros Communications, Inc.(a)*	2,000	71,840
Atmel Corp.*	14,300	176,176
Broadcom Corp., Class A	12,550	546,553
Cabot Microelectronics Corp.*	300	12,435
Cirrus Logic, Inc.(a)*	1,700	27,166
Cree, Inc.*	2,900	191,081
Cymer, Inc.*	1,100	49,577
Cypress Semiconductor Corp.*	4,600	85,468
Fairchild Semiconductor International, Inc.*	4,600	71,806
First Solar, Inc.(a)*	2,200	286,308
GT Solar International, Inc.(a)*	3,800	34,656
Hittite Microwave Corp.*	1,100	67,144
Integrated Device Technology, Inc.*	4,970	33,100
Intel Corp.	153,300	3,223,899
International Rectifier Corp.*	1,500	44,535
Intersil Corp., Class A(a)	3,500	53,445
Kla-Tencor Corp.	4,900	189,336
Lam Research Corp.*	3,600	186,408
Linear Technology Corp.(a)	6,200	214,458
LSI Corp.*	18,094	108,383
Marvell Technology Group Ltd.*	16,100	298,655
Maxim Integrated Products, Inc.	8,300	196,046
MEMC Electronic Materials, Inc.*	5,800	65,308
Microchip Technology, Inc.(a)	5,350	183,024
Micron Technology, Inc.(a)*	27,301	218,954
Microsemi Corp.*	2,900	66,410
MKS Instruments, Inc.(a)*	1,300	31,837
National Semiconductor Corp.	6,400	88,064
Netlogic Microsystems, Inc.*	1,700	53,397
Novellus Systems, Inc.*	2,800	90,496
Nvidia Corp.*	14,900	229,460
Omnivision Technologies, Inc.*	1,400	41,454
ON Semiconductor Corp.*	11,830	116,880
PMC - Sierra, Inc.*	6,300	54,117
Power Integrations, Inc.(a)	800	32,112
Rambus, Inc.*	3,700	75,776
RF Micro Devices, Inc.(a)*	7,000	51,450
Semtech Corp.*	1,800	40,752
Silicon Laboratories, Inc.*	1,400	64,428
Skyworks Solutions, Inc.*	4,200	120,246
Spansion, Inc., Class A*	1,700	35,190
SunPower Corp., Class B*	1,127	13,986
Teradyne, Inc.(a)*	6,000	84,240
Tessera Technologies, Inc.*	1,600	35,440
Texas Instruments, Inc.	34,100	1,108,250
TriQuint Semiconductor, Inc.*	5,100	59,619
Varian Semiconductor Equipment Associates, Inc.*	2,125	78,561
Veeco Instruments, Inc.(a)*	1,100	47,256
Xilinx, Inc.(a)	7,500	217,350
		10,755,718
Software — 4.2%
Activision Blizzard, Inc.	16,388	203,867
Adobe Systems, Inc.*	14,308	440,400
Advent Software, Inc.*	400	23,168
ANSYS, Inc.*	2,600	135,382
Ariba, Inc.*	2,300	54,027
Autodesk, Inc.*	6,300	240,660
Blackbaud, Inc.(a)	700	18,130
Blackboard, Inc.*	1,000	41,300
BMC Software, Inc.*	5,000	235,700
CA, Inc.	12,090	295,480
Cadence Design Systems, Inc.*	7,100	58,646
Citrix Systems, Inc.*	5,700	389,937
Commvault Systems, Inc.*	700	20,034
Compuware Corp.*	7,600	88,692
Concur Technologies, Inc.*	1,500	77,895
Electronic Arts, Inc.(a)*	9,400	153,972
Factset Research Systems, Inc.(a)	1,050	98,448
Fair Isaac Corp.(a)	1,450	33,886
Informatica Corp.*	3,100	136,493
Intuit, Inc.*	8,600	423,980
Lawson Software, Inc.*	6,100	56,425
McAfee, Inc.*	5,400	250,074
Mentor Graphics Corp.*	3,500	42,000
Micros Systems, Inc.*	2,500	109,650
Microsoft Corp.	219,700	6,134,024
NetSuite, Inc.*	1,200	30,000
Novell, Inc.*	10,700	63,344
Nuance Communications, Inc.*	6,700	121,806
Oracle Corp.	137,260	4,296,238
Parametric Technology Corp.(a)*	3,480	78,404
Progress Software Corp.*	1,300	55,016
Quest Software, Inc.(a)*	3,100	85,994
Red Hat, Inc.*	5,100	232,815
Rovi Corp.*	3,317	205,687
Salesforce.com, Inc.*	3,500	462,000
Solera Holdings, Inc.	1,550	79,546
SuccessFactors, Inc.*	1,400	40,544
Symantec Corp.*	22,121	370,306
Synopsys, Inc.*	4,200	113,022
Take-Two Interactive Software, Inc.(a)*	2,150	26,316
Taleo Corp., Class A*	1,200	33,180
THQ, Inc.(a)*	701	4,248
TIBCO Software, Inc.*	6,000	118,260
VMware, Inc.*	3,100	275,621
Websense, Inc.(a)*	1,600	32,400
		16,487,017
Specialty Retail — 2.2%
Aaron's, Inc.	2,250	45,878
Abercrombie & Fitch Co., Class A	2,500	144,075
Advance Auto Parts, Inc.	2,700	178,605
Aeropostale, Inc.*	2,700	66,528
American Eagle Outfitters, Inc.	5,750	84,123
AnnTaylor Stores Corp.(a)*	1,550	42,455
Ascena Retail Group, Inc.*	2,000	52,840
AutoNation, Inc.(a)*	5,200	146,640
AutoZone, Inc.*	1,500	408,885
Bed Bath & Beyond, Inc.*	7,200	353,880
Best Buy Co., Inc.	9,525	326,612
Cabela's, Inc.(a)*	1,100	23,925
Carmax, Inc.(a)*	5,546	176,806

See notes to financial statements.
11

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Chico's FAS, Inc.	5,800	$69,774
Childrens Place Retail Stores, Inc.*	700	34,748
Collective Brands, Inc.(a)*	1,700	35,870
Dick's Sporting Goods, Inc.*	2,400	90,000
DSW, Inc., Class A(a)*	400	15,640
Foot Locker, Inc.	4,100	80,442
GameStop Corp., Class A(a)*	4,388	100,397
Guess?, Inc.	1,800	85,176
hhgregg, Inc.(a)*	1,100	23,045
Home Depot, Inc.	46,300	1,623,278
J Crew Group, Inc.*	1,300	56,082
Jo-Ann Stores, Inc.(a)*	600	36,132
Jos. A. Bank Clothiers, Inc.(a)*	750	30,240
Lowe's Cos, Inc.	40,300	1,010,724
Ltd. Brands, Inc.	8,380	257,517
Men's Wearhouse, Inc.(a)	1,750	43,715
O'Reilly Automotive, Inc.*	3,600	217,512
Office Depot, Inc.*	9,300	50,220
OfficeMax, Inc.*	2,300	40,710
Penske Auto Group, Inc.(a)*	3,200	55,744
PetSmart, Inc.	3,400	135,388
RadioShack Corp.	3,300	61,017
Rent-A-Center, Inc.(a)	1,700	54,876
Ross Stores, Inc.	3,400	215,050
Sally Beauty Holdings, Inc.(a)*	6,300	91,539
Signet Jewelers Ltd.*	2,900	125,860
Staples, Inc.	19,850	451,985
The Buckle, Inc.(a)	600	22,662
The Gap, Inc.	12,100	267,894
Tiffany & Co.(a)	3,600	224,172
TJX Cos, Inc.	11,000	488,290
Tractor Supply Co.	2,800	135,772
Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	54,400
Urban Outfitters, Inc.*	3,800	136,078
Williams-Sonoma, Inc.(a)	4,100	146,329
		8,619,530
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc.*	1,400	41,314
Coach, Inc.	8,600	475,666
Columbia Sportswear Co.	700	42,210
CROCS, Inc.*	2,300	39,376
Deckers Outdoor Corp.*	1,200	95,688
Fossil, Inc.*	2,600	183,248
Hanesbrands, Inc.*	2,601	66,065
Iconix Brand Group, Inc.*	1,200	23,172
K-Swiss, Inc., Class A(a)*	400	4,988
NIKE, Inc., Class B	10,500	896,910
Phillips-Van Heusen Corp.	1,400	88,214
Polo Ralph Lauren Corp.	1,500	166,380
Skechers U.S.A., Inc., Class A(a)*	600	12,000
Steven Madden Ltd.*	800	33,376
The Jones Group, Inc.	1,700	26,418
The Timberland Co., Class A*	1,000	24,590
The Warnaco Group, Inc.*	1,400	77,098
Under Armour, Inc., Class A*	1,100	60,324
VF Corp.(a)	2,500	215,450
Wolverine World Wide, Inc.	2,200	70,136
		2,642,623
Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	3,700	51,467
Dime Community Bancshares	400	5,836
First Niagara Financial Group, Inc.(a)	5,600	78,288
Hudson City Bancorp, Inc.	15,107	192,463
MGIC Investment Corp.*	5,200	52,988
New York Community Bancorp, Inc.(a)	10,665	201,036
NewAlliance Bancshares, Inc.	3,600	53,928
Northwest Bancshares, Inc.	4,275	50,274
Ocwen Financial Corp.(a)*	3,000	28,620
People's United Financial, Inc.	11,010	154,250
Radian Group, Inc.(a)	3,300	26,631
TFS Financial Corp.	8,395	75,723
Washington Federal, Inc.	2,947	49,863
		1,021,367
Tobacco — 1.4%
Altria Group, Inc.	60,000	1,477,200
Lorillard, Inc.	4,400	361,064
Philip Morris International, Inc.	53,300	3,119,649
Reynolds American, Inc.	16,600	541,492
Universal Corp.(a)	800	32,560
Vector Group Ltd.(a)	1,837	31,817
		5,563,782
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	1,675	54,404
Fastenal Co.	3,700	221,667
GATX Corp.(a)	1,700	59,976
MSC Industrial Direct Co., Class A	1,400	90,566
TAL International Group, Inc.	600	18,522
Textainer Group Holdings Ltd.(a)	1,300	37,037
Watsco, Inc.	800	50,464
WESCO International, Inc.(a)*	1,500	79,200
WW Grainger, Inc.	2,100	290,031
		901,867
Water Utilities — 0.1%
American Water Works Co., Inc.	4,400	111,276
Aqua America, Inc.	4,034	90,684
		201,960
Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A*	11,100	573,204
Clearwire Corp., Class A(a)*	3,600	18,540
Crown Castle International Corp.*	8,317	364,534
Leap Wireless International, Inc.*	1,200	14,712
MetroPCS Communications, Inc.*	8,400	106,092
NII Holdings, Inc.*	4,600	205,436
NTELOS Holdings Corp.	1,000	19,050
SBA Communications Corp., Class A(a)*	2,900	118,726
Sprint Nextel Corp.(a)*	81,339	344,064
Syniverse Holdings, Inc.*	1,800	55,530
Telephone & Data Systems, Inc.	1,300	47,515
Telephone & Data Systems, Inc., Special Shares	1,400	44,128
United States Cellular Corp.*	1,300	64,922
		1,976,453
TOTAL COMMON STOCKS
(Identified Cost $256,218,553)		375,790,654

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Celgene Corp., expires 12/31/2030*	466	2,283
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	73	23
TOTAL RIGHTS & WARRANTS
(Identified Cost $2,470)		2,306

See notes to financial statements.
12

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,221,123	$16,814,863
TOTAL MUTUAL FUNDS
(Identified Cost $14,211,476)		16,814,863

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,010,002	1,010,002
TOTAL SHORT-TERM INVESTMENTS		1,010,002
(Identified Cost $1,010,003)		1,010,003

COLLATERAL FOR SECURITIES ON LOAN — 6.0%
Short-Term — 6.0%
State Street Navigator Securities Lending Prime Portfolio	23,877,354	23,877,354
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $23,877,354)		23,877,354

Total Investments — 106.0%
(Identified Cost $295,319,856)#		417,495,180
Liabilities, Less Cash and Other Assets — (6.0%)		(23,496,975)

Net Assets — 100.0%		$393,998,205

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2010, the market value of the securities on loan was $24,600,859.
#	At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $295,319,856. Net unrealized appreciation aggregated $122,175,324 of which $134,317,074 related to appreciated investment securities and $12,141,750 related to depreciated investment securities.

See notes to financial statements.
13

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.3%
L-3 Communications Holdings, Inc.	4,361	$307,407
Northrop Grumman Corp.	55,064	3,567,046
		3,874,453
Airlines — 0.5%
Southwest Airlines Co.	126,100	1,636,778
Beverages — 0.7%
Constellation Brands, Inc., Class A*	27,834	616,523
Molson Coors Brewing Co., Class B	27,145	1,362,408
		1,978,931
Building Products — 0.3%
Armstrong World Industries, Inc.(a)	1,215	52,245
Masco Corp.	23,694	299,966
Owens Corning*	17,647	549,704
		901,915
Capital Markets — 1.3%
American Capital Ltd.*	2,500	18,900
E*Trade Financial Corp.*	5,643	90,288
Legg Mason, Inc.	23,477	851,511
Morgan Stanley	106,736	2,904,286
		3,864,985
Chemicals — 0.5%
Ashland, Inc.	11,619	590,942
CF Industries Holdings, Inc.	406	54,871
Cytec Industries, Inc.	4,083	216,644
Huntsman Corp.	36,465	569,219
		1,431,676
Commercial Banks — 2.1%
Associated Banc-Corp(a)	15,088	228,583
KeyCorp	126,159	1,116,507
Marshall & Ilsley Corp.	77,067	533,304
Popular, Inc.*	67,083	210,641
Regions Financial Corp.	184,756	1,293,292
SunTrust Banks, Inc.	78,087	2,304,347
Zions Bancorporation(a)	24,128	584,621
		6,271,295
Commercial Services & Supplies — 0.6%
Cintas Corp.	1,500	41,940
Covanta Holding Corp.	8,602	147,869
R.R. Donnelley & Sons Co.	21,147	369,438
Republic Services, Inc.	37,677	1,125,035
		1,684,282
Communications Equipment — 0.2%
Brocade Communications Systems, Inc.*	16,973	89,787
Tellabs, Inc.(a)	54,910	372,290
		462,077
Construction & Engineering — 0.2%
KBR, Inc.	4,596	140,040
Quanta Services, Inc.*	5,316	105,895
URS Corp.*	11,979	498,446
		744,381
Construction Materials — 0.3%
Vulcan Materials Co.	19,042	844,703
Consumer Finance — 1.0%
Capital One Financial Corp.	74,253	3,160,208
Containers & Packaging — 0.0%
Sealed Air Corp.	3,700	94,165
Temple-Inland, Inc.	1,900	40,356
		134,521
Diversified Consumer Services — 0.0%
Service Corp. International	4,703	38,800
Diversified Financial Services — 7.8%
Bank of America Corp.	624,372	8,329,122
Citigroup, Inc.*	2,404,703	11,374,245
CME Group, Inc.	9,622	3,095,879
NYSE Euronext	3,354	100,553
The NASDAQ OMX Group, Inc.*	28,325	671,586
		23,571,385
Diversified Telecommunication Services — 5.2%
AT&T, Inc.	385,278	11,319,468
CenturyLink, Inc.(a)	43,581	2,012,135
Frontier Communications Corp.	5,300	51,569
Verizon Communications, Inc.	64,976	2,324,841
		15,708,013
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	20,100	688,425
Avnet, Inc.*	25,300	835,659
AVX Corp.	8,790	135,630
Ingram Micro, Inc., Class A*	27,460	524,211
Tech Data Corp.*	2,403	105,780
		2,289,705
Energy Equipment & Services — 2.9%
Baker Hughes, Inc.	1,581	90,386
Helmerich & Payne, Inc.(a)	16,667	808,016
Nabors Industries Ltd.*	40,064	939,901
National Oilwell Varco, Inc.	63,144	4,246,434
Patterson-UTI Energy, Inc.	23,200	499,960
Pride International, Inc.*	27,225	898,425
Rowan Cos, Inc.*	19,250	672,018
Tidewater, Inc.(a)	8,682	467,439
Unit Corp.*	600	27,888
		8,650,467
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	215,912	7,507,260
Safeway, Inc.	38,038	855,475
SUPERVALU, Inc.(a)	33,814	325,629
		8,688,364
Food Products — 4.7%
Archer-Daniels-Midland Co.	95,728	2,879,498
Bunge Ltd.	11,980	784,930
Corn Products International, Inc.	12,700	584,200
Del Monte Foods Co.	26,535	498,858
Kraft Foods, Inc., Class A	206,678	6,512,424
Ralcorp Holdings, Inc.*	6,960	452,470
Smithfield Foods, Inc.(a)*	24,599	507,477
The J.M. Smucker Co.	18,040	1,184,326
Tyson Foods, Inc., Class A	52,207	899,004
		14,303,187
Health Care Equipment & Supplies — 1.0%
Alere, Inc.(a)*	9,211	337,123
Boston Scientific Corp.*	148,090	1,121,041
CareFusion Corp.*	27,959	718,546
Hologic, Inc.*	36,863	693,762
Teleflex, Inc.(a)	2,591	139,422
The Cooper Cos., Inc.	637	35,888
		3,045,782
Health Care Providers & Services — 4.1%
Aetna, Inc.	66,065	2,015,643
CIGNA Corp.	365	13,381
Community Health Systems, Inc.*	13,786	515,183
Coventry Health Care, Inc.*	22,712	599,597

See notes to financial statements.
14

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Health Net, Inc.*	11,252	$307,067
Humana, Inc.*	24,131	1,320,931
Omnicare, Inc.	16,400	416,396
UnitedHealth Group, Inc.	79,684	2,877,389
WellPoint, Inc.*	77,407	4,401,362
		12,466,949
Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	90,764	4,185,128
MGM Resorts International(a)*	67,290	999,257
Penn National Gaming, Inc.*	3,963	139,300
Royal Caribbean Cruises Ltd.*	32,161	1,511,567
Wendy's/Arby's Group, Inc., Class A	29,499	136,285
Wyndham Worldwide Corp.	26,365	789,895
		7,761,432
Household Durables — 1.4%
DR Horton, Inc.	37,204	443,843
Fortune Brands, Inc.	22,867	1,377,737
Lennar Corp., Class A	25,133	471,244
Mohawk Industries, Inc.(a)*	11,600	658,416
Pulte Homes, Inc.(a)*	46,931	352,921
Stanley Black & Decker, Inc.	5,531	369,858
Toll Brothers, Inc.(a)*	26,700	507,300
		4,181,319
Independent Power Producers & Energy Traders — 0.6%
Calpine Corp.*	62,051	827,760
NRG Energy, Inc.*	26,786	523,399
The AES Corp.*	29,206	355,729
		1,706,888
Industrial Conglomerates — 4.1%
General Electric Co.	611,418	11,182,835
Tyco International Ltd.	32,992	1,367,189
		12,550,024
Insurance — 9.3%
Allied World Assurance Co., Holdings Ltd.	6,278	373,164
Allstate Corp.	2,903	92,548
American Financial Group, Inc.	19,642	634,240
American National Insurance Co.	4,492	384,605
Aspen Insurance Holdings Ltd.	7,538	215,738
Assurant, Inc.	16,553	637,621
Assured Guaranty Ltd.(a)	3,257	57,649
Axis Capital Holdings Ltd.	18,653	669,270
CNA Financial Corp.(a)*	45,652	1,234,887
Endurance Specialty Holdings Ltd.(a)	1,315	60,582
Everest Re Group Ltd.(a)	7,352	623,597
First American Financial Corp.	814	12,161
Genworth Financial, Inc., Class A*	72,608	954,069
Hanover Insurance Group, Inc.	8,904	415,995
Hartford Financial Services Group, Inc.	65,734	1,741,294
Lincoln National Corp.	50,189	1,395,756
Loews Corp.	73,779	2,870,741
MBIA, Inc.*	2,571	30,826
MetLife, Inc.	130,598	5,803,775
Old Republic International Corp.(a)	41,075	559,852
PartnerRe Ltd.	4,090	328,631
Prudential Financial, Inc.	68,610	4,028,093
Reinsurance Group of America, Inc.	12,042	646,776
The Travelers Companies, Inc.	13,948	777,043
Transatlantic Holdings, Inc.	9,969	514,600
UnumProvident Corp.	52,428	1,269,806
Validus Holdings Ltd.(a)	10,899	333,618
Wesco Financial Corp.	1,217	448,355
White Mountains Insurance Group Ltd.	656	220,154
XL Group PLC	40,676	887,550
		28,222,996
Internet & Catalog Retail — 0.5%
Liberty Media Corp. - Interactive, Class A*	102,856	1,622,039
Internet Software & Services — 0.3%
AOL, Inc.*	17,333	410,965
IAC/InterActiveCorp(a)*	22,434	643,856
		1,054,821
IT Services — 0.9%
Computer Sciences Corp.	26,461	1,312,466
CoreLogic, Inc.	11,296	209,202
Fidelity National Information Services, Inc.	42,893	1,174,839
		2,696,507
Life Sciences Tools & Services — 1.3%
PerkinElmer, Inc.	15,902	410,590
Thermo Fisher Scientific, Inc.*	64,168	3,552,340
		3,962,930
Machinery — 0.9%
AGCO Corp.*	14,904	755,037
Ingersoll Rand PLC(a)	23,600	1,111,324
Pentair, Inc.	11,168	407,744
Terex Corp.(a)*	13,460	417,798
		2,691,903
Media — 10.4%
CBS Corp., Class B	111,595	2,125,885
CBS Corp., Class A	8,700	165,561
Clear Channel Outdoor Holdings, Inc., Class A*	4,600	64,584
Comcast Corp., Class A	363,010	7,975,330
Comcast Corp., Class A Special	125,831	2,618,543
Liberty Media - Starz Series A*	8,585	570,731
News Corp., Class A	288,401	4,199,119
News Corp., Class B(a)	110,939	1,821,618
The Washington Post Co., Class B(a)	1,016	446,532
Time Warner Cable, Inc.	63,900	4,219,317
Time Warner, Inc.	197,031	6,338,487
Walt Disney Co.	28,873	1,083,026
		31,628,733
Metals & Mining — 1.5%
Alcoa, Inc.	163,095	2,510,032
Coeur d'Alene Mines Corp.*	700	19,124
Reliance Steel & Aluminum Co.	11,093	566,853
Steel Dynamics, Inc.(a)	25,141	460,080
United States Steel Corp.	17,100	998,982
		4,555,071
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	60,366	1,920,242
Multiline Retail — 0.9%
J.C. Penney Co., Inc.(a)	33,344	1,077,345
Macy's, Inc.	14,751	373,200
Sears Holdings Corp.(a)*	18,919	1,395,276
		2,845,821
Office Electronics — 0.4%
Xerox Corp.	105,819	1,219,035
Oil, Gas & Consumable Fuels — 13.5%
Anadarko Petroleum Corp.	84,588	6,442,222
Cabot Oil & Gas Corp.	3,394	128,463
Chesapeake Energy Corp.(a)	98,936	2,563,432
Chevron Corp.	30,984	2,827,290
ConocoPhillips	188,421	12,831,470

See notes to financial statements.
15

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Denbury Resources, Inc.*	27,891	$532,439
Hess Corp.	45,293	3,466,726
Marathon Oil Corp.	115,078	4,261,338
Murphy Oil Corp.	11,383	848,603
Noble Energy, Inc.	16,142	1,389,504
Pioneer Natural Resources Co.(a)	19,476	1,690,906
Plains Exploration & Production Co.*	19,972	641,900
QEP Resources, Inc.	5,776	209,727
Sunoco, Inc.	17,249	695,307
Tesoro Corp.(a)*	10,200	189,108
Valero Energy Corp.	88,901	2,055,391
		40,773,826
Paper & Forest Products — 1.1%
Domtar Corp.(a)	6,554	497,580
International Paper Co.	72,329	1,970,242
MeadWestvaco Corp.	28,813	753,748
		3,221,570
Pharmaceuticals — 2.9%
King Pharmaceuticals, Inc.*	41,500	583,075
Pfizer, Inc.	438,926	7,685,594
Watson Pharmaceuticals, Inc.*	11,819	610,451
		8,879,120
Road & Rail — 6.1%
CSX Corp.	67,705	4,374,420
Hertz Global Holdings, Inc.*	49,461	716,690
Kansas City Southern*	14,109	675,257
Norfolk Southern Corp.	68,700	4,315,734
Ryder System, Inc.	9,500	500,080
Union Pacific Corp.	85,014	7,877,397
		18,459,578
Semiconductors & Semiconductor Equipment — 0.2%
MEMC Electronic Materials, Inc.*	21,253	239,309
Micron Technology, Inc.(a)*	48,737	390,870
		630,179
Software — 0.3%
Activision Blizzard, Inc.	83,074	1,033,440
Specialty Retail — 0.5%
AutoNation, Inc.(a)*	19,038	536,872
Foot Locker, Inc.	20,102	394,401
GameStop Corp., Class A(a)*	16,878	386,169
Signet Jewelers Ltd.*	1,561	67,747
		1,385,189
Thrifts & Mortgage Finance — 0.0%
People's United Financial, Inc.	1,513	21,197
Wireless Telecommunication Services — 1.2%
MetroPCS Communications, Inc.(a)*	48,793	616,255
Sprint Nextel Corp.*	464,664	1,965,529
Telephone & Data Systems, Inc.	8,400	307,020
Telephone & Data Systems, Inc., Special Shares	14,096	444,306
United States Cellular Corp.*	6,900	344,586
		3,677,696
TOTAL COMMON STOCKS
(Identified Cost $262,775,618)		302,454,413

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	361,002	361,002
		361,003
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $361,003)		361,003

COLLATERAL FOR SECURITIES ON LOAN — 5.0%
Short-Term — 5.0%
State Street Navigator Securities Lending Prime Portfolio	15,156,538	15,156,538
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $15,156,538)		15,156,538

Total Investments — 105.0%
(Identified Cost $278,293,159)#		317,971,954
Liabilities, Less Cash and Other Assets — (5.0%)		(15,011,859)
Net Assets — 100.0%		$302,960,095

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2010, the market value of the securities on loan was $15,019,075.
*	Non-income producing security.
#	At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $278,293,159. Net unrealized appreciation aggregated $39,678,795 of which $63,551,350 related to appreciated investment securities and $23,872,555 related to depreciated investment securities.

See notes to financial statements.
16

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.9%
AAR Corp.*	9,000	$247,230
Aerovironment, Inc.(a)*	4,618	123,901
American Science & Engineering, Inc.	2,000	170,460
Applied Signal Technology, Inc.	3,400	128,826
Arotech Corp.*	2,757	4,577
Ascent Solar Technologies, Inc.(a)*	4,114	13,823
Astronics Corp.*	1,851	38,871
Ceradyne, Inc.*	5,525	174,203
CPI Aerostructures, Inc.*	1,342	18,882
Cubic Corp.	6,700	315,905
Curtiss-Wright Corp.	9,650	320,380
DigitalGlobe, Inc.(a)*	9,173	290,876
Ducommun, Inc.	2,055	44,758
Esterline Technologies Corp.*	6,500	445,835
GenCorp, Inc.(a)*	13,000	67,210
GeoEye, Inc.*	4,200	178,038
HEICO Corp.(a)	2,924	149,212
HEICO Corp., Class A	3,900	145,548
Herley Industries, Inc.*	2,700	46,764
Hexcel Corp.*	20,443	369,814
Innovative Solutions & Support, Inc.*	4,950	28,066
Kratos Defense & Security Solutions, Inc.*	3,833	50,481
Ladish Co., Inc.*	3,100	150,691
LMI Aerospace, Inc.*	2,400	38,376
Moog, Inc., Class A*	8,223	327,275
National Presto Industries, Inc.(a)	1,000	130,010
Orbital Sciences Corp.*	13,200	226,116
Sparton Corp.*	700	5,768
Sypris Solutions, Inc.*	4,000	17,040
Taser International, Inc.*	14,900	70,030
Teledyne Technologies, Inc.*	8,099	356,113
The Allied Defense Group, Inc.(a)*	1,000	3,350
Triumph Group, Inc.	3,700	330,817
		5,029,246
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.*	13,990	110,521
Atlas Air Worldwide Holdings, Inc.*	4,900	273,567
Dynamex, Inc.*	2,200	54,472
Express-1 Expedited Solutions, Inc.(a)*	3,507	8,943
Forward Air Corp.	6,430	182,483
HUB Group, Inc., Class A*	8,300	291,662
Pacer International, Inc.(a)*	5,200	35,568
Park-Ohio Holdings Corp.*	3,058	63,943
UTi Worldwide, Inc.	19,667	416,940
		1,438,099
Airlines — 0.7%
Airtran Holdings, Inc.*	28,350	209,507
Alaska Air Group, Inc.*	9,700	549,893
Allegiant Travel Co.	3,600	177,264
ATA Holdings Corp.(a),(b)	600	—
Hawaiian Holdings, Inc.(a)*	11,300	88,592
JetBlue Airways Corp.(a)*	39,710	262,483
Pinnacle Airlines Corp.*	5,350	42,265
Republic Airways Holdings, Inc.(a)*	9,900	72,468
Skywest, Inc.	14,100	220,242
US Airways Group, Inc.*	32,250	322,822
		1,945,536
Auto Components — 0.9%
American Axle & Manufacturing Holdings, Inc.(a)*	15,000	192,900
Amerigon, Inc.(a)*	5,000	54,400
Cooper Tire & Rubber Co.	13,300	313,614
Dana Holding Corp.*	1,413	24,318
Dorman Products, Inc.(a)*	3,350	121,404
Drew Industries, Inc.	4,800	109,056
Enova Systems, Inc.*	2,300	2,875
Exide Technologies*	17,000	159,970
Federal Mogul Corp.*	15,600	322,140
Fuel Systems Solutions, Inc.*	4,600	135,148
Modine Manufacturing Co.*	10,100	156,550
Motorcar Parts of America, Inc.*	2,441	31,830
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	4,590
Shiloh Industries, Inc.	3,600	43,020
Spartan Motors, Inc.	6,900	42,021
Standard Motor Products, Inc.	4,420	60,554
Stoneridge, Inc.*	6,100	96,319
Strattec Security Corp.	700	23,331
Superior Industries International, Inc.	5,600	118,832
Tenneco, Inc.*	10,500	432,180
Williams Controls, Inc.*	1,500	15,900
		2,460,952
Automobiles — 0.2%
Thor Industries, Inc.(a)	13,400	455,064
Winnebago Industries(a)*	6,500	98,800
		553,864
Beverages — 0.2%
Boston Beer Co., Inc., Class A(a)*	2,400	228,216
Central European Distribution Corp.*	3,257	74,585
Coca-Cola Bottling Co., Consolidated(a)	921	51,189
Craft Brewers Alliance, Inc.(a)*	3,511	25,981
Heckmann Corp.(a)*	17,417	87,608
MGP Ingredients, Inc.(a)	3,100	34,224
National Beverage Corp.(a)	10,920	143,489
		645,292
Biotechnology — 3.1%
Acadia Pharmaceuticals, Inc.*	8,300	9,877
Achillion Pharmaceuticals, Inc.*	5,400	22,410
Acorda Therapeutics, Inc.*	3,545	96,637
Affymax, Inc.(a)*	5,485	36,475
Alkermes, Inc.*	19,225	236,083
Allos Therapeutics, Inc.(a)*	20,200	93,122
Alnylam Pharmaceuticals, Inc.*	8,900	87,754
AMAG Pharmaceuticals, Inc.*	3,900	70,590
Amicus Therapeutics, Inc.*	1,913	8,819
Anadys Pharmaceuticals, Inc.*	4,900	6,958
Antigenics, Inc.(a)*	4,500	4,500
ARCA Biopharma, Inc.(a)*	600	1,902
Arena Pharmaceuticals, Inc.(a)*	15,700	27,004
Ariad Pharmaceuticals, Inc.(a)*	26,550	135,405
Arqule, Inc.(a)*	13,750	80,713
Array Biopharma, Inc.(a)*	11,866	35,479
AVI BioPharma, Inc.(a)*	500	1,060
BioCryst Pharmaceuticals, Inc.(a)*	8,600	44,462
Biosante Pharmaceuticals, Inc.(a)*	6,696	10,981
BioTime, Inc.*	4,997	41,625
Celera Corp.*	58,382	367,807
Celldex Therapeutics, Inc.(a)*	5,757	23,719
Celsion Corp.*	2,900	5,945
Cepheid, Inc.(a)*	7,548	171,717
Cleveland Biolabs, Inc.*	1,100	7,942
Clinical Data, Inc.(a)*	7,573	120,486
Codexis, Inc.(a)*	2,255	23,903
Cubist Pharmaceuticals, Inc.*	13,200	282,480
Curis, Inc.*	13,600	26,928
Cyclacel Pharmaceuticals, Inc.(a)*	6,400	9,408

See notes to financial statements.
17

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Cytokinetics, Inc.(a)*	13,046	$27,266
Cytori Therapeutics, Inc.(a)*	7,700	39,963
Dusa Pharmaceuticals, Inc.(a)*	2,809	6,882
Dyax Corp.(a)*	28,500	60,990
Dynavax Technologies Corp.(a)*	9,900	31,680
Emergent Biosolutions, Inc.*	6,743	158,191
Enzon Pharmaceuticals, Inc.*	13,152	160,060
Exelixis, Inc.(a)*	25,100	206,071
Genomic Health, Inc.*	6,600	141,174
GenVec, Inc.(a)*	8,998	5,039
Geron Corp.(a)*	17,500	90,475
GTx, Inc.*	4,385	11,620
Halozyme Therapeutics, Inc.(a)*	16,500	130,680
Hemispherx Biopharma, Inc.(a)*	10,000	4,907
iBio, Inc.(a)*	2,200	6,952
Idenix Pharmaceuticals, Inc.*	13,500	68,040
Idera Pharmaceuticals, Inc.(a)*	4,700	13,489
Immunogen, Inc.(a)*	13,662	126,510
Immunomedics, Inc.(a)*	16,908	60,531
Incyte Corp., Ltd.*	24,200	400,752
Infinity Pharmaceuticals, Inc.*	6,050	35,877
InterMune, Inc.*	7,926	288,506
Isis Pharmaceuticals, Inc.(a)*	15,324	155,079
Lexicon Pharmaceuticals, Inc.(a)*	36,298	52,269
Ligand Pharmaceuticals, Inc., Class B*	3,962	35,341
Luna Innovations, Inc.(a)*	1,600	2,720
MannKind Corp.(a)*	26,587	214,291
Martek Biosciences Corp.*	11,900	372,470
Maxygen, Inc.(a)	12,058	47,388
Medivation, Inc.*	6,300	95,571
Metabolix, Inc.(a)*	4,200	51,114
Micromet, Inc.(a)*	11,066	89,856
Molecular Insight Pharmaceuticals, Inc.*	3,500	560
Momenta Pharmaceuticals, Inc.(a)*	6,700	100,299
Myrexis, Inc.*	3,735	15,538
Nabi Biopharmaceuticals*	28,400	164,436
Nanosphere, Inc.(a)*	4,259	18,569
Neuralstem, Inc.*	4,429	9,390
Neurocrine Biosciences, Inc.*	10,600	80,984
NeurogesX, Inc.(a)*	1,965	12,497
Novavax, Inc.*	16,174	39,303
NPS Pharmaceuticals, Inc.*	14,327	113,183
OncoGenex Pharmaceutical, Inc.(a)*	15	252
Oncothyreon, Inc.*	4,100	13,325
Onyx Pharmaceuticals, Inc.*	11,900	438,753
Opko Health, Inc.*	12,963	47,574
Orchid Cellmark, Inc.*	9,850	19,109
Orexigen Therapeutics, Inc.(a)*	6,964	56,269
Osiris Therapeutics, Inc.*	5,602	43,640
PDL BioPharma, Inc.(a)	29,347	182,832
Pharmasset, Inc.(a)*	4,807	208,672
PharmAthene, Inc.*	3,800	16,074
Poniard Pharmaceuticals, Inc.(a)*	4,200	2,184
Progenics Pharmaceuticals, Inc.(a)*	6,500	35,490
ReGeneRx Biopharmaceuticals, Inc.*	10,000	2,200
Repligen Corp.(a)*	7,000	32,830
Rigel Pharmaceuticals, Inc.*	12,996	97,860
Sangamo Biosciences, Inc.(a)*	9,250	61,420
Savient Pharmaceuticals, Inc.(a)*	8,920	99,369
Sciclone Pharmaceuticals, Inc.(a)*	15,200	63,536
Seattle Genetics, Inc.(a)*	9,512	142,204
Senesco Technologies, Inc.*	89	24
Spectrum Pharmaceuticals, Inc.(a)*	12,000	82,440
StemCells, Inc.(a)*	17,100	18,468
Synta Pharmaceuticals Corp.(a)*	6,472	39,609
Targacept, Inc.*	4,194	111,141
Theravance, Inc.(a)*	10,377	260,151
Transcept Pharmaceuticals, Inc.(a)*	4,028	29,807
Trimeris, Inc.(a)*	6,213	15,346
Vanda Pharmaceuticals, Inc.*	2,900	27,434
Vical, Inc.*	9,000	18,180
		8,004,897
Building Products — 0.8%
A.O. Smith Corp.	7,350	279,888
AAON, Inc.(a)	3,900	110,019
American Woodmark Corp.	3,200	78,528
Ameron International Corp.	2,000	152,740
Apogee Enterprises, Inc.	6,300	84,861
Builders FirstSource, Inc.*	8,500	16,745
Gibraltar Industries, Inc.*	6,800	92,276
Griffon Corp.*	12,740	162,308
Insteel Industries, Inc.	4,000	49,960
NCI Building Systems, Inc.(a)*	2,680	37,493
PGT, Inc.(a)*	3,525	8,636
Quanex Building Products Corp.	7,625	144,646
Simpson Manufacturing Co., Inc.	11,100	343,101
Trex Co., Inc.*	2,700	64,692
U.S. Home Systems, Inc.(a)*	1,100	5,379
Universal Forest Products, Inc.(a)	4,200	163,380
USG Corp.*	17,888	301,055
		2,095,707
Capital Markets — 1.4%
American Capital Ltd.*	50,567	382,287
BGC Partners, Inc., Class A(a)	11,800	98,058
Calamos Asset Management, Inc.	4,127	57,778
Cohen & Steers, Inc.	9,400	245,340
Cowen Group, Inc., Class A(a)*	2,900	13,514
Duff & Phelps Corp., Class A	5,590	94,247
Epoch Holding Corp.(a)	4,247	65,956
Evercore Partners, Inc., Class A	4,057	137,938
Firstcity Financial Corp.*	2,100	16,905
GAMCO Investors, Inc., Class A	1,700	81,617
GFI Group, Inc.(a)	24,274	113,845
Gleacher & Co., Inc.(a)*	20,047	47,511
Harris & Harris Group, Inc.*	7,000	30,660
HFF, Inc., Class A*	2,500	24,150
International Assets Holding Corp.(a)*	2,784	65,702
Internet Capital Group, Inc.*	8,600	122,292
Investment Technology Group, Inc.*	9,700	158,789
JMP Group, Inc.	2,627	20,044
KBW, Inc.	7,474	208,674
Knight Capital Group, Inc., Class A*	18,961	261,472
LaBranche & Co., Inc.*	5,496	19,786
MCG Capital Corp.(a)	15,257	106,341
Medallion Financial Corp.	3,400	27,880
MF Global Holdings Ltd.(a)*	34,299	286,740
Oppenheimer Holdings, Inc., Class A(a)	2,133	55,906
optionsXpress Holdings, Inc.(a)	14,500	227,215
Penson Worldwide, Inc.(a)*	2,800	13,692
Piper Jaffray Cos.*	3,100	108,531
Pzena Investment Management, Inc., Class A	794	5,836

See notes to financial statements.
18

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Rodman & Renshaw Capital Group, Inc.(a)*	5,100	$13,668
Safeguard Scientifics, Inc.(a)*	3,700	63,196
Sanders Morris Harris Group, Inc.(a)	5,700	41,325
Stifel Financial Corp.(a)*	6,055	375,652
SWS Group, Inc.	5,901	29,800
Teton Advisors, Inc.	25	247
TradeStation Group, Inc.(a)*	9,706	65,516
Virtus Investment Partners, Inc.*	905	41,060
Westwood Holdings Group, Inc.(a)	258	10,310
		3,739,480
Chemicals — 2.6%
A. Schulman, Inc.	6,427	147,114
American Pacific Corp.(a)*	1,000	5,750
American Vanguard Corp.(a)	6,233	53,230
Arabian American Development Co.(a)*	2,400	10,776
Arch Chemicals, Inc.	5,600	212,408
Balchem Corp.	6,525	220,610
Cabot Corp.	2,166	81,550
Calgon Carbon Corp.(a)*	12,275	185,598
Chase Corp.(a)	700	11,410
Core Molding Technologies, Inc.*	1,500	8,640
Ferro Corp.*	19,000	278,160
Flotek Industries, Inc.(a)*	4,400	23,980
Georgia Gulf Corp.(a)*	6,462	155,476
H.B. Fuller Co.	10,900	223,668
Hawkins, Inc.	1,619	71,884
Innophos Holdings, Inc.	4,300	155,144
Innospec, Inc.*	4,316	88,046
KMG Chemicals, Inc.	2,500	41,425
Koppers Holdings, Inc.	4,400	157,432
Kraton Performance Polymers, Inc.*	4,138	128,071
Kronos Worldwide, Inc.	11,107	471,936
Landec Corp.*	10,074	60,243
LSB Industries, Inc.*	4,300	104,318
Minerals Technologies, Inc.	4,400	287,804
Nanophase Technologies Corp.(a)*	4,200	4,956
NewMarket Corp.(a)	3,400	419,458
NL Industries, Inc.	11,700	130,572
Olin Corp.	17,277	354,524
OM Group, Inc.*	6,900	265,719
Omnova Solutions, Inc.*	8,140	68,050
Penford Corp.*	3,648	22,289
PolyOne Corp.*	20,800	259,792
Quaker Chemical Corp.	2,260	94,174
Senomyx, Inc.(a)*	7,000	49,910
Sensient Technologies Corp.	11,300	415,049
Spartech Corp.*	6,900	64,584
Stepan Co.	1,700	129,659
STR Holdings, Inc.(a)*	7,400	148,000
Valhi, Inc.	3,906	86,362
W.R. Grace & Co.*	1,945	68,328
Westlake Chemical Corp.(a)	15,100	656,397
Zagg, Inc.*	4,100	31,242
Zep, Inc.	4,300	85,484
Zoltek Cos., Inc.*	11,060	127,743
		6,666,965
Commercial Banks — 5.8%
1st Source Corp.(a)	5,867	118,748
1st United Bancorp, Inc.(a)*	3,733	25,795
Amcore Financial, Inc.*	4,556	5
AmericanWest Bancorp*	3,866	12
Ameris Bancorp*	4,395	46,323
AmeriServ Financial, Inc.(a)*	4,400	6,952
Arrow Financial Corp.(a)	2,470	67,950
Bancfirst Corp.(a)	3,000	123,570
Bancorp, Inc.(a)*	4,200	42,714
BancTrust Financial Group, Inc.(a)*	3,390	9,051
Bank of Florida Corp.*	3,000	48
Bank of Granite Corp.(a)*	3,446	1,819
Bank of the Ozarks, Inc.(a)	4,000	173,400
Banner Corp.	4,360	10,115
Boston Private Financial Holdings, Inc.(a)	14,973	98,073
Bryn Mawr Bank Corp.	1,771	30,904
Cadence Financial Corp.*	2,400	5,904
Camden National Corp.(a)	2,000	72,460
Cape Bancorp, Inc.(a)*	236	2,006
Capital City Bank Group, Inc.(a)	2,541	32,017
CapitalSource, Inc.	53,263	378,167
Capitol Bancorp Ltd.(a)*	3,700	1,918
Cardinal Financial Corp	6,692	77,828
Cascade Financial Corp.(a)*	2,077	926
Cathay General Bancorp(a)	17,129	286,054
Center Bancorp, Inc.(a)	3,180	25,790
Center Financial Corp.*	6,641	50,339
Centerstate Banks of Florida, Inc.	4,385	34,729
Central Pacific Financial Corp.(a)*	7,100	10,863
Chemical Financial Corp.(a)	5,531	122,512
Citizens Republic Bancorp, Inc.*	17,060	10,492
City Holding Co.(a)	6,502	235,567
CoBiz Financial, Inc.	6,875	41,800
Colony Bankcorp, Inc.(a)*	1,100	4,455
Columbia Banking System, Inc.(a)	8,175	172,166
Community Bank System, Inc.(a)	6,300	174,951
Community Trust Bancorp, Inc.(a)	4,498	130,262
CVB Financial Corp.(a)	21,055	182,547
Danvers Bancorp, Inc.	4,091	72,288
Dearborn Bancorp, Inc.(a)*	1,050	1,775
Encore Bancshares, Inc.*	500	5,130
Enterprise Financial Services Corp.	2,856	29,874
Fidelity Southern Corp.(a)*	100	698
Financial Institutions, Inc.(a)	1,700	32,249
First Bancorp(a)	3,400	52,054
First Busey Corp., Class A	12,676	59,577
First Citizens BancShares, Inc.	200	37,810
First Commonwealth Financial Corp.(a)	20,998	148,666
First Community Bancshares, Inc.	2,661	39,755
First Financial Bancorp(a)	11,675	215,754
First Financial Bankshares, Inc.(a)	4,735	242,337
First Financial Corp.(a)	3,200	112,448
First Merchants Corp.(a)	4,691	41,562
First Midwest Bancorp, Inc.	13,794	158,907
First Regional Bancorp*	2,700	27
First Security Group, Inc.*	2,000	1,820
First South Bancorp, Inc.	1,100	7,117
First State Bancorp*	4,900	245
FNB Corp.(a)	25,175	247,219
FNB United Corp.*	2,073	653
Frontier Financial Corp.*	1,089	109
Fulton Financial Corp.(a)	29,930	309,476

See notes to financial statements.
19

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
German American Bancorp, Inc.(a)	2,400	$44,196
Glacier Bancorp, Inc.(a)	13,672	206,584
Great Southern Bancorp, Inc.	3,025	71,360
Green Bankshares, Inc.(a)*	2,220	7,104
Guaranty Bancorp*	11,800	16,638
Hampden Bancorp, Inc.(a)	300	3,399
Hampton Roads Bankshares, Inc.*	2,548	1,325
Hancock Holding Co.(a)	7,700	268,422
Hanmi Financial Corp.*	9,300	10,695
Heartland Financial USA, Inc.	5,400	94,284
Heritage Commerce Corp.*	3,188	14,314
Home Bancorp, Inc.(a)*	692	9,563
Home Bancshares, Inc.(a)	4,869	107,264
Horizon Financial Corp.*	2,725	10
Hudson Valley Holding Corp.	2,550	63,138
Iberiabank Corp.	5,375	317,824
Independent Bank Corp.(a)	4,282	115,828
Independent Bank Corp.(a)*	468	608
Integra Bank Corp.(a)*	4,000	2,880
International Bancshares Corp.(a)	13,920	278,818
Intervest Bancshares Corp.*	1,400	4,116
Investors Bancorp, Inc.(a)*	34,155	448,114
Lakeland Bancorp, Inc.(a)	5,276	57,878
Lakeland Financial Corp.	3,189	68,436
Macatawa Bank Corp.(a)*	3,307	13,625
MainSource Financial Group, Inc.	4,530	47,157
MB Financial, Inc.(a)	8,840	153,109
MBT Financial Corp.(a)*	7,300	12,994
Mercantile Bank Corp.	1,265	10,259
Metro Bancorp, Inc.*	1,569	17,275
Midsouth Bancorp, Inc.	2,100	32,256
Midwest Banc Holdings, Inc.*	6,400	19
Nara Bancorp, Inc.*	6,516	63,987
National Penn Bancshares, Inc.(a)	25,659	206,042
NBT Bancorp, Inc.(a)	7,860	189,819
New Century Bancorp, Inc.*	200	930
NewBridge Bancorp*	1,200	5,592
Northfield Bancorp, Inc.(a)	7,400	98,568
Old National Bancorp(a)	18,700	222,343
Old Second Bancorp, Inc.	3,268	5,261
Oriental Financial Group, Inc.(a)	9,336	116,607
Pacific Capital Bancorp(a)*	1,807	51,066
Pacific Continental Corp.	2,600	26,156
Pacific Mercantile Bancorp(a)*	2,500	9,275
Pacific Premier Bancorp, Inc.*	300	1,887
PacWest Bancorp(a)	6,200	132,556
Park National Corp.(a)	3,450	250,711
Patriot National Bancorp, Inc.(a)*	500	1,050
Peapack Gladstone Financial Corp.	1,312	17,122
Peoples Bancorp, Inc.(a)	2,300	35,995
Pinnacle Financial Partners, Inc.(a)*	5,500	74,690
Preferred Bank.*	2,970	5,227
PrivateBancorp, Inc.(a)	12,476	179,405
Prosperity Bancshares, Inc.(a)	10,600	416,368
Renasant Corp.(a)	5,000	84,550
Republic Bancorp, Inc., Class A	7,344	174,420
Republic First Bancorp, Inc.*	1,450	3,524
S&T Bancorp, Inc.	6,000	135,540
S.Y. Bancorp, Inc.	2,891	70,974
Sandy Spring Bancorp, Inc.(a)	6,300	116,109
SCBT Financial Corp.(a)	1,776	58,164
Seacoast Banking Corp. of Florida*	4,572	6,675
Sierra Bancorp	2,100	22,533
Signature Bank*	8,200	410,000
Simmons First National Corp., Class A(a)	3,100	88,350
Southern Community Financial Corp.(a)*	3,300	3,630
Southern Connecticut Bancorp, Inc.(a)*	200	830
Southside Bancshares, Inc.(a)	3,161	66,602
Southwest Bancorp, Inc.*	3,700	45,880
State Bancorp, Inc.(a)	2,377	21,987
StellarOne Corp.(a)	3,844	55,892
Sterling Bancorp.	4,640	48,581
Sterling Bancshares, Inc.(a)	21,400	150,228
Sterling Financial Corp.(a)*	187	3,547
Suffolk Bancorp(a)	2,200	54,296
Sun Bancorp, Inc(a)*	5,254	24,379
Superior Bancorp(a)*	1,800	1,031
Susquehanna Bancshares, Inc.(a)	23,349	226,018
SVB Financial Group(a)*	7,900	419,095
Synovus Financial Corp.(a)	24,844	65,588
Taylor Capital Group, Inc.(a)*	2,764	36,347
Texas Capital Bancshares, Inc.(a)*	7,000	148,890
TIB Financial Corp.*	10	207
Tompkins Financial Corp.(a)	2,420	94,767
Tower Bancorp, Inc.	890	19,616
TowneBank(a)	4,312	68,518
Trico Bancshares(a)	3,800	61,370
Trustmark Corp.(a)	13,700	340,308
UMB Financial Corp.(a)	7,700	318,934
Umpqua Holdings Corp.	20,806	253,417
Union First Market Bankshares Corp.(a)	4,860	71,831
United Bankshares, Inc.(a)	10,300	300,760
United Community Banks, Inc.(a)*	14,989	29,229
United Security Bancshares*	850	3,196
Univest Corp. of Pennsylvania	3,100	59,427
Virginia Commerce Bancorp*	5,786	35,757
Washington Banking Co.	2,374	32,548
Washington Trust Bancorp, Inc.(a)	3,000	65,640
Webster Financial Corp.(a)	15,320	301,804
WesBanco, Inc.(a)	5,363	101,682
West Bancorporation, Inc.(a)	5,350	41,677
West Coast Bancorp.*	15,040	42,413
Westamerica Bancorporation(a)	6,300	349,461
Western Alliance Bancorp(a)*	15,089	111,055
Whitney Holding Corp.(a)	15,475	218,971
Wilmington Trust Corp.(a)	14,628	63,486
Wilshire Bancorp, Inc.	6,600	50,292
Wintrust Financial Corp.	5,950	196,529
Yadkin Valley Financial Corp.*	1,400	2,534
		15,016,020
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	11,398	299,768
ACCO Brands Corp.(a)*	12,200	103,944
American Reprographics Co.*	10,300	78,177
Amrep Corp.*	1,500	18,045
APAC Customer Services, Inc.*	11,000	66,770
Casella Waste Systems, Inc., Class A*	5,500	38,995
Ceco Environmental Corp.(a)*	3,800	22,648
Cenveo, Inc.(a)*	12,200	65,148
Champion Industries, Inc.*	2,100	2,520
Clean Harbors, Inc.*	4,100	344,728
Command Security Corp.(a)*	4,300	8,643

See notes to financial statements.
20

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Consolidated Graphics, Inc.*	2,500	$121,075
Courier Corp.	1,857	28,821
Deluxe Corp.	10,400	239,408
Document Security Systems, Inc.(a)*	3,392	18,079
EnergySolutions, Inc.(a)	15,811	88,067
EnerNOC, Inc.(a)*	4,955	118,474
Ennis, Inc.	5,800	99,180
Fuel Tech, Inc.*	3,948	38,335
G&K Services, Inc., Class A	4,300	132,913
Healthcare Services Group, Inc.(a)	25,836	420,352
Herman Miller, Inc.(a)	12,030	304,359
HNI Corp.	10,000	312,000
Innerworkings, Inc.(a)*	7,006	45,889
Interface, Inc., Class A	12,677	198,395
Intersections, Inc.	4,100	42,886
Kimball International, Inc., Class B	4,900	33,810
Knoll, Inc.	11,450	191,559
M&F Worldwide Corp.*	4,400	101,640
Mcgrath Rentcorp	5,300	138,966
Metalico, Inc.*	12,495	73,471
Mine Safety Appliances Co.(a)	8,100	252,153
Mobile Mini, Inc.(a)*	7,820	153,976
Multi-Color Corp.(a)	2,394	46,587
Schawk, Inc.	5,600	115,248
Standard Parking Corp.*	4,000	75,560
Standard Register Co.(a)	5,600	19,096
Steelcase, Inc., Class A(a)	18,044	190,725
Superior Uniform Group, Inc.	1,100	12,100
SYKES Enterprises, Inc.(a)*	11,326	229,465
Team, Inc.*	4,200	101,640
Tetra Tech, Inc.*	12,389	310,468
The Brink's Co.	9,872	265,359
The Geo Group, Inc.*	13,910	343,021
TRC Cos., Inc.*	7,000	24,500
Unifirst Corp.	3,000	165,150
United Stationers, Inc.*	6,400	408,384
US Ecology, Inc.	3,766	65,453
Versar, Inc.*	2,000	6,940
Viad Corp.	4,500	114,615
Virco Manufacturing(a)	2,494	6,484
WCA Waste Corp.(a)*	7,300	35,332
		6,739,321
Communications Equipment — 3.2%
Acme Packet, Inc.*	10,900	579,444
Adtran, Inc.(a)	11,165	404,285
Anaren, Inc.*	3,900	81,315
Arris Group, Inc.*	28,427	318,951
Aruba Networks, Inc.(a)*	19,500	407,160
Aviat Networks, Inc.*	10,125	51,334
Aware, Inc.(a)*	4,900	13,720
Bel Fuse, Inc., Class B	1,890	45,171
BigBand Networks, Inc.*	11,319	31,693
Black Box Corp.	3,700	141,673
Blue Coat Systems, Inc.*	8,700	259,869
Ciena Corp.(a)*	8,929	187,955
Cogo Group, Inc.*	7,143	63,216
Communications Systems, Inc.	1,000	13,940
Comtech Telecommunications Corp.	5,325	147,662
DG FastChannel, Inc.*	4,872	140,703
Digi International, Inc.*	7,600	84,360
EchoStar Corp., Class A*	7,212	180,084
Emcore Corp.(a)*	17,500	18,900
EMS Technologies, Inc.*	3,600	71,208
Emulex Corp.*	18,500	215,710
EndWave Corp.(a)*	2,950	6,638
Extreme Networks(a)*	21,300	65,817
Finisar Corp.(a)*	11,700	347,373
Globecomm Systems, Inc.*	4,150	41,500
Harmonic, Inc.*	27,125	232,461
Infinera Corp.(a)*	21,212	219,120
InterDigital, Inc.(a)*	11,952	497,681
Ixia*	14,328	240,424
KVH Industries, Inc.*	3,300	39,435
Loral Space & Communications, Inc.*	4,100	313,650
Netgear, Inc.*	7,961	268,126
Network Engines, Inc.*	6,300	9,576
Network Equipment Technologies, Inc.(a)*	5,600	25,928
Numerex Corp., Class A(a)*	1,109	9,948
Occam Networks, Inc.(a)*	4,466	38,720
Oclaro, Inc.(a)*	6,800	89,420
Oplink Communications, Inc.*	4,200	77,574
Opnext, Inc.(a)*	13,882	24,432
Optical Cable Corp.	374	1,167
Orbcomm, Inc.*	6,700	17,353
Parkervision, Inc.*	5,400	2,376
PC-Tel, Inc.*	4,100	24,600
Performance Technologies, Inc.*	2,500	4,250
Plantronics, Inc.	11,000	409,420
Relm Wireless Corp.(a)*	2,000	3,600
Riverbed Technology, Inc.*	20,000	703,400
Seachange International, Inc.*	7,100	60,705
ShoreTel, Inc.(a)*	9,411	73,500
Sonus Networks, Inc.*	63,075	168,410
Sycamore Networks, Inc.	6,549	134,844
Symmetricom, Inc.*	21,384	151,613
Tekelec*	14,900	177,459
Telular Corp.(a)	3,600	23,976
Tollgrade Communications, Inc.*	2,200	20,416
Utstarcom, Inc.*	28,400	58,504
Viasat, Inc.*	7,700	341,957
Westell Technologies, Inc., Class A*	10,518	34,394
		8,418,120
Computers & Peripherals — 0.9%
ADPT Corp.*	29,728	87,103
Astro-Med, Inc.	575	4,433
Avid Technology, Inc.(a)*	9,895	172,767
Compellent Technologies, Inc.(a)*	4,600	126,914
Concurrent Computer Corp.(a)*	1,444	7,278
Cray, Inc.(a)*	6,539	46,754
Datalink Corp.*	2,300	11,109
Dataram Corp.(a)*	1,799	2,788
Dot Hill Systems Corp.*	11,900	20,706
Electronics for Imaging, Inc.*	11,600	165,996
Hauppauge Digital, Inc.(a)*	2,400	5,376
Hutchinson Technology, Inc.(a)*	5,200	19,292
Hypercom Corp.*	18,300	153,171
iGO, Inc.(a)*	4,686	17,994
Imation Corp.*	6,900	71,139
Immersion Corp.(a)*	6,300	42,273
Intermec, Inc.*	13,900	175,974
Interphase Corp.(a)*	1,200	2,160
Intevac, Inc.(a)*	4,883	68,411

See notes to financial statements.
21

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
KEY Tronic Corp.*	1,700	$8,874
LaserCard Corp.(a)*	2,100	13,104
Novatel Wireless, Inc.(a)*	6,800	64,940
Presstek, Inc.(a)*	8,300	18,426
Qualstar Corp.*	3,000	5,070
Quantum Corp.*	43,500	161,820
Rimage Corp.*	4,700	70,077
Silicon Graphics International Corp.*	6,100	55,083
STEC, Inc.(a)*	10,200	180,030
Stratasys, Inc.*	4,600	150,144
Super Micro Computer, Inc.(a)*	6,100	70,394
Synaptics, Inc.(a)*	13,601	399,597
Transact Technologies, Inc.(a)*	1,515	14,196
Video Display Corp.(a)*	1,990	7,900
		2,421,293
Construction & Engineering — 0.8%
Argan, Inc.(a)*	1,074	9,956
Comfort Systems USA, Inc.	8,930	117,608
Dycom Industries, Inc.*	8,000	118,000
EMCOR Group, Inc.*	14,714	426,412
Furmanite Corp.(a)*	8,080	55,833
Granite Construction, Inc.(a)	7,200	197,496
Great Lakes Dredge & Dock Corp.	11,700	86,229
Insituform Technologies, Inc., Class A(a)*	7,800	206,778
Integrated Electrical Services, Inc.(a)*	2,998	10,463
Layne Christensen Co.*	3,200	110,144
MasTec, Inc.*	16,702	243,682
Michael Baker Corp.*	1,300	40,430
MYR Group, Inc.*	4,000	84,000
Northwest Pipe Co.(a)*	2,100	50,463
Orion Marine Group, Inc.(a)*	5,211	60,448
Pike Electric Corp.*	7,600	65,208
Primoris Services Corp.	719	6,859
Sterling Construction Co., Inc.*	2,500	32,600
Tutor Perini Corp.	9,349	200,162
		2,122,771
Construction Materials — 0.3%
Eagle Materials, Inc.(a)	9,800	276,850
Headwaters, Inc.*	10,300	47,174
Texas Industries, Inc.(a)	6,200	283,836
United States Lime & Minerals, Inc.(a)*	1,679	70,736
		678,596
Consumer Finance — 0.8%
Advance America Cash Advance Centers, Inc.	16,711	94,250
Cash America International, Inc.(a)	6,500	240,045
CompuCredit Holdings Corp.(a)*	13,495	94,195
Consumer Portfolio Services, Inc.(a)*	10,500	12,495
Credit Acceptance Corp.*	5,133	322,199
Dollar Financial Corp.(a)*	5,400	154,602
Ezcorp, Inc., Class A*	10,200	276,726
First Cash Financial Services, Inc.*	7,400	229,326
Nelnet, Inc., Class A	9,000	213,210
QC Holdings, Inc.(a)	5,600	20,944
The First Marblehead Corp.*	18,037	39,140
The Student Loan Corp.	2,300	74,612
United PanAm Financial Corp.(a)*	3,692	25,290
World Acceptance Corp.*	3,636	191,981
		1,989,015
Containers & Packaging — 0.2%
AEP Industries, Inc.*	1,000	25,950
Boise, Inc.(a)	17,275	136,991
Graphic Packaging Holding Co.(a)*	60,137	233,933
Myers Industries, Inc.	6,987	68,053
Northern Technologies International Corp.(a)*	800	10,944
		475,871
Distributors — 0.1%
Audiovox Corp., Class A*	3,800	32,794
Core-Mark Holding Co., Inc.(a)*	1,600	56,944
Pool Corp.	9,900	223,146
		312,884
Diversified Consumer Services — 1.1%
American Public Education, Inc.(a)*	2,940	109,486
Bridgepoint Education, Inc.(a)*	10,963	208,297
Cambium Learning Group, Inc.(a)*	9,541	32,821
Capella Education Co.*	3,000	199,740
Carriage Services, Inc.*	3,900	18,915
Coinstar, Inc.*	6,400	361,216
Collectors Universe(a)	942	13,103
Corinthian Colleges, Inc.(a)*	14,137	73,654
CPI Corp.(a)	1,100	24,805
Grand Canyon Education, Inc.(a)*	8,200	160,638
Hillenbrand, Inc.(a)	12,166	253,174
Jackson Hewitt Tax Service, Inc.(a)*	7,100	15,478
K12, Inc.(a)*	5,800	166,228
Learning Tree International, Inc.	5,000	47,800
Lincoln Educational Services Corp.	5,874	91,106
Mac-Gray Corp.(a)	2,474	36,986
Matthews International Corp., Class A	6,900	241,362
Pre-Paid Legal Services, Inc.*	2,300	138,575
Princeton Review, Inc.*	9,335	11,015
Regis Corp.(a)	11,325	187,995
Service Corp. International	23,720	195,690
Spectrum Group International, Inc.(a)*	7,402	18,505
Steiner Leisure Ltd.*	2,200	102,740
Stewart Enterprises, Inc., Class A(a)	18,000	120,420
Universal Technical Institute, Inc.(a)	5,900	129,918
		2,959,667
Diversified Financial Services — 0.5%
Asset Acceptance Capital Corp.*	6,900	40,917
Asta Funding, Inc.	2,600	21,060
Encore Capital Group, Inc.*	6,000	140,700
Interactive Brokers Group, Inc., Class A	8,872	158,099
Life Partners Holdings, Inc.(a)	2,500	47,825
MarketAxess Holdings, Inc.	7,100	147,751
Marlin Business Services Corp.(a)*	2,800	35,420
MicroFinancial, Inc.	400	1,612
NewStar Financial, Inc.(a)*	9,595	101,419
PHH Corp.*	11,200	259,280
Pico Holdings, Inc.(a)*	4,200	133,560
Portfolio Recovery Associates, Inc.(a)*	3,000	225,600
Primus Guaranty Ltd.*	6,300	32,004
Resource America, Inc.	3,800	26,030
		1,371,277
Diversified Telecommunication Services — 0.8%
AboveNet, Inc.	5,547	324,278
Alaska Communications Systems Group, Inc.(a)	8,501	94,361
Arbinet Corp.(a)*	1,599	13,336
See notes to financial statements.
22

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Atlantic Tele-Network, Inc.(a)	3,600	$138,024
Cbeyond, Inc.(a)*	6,100	93,208
Cincinnati Bell, Inc.(a)*	51,900	145,320
Cogent Communications Group, Inc.*	10,000	141,400
Consolidated Communications Holdings, Inc.(a)	6,282	121,242
General Communication, Inc., Class A*	12,400	156,984
Global Crossing Ltd.(a)*	10,200	131,784
HickoryTech Corp.	4,037	38,755
Hughes Communications, Inc.*	4,163	168,352
IDT Corp., Class B(a)	3,000	76,950
Iridium Communications, Inc.*	13,394	110,500
Neutral Tandem, Inc.(a)*	6,600	95,304
PAETEC Holding Corp.*	29,279	109,503
Premiere Global Services, Inc.*	13,860	94,248
SureWest Communications*	3,708	39,676
Vonage Holdings Corp.*	36,070	80,797
		2,174,022
Electric Utilities — 1.2%
Allete, Inc.	7,400	275,724
Central Vermont Public Service Corp.	2,500	54,650
Cleco Corp.	15,000	461,400
El Paso Electric Co.*	11,500	316,595
Empire District Electric Co.	7,700	170,940
IDACORP, Inc.	10,600	391,988
MGE Energy, Inc.(a)	4,500	192,420
Otter Tail Corp.(a)	7,214	162,604
PNM Resources, Inc.	17,350	225,897
Portland General Electric Co.	14,100	305,970
UIL Holdings Corp.	5,166	154,773
Unisource Energy Corp.	8,000	286,720
Unitil Corp.(a)	2,200	50,028
		3,049,709
Electrical Equipment — 1.8%
A123 Systems, Inc.(a)*	23,121	220,574
Acuity Brands, Inc.(a)	1,930	111,303
American Superconductor Corp.(a)*	5,950	170,110
AZZ, Inc.(a)	2,700	108,027
Baldor Electric Co.	10,400	655,616
Belden, Inc.	10,130	372,987
Brady Corp., Class A	11,200	365,232
Broadwind Energy, Inc.(a)*	12,600	29,106
C&D Technologies, Inc.(a)*	7,965	1,505
Capstone Turbine Corp.(a)*	20,500	19,676
Coleman Cable, Inc.(a)*	2,400	15,072
Comarco, Inc.*	947	396
Encore Wire Corp.(a)	5,200	130,416
Ener1, Inc.*	19,900	75,421
Energy Focus, Inc.(a)*	2,200	2,062
EnerSys*	10,800	346,896
Franklin Electric Co., Inc.	5,300	206,276
FuelCell Energy, Inc.(a)*	16,310	37,676
General Cable Corp.(a)*	10,934	383,674
Hoku Corp.(a)*	8,626	22,773
II-VI, Inc.*	11,911	552,194
LaBarge, Inc.*	3,867	60,751
LSI Industries, Inc.	4,900	41,454
Magnetek, Inc.*	11,900	16,065
Ocean Power Technologies, Inc.(a)*	1,700	9,690
Orion Energy Systems, Inc.*	3,100	10,323
Plug Power, Inc.(a)*	9,050	3,358
Polypore International, Inc.*	7,600	309,548
Powell Industries, Inc.(a)*	2,600	85,488
PowerSecure International, Inc.*	5,500	42,790
Preformed Line Products Co.(a)	850	49,746
SatCon Technology Corp.*	6,900	31,050
SL Industries, Inc.*	986	17,206
Technology Research Corp.(a)	800	3,032
Ultralife Corp.(a)*	3,600	23,796
UQM Technologies, Inc.(a)*	5,620	12,870
Vicor Corp.(a)	9,800	160,720
		4,704,879
Electronic Equipment, Instruments & Components — 3.1%
ADDvantage Technologies Group, Inc.*	2,400	7,536
Advanced Photonix, Inc.*	3,300	5,379
Agilysys, Inc.(a)*	5,276	29,704
Anixter International, Inc.(a)	6,100	364,353
Benchmark Electronics, Inc.*	14,710	267,134
Brightpoint, Inc.*	19,839	173,194
CalAmp Corp.(a)*	3,779	11,866
Checkpoint Systems, Inc.*	8,500	174,675
China Security & Surveillance Technology, Inc.(a)*	4,548	24,241
Clearfield, Inc.(a)*	1,600	6,480
Cognex Corp.	8,900	261,838
Coherent, Inc.*	6,900	311,466
Comverge, Inc.(a)*	3,361	23,225
CPI International, Inc.*	3,600	69,660
CTS Corp.	6,500	71,890
Daktronics, Inc.(a)	9,125	145,270
DDi Corp.	3,797	44,653
Digital Theater Systems, Inc.*	3,700	181,485
Echelon Corp.(a)*	12,900	131,451
Electro Rent Corp.	6,482	104,749
Electro Scientific Industries, Inc.*	6,080	97,462
FARO Technologies, Inc.*	3,250	106,730
Frequency Electronics, Inc.*	1,400	9,394
Gerber Scientific, Inc.*	5,000	39,350
GTSI Corp.*	2,500	11,750
I.D. Systems, Inc.(a)*	1,600	5,296
Identive Group, Inc.(a)*	3,000	7,560
IEC Electronics Corp.(a)*	800	6,080
Insight Enterprises, Inc.*	10,250	134,890
Intelli-Check - Mobilisa, Inc.(a)*	3,500	4,795
IntriCon Corp.*	1,000	3,860
IPG Photonics Corp.*	13,639	431,265
Iteris, Inc.(a)*	7,798	14,114
L-1 Identity Solutions, Inc.(a)*	18,300	217,953
LeCroy Corp.*	2,785	27,404
Littelfuse, Inc.	4,865	228,947
LoJack Corp.*	6,666	43,062
Mace Security International, Inc.*	2,793	1,089
Maxwell Technologies, Inc.*	4,300	81,227
Measurement Specialties, Inc.*	2,300	67,505
Mechanical Technology, Inc.(a)*	700	556
Mercury Computer Systems, Inc.*	4,900	90,062
Methode Electronics, Inc., Class A	8,200	106,354
Microvision, Inc.(a)*	13,630	25,352
MTS Systems Corp.	3,800	142,348
Multi-Fineline Electronix, Inc.*	6,500	172,185
NAPCO Security Technologies, Inc.*	4,850	8,681
NetList, Inc.(a)*	3,200	8,160

See notes to financial statements.
23

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Newport Corp.*	8,200	$142,434
NU Horizons Electronics Corp.*	4,000	27,880
OSI Systems, Inc.*	3,300	119,988
PAR Technology Corp.(a)*	3,000	17,130
Park Electrochemical Corp.	4,000	120,000
PC Connection, Inc.*	6,200	54,932
PC Mall, Inc.*	2,200	16,654
Perceptron, Inc.*	1,100	5,423
Planar Systems, Inc.(a)*	3,817	7,787
Plexus Corp.*	8,900	275,366
Power-One, Inc.(a)*	21,262	216,872
Pulse Electronics Corp.	9,000	47,880
Radisys Corp.(a)*	9,800	87,220
RAE Systems, Inc.(a)*	14,200	22,862
Remec, Inc.	4,693	390
Research Frontiers, Inc.*	2,600	13,832
Richardson Electronics Ltd.	2,700	31,563
Rofin-Sinar Technologies, Inc.*	7,200	255,168
Rogers Corp.*	3,900	149,175
Sanmina-SCI Corp.*	13,444	154,337
Scansource, Inc.*	5,700	181,830
Smart Modular Technologies WWH, Inc.(a)*	12,500	72,000
Spectrum Control, Inc.*	2,800	41,972
SYNNEX Corp.(a)*	7,200	224,640
Tech Data Corp.*	402	17,696
Tessco Technologies, Inc.	1,000	15,950
TTM Technologies, Inc.*	16,816	250,727
Ultimate Electrs, Inc.(b)	1,600	—
Universal Display Corp.(a)*	7,300	223,745
Viasystems Group, Inc.(a)*	956	19,254
Vicon Industries, Inc.*	1,000	4,530
Vishay Intertechnology, Inc.*	38,800	569,584
Vishay Precision Group, Inc.*	2,771	52,206
Wireless Ronin Technologies, Inc.(a)*	2,168	3,144
X-Rite, Inc.(a)*	10,621	48,538
Zygo Corp.*	3,600	44,028
		8,040,417
Energy Equipment & Services — 2.3%
Allis-Chalmers Energy, Inc.*	10,707	75,913
Basic Energy Services, Inc.(a)*	9,300	153,264
Bolt Technology Corp.*	1,500	19,755
Bristow Group, Inc.*	7,590	359,386
Bronco Drilling Co., Inc.*	6,000	48,000
Cal Dive International, Inc.*	17,748	100,631
CARBO Ceramics, Inc.(a)	3,350	346,859
Complete Production Services, Inc.*	16,900	499,395
Dawson Geophysical Co.*	1,100	35,090
ENGlobal Corp.(a)*	6,100	22,692
Exterran Holdings, Inc.(a)*	11,723	280,766
Geokinetics, Inc.(a)*	2,553	23,717
Global Industries Ltd.(a)*	22,612	156,701
Gulf Island Fabrication, Inc.	2,600	73,268
Gulfmark Offshore, Inc.*	4,948	150,419
Helix Energy Solutions Group, Inc.*	22,162	269,047
Hercules Offshore, Inc.*	19,000	65,740
Hornbeck Offshore Services, Inc.*	5,800	121,104
ION Geophysical Corp.*	27,183	230,512
Key Energy Services, Inc.(a)*	29,261	379,808
Lufkin Industries, Inc.	6,200	386,818
Matrix Service Co.*	5,900	71,862
Mitcham Industries, Inc.*	2,026	23,400
Natural Gas Services Group, Inc.*	2,500	47,275
Newpark Resources(a)*	19,900	122,584
OYO Geospace Corp.*	1,000	99,110
Parker Drilling Co.*	25,500	116,535
PHI, Inc.(a)*	2,300	43,332
Pioneer Drilling Co.*	11,400	100,434
Royale Energy, Inc.(a)*	1,600	3,584
RPC, Inc.(a)	33,075	599,319
SEACOR Holdings, Inc.	3,273	330,868
Seahawk Drilling, Inc.(a)*	100	895
Sulphco, Inc.(a)*	14,300	2,432
Superior Energy Services, Inc.*	7,150	250,179
T-3 Energy Services, Inc.*	2,100	83,643
Tetra Technologies, Inc.*	16,850	200,010
TGC Industries, Inc.*	6,191	23,526
Trico Marine Services, Inc.(a)*	3,776	461
Union Drilling, Inc.(a)*	5,000	36,400
Unit Corp.*	1	46
Willbros Group, Inc.*	6,888	67,640
		6,022,420
Food & Staples Retailing — 0.9%
Casey's General Stores, Inc.	12,174	517,517
Great Atlantic & Pacific Tea Co.(a)*	13,012	2,746
Ingles Markets, Inc.	2,600	49,920
Nash Finch Co.	2,000	85,020
Pricesmart, Inc.	6,250	237,687
Ruddick Corp.(a)	10,900	401,556
Spartan Stores, Inc.	4,834	81,936
Susser Holdings Corp.(a)*	4,500	62,325
The Andersons, Inc.	4,100	149,035
The Pantry, Inc.*	5,100	101,286
United Natural Foods, Inc.*	10,300	377,804
Weis Markets, Inc.(a)	6,390	257,709
Winn-Dixie Stores, Inc.(a)*	10,200	73,134
		2,397,675
Food Products — 1.5%
Alico, Inc.	1,300	30,992
B&G Foods, Inc., Class A	10,500	144,165
Bridgford Foods Corp.	801	11,414
Cagle's, Inc., Class A(a)*	1,200	10,212
Cal-Maine Foods, Inc.	5,100	161,058
Calavo Growers, Inc.(a)	3,200	73,760
Chiquita Brands International, Inc.(a)*	10,000	140,200
Coffee Holding Co., Inc.(a)	600	2,232
Darling International, Inc.*	18,400	244,352
Diamond Foods, Inc.(a)	4,637	246,596
Dole Food Co., Inc.(a)*	17,627	238,141
Farmer Bros. Co.(a)	3,200	56,960
Fresh Del Monte Produce, Inc.(a)	12,758	318,312
Hain Celestial Group, Inc.(a)*	8,179	221,324
HQ Sustainable Maritime Industries, Inc.*	2,478	11,820
Imperial Sugar Co.(a)	3,200	42,784
J&J Snack Foods Corp.	4,500	217,080
John B. Sanfilippo & Son, Inc.*	2,650	32,966
Lancaster Colony Corp.(a)	7,600	434,720
Lifeway Foods, Inc.(a)*	3,800	36,290
Limoneira Co.	445	12,771
Omega Protein Corp.*	4,197	33,996
Overhill Farms, Inc.*	1,600	9,248
Pilgrims Pride Corp.*	7,300	51,757

See notes to financial statements.
24

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Reddy Ice Holdings, Inc.(a)*	4,800	$13,200
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	12,171
Sanderson Farms, Inc.(a)	4,600	180,090
Scheid Vineyards, Inc., Class A*	20	172
Seneca Foods Corp., Class A(a)*	1,249	33,698
Smart Balance, Inc.(a)*	17,615	76,273
Snyders-Lance, Inc.	7,100	166,424
Tasty Baking Co.	2,496	15,675
Tootsie Roll Industries, Inc.(a)	8,741	253,227
TreeHouse Foods, Inc.(a)*	7,400	378,066
		3,912,146
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,043	84,825
Delta Natural Gas Co., Inc.	200	6,275
Gas Natural, Inc.(a)	300	3,147
New Jersey Resources Corp.(a)	9,451	407,433
Northwest Natural Gas Co.	6,800	315,996
RGC Resources, Inc.	200	6,310
South Jersey Industries, Inc.(a)	6,400	338,048
Southwest Gas Corp.	9,900	363,033
The Laclede Group, Inc.	4,500	164,430
		1,689,497
Health Care Equipment & Supplies — 3.3%
Abaxis, Inc.*	4,900	131,565
ABIOMED, Inc.*	9,400	90,334
Accuray, Inc.*	14,812	99,981
Align Technology, Inc.(a)*	16,800	328,272
Alphatec Holdings, Inc.(a)*	14,824	40,025
American Medical Systems Holdings, Inc.*	18,000	339,480
Analogic Corp.	3,000	148,530
Angiodynamics, Inc.*	6,163	94,725
Anika Therapeutics, Inc.(a)*	4,100	27,183
Arthrocare Corp.*	6,000	186,360
AtriCure, Inc.*	2,740	28,058
Biolase Technology, Inc.(a)*	5,500	9,570
Bovie Medical Corp.(a)*	4,900	15,974
BSD Medical Corp.(a)*	5,064	23,396
Cantel Medical Corp.	3,950	92,430
Cardica, Inc.*	1,400	6,104
Cardiovascular Systems, Inc.*	1,200	14,004
CAS Medical Systems, Inc.(a)*	2,529	8,093
Cerus Corp.(a)*	6,200	15,252
Conceptus, Inc.(a)*	12,100	166,980
Conmed Corp.*	7,150	188,975
CryoLife, Inc.*	6,300	34,146
Cutera, Inc.*	3,000	24,870
Cyberonics, Inc.(a)*	5,700	176,814
Cynosure, Inc., Class A*	1,100	11,253
DexCom, Inc.(a)*	9,550	130,358
Digirad Corp.(a)*	2,100	4,410
Endologix, Inc.*	21,000	150,150
EnteroMedics, Inc.*	125	385
Exactech, Inc.(a)*	2,535	47,709
Greatbatch, Inc.(a)*	5,400	130,410
Haemonetics Corp.*	4,900	309,582
Hansen Medical, Inc.(a)*	3,500	5,145
HeartWare International, Inc.*	1,541	134,945
ICU Medical, Inc.(a)*	2,950	107,675
Immucor, Inc.*	15,400	305,382
Insulet Corp.*	9,100	141,050
Integra LifeSciences Holdings Corp.*	5,600	264,880
Invacare Corp.(a)	9,357	282,207
Iridex Corp.*	1,000	3,860
IRIS International, Inc.(a)*	4,200	42,966
Kensey Nash Corp.(a)*	2,900	80,707
LeMaitre Vascular, Inc.*	1,900	12,863
MAKO Surgical Corp.(a)*	5,599	85,217
Masimo Corp.(a)	11,707	340,323
Medical Action Industries, Inc.(a)*	4,450	42,631
Meridian Bioscience, Inc.(a)	8,950	207,282
Merit Medical Systems, Inc.*	5,744	90,928
Misonix, Inc.*	2,200	5,038
Natus Medical, Inc.*	8,702	123,394
Neogen Corp.(a)*	4,948	203,016
Neurometrix, Inc.(a)*	2,800	1,820
NMT Medical, Inc.(a)*	2,400	864
NuVasive, Inc.(a)*	8,100	207,765
NxStage Medical, Inc.*	8,000	199,040
OraSure Technologies, Inc.(a)*	11,100	63,825
Orthovita, Inc.*	18,900	37,989
Palomar Medical Technologies, Inc.*	7,282	103,477
PhotoMedex, Inc.(a)*	258	1,496
Quidel Corp.(a)*	13,103	189,338
Retractable Technologies, Inc.(a)*	1,926	3,371
Rochester Medical Corp.*	1,500	16,380
Rockwell Medical Technologies, Inc.(a)*	2,600	20,540
RTI Biologics, Inc.(a)*	8,144	21,744
Sirona Dental Systems, Inc.*	3,499	146,188
Solta Medical, Inc.*	1,600	4,880
SonoSite, Inc.(a)*	3,400	107,440
Spectranetics Corp.(a)*	7,200	37,152
Staar Surgical Co.*	5,280	32,208
Stereotaxis, Inc.*	7,600	29,108
STERIS Corp.	7,300	266,158
SurModics, Inc.*	3,700	43,919
Symmetry Medical, Inc.*	11,100	102,675
Synovis Life Technologies, Inc.*	2,484	40,017
The Cooper Cos., Inc.	9,000	507,060
Theragenics Corp.*	7,500	11,325
TomoTherapy, Inc.(a)*	11,554	41,710
TranS1, Inc.(a)*	2,263	4,684
Urologix, Inc.(a)*	2,600	1,638
Uroplasty, Inc.(a)*	2,952	11,867
Vascular Solutions, Inc.(a)*	6,500	76,180
Volcano Corp.*	5,470	149,386
West Pharmaceutical Services, Inc.(a)	7,400	304,880
Wright Medical Group, Inc.*	8,500	132,005
Young Innovations, Inc.(a)	1,900	60,819
Zoll Medical Corp.*	4,700	174,981
		8,708,816
Health Care Providers & Services — 3.1%
Air Methods Corp.(a)*	2,500	140,675
Alliance HealthCare Services, Inc.(a)*	12,600	53,424
Allied Healthcare International, Inc.*	14,550	36,521
Almost Family, Inc.(a)*	1,100	42,262
Amedisys, Inc.*	5,666	189,811
America Service Group, Inc.	2,000	30,280
American Caresource Holdings, Inc.(a)*	1,300	1,820
American Dental Partners, Inc.(a)*	2,840	38,368
AMERIGROUP Corp.(a)*	1,896	83,272
AMN Healthcare Services, Inc.(a)*	7,300	44,822
Amsurg Corp.*	7,750	162,362

See notes to financial statements.
25

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Animal Health International, Inc.*	200	$574
Assisted Living Concepts, Inc., Class A(a)*	2,124	69,094
Bio-Reference Labs, Inc.(a)*	6,600	146,388
BioScrip, Inc.(a)*	9,680	50,626
Capital Senior Living Corp.*	5,400	36,180
CardioNet, Inc.(a)*	3,237	15,149
Catalyst Health Solutions, Inc.*	11,800	548,582
Centene Corp.*	10,900	276,206
Chemed Corp.	5,500	349,305
Continucare Corp.*	10,600	49,608
Corvel Corp.*	2,550	123,292
Cross Country Healthcare, Inc.(a)*	6,900	58,443
Dynacq Healthcare, Inc.(a)*	1,300	3,172
Emeritus Corp.(a)*	8,159	160,814
Five Star Quality Care, Inc.*	12,800	90,496
Genoptix, Inc.*	2,964	56,375
Gentiva Health Services, Inc.*	6,500	172,900
Hanger Orthopedic Group, Inc.*	6,735	142,715
Healthsouth Corp.(a)*	18,900	391,419
Healthspring, Inc.*	14,900	395,297
Healthways, Inc.*	6,798	75,866
HMS Holdings Corp.*	3,831	248,134
Hooper Holmes, Inc.*	15,500	10,928
Integramed America, Inc.*	1,987	17,168
IPC The Hospitalist Co., Inc.(a)*	2,782	108,526
Kindred Healthcare, Inc.*	8,800	161,656
Landauer, Inc.(a)	1,300	77,961
LCA-Vision, Inc.*	5,917	34,023
LHC Group, Inc.(a)*	3,800	114,000
LifePoint Hospitals, Inc.*	7,700	282,975
Magellan Health Services, Inc.*	11,300	534,264
Medcath Corp.*	4,400	61,380
Metropolitan Health Networks, Inc.*	12,313	55,039
Molina Healthcare, Inc.*	6,500	181,025
MWI Veterinary Supply, Inc.*	2,700	170,505
National Healthcare Corp.(a)	3,000	138,810
NovaMed, Inc.*	1,933	22,287
PDI, Inc.(a)*	3,600	37,944
PharMerica Corp.(a)*	4,940	56,563
PHC, Inc., Class A*	4,300	7,009
Providence Service Corp.*	4,498	72,283
PSS World Medical, Inc.(a)*	24,238	547,779
Psychemedics Corp.	400	3,272
RadNet, Inc.(a)*	8,150	22,983
RehabCare Group, Inc.*	4,200	99,540
Select Medical Holdings Corp.*	9,035	66,046
Skilled Healthcare Group, Inc., Class A*	2,400	21,552
SRI/Surgical Express, Inc.*	1,100	5,225
Sun Healthcare Group, Inc.*	4,743	60,046
Sunrise Senior Living, Inc.*	8,300	45,235
Team Health Holdings, Inc.*	578	8,982
The Ensign Group, Inc.	4,200	104,454
Triple-S Management Corp., Class B*	3,809	72,676
U.S. Physical Therapy, Inc.*	2,650	52,523
Universal American Corp.	15,073	308,243
WellCare Health Plans, Inc.*	8,500	256,870
		8,104,024
Health Care Technology — 0.8%
A.D.A.M., Inc.*	1,200	8,628
Arrhythmia Research Technology, Inc.(a)	200	1,080
athenahealth, Inc.(a)*	5,000	204,900
Computer Programs & Systems, Inc.	2,300	107,732
Emdeon, Inc., Class A*	15,455	209,261
HealthStream, Inc.(a)*	5,236	42,097
MedAssets, Inc.(a)*	11,009	222,272
Medidata Solutions, Inc.*	4,403	105,144
MedQuist, Inc.(a)	5,740	49,651
Merge Healthcare, Inc.(a)*	12,632	47,117
Omnicell, Inc.*	7,300	105,485
Quality Systems, Inc.(a)	11,355	792,806
Simulations Plus, Inc.*	800	2,152
Transcend Services, Inc.(a)*	1,588	31,109
Vital Images, Inc.*	3,400	47,532
		1,976,966
Hotels, Restaurants & Leisure — 3.1%
AFC Enterprises, Inc.*	5,400	75,060
Ambassadors Group, Inc.(a)	4,300	49,450
Ambassadors International, Inc.(a)*	262	419
Ameristar Casinos, Inc.	12,900	201,627
Benihana, Inc.*	2,300	18,699
Benihana, Inc., Class A(a)*	1,150	9,304
Biglari Holdings, Inc.(a)*	320	131,267
BJ's Restaurants, Inc.(a)*	8,000	283,440
Bluegreen Corp.*	7,100	22,862
Bob Evans Farms, Inc.	7,000	230,720
Boyd Gaming Corp.*	12,100	128,260
Brinker International, Inc.	16,410	342,641
Buffalo Wild Wings, Inc.*	4,000	175,400
California Pizza Kitchen, Inc.*	5,450	94,176
Caribou Coffee Co., Inc.(a)*	4,438	44,735
Carrols Restaurant Group, Inc.*	8,600	63,812
CEC Entertainment, Inc.*	5,150	199,975
Churchill Downs, Inc.(a)	3,300	143,220
Cosi, Inc.(a)*	5,389	6,575
Cracker Barrel Old Country Store, Inc.	5,000	273,850
DineEquity, Inc.*	3,900	192,582
Domino's Pizza, Inc.*	12,753	203,410
Dover Downs Gaming & Entertainment, Inc.(a)	3,400	11,560
Dover Motorsports, Inc.*	4,000	7,120
Einstein Noah Restaurant Group, Inc.(a)*	3,600	50,580
Empire Resorts, Inc.(a)*	4,700	4,841
Famous Dave's Of America, Inc.(a)*	2,145	23,917
Full House Resorts, Inc.(a)*	4,300	14,620
Gaming Partners International Corp.(a)	1,300	8,034
Gaylord Entertainment Co.*	10,022	360,191
Great Wolf Resorts, Inc.*	8,725	22,860
International Speedway Corp., Class A	4,998	130,798
Interval Leisure Group, Inc.*	12,000	193,680
Isle of Capri Casinos, Inc.(a)*	7,000	71,540
J. Alexander's Corp.*	800	4,200
Jack in the Box, Inc.*	14,400	304,272
Jamba, Inc.*	8,400	19,068
Kona Grill, Inc.*	1,540	6,314
Krispy Kreme Doughnuts, Inc.(a)*	12,441	86,838
Lakes Entertainment, Inc.*	4,300	12,255
Life Time Fitness, Inc.*	8,900	364,811
Luby's, Inc.*	7,260	45,520
McCormick & Schmick's Seafood Restaurants, Inc.(a)*	5,213	47,386
Monarch Casino & Resort, Inc.*	3,600	45,000
Morgans Hotel Group Co.*	6,600	59,862

See notes to financial statements.
26

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Morton's Restaurant Group, Inc.(a)*	3,100	$20,088
MTR Gaming Group, Inc.*	6,300	12,726
Multimedia Games, Inc.(a)*	6,030	33,647
Nathan's Famous, Inc.(a)*	1,385	23,337
Nevada Gold & Casinos, Inc.*	1,712	1,746
O'Charleys, Inc.(a)*	4,820	34,704
Orient-Express Hotels Ltd.(a)*	18,507	240,406
P.F. Chang's China Bistro, Inc.(a)	5,870	284,460
Papa John's International, Inc.*	6,315	174,926
Peet's Coffee & Tea, Inc.(a)*	2,900	121,046
Pinnacle Entertainment, Inc.(a)*	12,199	171,030
PokerTek, Inc.(a)*	1,700	1,195
Premier Exhibitions, Inc.*	6,300	12,411
Red Lion Hotels Corp.*	4,500	35,910
Red Robin Gourmet Burgers, Inc.(a)*	3,300	70,851
Rick's Cabaret International, Inc.(a)*	2,209	17,296
Ruby Tuesday, Inc.*	12,962	169,284
Ruth's Hospitality Group, Inc.(a)*	8,054	37,290
Scientific Games Corp., Class A*	10,163	101,223
Shuffle Master, Inc.*	10,162	116,355
Silverleaf Resorts, Inc.(a)*	6,633	7,495
Sonic Corp.*	13,575	137,379
Speedway Motorsports, Inc.(a)	10,200	156,264
Texas Roadhouse, Inc., Class A(a)*	15,300	262,701
The Cheesecake Factory, Inc.(a)*	13,476	413,174
The Marcus Corp.	4,500	59,715
Town Sports International Holdings, Inc.(a)*	8,000	32,480
Vail Resorts, Inc.(a)*	8,330	433,493
VCG Holding Corp.(a)*	3,700	8,066
		7,977,449
Household Durables — 1.0%
American Greetings Corp., Class A(a)	9,420	208,747
Bassett Furniture Industries, Inc.*	2,600	10,920
Beazer Homes USA, Inc.(a)*	14,582	78,597
Blyth, Inc.	2,000	68,960
Brookfield Homes Corp.(a)*	4,900	46,060
California Coastal Communities, Inc.(a)*	1,800	22
Cavco Industries, Inc.(a)*	1,100	51,359
Craftmade International, Inc.(a)*	400	2,000
CSS Industries, Inc.	2,100	43,281
Dixie Group, Inc.(a)*	2,300	8,257
Emerson Radio Corp.	1,300	2,574
Ethan Allen Interiors, Inc.	7,100	142,071
Furniture Brands International, Inc.(a)*	11,300	58,082
Helen of Troy Ltd.*	6,011	178,767
Hooker Furniture Corp.(a)	2,500	35,325
Hovnanian Enterprises, Inc., Class A(a)*	10,700	43,763
iRobot Corp.(a)*	5,000	124,400
KB Home	14,100	190,209
Kid Brands, Inc.*	5,342	45,674
La-Z-Boy, Inc.(a)*	11,200	101,024
Libbey, Inc.(a)*	3,650	56,465
Lifetime Brands, Inc.*	3,200	44,928
M.D.C. Holdings, Inc.(a)	9,467	272,366
M/I Homes, Inc.(a)*	2,928	45,033
Meritage Homes Corp.(a)*	6,706	148,873
NIVS IntelliMedia Technology Group, Inc.(a)*	6,412	14,491
Orleans Homebuilders, Inc.*	4,953	297
Palm Harbor Homes, Inc.(a)*	4,600	345
Ryland Group, Inc.	9,600	163,488
Sealy Corp.(a)*	29,400	85,848
Skyline Corp.(a)	1,200	31,296
Standard Pacific Corp.(a)*	20,256	93,178
Stanley Furniture Co., Inc.(a)*	927	2,883
Universal Electronics, Inc.*	2,800	79,436
		2,479,019
Household Products — 0.2%
Central Garden and Pet Co.*	5,300	52,152
Central Garden and Pet Co., Class A*	8,850	87,438
Spectrum Brands Holdings, Inc.(a)*	9,372	292,125
WD-40 Co.	5,000	201,400
		633,115
Independent Power Producers & Energy Traders — 0.2%
Dynegy, Inc.*	3,530	19,839
GenOn Energy, Inc.*	72,807	277,395
Ormat Technologies, Inc.	8,635	255,423
		552,657
Industrial Conglomerates — 0.2%
Raven Industries, Inc.	3,600	171,684
Standex International Corp.	2,700	80,757
Tredegar Corp.	8,700	168,606
United Capital Corp.(a)*	1,250	40,625
		461,672
Insurance — 3.0%
21st Century Holding Co.(a)	1,000	3,200
Affirmative Insurance Holdings, Inc.(a)*	3,262	8,710
American Equity Investment Life Holding Co.	12,000	150,600
American Safety Insurance Holdings Ltd.*	1,458	31,172
Amerisafe, Inc.*	3,800	66,500
Amtrust Financial Services, Inc.(a)	12,945	226,537
Argo Group International Holdings Ltd.	6,164	230,842
Baldwin & Lyons, Inc., Class B(a)	1,300	30,589
Citizens, Inc., Class A(a)*	10,658	79,402
CNA Surety Corp.*	10,600	251,008
CNO Financial Group, Inc.*	52,674	357,130
Crawford & Co., Class A*	800	1,944
Crawford & Co., Class B*	1,300	4,420
Delphi Financial Group, Inc., Class S	10,507	303,022
Donegal Group, Inc., Class A	4,648	67,303
Eastern Insurance Holdings, Inc.	1,700	20,247
eHealth, Inc.(a)*	4,659	66,111
EMC Insurance Group, Inc.(a)	3,800	86,032
Employers Holdings, Inc.	8,742	152,810
Enstar Group Ltd.(a)*	1,634	138,204
FBL Financial Group, Inc., Class A	6,500	186,355
First Acceptance Corp.*	15,539	27,659
First Mercury Financial Corp.	2,635	43,214
Flagstone Reinsurance Holdings SA	16,257	204,838
FPIC Insurance Group, Inc.(a)*	3,900	144,144
Global Indemnity PLC*	3,062	62,618
Greenlight Capital Re Ltd., Class A(a)*	5,467	146,570
Hallmark Financial Services*	5,700	51,870
Harleysville Group, Inc.(a)	6,800	249,832
Hilltop Holdings, Inc.(a)*	11,048	109,596
Horace Mann Educators Corp.	8,800	158,752
Independence Holding Co.	3,200	25,728
Infinity Property & Casualty Corp.	4,300	265,740
Maiden Holdings Ltd.	13,995	110,001
MBIA, Inc.*	36,900	442,431

See notes to financial statements.
27

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Meadowbrook Insurance Group, Inc.	13,262	$135,935
Mercer Insurance Group, Inc.	1,100	30,789
Montpelier Re Holdings Ltd.	14,417	287,475
National Financial Partners Corp.(a)*	8,500	113,900
National Interstate Corp.	4,200	89,880
Navigators Group, Inc.*	3,600	181,260
OneBeacon Insurance Group Ltd.	4,300	65,188
Platinum Underwriters Holdings Ltd.	2,415	108,603
Presidential Life Corp.	5,600	55,608
ProAssurance Corp.*	2,784	168,710
Protective Life Corp.	12,174	324,315
RLI Corp.(a)	5,800	304,906
Safety Insurance Group, Inc.	3,900	185,523
SeaBright Insurance Holdings, Inc.	4,800	44,256
Selective Insurance Group	13,800	250,470
State Auto Financial Corp.	9,900	172,458
Stewart Information Services Corp.	2,900	33,437
The Phoenix Companies, Inc.(a)*	18,100	45,974
Tower Group, Inc.(a)	8,548	218,658
Unico American Corp.	1,700	15,538
United Fire & Casualty Co.	6,100	136,152
Unitrin, Inc.	12,879	316,051
Universal Insurance Holdings, Inc.(a)	8,650	42,126
		7,832,343
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A(a)*	5,700	15,333
Blue Nile, Inc.(a)*	2,776	158,399
dELiA*s, Inc.(a)*	5,186	9,024
Drugstore.Com, Inc.(a)*	23,024	50,883
Gaiam, Inc., Class A(a)	2,400	18,480
Geeknet, Inc.(a)*	1,350	33,736
Hollywood Media Corp.*	15,000	24,600
HSN, Inc.(a)*	12,080	370,131
NutriSystem, Inc.(a)	5,687	119,598
Orbitz Worldwide, Inc.*	20,694	115,679
Overstock.com, Inc.*	4,600	75,808
PetMed Express, Inc.(a)	8,500	151,385
Shutterfly, Inc.*	5,210	182,506
US Auto Parts Network, Inc.(a)*	6,100	51,240
Valuevision Media, Inc., Class A*	4,200	25,662
		1,402,464
Internet Software & Services — 2.2%
Ancestry.com, Inc.*	9,785	277,111
Art Technology Group, Inc.*	34,914	208,786
comScore, Inc.*	5,835	130,179
Constant Contact, Inc.*	4,879	151,200
DealerTrack Holdings, Inc.(a)*	8,700	174,609
Dice Holdings, Inc.*	12,305	176,577
Digital River, Inc.*	8,400	289,128
Earthlink, Inc.(a)	24,400	209,840
EDGAR Online, Inc.(a)*	6,200	7,440
GSI Commerce, Inc.(a)*	8,355	193,836
Imergent, Inc.	2,700	12,123
Infospace, Inc.*	7,200	59,760
Internap Network Services Corp.*	11,700	71,136
Internet Media Svcs, Inc.(a)*	1,397	—
Ipass, Inc.(a)*	14,400	18,000
j2 Global Communications, Inc.(a)*	9,900	286,605
Keynote Systems, Inc.	3,280	47,954
KIT Digital, Inc.(a)*	5,233	83,937
Limelight Networks, Inc.(a)*	21,264	123,544
Liquidity Services, Inc.(a)*	6,300	88,515
LogMeIn, Inc.(a)*	4,069	180,419
Looksmart Ltd.*	3,800	8,018
LoopNet, Inc.(a)*	13,200	146,652
Marchex, Inc., Class B(a)	6,755	64,443
Market Leader, Inc.(a)*	4,700	8,272
ModusLink Global Solutions, Inc.*	10,390	69,613
Move, Inc.*	34,500	88,665
NIC, Inc.	15,000	145,650
Onvia, Inc.(a)*	181	838
OpenTable, Inc.*	3,152	222,153
Openwave Systems, Inc.*	18,733	39,714
Perficient, Inc.*	7,000	87,500
RealNetworks, Inc.(a)*	30,400	127,680
Reis, Inc.*	2,638	18,466
RightNow Technologies, Inc.*	8,163	193,218
Saba Software, Inc.*	6,949	42,528
SAVVIS, Inc.*	8,100	206,712
Soundbite Communications, Inc.(a)*	700	1,978
Spark Networks, Inc.(a)*	6,600	19,668
Stamps.com, Inc.	4,050	53,662
support.com, Inc.*	11,250	72,900
TechTarget, Inc.(a)*	8,885	70,458
Terremark Worldwide, Inc.(a)*	20,600	266,770
The Knot, Inc.(a)*	6,500	64,220
TheStreet.com, Inc.	7,200	19,224
Tower Automotive, Inc.(b)	6,500	—
Track Data Corp.*	12	1,245
Travelzoo, Inc.*	3,225	132,934
United Online, Inc.	35,156	232,030
Valueclick, Inc.*	16,915	271,147
Vocus, Inc.(a)*	4,300	118,938
Web.com Group, Inc.*	6,313	53,345
Zix Corp.*	13,620	58,157
		5,697,497
IT Services — 2.4%
Acorn Factor, Inc.*	1,500	5,805
Acxiom Corp.*	17,600	301,840
CACI International, Inc., Class A(a)*	6,100	325,740
Cardtronics, Inc.*	9,300	164,610
Cass Information Systems, Inc.	1,000	37,940
China Information Technology, Inc.(a)*	9,371	48,823
Ciber, Inc.*	11,900	55,692
Computer Task Group, Inc.(a)*	3,700	40,256
Convergys Corp.*	26,306	346,450
CSG Systems International, Inc.*	10,600	200,764
Dynamics Research Corp.*	2,200	29,480
Edgewater Technology, Inc.*	2,300	5,405
eLoyalty Corp.*	1,512	9,677
Euronet Worldwide, Inc.*	11,300	197,072
ExlService Holdings, Inc.*	6,500	139,620
Forrester Research, Inc.	5,200	183,508
Global Cash Access Holdings, Inc.*	21,692	69,197
Hackett Group, Inc.*	8,900	31,239
Heartland Payment Systems, Inc.(a)	6,400	98,688
iGate Corp.	12,235	241,152
Innodata Isogen, Inc.*	5,684	16,199
Integral Systems, Inc.(a)*	4,000	39,640
INX, Inc.*	700	4,375
Lionbridge Technologies(a)*	13,100	48,339
Mantech International Corp., Class A(a)*	4,035	166,766

See notes to financial statements.
28

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Mastech Holdings, Inc.(a)*	849	$3,583
MAXIMUS, Inc.	4,400	288,552
MoneyGram International, Inc.(a)*	16,182	43,853
NCI, Inc., Class A*	1,800	41,382
NeuStar, Inc., Class A*	12,036	313,538
Online Resources Corp.*	9,929	46,170
PRG-Schultz International, Inc.(a)*	3,839	24,301
Rainmaker Systems, Inc.(a)*	4,500	6,210
Sapient Corp.	28,626	346,375
SRA International, Inc., Class A*	9,500	194,275
StarTek, Inc.(a)*	3,323	16,848
Stream Global Services, Inc.*	300	1,185
Syntel, Inc.	9,300	444,447
TeleTech Holdings, Inc.*	13,200	271,788
Tier Technologies, Inc., Class B*	3,900	23,361
TNS, Inc.*	4,600	95,680
Unisys Corp.*	8,067	208,855
VeriFone Holdings, Inc.(a)*	13,500	520,560
Virtusa Corp.*	7,876	128,851
WPCS International, Inc.*	1,000	2,680
Wright Express Corp.(a)*	8,700	400,200
XETA Technologies, Inc.*	1,300	3,861
		6,234,832
Leisure Equipment & Products — 0.6%
Aldila, Inc.(a)	1,930	9,650
Arctic Cat, Inc.*	1,925	28,182
Brunswick Corp.(a)	15,000	281,100
Callaway Golf Co.	14,500	117,015
Clarus Corp.*	1,900	15,029
Cybex International, Inc.*	4,100	2,911
Eastman Kodak Co.*	47,131	252,622
Escalade, Inc.(a)	1,950	12,383
GameTech International, Inc.*	2,100	714
Jakks Pacific, Inc.*	6,200	112,964
Johnson Outdoors, Inc., Class A*	1,000	12,520
Leapfrog Enterprises, Inc.(a)*	8,100	44,955
Marine Products Corp.(a)*	10,020	66,733
Nautilus, Inc.*	6,900	12,282
Polaris Industries, Inc.(a)	4,707	367,240
RC2 Corp.*	3,900	84,903
Smith & Wesson Holding Corp.(a)*	12,562	46,982
Steinway Musical Instruments*	1,800	35,730
Sturm Ruger & Co., Inc.	6,513	99,584
		1,603,499
Life Sciences Tools & Services — 0.6%
Accelrys, Inc.*	13,277	110,199
Affymetrix, Inc.(a)*	15,851	79,731
Albany Molecular Research, Inc.*	7,100	39,902
Arrowhead Research Corp.(a)*	5,800	5,191
BioClinica, Inc.(a)*	3,200	14,176
Caliper Life Sciences, Inc.*	10,921	69,239
Cambrex Corp.*	7,100	36,707
CombiMatrix Corp.(a)*	502	1,079
Dionex Corp.*	4,000	472,040
Enzo Biochem, Inc.(a)*	8,067	42,594
eResearchTechnology, Inc.*	11,450	84,157
Harvard Bioscience, Inc.(a)*	7,581	31,006
Helicos BioSciences Corp.*	8,800	1,029
Kendle International, Inc.*	3,000	32,670
Luminex Corp.*	8,700	159,036
Medtox Scientific, Inc.	3,300	43,230
Parexel International Corp.*	12,400	263,252
pSivida Corp.(a)*	1,891	9,663
Sequenom, Inc.(a)*	13,133	105,327
SeraCare Life Sciences, Inc.*	3,373	16,022
Strategic Diagnostics, Inc.*	7,150	12,798
		1,629,048
Machinery — 3.7%
3D Systems Corp.(a)*	5,100	160,599
Actuant Corp., Class A(a)	14,300	380,666
Adept Technology, Inc.*	1,000	4,470
Alamo Group, Inc.	2,000	55,640
Albany International Corp., Class A(a)	6,000	142,140
Altra Holdings, Inc.*	5,400	107,244
American Railcar Industries, Inc.(a)*	5,900	130,567
Ampco-Pittsburgh Corp.	2,200	61,710
ArvinMeritor, Inc.(a)*	20,700	424,764
Astec Industries, Inc.*	5,000	162,050
Badger Meter, Inc.	3,000	132,660
Baldwin Technology Co., Class A*	2,900	3,828
Barnes Group, Inc.(a)	12,100	250,107
Blount International, Inc.*	10,700	168,632
Briggs & Stratton Corp.(a)	11,900	234,311
Cascade Corp.	2,400	113,472
Chart Industries, Inc.*	6,200	209,436
CIRCOR International, Inc.	3,400	143,752
CLARCOR, Inc.	29	1,244
Colfax Corp.(a)*	9,063	166,850
Columbus McKinnon Corp.*	3,900	79,248
Commercial Vehicle Group, Inc.*	5,000	81,250
Dynamic Materials Corp.(a)	2,800	63,196
Energy Recovery, Inc.(a)*	8,000	29,280
EnPro Industries, Inc.*	4,600	191,176
ESCO Technologies, Inc.	5,700	215,688
Federal Signal Corp.	11,611	79,651
Flanders Corp.*	5,805	18,228
Flow International Corp.(a)*	10,779	44,086
FreightCar America, Inc.(a)	2,400	69,456
Graham Corp.	1,500	30,000
Greenbrier Cos., Inc.*	3,700	77,663
Hardinge, Inc.(a)	2,400	23,376
Hurco Cos., Inc.(a)*	1,000	23,650
John Bean Technologies Corp.	5,027	101,193
Kadant, Inc.*	3,400	80,138
Kaydon Corp.	6,200	252,464
Key Technology, Inc.*	1,100	18,711
LB Foster Co., Class A*	1,400	57,316
Lindsay Corp.(a)	2,500	148,575
Lydall, Inc.*	2,900	23,345
Manitex International, Inc.*	1,300	5,005
Manitowoc Co., Inc.(a)	26,789	351,204
Met-Pro Corp.(a)	4,417	52,165
Mfri, Inc.*	1,900	19,551
Middleby Corp.*	4,140	349,499
Miller Industries, Inc.	2,200	31,306
Mueller Industries, Inc.	8,400	274,680
Mueller Water Products, Inc., Class A(a)	24,600	102,582
NACCO Industries, Inc., Class A	1,000	108,370
NN, Inc.*	3,000	37,080
Omega Flex, Inc.*	1,500	24,810
PMFG, Inc.*	2,118	34,735
RBC Bearings, Inc.*	4,700	183,676

See notes to financial statements.
29

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Robbins & Myers, Inc.	7,837	$280,408
Sauer-Danfoss, Inc.*	10,900	307,925
Sun Hydraulics Corp.(a)	3,800	143,640
Supreme Industries, Inc., Class A(a)*	1,197	3,711
Tecumseh Products Co., Class A*	2,100	27,405
Tennant Co.	4,100	157,481
The Gorman-Rupp Co.(a)	3,125	101,000
Titan International, Inc.	8,474	165,582
Toro Co.(a)	6,900	425,316
Trimas Corp.*	10,000	204,600
Trinity Industries, Inc.(a)	15,200	404,472
Twin Disc, Inc.	2,200	65,692
Wabash National Corp.*	8,200	97,170
WABCO Holdings, Inc.*	10,200	621,486
Watts Water Technologies, Inc., Class A	7,500	274,425
Xerium Technologies, Inc.(a)*	470	7,496
		9,624,304
Marine — 0.2%
Alexander & Baldwin, Inc.	8,195	328,046
Eagle Bulk Shipping, Inc.*	10,600	52,788
Excel Maritime Carriers Ltd.(a)*	15,321	86,257
Genco Shipping & Trading Ltd.(a)*	5,100	73,440
Horizon Lines, Inc., Class A(a)	10,600	46,322
International Shipholding Corp.(a)	710	18,034
		604,887
Media — 1.7%
4Kids Entertainment, Inc.*	2,900	1,189
AH Belo Corp., Class A*	4,580	39,846
Arbitron, Inc.(a)	5,900	244,968
Ascent Media Corp., Class A*	2,061	79,884
Atrinsic, Inc.(a)*	540	1,431
Ballantyne of Omaha, Inc.*	3,464	26,915
Beasley Broadcasting Group, Inc., Class A(a)*	1,657	9,926
Belo Corp., Class A*	19,900	140,892
Carmike Cinemas, Inc.(a)*	2,800	21,616
Cinemark Holdings, Inc.(a)	16,400	282,736
CKX, Inc.*	17,076	68,816
Crown Media Holdings, Inc., Class A(a)*	17,800	46,636
Cumulus Media, Inc., Class A(a)*	6,400	27,584
EDCI Holdings, Inc.	1,400	4,130
Entercom Communications Corp., Class A*	5,260	60,911
Entravision Communications Corp.*	9,100	23,387
EW Scripps Co., Class A(a)*	8,297	84,215
Fisher Communications, Inc.*	1,100	23,980
Global Traffic Network, Inc.*	2,734	25,290
Gray Television, Inc.*	6,176	11,549
Harris Interactive, Inc.*	14,810	18,068
Harte-Hanks, Inc.	19,600	250,292
Here Media, Inc.(b)	499	—
Here Media, Inc., Special Shares(a),(b)*	499	—
Journal Communications, Inc., Class A*	10,000	50,500
Knology, Inc.*	13,380	209,129
Lee Enterprises, Inc.(a)*	8,463	20,819
Liberty Media Corp. - Capital, Series A*	413	25,837
Lin TV Corp., Class A*	6,700	35,510
Live Nation Entertainment, Inc.*	15,700	179,294
LodgeNet Interactive Corp.(a)*	6,600	28,050
Madison Square Garden, Inc., Class A*	13,022	335,707
Martha Stewart Living Omnimedia, Class A(a)*	5,600	24,752
Media General, Inc., Class A(a)*	5,000	28,900
Mediacom Communications Corp., Class A*	13,700	115,902
Meredith Corp.(a)	7,300	252,945
National CineMedia, Inc.	10,565	210,349
Navarre Corp.(a)*	5,272	11,177
New Frontier Media, Inc.(a)*	7,900	13,509
Nexstar Broadcasting Group, Inc., Class A*	2,098	12,567
Outdoor Channel Holdings, Inc.(a)*	9,100	65,247
Playboy Enterprises, Inc., Class B(a)*	5,900	30,798
Primedia, Inc.(a)	14,700	61,740
Radio One, Inc.(a)*	6,700	7,504
Rentrak Corp.*	1,900	57,304
Saga Communications, Inc.*	837	22,030
Salem Communications Corp., Class A(a)	3,500	11,095
Scholastic Corp.	8,100	239,274
Sinclair Broadcast Group, Inc., Class A	10,500	85,890
The McClatchy Co., Class A(a)*	9,500	44,365
The New York Times Co., Class A(a)*	29,026	284,455
Valassis Communications, Inc.*	10,800	349,380
Warner Music Group Corp.(a)*	27,900	157,077
World Wrestling Entertainment, Inc., Class A(a)	4,600	65,504
Xanadoo Co.*	10	3,625
		4,534,496
Metals & Mining — 2.0%
A.M. Castle & Co.*	5,100	93,891
Allied Nevada Gold Corp.*	1,654	43,517
AMCOL International Corp.(a)	6,800	210,800
Brush Engineered Materials, Inc.*	4,600	177,744
Capital Gold Corp.*	6,296	31,921
Carpenter Technology Corp.	8,800	354,112
Century Aluminum Co.(a)*	19,815	307,727
Coeur d'Alene Mines Corp.*	17,558	479,685
Commercial Metals Co.	24,935	413,672
Contango ORE, Inc.(a)*	350	3,675
Friedman Industries	700	6,125
General Moly, Inc.*	13,500	87,480
General Steel Holdings, Inc.*	4,794	13,759
Globe Specialty Metals, Inc.	16,305	278,652
Golden Minerals Co.*	3,160	84,372
Haynes International, Inc.	2,200	92,026
Hecla Mining Co.*	48,649	547,788
Horsehead Holding Corp.*	8,674	113,109
Kaiser Aluminum Corp.(a)	4,533	227,058
Mines Management, Inc.(a)*	8,088	34,131
Olympic Steel, Inc.(a)	2,400	68,832
RTI International Metals, Inc.*	6,300	169,974
Schnitzer Steel Industries, Inc., Class A(a)	4,145	275,186
Solitario Exploration & Royalty Corp.(a)*	1,000	3,640
Stillwater Mining Co.*	21,000	448,350
Universal Stainless & Alloy*	1,400	43,792
US Gold Corp.(a)*	24,158	194,955
Worthington Industries, Inc.(a)	17,700	325,680
		5,131,653
Multi-Utilities — 0.4%
Avista Corp.	12,400	279,248
Black Hills Corp.(a)	7,800	234,000
CH Energy Group, Inc.	3,800	185,782

See notes to financial statements.
30

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
NorthWestern Corp.	8,500	$245,055
		944,085
Multiline Retail — 0.6%
99 Cents Only Stores*	14,600	232,724
Dillard's, Inc., Class A(a)	14,700	557,718
Duckwall-ALCO Stores, Inc.(a)*	200	2,520
Fred's, Inc.(a)	8,987	123,661
Retail Ventures, Inc.*	9,900	161,370
Saks, Inc.(a)*	33,776	361,403
The Bon-Ton Stores, Inc.(a)*	2,700	34,182
Tuesday Morning Corp.(a)*	9,403	49,648
		1,523,226
Office Electronics — 0.1%
Zebra Technologies Corp., Class A*	9,827	373,328

Oil, Gas & Consumable Fuels — 4.0%
Abraxas Petroleum Corp.*	19,200	87,744
Adams Resources & Energy, Inc.	900	21,735
Alon USA Energy, Inc.(a)	10,500	62,790
Ante5, Inc.(a)*	2,059	3,459
Approach Resources, Inc.*	4,091	94,502
ATP Oil & Gas Corp.(a)*	10,800	180,792
Berry Petroleum Co., Class A(a)	8,373	365,900
Bill Barrett Corp.(a)*	9,686	398,385
BioFuel Energy Corp.(a)*	3,000	5,220
BPZ Resources, Inc.(a)*	19,300	91,868
Callon Petroleum Co.*	5,200	30,784
Cano Petroleum, Inc.(a)*	9,900	3,812
Carrizo Oil & Gas, Inc.(a)*	7,300	251,777
Cheniere Energy, Inc.(a)*	11,400	62,928
Clayton Williams Energy, Inc.*	2,100	176,337
Clean Energy Fuels Corp.(a)*	4,698	65,020
Cloud Peak Energy, Inc.*	6,000	139,380
Comstock Resources, Inc.(a)*	5,200	127,712
Contango Oil & Gas Co.(a)*	3,500	202,755
CREDO Petroleum Corp.(a)*	1,000	8,100
Crimson Exploration, Inc.(a)*	8,391	35,746
Crosstex Energy, Inc.(a)	15,460	136,976
CVR Energy, Inc.*	18,182	276,003
Delek US Holdings, Inc.(a)	12,078	87,928
Delta Petroleum Corp.(a)*	33,219	25,246
DHT Holdings, Inc.	7,610	35,386
Double Eagle Petroleum Co.(a)*	1,550	7,611
Endeavour International Corp.(a)*	4,787	66,061
Energy Partners Ltd.*	7,718	114,689
Evolution Petroleum Corp.*	6,400	41,728
FieldPoint Petroleum Corp.*	1,200	4,896
Frontier Oil Corp.*	21,184	381,524
FX Energy, Inc.*	8,650	53,197
General Maritime Corp.(a)	8,996	29,237
GeoMet, Inc.(a)*	4,682	5,384
GeoPetro Resources Co.*	5,700	2,508
Georesources, Inc.*	3,400	75,514
GMX Resources, Inc.(a)*	3,700	20,424
Goodrich Petroleum Corp.*	5,998	105,805
Gran Tierra Energy, Inc.*	43,426	349,579
Green Plains Renewable Energy, Inc.(a)*	6,638	74,744
Gulfport Energy Corp.*	9,638	208,663
Harvest Natural Resources, Inc.*	7,400	90,058
HKN, Inc.(a)*	2,400	8,400
Holly Corp.(a)	10,600	432,162
Houston American Energy Corp.(a)	8,700	157,383
Hyperdynamics Corp.(a)*	5,500	27,280
International Coal Group, Inc.*	42,826	331,473
James River Coal Co.(a)*	5,500	139,315
Kodiak Oil & Gas Corp.(a)*	19,000	125,400
L&L Energy, Inc.(a)*	5,398	58,298
Magnum Hunter Resources Corp.(a)*	8,400	60,480
McMoRan Exploration Co.(a)*	15,482	265,361
Northern Oil and Gas, Inc.(a)*	9,129	248,400
Overseas Shipholding Group, Inc.	5,212	184,609
Panhandle Oil and Gas, Inc.(a)	900	24,678
Patriot Coal Corp.*	14,500	280,865
Penn Virginia Corp.(a)	7,300	122,786
Petroleum Development Corp.*	3,900	164,619
Petroquest Energy, Inc.*	12,273	92,416
Rentech, Inc.*	13,700	16,714
Rex Energy Corp.(a)*	8,838	120,639
Rex Stores Corp.(a)*	1,575	24,192
Rosetta Resources, Inc.*	11,700	440,388
Ship Finance International Ltd.(a)	15,813	340,296
Stone Energy Corp.*	10,059	224,215
Swift Energy Co.*	8,000	313,200
Syntroleum Corp.(a)*	15,000	27,750
Toreador Resources Corp.(a)*	4,300	66,736
Tri-Valley Corp.(a)*	5,600	3,192
Uranium Energy Corp.(a)*	9,000	54,360
Uranium Resources, Inc.(a)*	11,500	39,100
USEC, Inc.(a)*	24,000	144,480
Vaalco Energy, Inc.*	13,164	94,254
Venoco, Inc.(a)*	11,495	212,083
Voyager Oil & Gas, Inc.*	2,059	11,119
W&T Offshore, Inc.	14,205	253,843
Warren Resources, Inc.(a)*	14,000	63,280
Western Refining, Inc.*	17,743	187,721
Westmoreland Coal Co.(a)*	2,000	23,880
World Fuel Services Corp.(a)	9,868	356,827
		10,352,101
Paper & Forest Products — 0.5%
Buckeye Technologies, Inc.	8,700	182,787
Clearwater Paper Corp.*	1,706	133,580
Deltic Timber Corp.(a)	2,800	157,752
Glatfelter	9,600	117,792
KapStone Paper and Packaging Corp.*	9,200	140,760
Louisiana-Pacific Corp.*	25,600	242,176
Mercer International, Inc.*	7,146	55,381
Neenah Paper, Inc.	3,300	64,944
Schweitzer-Mauduit International, Inc.(a)	3,100	195,052
Verso Paper Corp.(a)*	5,490	18,776
Wausau Paper Corp.	11,200	96,432
		1,405,432
Personal Products — 0.5%
CCA Industries, Inc.(a)	556	3,141
Elizabeth Arden, Inc.*	10,900	250,809
Inter Parfums, Inc.(a)	6,250	117,813
Mannatech, Inc.*	7,700	13,860
Medifast, Inc.*	3,300	95,304
Natural Alternatives International, Inc.*	1,000	5,600
Natures Sunshine Products, Inc.(a)*	2,700	24,246
Nu Skin Enterprises, Inc., Class A(a)	9,400	284,444
Nutraceutical International Corp.*	2,300	32,637
Parlux Fragrances, Inc.(a)*	5,787	17,014

See notes to financial statements.
31

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Physicians Formula Holdings, Inc.*	1,300	$4,888
Prestige Brands Holdings, Inc.*	11,200	133,840
Reliv International, Inc.	3,500	6,615
Revlon, Inc., Class A*	9,354	92,043
Schiff Nutrition International, Inc.	3,141	28,520
USANA Health Sciences, Inc.(a)*	3,400	147,730
		1,258,504
Pharmaceuticals — 1.5%
Adolor Corp.*	10,556	12,773
Akorn, Inc.*	20,100	122,007
Alexza Pharmaceuticals, Inc.(a)*	8,251	10,314
Ardea Biosciences, Inc.(a)*	2,933	76,258
ARYx Therapeutics, Inc.*	3,000	810
Auxilium Pharmaceuticals, Inc.*	2,928	61,781
AVANIR Pharmaceuticals, Inc., Class A(a)*	16,125	65,790
Biodel, Inc.(a)*	5,200	9,516
BioMimetic Therapeutics, Inc.*	4,848	61,570
BMP Sunstone Corp.(a)*	7,584	75,157
Cadence Pharmaceuticals, Inc.(a)*	10,200	77,010
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	34,958
Columbia Laboratories, Inc.(a)*	10,900	24,743
Corcept Therapeutics, Inc.(a)*	4,500	17,370
CPEX Pharmaceuticals, Inc.(a)*	490	12,005
Cumberland Pharmaceuticals, Inc.(a)*	1,208	7,236
Cypress Bioscience, Inc.(a)*	8,500	55,080
Depomed, Inc.(a)*	11,500	73,140
Durect Corp.(a)*	16,600	57,270
Emisphere Technologies, Inc.(a)*	6,080	14,653
Hi-Tech Pharmacal Co., Inc.(a)*	2,678	66,816
Impax Laboratories, Inc.*	13,300	267,463
Inspire Pharmaceuticals, Inc.*	13,850	116,340
ISTA Pharmaceuticals, Inc.*	10,679	54,783
Jazz Pharmaceuticals, Inc.*	7,300	143,664
KV Pharmaceutical Co., Class A(a)*	7,700	19,635
KV Pharmaceutical Co., Class B*	700	1,806
Lannett Co., Inc.*	4,650	25,993
MAP Pharmaceuticals, Inc.(a)*	3,400	56,916
Matrixx Initiatives, Inc.*	2,400	20,304
Medicis Pharmaceutical Corp., Class A	12,800	342,912
MiddleBrook Pharmaceuticals, Inc.*	13,473	781
Nektar Therapeutics(a)*	12,529	160,998
Neostem, Inc.(a)*	5,427	7,652
Novabay Pharmaceuticals, Inc.*	700	1,169
Obagi Medical Products, Inc.*	3,200	36,960
Optimer Pharmaceuticals, Inc.(a)*	3,722	42,096
Pain Therapeutics, Inc.(a)*	19,800	133,650
Par Pharmaceutical Cos., Inc.*	7,800	300,378
Pozen, Inc.(a)*	6,700	44,555
ProPhase Labs, Inc.*	3,100	3,720
Questcor Pharmaceuticals, Inc.(a)*	14,600	215,058
Repros Therapeutics, Inc.(a)*	700	2,128
Santarus, Inc.(a)*	16,900	55,263
Somaxon Pharmaceuticals, Inc.(a)*	2,900	9,135
Sucampo Pharmaceuticals, Inc., Class A(a)*	3,198	12,280
SuperGen, Inc.*	17,300	45,326
The Medicines Co.*	11,700	165,321
Trubion Pharmeceuticals, Inc.	2,700	—
Viropharma, Inc.*	25,800	446,856
Vivus, Inc.*	15,600	146,172
XenoPort, Inc.(a)*	5,200	44,304
		3,859,875
Professional Services — 1.7%
Acacia Research - Acacia Technologies*	29,010	752,519
Administaff, Inc.	5,700	167,010
Barrett Business Services, Inc.(a)	2,100	32,655
CBIZ, Inc.(a)*	15,700	97,968
CDI Corp.	3,800	70,642
Competitive Technologies, Inc.(a)*	1,800	2,340
CoStar Group, Inc.*	3,764	216,656
CRA International, Inc.*	2,200	51,722
Dolan Media Co.(a)*	6,400	89,088
Exponent, Inc.*	2,610	97,953
Franklin Covey Co.(a)*	4,000	34,360
FTI Consulting, Inc.*	9,847	367,096
GP Strategies Corp.*	3,599	36,854
Heidrick & Struggles International, Inc.	3,700	106,005
Hill International, Inc.*	9,200	59,524
Hudson Highland Group, Inc.*	5,400	31,482
Huron Consulting Group, Inc.*	4,080	107,916
ICF International, Inc.*	3,955	101,722
Kelly Services, Inc., Class A*	6,800	127,840
Kforce, Inc.*	10,079	163,078
Korn/Ferry International*	10,100	233,411
LECG Corp.(a)*	5,600	7,728
Mistras Group, Inc.*	6,091	82,107
National Technical Systems, Inc.	1,400	11,284
Navigant Consulting, Inc.*	13,900	127,880
Odyssey Marine Exploration, Inc.(a)*	10,650	29,607
On Assignment, Inc.*	12,485	101,753
RCM Technologies, Inc.*	2,995	13,897
Resources Connection, Inc.	11,115	206,628
School Specialty, Inc.(a)*	4,200	58,506
Sfn Group, Inc.*	11,700	114,192
SmartPros Ltd.	1,000	2,360
TeamStaff, Inc.*	488	261
The Advisory Board Co.*	3,600	171,468
The Corporate Executive Board Co.	6,893	258,832
Thomas Group, Inc.*	260	455
TrueBlue, Inc.*	11,123	200,103
Volt Information Sciences, Inc.*	4,949	42,809
VSE Corp.(a)	850	28,067
		4,405,778
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA*	5,967	171,313
Avatar Holdings, Inc.*	1,576	31,236
Consolidated-Tomoka Land Co.(a)	1,100	31,790
Forestar Group, Inc.*	8,034	155,056
Grubb & Ellis Co.(a)*	6,200	7,874
Maui Land & Pineapple Co., Inc.*	1,800	8,964
Tejon Ranch Co.*	3,719	102,458
Thomas Properties Group, Inc.(a)*	8,716	36,782
ZipRealty, Inc.*	4,510	11,726
		557,199
Road & Rail — 1.6%
AMERCO, Inc.*	4,600	441,784
Arkansas Best Corp.(a)	5,700	156,294
Avis Budget Group, Inc.(a)*	21,536	335,100
Celadon Group, Inc.*	5,010	74,098
Con-way, Inc.	11,291	412,912

See notes to financial statements.
32

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Covenant Transportation Group, Inc., Class A*	1,500	$14,580
Dollar Thrifty Automotive Group, Inc.*	4,400	207,944
Frozen Food Express Industries*	5,100	22,644
Genesee & Wyoming, Inc., Class A*	7,225	382,564
Heartland Express, Inc.(a)	23,624	378,457
Knight Transportation, Inc.	20,700	393,300
Marten Transport Ltd.	4,300	91,934
Old Dominion Freight Line, Inc.*	12,528	400,771
P.A.M. Transportation Services, Inc.*	3,196	35,859
Quality Distribution, Inc.(a)*	6,100	55,449
RailAmerica, Inc.(a)*	9,456	122,455
Saia, Inc.*	3,200	53,088
Trailer Bridge, Inc.*	1,400	3,864
Universal Truckload Services, Inc.(a)*	3,300	52,536
USA Truck, Inc.*	1,900	25,137
Werner Enterprises, Inc.(a)	17,675	399,455
YRC Worldwide, Inc.(a)*	356	1,324
		4,061,549
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Analogic Technologies, Inc.*	9,300	37,293
Advanced Energy Industries, Inc.(a)*	9,400	128,216
Aehr Test Systems*	1,200	1,440
Aetrium, Inc.(a)*	2,200	5,126
Amkor Technology, Inc.(a)*	40,398	298,541
Amtech Systems, Inc.*	2,200	55,330
Anadigics, Inc.*	14,200	98,406
Applied Micro Circuits Corp.*	14,675	156,729
ATMI, Inc.*	7,200	143,568
AuthenTec, Inc.(a)*	3,700	9,250
Axcelis Technologies, Inc.*	20,139	69,681
AXT, Inc.*	12,200	127,368
Brooks Automation, Inc.*	14,274	129,465
BTU International, Inc.*	2,100	18,879
Cabot Microelectronics Corp.*	5,200	215,540
Cascade Microtech, Inc.(a)*	3,500	15,120
Cavium Networks, Inc.(a)*	4,688	176,644
Ceva, Inc.(a)*	4,175	85,587
Cirrus Logic, Inc.(a)*	14,700	234,906
Cohu, Inc.	5,200	86,216
Conexant Systems, Inc.(a)*	14,643	23,868
Cyberoptics Corp.(a)*	1,700	14,518
Cymer, Inc.*	8,635	389,179
Diodes, Inc.*	9,250	249,657
DSP Group, Inc.*	6,800	55,352
Energy Conversion Devices, Inc.(a)*	10,450	48,070
Entegris, Inc.*	32,288	241,191
Entropic Communications, Inc.*	12,900	155,832
Evergreen Solar, Inc.(a)*	26,600	15,508
Exar Corp.*	11,669	81,450
Fairchild Semiconductor International, Inc.*	26,822	418,691
FEI Co.*	8,400	221,844
Formfactor, Inc.*	10,700	95,016
FSI International, Inc.(a)*	5,400	23,868
GSI Technology, Inc.(a)*	6,498	52,634
GT Solar International, Inc.(a)*	31,648	288,630
Hittite Microwave Corp.*	6,700	408,968
Ikanos Communications, Inc.*	9,200	12,328
Integrated Device Technology, Inc.*	33,300	221,778
Integrated Silicon Solution, Inc.*	5,884	47,249
International Rectifier Corp.*	14,106	418,807
Intersil Corp., Class A(a)	13,236	202,114
IXYS Corp.*	7,000	81,340
Kopin Corp.(a)*	16,230	67,517
Kulicke & Soffa Industries, Inc.(a)*	12,100	87,120
Lattice Semiconductor Corp.*	32,718	198,271
LTX-Credence Corp.(a)*	8,300	61,420
Mattson Technology, Inc.*	14,200	42,600
MEMSIC, Inc.*	1,209	3,978
Micrel, Inc.	15,500	201,345
Microsemi Corp.*	18,291	418,864
Mindspeed Technologies, Inc.(a)*	6,180	37,698
MIPS Technologies, Inc., Class A*	16,600	251,656
MKS Instruments, Inc.*	11,075	271,227
Monolithic Power Systems, Inc.(a)*	7,600	125,552
MoSys, Inc.(a)*	6,400	36,416
Nanometrics, Inc.(a)*	4,500	57,735
Netlogic Microsystems, Inc.*	8,236	258,693
Omnivision Technologies, Inc.*	11,500	340,515
PDF Solutions, Inc.*	8,100	39,042
Pericom Semiconductor Corp.*	5,500	60,390
Photronics, Inc.(a)*	10,217	60,382
Pixelworks, Inc.*	1,533	5,366
PLX Technology, Inc.*	6,900	24,909
PMC - Sierra, Inc.*	48,337	415,215
Power Integrations, Inc.(a)	6,500	260,910
QuickLogic Corp.(a)*	10,100	64,337
Ramtron International Corp.*	10,700	36,059
RF Micro Devices, Inc.*	51,819	380,870
Rubicon Technology, Inc.(a)*	3,000	63,240
Rudolph Technologies, Inc.*	6,058	49,857
Semtech Corp.*	13,910	314,922
Sigma Designs, Inc.*	5,900	83,603
Silicon Image, Inc.*	16,700	122,745
Spansion, Inc., Class A*	12,218	252,913
Spire Corp.(a)*	1,100	5,731
Standard Microsystems Corp.(a)*	5,000	144,150
SunPower Corp., Class A(a)*	10,674	136,947
SunPower Corp., Class B*	7,978	99,007
Supertex, Inc.*	2,900	70,122
Tessera Technologies, Inc.*	11,500	254,725
Trident Microsystems, Inc.(a)*	14,033	24,979
TriQuint Semiconductor, Inc.*	32,800	383,432
Ultra Clean Holdings(a)*	5,100	47,481
Ultratech, Inc.*	5,300	105,364
Veeco Instruments, Inc.(a)*	8,400	360,864
Volterra Semiconductor Corp.(a)*	5,300	122,748
Zoran Corp.*	14,761	129,897
		12,442,011
Software — 4.2%
ACI Worldwide, Inc.*	7,900	212,273
Actuate Corp.*	14,300	81,510
Advent Software, Inc.*	6,100	353,312
American Software, Inc., Class A	5,100	34,527
Ariba, Inc.*	18,950	445,135
AsiaInfo-Linkage, Inc.(a)*	7,147	118,426
Aspen Technology, Inc.*	22,500	285,750
Blackbaud, Inc.(a)	12,954	335,509
Blackboard, Inc.*	7,101	293,271
Bottomline Technologies, Inc.*	6,800	147,628
Bsquare Corp.*	2,300	20,125
Cadence Design Systems, Inc.*	37,500	309,750

See notes to financial statements.
33

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Callidus Software, Inc.*	6,600	$33,264
Cinedigm Digital Cinema Corp.*	5,800	9,570
Commvault Systems, Inc.*	8,600	246,132
Deltek, Inc.*	10,652	77,334
DemandTec, Inc.*	3,300	35,772
Digimarc Corp.*	1,256	37,693
Ebix, Inc.(a)*	7,251	171,631
Epicor Software Corp.*	21,300	215,130
EPIQ Systems, Inc.(a)	8,450	116,019
ePlus, Inc.(a)*	1,200	28,368
Fair Isaac Corp.(a)	10,900	254,733
FalconStor Software, Inc.(a)*	11,650	39,028
Glu Mobile, Inc.*	3,800	7,866
GSE Systems, Inc.*	2,896	10,484
Guidance Software, Inc.*	4,733	34,030
Interactive Intelligence, Inc.(a)*	3,800	99,408
JDA Software Group, Inc.*	8,255	231,140
Kenexa Corp.*	5,100	111,129
Lawson Software, Inc.*	39,500	365,375
Magma Design Automation, Inc.*	11,500	57,615
Manhattan Associates, Inc.*	5,462	166,809
Mentor Graphics Corp.*	23,000	276,000
MicroStrategy, Inc., Class A*	2,101	179,572
Monotype Imaging Holdings, Inc.*	7,120	79,032
Netscout Systems, Inc.*	8,185	188,337
NetSuite, Inc.*	8,530	213,250
Novell, Inc.*	39,382	233,141
Opnet Technologies, Inc.	8,654	231,668
Pegasystems, Inc.(a)	4,741	173,663
Pervasive Software, Inc.(a)*	5,000	25,800
Progress Software Corp.*	9,300	393,576
PROS Holdings, Inc.(a)*	6,073	69,171
QAD, Inc., Class A(a)*	4,879	44,399
QAD, Inc., Class B(a)*	1,219	12,117
Quest Software, Inc.*	4,973	137,951
Radiant Systems, Inc.*	7,100	138,947
Renaissance Learning, Inc.(a)	6,522	77,220
Rosetta Stone, Inc.*	3,485	73,952
S1 Corp.*	16,600	114,540
Scientific Learning Corp.*	6,000	18,240
Smith Micro Software, Inc.*	6,500	102,310
Soapstone Networks, Inc.(a)	2,900	26
SolarWinds, Inc.*	14,695	282,879
Sonic Solutions, Inc.(a)*	9,668	145,020
Sourcefire, Inc.(a)*	5,196	134,732
SRS Labs, Inc.*	3,700	32,597
Synchronoss Technologies, Inc.(a)*	7,100	189,641
Take-Two Interactive Software, Inc.(a)*	16,800	205,632
Taleo Corp., Class A*	8,446	233,532
TeleCommunication Systems, Inc., Class A*	9,200	42,964
THQ, Inc.(a)*	11,550	69,993
TIBCO Software, Inc.*	41,462	817,216
TiVo, Inc.(a)*	14,732	127,137
Tyler Technologies, Inc.(a)*	8,205	170,336
Ultimate Software Group, Inc.(a)*	5,500	267,465
Verint Systems, Inc.*	6,100	193,370
VirnetX Holding Corp.(a)	9,530	141,520
Websense, Inc.(a)*	8,555	173,239
		10,995,931
Specialty Retail — 3.8%
A.C. Moore Arts & Crafts, Inc.*	5,100	12,852
Aaron's, Inc.(a)	15,899	324,181
America's Car-Mart, Inc.*	2,516	68,133
AnnTaylor Stores Corp.*	12,800	350,592
Asbury Automotive Group, Inc.*	7,200	133,056
Ascena Retail Group, Inc.*	5,694	150,435
Bakers Footwear Group, Inc.*	400	360
Barnes & Noble, Inc.(a)	12,300	174,045
Bebe Stores, Inc.	22,995	137,050
Big 5 Sporting Goods Corp.(a)	3,989	60,912
Blockbuster, Inc., Class A*	32,000	5,088
Books-A-Million, Inc.(a)	3,928	22,782
Borders Group, Inc.*	9,000	8,102
Boyds Collection Ltd.(a),(b)	10,600	—
Brown Shoe Co., Inc.(a)	9,550	133,031
Build-A-Bear Workshop, Inc.(a)*	3,900	29,796
Cabela's, Inc.(a)*	15,000	326,250
Cache, Inc.*	3,300	14,652
Casual Male Retail Group, Inc.*	8,925	42,305
Charming Shoppes, Inc.(a)*	23,380	82,999
Childrens Place Retail Stores, Inc.*	6,000	297,840
Christopher & Banks Corp.	7,937	48,813
Citi Trends, Inc.(a)*	3,000	73,650
Coldwater Creek, Inc.*	20,488	64,947
Collective Brands, Inc.(a)*	13,100	276,410
Conn's, Inc.(a)*	7,199	33,691
Cost Plus, Inc.(a)*	4,685	45,445
Destination Maternity Corp.*	1,400	53,102
DSW, Inc., Class A(a)*	3,483	136,185
Footstar, Inc.	1,300	520
Friedmans, Inc., Class A(b)	1,600	—
Genesco, Inc.*	4,900	183,701
Golfsmith International Holdings, Inc.(a)*	1,600	3,872
Group 1 Automotive, Inc.(a)	4,900	204,624
Haverty Furniture Cos., Inc.(a)	3,600	46,728
hhgregg, Inc.(a)*	7,534	157,837
Hibbett Sports, Inc.(a)*	6,450	238,005
Hot Topic, Inc.(a)	7,575	47,495
Jo-Ann Stores, Inc.(a)*	5,100	307,122
Jos. A. Bank Clothiers, Inc.(a)*	5,212	210,148
Kirkland's, Inc.*	4,300	60,329
Lithia Motors, Inc., Class A	4,731	67,606
Lumber Liquidators Holdings, Inc.(a)*	4,400	109,604
MarineMax, Inc.(a)*	4,100	38,335
Men's Wearhouse, Inc.(a)	11,097	277,203
Midas, Inc.(a)*	3,000	24,330
Monro Muffler, Inc.(a)	6,750	233,482
New York & Co., Inc.(a)*	11,900	52,598
Office Depot, Inc.*	31,888	172,195
OfficeMax, Inc.*	16,850	298,245
Pacific Sunwear Of California(a)*	14,775	80,081
Penske Auto Group, Inc.(a)*	18,700	325,754
PEP Boys-Manny Moe & Jack(a)	11,700	157,131
Pier 1 Imports, Inc.*	34,700	364,350
Rent-A-Center, Inc.	13,202	426,161
Sally Beauty Holdings, Inc.(a)*	31,000	450,430
Select Comfort Corp.*	9,800	89,474
Shoe Carnival, Inc.*	2,240	60,480
Sonic Automotive, Inc., Class A(a)	8,327	110,249
Sport Chalet, Inc.*	800	2,176
Stage Stores, Inc.	8,600	149,124

See notes to financial statements.
34

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Stein Mart, Inc.	9,336	$86,358
Systemax, Inc.(a)*	7,400	104,340
Talbots, Inc.*	10,590	90,227
Tandy Leather Factory, Inc.(a)	2,200	10,252
The Buckle, Inc.(a)	9,375	354,094
The Cato Corp., Class A	7,100	194,611
The Finish Line, Class A	10,482	180,186
Tractor Supply Co.	349	16,923
Trans World Entertainment(a)*	5,400	9,180
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	11,677	397,018
Vitamin Shoppe, Inc.*	5,219	175,567
West Marine, Inc.(a)*	4,005	42,373
Wet Seal, Inc.*	20,875	77,238
Zale Corp.(a)*	7,200	30,672
Zumiez, Inc.*	6,000	161,220
		9,986,352
Textiles, Apparel & Luxury Goods — 2.0%
American Apparel, Inc.(a)*	9,500	15,770
Carter's, Inc.*	14,200	419,042
Cherokee, Inc.	1,700	31,977
Columbia Sportswear Co.	8,700	524,610
CROCS, Inc.*	19,200	328,704
Culp, Inc.(a)*	2,400	24,864
Deckers Outdoor Corp.(a)*	7,800	621,972
Delta Apparel, Inc.*	1,100	14,850
Frederick's of Hollywood Group, Inc.*	1,100	990
G-III Apparel Group Ltd.(a)*	3,500	123,025
Heelys, Inc.*	2,200	6,688
Iconix Brand Group, Inc.(a)*	15,081	291,214
K-Swiss, Inc., Class A(a)*	5,700	71,079
Kenneth Cole Productions, Inc., Class A*	2,300	28,727
LaCrosse Footwear, Inc.(a)	582	9,545
Lakeland Industries, Inc.*	440	3,850
Liz Claiborne, Inc.(a)*	15,200	108,832
Maidenform Brands, Inc.*	5,100	121,227
Movado Group, Inc.(a)*	4,000	64,560
Oxford Industries, Inc.(a)	4,374	112,018
Perry Ellis International, Inc.*	3,000	82,410
Quiksilver, Inc.*	29,916	151,674
R.G. Barry Corp.	1,900	21,128
Rocky Brands, Inc.*	1,000	10,040
Skechers U.S.A., Inc., Class A(a)*	6,800	136,000
Steven Madden Ltd.*	7,350	306,642
Tandy Brands Accessories, Inc.*	1,300	3,692
The Jones Group, Inc.	18,800	292,152
The Timberland Co., Class A*	10,360	254,752
True Religion Apparel, Inc.(a)*	5,400	120,204
Under Armour, Inc., Class A*	6,000	329,040
Unifi, Inc.*	4,533	76,744
Volcom, Inc.(a)	4,900	92,463
Wolverine World Wide, Inc.	11,000	350,680
		5,151,165
Thrifts & Mortgage Finance — 1.7%
Abington Bancorp, Inc.	5,000	59,650
Anchor Bancorp Wisconsin, Inc.*	4,900	5,880
Astoria Financial Corp.	20,600	286,546
Atlantic Coast Federal Corp.(a)*	2,500	4,275
Bank Mutual Corp.(a)	8,663	41,409
BankAtlantic Bancorp, Inc., Class A(a)*	7,704	8,860
BankFinancial Corp.(a)	4,900	47,775
Beneficial Mutual Bancorp, Inc.*	16,344	144,318
Berkshire Hills Bancorp, Inc.(a)	2,400	53,040
BofI Holding, Inc.(a)*	1,700	26,367
Brookline Bancorp, Inc.	14,148	153,506
CFS Bancorp, Inc.(a)	1,800	9,414
Charter Financial Corp.(a)	2,028	18,049
Citizens Community Bancorp, Inc.*	400	1,580
Citizens First Bancorp, Inc.*	1,800	54
Citizens South Banking Corp.(a)	1,260	5,418
Clifton Savings Bancorp, Inc.(a)	3,000	32,430
Dime Community Bancshares	10,050	146,629
Doral Financial Corp.*	6,300	8,694
ESSA Bancorp, Inc.(a)	1,900	25,118
Federal Agricultural Mortgage Corp., Class C(a)	1,400	22,848
First Defiance Financial Corp.*	1,000	11,900
First Federal Bancshares of Arkansas, Inc.(a)*	500	715
First Federal of Northern Michigan Bancorp, Inc.*	300	798
First Financial Holdings, Inc.(a)	2,800	32,228
First Financial Northwest, Inc.	2,239	8,978
First Financial Service Corp.(a)*	440	1,786
First Pactrust Bancorp, Inc.(a)	200	2,654
First Place Financial Corp.(a)*	2,900	7,569
Flagstar Bancorp, Inc.*	888	1,447
Flushing Financial Corp.	6,740	94,360
HF Financial Corp.	110	1,188
Home Federal Bancorp, Inc.(a)	4,062	49,841
HopFed Bancorp, Inc.(a)	407	3,655
Kaiser Federal Financial Group, Inc.	2,068	23,947
Kearny Financial Corp.(a)	17,221	148,101
Legacy Bancorp, Inc.	2,500	32,850
Meridian Interstate Bancorp, Inc.*	3,210	37,846
MGIC Investment Corp.(a)*	40,675	414,478
New England Bancshares, Inc.	1,000	7,950
New Hampshire Thrift Bancshares, Inc.	200	2,510
NewAlliance Bancshares, Inc.	33,500	501,830
Northeast Community Bancorp, Inc.	2,200	12,210
Northwest Bancshares, Inc.	27,000	317,520
OceanFirst Financial Corp.	3,447	44,363
Ocwen Financial Corp.(a)*	20,000	190,800
Oritani Financial Corp.	11,552	141,396
Provident Financial Holdings, Inc.	1,000	7,240
Provident Financial Services, Inc.(a)	14,515	219,612
Provident New York Bancorp(a)	10,000	104,900
Pulaski Financial Corp.(a)	2,040	15,463
Radian Group, Inc.(a)	23,900	192,873
Rainier Pacific Financial Group, Inc.*	700	2
Riverview Bancorp, Inc.*	2,760	7,480
Rockville Financial, Inc.(a)	4,671	57,080
Roma Financial Corp.	4,854	51,452
Rome Bancorp, Inc.	1,200	14,424
SI Financial Group, Inc.(a)	2,300	20,309
Territorial Bancorp, Inc.(a)	1,644	32,732
The PMI Group, Inc.*	28,900	95,370
TierOne Corp.*	3,600	11
Timberland Bancorp, Inc.	2,600	9,594
Tree.com, Inc.*	900	8,496
Trustco Bank Corp.	17,234	109,264
United Financial Bancorp, Inc.	3,955	60,393
United Western Bancorp, Inc.*	1,600	464
ViewPoint Financial Group(a)	6,286	73,483
See notes to financial statements.
35

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Washington Federal, Inc.	523	$8,849
Waterstone Financial, Inc.(a)*	6,900	22,425
Westfield Financial, Inc.(a)	5,000	46,250
		4,352,946
Tobacco — 0.3%
Alliance One International, Inc.(a)*	20,000	84,800
Star Scientific, Inc.(a)*	38,750	75,563
Universal Corp.(a)	5,600	227,920
Vector Group Ltd.(a)	16,707	289,365
		677,648
Trading Companies & Distributors — 1.4%
Aceto Corp.	7,018	63,162
Aircastle Ltd.	15,000	156,750
Applied Industrial Technologies, Inc.	8,925	289,884
Beacon Roofing Supply, Inc.*	10,600	189,422
BlueLinx Holdings, Inc.*	8,300	30,378
CAI International, Inc.*	3,100	60,760
DXP Enterprises, Inc.*	2,600	62,400
Empire Resources, Inc.	2,300	11,960
GATX Corp.(a)	8,933	315,156
H&E Equipment Services, Inc.*	8,700	100,659
Houston Wire & Cable Co.	3,600	48,384
Interline Brands, Inc.*	6,600	150,282
Kaman Corp., Class A	5,300	154,071
KSW, Inc.	1,050	3,832
Lawson Products, Inc.(a)	1,575	39,202
RSC Holdings, Inc.(a)*	16,569	161,382
Rush Enterprises, Inc., Class A*	6,000	122,640
TAL International Group, Inc.	7,400	228,438
Textainer Group Holdings Ltd.(a)	10,100	287,749
Titan Machinery, Inc.*	3,536	68,245
United Rentals, Inc.(a)*	11,200	254,800
Watsco, Inc.	5,300	334,324
WESCO International, Inc.(a)*	8,100	427,680
Willis Lease Finance Corp.(a)*	900	11,727
		3,573,287
Water Utilities — 0.2%
American States Water Co.(a)	3,550	122,368
Artesian Resources Corp., Class A(a)	1,300	24,635
Cadiz, Inc.(a)*	2,500	31,100
California Water Service Group	4,300	160,261
Connecticut Water Service, Inc.(a)	1,900	52,972
Consolidated Water Co., Ltd.	1,755	16,093
Middlesex Water Co.(a)	2,337	42,884
SJW Corp.(a)	4,400	116,468
York Water Co.(a)	1,271	21,976
		588,757
Wireless Telecommunication Services — 0.4%
FiberTower Corp.(a)*	7,691	34,302
Leap Wireless International, Inc.(a)*	14,036	172,081
NTELOS Holdings Corp.	7,869	149,904
Shenandoah Telecommunications Co.(a)	4,460	83,536
Syniverse Holdings, Inc.*	15,400	475,090
USA Mobility, Inc.	4,000	71,080
		985,993
TOTAL COMMON STOCKS (Identified Cost $239,076,209)		259,759,546

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Celgene Corp., expires 12/31/2030*	4,900	24,010
Commercial Banks — 0.0%
Tib Financial Corp., expires 1/10/11*	10,580	60,729
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17*	335	—
U.S. Concrete, Inc., expires 8/31/17*	335	—
		—
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	41
Oil, Gas & Consumable Fuels — 0.0%
Biofuel Energy Corp., expires 1/28/11*	7,564	—
Pharmaceuticals — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10*	13,728	552
Specialty Retail — 0.0%
Ligand Pharmaceuticals, expires 12/31/11(b)*	1,800	—
TOTAL RIGHTS & WARRANTS (Identified Cost $111,630)		85,332

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	754,002	754,002
		754,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $754,003)		754,003

COLLATERAL FOR SECURITIES ON LOAN — 29.0%
Short-Term — 29.0%
State Street Navigator Securities
Lending Prime Portfolio	$75,554,790	75,554,790
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $75,554,790)		75,554,790

Total Investments — 129.0% (Identified Cost $315,496,632)#		336,153,671
Liabilities, Less Cash and Other Assets — (29.0%)		(75,667,042)
Net Assets — 100.0%		$260,486,629

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2010, the market value of the securities on loan was $ 73,187,781.
(b)	Bankrupt security/delisted.
#	At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $315,496,632. Net unrealized appreciation aggregated $20,657,039 of which $68,931,864 related to appreciated investment securities and $48,274,825 related to depreciated investment securities.

See notes to financial statements.
36

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Australia — 5.3%
Alumina Ltd.	159,732	$405,167
Amcor Ltd.	192,720	1,330,520
Asciano Group*	411,050	670,573
Australia & New Zealand Banking Group Ltd.	98,836	2,360,440
Bank of Queensland Ltd.(a)	69,320	736,656
Bendigo and Adelaide Bank Ltd.	76,895	782,550
BlueScope Steel Ltd.	269,613	620,461
Boral Ltd.(a)	149,446	738,282
Caltex Australia Ltd.(a)	54,126	795,525
Crown Ltd.	80,586	679,993
CSR Ltd.(a)	184,052	316,257
Downer EDI Ltd.(a)	14,976	70,307
Fairfax Media Ltd.(a)	279,821	400,681
Goodman Fielder Ltd.	254,361	349,916
Incitec Pivot Ltd.	240,274	973,179
Insurance Australia Group Ltd.	95,401	378,596
Lend Lease Corp. Ltd.	35,684	314,974
Macquarie Group Ltd.	23,362	884,341
OneSteel Ltd.	108,199	286,625
Origin Energy Ltd.	133,544	2,275,570
OZ Minerals Ltd.	141,101	248,227
Primary Health Care Ltd.	48,970	188,826
Qantas Airways Ltd.*	197,873	514,057
Santos Ltd.(a)	75,497	1,015,421
Sims Metal Management Ltd.(a)	38,456	848,409
Suncorp-Metway Ltd.	204,445	1,800,406
TABCORP Holdings Ltd.	91,759	667,282
Tatts Group Ltd.	80,014	211,143
Toll Holdings Ltd.	33,316	195,253
Washington H Soul Pattinson & Co., Ltd.	11,161	143,835
Wesfarmers Ltd.	200,456	6,560,846
		27,764,318
Austria — 0.2%
Erste Group Bank AG	17,259	810,441
Belgium — 0.9%
Delhaize Group	13,262	979,495
Dexia SA(a)*	7,917	27,507
Fortis	349,625	798,919
KBC Groep NV*	12,340	420,493
Solvay SA	13,524	1,441,252
UCB SA(a)	31,369	1,076,045
		4,743,711
Canada — 12.5%
Astral Media, Inc.	10,600	447,752
BCE, Inc.(a)	61,530	2,186,936
Canadian Pacific Railway Ltd.(a)	19,275	1,252,691
Canadian Tire Corp., Ltd.	18,300	1,255,031
Canadian Utilities Ltd., Class A	9,200	503,349
CGI Group, Inc.*	7,300	126,280
Empire Co., Ltd., Class A	7,800	437,892
EnCana Corp.(a)	129,651	3,793,169
Ensign Energy Services, Inc.	16,271	245,955
Fairfax Financial Holdings Ltd.	2,700	1,110,603
George Weston Ltd.(a)	7,700	652,057
Goldcorp, Inc.	31,900	1,471,962
Groupe Aeroplan, Inc.	22,400	307,963
Husky Energy, Inc.(a)	34,750	927,902
Industrial Alliance Insurance & Financial Services, Inc.	20,285	750,971
Inmet Mining Corp.	6,544	508,488
Intact Financial Corp.	4,594	234,990
Kinross Gold Corp.	29,851	567,718
Loblaw Companies Ltd.(a)	14,200	576,540
Lundin Mining Corp.*	8,189	59,793
Magna International, Inc., Class A	50,224	2,622,074
Manitoba Telecom Services, Inc.	2,300	65,926
Manulife Financial Corp.(a)	200,314	3,455,079
New Gold, Inc.*	21,843	212,652
Nexen, Inc.(a)	66,453	1,523,814
Quadra FNX Mining Ltd.*	1,000	16,846
Sears Canada, Inc.	6,657	128,279
Sino-Forest Corp.(a)*	22,843	535,063
Sun Life Financial, Inc.(a)	137,937	4,177,093
Suncor Energy, Inc.	243,764	9,384,779
Talisman Energy, Inc.	260,300	5,790,844
Teck Resources Ltd.	100,020	6,215,665
TELUS Corp.(a)	17,532	762,606
TELUS Corp.	3,000	137,222
Thomson Reuters Corp.(a)	106,534	3,990,070
TransAlta Corp.(a)	32,569	692,783
TransCanada Corp.(a)	115,987	4,431,606
Valeant Pharmaceuticals International, Inc.	15,800	449,386
Viterra, Inc.*	48,000	447,994
Yamana Gold, Inc.	166,200	2,134,541
		64,592,364
Denmark — 1.5%
A P Moller - Maersk A/S	273	2,472,052
Carlsberg A/S	20,734	2,075,983
Danisco A/S	3,805	347,891
Danske Bank*	87,864	2,252,499
Jyske Bank A/S*	9,528	442,404
		7,590,829
Finland — 1.0%
Kesko Oyj	12,415	579,495
Neste Oil Oyj(a)	13,059	208,536
Outokumpu Oyj(a)	1,652	30,641
Rautaruukki Oyj(a)	8,300	194,209
Stora Enso Oyj, R Shares	166,360	1,708,428
UPM-Kymmene Oyj	153,593	2,713,356
		5,434,665
France — 8.2%
Air France-KLM*	47,558	866,210
AXA SA	259,150	4,311,462
BNP Paribas SA	23,773	1,512,468
Cap Gemini SA	11,658	544,160
Casino Guichard Perrachon SA	9,335	910,005
Cie de Saint-Gobain	66,836	3,438,548
Cie Generale de Geophysique-Veritas, ADR(a)*	9,901	302,872
Ciments Francais SA	2,122	205,583
CNP Assurances	21,364	385,550
Compagnie Generele des Etablissements Michelin, Class B, ADR	15,712	1,127,482
Credit Agricole SA	270,578	3,436,393
Credit Industriel et Commercial(a)	518	92,056
GDF Suez	122,497	4,395,150
Groupe Eurotunnel SA	10,320	90,742
Lafarge SA	36,817	2,308,396
Lagardere SCA	41,545	1,711,576
Natixis*	157,966	738,815
Peugeot SA*	34,676	1,316,450
PPR	13,872	2,205,921
Renault SA*	31,957	1,857,630
Rexel SA*	13,431	291,742
SCOR	14,662	372,264

See notes to financial statements.
37

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Societe Generale	40,457	$2,174,401
Vivendi	288,783	7,795,194
		42,391,070
Germany — 8.4%
Allianz SE	58,451	6,946,150
Bayerische Motoren Werke AG	75,553	5,941,582
Celesio AG	6,399	159,048
Commerzbank AG(a)*	90,970	675,162
Daimler AG*	94,858	6,430,471
Deutsche Bank AG(a)	56,477	2,939,628
Deutsche Bank AG	2,383	124,510
Deutsche Lufthansa AG*	50,963	1,113,806
Deutsche Telekom AG	475,474	6,134,554
E.On AG	50,882	1,559,434
Fraport AG Frankfurt Airport Services Worldwide	1,219	76,821
Hannover Rueckversicherung AG	4,864	260,868
HeidelbergCement AG	10,328	647,281
Merck KGaA	8,461	676,690
Muenchener Rueckversicherungs AG	48,420	7,340,628
Salzgitter AG	3,794	292,890
Suedzucker AG	6,635	176,662
ThyssenKrupp AG	33,370	1,381,693
Volkswagen AG	4,022	569,170
		43,447,048
Greece — 0.1%
Alpha Bank AE*	47,207	239,714
Hellenic Petroleum SA	26,868	210,396
Marfin Investment Group SA*	37,198	34,795
		484,905
Hong Kong — 2.1%
Cheung Kong Holdings Ltd.	17,000	262,016
Great Eagle Holdings Ltd.	31,552	98,235
Henderson Land Development Co., Ltd.(a)	148,777	1,013,501
Hopewell Holdings Ltd.	71,000	222,880
Hutchison Whampoa Ltd.	656,000	6,768,629
New World Development Co., Ltd.(a)	535,884	1,007,954
Orient Overseas International Ltd.	7,000	67,858
The Hongkong & Shanghai Hotels Ltd.(a)	68,495	114,734
Tsim Sha Tsui Properties	58,492	180,605
Wheelock & Co., Ltd.	233,000	941,257
		10,677,669
Ireland — 0.2%
CRH PLC, ADR	59,896	1,245,837
Israel — 0.2%
Bank Hapoalim B.M.*	92,854	483,307
Bank Leumi Le-Israel	18,140	92,885
Elbit Systems Ltd.	3,950	210,719
Israel Discount Bank Ltd., Series A*	86,229	196,708
Partner Communications Co. Ltd.	6,949	140,997
		1,124,616
Italy — 1.7%
Banca Monte dei Paschi di Siena SpA(a)*	351,512	399,736
Banco Popolare Scarl(a)	18,470	83,670
Finmeccanica SpA	42,973	488,398
Intesa Sanpaolo SpA	298,413	809,502
Telecom Italia SpA	1,569,188	2,027,708
UniCredit SpA	2,029,647	4,198,512
Unione di Banche Italiane SCPA	97,307	851,705
		8,859,231
Japan — 23.0%
Aeon Co., Ltd.(a)	112,000	1,401,552
Aisin Seiki Co., Ltd.	18,300	647,566
Ajinomoto Co., Inc.	107,000	1,114,940
Alfresa Holdings Corp.(a)	3,400	150,967
Amada Co., Ltd.	51,000	415,211
Aoyama Trading Co., Ltd.	7,800	140,840
Aozora Bank Ltd.(a)	147,000	304,175
Asahi Kasei Corp.	81,000	528,760
Asatsu-DK, Inc.(a)	1,100	30,023
Bank of Kyoto Ltd.	45,000	426,777
Bank of Yokohama Ltd.	45,000	233,342
Canon Marketing Japan, Inc.	8,000	113,906
Chiba Bank Ltd.	49,000	318,660
Chugoku Bank Ltd.	24,000	290,578
Chuo Mitsui Trust Holdings, Inc.	59,000	244,895
Citizen Holdings Co., Ltd.	68,900	475,231
Coca-Cola West Co., Ltd.(a)	7,200	130,450
COMSYS Holdings Corp.	9,000	95,997
Cosmo Oil Co., Ltd.	111,000	363,665
Credit Saison Co., Ltd.	18,900	310,771
Dai Nippon Printing Co., Ltd.	119,000	1,621,062
Daicel Chemical Industries Ltd.(a)	45,000	328,673
Dainippon Sumitomo Pharma Co., Ltd.(a)	28,000	254,514
Daishi Bank Ltd.	40,000	123,661
Daiwa House Industry Co., Ltd.	27,000	331,888
Daiwa Securities Group, Inc.	227,000	1,168,691
Elpida Memory, Inc.(a)*	26,600	309,607
Fuji Electric Holdings Co., Ltd.	26,000	81,020
Fuji Heavy Industries Ltd.	108,000	838,034
Fuji Media Holdings, Inc.	84	132,844
FUJIFILM Holdings Corp.	113,700	4,111,630
Fujikura Ltd.	65,000	328,242
Fukuoka Financial Group, Inc.	153,000	665,217
Glory Ltd.	7,800	192,142
Gunma Bank Ltd.	55,000	302,131
H2O Retailing Corp.	18,000	131,248
Hachijuni Bank Ltd.	68,000	380,244
Hakuhodo DY Holdings, Inc.	2,090	119,829
Higo Bank Ltd.	29,000	150,018
Hiroshima Bank Ltd.(a)	27,000	113,733
Hitachi Capital Corp.	4,800	74,196
Hitachi High-Technologies Corp.	9,800	229,097
Hitachi Transport System Ltd.(a)	1,800	27,912
Hokkoku Bank Ltd.	38,000	131,987
Hokuhoku Financial Group, Inc.	172,000	349,550
House Foods Corp.	8,700	139,517
Hyakugo Bank Ltd.	31,000	133,637
Hyakujushi Bank Ltd.	35,000	128,895
Idemitsu Kosan Co., Ltd.	7,700	817,514
Inpex Corp.	124	726,222
Isetan Mitsukoshi Holdings Ltd.(a)	57,300	666,230
Iyo Bank Ltd.	30,000	240,177
J Front Retailing Co., Ltd.	112,000	612,489
Joyo Bank Ltd.	91,000	400,135
JS Group Corp.	70,700	1,556,114
JTEKT Corp.	30,400	358,704
Juroku Bank Ltd.	33,000	105,678
JX Holdings, Inc.	446,500	3,030,195
Kagoshima Bank Ltd.	22,000	147,407
Kajima Corp.	106,000	282,005
Kamigumi Co., Ltd.	32,000	268,802
Kandenko Co., Ltd.	9,000	60,414
Kaneka Corp.	55,000	381,389
Kawasaki Kisen Kaisha Ltd.(a)	104,000	457,298

See notes to financial statements.
38

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Keiyo Bank	24,000	$118,832
Kewpie Corp.(a)	7,900	100,222
Kinden Corp.	34,000	314,078
Kyocera Corp.	9,600	980,219
Kyowa Hakko Kirin Co., Ltd.(a)	40,000	411,873
Mabuchi Motor Co., Ltd.(a)	1,500	77,319
Marui Group Co., Ltd.	55,700	454,162
Maruichi Steel Tube Ltd.	2,500	53,116
Mazda Motor Corp.	226,000	648,577
Mediceo Paltac Holdings Co., Ltd.	19,700	217,163
MEIJI Holdings Co., Ltd.	9,100	411,344
Mitsubishi Chemical Holdings Corp.	375,000	2,544,956
Mitsubishi Gas Chemical Co., Inc.	62,000	440,621
Mitsubishi Heavy Industries Ltd.(a)	482,000	1,810,691
Mitsubishi Logistics Corp.(a)	10,000	133,268
Mitsubishi Materials Corp.(a)*	181,000	577,399
Mitsubishi Tanabe Pharma Corp.	15,000	253,295
Mitsubishi UFJ Financial Group, Inc.	1,819,940	9,843,565
Mitsui & Co. Ltd., ADR	2,885	946,713
Mitsui & Co., Ltd.	27,900	460,819
Mitsui Chemicals, Inc.	200,000	716,837
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	44,000	116,517
Mitsui OSK Lines Ltd.	172,000	1,173,642
Mitsui Sumitomo Insurance Group Holdings, Inc.	58,900	1,476,309
Mitsumi Electric Co., Ltd.	7,700	141,690
Mizuho Financial Group, Inc., ADR(a)	33,431	125,366
Nagase & Co., Ltd.	24,000	310,679
Namco Bandai Holdings, Inc.	23,800	255,618
Nanto Bank Ltd.	1,000	5,013
NEC Corp.(a)	414,000	1,244,193
Nippon Express Co., Ltd.	132,000	595,049
Nippon Meat Packers, Inc.	27,067	353,715
Nippon Paper Group, Inc.	14,200	372,534
Nippon Sheet Glass Co., Ltd.	210,000	566,449
Nippon Shokubai Co., Ltd.	25,000	258,653
Nippon Television Network Corp.	1,030	162,004
Nippon Yusen	228,000	1,010,962
Nisshin Seifun Group, Inc.	7,000	88,890
Nisshin Steel Co., Ltd.(a)	175,000	390,134
Nisshinbo Holdings, Inc.	23,000	252,125
NKSJ Holdings, Inc.*	28,000	206,232
NOK Corp.	16,200	337,608
NTN Corp.	81,000	429,991
Obayashi Corp.	99,000	456,041
OJI Paper Co., Ltd.(a)	134,000	648,627
Onward Holdings Co., Ltd.	28,000	242,444
Panasonic Corp.	54,700	776,809
Panasonic Corp.(a)	98,061	1,382,660
Rengo Co., Ltd.	18,000	122,158
Ricoh Co., Ltd.	127,000	1,861,436
Rohm Co., Ltd.	14,400	940,017
San-In Godo Bank Ltd.	22,000	158,517
Sapporo Hokuyo Holdings, Inc.	32,000	149,772
SBI Holdings, Inc.	2,291	347,643
Seiko Epson Corp.	28,000	510,408
Seino Holdings Corp.	23,000	158,074
Sekisui Chemical Co., Ltd.	58,000	416,480
Sekisui House Ltd.	158,000	1,597,709
Seven & I Holdings Co., Ltd.	125,500	3,354,292
Sharp Corp.(a)	182,000	1,876,266
Shiga Bank Ltd.	30,000	162,951
Shimizu Corp.	90,000	384,653
Shinko Securities Co., Ltd.(a)	89,000	255,413
Shinsei Bank Ltd.(a)*	193,000	251,977
Shizuoka Bank Ltd.	53,000	488,940
Showa Denko KK(a)	214,000	482,350
Showa Shell Sekiyu KK(a)	25,000	229,092
SKY Perfect JSAT Holdings, Inc.(a)	167	64,587
Sohgo Security Services Co., Ltd.	7,900	93,605
Sojitz Corp.	149,700	328,201
Sony Corp., ADR(a)	212,565	7,590,696
Sumitomo Bakelite Co., Ltd.	55,000	323,808
Sumitomo Chemical Co., Ltd.	228,000	1,123,291
Sumitomo Corp.(a)	207,400	2,935,123
Sumitomo Electric Industries Ltd.	144,800	2,011,755
Sumitomo Forestry Co., Ltd.	28,200	247,649
Sumitomo Mitsui Financial Group, Inc.	156,700	5,581,678
Suzuken Co., Ltd.	11,400	348,220
Taiheiyo Cement Corp.(a)*	117,000	149,871
Taisei Corp.	181,000	423,574
Taisho Pharmaceutical Co., Ltd.	19,000	415,852
Takashimaya Co., Ltd.(a)	45,000	385,762
Teijin Ltd.	233,000	995,825
The 77 Bank Ltd.	60,000	318,512
The Bank of Iwate Ltd.	2,000	95,948
The Nishi-Nippon City Bank Ltd.	89,000	270,760
The Yokohama Rubber Co., Ltd.	28,000	144,845
Toda Corp.	30,000	111,590
TOKAI RIKA CO., LTD.	5,900	111,547
Tokuyama Corp.	46,000	237,960
Tokyo Broadcasting System Holdings, Inc.	6,900	97,989
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	175,694
Tokyo Tatemono Co., Ltd.(a)	69,000	319,547
Toppan Printing Co., Ltd.	175,000	1,599,335
Tosoh Corp.(a)	86,000	279,640
Toyo Seikan Kaisha Ltd.	58,000	1,103,707
Toyota Auto Body Co., Ltd.	7,000	130,706
Toyota Motor Corp.	127,900	5,072,521
Toyota Motor Corp., ADR(a)	50,471	3,968,535
Toyota Tsusho Corp.	30,600	538,958
TV Asahi Corp.	47	81,855
UNY Co., Ltd.(a)	39,000	394,371
Wacoal Holdings Corp.	14,000	201,059
Yamaguchi Financial Group, Inc.	51,000	516,344
Yamaha Corp.	32,700	405,981
Yamato Holdings Co., Ltd.	23,100	328,903
Yamato Kogyo Co., Ltd.	2,000	60,475
Yamazaki Baking Co., Ltd.(a)	18,000	217,046
		119,194,794
Netherlands — 3.6%
Aegon NV*	280,066	1,712,578
Akzo Nobel NV	40,340	2,505,836
ArcelorMittal	124,101	4,706,430
ING Groep NV*	89,316	868,890
Koninklijke DSM NV	31,703	1,804,949
Koninklijke Philips Electronics NV	147,916	4,530,370
STMicroelectronics NV	240,145	2,483,489
		18,612,542
New Zealand — 0.1%
Contact Energy Ltd.*	99,450	482,771
Norway — 1.1%
Aker ASA, Series A	823	19,746
DnB NOR ASA	82,506	1,158,043
Marine Harvest ASA	234,524	247,986
Norsk Hydro ASA(a)	267,912	1,956,407

See notes to financial statements.
39

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway (Continued)
Orkla ASA(a)	161,370	$1,568,055
Renewable Energy Corp., ASA(a)*	103,977	317,007
Storebrand ASA*	71,400	534,119
		5,801,363
Portugal — 0.1%
Banco Comercial Portugues SA(a)	181,678	141,296
Banco Espirito Santo SA(a)	139,969	538,677
		679,973
Singapore — 1.2%
CapitaLand Ltd.	262,000	757,408
DBS Group Holdings Ltd.	72,275	806,466
Fraser & Neave Ltd.	151,500	756,703
Golden Agri-Resources Ltd.	1,188,000	740,562
Neptune Orient Lines Ltd.(a)*	160,749	273,061
Overseas Union Enterprise Ltd.	31,000	79,472
Singapore Airlines Ltd.	165,340	1,971,171
United Industrial Corp., Ltd.	177,000	344,801
UOL Group Ltd.	138,000	510,772
Venture Corp., Ltd.	16,000	115,448
Wheelock Properties Singapore Ltd.	69,000	104,843
		6,460,707
Spain — 2.7%
Acciona SA(a)	8,496	601,720
Banco de Sabadell SA(a)	287,124	1,131,867
Banco Espanol de Credito SA(a)	24,978	206,944
Banco Popular Espanol SA(a)	302,060	1,549,988
Banco Santander SA	248,374	2,631,321
Criteria Caixacorp SA	223,076	1,187,020
Gas Natural SDG SA(a)	49,268	756,465
Iberdrola Renovables SA(a)	175,828	624,051
Mapfre SA(a)	18,659	51,813
Repsol YPF SA	191,709	5,341,368
		14,082,557
Sweden — 2.2%
Boliden AB	2,663	54,126
Holmen AB- B Shares	18,717	616,140
Nordea Bank AB	229,997	2,501,510
Skandinaviska Enskilda Banken AB, Series A	191,924	1,600,877
SSAB Svenskt Stal AB, Series A(a)	42,025	706,077
SSAB Svenskt Stal AB, Series B(a)	17,977	265,018
Svenska Cellulosa AB, Series B	131,362	2,074,245
Swedbank AB, Class A*	74,648	1,041,086
Tele2 AB, Class B	45,259	939,412
Telefonaktiebolaget LM Ericsson	37,765	438,818
TeliaSonera AB	33,689	266,981
Volvo AB, Series A*	15,791	270,006
Volvo AB, Series B*	39,252	691,585
		11,465,881
Switzerland — 5.2%
Adecco SA	32,604	2,135,824
Baloise Holding AG	14,302	1,391,959
Banque Cantonale Vaudoise	694	364,443
Credit Suisse Group AG	46,210	1,861,744
Givaudan SA	1,372	1,480,586
Holcim Ltd.	59,158	4,470,067
Lonza Group AG	5,819	466,454
Novartis AG(a)	14,519	855,895
Swiss Life Holding AG*	4,315	623,944
Swiss Reinsurance	60,442	3,251,586
UBS AG*	39,460	647,819
UBS AG*	36,300	597,861
Valiant Holding(a)	2,071	290,162
Zurich Financial Services AG	32,199	8,340,746
		26,779,090
United Kingdom — 17.8%
Amlin PLC	54,900	349,996
Associated British Foods PLC	99,828	1,838,129
Aviva PLC	557,939	3,418,637
Barclays PLC	414,897	1,692,524
Barclays PLC, ADR(a)	130,213	2,151,119
British Airways PLC(a)*	171,157	727,168
Cable & Wireless Worldwide	279,430	286,228
Carnival PLC	36,295	1,682,999
Carnival PLC, ADR	24,609	1,144,130
easyJet PLC*	57,000	391,022
International Power PLC	409,589	2,794,470
Investec PLC	8,878	72,946
J Sainsbury PLC	374,389	2,196,499
Kazakhmys PLC	42,677	1,073,918
Kingfisher PLC	803,327	3,298,997
Legal & General Group PLC	651,851	983,271
Lloyds Banking Group PLC*	181,721	186,142
Mondi PLC	22,915	183,457
Old Mutual PLC	783,000	1,502,774
Pearson PLC	32,700	513,904
Pearson PLC, ADR	75,300	1,196,517
Rexam PLC	261,984	1,358,943
Royal & Sun Alliance Insurance Group PLC	345,915	675,224
Royal Bank of Scotland Group PLC, ADR(a)*	17,088	210,524
Royal Dutch Shell PLC	154,388	5,090,936
Royal Dutch Shell PLC, ADR	256,493	17,100,388
Thomas Cook Group PLC	170,467	504,175
Vodafone Group PLC(a)	145,000	3,832,350
Vodafone Group PLC, ADR	7,705,739	19,919,231
Whitbread PLC	4,005	111,771
WM Morrison Supermarkets PLC	611,503	2,551,282
Wolseley PLC*	49,550	1,580,604
WPP PLC	201,712	2,482,891
Xstrata PLC	388,338	9,115,162
		92,218,328
TOTAL COMMON STOCKS (Identified Cost $434,877,780)		514,944,710

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	1,562	124,529
TOTAL PREFERRED STOCKS (Identified Cost $105,116)		124,529

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Money Market Fund	659,006	659,006
SSgA Government Money Market Fund	1	1
		659,007
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $659,007)		659,007

See notes to financial statements.
40

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

COLLATERAL FOR SECURITIES ON LOAN — 12.8%
Short-Term — 12.8%
State Street Navigator Securities Lending Prime Portfolio	66,057,326	$66,057,326

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $66,057,326)		66,057,326

Total Investments — 112.3%
(Identified Cost $501,699,229)#		581,785,572
Liabilities, Less Cash and Other Assets — (12.3%)		(63,618,455)
Net Assets — 100.0%		$518,167,117

†	See Note 1.
*	Non-income producing security
(a)	A portion or all of the security was held on loan. As of December 31, 2010, the market value of the securities on loan was $64,136,772.
#	At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $501,699,229. Net unrealized appreciation aggregated $80,086,343 of which $110,926,627 related to appreciated investment securities and $30,840,284 related to depreciated investment securities.

Key to abbreviations:
ADR– American Depository Receipt

See notes to financial statements.
41

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Brazil — 8.3%
Banco Santander Brasil SA	6,200	$84,223
Banco Santander Brasil SA, ADR	67,375	916,300
BM&FBOVESPA SA	136,300	1,078,084
BR Malls Participacoes SA	27,600	284,313
BRF - Brasil Foods SA	14,600	240,460
BRF - Brasil Foods SA, ADR	28,800	486,144
Brookfield Incorporacoes SA	18,200	94,837
Cosan SA Industria e Comercio	15,500	257,804
Embraer SA, ADR	10,900	320,460
Fibria Celulose SA, ADR*	13,799	220,784
Gafisa SA	10,800	156,924
Gerdau SA	6,900	69,707
Gerdau SA, ADR	69,780	976,222
JBS SA	31,900	137,785
Magnesita Refratarios SA*	7,500	46,084
Marfrig Alimentos SA	11,316	105,662
MPX Energia SA*	4,200	66,643
Multiplan Empreendimentos Imobiliarios SA	2,300	51,127
Petroleo Brasileiro SA, ADR	7,903	299,050
Rossi Residencial SA	10,500	93,551
Sul America SA	7,800	97,735
Usinas Siderurgicas de Minas Gerais SA	25,400	326,681
		6,410,580
Chile — 3.1%
Cencosud SA	45,361	356,685
Cia General de Electricidad	18,040	116,412
Empresas CMPC SA	13,302	709,156
Empresas COPEC SA	28,567	555,469
Enersis SA, ADR	29,100	675,702
		2,413,424
China — 12.2%
Agile Property Holdings Ltd.	73,859	109,276
Angang Steel Co., Ltd., H Shares	78,000	119,216
Bank of China Ltd., H Shares	3,915,506	2,070,390
Bank of Communications Co., Ltd., H Shares	26,000	26,191
Beijing Capital International Airport Co., Ltd., H Shares	78,000	41,645
Beijing Enterprises Holdings Ltd.	36,500	225,167
Chaoda Modern Agriculture Holdings Ltd.	170,354	128,432
China BlueChemical Ltd.	56,000	40,490
China Citic Bank	263,000	170,195
China Coal Energy Co.	151,000	235,840
China Communication Services Corp., Ltd., H Shares	86,000	51,227
China Communications Construction Co., Ltd.	247,000	215,769
China Construction Bank Corp., H Shares	302,810	272,704
China Everbright Ltd.	54,000	121,856
China Merchants Holdings International Co., Ltd.	70,756	279,463
China Petroleum & Chemical Corp.	10,071	963,694
China Railway Construction Corp., Ltd.	99,500	119,818
China Resources Land Ltd.	98,000	178,026
China Shipping Container Lines Co., Ltd., H Shares*	130,200	57,790
China Shipping Development Co. Ltd., H Shares	19,543	26,048
China Travel International Inv HK*	238,000	53,584
China Unicom Hong Kong Ltd.	42,000	60,086
China Unicom Hong Kong Ltd., ADR	34,880	497,040
China Zhongwang Holdings Ltd.	47,200	26,294
Citic Pacific Ltd.	144,000	371,449
Citic Resources Holdings Ltd.*	228,000	51,333
COSCO Pacific Ltd.	76,000	132,781
Country Garden Holdings Co.	226,000	85,483
Dalian Port PDA Co., Ltd., H Shares	128,000	53,191
Fosun International	163,500	120,109
Franshion Properties China Ltd.	168,000	50,576
Fushan International Energy Group Ltd.	60,000	41,143
Greentown China Holdings Ltd.	34,500	38,260
Guangshen Railway Co., Ltd., ADR	3,500	68,425
Guangzhou Automobile Group Co., Ltd., H Shares	140,870	195,008
Guangzhou R&F Properties Co., Ltd.	31,200	44,716
Harbin Power Equipment Co., Ltd.	34,000	53,803
Hidili Industry International Development Ltd.	30,000	25,242
Hong Kong Energy Holdings Ltd.*	3,434	269
Hopson Development Holdings Ltd.*	36,000	38,627
Hunan Non-Ferrous Metal Corp., Ltd., H Shares*	96,000	41,128
Industrial & Commercial Bank of China	157,795	117,136
Kingboard Chemical Holdings Ltd.	30,500	182,659
KWG Property Holding Ltd.	72,000	55,578
Maanshan Iron & Steel, H Shares	128,000	67,847
Minmetals Resources Ltd.*	60,000	41,529
Neo-China Land Group Holdings Ltd.*	42,500	15,966
New World China Land Ltd.	99,200	37,139
Poly Hong Kong Investments Ltd.	54,000	52,869
Semiconductor Manufacturing International Corp.*	994,000	72,893
Semiconductor Manufacturing International Corp., ADR*	7,700	28,182
Shanghai Industrial Holdings Ltd.	55,000	237,045
Shenzhen International Holdings	297,500	25,644
Shenzhen Investment Ltd.	194,000	67,389
Shimao Property Holdings Ltd.	113,500	171,430
Shougang Concord International Enterprises Co., Ltd.*	264,000	38,380
Shui On Land Ltd.	148,281	70,966
Sino-Ocean Land Holdings Ltd.	228,434	149,589
Sinofert Holdings Ltd.*	56,000	29,035
Sinotrans Ltd., H Shares	106,000	29,047
Sinotrans Shipping Ltd.	74,573	28,207
Sinotruk Hong Kong Ltd.	60,000	61,291
Soho China Ltd.	103,500	76,432
Tian An China Investment	10,000	7,848
Travelsky Technology Ltd., H Shares	42,000	43,876
Weiqiao Textile Co., H Shares	60,000	60,519
Xinjiang Xinxin Mining Industry Co., Ltd., H Shares	66,000	41,607
Yuexiu Property Co., Ltd.*	267,800	71,663
		9,383,550
Czech Republic — 0.5%
Central European Media Enterprises Ltd.*	5,000	102,577
Telefonica O2 Czech Republic AS	5,541	112,789
Unipetrol*	17,412	183,019
		398,385
Hungary — 0.4%
Egis Gyogyszergyar Nyrt	2,283	220,448
OTP Bank Nyrt*	2,446	59,017
		279,465
India — 10.8%
Aditya Birla Nuvo Ltd.	2,706	50,713

See notes to financial statements.
42

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Ambuja Cements Ltd.	67,211	$214,642
Amtek Auto Ltd.	7,584	22,931
Apollo Hospitals Enterprise Ltd.	2,326	23,666
Ashok Leyland Ltd.	33,000	47,195
Bajaj Finserv Ltd.	1,407	14,569
Bajaj Holdings and Investment Ltd.	1,407	27,407
Bank of Baroda	4,881	97,915
Bank of India	7,035	71,428
Bhushan Steel Ltd.	7,490	79,280
Bombay Rayon Fashions Ltd.	9,393	41,656
Cairn India Ltd.*	37,422	278,730
Canara Bank	5,493	81,182
Central Bank Of India	14,255	57,718
DLF Ltd.	19,162	124,897
Essar Shipping Ports & Logistics Ltd.*	4,497	10,862
Federal Bank Ltd.	9,627	85,473
HCL Infosystems Ltd.	6,893	18,090
Hindalco Industries Ltd.	86,851	478,200
Housing Development & Infrastructure Ltd.*	5,248	22,839
ICICI Bank Ltd., ADR	38,310	1,940,018
IDBI Bank Ltd.	16,131	59,650
Idea Cellular Ltd.*	42,169	65,165
IFCI Ltd.	41,672	62,813
India Cements Ltd.	9,576	23,204
Indiabulls Financial Services Ltd.	3,968	15,441
Indiabulls Real Estate Ltd.*	18,029	55,641
Indian Bank	12,173	67,024
Indian Hotels Co., Ltd.	19,676	42,573
ING Vysya Bank Ltd.	6,545	53,865
IVRCL Infrastructures & Projects Ltd.	5,800	16,720
Jammu & Kashmir Bank Ltd.	2,469	43,621
Jindal Saw Ltd.	11,615	47,328
JSW Steel Ltd.	10,487	274,904
MAX India Ltd.*	13,200	43,557
National Aluminium Co., Ltd.	18,101	158,320
Nirma Ltd.	5,800	30,158
Oriental Bank Of Commerce	7,526	67,964
Patni Computer Systems Ltd., ADR	3,300	70,587
PTC India Ltd.	3,148	9,075
Reliance Communications Ltd.	48,036	156,306
Reliance Industries Ltd.	20,543	486,067
Reliance Industries Ltd., GDR, 144A	21,509	1,022,108
Reliance Power Ltd.*	39,511	139,435
Shipping Corp. of India Ltd.	13,851	40,486
State Bank of India Ltd., GDR	1,400	181,300
State Bank of India Ltd.	1,500	94,230
Sterlite Industries India Ltd., ADR	26,322	435,366
Suzlon Energy Ltd.*	24,533	29,984
Syndicate Bank	19,381	55,458
Tata Chemicals Ltd.	6,115	54,032
Tata Communications Ltd., ADR*	3,800	43,130
Tata Steel Ltd., ADR	23,636	359,760
Tata Tea Ltd.	29,240	70,787
The Great Eastern Shipping Co., Ltd.	5,045	38,789
Union Bank Of India	6,100	47,610
Unitech Ltd.	18,966	28,015
United Phosphorus Ltd.	11,000	42,644
Videocon Industries Ltd.	6,099	29,496
		8,352,024
Indonesia — 3.1%
Aneka Tambang Tbk PT	333,000	90,549
Bakrie and Brothers Tbk PT*	5,671,500	40,915
Barito Pacific Tbk PT*	253,500	32,919
Ciputra Development Tbk PT*	135,000	5,244
Indika Energy Tbk PT	92,000	48,246
Matahari Putra Prima Tbk PT	17,500	2,894
PT Bank Danamon Indonesia Tbk	215,970	136,629
PT Bank Negara Indonesia Persero Tbk	446,866	192,187
PT Bank Pan Indonesia Tbk*	1,542,000	195,103
PT Bumi Resources Tbk	1,859,500	624,305
PT Global Mediacom Tbk	290,000	20,921
PT Gudang Garam Tbk	34,000	150,944
PT Indah Kiat Pulp and Paper Corp., Tbk*	249,000	45,323
PT Indofood Sukses Makmur Tbk	673,000	364,137
PT International Nickel Indonesia Tbk	319,000	172,600
PT Lippo Karawaci Tbk	1,964,375	148,255
PT Medco Energi Internasional Tbk	328,000	122,864
		2,394,035
Israel — 0.0%
Makhteshim-Agan Industries Ltd.*	—	—
		—
Korea — 13.1%
Busan Bank	8,140	102,925
CJ Corp.	1,214	84,399
Daegu Bank	5,580	76,701
Daelim Industrial Co., Ltd.	1,667	172,590
Daewoo Engineering & Construction Co., Ltd.	4,710	53,329
Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	2,130	68,222
Daishin Securities Co., Ltd.	2,090	30,478
Dongkuk Steel Mill Co., Ltd.	1,440	44,536
GS Engineering & Construction Corp.	1,134	115,908
GS Holdings Corp.	3,350	192,458
Hana Financial Group, Inc.	12,730	485,690
Hanjin Heavy Industries & Construction Co., Ltd.	2,605	86,764
Hanjin Shipping Co., Ltd.*	2,728	92,544
Hansol Paper Co.	1,590	14,851
Hanwha Chem Corp.	6,418	175,309
Hanwha Corp.	1,240	51,025
Hanwha Securities Co., Ltd.	5,010	38,715
Hyosung Corp.	685	63,979
Hyundai Development Co.	2,790	83,584
Hyundai Mipo Dockyard	514	101,450
Hyundai Motor Co.	7,538	1,152,386
Hyundai Securities Co.	8,977	117,858
Hyundai Steel Co.	3,290	360,917
Industrial Bank of Korea	12,480	206,186
KB Financial Group, Inc., ADR	23,644	1,250,531
KCC Corp.	487	169,285
Korea Exchange Bank	20,440	212,523
Korea Express Co., Ltd.*	282	23,407
Korea Investment Holdings Co., Ltd.	1,510	59,407
Korea Line Corp.*	121	2,788
LG Display Co., Ltd., ADR	19,273	342,096
LG Electronics, Inc.	5,705	593,171
LG Uplus Corp.	8,570	54,143
Lotte Chilsung Beverage Co., Ltd.	40	33,836
Lotte Confectionery Co., Ltd.	20	26,575
Lotte Shopping Co., Ltd.	668	278,407
Nong Shim Co., Ltd.	200	35,862
Pacific Corp.	369	71,531
Poongsan Corp.	630	26,646
S&T Dynamics Co., Ltd.	630	12,684

See notes to financial statements.
43

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Samsung C&T Corp.	5,831	$405,380
Samsung SDI Co., Ltd.	1,850	273,857
Shinhan Financial Group Co., Ltd.	2,390	111,403
Shinhan Financial Group Co., Ltd., ADR	12,205	1,145,073
SK Chemicals Co., Ltd.	810	44,108
SK Holdings Co., Ltd.	2,008	246,820
SK Networks Co., Ltd.	5,270	61,992
SKC Co., Ltd.	1,290	43,307
STX Offshore & Shipbuilding Co., Ltd.	4,700	103,533
STX Pan Ocean Co., Ltd.	9,240	93,222
Taekwang Industrial Co., Ltd.*	18	20,016
Tong Yang Securities, Inc.	3,060	26,828
Woongjin Holdings Co., Ltd.*	670	6,583
Woori Finance Holdings Co., Ltd.	5,520	75,390
Woori Finance Holdings Co., Ltd., ADR	3,675	152,696
Woori Investment & Securities Co., Ltd.	5,290	110,004
Young Poong Corp.	25	18,878
		10,104,786
Malaysia — 3.7%
Affin Holdings Berhad	118,100	118,349
Alliance Financial Group Berhad	97,000	95,632
AMMB Holdings Berhad	223,512	509,580
Batu Kawan Berhad	18,800	103,039
Berjaya Corp. Berhad	244,700	88,087
Berjaya Land Berhad	215,200	82,353
Boustead Holdings Berhad	41,440	72,303
DRB-Hicom Berhad	44,100	27,746
EON Capital Berhad*	12,900	29,703
Gamuda Berhad	50,000	61,781
HAP Seng Consolidated Berhad	6,000	13,796
Hong Leong Financial Group Berhad	26,900	77,555
IGB Corp. Berhad	98,300	66,309
IJM Corp. Berhad	138,180	279,183
KLCC Property Holdings Berhad	72,000	78,223
MISC Berhad	39,720	107,689
MMC Corp. Berhad	109,900	99,083
Oriental Holdings Berhad	36,360	65,916
OSK Holdings Berhad	81,500	52,069
Pos Malaysia Berhad	38,700	42,170
PPB Group Berhad	65,600	367,198
Proton Holdings Berhad	27,000	39,403
RHB Capital Berhad	47,700	134,894
Shell Refining Co., Federation of Malaya Berhad	8,600	30,010
TA Enterprise Berhad	92,600	22,673
TA Global Berhad	55,560	7,928
YTL Corp. Berhad	56,508	154,121
		2,826,793
Mexico — 6.2%
Alfa SAB de CV-Class A	31,400	314,763
Cemex SAB de CV, ADR*	44,543	477,056
Coca-Cola Femsa SAB de CV, ADR	3,000	247,290
Corp. GEO SAB de CV-Series B*	34,571	126,807
Desarrolladora Homex SAB de CV*	9,000	50,859
Embotelladoras Arca SAB de CV	37,923	184,272
Empresas ICA SAB de CV, ADR*	8,900	90,780
Fomento Economico Mexicano SAB de CV, ADR	20,700	1,157,544
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,600	227,416
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	107,255
Grupo Carso SAB de CV-Ser A	47,917	304,612
Grupo Continental SAB de CV	26,700	76,100
Grupo Financiero Banorte SAB de CV	88,400	420,168
Grupo Financiero Inbursa SA	35,600	156,352
Grupo Mexico SAB de CV- Ser B	81,056	333,675
Industrias CH SAB de CV- Ser B*	22,900	89,189
Organizacion Soriana SAB de CV- Class B	94,800	303,207
Urbi Desarrollos Urbanos SAB DE CV*	36,800	86,443
		4,753,788
Philippines — 0.5%
First Philippine Holdings Corp.	45,700	65,301
Megaworld Corp.	829,000	46,928
Metropolitan Bank & Trust	72,440	119,052
Robinsons Land Corp.	169,800	63,176
Universal Robina Corp.	100,000	79,776
		374,233
Poland — 1.8%
Agora SA	3,752	33,079
Asseco Poland SA*	384	7,005
Asseco Poland SA	5,491	98,305
Bank Millennium SA*	20,000	33,104
Bioton SA*	793,502	40,206
Echo Investment SA*	13,010	21,095
Getin Holding SA*	4,500	17,481
Grupa Lotos SA*	10,150	124,629
KGHM Polska Miedz SA	3,954	231,064
Kredyt Bank SA*	9,268	46,052
Netia SA*	10,000	17,565
Orbis SA*	4,225	58,514
Polimex Mostostal SA	38,014	51,363
Polski Koncern Naftowy Orlen*	36,737	568,354
Synthos SA*	40,823	42,334
		1,390,150
Russia — 4.2%
Gazprom OAO, ADR	82,736	2,089,084
Lukoil OAO, ADR	14,376	812,244
RusHydro, ADR*	884	4,818
Surgutneftegaz, ADR	33,618	356,351
		3,262,497
South Africa — 9.6%
ABSA Group Ltd.	11,745	249,609
Aeci Ltd.	6,832	85,562
African Rainbow Minerals Ltd.	5,732	182,815
ArcelorMittal South Africa Ltd.	16,923	203,513
Aveng Ltd.	43,502	285,611
Barloworld Ltd.	23,324	237,223
Caxton and CTP Publishers and Printers Ltd.	18,814	42,583
DataTec Ltd.	6,000	30,330
Gold Fields Ltd., ADR	50,300	911,939
Grindrod Ltd.	15,332	44,105
Harmony Gold Mining Co., Ltd., ADR	30,300	379,962
Imperial Holdings Ltd.	9,604	185,855
Investec Ltd.	25,999	221,648
JD Group Ltd.	12,010	105,743
Liberty Holdings Ltd.	8,197	90,214
Medi-Clinic Corp., Ltd.	19,471	86,308
Mmi Holdings Ltd.	44,874	113,215
Mondi Ltd.	10,541	86,088
Nampak Ltd.	5,396	18,815
Nedbank Group Ltd.	22,619	447,573
Northam Platinum Ltd.	15,969	109,813
Sanlam Ltd.	214,984	911,173

See notes to financial statements.
44

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Sappi Ltd., ADR*	44,820	$231,719
Sasol Ltd., ADR	9,800	510,090
Standard Bank Group Ltd.	64,023	1,045,264
Steinhoff International Holdings Ltd.*	132,740	493,682
Telkom SA Ltd.	9,738	56,174
		7,366,626
Taiwan — 13.8%
Advanced Semiconductor Engineering, Inc.	12,009	13,901
Altek Corp.	15,000	22,765
AmTRAN Technology Co., Ltd.	13,000	11,972
Asia Cement Corp.	126,270	139,667
Asia Optical Co., Inc.*	16,000	33,914
Asustek Computer, Inc.	16,812	159,722
AU Optronics Corp., ADR*	68,934	718,292
BES Engineering Corp.	111,000	39,593
Capital Securities Corp.	60,750	32,608
Cathay Real Estate Development Co., Ltd.	100,000	63,108
Chang Hwa Commercial Bank	394,000	349,994
Cheng Uei Precision Industry Co., Ltd.	18,180	41,402
Chimei Innolux Corp.*	428,856	592,763
China Development Financial Holding Corp.	869,888	383,381
China Manmade Fibers Corp.*	89,000	47,466
China Motor Corp.	39,195	38,985
China Petrochemical Development Corp.*	76,320	75,649
China Synthetic Rubber Corp.	56,203	57,925
Chinatrust Financial Holding Co., Ltd.	581,130	426,532
CMC Magnetics Corp.*	165,000	45,216
D-Link Corp.	41,000	42,186
E.Sun Financial Holding Co., Ltd.	246,150	169,270
Elitegroup Computer Systems Co., Ltd.	39,610	15,351
Evergreen International Storage & Transport Corp.	17,000	16,646
Evergreen Marine Corp. Taiwan Ltd.*	96,000	99,765
Far Eastern Department Stores Co., Ltd.	81,989	137,087
Far Eastern International Bank	65,816	33,296
First Financial Holding Co., Ltd.	370,519	341,208
Formosa Taffeta Co., Ltd.	67,000	65,262
Formosan Rubber Group, Inc.	23,000	26,032
Fubon Financial Holding Co., Ltd.	178,490	244,872
Gigabyte Technology Co., Ltd.	27,000	28,383
Goldsun Development & Construction Co., Ltd.	54,409	30,604
Greatek Electronics, Inc.	11,000	11,469
HannStar Display Corp.*	309,000	62,634
Hey Song Corp.	26,000	25,013
Hua Nan Financial Holdings Co., Ltd.	267,125	222,631
Inotera Memories, Inc.*	104,000	49,759
Inventec Co., Ltd.	143,104	80,984
King Yuan Electronics Co., Ltd.*	110,100	56,265
King's Town Bank*	46,000	26,821
Kinpo Electronics*	255,000	94,018
Lien Hwa Industrial Corp.	61,000	49,061
LITE-ON IT Corp.	19,000	21,733
Lite-On Technology Corp.	138,090	189,920
Macronix International	183,817	128,612
Masterlink Securities Corp.	55,000	25,089
Mega Financial Holding Co., Ltd.	762,000	586,727
Micro-Star International Co., Ltd.	76,374	44,924
Mitac International	63,439	30,570
Nien Hsing Textile Co., Ltd.	19,000	16,063
Oriental Union Chemical Corp.	26,000	33,529
Pan-International Industrial	16,871	26,849
Pegatron Corp.*	45,249	65,181
Polaris Securities Co., Ltd.	173,000	112,736
POU Chen Corp.	135,133	124,906
President Securities Corp.	19,760	12,911
Qisda Corp.*	220,000	150,155
Radiant Opto-Electronics Corp.	20,600	40,979
Ritek Corp.*	140,399	41,460
Sanyang Industry Co., Ltd.*	52,428	33,266
Shihlin Electric & Engineering Corp.	17,000	23,352
Shin Kong Financial Holding Co., Ltd.*	223,849	107,485
Shinkong Synthetic Fibers Corp.	88,000	48,593
Silicon Integrated Systems Corp.	27,456	18,834
Sincere Navigation Corp.	27,000	32,689
SinoPac Financial Holdings Co., Ltd.	443,000	204,358
Sunplus Technology Co., Ltd.*	20,999	15,269
Ta Chong Bank Co., Ltd.*	136,800	58,414
Taichung Commercial Bank*	135,976	56,430
Tainan Spinning Co., Ltd.	57,120	42,610
Taishin Financial Holding Co., Ltd.*	335,570	198,535
Taiwan Business Bank*	203,523	92,141
Taiwan Cement Corp.	245,772	276,485
Taiwan Cooperative Bank	318,455	276,333
Taiwan Glass Industrial Corp.	74,089	92,368
Tatung Co., Ltd.*	384,000	103,782
Teco Electric and Machinery Co., Ltd.	247,000	165,195
Ton Yi Industrial Corp.	59,000	32,377
Tung Ho Steel Enterprise Corp.	43,000	48,742
Unimicron Technology Corp.	36,000	70,132
United Microelectronics Corp.	1,099,513	614,685
UPC Technology Corp.	19,000	15,770
USI Corp.	35,840	35,893
Walsin Lihwa Corp.*	237,000	150,378
Walsin Technology Corp.*	55,996	38,027
Wan Hai Lines Ltd.*	73,000	64,221
Waterland Financial Holdings	167,590	74,148
Winbond Electronics Corp.*	311,000	91,839
Yageo Corp.*	227,000	111,723
Yang Ming Marine Transport Corp.*	68,514	66,384
Yieh Phui Enterprise	127,184	49,074
Yuanta Financial Holding Co., Ltd.	108,000	80,750
Yuen Foong Yu Paper Manufacturing Co., Ltd.	148,163	75,971
Yulon Motor Co., Ltd.	115,272	243,935
Yungtay Engineering Co., Ltd.	14,000	21,031
		10,607,035
Thailand — 2.4%
Bangkok Bank PCL, ADR	109,000	531,531
Bangkok Expressway PCL	63,900	41,759
Bank of Ayudhya PCL	124,600	105,401
Esso Thailand PCL	97,600	25,740
IRPC PCL	901,900	194,472
Kiatnakin Bank PCL	33,300	43,082
Krung Thai Bank PCL	358,700	205,855
Precious Shipping PCL	58,400	35,259
PTT Aromatics & Refining PCL	78,000	98,972
PTT Chemical PCL	23,800	116,059
Thai Airways International PCL	41,400	67,295
Thai Oil PCL	52,600	136,538
Thai Plastic & Chemical PCL	75,800	77,321
Thanachart Capital PCL	81,200	96,971
Total Access Communication PCL	45,100	62,836
TPI Polene PCL	113,900	46,474
		1,885,565

See notes to financial statements.
45

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey — 2.2%
Aksigorta AS	14,835	$22,003
Arcelik AS	21,546	108,846
Aygaz AS	10,227	54,977
Dogan Sirketler Grubu Holdings AS*	84,152	61,043
Eregli Demir ve Celik Fabrikalari TAS*	63,239	208,885
KOC Holding AS	66,793	325,313
Petkim Petrokimya Holding AS*	15,985	24,640
Sekerbank TAS	34,023	39,003
Tekfen Holding AS	23,735	99,306
Trakya Cam Sanayi AS*	16,808	34,617
Turk Sise ve Cam Fabrikalari AS*	46,824	82,488
Turkiye Is Bankasi	123,665	440,517
Turkiye Sinai Kalkinma Bankasi AS	25,021	42,296
Turkiye Vakiflar Bankasi TAO	49,100	124,340
		1,668,274
TOTAL COMMON STOCKS
(Identified Cost $58,834,497)		73,871,210

PREFERRED STOCKS — 3.5%
Brazil — 3.5%
Banco do Estado do Rio Grande do Sul SA	10,700	113,768
Braskem SA, ADR	10,100	253,510
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	1,956	82,113
Klabin SA, PF	49,600	174,795
Petroleo Brasileiro SA	18,594	305,681
Petroleo Brasileiro SA, ADR	24,877	850,047
Suzano Papel e Celulose SA	16,500	146,910
Telemar Norte Leste SA, PR A	4,700	135,224
Usinas Siderurgicas de Minas Gerais SA, PF A	55,050	635,396
		2,697,444
TOTAL PREFERRED STOCKS
(Identified Cost $2,542,867)		2,697,444

RIGHTS & WARRANTS — 0.0%
China — 0.0%
Hkc Holdings, expires 6/9/2011*	1,606	13
Hkc Holdings, expires 9/6/2011*	26,508	102
		115
Philippines — 0.0%
Metropolitan Bank & Trust, expires
1/14/2011	7,579	3,806
		3,806
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		3,921

SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	653,001	653,001
		653,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $653,002)		653,002
Total Investments — 100.2%
(Identified Cost $62,030,366)#		77,225,577
Liabilities, Less Cash and Other Assets — (0.2%)		(169,872)
Net Assets — 100.0%		$77,055,705

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $62,030,366. Net unrealized depreciation aggregated $15,195,211 of which $17,850,849 related to appreciated investment securities and $2,655,638 related to depreciated investment securities.

Key to abbreviations:
ADR –	American Depository Receipt
GDR –	Global Depository Receipt
144A –	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to financial statements.
46

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Real Estate Investment Trusts (REITs) — 99.5%
Acadia Realty Trust	9,122	$166,385
Agree Realty Corp.	1,800	47,142
Alexander's, Inc.	600	247,368
Alexandria Real Estate Equities, Inc.	10,792	790,622
AMB Property Corp.	36,745	1,165,184
American Campus Communities, Inc.	13,723	435,842
Apartment Investment & Management Co.	27,229	703,597
Ashford Hospitality Trust, Inc.*	10,043	96,915
Associated Estates Realty Corp.	6,518	99,660
AvalonBay Communities, Inc.	18,585	2,091,742
BioMed Realty Trust, Inc.	28,436	530,331
Boston Properties, Inc.	30,475	2,623,898
Brandywine Realty Trust	30,194	351,760
BRE Properties, Inc.	13,907	604,955
Camden Property Trust	15,752	850,293
CBL & Associates Properties, Inc.	28,622	500,885
Cedar Shopping Centers, Inc.	13,325	83,814
Cogdell Spencer, Inc.	10,904	63,243
Colonial Properties Trust	16,129	291,128
CommonWealth REIT	15,221	388,288
Corporate Office Properties Trust	15,335	535,958
Cousins Properties, Inc.	21,935	182,938
DCT Industrial Trust, Inc.	49,060	260,509
Developers Diversified Realty Corp.	49,113	692,002
DiamondRock Hospitality Co.*	38,052	456,624
Digital Realty Trust, Inc.	20,644	1,063,992
Douglas Emmett, Inc.	25,318	420,279
Duke Realty Corp.	56,920	709,223
DuPont Fabros Technology, Inc.	12,974	275,957
EastGroup Properties, Inc.	5,858	247,911
Education Realty Trust, Inc.	10,956	85,128
Entertainment Properties Trust	10,577	489,186
Equity Lifestyle Properties, Inc.	6,592	368,691
Equity One, Inc.	9,456	171,910
Equity Residential	60,149	3,124,741
Essex Property Trust, Inc.	6,881	785,948
Extra Space Storage, Inc.	18,808	327,259
Federal Realty Investment Trust	14,351	1,118,373
FelCor Lodging Trust, Inc.*	23,179	163,180
Feldman Mall Properties, Inc.*	500	28
First Industrial Realty Trust, Inc.*	12,900	113,004
First Potomac Realty Trust	9,000	151,380
Franklin Street Properties Corp.	13,443	191,563
General Growth Properties, Inc.	25,303	391,690
Glimcher Realty Trust	17,189	144,388
HCP, Inc.	75,022	2,760,059
Health Care REIT, Inc.	29,762	1,417,862
Healthcare Realty Trust, Inc.	14,326	303,281
Hersha Hospitality Trust	36,073	238,082
Highwoods Properties, Inc.	16,361	521,098
Home Properties, Inc.	8,354	463,563
Hospitality Properties Trust	28,315	652,378
Host Hotels & Resorts, Inc.	146,554	2,618,920
Inland Real Estate Corp.	17,429	153,375
Kilroy Realty Corp.	11,894	433,774
Kimco Realty Corp.	89,326	1,611,441
Kite Realty Group Trust	12,812	69,313
LaSalle Hotel Properties	16,951	447,506
Lexington Realty Trust	25,914	206,016
Liberty Property Trust	25,879	826,058
Mack-Cali Realty Corp.	18,500	611,610
Medical Properties Trust, Inc.	25,741	278,775
MHI Hospitality Corp.*	100	210
Mid-America Apartment Communities, Inc.	7,554	479,603
Mission West Properties, Inc.	4,004	26,787
Monmouth Real Estate Investment Corp., Class A	6,321	53,729
MPG Office Trust, Inc.*	10,100	27,775
National Retail Properties, Inc.	19,000	503,500
Nationwide Health Properties, Inc.	28,543	1,038,394
Omega Healthcare Investors, Inc.	22,305	500,524
One Liberty Properties, Inc.	1,927	32,181
Parkway Properties, Inc.	5,400	94,608
Pennsylvania Real Estate Investment Trust	11,406	165,729
Piedmont Office Realty Trust, Inc., Class A	26,675	537,235
Post Properties, Inc.	11,085	402,386
ProLogis	119,295	1,722,620
PS Business Parks, Inc.	4,230	235,696
Public Storage	31,053	3,149,395
Ramco-Gershenson Properties Trust	7,438	92,603
Realty Income Corp.	25,393	868,441
Regency Centers Corp.	18,780	793,267
Sabra Healthcare REIT, Inc.	2,000	36,800
Saul Centers, Inc.	2,900	137,315
Senior Housing Properties Trust	29,300	642,842
Simon Property Group, Inc.	62,929	6,260,806
SL Green Realty Corp.	17,262	1,165,358
Sovran Self Storage, Inc.	6,100	224,541
Strategic Hotels & Resorts, Inc.*	36,191	191,450
Sun Communities, Inc.	4,300	143,233
Sunstone Hotel Investors, Inc.*	22,678	234,264
Supertel Hospitality, Inc.*	2,197	3,471
Tanger Factory Outlet Centers	8,962	458,765
Taubman Centers, Inc.	12,538	632,918
The Macerich Co.	28,678	1,358,477
U-Store-It Trust	20,100	191,553
UDR, Inc.	39,224	922,548
UMH Properties, Inc.	1,815	18,513
Universal Health Realty Income Trust	2,400	87,672
Urstadt Biddle Properties, Inc.	1,000	16,610
Urstadt Biddle Properties, Inc., Class A	4,000	77,800
Ventas, Inc.	36,173	1,898,359
Vornado Realty Trust	35,208	2,933,883
Washington Real Estate Investment Trust	14,850	460,202
Weingarten Realty Investors	26,200	622,512
Winthrop Realty Trust	4,434	56,711
		67,719,311
TOTAL COMMON STOCKS (Identified Cost $59,012,269)		67,719,311

SHORT-TERM INVESTMENTS — 1.1%
Other — 1.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	798,001	798,001
		798,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $798,002)		798,002

Total Investments — 100.6% (Identified Cost $59,810,271)#		68,517,313
Liabilities, Less Cash and Other Assets — (0.6%)		(441,861)
Net Assets — 100.0%		$68,075,452

†	See Note 1.
*	Non-income producing security.

See notes to financial statements.
47

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

#	At December 31, 2010 the aggregate cost of investment securities for U.S. federal income tax purposes was $59,810,271. Net unrealized appreciation aggregated $8,707,042 of which $10,373,118 related to appreciated investment securities and $1,666,076 related to depreciated investment securities.

See notes to financial statements.
48

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (89.1%)
Consumer Discretionary — (21.2%)
#*	ABILIT Corp.	310,400	$346,768
#*	Accordia Golf Co., Ltd.	2,098	2,032,251
	Aeon Fantasy Co., Ltd.	60,432	712,706
	Ahresty Corp.	1,900	20,204
	Aichi Machine Industry Co., Ltd.	285,000	1,152,824
	Aigan Co., Ltd.	61,600	336,543
	Aisan Industry Co., Ltd.	126,600	1,135,834
#	Akebono Brake Industry Co., Ltd.	283,800	1,822,102
#	Alpen Co., Ltd.	49,900	887,399
	Alpha Corp.	31,700	335,446
	Alpine Electronics, Inc.	197,100	2,795,104
	Amiyaki Tei Co., Ltd.	239	751,739
	Amuse, Inc.	29,999	358,143
#*	Anrakutei Co., Ltd.	50,000	254,287
	AOI Advertising Promotion, Inc.	39,000	226,986
	AOKI Holdings, Inc.	93,400	1,685,887
	Aoyama Trading Co., Ltd.	221,300	3,989,637
	Arnest One Corp.	143,600	1,839,834
#	Asahi Co., Ltd.	31,700	428,741
#*	Asahi Tec Corp.	1,821,000	737,651
#	Asatsu-DK, Inc.	107,000	2,910,844
	ASKUL Corp.	69,300	1,441,109
	Asti Corp.	46,000	150,429
#*	Atom Corp.	161,000	478,058
	Atsugi Co., Ltd.	701,000	904,161
	Autobacs Seven Co., Ltd.	70,000	2,744,134
	Avex Group Holdings, Inc.	145,800	2,128,478
	Bals Corp.	147	148,878
#*	Best Denki Co., Ltd.	224,500	729,286
#	Bic Camera, Inc.	1,894	783,934
	Bookoff Corp.	33,200	270,280
*	Calsonic Kansei Corp.	513,000	2,039,348
	Can Do Co., Ltd.	198	171,050
*	Carchs Holdings Co., Ltd.	710,600	244,485
*	CHI Group Co., Ltd.	8,500	29,461
	Chiyoda Co., Ltd.	115,900	1,534,715
#	Chofu Seisakusho Co., Ltd.	93,500	2,131,828
	Chori Co., Ltd.	658,000	815,331
	Chuo Spring Co., Ltd.	205,000	793,544
#*	Clarion Co., Ltd.	470,000	905,242
	Cleanup Corp.	105,700	721,185
#	Colowide Co., Ltd.	200,450	1,125,133
	Corona Corp.	72,300	699,075
	Cross Plus, Inc.	22,000	224,487
#	Culture Convenience Club Co., Ltd.	385,200	2,261,771
	Daido Metal Co., Ltd.	144,000	1,106,334
#	Daidoh, Ltd.	107,500	954,554
#*	Daiei, Inc. (The)	267,600	1,054,140
	Daikoku Denki Co., Ltd.	36,900	470,689
	Daimaruenawin Co., Ltd.	400	3,069
	Dainichi Co., Ltd.	57,700	405,136
	Daisyo Corp.	57,600	719,565
	Daiwabo Holdings Co., Ltd.	574,000	1,502,693
#	DCM Holdings Co., Ltd.	275,800	1,732,557
	Descente, Ltd.	232,000	1,249,235
#	Doshisha Co., Ltd.	52,400	1,222,600
	Doutor Nichires Holdings Co., Ltd.	134,186	1,826,998
*	Dynic Corp.	127,000	233,876

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Eagle Industry Co., Ltd.	102,000	$1,067,732
*	Econach Holdings Co., Ltd.	177,000	69,531
#	Edion Corp.	268,700	2,404,691
	Exedy Corp.	119,000	3,847,782
	F&A Aqua Holdings, Inc.	60,638	599,813
	FCC Co., Ltd.	115,100	2,673,285
	Fine Sinter Co., Ltd.	49,000	170,079
	Foster Electric Co., Ltd.	81,900	2,414,869
	France Bed Holdings Co., Ltd.	715,000	974,513
#	F-Tech, Inc.	20,100	354,922
#	Fuji Co., Ltd.	93,300	1,953,242
	Fuji Corp, Ltd.	113,900	605,905
*	Fuji Kiko Co., Ltd.	151,000	510,921
#	Fuji Kyuko Co., Ltd.	332,000	1,695,598
	Fuji Oozx, Inc.	6,000	22,623
	Fujibo Holdings, Inc.	155,000	266,406
	Fujikura Rubber, Ltd.	74,000	316,022
	Fujita Kanko, Inc.	398,100	1,836,110
	Fujitsu General, Ltd.	273,000	1,639,136
#	Funai Electric Co., Ltd.	50,700	1,759,587
	Furukawa Battery Co., Ltd.	71,000	462,046
*	Futaba Industrial Co., Ltd.	132,600	957,232
#	G-7 Holdings, Inc.	29,200	183,884
*	Gajoen Kanko Co.	37,000	—
	Gakken Holdings Co., Ltd.	322,000	705,858
#	Genki Sushi Co., Ltd.	19,200	226,827
#	GEO Co., Ltd.	1,255	1,426,289
	GLOBERIDE, Inc.	433,000	521,520
#*	Goldwin, Inc.	175,000	451,507
	Gourmet Kineya Co., Ltd.	67,000	375,132
#*	GSI Creos Corp.	194,000	274,144
#	Gulliver International Co., Ltd.	17,070	807,760
	Gunze, Ltd.	673,000	2,834,096
	H2O Retailing Corp.	276,000	2,009,126
	Hakuyosha Co., Ltd.	88,000	244,582
	Happinet Corp.	36,100	479,432
	Haruyama Trading Co., Ltd.	49,900	267,544
*	Haseko Corp.	3,508,000	3,099,806
	Heiwa Corp.	146,200	2,115,239
	Hiday Hidaka Corp.	20,800	363,099
	Hikari Tsushin, Inc.	88,500	1,926,061
	Himaraya Co., Ltd.	35,900	173,576
	HIS Co., Ltd.	97,500	2,421,294
	Hitachi Koki Co., Ltd.	168,000	1,574,733
#	Honeys Co., Ltd.	29,000	341,038
	Horipro, Inc.	47,000	406,573
*	Hoshizaki Electric Co., Ltd.	77,600	1,435,900
*	I Metal Technology Co., Ltd.	150,000	312,765
	Ichibanya Co., Ltd.	14,900	430,737
	Ichikawa Co., Ltd.	63,000	117,478
*	Ichikoh Industries, Ltd.	289,000	771,717
#	Ikyu Corp.	504	246,545
#	Imasen Electric Industrial Co., Ltd.	54,400	815,593
	Imperial Hotel, Ltd.	10,250	264,175
#*	Impress Holdings, Inc.	112,400	201,347
	Intage, Inc.	14,000	294,240
	Ishizuka Glass Co., Ltd.	109,000	223,776
*	Izuhakone Railway Co., Ltd.	300	19,953
*	Izutsuya Co., Ltd.	350,000	261,784
*	Janome Sewing Machine Co., Ltd.	242,000	213,905
	Japan Vilene Co., Ltd.	132,000	679,452

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Japan Wool Textile Co., Ltd. (The)	295,000	$2,401,119
	Jeans Mate Corp.	38,208	159,811
*	Jidosha Buhin Kogyo Co., Ltd.	82,000	471,062
	Joban Kosan Co., Ltd.	221,000	320,844
#	Joshin Denki Co., Ltd.	196,000	1,906,464
	Juntendo Co., Ltd.	31,000	45,478
#*	JVC Kenwood Holdings, Inc.	259,330	891,534
	Kabuki-Za Co., Ltd.	39,000	1,676,335
#	Kadokawa Holdings, Inc.	85,100	2,222,716
	Kanto Auto Works, Ltd.	160,600	1,382,065
*	Kappa Create Co., Ltd.	25,300	608,492
	Kasai Kogyo Co., Ltd.	119,000	661,412
	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	578,139
*	Kawashima Selkon Textiles Co., Ltd.	323,000	273,792
	Kayaba Industry Co., Ltd.	660,000	5,037,394
	Keihin Corp.	120,700	2,706,966
#	Keiyo Co., Ltd.	164,900	843,932
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,824,235
#	Kimoto Co., Ltd.	34,600	350,160
#*	Kinki Nippon Tourist Co., Ltd.	136,000	118,596
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	985,283
#	Kisoji Co., Ltd.	85,300	1,812,229
	Koekisha Co., Ltd.	13,600	223,524
#	Kohnan Shoji Co., Ltd.	91,600	1,154,560
#	Kojima Co., Ltd.	103,700	604,403
	Komatsu Seiren Co., Ltd.	145,000	594,885
	Komeri Co., Ltd.	109,100	2,498,242
#	Konaka Co., Ltd.	104,960	477,903
	Kourakuen Corp.	16,200	240,051
	K’s Holdings Corp.	156,927	4,259,835
	KU Holdings Co., Ltd.	68,200	296,806
	Kura Corp.	54,800	858,023
	Kurabo Industries, Ltd.	856,000	1,546,247
	Kuraudia Co., Ltd.	5,700	81,551
	Kuroganeya Co., Ltd.	14,000	54,299
	Kyoritsu Maintenance Co., Ltd.	46,160	784,223
#	Kyoto Kimono Yuzen Co., Ltd.	55,700	635,114
	Kyowa Leather Cloth Co., Ltd.	73,500	280,960
#*	Laox Co., Ltd.	706,000	589,914
#*	Look, Inc.	201,000	327,449
*	Mamiya-Op Co., Ltd.	285,000	289,870
	Marche Corp.	23,000	195,991
	Mars Engineering Corp.	41,000	722,830
#*	Maruei Department Store Co., Ltd.	142,000	193,803
	Maruzen Co., Ltd.	46,000	298,034
#*	Matsuya Co., Ltd.	151,800	1,075,623
	Matsuya Foods Co., Ltd.	50,900	853,690
	Megane TOP Co., Ltd.	42,600	439,905
	Meiko Network Japan Co., Ltd.	19,000	159,564
*	Meiwa Estate Co., Ltd.	2,000	15,837
	Meiwa Industry Co., Ltd.	37,000	55,916
*	Mikuni Corp.	108,000	243,612
*	Misawa Homes Co., Ltd.	99,100	456,433
	Misawa Resort Co., Ltd.	187,000	365,896
*	Mitsuba Corp.	143,690	1,237,997
	Mitsui Home Co., Ltd.	146,000	771,494
	Mizuno Corp.	414,000	2,126,301
#	MOS Food Services, Inc.	109,500	2,034,226
	MR MAX Corp.	123,800	441,009
*	Murakami Corp.	2,000	30,682
	Musashi Seimitsu Industry Co., Ltd.	73,900	1,832,864

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
*	Naigai Co., Ltd.	2,705,000	$1,563,485
	Nexyz Corp.	1,920	68,541
	Nice Holdings, Inc.	327,000	718,487
	Nidec Copal Corp.	85,500	1,530,799
#	Nidec-Tosok Corp.	122,000	1,447,283
	Nifco, Inc.	168,000	4,538,839
	Nihon Tokushu Toryo Co., Ltd.	56,000	237,322
#*	Nippon Columbia Co., Ltd.	426,000	219,556
	Nippon Felt Co., Ltd.	67,200	343,149
#*	Nippon Piston Ring Co., Ltd.	277,000	794,495
	Nippon Seiki Co., Ltd.	148,400	1,771,838
	Nishimatsuya Chain Co., Ltd.	220,900	2,139,560
	Nissan Shatai Co., Ltd.	344,023	2,992,129
	Nissen Holdings Co., Ltd.	179,000	914,931
	Nissin Kogyo Co., Ltd.	131,200	2,439,955
	Nittan Valve Co., Ltd.	82,800	300,735
*	Nitto Kako Co., Ltd.	98,000	70,884
*	Noritsu Koki Co., Ltd.	85,400	541,398
	Omikenshi Co., Ltd.	127,000	91,959
	Onward Holdings Co., Ltd.	367,000	3,170,695
	Pacific Industrial Co., Ltd.	181,000	993,046
	Pal Co., Ltd.	12,550	453,753
	PanaHome Corp.	383,200	2,414,837
	Parco Co., Ltd.	258,500	2,341,741
#	Paris Miki Holdings, Inc.	152,500	1,512,902
	PGM Holdings K.K	1,739	1,202,463
#*	PIA Corp.	28,800	282,692
	Piolax, Inc.	44,500	963,088
#*	Pioneer Electronic Corp.	946,400	3,897,497
	Plenus Co., Ltd.	72,300	1,103,822
	Point, Inc.	53,350	2,336,939
*	Press Kogyo Co., Ltd.	375,000	1,790,356
	Resorttrust, Inc.	129,308	2,179,483
#	Rhythm Watch Co., Ltd.	443,000	728,571
	Right On Co., Ltd.	67,325	384,697
	Riken Corp.	345,000	1,529,837
#	Ringer Hut Co., Ltd.	67,800	854,472
#	Riso Kyoiku Co., Ltd.	7,338	410,916
	Roland Corp.	88,300	1,095,555
	Round One Corp.	146,300	902,983
#	Royal Holdings Co., Ltd.	130,600	1,359,181
#	Ryohin Keikaku Co., Ltd.	81,500	3,371,697
#*	Sagami Chain Co., Ltd.	77,000	486,881
*	Sagami Co., Ltd.	225,000	334,397
	Sagami Rubber Industries Co., Ltd.	11,000	30,041
	Saizeriya Co., Ltd.	139,800	2,823,549
#*	Sakai Ovex Co., Ltd.	205,000	307,029
	Sanden Corp.	470,000	1,865,670
	Sanei-International Co., Ltd.	2,300	29,323
	Sangetsu Co., Ltd.	38,325	897,317
	Sankyo Seiko Co., Ltd.	21,000	75,387
	Sanoh Industrial Co., Ltd.	114,900	1,045,411
*	Sanrio Co., Ltd.	14,900	348,169
	Sanyo Housing Nagoya Co., Ltd.	354	363,336
#	Sanyo Shokai, Ltd.	421,000	1,645,298
	Scroll Corp.	77,300	331,137
#*	Seiko Holdings Corp.	391,407	1,444,952
#	Seiren Co., Ltd.	213,200	1,519,624
	Senshukai Co., Ltd.	157,800	965,983
*	Seven Seas Holdings Co., Ltd.	776,000	209,930
	Shikibo, Ltd.	497,000	719,779

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Shimachu Co., Ltd.	145,700	$3,400,563
	Shimojima Co., Ltd.	12,000	166,358
	Shinyei Kaisha	96,000	178,137
	Shiroki Corp.	285,000	1,037,424
	Shobunsha Publications, Inc.	342,100	2,558,766
#	Shochiku Co., Ltd.	385,400	2,483,665
	Shoei Co., Ltd.	1,600	14,489
*	Showa Corp.	230,200	1,750,997
#	SKY Perfect JSAT Holdings, Inc.	5,407	2,085,711
	SNT Corp.	93,800	414,612
	Soft99 Corp.	71,500	457,983
	Sotoh Co., Ltd.	49,700	526,196
	SPK Corp.	16,800	240,129
	SRI Sports, Ltd.	12	13,243
	St Marc Holdings Co., Ltd.	36,000	1,494,075
	Studio Alice Co., Ltd.	27,000	254,895
#	Suminoe Textile Co., Ltd.	257,000	491,659
	Sumitomo Forestry Co., Ltd.	313,466	2,744,684
*	Suzutan Co., Ltd.	9,500	19,469
*	SxL Corp.	493,000	302,015
	T. RAD Co., Ltd.	253,000	1,037,007
#	Tac Co., Ltd.	15,400	64,441
	Tachikawa Corp.	50,800	243,879
	Tachi-S Co., Ltd.	108,140	1,764,228
	Tact Home Co., Ltd.	201	234,585
	Taiho Kogyo Co., Ltd.	94,600	858,646
	Takamatsu Construction Group Co., Ltd.	86,400	1,163,771
	Taka-Q Co., Ltd.	51,500	103,154
*	Take & Give Needs Co., Ltd.	1,380	136,351
	Takihyo Co., Ltd.	2,000	10,007
*	Tamron Co., Ltd.	56,500	1,170,006
#*	TASAKI & CO., LTD.	626,000	546,021
	Taya Co., Ltd.	5,000	41,802
	TBK Co., Ltd.	72,000	362,599
*	TDF Corp.	11,000	20,224
#	Teikoku Piston Ring Co., Ltd.	97,900	989,246
	Teikoku Sen-I Co., Ltd.	78,000	484,611
	Telepark Corp.	636	1,129,745
*	Ten Allied Co., Ltd.	50,000	174,818
	Tigers Polymer Corp.	59,000	265,568
#*	Toabo Corp.	130,000	113,362
	Toei Co., Ltd.	267,000	1,288,929
*	Tokai Kanko Co., Ltd.	505,999	155,370
	Tokai Rubber Industries, Ltd.	122,900	1,692,697
*	Tokai Senko K.K	243,000	235,145
#	Token Corp.	16,320	612,719
	Tokyo Dome Corp.	638,200	1,730,991
#	Tokyo Individualized Educational Institute, Inc.	93,100	273,444
	Tokyo Kaikan Co., Ltd.	12,000	46,458
	Tokyo Soir Co., Ltd.	49,000	113,905
	Tokyo Style Co., Ltd.	262,700	2,058,801
	Tokyotokeiba Co., Ltd.	790,000	1,204,816
	Tokyu Recreation Co., Ltd.	77,000	474,827
#	Tomy Co., Ltd.	286,393	2,418,296
*	Tonichi Carlife Group, Inc.	246,000	259,441
*	Topre Corp.	176,600	1,339,214
#	Toridoll.corp.	183	252,813
*	Totenko Co., Ltd.	57,000	94,633
	Touei Housing Corp.	72,740	1,234,862
#	Tow Co., Ltd.	7,000	40,712
	Toyo Tire & Rubber Co., Ltd.	706,000	1,697,220

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Toyobo Co., Ltd.	2,167,000	$3,860,830
	TS Tech Co., Ltd.	161,100	3,113,087
*	Tsukamoto Co., Ltd.	52,000	55,516
	Tsutsumi Jewelry Co., Ltd.	47,000	1,251,055
	TV Asahi Corp.	269	467,205
*	TV Tokyo Holdings Corp.	4,500	65,790
#	Unipres Corp.	88,900	1,765,300
	United Arrows, Ltd.	62,700	946,539
*	Unitika, Ltd.	1,629,000	1,478,900
	U-Shin, Ltd.	94,500	855,597
*	Watabe Wedding Corp.	29,500	325,726
#	Watami Food Service Co., Ltd.	99,500	2,008,936
	Xebio Co., Ltd.	90,800	1,959,562
	Yamatane Corp.	54,000	71,679
	Yamato International, Inc.	29,800	136,996
	Yellow Hat, Ltd.	73,700	740,733
	Yokohama Reito Co., Ltd.	175,000	1,197,559
#	Yomiuri Land Co., Ltd.	229,000	768,160
	Yonex Co., Ltd.	40,000	277,875
#	Yorozu Corp.	69,500	1,243,064
#	Yoshinoya Holdings Co., Ltd.	2,072	2,591,347
	Zenrin Co., Ltd.	124,700	1,388,291
#	Zensho Co., Ltd.	282,900	2,817,254
Total Consumer Discretionary			325,077,150

Consumer Staples — (8.4%)
*	Aeon Hokkaido Corp.	400,200	1,485,881
	Ahjikan Co., Ltd.	10,500	102,368
#*	Ain Pharmaciez, Inc.	30,300	1,062,587
	Arcs Co., Ltd.	29,700	460,393
#	Ariake Japan Co., Ltd.	99,600	1,683,451
	Cawachi, Ltd.	78,900	1,623,456
#	Chubu Shiryo Co., Ltd.	89,000	606,836
	Chuo Gyorui Co., Ltd.	93,000	201,353
	Circle K Sunkus Co., Ltd.	114,100	1,827,497
	Coca-Cola Central Japan Co., Ltd.	106,300	1,418,735
	Cocokara fine, Inc.	52,860	1,118,964
	Cosmos Pharmaceutical Corp.	27,700	1,060,027
	CVS Bay Area, Inc.	51,000	67,705
	Daikokutenbussan Co., Ltd.	800	27,865
#	Dr Ci:Labo Co., Ltd.	434	1,687,499
	Dydo Drinco, Inc.	47,800	1,836,148
	Echo Trading Co., Ltd.	11,000	112,409
#	Ensuiko Sugar Refining Co., Ltd.	103,000	388,063
	Fancl Corp.	152,800	2,290,477
#*	First Baking Co., Ltd.	183,000	211,592
	Fuji Oil Co., Ltd.	216,000	3,148,244
	Fujicco Co., Ltd.	117,600	1,443,752
#*	Fujiya Co., Ltd.	474,000	931,548
	Hagoromo Foods Corp.	40,000	561,135
	Harashin Narus Holdings Co., Ltd.	61,500	849,540
#*	Hayashikane Sangyo Co., Ltd.	299,000	308,377
	Heiwado Co., Ltd.	146,600	1,938,314
	Hohsui Corp.	120,000	153,348
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	437,079
	Hokuto Corp.	101,600	2,358,366
	Inageya Co., Ltd.	175,000	1,908,391
	ITO EN, Ltd.	85,300	1,416,323
	Itochu-Shokuhin Co., Ltd.	26,500	932,246
	Itoham Foods, Inc.	642,800	2,308,278
	Izumiya Co., Ltd.	292,000	1,152,414

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
	J-Oil Mills, Inc.	457,000	$1,431,136
#	Kameda Seika Co., Ltd.	70,000	1,408,699
	Kasumi Co., Ltd.	196,100	1,089,899
	Kato Sangyo Co., Ltd.	104,800	1,752,529
#	Key Coffee, Inc.	75,000	1,340,640
*	Kirin Holdings Co., Ltd.	49,000	685,317
	Kirindo Co., Ltd.	28,300	138,576
	Kose Corp.	43,500	1,123,457
	Kyodo Shiryo Co., Ltd.	330,000	405,938
#	Kyokuyo Co., Ltd.	370,000	819,707
#	Life Corp.	183,400	2,756,480
#	Lion Corp.	3,000	16,347
	Mandom Corp.	81,100	2,193,719
	Marudai Food Co., Ltd.	443,000	1,443,592
#	Maruetsu, Inc. (The)	362,000	1,467,993
	Maruha Nichiro Holdings, Inc.	1,589,069	2,639,178
*	Maruya Co., Ltd.	10,400	19,313
	Matsumotokiyoshi Holdings Co., Ltd.	14,600	316,393
*	Maxvalu Tohok Co., Ltd.	18,200	152,046
	Maxvalu Tokai Co., Ltd.	59,400	804,583
#	Megmilk Snow Brand Co., Ltd.	178,400	3,295,468
#	Meito Sangyo Co., Ltd.	54,900	732,954
	Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,512,373
#	Milbon Co., Ltd.	47,014	1,235,818
	Ministop Co., Ltd.	66,700	1,154,435
*	Mitsui Sugar Co., Ltd.	434,850	1,646,640
	Miyoshi Oil & Fat Co., Ltd.	261,000	420,084
	Morinaga & Co., Ltd.	886,000	2,081,781
	Morinaga Milk Industry Co., Ltd.	843,000	3,568,087
	Morishita Jinton Co., Ltd.	47,800	155,965
	Morozoff, Ltd.	108,000	362,795
	Nagatanien Co., Ltd.	111,000	1,172,379
#	Nakamuraya Co., Ltd.	203,000	970,701
	Nichimo Co., Ltd.	112,000	224,134
	Nichirei Corp.	544,000	2,505,488
#	Nihon Chouzai Co., Ltd.	22,380	919,344
	Niitaka Co., Ltd.	7,260	80,350
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,212,238
	Nippon Flour Mills Co., Ltd.	557,000	2,753,978
#*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	331,488
	Nippon Suisan Kaisha, Ltd.	671,300	2,111,772
	Nisshin Oillio Group, Ltd. (The)	525,000	2,659,660
	Nissin Sugar Manufacturing Co., Ltd.	149,000	337,241
	Nitto Flour Milling Co., Ltd.	64,000	238,717
	Noevir Co., Ltd.	1,900	23,021
#	Oenon Holdings, Inc.	247,000	613,136
#	Oie Sangyo Co., Ltd.	20,900	212,833
	Okuwa Co., Ltd.	111,000	1,158,789
	Olympic Corp.	65,000	497,213
	Pietro Co., Ltd.	10,300	108,933
	Pigeon Corp.	67,800	2,301,895
	Poplar Co., Ltd.	25,760	162,804
	Prima Meat Packers, Ltd.	671,000	750,327
#	Riken Vitamin Co., Ltd.	79,200	2,234,258
#	Rock Field Co., Ltd.	47,000	737,175
	Ryoshoku, Ltd.	96,400	2,141,964
	S Foods, Inc.	70,000	599,382
	Sakata Seed Corp.	157,400	2,121,606
*	San-A Co., Ltd.	9,800	383,691
	Shoei Foods Corp.	44,000	276,351
	Showa Sangyo Co., Ltd.	502,000	1,469,120

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
#	Sogo Medical Co., Ltd.	23,000	$732,740
	Sonton Food Industry Co., Ltd.	43,000	370,328
	Starzen Co., Ltd.	279,000	813,230
	Sugi Holdings Co., Ltd.	60,500	1,454,946
	Takara Holdings, Inc.	530,000	3,110,664
	Three F Co., Ltd.	17,700	118,904
	Tobu Store Co., Ltd.	215,000	640,216
	Toho Co., Ltd.	158,000	604,987
#	Tohto Suisan Co., Ltd.	120,000	194,487
#	Torigoe Co., Ltd. (The)	84,500	773,319
#	Toyo Sugar Refining Co., Ltd.	157,000	200,447
	Tsukiji Uoichiba Co., Ltd.	57,000	81,329
	Tsuruha Holdings, Inc.	49,100	2,338,384
*	Unicafe, Inc.	15,060	75,456
*	Unihair Co., Ltd.	133,550	1,787,028
#	Uoriki Co., Ltd.	400	4,956
	Valor Co., Ltd.	167,200	1,440,611
	Warabeya Nichiyo Co., Ltd.	51,360	668,705
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	428,718
	Yaoko Co., Ltd.	39,500	1,204,880
	Yomeishu Seizo Co., Ltd.	100,000	975,579
	Yonekyu Corp.	96,000	795,489
	Yuasa Funashoku Co., Ltd.	112,000	277,293
#	Yukiguni Maitake Co., Ltd.	104,256	706,065
	Yutaka Foods Corp.	6,000	111,395
Total Consumer Staples			128,512,747

Energy — (1.0%)
*	AOC Holdings, Inc.	139,600	949,600
	BP Castrol K.K.	69,800	284,111
#*	Fuji Kosan Co., Ltd.	264,000	242,362
	Itochu Enex Co., Ltd.	290,000	1,567,795
	Japan Oil Transportation Co., Ltd.	79,000	187,514
	Kanto Natural Gas Development Co., Ltd.	147,000	791,247
	Kyoei Tanker Co., Ltd.	115,000	218,869
	Mitsuuroko Co., Ltd.	167,500	1,022,581
#	Modec, Inc.	73,200	1,294,733
#	Nippon Gas Co., Ltd.	148,900	2,056,307
	Nippon Seiro Co., Ltd.	64,000	209,332
	Sala Corp.	129,500	710,199
	San-Ai Oil Co., Ltd.	259,000	1,271,863
#	Shinko Plantech Co., Ltd.	154,000	1,418,301
	Sinanen Co., Ltd.	239,000	1,098,410
*	Toa Oil Co., Ltd.	360,000	481,807
	Toyo Kanetsu K.K.	466,000	827,959
Total Energy			14,632,990

Financials — (9.1%)
	Aichi Bank, Ltd. (The)	35,900	2,227,564
	Airport Facilities Co., Ltd.	120,570	524,491
	Akita Bank, Ltd. (The)	720,400	2,135,081
	Aomori Bank, Ltd. (The)	635,000	1,750,469
#*	Arealink Co., Ltd.	2,544	118,781
	Awa Bank, Ltd. (The)	227,000	1,366,783
	Bank of Iwate, Ltd. (The)	58,600	2,804,611
	Bank of Nagoya, Ltd. (The)	511,297	1,645,741
	Bank of Okinawa, Ltd. (The)	88,100	3,412,073
	Bank of Saga, Ltd. (The)	591,000	1,671,900
	Bank of the Ryukyus, Ltd.	126,180	1,487,103
#*	Cedyna Financial Corp.	589,850	1,120,567
	Century Tokyo Leasing Corp.	260,590	4,221,919

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
*	Chiba Kogyo Bank, Ltd. (The)	169,600	$1,013,776
	Chukyo Bank, Ltd. (The)	667,000	1,746,198
	Daibiru Corp.	180,000	1,476,378
	Daiko Clearing Services Corp.	49,700	190,592
#*	Daikyo, Inc.	948,000	1,918,011
	Daisan Bank, Ltd. (The)	621,000	1,596,110
	Daishi Bank, Ltd. (The)	735,000	2,266,391
	Daito Bank, Ltd. (The)	485,000	363,448
	Ehime Bank, Ltd. (The)	608,000	1,615,471
	Eighteenth Bank, Ltd. (The)	653,000	1,818,880
	FIDEA Holdings Co., Ltd.	112,400	286,042
*	Fuji Fire & Marine Insurance Co., Ltd.	547,000	743,714
	Fukui Bank, Ltd. (The)	841,000	2,597,542
	Fukushima Bank, Ltd.	836,000	502,588
	Fuyo General Lease Co., Ltd.	80,800	2,640,567
#	Goldcrest Co., Ltd.	64,820	1,688,998
	Heiwa Real Estate Co., Ltd.	252,500	792,538
	Higashi-Nippon Bank, Ltd.	626,000	1,368,355
	Higo Bank, Ltd. (The)	378,000	1,954,225
#	Hokkoku Bank, Ltd. (The)	715,000	2,481,271
	Hokuetsu Bank, Ltd. (The)	875,000	1,804,334
	Hyakugo Bank, Ltd. (The)	688,609	2,962,323
	Hyakujishi Bank, Ltd. (The)	654,000	2,400,216
	IBJ Leasing Co., Ltd.	82,100	2,061,096
	Ichiyoshi Securities Co., Ltd.	156,000	1,177,456
	Iida Home Max	48,100	520,260
	Iwai Cosmo Holdings, Inc.	5,000	35,582
*	Japan Asia Investment Co., Ltd.	4,000	2,794
	Juroku Bank, Ltd.	616,000	1,970,877
#*	kabu.com Securities Co., Ltd.	282,000	1,262,577
	Kagoshima Bank, Ltd. (The)	236,000	1,575,544
	Keihanshin Real Estate Co., Ltd.	18,800	90,788
	Keiyo Bank, Ltd. (The)	98,000	484,155
*	Kenedix, Inc.	4,456	1,351,147
	Kirayaka Bank, Ltd.	98,000	95,174
	Kita-Nippon Bank, Ltd. (The)	29,706	712,734
	Kiyo Holdings, Inc.	2,211,900	3,080,227
#	Kobayashi Yoko Co., Ltd.	265,200	741,794
#	Kosei Securities Co., Ltd.	295,000	321,643
	Kyokuto Securities Co., Ltd.	54,300	468,858
#*	Leopalace21 Corp.	391,985	753,062
#	Marusan Securities Co., Ltd.	265,600	1,583,399
	Michinoku Bank, Ltd. (The)	524,000	1,011,118
*	Mie Bank, Ltd. (The)	19,000	52,025
	Minato Bank, Ltd. (The)	1,025,000	1,751,628
	Mito Securities Co., Ltd.	254,000	441,336
	Miyazaki Bank, Ltd. (The)	540,000	1,433,194
*	Mizuho Investors Securities Co., Ltd.	1,468,500	1,586,623
#*	Monex Group, Inc.	6,212	1,830,848
	Musashino Bank, Ltd.	108,800	3,287,861
	Nagano Bank, Ltd. (The)	314,000	602,581
	Nanto Bank, Ltd. (The)	66,000	329,921
*	New Real Property K.K.	43,900	—
#*	NIS Group Co., Ltd.	1,015,125	125,025
	Nisshin Fudosan Co.	99,000	801,929
	Ogaki Kyoritsu Bank, Ltd. (The)	867,000	2,736,964
	Oita Bank, Ltd. (The)	584,900	2,092,327
	Okasan Securities Group, Inc.	627,000	2,573,933
	Ricoh Leasing Co., Ltd.	75,300	2,064,164
	San-in Godo Bank, Ltd. (The)	341,000	2,452,016
	Sankei Building Co., Ltd.	165,300	985,104

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
	Shikoku Bank, Ltd.	750,000	$2,327,948
#	Shimizu Bank, Ltd.	32,100	1,384,192
	Sumitomo Real Estate Sales Co., Ltd.	33,200	1,711,567
*	Sun Frontier Fudousan Co., Ltd.	208	29,419
	Takagi Securities Co., Ltd.	206,000	279,289
	TOC Co., Ltd.	417,650	1,785,018
	Tochigi Bank, Ltd.	424,000	2,005,014
#	Toho Bank, Ltd.	824,200	2,570,202
	Toho Real Estate Co., Ltd.	140,700	1,021,340
	Tohoku Bank, Ltd. (The)	389,000	641,691
	Tokai Tokyo Financial Holdings, Inc.	898,000	3,392,385
	Tokyo Rakutenchi Co., Ltd.	222,000	813,603
	Tokyo Tatemono Co., Ltd.	487,000	2,244,615
*	Tokyo Tatemono Real Estate Sales Co., Ltd.	7,000	23,717
#	Tokyo Theatres Co, Inc.	290,000	424,578
	Tokyo Tomin Bank, Ltd.	110,100	1,569,122
	Tokyu Livable, Inc.	98,500	1,176,381
	Tomato Bank, Ltd.	397,000	747,073
*	TOMONY Holdings, Inc.	536,550	2,099,738
	Tosei Corp.	72	33,567
	Tottori Bank, Ltd.	328,000	695,989
	Towa Bank, Ltd.	884,000	836,238
	Toyo Securities Co., Ltd.	307,000	530,922
*	Tsukuba Bank, Ltd.	188,800	657,727
	Yachiyo Bank, Ltd. (The)	5,000	131,118
	Yamagata Bank, Ltd.	584,500	2,699,732
	Yamanashi Chuo Bank, Ltd.	494,000	2,217,592
Total Financials			139,212,592

Health Care — (3.9%)
	Aloka Co., Ltd.	83,300	1,076,142
	As One Corp.	68,868	1,415,948
*	Asia Alliance Holdings Co., Ltd.	380,800	60,773
	ASKA Pharmaceutical Co., Ltd.	101,000	760,848
#	BML, Inc.	35,100	982,449
	CMIC Co., Ltd.	710	202,773
	Create Medic Co., Ltd.	28,000	292,509
	Eiken Chemical Co., Ltd.	78,900	921,079
#	EPS Co., Ltd.	158	385,899
	FALCO SD HOLDINGS Co., Ltd.	34,300	286,534
#	Fuso Pharmaceutical Industries, Ltd.	320,000	979,673
	Hitachi Medical Corp.	81,000	798,431
	Hogy Medical Co., Ltd.	49,000	2,381,416
	Iwaki & Co., Ltd.	55,000	133,105
	Japan Medical Dynamic Marketing, Inc.	44,900	108,146
#	Jeol, Ltd.	258,000	902,723
	JMS Co., Ltd.	126,000	447,421
	Kaken Pharmaceutical Co., Ltd.	335,000	4,063,208
	Kawanishi Holdings, Ltd.	7,400	63,890
	Kawasumi Laboratories, Inc.	45,000	305,582
	Kissei Pharmaceutical Co., Ltd.	100,700	1,977,374
	KYORIN Holdings, Inc.	178,000	3,103,219
#*	M3, Inc.	370	1,856,756
#	Mochida Pharmaceutical Co., Ltd.	200,000	2,140,314
	Nagaileben Co., Ltd.	6,200	165,941
#	Nichii Gakkan Co.	218,400	1,922,443
	Nihon Kohden Corp.	151,200	3,251,737
#	Nikkiso Co., Ltd.	237,000	1,998,671
#	Nippon Chemiphar Co., Ltd.	131,000	449,789
	Nippon Shinyaku Co., Ltd.	229,000	3,275,166
	Nipro Corp.	180,100	3,603,615

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Health Care — (Continued)
	Nissui Pharmaceutical Co., Ltd.	66,100	$562,238
	Paramount Bed Co., Ltd.	82,000	2,245,935
	Rion Co., Ltd.	5,000	34,211
	Rohto Pharmaceutical Co., Ltd.	99,000	1,157,006
#	Sawai Pharmaceutical Co., Ltd.	43,900	3,587,133
	Seikagaku Corp.	173,000	1,933,438
#	Shin Nippon Biomedical Laboratories, Ltd.	24,700	117,176
#	Ship Healthcare Holdings, Inc.	94,000	1,229,768
	Toho Holdings Co., Ltd.	143,800	1,963,736
#	Torii Pharmaceutical Co., Ltd.	62,700	1,357,734
#	Towa Pharmaceutical Co., Ltd.	42,300	2,346,573
#	Vital KSK Holdings, Inc.	142,400	1,239,023
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	294,626
#	ZERIA Pharmaceutical Co., Ltd.	105,000	1,279,021
Total Health Care			59,661,192

Industrials — (23.4%)
*	A&A Material Corp.	235,000	149,627
*	A&D Co., Ltd.	6,900	29,798
	Advan Co., Ltd.	99,400	765,633
*	Advanex, Inc.	73,000	86,074
	Aeon Delight Co., Ltd.	81,100	1,592,771
	Aica Kogyo Co., Ltd.	233,500	2,740,822
#	Aichi Corp.	132,000	565,827
	Aida Engineering, Ltd.	261,000	1,189,067
	Airtech Japan, Ltd.	19,900	98,959
	Alps Logistics Co., Ltd.	52,500	596,493
#	Altech Co., Ltd.	23,000	86,695
#	Altech Corp.	37,150	321,699
	Amano Corp.	268,700	2,596,265
	Ando Corp.	257,000	362,993
	Anest Iwata Corp.	149,000	607,420
	Asahi Diamond Industrial Co., Ltd.	228,000	4,323,626
	Asahi Holdings, Inc.	110,750	2,336,813
	Asahi Kogyosha Co., Ltd.	99,000	417,624
*	Asanuma Corp.	977,000	648,937
	Asia Air Survey Co., Ltd.	32,000	91,147
	Asunaro Aoki Construction Co., Ltd.	166,500	699,527
	Ataka Construction & Engineering Co., Ltd.	60,000	171,597
	Bando Chemical Industries, Ltd.	332,000	1,316,683
	Benefit One, Inc.	3	2,301
	Biken Techno Corp.	14,100	72,885
	Bunka Shutter Co., Ltd.	227,000	596,563
*	C&I Holdings Co., Ltd.	405,500	25,131
	Central Glass Co., Ltd.	601,000	2,785,843
	Central Security Patrols Co., Ltd.	44,700	464,864
	Chudenko Corp.	130,500	1,554,717
	Chugai Ro Co., Ltd.	327,000	1,200,748
	CKD Corp.	229,700	1,959,555
	Comsys Holdings Corp.	195,000	2,071,361
#	Cosel Co., Ltd.	104,700	1,545,974
	CTI Engineering Co., Ltd.	44,000	245,607
	Dai-Dan Co., Ltd.	156,000	788,279
	Daido Kogyo Co., Ltd.	145,000	288,273
	Daifuku Co., Ltd.	272,500	1,900,559
#	Daihen Corp.	428,000	2,078,630
	Daiho Corp.	878,000	776,052
#*	Daiichi Chuo K.K	390,000	974,829
	Daiichi Jitsugyo Co., Ltd.	180,000	722,894
#	Daiseki Co., Ltd.	143,463	2,982,460
*	Daisue Construction Co., Ltd.	271,500	133,484

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Daiwa Industries, Ltd.	169,000	$857,876
	Daiwa Odakyu Construction Co., Ltd.	63,500	165,242
*	Danto Holdings Corp.	475,000	483,874
	Denyo Co., Ltd.	90,600	746,045
*	Dijet Industrial Co., Ltd.	80,000	104,293
	DMW Corp.	4,800	92,780
*	Dream Incubator, Inc.	168	126,954
*	Duskin Co., Ltd.	194,000	3,659,953
#*	Enshu, Ltd.	142,000	146,063
	Freesia Macross Corp.	1,355,000	249,596
*	Fujisash Co., Ltd.	49,300	24,743
*	Fujitec Co., Ltd.	304,000	1,544,299
#	Fukuda Corp.	657,000	1,292,496
*	Fukusima Industries Corp.	29,700	339,481
#	Fukuyama Transporting Co., Ltd.	431,400	2,289,522
	Funai Consulting Co., Ltd.	99,300	631,315
*	Furukawa Co., Ltd.	1,317,000	1,551,909
#	Furusato Industries, Ltd.	50,600	327,168
	Futaba Corp.	146,800	2,851,353
	Gecoss Corp.	113,600	421,421
*	Hamai Co., Ltd.	92,000	157,900
	Hanwa Co., Ltd.	697,000	3,196,089
*	Hazama Corp.	285,800	238,593
	Hibiya Engineering, Ltd.	120,300	1,136,182
	Hitachi Cable, Ltd.	488,000	1,341,565
	Hitachi Metals Techno, Ltd.	57,500	270,123
	Hitachi Tool Engineering, Ltd.	94,000	1,066,241
	Hitachi Transport System, Ltd.	27,400	423,358
#	Hitachi Zosen Corp.	2,225,500	3,362,910
	Hokuetsu Industries Co., Ltd.	85,000	135,879
	Hokuriku Electrical Construction Co., Ltd.	56,000	148,772
	Hosokawa Micron Corp.	133,000	554,775
#*	Howa Machinery, Ltd.	379,000	362,918
	Ichiken Co., Ltd.	87,000	126,217
	ICHINEN HOLDINGS CO., Ltd.	71,100	365,520
	Idec Corp.	130,900	1,226,681
	IHI Transport Machinery Co., Ltd.	73,000	353,112
#	Iino Kaiun Kaisha, Ltd.	334,300	1,502,536
	Inaba Denki Sangyo Co., Ltd.	82,100	2,319,242
	Inaba Seisakusho Co., Ltd.	60,800	659,791
	Inabata & Co., Ltd.	195,600	1,184,594
#	Inui Steamship Co., Ltd.	80,800	479,158
#*	Iseki & Co., Ltd.	718,000	1,883,624
	Ishii Iron Works Co., Ltd.	110,000	206,549
#*	Ishikawa Seisakusho, Ltd.	101,000	97,910
	Ishikawajima Construction Materials Co., Ltd.	202,000	218,217
	Itoki Corp.	174,200	469,705
#	Iwatani International Corp.	847,000	2,551,032
#*	Jalux, Inc.	43,300	363,368
	Jamco Corp.	82,000	542,542
	Japan Airport Terminal Co., Ltd.	125,900	1,938,283
#*	Japan Bridge Corp.	25,900	53,492
	Japan Foundation Engineering Co., Ltd.	95,600	214,817
	Japan Kenzai Co., Ltd.	93,440	468,373
	Japan Pulp & Paper Co., Ltd.	449,000	1,598,286
	Japan Transcity Corp.	231,000	800,275
	JFE Shoji Holdings, Inc.	321,000	1,491,750
	Kamei Corp.	118,000	569,867
	Kanaden Corp.	118,000	714,430
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	947,578
	Kanamoto Co., Ltd.	112,000	601,752

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Kandenko Co., Ltd.	250,000	$1,675,243
*	Kanematsu Corp.	1,442,625	1,380,315
#*	Kanematsu-NNK Corp.	113,000	178,768
	Katakura Industries Co., Ltd.	109,900	1,126,504
	Kato Works Co., Ltd.	197,000	434,436
	KAWADA TECHNOLOGIES, Inc.	104,500	1,887,625
	Kawagishi Bridge Works Co., Ltd.	38,000	101,451
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	434,273
	Keihin Co., Ltd. (The)	199,000	227,594
#	Kimura Chemical Plants Co., Ltd.	59,400	446,471
	Kinki Sharyo Co., Ltd.	176,000	940,480
	Kintetsu World Express, Inc.	75,700	2,154,978
*	Kitagawa Iron Works Co., Ltd.	335,000	571,447
	Kitano Construction Corp.	252,000	628,657
	Kitazawa Sangyo Co., Ltd.	54,500	114,435
#	Kitz Corp.	397,000	1,878,664
	Kodensha Co., Ltd. (The)	25,000	57,851
	Koike Sanso Kogyo Co., Ltd.	152,000	421,347
*	Koito Industries, Ltd.	102,000	176,747
#	Kokuyo Co., Ltd.	232,425	2,004,079
	Komai Tekko, Inc.	109,000	256,946
	Komatsu Wall Industry Co., Ltd.	32,900	310,865
	Komori Corp.	160,700	1,897,264
	Kondotec, Inc.	40,500	288,817
*	Kosaido Co., Ltd.	364,000	568,131
	KRS Corp.	38,200	404,085
*	Kumagai Gumi Co., Ltd.	583,800	429,426
	Kuroda Electric Co., Ltd.	109,900	1,536,529
	Kyodo Printing Co., Ltd.	303,000	715,126
	Kyoei Sangyo Co., Ltd.	97,000	205,843
	Kyokuto Boeki Kaisha, Ltd.	58,000	105,318
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	613,032
	Kyosan Electric Manufacturing Co., Ltd.	213,000	978,776
	Kyowa Exeo Corp.	301,100	3,095,581
	Kyudenko Corp.	195,000	1,247,648
*	Lonseal Corp.	116,000	122,244
	Maeda Corp.	587,000	1,838,406
	Maeda Road Construction Co., Ltd.	274,000	2,186,675
*	Maezawa Industries, Inc.	35,700	70,422
	Maezawa Kasei Industries Co., Ltd.	50,700	462,313
	Maezawa Kyuso Industries Co., Ltd.	50,400	620,390
*	Makino Milling Machine Co., Ltd.	338,000	2,770,734
	Marubeni Construction Material Lease Co., Ltd.	75,000	89,387
	Maruka Machinery Co., Ltd.	28,100	199,617
	Maruwn Corp.	66,000	176,937
#	Maruyama Manufacturing Co, Inc.	150,000	303,793
	Maruzen Showa Unyu Co., Ltd.	296,000	962,793
#	Matsuda Sangyo Co., Ltd.	77,482	1,390,166
	Matsui Construction Co., Ltd.	98,600	374,311
	Max Co., Ltd.	181,000	2,137,293
#*	Meidensha Corp.	732,050	3,446,863
#*	Meiji Machine Co., Ltd.	63,000	17,798
#	Meiji Shipping Co., Ltd.	106,100	422,449
#*	Meitec Corp.	130,100	2,775,032
	Meito Transportation Co., Ltd.	22,000	180,122
#*	Meiwa Trading Co., Ltd.	140,000	413,957
	Mesco, Inc.	30,000	207,664
*	Mirait Holdings Corp.	274,685	1,935,211
	Mitani Corp.	52,600	432,318
#	Mitsubishi Kakoki Kaisha, Ltd.	229,000	500,044
	Mitsubishi Pencil Co., Ltd.	100,600	1,683,335

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Mitsuboshi Belting, Ltd.	274,000	$1,587,921
	Mitsui Matsushima Co., Ltd.	338,000	713,215
	Mitsui-Soko Co., Ltd.	463,000	1,925,290
	Mitsumura Printing Co., Ltd.	93,000	329,561
#	Miura Co., Ltd.	131,300	3,497,323
	Miura Printing Corp.	19,000	26,410
*	Miyaji Engineering Group, Inc.	1,524,175	1,534,875
#*	Miyakoshi Corp.	48,400	208,468
*	Mori Denki Mfg. Co., Ltd.	625,000	84,525
#	Mori Seiki Co., Ltd.	311,500	3,672,540
	Morita Holdings Corp.	156,000	970,143
	Moshi Moshi Hotline, Inc.	104,400	2,737,145
	Mystar Engineering Corp.	15,600	70,067
	Nac Co., Ltd.	28,900	369,719
	Nachi-Fujikoshi Corp.	588,000	1,968,129
	Naikai Zosen Corp.	75,000	345,969
*	Nakano Corp.	103,000	288,157
	Narasaki Sangyo Co., Ltd.	56,000	74,957
	NEC Capital Solutions, Ltd.	45,100	667,559
	NEC Networks & System Integration Corp.	104,600	1,355,131
	New Tachikawa Aircraft Co., Ltd.	9,900	559,111
	Nichias Corp.	416,000	2,151,241
	Nichiban Co., Ltd.	122,000	453,118
*	Nichiden Corp.	2,600	77,483
	Nichiha Corp.	92,880	756,377
	Nichireki Co., Ltd.	96,000	373,285
#	Nihon M&A Center, Inc.	48	206,530
	Nikko Co., Ltd.	127,000	462,248
	Nippo Corp.	244,000	1,696,240
#	Nippon Carbon Co., Ltd.	396,000	1,282,403
	Nippon Conveyor Co., Ltd.	168,000	156,790
	Nippon Densetsu Kogyo Co., Ltd.	183,000	1,762,444
	Nippon Denwa Shisetu Co., Ltd.	203,000	635,997
	Nippon Filcon Co., Ltd.	73,100	361,188
	Nippon Hume Corp.	91,000	286,442
	Nippon Jogesuido Sekkei Co., Ltd.	289	364,791
	Nippon Kanzai Co., Ltd.	46,200	763,167
	Nippon Koei Co., Ltd.	272,000	815,800
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,999,470
	Nippon Seisen Co., Ltd.	107,000	572,702
#	Nippon Sharyo, Ltd.	216,000	1,048,630
	Nippon Shindo Co., Ltd.	8,000	14,127
	Nippon Signal Co., Ltd.	206,800	1,637,301
	Nippon Steel Trading Co., Ltd.	280,000	859,141
	Nippon Thompson Co., Ltd.	255,000	2,049,234
	Nippon Tungsten Co., Ltd.	81,000	139,148
*	Nippon Yusoki Co., Ltd.	138,000	354,946
	Nishimatsu Construction Co., Ltd.	954,000	1,239,704
	Nishishiba Electric Co., Ltd.	101,000	159,109
	Nissei Corp.	104,600	832,273
*	Nissei Plastic Industrial Co., Ltd.	378,800	1,233,000
#	Nissha Printing Co., Ltd.	72,600	1,919,519
	Nissin Corp.	336,000	856,630
	Nissin Electric Co., Ltd.	138,000	832,975
	Nitchitsu Co., Ltd.	58,000	144,647
	Nitta Corp.	101,200	1,983,027
#	Nitto Boseki Co., Ltd.	847,000	2,129,500
	Nitto Kogyo Corp.	143,400	1,618,685
	Nitto Kohki Co., Ltd.	65,600	1,701,743
	Nitto Seiko Co., Ltd.	122,000	400,700
*	Nittoc Construction Co., Ltd.	316,000	216,527

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Noda Corp.	169,300	$428,744
	Nomura Co., Ltd.	205,000	724,777
	Noritake Co., Ltd.	510,000	1,817,917
	Noritz Corp.	83,000	1,462,674
#	NS United Kaiun Kaisha, Ltd.	403,000	1,002,403
#*	Oak Capital Corp.	55,735	108,161
	Obayashi Road Corp.	106,000	200,296
	Oiles Corp.	117,242	2,164,968
*	Okamoto Machine Tool Works, Ltd.	163,000	229,796
#	Okamura Corp.	273,900	1,728,688
	Okano Valve Manufacturing Co.	58,000	483,333
*	Oki Electric Cable Co., Ltd.	90,000	167,695
#*	OKK Corp.	255,000	388,042
#*	OKUMA Corp.	422,000	3,202,862
	Okumura Corp.	716,400	2,721,426
	O-M, Ltd.	105,000	417,564
	Onoken Co., Ltd.	58,900	538,340
	Organo Corp.	155,000	1,185,463
*	Original Engineering Consultants Co., Ltd.	61,500	83,867
	OSG Corp.	189,800	2,285,923
	Oyo Corp.	101,300	841,578
#*	P.S. Mitsubishi Construction Co., Ltd.	76,800	217,056
	Park24 Co., Ltd.	118,700	1,267,318
	Pasco Corp.	55,000	155,949
	Pasona Group, Inc.	66	49,217
	Penta-Ocean Construction Co., Ltd.	841,000	1,423,888
	Pilot Corp.	730	1,290,071
	Pronexus, Inc.	133,200	723,897
	Raito Kogyo Co., Ltd.	193,700	478,589
	Rheon Automatic Machinery Co., Ltd.	64,000	158,950
*	Ryobi, Ltd.	548,200	2,499,334
*	Sailor Pen Co., Ltd.	110,000	70,222
	Sakai Heavy Industries, Ltd.	126,000	226,089
*	Sakurada Co., Ltd.	57,000	11,893
#*	Sanix, Inc.	157,400	376,498
	Sanki Engineering Co., Ltd.	245,000	1,680,351
#	Sanko Metal Industrial Co., Ltd.	118,000	250,434
*	Sankyo-Tateyama Holdings, Inc.	1,095,000	1,385,310
*	Sankyu, Inc.	748,000	3,388,015
	Sanritsu Corp.	16,700	119,545
	Sanwa Holdings Corp.	587,000	1,847,517
	Sanyo Denki Co., Ltd.	201,000	1,219,706
	Sanyo Engineering & Construction, Inc.	48,000	162,491
	Sanyo Industries, Ltd.	79,000	98,931
	Sasebo Heavy Industries Co., Ltd.	546,000	1,113,853
	Sato Corp.	104,900	1,385,990
	Sato Shoji Corp.	65,300	402,895
*	Sawafuji Electric Co., Ltd.	42,000	101,193
	Secom Joshinetsu Co., Ltd.	33,900	952,317
	Secom Techno Service Co., Ltd.	37,500	1,291,361
	Seibu Electric Industry Co., Ltd.	67,000	285,204
	Seika Corp.	267,000	682,014
#*	Seikitokyu Kogyo Co., Ltd.	388,000	238,316
	Seino Holdings Co., Ltd.	233,000	1,596,539
	Sekisui Jushi Co., Ltd.	135,000	1,376,041
#	Senko Co., Ltd.	362,000	1,290,726
#	Senshu Electric Co., Ltd.	37,300	430,658
#	Shibusawa Warehouse Co., Ltd.	231,000	814,011
	Shibuya Kogyo Co., Ltd.	82,300	823,441
	Shima Seiki Manufacturing Co., Ltd.	82,500	1,982,102
	Shin Nippon Air Technologies Co., Ltd.	84,280	507,329

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Shin-Keisei Electric Railway Co., Ltd.	174,000	$730,065
#	Shin-Kobe Electric Machinery Co., Ltd.	97,000	1,168,285
	Shinmaywa Industries, Ltd.	399,000	1,721,096
	Shinnihon Corp.	215,900	561,736
	Shinsho Corp.	202,000	500,914
#	Sho-Bond Corp.	95,300	2,006,966
#	Shoko Co., Ltd.	316,000	492,048
#	Showa Aircraft Industry Co., Ltd.	112,000	856,646
#	Sinfonia Technology Co., Ltd.	474,000	1,220,220
	Sintokogio, Ltd.	191,800	1,817,193
	Soda Nikka Co., Ltd.	67,000	284,536
	Sohgo Security Services Co., Ltd.	225,300	2,663,752
	Sotetsu Holdings, Inc.	111,000	367,603
#	Space Co., Ltd.	73,420	504,441
	Subaru Enterprise Co., Ltd.	59,000	177,992
	Sugimoto & Co., Ltd.	34,100	305,769
	Sumitomo Densetsu Co., Ltd.	104,600	443,284
*	Sumitomo Mitsui Construction Co., Ltd.	292,400	233,382
#	Sumitomo Precision Products Co., Ltd.	150,000	730,582
	Sumitomo Warehouse Co., Ltd.	365,000	1,916,969
*	Suzuki Metal Industry Co., Ltd.	71,000	159,176
*	SWCC Showa Holdings Co., Ltd.	831,000	957,588
*	Tadano, Ltd.	329,579	1,767,101
	Taihei Dengyo Kaisha, Ltd.	138,000	1,127,605
	Taihei Kogyo Co., Ltd.	244,000	1,141,900
	Taiheiyo Kouhatsu, Inc.	95,000	78,947
	Taikisha, Ltd.	124,300	2,198,881
	Takada Kiko Co., Ltd.	289,000	604,934
	Takano Co., Ltd.	52,000	293,861
#	Takara Printing Co., Ltd.	38,055	306,198
	Takara Standard Co., Ltd.	483,000	3,265,982
#	Takasago Thermal Engineering Co., Ltd.	279,000	2,331,120
#	Takashima & Co., Ltd.	137,000	221,742
	Takigami Steel Construction Co., Ltd.	50,000	139,537
*	Takisawa Machine Tool Co., Ltd.	191,000	220,210
*	Takuma Co., Ltd.	297,000	823,036
*	Tanseisha Co., Ltd.	74,000	262,324
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	654,098
	TECHNO ASSOCIE Co., Ltd.	58,400	458,152
	Techno Ryowa, Ltd.	71,390	354,045
#	Teikoku Electric Manufacturing Co., Ltd.	31,800	694,808
*	Tekken Corp.	521,000	511,635
#	Temp Holdings Co., Ltd.	29,800	275,417
	Teraoka Seisakusho Co., Ltd.	53,600	258,920
	Toa Corp.	744,000	868,211
	TOA ROAD Corp.	155,000	243,855
#*	Tobishima Corp.	1,548,500	456,957
	Tocalo Co., Ltd.	51,600	991,814
	Toda Corp.	676,000	2,505,307
	Toenec Corp.	204,000	1,166,481
	Tokai Lease Co., Ltd.	86,000	160,836
	Toko Electric Corp.	88,000	524,198
	Tokyo Energy & Systems, Inc.	126,000	809,377
	TOKYO KEIKI, Inc.	265,000	408,122
#*	Tokyo Kikai Seisakusho, Ltd.	300,000	283,185
	Tokyo Sangyo Co., Ltd.	78,000	241,648
	Tokyu Community Corp.	31,200	927,151
	Toli Corp.	207,000	358,082
#	Tomoe Corp.	115,500	367,410
	Tonami Holdings Co., Ltd.	331,000	630,965
	Toppan Forms Co., Ltd.	153,500	1,571,063

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
*	Tori Holdings Co., Ltd.	217,700	$56,122
#	Torishima Pump Manufacturing Co., Ltd.	80,500	1,690,615
#	Toshiba Machine Co., Ltd.	360,000	1,813,545
#	Toshiba Plant Kensetsu Co., Ltd.	182,450	2,612,741
*	Tosho Printing Co., Ltd.	243,000	393,703
	Totetsu Kogyo Co., Ltd.	122,000	865,128
#*	Totoku Electric Co., Ltd.	66,000	64,708
#	Toyo Electric Manufacturing Co., Ltd.	149,000	861,162
	Toyo Engineering Corp.	556,400	2,152,999
	Toyo Machinery & Metal Co., Ltd.	42,400	136,343
*	Toyo Shutter Co., Ltd.	7,100	23,245
#	Toyo Tanso Co, Ltd.	34,300	2,024,025
	Toyo Wharf & Warehouse Co., Ltd.	274,000	442,138
	Trinity Industrial Corp.	56,000	196,988
	Trusco Nakayama Corp.	95,200	1,594,398
	Tsubakimoto Chain Co.	555,700	2,947,408
	Tsubakimoto Kogyo Co., Ltd.	97,000	263,041
#	Tsugami Corp.	252,000	1,779,821
	Tsukishima Kikai Co., Ltd.	121,000	895,511
	Tsurumi Manufacturing Co., Ltd.	94,000	635,896
	Tsuzuki Denki Co., Ltd.	75,000	451,039
	TTK Co., Ltd.	62,000	272,935
#	Uchida Yoko Co., Ltd.	171,000	630,284
	Ueki Corp.	453,000	700,266
	Union Tool Co.	56,900	1,632,924
	Utoc Corp.	96,400	286,165
*	Wakachiku Construction Co., Ltd.	1,710,000	944,305
	Weathernews, Inc.	26,700	515,943
	Yahagi Construction Co., Ltd.	136,000	794,066
	Yamabiko Corp.	28,782	301,874
	Yamato Corp.	82,000	305,458
	Yamaura Corp.	40,500	100,079
	Yamazen Co., Ltd.	294,000	1,570,213
	Yasuda Warehouse Co., Ltd. (The)	98,200	586,573
	Yokogawa Bridge Holdings Corp.	139,400	905,666
	Yondenko Corp.	133,800	556,524
*	Yuasa Trading Co., Ltd.	779,000	773,274
	Yuken Kogyo Co., Ltd.	156,000	319,069
	Yurtec Corp.	221,000	877,181
	Yusen Logistics Co., Ltd.	58,500	849,472
#	Yushin Precision Equipment Co., Ltd.	53,334	1,048,640
Total Industrials			357,723,641

Information Technology — (10.4%)
#	Ai Holdings Corp.	182,600	671,317
#	Aichi Tokei Denki Co., Ltd.	113,000	309,887
	Aiphone Co., Ltd.	70,900	1,150,025
	Allied Telesis Holdings K.K.	470,700	589,040
#	Alpha Systems, Inc.	27,300	492,739
	Alps Electric Co., Ltd.	57,695	665,849
#	Anritsu Corp.	435,000	3,574,895
	AOI Electronic Co., Ltd.	37,400	424,360
*	Apic Yamada Corp.	36,000	105,327
	Arisawa Manufacturing Co., Ltd.	35,100	193,417
	Asahi Net, Inc.	21,000	81,635
	CAC Corp.	68,700	529,223
	Canon Electronics, Inc.	74,200	2,089,171
	Capcom Co., Ltd.	182,200	2,922,000
	Chino Corp.	151,000	383,520
	CMK Corp.	86,100	488,671
	Computer Engineering & Consulting, Ltd.	61,500	316,649

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Core Corp.	45,700	$386,482
	Cresco, Ltd.	23,200	151,852
#*	CSK Corp.	431,900	1,971,871
	Cybernet Systems Co., Ltd.	85	24,084
#	Cybozu, Inc.	1,196	344,746
*	Daiko Denshi Tsushin, Ltd.	12,000	18,482
*	Dainippon Screen Manufacturing Co., Ltd.	731,000	5,169,107
*	Daito Electron Co., Ltd.	800	6,553
	Denki Kogyo Co., Ltd.	234,000	1,143,778
	DKK TOA Corp.	31,000	105,258
	DTS Corp.	84,900	1,049,753
#*	Dwango Co., Ltd.	315	663,232
#	Eizo Nanao Corp.	73,100	1,710,373
	Elematec Corp.	2,900	41,009
*	Elna Co., Ltd.	97,000	104,590
#	Enplas Corp.	14,400	228,740
	ESPEC Corp.	79,800	645,234
	Faith, Inc.	413	50,021
#*	FDK Corp.	409,000	677,749
*	Fuji Electronics Co., Ltd.	7,400	113,875
#	Fuji Soft, Inc.	96,400	1,661,839
*	Fujitsu Component, Ltd.	139	62,869
	Fujitsu Frontech, Ltd.	78,600	655,130
	Fuso Dentsu Co., Ltd.	16,000	68,383
	Future Architect, Inc.	1,206	513,592
#	GMO Internet, Inc.	73,900	369,855
	Hakuto Co., Ltd.	69,100	695,843
*	Hioki EE Corp.	9,100	188,884
	Hitachi Business Solution Co., Ltd.	43,200	424,701
	Hitachi Kokusai Electric, Inc.	239,500	2,370,507
	Hochiki Corp.	97,000	509,549
	Hokuriku Electric Industry Co., Ltd.	289,000	574,560
	Horiba, Ltd.	129,900	3,671,437
	Hosiden Corp.	241,300	2,829,772
	Icom, Inc.	47,600	1,302,396
#*	Ikegami Tsushinki Co., Ltd.	174,000	128,059
	Ines Corp.	153,900	1,250,976
	I-Net Corp.	47,800	278,707
	Information Services International-Dentsu, Ltd.	76,700	552,105
	Innotech Corp.	9,200	64,099
#	Internet Initiative Japan, Inc.	434	1,227,652
	Ishii Hyoki Co., Ltd.	23,700	241,031
	IT Holdings Corp.	288,001	3,821,603
*	ITC Networks Corp.	46,400	267,334
	Itfor, Inc.	1,900	6,476
*	Iwatsu Electric Co., Ltd.	303,000	245,541
	Japan Aviation Electronics Industry, Ltd.	240,600	1,909,685
	Japan Business Computer Co., Ltd.	73,200	469,091
	Japan Cash Machine Co., Ltd.	84,315	704,702
	Japan Digital Laboratory Co., Ltd.	104,900	1,190,435
#	Jastec Co., Ltd.	61,400	360,276
	JBIS Holdings, Inc.	79,600	328,458
	JIEC Co., Ltd.	199	195,312
	Kaga Electronics Co., Ltd.	95,100	1,212,977
#	Kakaku.com, Inc.	647	3,839,934
	Kanematsu Electronics, Ltd.	83,100	850,342
	Kawatetsu Systems, Inc.	174	159,918
	Koa Corp.	144,800	1,848,479
#*	Kubotek Corp.	370	122,861
	Kyoden Co., Ltd.	160,000	337,398
	Kyowa Electronic Instruments Co., Ltd.	52,000	177,450

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Macnica, Inc.	47,900	$1,196,410
#*	Macromill, Inc.	43,600	489,401
	Marubun Corp.	96,100	564,047
	Maruwa Co., Ltd.	36,500	1,076,259
	Maspro Denkoh Corp.	61,000	545,918
#	Megachips Corp.	81,300	1,640,357
*	Meisei Electric Co., Ltd.	359,000	316,792
	Melco Holdings, Inc.	42,300	1,474,573
	Mimasu Semiconductor Industry Co., Ltd.	82,881	958,951
	Miroku Jyoho Service Co., Ltd.	107,000	306,276
*	Mitsui High-Tec, Inc.	131,600	773,515
	Mitsui Knowledge Industry Co., Ltd.	3,688	660,702
	Mitsumi Electric Co., Ltd.	71,100	1,299,352
*	Moritex Corp.	7,700	46,525
*	Mutoh Holdings Co., Ltd.	160,000	373,222
*	Nagano Japan Radio Co., Ltd.	85,000	113,735
	Nagano Keiki Co., Ltd.	1,900	17,653
	Nakayo Telecommunications, Inc.	542,000	1,278,124
	NEC Fielding, Ltd.	91,200	1,180,491
	NEC Mobiling, Ltd.	45,100	1,317,136
	Net One Systems Co., Ltd.	1,889	2,789,335
#*	New Japan Radio Co., Ltd.	37,000	111,332
	Nichicon Corp.	258,800	3,640,145
	Nidec Copal Electronics Corp.	25,800	206,548
#	Nidec Sankyo Corp.	191,000	1,558,946
	NIFTY Corp.	30	35,016
#	Nihon Dempa Kogyo Co., Ltd.	66,900	1,267,535
#*	Nihon Inter Electronics Corp.	104,700	170,057
	Nihon Unisys, Ltd.	202,175	1,613,816
*	Nippon Avionics Co., Ltd.	78,000	157,647
	Nippon Ceramic Co., Ltd.	83,100	1,473,820
#*	Nippon Chemi-Con Corp.	472,000	2,398,654
	Nippon Systemware Co., Ltd.	27,900	127,629
	Nohmi Bosai, Ltd.	116,000	754,375
	NS Solutions Corp.	70,600	1,536,518
#	NSD Co., Ltd.	170,300	2,009,074
	Obic Business Consultants Co., Ltd.	19,850	1,060,246
	Okaya Electric Industries Co., Ltd.	73,000	308,864
*	Oki Electric Industry Co., Ltd.	2,162,000	1,856,697
	ONO Sokki Co., Ltd.	103,000	351,212
	Optex Co., Ltd.	16,500	244,441
*	Origin Electric Co., Ltd.	105,000	576,267
	Osaki Electric Co., Ltd.	116,000	1,003,948
*	Panasonic Electric Works Information Systems Co., Ltd.	13,500	366,196
#	PCA Corp.	17,500	188,496
*	Pixela Corp.	18,400	58,071
#	Riken Keiki Co., Ltd.	77,800	646,202
*	Riso Kagaku Corp.	11,100	195,229
	Roland DG Corp.	51,500	830,800
	Ryoden Trading Co., Ltd.	141,000	904,353
	Ryosan Co., Ltd.	122,000	3,153,027
	Ryoyo Electro Corp.	108,000	1,254,761
	Sanken Electric Co., Ltd.	392,000	1,719,706
	Sanko Co., Ltd.	22,000	64,423
	Sanshin Electronics Co., Ltd.	108,100	894,566
	Satori Electric Co., Ltd.	56,380	408,883
*	Saxa Holdings, Inc.	194,000	366,266
*	Sekonic Corp.	15,000	20,954
#*	Shibaura Mechatronics Corp.	138,000	534,100
*	Shindengen Electric Manufacturing Co., Ltd.	296,000	1,485,726
#	Shinkawa, Ltd.	68,300	697,227

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Shinko Electric Industries Co., Ltd.	11,700	$130,533
	Shinko Shoji Co., Ltd.	75,900	631,548
	Shizuki Electric Co., Inc.	103,000	440,510
	Siix Corp.	82,100	961,822
*	Simplex Holdings, Inc.	919	393,390
	SMK Corp.	263,000	1,442,350
	Softbank Technology Corp.	100	798
	So-net Entertainment Corp.	426	1,277,539
	SRA Holdings	49,700	548,336
	Star Micronics Co., Ltd.	146,600	1,587,086
	Sumida Corp.	61,549	669,573
	Sumisho Computer Systems Corp.	103,400	1,849,176
	Sun-Wa Technos Corp.	500	4,192
#	Sunx, Ltd.	109,000	680,244
#*	Systena Corp.	1,096	1,163,125
	Tachibana Eletech Co., Ltd.	62,400	524,243
	Taiyo Yuden Co., Ltd.	113,000	1,717,444
	Tamura Corp.	249,000	756,900
*	Teac Corp.	332,000	174,925
	Tecmo Koei Holdings Co., Ltd.	143,730	1,127,643
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	405,385
#	TKC, Corp.	83,700	1,769,740
#*	Toko, Inc.	304,000	588,271
	Tokyo Denpa Co., Ltd.	24,900	187,500
	Tokyo Electron Device, Ltd.	352	683,871
	Tokyo Seimitsu Co., Ltd.	141,400	2,197,940
*	Tomen Devices Corp.	2,000	46,362
	Tomen Electronics Corp.	50,600	742,902
#	Topcon Corp.	205,500	1,261,823
	Tose Co., Ltd.	22,100	144,991
	Toshiba TEC Corp.	404,000	1,950,377
	Toukei Computer Co., Ltd.	27,710	395,247
*	Towa Corp.	59,500	432,500
	Toyo Corp.	110,600	1,182,287
	Trans Cosmos, Inc.	116,900	1,153,438
	Ulvac, Inc.	145,200	3,776,920
*	Uniden Corp.	121,000	372,182
#*	Wacom Co., Ltd.	1,372	2,169,682
	XNET Corp.	21	35,251
*	Y. A. C. Co., Ltd.	5,300	38,838
#*	Yamaichi Electronics Co., Ltd.	96,500	479,154
*	Yaskawa Information Systems Corp.	40,000	145,494
	Yokowo Co., Ltd.	69,500	490,688
	Zuken, Inc.	94,600	806,207
Total Information Technology			159,493,706

Materials — (11.1%)
	Achilles Corp.	670,000	971,571
	Adeka Corp.	331,700	3,656,676
	Agro-Kanesho Co., Ltd.	14,000	82,331
	Aichi Steel Corp.	367,000	2,507,582
	Arakawa Chemical Industries, Ltd.	67,700	702,330
	Araya Industrial Co., Ltd.	204,000	338,094
	Aronkasei Co., Ltd.	124,000	589,139
	Asahi Organic Chemicals Industry Co., Ltd.	325,000	860,012
	Chuetsu Pulp & Paper Co., Ltd.	395,000	714,004
*	Chugai Mining Co., Ltd.	852,400	304,354
	Chugoku Marine Paints, Ltd.	230,000	1,947,578
*	Chugokukogyo Co., Ltd.	62,000	69,918
	Chuo Denki Kogyo Co., Ltd.	90,000	563,255
#*	Co-Op Chemical Co., Ltd.	159,000	201,485

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
#*	Dai Nippon Toryo, Ltd.	488,000	$611,452
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	574,915
	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	375,811
	Daiken Corp.	382,000	1,006,833
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	306,000	1,669,986
	Daio Paper Corp.	220,500	1,582,592
	Daiso Co., Ltd.	343,000	1,031,931
	DC Co., Ltd.	113,900	222,656
	Dynapac Co., Ltd.	25,000	72,552
#*	Earth Chemical Co., Ltd.	32,700	1,111,415
	FP Corp.	58,500	3,237,264
#	Fuji Seal International, Inc.	64,400	1,485,728
	Fujikura Kasei Co., Ltd.	94,500	648,967
	Fujimi, Inc.	1,800	27,568
	Fumakilla, Ltd.	85,000	377,764
	Furukawa-Sky Aluminum Corp.	200,000	581,344
	Geostar Corp.	38,000	46,164
	Godo Steel, Ltd.	521,000	1,104,023
#	Gun Ei Chemical Industry Co., Ltd.	262,000	734,319
	Harima Chemicals, Inc.	78,000	494,001
#	Hodogaya Chemical Co., Ltd.	265,000	1,065,902
	Hokkan Holdings, Ltd.	210,000	631,685
	Hokko Chemical Industry Co., Ltd.	90,000	269,951
#	Hokuetsu Kishu Paper Co., Ltd.	551,199	3,133,004
*	Hokushin Co., Ltd.	61,400	80,055
	Honshu Chemical Industry Co., Ltd.	35,000	228,461
	Ihara Chemical Industry Co., Ltd.	155,000	496,671
	Ise Chemical Corp.	86,000	611,235
*	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,333,220
*	Japan Carlit Co., Ltd.	59,800	341,656
	JSP Corp.	100,100	1,470,468
#	Kanto Denka Kogyo Co., Ltd.	186,000	1,489,699
	Katakura Chikkarin Co., Ltd.	43,000	131,781
	Kawakin Holdings Co., Ltd.	11,000	37,656
	Kawasaki Kasei Chemicals, Ltd.	121,000	184,639
	Koatsu Gas Kogyo Co., Ltd.	161,000	985,386
	Kohsoku Corp.	62,800	578,273
	Konishi Co., Ltd.	66,900	805,347
#	Kumiai Chemical Industry Co., Ltd.	224,000	751,109
#	Kureha Corp.	545,500	3,282,833
#	Kurosaki Harima Corp.	210,000	851,418
	Kyoei Steel, Ltd.	51,600	838,879
	MEC Co., Ltd.	61,200	300,123
*	Mitsubishi Paper Mills, Ltd.	1,094,000	1,303,047
	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,583,316
	Mitsui Mining & Smelting Co., Ltd.	350,000	1,151,115
	Mory Industries, Inc.	154,000	640,933
	Nakabayashi Co., Ltd.	181,000	407,207
*	Nakayama Steel Works, Ltd.	413,000	536,563
	Neturen Co., Ltd.	145,200	1,215,418
	Nichia Steel Works, Ltd.	175,900	464,602
	Nihon Kagaku Sangyo Co., Ltd.	79,000	646,332
#	Nihon Nohyaku Co., Ltd.	216,000	1,138,810
	Nihon Parkerizing Co., Ltd.	230,000	3,305,275
	Nihon Seiko Co., Ltd.	18,000	66,706
	Nihon Yamamura Glass Co., Ltd.	360,000	986,378
#*	Nippon Carbide Industries Co., Inc.	201,000	566,402
	Nippon Chemical Industrial Co., Ltd.	281,000	716,269
	Nippon Chutetsukan K.K.	50,000	74,225
	Nippon Chuzo K.K.	111,000	122,627
#	Nippon Coke & Engineering Co., Ltd.	772,500	1,526,097

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
#	Nippon Concrete Industries Co., Ltd.	157,000	$284,952
	Nippon Denko Co., Ltd.	372,000	2,939,002
	Nippon Fine Chemical Co., Ltd.	85,600	557,859
#	Nippon Kasei Chemical Co., Ltd.	355,000	836,431
#*	Nippon Kinzoku Co., Ltd.	222,000	430,379
*	Nippon Koshuha Steel Co., Ltd.	366,000	439,857
*	Nippon Light Metal Co., Ltd.	1,617,000	2,999,055
#*	Nippon Metal Industry Co., Ltd.	556,000	729,234
	Nippon Paint Co., Ltd.	432,200	3,304,053
	Nippon Pigment Co., Ltd.	43,000	140,059
	Nippon Pillar Packing Co., Ltd.	83,000	613,875
	Nippon Soda Co., Ltd.	515,000	2,449,234
#	Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,635,396
	Nippon Valqua Industries, Ltd.	313,000	950,449
#*	Nippon Yakin Kogyo Co., Ltd.	395,500	1,164,492
	Nittetsu Mining Co., Ltd.	273,000	1,370,898
	Nitto FC Co., Ltd.	72,000	381,176
#	NOF Corp.	673,000	3,283,377
	Okabe Co., Ltd.	186,900	848,986
	Okamoto Industries, Inc.	384,000	1,587,558
*	Okura Industrial Co., Ltd.	211,000	609,046
#	Osaka Organic Chemical Industry, Ltd.	66,000	453,530
	Osaka Steel Co., Ltd.	73,900	1,311,740
#	Osaka Titanium Technologies Co., Ltd.	13,900	653,448
#	Pacific Metals Co., Ltd.	341,000	2,885,426
#	Pack Corp. (The)	66,200	1,178,430
	Riken Technos Corp.	197,000	642,808
*	S Science Co., Ltd.	3,183,000	39,204
#	S.T. Chemical Co., Ltd.	78,500	905,714
	Sakai Chemical Industry Co., Ltd.	355,000	1,736,940
	Sakata INX Corp.	208,000	1,044,329
	Sanyo Chemical Industries, Ltd.	292,000	2,430,057
#	Sanyo Special Steel Co., Ltd.	459,300	2,761,359
	Sekisui Plastics Co., Ltd.	209,000	940,618
	Shikoku Chemicals Corp.	177,000	1,062,012
	Shinagawa Refractories Co., Ltd.	224,000	661,907
	Shin-Etsu Polymer Co., Ltd.	214,700	1,337,911
	Shinko Wire Co., Ltd.	185,000	295,287
	Somar Corp.	43,000	113,612
#	Stella Chemifa Corp.	40,800	1,911,237
	Sumitomo Bakelite Co., Ltd.	441,000	2,588,082
*	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,501,263
	Sumitomo Osaka Cement Co., Ltd.	1,266,000	2,857,314
	Sumitomo Pipe & Tube Co., Ltd.	108,100	772,590
	Sumitomo Seika Chemicals Co., Ltd.	214,000	925,000
	T. Hasegawa Co., Ltd.	116,800	1,982,613
#*	Taiheiyo Cement Corp.	2,740,000	3,496,629
#	Taisei Lamick Co., Ltd.	18,500	508,060
#	Taiyo Holdings Co., Ltd.	50,000	1,598,027
	Takasago International Corp.	339,000	2,022,347
	Takiron Co., Ltd.	202,000	691,910
	Tayca Corp.	151,000	533,853
	Tenma Corp.	87,000	957,996
*	Titan Kogyo K.K.	59,000	233,022
	Toagosei Co., Ltd.	897,000	4,185,608
#	Toda Kogyo Corp.	155,000	1,607,979
#*	Toho Titanium Co., Ltd.	77,300	1,859,682
	Toho Zinc Co., Ltd.	425,000	2,254,486
	Tokai Carbon Co., Ltd.	559,000	3,461,501
	Tokushu Tokai Paper Co., Ltd.	501,580	1,157,410
	Tokyo Ohka Kogyo Co., Ltd.	143,000	3,064,836

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
# Tokyo Rope Manufacturing Co., Ltd.	532,000	$1,767,929
* Tomoegawa Paper Co., Ltd.	125,000	337,836
Tomoku Co., Ltd.	294,000	823,281
Topy Industries, Ltd.	737,000	1,954,655
Toyo Ink Manufacturing Co., Ltd.	591,000	2,894,554
Toyo Kohan Co., Ltd.	237,000	1,455,281
TYK Corp.	142,000	359,275
Ube Material Industries, Ltd.	266,000	788,494
Wood One Co., Ltd.	169,000	555,522
Yodogawa Steel Works, Ltd.	562,500	2,610,082
Yuki Gosei Kogyo Co., Ltd.	64,000	184,258
Yushiro Chemical Industry Co., Ltd.	51,000	754,390
Total Materials		169,523,089

Telecommunication Services — (0.0%)
#* Invoice, Inc.	38,630	703,268

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	622,948
Hokuriku Gas Co., Ltd.	99,000	259,762
Okinawa Electric Power Co., Ltd.	45,271	2,254,792
Saibu Gas Co., Ltd.	1,268,000	3,310,205
Shizuoka Gas Co., Ltd.	241,500	1,442,190
# Tokai Corp.	221,000	914,797
Total Utilities		8,804,694
TOTAL COMMON STOCKS		1,363,345,069
RIGHTS/WARRANTS — (0.0%)
* Oak Capital Corp. Warrants 11/30/11	55,735	—

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/11 (Collateralized by
$1,395,000 FNMA 2.24%, 07/06/15, valued at $1,429,875) to be repurchased at
$1,406,037	$1,406	1,406,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@ DFA Short Term Investment Fund	165,213,773	165,213,773
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 01/03/11 (Collateralized
by $127,565,063 FNMA 7.000%, 08/01/38, valued at $303,921)## to be repurchased
at $297,652	$298	297,645
TOTAL SECURITIES LENDING COLLATERAL		165,511,418
TOTAL INVESTMENTS — (100.0%)
(Cost $1,601,823,523)^		$1,530,262,487

____________________

^	The cost for federal income taxes is $1,603,120,509.

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (84.7%)
AUSTRALIA — (51.7%)
#*	A-Cap Resources, Ltd.	93,700	$55,577
#*	Acrux, Ltd.	159,326	575,820
*	Adacel Technologies, Ltd.	113,249	41,148
#*	Adamus Resources, Ltd.	1,337,620	1,110,274
*	ADCorp Australia, Ltd.	212,402	44,759
	Adelaide Brighton, Ltd.	1,781,776	6,021,945
*	Aditya Birla Minerals, Ltd.	841,658	1,156,869
*	ADX Energy, Ltd.	473,905	44,788
#*	AED Oil, Ltd.	363,401	150,505
*	Agenix, Ltd.	707,478	17,367
*	Ainsworth Game Technology, Ltd.	290,243	66,248
*	AJ Lucas Group, Ltd.	320,999	794,433
#*	Alchemia, Ltd.	724,903	467,109
#	Alesco Corp., Ltd.	457,971	1,255,492
#*	Alkane Resources, Ltd.	938,520	959,992
*	Alliance Resources, Ltd.	444,483	232,037
*	Allied Gold, Ltd.	10,658	7,500
*	Allied Medical, Ltd.	11,745	—
*	Altium, Ltd.	30,000	5,508
*	Amadeus Energy, Ltd.	819,137	192,708
#	Amalgamated Holdings, Ltd.	462,247	3,067,369
	Amcom Telecommunications, Ltd.	1,315,204	444,307
*	Andean Resources, Ltd.	1,464,837	9,543,818
	Ansell, Ltd.	473,632	6,151,779
#*	Antares Energy, Ltd.	934,515	397,058
	AP Eagers, Ltd.	43,887	574,737
#	APA Group, Ltd.	1,702,846	7,046,487
*	Apex Minerals NL	1,895,791	50,440
#	APN News & Media, Ltd.	1,520,163	3,014,053
#*	Arafura Resources, Ltd.	868,864	1,317,162
#	ARB Corp., Ltd.	324,213	2,439,370
	Ariadne Australia, Ltd.	267,324	83,615
#	Aristocrat Leisure, Ltd.	1,053,544	3,224,354
*	Arturus Capital, Ltd.	86,152	6,300
#	ASG Group, Ltd.	324,111	394,658
*	Astron, Ltd.	87,221	227,638
*	Atlantic, Ltd.	34,315	54,424
#*	Atlas Iron, Ltd.	1,442,089	4,360,776
#*	Aurora Oil & Gas, Ltd.	807,370	1,855,188
	Ausdrill, Ltd.	884,082	2,799,237
#*	Ausenco, Ltd.	132,519	418,191
	Austal, Ltd.	558,220	1,995,075
*	Austar United Communications, Ltd.	2,751,397	2,688,760
	Austbrokers Holdings, Ltd.	83,915	439,503
	Austereo Group, Ltd.	1,001,750	1,846,461
	Austin Engineering, Ltd.	155,526	748,774
*	Austpac Resources NL	1,052,545	34,449
#*	Australian Agricultural Co., Ltd.	801,009	1,166,921
	Australian Infrastructure Fund NL	3,018,033	5,807,010
	Australian Pharmaceutical Industries, Ltd.	8,248,388	3,703,043
*	Australian Worldwide Exploration, Ltd.	1,952,017	3,536,560
*	Autodom, Ltd.	170,874	12,146
	Automotive Holdings Group NL	437,431	1,096,670
*	Autron Corporation, Ltd.	989,247	13,153
#	AVJennings, Ltd.	5,350,378	2,650,342
#*	Avoca Resources, Ltd.	656,313	2,374,197
*	Azumah Resources, Ltd.	394,980	286,551
*	Ballarat South Gold, Ltd.	1,996	18,423

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#*	Bandanna Energy, Ltd.	27,888	$40,968
#	Bank of Queensland, Ltd.	75,335	802,236
#*	Bannerman Resources, Ltd.	287,019	206,427
*	BC Iron, Ltd.	243,697	728,460
	Beach Petroleum, Ltd.	4,219,558	3,733,386
	Bendigo Mining, Ltd.	50,542	10,327
#*	Berkeley Resources, Ltd.	380,991	677,161
	Beyond International, Ltd.	61,256	44,170
	Billabong International, Ltd.	372,264	3,104,304
*	Biota Holdings, Ltd.	931,131	942,307
*	Bisalloy Steel Group, Ltd.	469,001	86,255
	Blackmores, Ltd.	76,842	2,199,707
#*	BMA Gold, Ltd.	1,256,151	418,621
	Boart Longyear Group	1,686,718	7,879,069
*	Boom Logistics, Ltd.	51,533	20,339
*	Boulder Steel, Ltd.	1,667,795	205,547
*	Bow Energy, Ltd.	777,002	917,714
	Bradken, Ltd.	589,828	5,436,421
	Breville Group, Ltd.	598,466	1,763,322
	Brickworks, Ltd.	132,797	1,524,972
#*	Brockman Resources, Ltd.	653,924	3,282,482
	BSA, Ltd.	617,134	186,015
	BT Investment Management, Ltd.	147,529	431,909
	Cabcharge Australia, Ltd.	449,774	2,689,973
	Calliden Group, Ltd.	633,393	181,541
#	Campbell Brothers, Ltd.	298,923	12,103,920
	Cape Lambert Iron Ore, Ltd.	35,404	18,065
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral, Ltd.	58,499	10,711
#	Cardno, Ltd.	288,741	1,644,903
#*	Carnarvon Petroleum, Ltd.	3,731,313	1,814,463
*	Carnegie Wave Energy, Ltd.	1,008,948	113,551
#	Cash Converters International, Ltd.	1,180,931	852,300
*	Catalpa Resources, Ltd.	384,977	778,105
*	CDS Technologies, Ltd.	13,276	—
#	Cedar Woods Properties, Ltd.	105,205	376,184
	Cellestis, Ltd.	387,333	989,083
*	Cellnet Group, Ltd.	899,404	327,551
*	Centaurus Metals, Ltd.	967,827	123,768
	Centrebet International, Ltd.	43,159	64,859
*	Centrex Metals, Ltd.	51,889	21,482
#*	Ceramic Fuel Cells, Ltd.	2,622,070	443,240
*	CGA Mining, Ltd.	9,176	29,083
#*	Chalice Gold Mines, Ltd.	69,588	53,452
	Challenger Financial Services Group, Ltd.	1,750,037	8,425,052
	Chandler Macleod Group, Ltd.	88,156	38,110
*	Chemeq, Ltd.	166,742	14,155
#*	ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	288,228
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,948
*	Citigold Corp., Ltd.	3,765,806	460,837
	Clarius Group, Ltd.	1,033,818	750,075
#*	Clinuvel Pharmaceuticals, Ltd.	118,435	250,199
	Clough, Ltd.	1,462,308	1,115,713
	Clover Corp., Ltd.	269,348	107,784
#*	CO2 Group, Ltd.	844,559	156,228
#*	Coal of Africa, Ltd.	454,831	648,640
#*	Coalspur Mines, Ltd.	953,101	1,910,468
#*	Cockatoo Coal, Ltd.	2,764,583	1,499,577
	Codan, Ltd.	156,399	236,334
#	Coffey International, Ltd.	587,435	625,143
	Collection House, Ltd.	1,758,898	1,213,888

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
*	Comet Ridge, Ltd.	65,567	$12,063
#	ConnectEast Group, Ltd.	14,033,227	6,106,343
#*	Conquest Mining, Ltd.	1,154,542	686,472
	Consolidated Media Holdings, Ltd.	1,225,674	3,913,576
*	Cooper Energy, Ltd.	290,197	135,066
	Count Financial, Ltd.	798,391	1,039,564
	Coventry Group, Ltd.	144,778	279,006
#	Crane Group, Ltd.	362,759	3,489,209
#	Credit Corp. Group, Ltd.	39,349	163,611
*	Crescent Gold, Ltd.	1,874,760	239,327
#	CSG, Ltd.	574,628	888,957
#*	CuDeco, Ltd.	399,317	1,866,423
*	Cue Energy Resources, Ltd.	1,179,966	391,598
*	Customers, Ltd.	477,130	895,614
#	Data#3, Ltd.	12,186	151,738
#	David Jones, Ltd.	1,447,885	6,614,801
#*	Decmil Group, Ltd.	239,116	653,063
#*	Deep Yellow, Ltd.	195,744	64,915
	Devine, Ltd.	2,006,856	584,108
#*	Discovery Metals, Ltd.	1,249,162	1,810,648
	Dominion Mining, Ltd.	382,377	1,305,392
	Domino’s Pizza Enterprises, Ltd.	802	5,145
#	Downer EDI, Ltd.	747,686	3,512,825
*	Dragon Mining, Ltd.	166,510	280,487
#*	Drillsearch Energy, Ltd.	742,367	44,062
#	DUET Group, Ltd.	3,300,250	5,687,673
	DuluxGroup, Ltd.	279,295	785,065
#	DWS Advanced Business Solutions, Ltd.	191,897	278,773
#*	Dyesol, Ltd.	346,813	258,322
#*	Eastern Star Gas, Ltd.	3,104,121	2,556,915
*	Elders, Ltd.	1,380,363	826,494
*	Elemental Minerals, Ltd.	11,048	14,096
*	Elementos, Ltd.	1,039	373
*	Ellect Holdings, Ltd.	482	1,775
*	Ellex Medical Lasers, Ltd.	197,605	59,146
	Emeco Holdings, Ltd.	1,393,300	1,540,062
*	Energy World Corp., Ltd.	3,752,842	2,190,202
#	Envestra, Ltd.	4,552,356	2,444,243
	Envirozel, Ltd.	283,266	24,484
	Euroz, Ltd.	13,500	21,315
*	Exco Resources, Ltd.	59,311	34,693
*	Extract Resources, Ltd.	255,209	2,455,183
#	Fantastic Holdings, Ltd.	355,613	728,862
*	FAR, Ltd.	414,263	34,842
#*	Ferraus, Ltd.	161,418	148,576
*	Finbar Group, Ltd.	42,936	52,189
#	FKP Property Group, Ltd.	1,562,791	1,367,317
	Fleetwood Corp., Ltd.	257,179	3,418,813
#	FlexiGroup, Ltd.	597,372	875,438
#	Flight Centre, Ltd.	192,954	4,896,218
#*	Flinders Mines, Ltd.	6,798,057	1,038,681
*	Focus Minerals, Ltd.	4,358,835	236,785
*	Forest Enterprises Australia, Ltd.	2,849,173	131,136
	Forge Group, Ltd.	236,028	1,194,263
*	Forte Energy NL	1,022,518	166,798
*	FTD Corp., Ltd.	20,365	208
*	G8 Education, Ltd.	11,837	11,310
#*	Galaxy Resources, Ltd.	449,640	667,978
#	Gazal Corp., Ltd.	104,542	193,000
*	Geodynamics, Ltd.	1,015,653	389,381
#*	Gindalbie Metals, Ltd.	1,817,381	2,589,791

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#*	Giralia Resources NL	625,030	$2,813,322
*	Golden Rim Resources, Ltd.	336,946	58,533
	Goodman Fielder, Ltd.	4,868,801	6,700,351
	Gowing Bros., Ltd.	92,437	227,141
	Graincorp, Ltd. Series A	634,518	4,284,068
#*	Grange Resources, Ltd.	1,179,696	912,624
#*	Great Southern, Ltd.	9,302,784	—
#*	Greenland Minerals & Energy, Ltd.	547,839	668,594
#	GUD Holdings, Ltd.	387,740	3,964,227
#*	Gunns, Ltd.	2,872,620	1,838,277
	GWA Group, Ltd.	973,932	3,060,431
	Hastie Group, Ltd.	810,423	791,691
#*	Havilah Resources NL	258,836	192,746
#*	HFA Holdings, Ltd.	563,939	164,487
	HGL, Ltd.	108,137	162,514
*	Highlands Pacific, Ltd.	2,651,500	1,167,625
	Hills Holdings, Ltd.	936,401	1,787,148
*	Horizon Oil, Ltd.	3,273,068	988,568
*	Hutchison Telecommunications Australia, Ltd.	7,909,751	802,057
#*	Icon Energy, Ltd.	641,396	147,194
	IDT Australia, Ltd.	80,953	49,606
#	iiNet, Ltd.	390,161	1,156,248
*	Iluka Resources, Ltd.	774,167	7,232,374
*	Imdex, Ltd.	812,684	1,493,267
	IMF Australia, Ltd.	309,127	458,024
*	IMX Resources, Ltd.	594,082	413,188
	Independence Group NL	608,416	4,953,803
*	Indophil Resources NL	1,738,038	1,882,943
*	Industrea, Ltd.	1,343,402	2,020,598
#	Infigen Energy, Ltd.	1,556,089	851,775
	Infomedia, Ltd.	1,458,074	395,569
*	Innamincka Petroleum, Ltd.	172,297	22,890
*	Integra Mining, Ltd.	2,290,567	1,684,736
	Integrated Research, Ltd.	261,513	93,523
#*	Intrepid Mines, Ltd.	1,279,995	2,631,957
#	Invocare, Ltd.	539,854	4,023,896
#	IOOF Holdings, Ltd.	950,183	7,590,509
	Iress Market Technology, Ltd.	362,582	3,239,244
#*	Iron Ore Holdings, Ltd.	349,856	788,964
#*	iSOFT Group, Ltd.	2,688,547	200,955
#*	Ivanhoe Australia, Ltd.	208,033	758,498
*	Ixla, Ltd.	89,921	2,115
*	Jabiru Metals, Ltd.	1,999,578	1,382,942
#	JB Hi-Fi, Ltd.	382,182	6,999,369
*	Jupiter Mines, Ltd.	27,110	21,169
	K&S Corp., Ltd.	197,068	452,379
*	Kagara, Ltd.	1,628,074	1,349,191
#*	Kangaroo Resources, Ltd.	1,638,444	333,837
*	Karoon Gas Australia, Ltd.	667,086	5,013,649
#*	Kimberley Metals, Ltd.	204,110	54,381
#*	Kings Minerals NL	1,961,035	340,565
#	Kingsgate Consolidated, Ltd.	409,970	4,572,575
#*	Kingsrose Mining, Ltd.	348,984	509,374
*	Lednium, Ltd.	195,019	15,957
	Lemarne Corp., Ltd.	25,882	106,286
#	Linc Energy, Ltd.	1,125,898	3,055,189
*	Liquefied Natural Gas, Ltd.	577,343	346,303
	Lycopodium, Ltd.	56,126	289,928
*	Lynas Corp., Ltd.	603,861	1,271,537
	M2 Telecommunications Group, Ltd.	159,439	471,414
	MacMahon Holdings, Ltd.	3,283,150	1,768,179

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
	Macquarie Telecom Group, Ltd.	35,019	$318,309
#*	Magma Metals, Ltd.	240,771	135,888
*	Manhattan Corp., Ltd.	7,972	11,082
#*	Mantra Resources, Ltd.	138,423	1,109,722
#*	Marengo Mining, Ltd.	144,771	59,337
#*	Marion Energy, Ltd.	451,508	10,180
	Maryborough Sugar Factory, Ltd.	3,907	13,599
	MaxiTRANS Industries, Ltd.	942,578	252,280
*	McGuigan Simeon Wines, Ltd.	2,238,544	803,136
#	McMillan Shakespeare, Ltd.	217,612	1,886,348
#	McPherson’s, Ltd.	303,441	979,025
#	Medusa Mining, Ltd.	406,960	2,703,522
#	Melbourne IT, Ltd.	429,792	837,565
*	MEO Australia, Ltd.	681,039	157,222
#	Mermaid Marine Australia, Ltd.	842,611	2,592,876
*	Mesoblast, Ltd.	112,013	535,452
#*	Metgasco, Ltd.	549,974	230,499
*	Mikoh Corp., Ltd.	813,548	29,742
*	Minara Resources, Ltd.	1,134,495	1,103,537
	Mincor Resources NL	946,204	1,825,167
*	Mineral Deposits, Ltd.	56,258	322,163
#	Mineral Resources, Ltd.	371,021	4,684,547
#*	Mirabela Nickel, Ltd.	1,199,419	2,804,709
#*	Molopo Energy, Ltd.	1,131,021	1,226,097
	Monadelphous Group, Ltd.	302,955	5,682,239
*	Morning Star Gold NL	210,364	104,521
	Mortgage Choice, Ltd.	641,387	872,817
*	Mount Gibson Iron, Ltd.	2,962,399	6,442,610
#*	Murchison Metals, Ltd.	1,158,607	1,515,784
*	Myer Holdings, Ltd.	780,186	2,832,747
*	Namoi Cotton Cooperative, Ltd.	196,490	104,839
*	Nanosonics, Ltd.	75,858	67,547
	National Can Industries, Ltd.	97,017	130,486
	Navitas, Ltd.	1,297,023	5,120,175
#*	Neptune Marine Services, Ltd.	759,378	159,222
*	Nexbis, Ltd.	580,630	62,430
*	Nexus Energy, Ltd.	2,957,188	1,346,488
	NIB Holdings, Ltd.	378,572	509,214
#*	Nido Petroleum, Ltd.	6,093,154	716,178
#*	Norfolk Group, Ltd.	253,226	330,512
*	North Australian Diamonds, Ltd.	333,270	10,225
*	Northern Energy Corp., Ltd.	136,245	238,396
*	Northern Iron, Ltd.	282,613	487,458
*	Norton Gold Fields, Ltd.	276,468	53,933
#*	Novogen, Ltd.	391,119	46,092
	NRW Holdings, Ltd.	467,829	1,034,317
#*	Nucoal Resources NL	62,138	38,761
#*	Nufarm, Ltd.	568,192	2,988,570
	Oakton, Ltd.	378,695	921,406
*	Orbital Corp., Ltd.	49,264	12,471
#*	Orocobre, Ltd.	257,530	861,929
#	OrotonGroup, Ltd.	83,501	732,435
*	Otto Energy, Ltd.	1,486,012	152,242
*	Pacific Brands, Ltd.	4,412,120	4,424,921
*	Pacific Niugini, Ltd.	95,330	39,036
*	Pan Pacific Petroleum NL	1,094,343	173,432
*	PanAust, Ltd.	8,757,197	7,995,776
	Panoramic Resources, Ltd.	901,883	2,372,092
*	Paperlinx, Ltd.	2,771,649	1,161,830
	Patties Foods, Ltd.	22,996	30,529
*	Payce Consolidated, Ltd.	29,670	47,947

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
	Peet, Ltd.	1,039,078	$2,124,695
*	Perilya, Ltd.	677,251	409,898
#	Perpetual Trustees Australia, Ltd.	145,492	4,645,953
*	Perseus Mining, Ltd.	1,427,692	4,951,988
#*	Pharmaxis, Ltd.	815,846	2,491,023
	Photon Group, Ltd.	240,874	21,656
*	Planet Gas, Ltd.	55,177	3,973
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	1,169,491	761,469
	PMP, Ltd.	1,813,797	1,728,765
#*	Port Bouvard, Ltd.	270,578	29,188
*	Poseidon Nickel, Ltd.	425,525	115,321
#	Premier Investments, Ltd.	198,655	1,261,878
*	Prima Biomed, Ltd.	1,575,197	274,126
#	Primary Health Care, Ltd.	1,717,450	6,628,736
	Prime Media Group, Ltd.	1,001,480	657,454
#*	PrimeAg Australia, Ltd.	25,861	37,783
	Probiotec, Ltd.	8,144	5,583
	Programmed Maintenance Service, Ltd.	549,269	970,266
*	QRxPharma, Ltd.	6,876	9,820
*	Quickstep Holdings, Ltd.	344,927	137,487
	Ramelius Resources, Ltd.	265,859	291,101
	RCR Tomlinson, Ltd.	1,082,680	1,628,301
#	REA Group, Ltd.	196,899	2,485,385
#	Reckon, Ltd.	174,385	417,311
*	Red Fork Energy, Ltd.	62,243	27,314
#	Redflex Holdings, Ltd.	377,855	921,527
#	Reece Australia, Ltd.	238,457	5,366,651
*	Reed Resources, Ltd.	42,267	30,708
#*	Regis Resources, Ltd.	965,519	2,377,254
#	Reject Shop, Ltd. (The)	112,300	1,584,398
#*	Resolute Mining, Ltd.	1,442,710	2,120,720
*	Resource & Investment NL	2,762	3,291
#*	Resource Generation, Ltd.	172,663	90,200
#	Retail Food Group, Ltd.	37,317	110,753
	Reverse Corp., Ltd.	120,559	9,365
#*	Rex Minerals, Ltd.	287,788	863,942
*	RHG, Ltd.	518,226	511,502
#*	Rialto Energy, Ltd.	107,246	81,455
	Ridley Corp., Ltd.	1,283,068	1,613,335
#*	RiverCity Motorway Group, Ltd.	1,563,354	15,045
*	Riversdale Mining, Ltd.	808,148	14,090,024
*	Robust Resources, Ltd.	44,194	78,399
*	Roc Oil Co., Ltd.	1,762,226	740,219
	Rock Building Society, Ltd.	30,256	81,030
	Ross Human Directions, Ltd.	138,330	103,917
	RP Data, Ltd.	10,477	11,381
*	Runge, Ltd.	30,702	17,656
#	Ruralco Holdings, Ltd.	88,146	248,675
#	SAI Global, Ltd.	992,324	4,949,168
*	Salinas Energy, Ltd.	637,362	91,380
#	Salmat, Ltd.	690,131	3,078,238
#*	Samson Oil & Gas, Ltd.	2,673,874	178,311
#*	Sandfire Resources NL	376,205	3,124,620
#*	Saracen Mineral Holdings, Ltd.	1,420,962	1,224,466
	Schaffer Corp., Ltd.	33,766	137,007
	SDI, Ltd.	169,883	34,637
	Sedgman, Ltd.	247,705	576,975
#	Seek, Ltd.	666,916	4,525,853
	Select Harvests, Ltd.	281,832	921,645
#	Servcorp, Ltd.	307,866	1,010,110

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
*	Service Stream, Ltd.	1,432,710	$905,094
	Seven Group Holdings, Ltd.	723,898	6,524,976
*	Sigma Pharmaceuticals, Ltd.	4,862,235	1,986,638
#*	Sihayo Gold, Ltd.	320,708	78,703
#*	Silex System, Ltd.	509,958	3,034,487
*	Silver Lake Resources, Ltd.	538,117	1,308,736
#	Sirtex Medical, Ltd.	218,417	1,352,536
#*	Skilled Group, Ltd.	391,751	741,640
*	Slater & Gordon, Ltd.	13,150	26,997
	SMS Management & Technology, Ltd.	334,347	2,279,003
	Southern Cross Electrical Engineering, Ltd.	16,785	18,384
	Southern Cross Media Group, Ltd.	1,517,898	3,240,854
#	SP Ausnet, Ltd.	892,356	793,893
#	SP Telemedia, Ltd.	1,407,243	2,349,277
	Spark Infrastructure Group	4,454,005	5,170,547
#	Specialty Fashion Group, Ltd.	815,222	929,827
	Spotless Group, Ltd.	1,144,847	2,464,068
*	St. Barbara, Ltd.	1,558,112	3,261,507
#*	Starpharma Holdings, Ltd.	652,875	556,194
	Straits Resources, Ltd.	878,069	2,022,450
	Structural Systems, Ltd.	138,772	126,255
	Stuart Petroleum, Ltd.	169,387	135,299
	STW Communications Group, Ltd.	770,830	837,268
*	Sundance Energy Australia, Ltd.	74,386	56,236
*	Sundance Resources, Ltd.	6,705,965	3,943,400
*	Sunland Group, Ltd.	741,191	569,147
#	Super Cheap Auto Group, Ltd.	832,879	5,203,084
#*	Swick Mining Services, Ltd.	49,595	22,313
	Symex Holdings, Ltd.	355,611	194,884
	Talent2 International, Ltd.	474,826	740,356
*	Talisman Mining, Ltd.	39,920	36,089
#*	Tanami Gold NL	348,516	357,128
*	Tap Oil, Ltd.	2,094,148	1,779,055
#	Tassal Group, Ltd.	592,464	1,025,800
	Technology One, Ltd.	1,332,269	1,307,911
	Ten Network Holdings, Ltd.	3,318,272	4,797,310
*	Teranga Gold Corp.	148,127	431,786
*	Terramin Australia, Ltd.	155,209	76,249
*	Texon Petroleum, Ltd.	46,835	32,348
	TFS Corp., Ltd.	1,080,411	1,087,884
*	Thakral Holdings Group, Ltd.	2,559,697	1,399,136
	Thorn Group, Ltd.	317,062	641,694
*	Thundelarra Exploration, Ltd.	56,810	35,491
#*	Tiger Resources, Ltd.	1,151,501	597,756
*	TNG, Ltd.	207,823	11,076
*	Toro Energy, Ltd.	49,742	8,110
	Tower Australia Group, Ltd.	1,617,790	6,406,389
#	Tox Free Solutions, Ltd.	355,104	773,069
	Transfield Services, Ltd.	1,632,949	5,626,024
	Transfield Services, Ltd. Infrastructure Fund	1,358,856	870,002
*	Transpacific Industries Group, Ltd.	1,565,647	2,176,436
#*	Troy Resources NL	346,695	1,411,872
#	Trust Co., Ltd. (The)	82,756	533,704
	UGL, Ltd.	332,576	4,910,672
*	Universal Resources, Ltd.	68,095	26,155
#*	UXC, Ltd.	1,169,545	580,693
*	Venture Minerals, Ltd.	161,449	86,666
*	Victoria Petroleum NL	446,253	187,826
*	View Resources, Ltd.	1,283,369	170,642
#*	Village Roadshow, Ltd.	922,782	2,388,193
*	Virgin Blue Holdings, Ltd.	5,649,978	2,489,157

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,192	$4,264
#	Watpac, Ltd.	683,114	1,268,406
#*	WDS, Ltd.	375,342	281,846
*	Webfirm Group, Ltd.	32,162	5,909
#	Webjet, Ltd.	373,212	920,113
*	Webster, Ltd.	144,737	80,009
#	West Australian Newspapers Holdings, Ltd.	756,808	4,984,955
#	Western Areas NL	529,359	3,237,647
*	Westgold Resources, Ltd.	42,135	15,311
#*	White Energy Co., Ltd.	614,672	2,166,937
*	White Rock Minerals, Ltd.	1,968	1,188
#	WHK Group, Ltd.	1,202,433	1,327,676
#	Wide Bay Australia, Ltd.	75,801	837,404
*	WildHorse Energy, Ltd.	7,004	3,386
	Willmott Forests, Ltd.	17,224	5,637
#*	Windimurra Vanadium, Ltd.	537,429	93,446
	Wotif.com Holdings, Ltd.	477,282	2,437,267
*	WPG Resources, Ltd.	68,936	50,519
TOTAL AUSTRALIA			605,947,965

HONG KONG — (18.3%)
*	ABC Communications Holdings, Ltd.	726,000	66,318
	Aeon Credit Service (Asia) Co., Ltd.	580,000	477,587
	Aeon Stores Hong Kong Co., Ltd.	234,000	478,575
	Alco Holdings, Ltd.	1,468,000	677,747
	Allan International Holdings, Ltd.	720,000	324,997
	Allied Group, Ltd.	683,200	2,673,298
	Allied Properties, Ltd.	12,297,857	2,563,500
*	Amax Holdings, Ltd.	1,650,000	28,213
*	Apac Resources, Ltd.	11,760,000	741,133
*	APT Satellite Holdings, Ltd.	850,000	305,991
#*	Artel Solutions Group Holdings, Ltd.	7,885,000	350,079
*	Artini China Co., Ltd.	2,530,000	165,904
	Arts Optical International Holdings, Ltd.	730,000	347,426
	Asia Commercial Holdings, Ltd.	655,200	48,029
	Asia Financial Holdings, Ltd.	2,474,908	1,153,889
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,682,692
	Asia Standard Hotel Group, Ltd.	13,607,218	927,148
	Asia Standard International Group, Ltd.	14,555,281	3,049,935
*	Asia TeleMedia, Ltd.	2,832,000	36,435
*	Associated International Hotels, Ltd.	954,000	2,013,728
	Aupu Group Holding Co., Ltd.	2,336,000	387,518
	Automated Systems Holdings, Ltd.	394,000	81,806
	Bauhaus International Holdings, Ltd.	614,000	274,755
*	Beijing Enterprises Water Group, Ltd.	1,779,779	666,263
*	Beijing Properties Holdings, Ltd.	5,972	553
*	Bel Global Resources Holdings, Ltd.	2,576,000	52,317
#*	Bio-Dynamic Group, Ltd.	2,432,000	387,880
*	Birmingham International Holdings, Ltd.	5,828,000	148,445
#*	Bonjour Holdings, Ltd.	4,128,000	796,184
	Bossini International Holdings, Ltd.	3,871,500	467,967
*	Burwill Holdings, Ltd.	7,782,960	510,477
#	C C Land Holdings, Ltd.	5,365,000	1,800,509
#	Cafe de Coral Holdings, Ltd.	840,000	2,076,692
*	Capital Estate, Ltd.	4,211,000	216,353
*	Capital Publications, Ltd.	20,847,170	488,432
	Cash Financial Services Group, Ltd.	597,825	39,994
	Celestial Asia Securities Holdings, Ltd.	5,709,720	550,495
#	Century City International Holdings, Ltd.	5,171,460	379,101
	Century Sunshine Group Holdings, Ltd.	3,655,000	138,620
	Champion Technology Holdings, Ltd.	7,906,000	181,989

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Chen Hsong Holdings, Ltd.	796,000	$460,613
	Cheuk Nang Holdings, Ltd.	220,840	70,968
	Chevalier International Holdings, Ltd.	733,482	896,552
	Chevalier Pacific Holdings, Ltd.	5,732,500	250,774
*	China Best Group Holding, Ltd.	3,721,400	76,606
*	China Boon Holdings, Ltd.	4,540,000	233,582
*	China Digicontent Co., Ltd.	2,710,000	3,487
*	China Digital Licensing Group, Ltd.	1,760,000	113,195
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	360,257
*	China Energy Development Holdings, Ltd.	15,736,000	880,479
*	China Flavors & Fragrances Co., Ltd.	138,711	35,297
*	China Glass Holdings, Ltd.	290,000	220,116
*	China Infrastructure Investment, Ltd.	8,680,000	379,761
*	China Investments Holdings, Ltd.	210,000	6,957
*	China LotSynergy Holdings, Ltd.	3,217,032	136,540
*	China Mandarin Holdings, Ltd.	3,086,400	150,889
	China Metal International Holdings, Ltd.	2,582,000	829,481
*	China Motion Telecom International, Ltd.	5,080,000	103,862
	China Motor Bus Co., Ltd.	70,200	677,301
*	China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	92,568
*	China Pipe Group, Ltd.	100,000	630
*	China Properties Investment Holdings, Ltd.	3,520	276
#*	China Public Procurement, Ltd.	5,352,000	468,217
*	China Renji Medical Group, Ltd.	12,784,000	98,683
*	China Solar Energy Holdings, Ltd.	15,590,000	284,806
*	China Sonangol Resources Enterprise, Ltd.	330,000	72,235
*	China Strategic Holdings, Ltd.	8,030,000	273,559
	China Sunshine Paper Holdings Co., Ltd.	1,089,078	320,556
	China Taisan Technology Group Holdings, Ltd.	545,000	80,900
*	China Timber Resources Group, Ltd.	22,800,000	1,011,809
	China Ting Group Holdings, Ltd.	1,517,151	249,663
*	China WindPower Group, Ltd.	13,470,000	1,351,349
*	China Yunnan Tin Minerals Group Co., Ltd.	880,000	16,851
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	234,914
#*	Chinasoft International, Ltd.	2,620,000	656,984
#*	ChinaVision Media Group, Ltd.	4,320,000	388,817
	Chinney Investments, Ltd.	1,144,000	169,126
#	Chong Hing Bank, Ltd.	880,000	2,410,271
	Chow Sang Sang Holdings, Ltd.	1,167,680	2,854,313
	Chu Kong Shipping Development Co., Ltd.	2,068,000	499,933
*	Chuang’s China Investments, Ltd.	1,911,000	132,589
	Chuang’s Consortium International, Ltd.	3,676,317	486,716
	Chun Wo Development Holdings, Ltd.	2,002,926	145,526
#	Citic 1616 Holdings, Ltd.	4,173,000	1,330,946
*	City e-Solutions, Ltd.	186,000	27,519
#	City Telecom, Ltd.	1,430,751	1,042,974
*	CK Life Sciences International Holdings, Inc.	10,050,000	684,830
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	8,315,264	363,502
	COL Capital, Ltd.	2,725,840	451,806
	Computer & Technologies Holdings, Ltd.	432,000	93,334
	Continental Holdings, Ltd.	5,148,250	124,393
	Convenience Retail Asia, Ltd.	64,000	25,484
*	Cosmos Machinery Enterprises, Ltd.	1,616,400	230,656
	Cosway Corp., Ltd.	380,000	49,355
*	CP Lotus Corp.	10,260,000	336,617
#	CP Pokphand Co., Ltd.	286,233	37,902
	Cross-Harbour Holdings, Ltd. (The)	657,520	583,236
*	CSI Properties, Ltd.	18,589,625	504,341
*	CST Mining Group, Ltd.	78,008,000	1,943,759
*	Culture Landmark Investment, Ltd.	10,196,000	270,279

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	Dah Chong Hong Holdings, Ltd.	337,000	$357,545
#	Dah Sing Banking Group, Ltd.	1,071,840	1,824,690
	Dah Sing Financial Holdings, Ltd.	350,550	2,287,360
*	Daisho Microline Holdings, Ltd.	752,000	63,764
*	Dan Form Holdings Co., Ltd.	3,427,260	414,127
*	DBA Telecommunication Asia Holdings, Ltd.	1,200,000	237,623
#*	Dejin Resources Group Co., Ltd.	14,674,000	726,717
	Dickson Concepts International, Ltd.	849,000	687,884
*	Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	13,316
	DVN Holdings, Ltd.	2,183,000	145,873
*	Dynamic Energy Holdings, Ltd.	3,980,000	169,116
	Dynamic Holdings, Ltd.	374,000	78,381
	Eagle Nice International Holdings, Ltd.	1,078,000	341,081
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	444,648
*	Eforce Holdings, Ltd.	5,402,000	70,145
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	E-Kong Group, Ltd.	620,000	38,618
	Emperor Capital Group, Ltd.	749,672	63,581
	Emperor Entertainment Hotel, Ltd.	2,440,000	552,491
	Emperor International Holdings, Ltd.	4,514,360	1,074,460
#*	Emperor Watch & Jewellery, Ltd.	8,200,000	1,180,883
#*	ENM Holdings, Ltd.	15,112,000	1,553,594
*	EPI Holdings, Ltd.	26,260,000	209,296
*	eSun Holdings, Ltd.	656,000	110,563
#	EVA Precision Industrial Holdings, Ltd.	2,284,000	2,229,402
*	Ezcom Holdings, Ltd.	72,576	448
	Fairwood, Ltd.	316,600	447,131
#	Far East Consortium International, Ltd.	4,138,766	1,080,345
*	Far East Technology International, Ltd.	179,520	17,784
*	First Natural Foods Holdings, Ltd.	2,365,000	—
*	Fong’s Industries Co., Ltd.	432,000	272,456
*	Foundation Group, Ltd.	2,350,000	35,373
*	Fountain SET Holdings, Ltd.	1,366,000	273,910
	Four Seas Mercantile Holdings, Ltd.	592,000	180,937
*	Frasers Property China, Ltd.	16,477,000	421,480
#	Fubon Bank Hong Kong, Ltd.	1,440,000	660,542
*	Fujian Holdings, Ltd.	117,800	6,971
	Fujikon Industrial Holdings, Ltd.	912,000	192,430
*	Genting Hong Kong, Ltd.	20,000	9,425
*	Get Nice Holdings, Ltd.	11,372,000	730,850
	Giordano International, Ltd.	6,824,000	3,976,228
*	Global Green Tech Group, Ltd.	4,876,000	70,858
*	Global Tech Holdings, Ltd.	5,612,000	50,552
	Glorious Sun Enterprises, Ltd.	2,526,000	1,166,708
	Gold Peak Industries Holding, Ltd.	3,176,642	445,174
#*	Golden Resorts Group, Ltd.	15,466,000	1,054,750
	Golden Resources Development International, Ltd.	3,330,500	226,955
	Goldin Financial Holdings, Ltd.	480,000	61,098
#*	Goldin Properties Holdings, Ltd.	2,002,000	1,236,475
	Golik Holdings, Ltd.	250,500	29,308
*	Good Fellow Resources Holdings, Ltd.	1,670,000	156,845
*	GR Vietnam Holdings, Ltd.	620,000	10,325
*	Grande Holdings, Ltd.	882,000	73,112
	Great Eagle Holdings, Ltd.	885,499	2,755,460
*	G-Resources Group, Ltd.	39,510,000	3,099,775
*	Group Sense International, Ltd.	2,448,000	80,309
	Guangnan Holdings, Ltd.	2,093,600	454,871
*	Guojin Resources Holdings, Ltd.	2,334,000	82,566
	Haitong International Securities Group, Ltd.	1,089,586	809,117
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
#	Hang Ten Group Holdings, Ltd.	2,164,000	653,893

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	Hannstar Board International Holdings, Ltd.	1,446,000	$223,150
	Hanny Holdings, Ltd.	831,089	34,150
*	Hans Energy Co., Ltd.	7,556,000	252,194
	Harbour Centre Development, Ltd.	889,500	1,177,983
	Henderson Investment, Ltd.	4,187,000	414,629
	High Fashion International, Ltd.	268,000	103,769
	HKR International, Ltd.	2,385,536	1,276,543
	Hon Kwok Land Investment Co., Ltd.	280,800	94,613
*	Hong Fok Land, Ltd.	1,210,000	1,557
	Hong Kong & Shanghai Hotels, Ltd.	26,794	44,872
*	Hong Kong Catering Management, Ltd.	542,796	116,661
	Hong Kong Ferry Holdings, Ltd.	809,300	779,497
	Hong Kong Food Investment Holdings, Ltd.	202,184	31,163
#	Hong Kong Resources Holdings Co., Ltd.	5,257,450	635,165
*	Hongkong Chinese, Ltd.	4,482,000	795,501
	Hop Fung Group Holdings, Ltd.	888,000	148,433
	Hsin Chong Construction Group, Ltd.	1,569,658	258,330
#	Huafeng Group Holdings, Ltd.	6,997,325	377,870
	Hung Hing Printing Group, Ltd.	1,178,000	462,390
*	Huscoke Resources Holdings, Ltd.	9,364,000	536,057
*	Hutchison Harbour Ring, Ltd.	9,038,000	1,221,131
*	Hybrid Kinetic Group, Ltd.	14,884,000	340,784
*	HyComm Wireless, Ltd.	89,090	31,752
*	I-Cable Communications, Ltd.	531,000	66,222
*	IDT International, Ltd.	6,240,183	182,428
*	iOne Holdings, Ltd.	1,720,000	48,446
	IPE Group, Ltd.	1,865,000	323,557
#	IT, Ltd.	2,734,000	2,077,411
	ITC Corp., Ltd.	893,645	41,921
*	ITC Properties Group, Ltd.	3,672,747	916,167
*	Jinhui Holdings, Ltd.	384,000	131,859
*	Jiuzhou Development Co., Ltd.	2,558,000	236,950
*	JLF Investment Co., Ltd.	3,093,500	322,137
	Joyce Boutique Holdings, Ltd.	1,530,000	173,086
	Junefield Department Store Group, Ltd.	384,000	40,971
#	K Wah International Holdings, Ltd.	5,301,405	1,983,651
*	Kam Hing International Holdings, Ltd.	1,372,000	227,420
	Kantone Holdings, Ltd.	10,351,685	170,434
*	Karl Thomson Holdings, Ltd.	1,188,000	114,530
	Karrie International Holdings, Ltd.	1,383,600	103,292
	Keck Seng Investments (Hong Kong), Ltd.	904,600	444,364
	Kin Yat Holdings, Ltd.	586,000	215,920
	King Fook Holdings, Ltd.	812,000	258,871
*	King Pacific International Holdings, Ltd.	1,404,200	22,040
#*	King Stone Energy Group, Ltd.	41,460,000	1,092,434
	Kingmaker Footwear Holdings, Ltd.	1,476,955	326,768
	Kith Holdings, Ltd.	204,000	43,028
*	Kiu Hung Energy Holdings, Ltd.	10,810,000	451,996
*	Ko Yo Ecological Agrotech Group, Ltd.	14,820,000	375,681
*	Kong Sun Holdings, Ltd.	164,850	6,567
*	Kowloon Development Co., Ltd.	1,509,000	1,790,853
*	KPI Co., Ltd.	954,000	52,093
*	KTP Holdings, Ltd.	560,400	203,433
	Kwoon Chung Bus Holdings, Ltd.	556,000	133,684
*	Lai Sun Development Co., Ltd.	73,481,800	2,880,900
*	Lai Sun Garment International, Ltd.	885,000	105,879
	Lam Soon Hong Kong, Ltd.	302,310	289,679
#	Le Saunda Holdings, Ltd.	1,448,000	796,880
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,972
*	Lee & Man Holdings, Ltd.	1,780,000	1,799,392
	Lerado Group Holdings Co., Ltd.	1,742,000	327,018

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Li Heng Chemical Fibre Technologies, Ltd.	1,528,000	$274,211
*	Lippo China Resources, Ltd.	2,890,000	92,902
	Lippo, Ltd.	1,195,700	513,395
*	Lisi Group Holdings, Ltd.	4,088,000	320,965
	Liu Chong Hing Investment, Ltd.	733,200	941,238
*	Longrun Tea Group Co., Ltd.	1,790,000	133,472
	Luen Thai Holdings, Ltd.	1,345,000	141,849
#	Luk Fook Holdings International, Ltd.	1,166,000	4,071,465
#	Luks Industrial Group, Ltd.	428,913	146,686
*	Lung Cheong International Holdings, Ltd.	6,790,000	279,487
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	1,080,592
*	Madex International Holdings, Ltd.	3,522,000	65,183
*	Magnificent Estates, Ltd.	13,184,000	618,579
	Mainland Headwear Holdings, Ltd.	765,600	139,991
	Man Yue International Holdings, Ltd.	1,064,000	299,791
*	Mascotte Holdings, Ltd.	1,800,000	108,828
	Matrix Holdings, Ltd.	1,067,414	218,499
*	Mei Ah Entertainment Group, Ltd.	11,040,000	240,198
	Melbourne Enterprises, Ltd.	45,500	678,638
#*	Melco International Development, Ltd.	3,145,000	1,791,010
*	Midas International Holdings, Ltd.	2,752,000	66,578
#	Midland Holdings, Ltd.	2,784,000	2,281,622
#*	Ming Fai International Holdings, Ltd.	1,680,000	691,573
*	Ming Fung Jewellery Group, Ltd.	4,800,000	493,982
	Miramar Hotel & Investment Co., Ltd.	772,000	908,580
*	Modern Beauty Salon Holdings, Ltd.	160,000	16,251
	Nanyang Holdings, Ltd.	137,500	346,746
	National Electronics Holdings, Ltd.	2,156,000	224,509
	Natural Beauty Bio-Technology, Ltd.	4,310,000	1,152,760
#	Neo-Neon Holdings, Ltd.	1,633,000	878,179
	New Century Group Hong Kong, Ltd.	13,351,464	326,152
*	New Focus Auto Tech Holdings, Ltd.	60,000	22,843
*	New Times Energy Corp, Ltd.	19,074,000	463,725
	Neway Group Holdings, Ltd.	21,930,000	803,803
*	Newocean Green Energy Holdings, Ltd.	2,704,000	566,981
*	Next Media, Ltd.	3,823,183	526,281
*	Ngai Lik Industrial Holdings, Ltd.	2,522,000	34,349
*	Norstar Founders Group, Ltd.	3,256,000	—
*	North Asia Resources Holdings, Ltd.	1,968,600	232,891
*	Omnicorp, Ltd.	1,320,000	450,200
#*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	5,689,706	431,437
*	Orient Power Holdings, Ltd.	804,000	19,446
	Oriental Watch Holdings, Ltd.	841,000	470,181
#*	Pacific Andes International Holdings, Ltd.	4,874,919	990,564
	Pacific Basin Shipping, Ltd.	7,141,000	4,753,837
	Pacific Century Premium Developments, Ltd.	4,160,000	764,953
	Pacific Textile Holdings, Ltd.	1,480,000	964,887
#	Paliburg Holdings, Ltd.	2,198,830	870,873
	Pan Asia Environmental Protection Group, Ltd.	1,258,432	262,211
	Paul Y Engineering Group, Ltd.	77,759	6,207
#*	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pearl Oriental Innovation, Ltd.	3,799,000	566,656
	Pegasus International Holdings, Ltd.	226,000	35,457
#*	PetroAsian Energy Holdings, Ltd.	2,680,000	179,338
	Phoenix Satellite Television Holdings, Ltd.	2,164,000	729,368
*	Pico Far East Holdings, Ltd.	3,670,000	779,053
*	PME Group, Ltd.	3,030,000	284,309
*	PNG Resources Holdings, Ltd.	14,682,362	538,004
	Pokfulam Development Co., Ltd.	234,000	229,350
*	Polytec Asset Holdings, Ltd.	4,773,526	736,649
*	Premium Land, Ltd.	4,950,000	100,525

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Public Financial Holdings, Ltd.	1,848,000	$1,336,123
*	PYI Corp., Ltd.	9,074,000	373,144
*	Pyxis Group, Ltd.	1,936,000	42,343
*	QPL International Holdings, Ltd.	992,000	48,450
	Raymond Industrial, Ltd.	1,383,400	168,917
	Regal Hotels International Holdings, Ltd.	2,253,800	892,691
*	Rising Development Holdings, Ltd.	2,278,000	521,962
	Rivera Holdings, Ltd.	5,710,000	253,256
	Roadshow Holdings, Ltd.	1,456,000	121,715
	Royale Furniture Holdings, Ltd.	1,000,000	455,184
	S.A.S. Dragon Holdings, Ltd.	1,440,000	351,831
#	Sa Sa International Holdings, Ltd.	3,812,000	2,372,352
	Safety Godown Co., Ltd.	408,000	297,048
	Samling Global, Ltd.	4,032,000	326,688
*	Samson Paper Holdings, Ltd.	900,000	175,752
*	San Miguel Brewery Hong Kong, Ltd.	612,800	118,241
*	Sanyuan Group, Ltd.	415,000	8,009
	SEA Holdings, Ltd.	1,140,000	711,125
*	SEEC Media Group, Ltd.	2,550,000	55,391
*	Sewco International Holdings, Ltd.	2,536,000	319,662
*	Sheng Yuan Holdings, Ltd.	150,000	18,112
#	Shenyin Wanguo, Ltd.	1,212,500	523,653
*	Shenzhen High-Tech Holdings, Ltd.	660,000	42,449
*	Shougang Concord Grand Group, Ltd.	2,451,000	160,744
*	Shougang Concord Technology Holdings, Ltd.	4,201,809	210,744
#	Shui On Construction & Materials, Ltd.	1,076,000	1,245,061
*	Shun Ho Resources Holdings, Ltd.	483,000	73,365
*	Shun Ho Technology Holdings, Ltd.	1,037,452	156,145
#	Shun Tak Holdings, Ltd.	3,879,941	2,419,131
	Sing Tao News Corp., Ltd.	1,974,000	687,675
*	Singamas Container Holdings, Ltd.	5,632,000	1,802,831
*	Sino Dragon New Energy Holdings, Ltd.	3,744,000	529,827
*	Sino Gas Group, Ltd.	4,980,000	220,907
*	Sino Prosper State Gold Resources Holdings, Ltd.	8,170,000	498,707
*	Sinocan Holdings, Ltd.	350,000	1,756
*	Sinocop Resources Holdings, Ltd.	140,000	14,407
*	Sino-Tech International Holdings, Ltd.	14,650,000	453,981
#*	Sinotel Technologies, Ltd.	543,000	150,117
*	SIS International Holdings, Ltd.	34,000	13,827
*	Skyfame Realty Holdings, Ltd.	2,737,750	—
	Smartone Telecommunications Holdings, Ltd.	1,248,500	2,388,792
*	SMI Publishing Group, Ltd.	250,511	483
	Solomon Systech International, Ltd.	6,312,000	357,134
	South China (China), Ltd.	6,744,000	442,384
	South China Financial Holdings, Ltd.	4,872,000	70,144
	Southeast Asia Properties & Finance, Ltd.	289,891	85,759
*	Starlight International Holdings, Ltd.	3,125,325	123,481
	Stella International Holdings, Ltd.	657,574	1,310,853
	Styland Holdings, Ltd.	129,347	291
*	Success Universe Group, Ltd.	5,552,000	228,537
	Sun Hing Vision Group Holdings, Ltd.	358,000	162,999
	Sun Hung Kai & Co., Ltd.	1,275,621	922,947
*	Sun Innovation Holdings, Ltd.	9,575,655	320,259
*	Sunway International Holdings, Ltd.	866,000	32,859
*	Superb Summit International Timber Co., Ltd.	7,631,600	348,318
#*	Sustainable Forest Holdings, Ltd.	7,980,000	338,547
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	197,034
	Synergis Holdings, Ltd.	350,033	38,960
#*	Tack Fat Group International, Ltd.	444,800	—
*	Tack Hsin Holdings, Ltd.	820,000	341,929
	Tai Cheung Holdings, Ltd.	1,824,000	1,390,898

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Tai Sang Land Development, Ltd.	576,984	$244,235
	Tan Chong International, Ltd.	1,212,000	309,323
	Techtronic Industries Co., Ltd.	4,386,000	5,719,477
*	Termbray Industries International (Holdings), Ltd.	2,304,900	272,814
	Tern Properties Co., Ltd.	61,200	24,953
*	Texhong Textile Group, Ltd.	1,930,000	1,476,844
	Texwinca Holdings, Ltd.	1,954,000	2,488,813
*	Theme International Holdings, Ltd.	2,730,000	228,469
*	Tian Teck Land, Ltd.	1,076,000	856,813
#*	Titan Petrochemicals Group, Ltd.	11,160,000	975,141
*	Tom Group, Ltd.	970,000	101,032
*	Tomorrow International Holdings, Ltd.	4,941,420	263,853
	Tongda Group Holdings, Ltd.	9,060,000	466,056
	Top Form International, Ltd.	2,760,000	259,052
*	Topsearch International Holdings, Ltd.	3,860,000	196,052
*	Town Health International Investments, Ltd.	348,000	72,996
*	Tradelink Electronic Commerce, Ltd.	32,000	3,787
	Transport International Holdings, Ltd.	550,000	1,808,206
	Tristate Holdings, Ltd.	188,000	64,318
*	TSC Offshore Group, Ltd.	1,353,000	346,354
	Tse Sui Luen Jewellery International, Ltd.	240,000	228,483
	Tungtex Holdings Co., Ltd.	910,000	168,565
	Tysan Holdings, Ltd.	1,040,773	194,165
*	U-Right International Holdings, Ltd.	4,746,000	8,548
*	Value Convergence Holdings, Ltd.	788,000	207,759
#	Value Partners Group, Ltd.	1,461,000	1,465,068
	Van Shung Chong Holdings, Ltd.	2,205,335	223,905
*	Vantage International Holdings, Ltd.	2,778,000	328,660
	Varitronix International, Ltd.	877,293	418,230
	Vedan International Holdings, Ltd.	3,272,000	269,317
	Veeko International Holdings, Ltd.	4,362,776	258,281
#	Victory City International Holdings, Ltd.	2,983,076	724,814
*	Vision Values Holdings, Ltd.	281,400	12,855
*	Vital Group Holdings, Ltd.	470,000	13,783
	Vitasoy International Holdings, Ltd.	3,437,000	2,855,869
*	Vongroup, Ltd.	10,865,000	121,553
*	VST Holdings, Ltd.	2,060,000	603,754
	Wah Ha Realty Co., Ltd.	278,600	112,344
#*	Wah Nam International Holdings, Ltd.	1,352,000	266,460
	Wai Kee Holdings, Ltd.	8,176,738	1,835,699
*	Wai Yuen Tong Medicine Holdings, Ltd.	2,714,341	56,554
	Wang On Group, Ltd.	42,175	526
*	Warderly International Holdings, Ltd.	520,000	32,112
	Water Oasis Group, Ltd.	1,632,000	264,464
	Win Hanverky Holdings, Ltd.	1,712,000	261,992
*	Winfoong International, Ltd.	1,331,000	29,598
*	Wing Hing International Holdings, Ltd.	4,090,000	260,424
	Wing On Company International, Ltd.	781,000	1,641,297
*	Wing Tai Properties, Ltd.	1,957,331	717,208
*	Winteam Pharmaceutical Group, Ltd.	3,652,000	577,645
	Wong’s International Holdings, Ltd.	737,641	186,914
	Wong’s Kong King International Holdings, Ltd.	120,000	13,724
#	Xingye Copper International Group, Ltd.	1,516,000	419,115
	Y. T. Realty Group, Ltd.	865,000	226,760
	Yangtzekiang Garment, Ltd.	606,500	147,439
	Yau Lee Holdings, Ltd.	534,000	76,227
*	Yeebo (International Holdings), Ltd.	128,000	21,724
	YGM Trading, Ltd.	284,000	741,657
*	Yueshou Environmental Holdings, Ltd.	510,800	6,432
	Yugang International, Ltd.	96,156,000	1,014,440
	Yunnan Enterprises Holdings, Ltd.	480,000	33,921

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	ZZNode Technologies Co., Ltd.	3,600,000	$301,035
TOTAL HONG KONG			215,048,921

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	4,184
*	Rekapacific Berhad	473,000	—
TOTAL MALAYSIA			4,184

NEW ZEALAND — (4.8%)
	Abano Healthcare Group, Ltd.	35,022	133,809
	Air New Zealand, Ltd.	1,408,860	1,647,339
	Auckland International Airport, Ltd.	1,355,191	2,300,350
	Cavalier Corp., Ltd.	283,674	679,793
	CDL Investments (New Zealand), Ltd.	395,965	90,757
	Colonial Motor Co., Ltd.	148,846	286,701
	Ebos Group, Ltd.	169,863	969,651
*	Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,286,685
	Fisher & Paykel Healthcare Corp., Ltd.	2,452,736	5,946,771
	Freightways, Ltd.	717,330	1,771,041
	Hallenstein Glasson Holdings, Ltd.	242,461	772,694
	Hellaby Holdings, Ltd.	344,804	550,066
	Infratil, Ltd.	2,114,735	3,199,417
	Mainfreight, Ltd.	378,330	2,299,963
	Methven, Ltd.	70,490	94,355
	Michael Hill International, Ltd.	1,534,152	1,054,092
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	465,102
	New Zealand Exchange, Ltd.	285,516	352,258
	New Zealand Oil & Gas, Ltd.	1,810,156	1,227,427
	New Zealand Refining Co., Ltd.	602,150	2,039,934
	Northland Port Corp. (New Zealand), Ltd.	217,513	282,707
#	Nuplex Industries, Ltd.	963,733	2,653,473
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,512	3,065,016
#	Pumpkin Patch, Ltd.	606,913	789,406
	Pyne Gould Corp., Ltd.	511,111	151,381
*	Pyne Gould Guinness, Ltd.	1,576,514	674,987
*	Rakon, Ltd.	157,704	149,990
	Restaurant Brands New Zealand, Ltd.	369,175	759,254
*	Richina Pacific, Ltd.	274,180	76,911
*	Rubicon, Ltd.	1,113,829	1,017,746
#	Ryman Healthcare, Ltd.	1,753,323	3,143,690
	Sanford, Ltd.	393,618	1,455,987
	Scott Technology, Ltd.	27,052	29,573
*	Seafresh Fisheries, Ltd.	80,520	1,757
	Skellerup Holdings, Ltd.	263,479	241,829
	Sky City Entertainment Group, Ltd.	2,560,206	6,464,419
	Sky Network Television, Ltd.	874,827	3,542,980
	South Port (New Zealand), Ltd.	30,744	65,279
#	Steel & Tube Holdings, Ltd.	393,011	648,405
*	Tenon, Ltd.	19,132	17,413
	Tourism Holdings, Ltd.	274,867	162,261
	Tower, Ltd.	782,696	1,275,350
	TrustPower, Ltd.	10,245	58,647
	Vector, Ltd.	389,611	698,446
	Warehouse Group, Ltd.	474,732	1,293,831
TOTAL NEW ZEALAND			55,888,943

SINGAPORE — (9.9%)
*	Abterra, Ltd.	147,800	151,238
*	Addvalue Technologies, Ltd.	1,043,000	36,998

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
	Advanced Holdings, Ltd.	691,000	$146,011
#*	AFP Properties, Ltd.	3,493,000	1,268,047
	Allgreen Properties, Ltd.	2,604,000	2,394,499
	Armstrong Industrial Corp., Ltd.	1,236,000	414,984
#*	Asia Environment Holdings, Ltd.	528,793	87,577
*	Asia-Pacific Strategic Investments, Ltd.	141	199
*	Asiasons Capital, Ltd.	374,000	55,349
#	ASL Marine Holdings, Ltd.	719,600	421,055
*	A-Sonic Aerospace, Ltd.	437,996	20,317
	Ausgroup, Ltd.	446,000	152,814
#	Baker Technology, Ltd.	1,378,000	414,080
*	Ban Joo & Co., Ltd.	1,654,000	58,458
*	Banyan Tree Holdings, Ltd.	778,000	721,100
*	Beng Kuang Marine, Ltd.	922,000	169,281
	Best World International, Ltd.	221,500	48,391
*	Beyonics Technology, Ltd.	6,949,300	1,110,161
*	BH Global Marine, Ltd.	621,000	135,452
*	Biosensors International Group, Ltd.	2,569,000	2,266,494
	Bonvests Holdings, Ltd.	978,000	861,508
	Boustead Singapore, Ltd.	474,000	406,481
	Breadtalk Group, Ltd.	335,800	167,795
	Broadway Industrial Group, Ltd.	461,000	386,654
*	Brothers Holdings, Ltd.	504,628	70,296
	Bukit Sembawang Estates, Ltd.	390,003	1,453,607
*	Bund Center Investment, Ltd.	1,696,000	370,906
	CEI Contract Manufacturing, Ltd.	432,000	43,700
	Cerebos Pacific, Ltd.	539,000	2,070,280
	CH Offshore, Ltd.	1,393,400	537,777
*	Changjiang Fertilizer Holdings, Ltd.	515	98
	Chemical Industries Far East, Ltd.	91,910	33,123
	China Aviation Oil Singapore Corp., Ltd.	875,000	1,053,088
	China Dairy Group, Ltd.	1,502,000	134,267
*	China Energy, Ltd.	3,110,000	412,342
	China Merchants Holdings Pacific, Ltd.	809,000	460,441
*	China Sunsine Chemical Holdings, Ltd.	28,000	6,219
#	China XLX Fertiliser, Ltd.	714,000	331,543
*	Chip Eng Seng Corp., Ltd.	1,612,800	560,179
	Chosen Holdings, Ltd.	1,202,000	150,443
*	Chuan Hup Holdings, Ltd.	3,967,000	757,885
*	Compact Metal Industries, Ltd.	643,000	5,010
#	Creative Technology, Ltd.	257,350	811,589
	CSC Holdings, Ltd.	1,829,000	235,648
*	CSE Global, Ltd.	1,814,000	1,839,745
#*	CWT, Ltd.	891,700	694,949
	Datapulse Technology, Ltd.	19,000	3,190
#*	Delong Holdings, Ltd.	1,361,000	605,107
*	Digiland International, Ltd.	11,763,000	45,829
	Eagle Brand Holdings, Ltd.	14,387,000	112,430
	Ellipsiz, Ltd.	123,000	13,910
	EnGro Corp, Ltd.	354,000	243,122
*	Enviro-Hub Holdings, Ltd.	1,445,666	135,516
*	Etika International Holdings, Ltd.	179,000	63,459
	Eu Yan Sang International, Ltd.	385,800	253,994
*	Eucon Holdings, Ltd.	3,096,000	96,400
#*	Ezion Holdings, Ltd.	1,212,000	670,962
#	Ezra Holdings, Ltd.	1,974,000	2,771,466
	F.J. Benjamin Holdings, Ltd.	1,146,000	379,990
*	Falcon Energy Group, Ltd.	1,007,000	372,846
*	Federal International 2000, Ltd.	1,675,350	110,993
#	First Resources, Ltd.	2,223,000	2,705,045
	Food Empire Holdings, Ltd.	1,094,400	435,487

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
	Fragrance Group, Ltd.	170,000	$50,491
#	Freight Links Express Holdings, Ltd.	4,140,737	241,489
*	Fu Yu Corp., Ltd.	3,955,750	401,222
#*	Gallant Venture, Ltd.	1,505,000	575,557
	GK Goh Holdings, Ltd.	1,458,000	722,556
	Global Yellow Pages, Ltd.	299,000	43,146
#	Goodpack, Ltd.	1,065,000	1,704,149
	GP Batteries International, Ltd.	343,000	450,886
	GP Industries, Ltd.	2,872,209	1,276,368
*	Grand Banks Yachts, Ltd.	250,000	82,791
	Guocoland, Ltd.	664,666	1,334,545
	Healthway Medical Corp., Ltd.	2,779,480	356,740
	Hersing Corp., Ltd.	1,285,000	278,843
	Hiap Seng Engineering, Ltd.	538,000	266,769
	Hi-P International, Ltd.	1,152,000	917,241
	Ho Bee Investment, Ltd.	965,000	1,217,445
*	Hong Fok Corp., Ltd.	2,796,700	1,363,050
	Hong Leong Asia, Ltd.	484,000	1,182,452
	Hotel Grand Central, Ltd.	1,119,926	742,771
	Hotel Properties, Ltd.	1,359,400	2,954,647
	Hour Glass, Ltd.	622,744	495,395
#	HTL International Holdings, Ltd.	1,063,843	545,570
*	Huan Hsin Holdings, Ltd.	1,106,400	197,418
	HupSteel, Ltd.	1,572,875	270,275
	Hwa Hong Corp., Ltd.	2,279,000	987,387
#	Hyflux, Ltd.	1,741,500	3,146,111
*	IDT Holdings, Ltd.	693,000	290,089
	IFS Capital, Ltd.	421,080	171,217
*	Informatics Education, Ltd.	1,928,000	203,078
	InnoTek, Ltd.	630,000	285,036
	Intraco, Ltd.	599,500	148,267
	IPC Corp., Ltd.	724,000	76,267
	Isetan (Singapore), Ltd.	122,500	329,314
	Jadason Enterprises, Ltd.	728,000	53,960
*	Jasper Investments, Ltd.	90,680	5,277
*	Jaya Holdings, Ltd.	1,468,000	836,082
*	JES International Holdings, Ltd.	2,096,000	580,049
#*	Jiutian Chemical Group, Ltd.	1,941,000	128,900
	JK Yaming International Holdings, Ltd.	906,000	365,100
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,349,500	392,609
#	Keppel Telecommunications & Transportation, Ltd.	1,509,600	1,661,946
	Khong Guan Flour Milling, Ltd.	38,000	45,428
	Kian Ann Engineering, Ltd.	1,276,000	212,455
	Kian Ho Bearings, Ltd.	781,500	130,993
	Kim Eng Holdings, Ltd.	1,299,620	2,482,590
	Koh Brothers Group, Ltd.	1,312,000	219,478
*	KS Energy Services, Ltd.	615,825	518,151
*	Lafe Corp., Ltd.	1,234,800	76,683
*	LanTroVision (Singapore), Ltd.	5,028,750	137,528
	LC Development, Ltd.	2,449,504	267,047
	Lee Kim Tah Holdings, Ltd.	1,600,000	673,534
	Lion Asiapac, Ltd.	473,000	92,200
	Lum Chang Holdings, Ltd.	1,042,030	240,522
	M1, Ltd.	1,623,000	2,975,731
#*	Manhattan Resources, Ltd.	679,000	696,991
*	Manufacturing Integration Technology, Ltd.	264,000	29,064
*	Marco Polo Marine, Ltd.	608,000	199,025
	Memstar Technology, Ltd.	1,114,000	60,522
	Memtech International, Ltd.	1,322,000	144,688
	Mercator Lines Singapore, Ltd.	514,000	107,949

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
	Metro Holdings, Ltd.	1,657,160	$1,117,513
#	Midas Holdings, Ltd.	1,530,000	1,127,043
*	Mirach Energy, Ltd.	460,000	35,666
	Miyoshi Precision, Ltd.	353,500	35,847
*	Multi-Chem, Ltd.	1,263,000	143,765
	Nera Telecommunications, Ltd.	1,125,000	324,422
	New Toyo International Holdings, Ltd.	1,624,000	295,050
*	Novo Group, Ltd.	55,500	24,676
	NSL, Ltd.	414,000	455,131
#*	Oceanus Group, Ltd.	3,368,000	800,560
*	OKP Holdings, Ltd.	146,000	64,874
	Orchard Parade Holdings, Ltd.	952,022	1,224,317
#	OSIM International, Ltd.	964,000	1,232,637
*	Ossia International, Ltd.	627,554	68,318
*	Otto Marine, Ltd.	2,451,000	670,436
	Pan Pacific Hotels Group, Ltd.	1,669,500	2,108,974
*	Pan-United Corp., Ltd.	2,006,000	843,803
	PCI, Ltd.	575,000	208,492
*	Penguin International, Ltd.	400,000	35,899
	Pertama Holdings, Ltd.	459,750	168,921
	Petra Foods, Ltd.	881,000	1,152,183
	Popular Holdings, Ltd.	2,763,650	389,134
	PSC Corp., Ltd.	1,823,419	376,114
	QAF, Ltd.	881,000	439,044
	Qian Hu Corp., Ltd.	674,600	62,989
#*	Raffles Education Corp., Ltd.	5,793,781	1,152,219
#	Raffles Medical Group, Ltd.	569,000	1,059,716
	Rotary Engineering, Ltd.	1,083,600	860,751
*	Roxy-Pacific Holdings, Ltd.	214,000	77,565
	San Teh, Ltd.	1,006,087	320,854
	SBS Transit, Ltd.	953,500	1,531,315
*	SC Global Developments, Ltd.	229,000	296,394
*	Seroja Investments, Ltd.	17,767	4,710
	Sim Lian Group, Ltd.	2,070,000	788,520
	Sing Holdings, Ltd.	36,666	10,158
	Sing Investments & Finance, Ltd.	198,450	250,745
	Singapore Land, Ltd.	97,000	560,910
#	Singapore Post, Ltd.	3,225,120	2,963,215
	Singapore Reinsurance Corp., Ltd.	1,514,530	330,981
	Singapore Shipping Corp., Ltd.	1,689,000	330,843
	Singapura Finance, Ltd.	174,062	218,514
*	Sinomem Technology, Ltd.	416,000	161,861
*	Sinostar PEC Holdings, Ltd.	160,000	25,006
	Sinwa, Ltd.	388,500	71,163
*	SMB United, Ltd.	1,224,000	229,692
#*	Sound Global, Ltd.	1,432,000	928,147
	Spice I2I, Ltd.	6,323,000	619,222
*	Stamford Land Corp., Ltd.	2,803,000	1,399,478
	Straco Corp., Ltd.	130,000	14,182
	Sunningdale Tech, Ltd.	2,086,000	316,664
*	Sunvic Chemical Holdings, Ltd.	1,056,000	510,659
#	Super Group, Ltd.	924,000	1,014,922
	Superbowl Holdings, Ltd.	522,000	96,147
	Superior Multi-Packaging, Ltd.	319,500	21,155
#*	Swiber Holdings, Ltd.	1,032,000	813,582
*	Swissco Holdings, Ltd.	451,000	135,763
#	Tat Hong Holdings, Ltd.	1,054,800	788,469
#	Technics Oil & Gas, Ltd.	254,000	172,157
	Thakral Corp., Ltd.	6,028,000	165,318
	Tiong Woon Corp. Holding, Ltd.	901,000	288,028
*	Transcu Group, Ltd.	4,072,000	253,697

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
	Trek 2000 International, Ltd.	973,000	$341,713
	Tuan Sing Holdings, Ltd.	577,000	164,533
	UMS Holdings, Ltd.	841,000	327,830
	United Engineers, Ltd.	600,666	1,274,634
	United Envirotech, Ltd.	822,000	278,601
	United Industrial Corp., Ltd.	272,000	530,073
	United Overseas Insurance, Ltd.	187,250	504,598
	UOB-Kay Hian Holdings, Ltd.	1,427,400	1,971,638
*	Venture Corp., Ltd.	292,000	2,111,631
	Vicom, Ltd.	120,000	273,764
	WBL Corp., Ltd.	597,000	2,008,065
	Wee Hur Holdings, Ltd.	616,000	237,908
#	Wheelock Properties, Ltd.	1,147,000	1,741,836
	Wing Tai Holdings, Ltd.	1,619,000	2,134,450
	Xpress Holdings, Ltd.	3,079,000	155,939
	YHI International, Ltd.	1,174,000	253,972
*	Yoma Strategic Holdings, Ltd.	132,000	7,702
*	Yongnam Holdings, Ltd.	2,189,000	503,335
TOTAL SINGAPORE			116,601,660
TOTAL COMMON STOCKS			993,491,673
RIGHTS/WARRANTS — (0.1%)
AUSTRALIA — (0.0%)
*	Havilah Resources NL Warrants 10/30/13	64,709	23,164
*	IDT Australia, Ltd. Warrants 03/31/11	8,220	—
*	Ivanhoe Australia, Ltd. Warrants 09/20/11	11,851	5,091
TOTAL AUSTRALIA			28,255

HONG KONG — (0.0%)
*	Champion Technology Holdings, Ltd. Rights 1/24/11	3,513,778	13,110
*	Cheuk Nang Holdings, Ltd. Warrants 12/13/11	10,142	1,083
*	China Yunnan Tin Minerals Group Co., Ltd. Rights 01/24/11	7,040,000	44,380
*	Chun Wo Development Holdings, Ltd. Warrants 09/12/13	375,548	6,788
*	Goldin Properties Holdings, Ltd. Rights 1/17/11	1,334,667	25,756
*	Lippo, Ltd. Warrants 07/04/11	82,470	1,077
*	Pacific Andes International Holdings, Ltd. Warrants 06/15/11	225,296	3,623
TOTAL HONG KONG			95,817

SINGAPORE — (0.1%)
*	AFP Properties Warrants 2010-2015	1,718,500	441,894
*	Best World International, Ltd. Warrants 07/05/13	44,300	1,381
*	Goodpack, Ltd. Warrants 11/30/12	169,000	178,435
*	Transcu Group, Ltd. Warrants 09/01/13	1,018,000	31,729
TOTAL SINGAPORE			653,439
TOTAL RIGHTS/WARRANTS			777,511

		Face
		Amount
		(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/03/11 (Collateralized by
	$7,675,000 FNMA 2.24%, 07/06/15, valued at $7,876,469 ) to be repurchased at
	$7,760,123	$7,760	7,760,000

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (14.6%)
§@ DFA Short Term Investment Fund	170,860,367	$170,860,367
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 01/03/11 (Collateralized
by $127,565,063 FNMA 7.000%, 08/01/38, valued at $427,636)## to be repurchased
at $418,816	$419	418,806
TOTAL SECURITIES LENDING COLLATERAL		171,279,173
TOTAL INVESTMENTS — (100.0%)
(Cost $917,887,123)^		$1,173,308,357

____________________

 ^ The cost for federal income taxes is $921,998,956.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (96.4%)
Consumer Discretionary — (20.8%)
	4imprint Group P.L.C.	96,735	$401,489
*	888 Holdings P.L.C.	87,404	74,608
	Aegis Group P.L.C.	3,149,142	6,914,496
	Aga Rangemaster Group P.L.C.	288,143	457,841
	Arena Leisure P.L.C.	1,372,024	567,177
*	Barratt Developments P.L.C.	1,829,500	2,532,209
	Bellway P.L.C.	423,813	4,437,273
*	Berkeley Group Holdings P.L.C. (The)	447,618	6,227,090
	Bloomsbury Publishing P.L.C.	271,841	523,271
*	Bovis Homes Group P.L.C.	506,207	3,278,160
#	Carpetright P.L.C.	167,232	2,082,260
*	Carphone Warehouse Group P.L.C.	506,951	3,114,816
	Centaur Media P.L.C.	556,967	572,000
	Chime Communications P.L.C.	210,455	734,814
*	Chrysalis Group P.L.C.	107,232	267,666
	Churchill China P.L.C.	30,000	145,473
*	Cineworld Group P.L.C.	3,286	11,067
*	Clinton Cards P.L.C.	740,506	316,698
	Creston P.L.C.	5,389	6,968
	Daily Mail & General Trust P.L.C. Series A	970,909	8,702,385
*	Debenhams P.L.C.	3,766,973	4,175,473
	Dignity P.L.C.	214,913	2,411,656
*	Dixons Retail P.L.C.	11,456,408	4,110,908
	Domino’s Pizza UK & IRL P.L.C.	50,018	431,073
	Dunelm Group P.L.C.	53,342	425,369
	eaga P.L.C.	140,286	153,377
*	Enterprise Inns P.L.C.	1,682,656	3,105,810
	Euromoney Institutional Investor P.L.C.	308,341	3,330,176
*	Findel P.L.C.	1,283,962	290,263
*	Forminster P.L.C.	43,333	2,534
	French Connection Group P.L.C.	373,475	500,296
	Fuller Smith & Turner P.L.C.	129,026	1,208,425
	Future P.L.C.	1,324,863	589,990
	Game Group P.L.C.	1,441,697	1,579,407
	Games Workshop Group P.L.C.	101,889	676,329
	GKN P.L.C.	3,830,675	13,296,356
	Greene King P.L.C.	795,136	5,955,136
	Halfords Group P.L.C.	752,842	5,378,764
	Haynes Publishing Group P.L.C.	14,703	51,574
	Headlam Group P.L.C.	330,383	1,628,607
	Henry Boot P.L.C.	426,786	616,477
#	HMV Group P.L.C.	1,545,882	771,566
	Holidaybreak P.L.C.	206,890	1,100,580
	Home Retail Group P.L.C.	1,734,914	5,126,759
	Hornby P.L.C.	154,220	334,217
*	Howden Joinery Group P.L.C.	1,311,063	2,085,650
	Huntsworth P.L.C.	809,019	890,961
*	Inchcape P.L.C.	1,529,551	8,531,195
	Informa P.L.C.	1,449,124	9,236,792
*	ITV P.L.C.	6,035,176	6,617,499
	JD Sports Fashion P.L.C.	120,013	1,637,381
	JD Wetherspoon P.L.C.	437,012	3,065,298
*	JJB Sports P.L.C.	1,560,131	116,549
	John Menzies P.L.C.	244,534	1,808,276
*	Johnston Press P.L.C.	507,412	94,945
	Kesa Electricals P.L.C.	1,982,633	4,934,584
	Ladbrokes P.L.C.	2,698,997	5,182,776
	Laura Ashley Holdings P.L.C.	2,800,394	830,139

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Lookers P.L.C.	1,037,969	$997,947
	Marston’s P.L.C.	1,911,172	3,415,733
*	Mecom Group P.L.C.	107,869	332,908
	Millennium & Copthorne Hotels P.L.C.	612,514	5,654,534
*	Mitchells & Butlers P.L.C.	869,640	4,753,555
	Mothercare P.L.C.	324,479	3,109,413
	N Brown Group P.L.C.	828,543	3,857,707
	Pace P.L.C.	772,437	2,200,451
#*	PartyGaming P.L.C.	666,311	2,146,087
*	Pendragon P.L.C.	2,285,154	733,755
	Persimmon P.L.C.	770,373	5,013,297
#	Pinewood Shepperton P.L.C.	182,105	420,020
*	Punch Taverns P.L.C.	2,008,042	2,360,719
	Rank Group P.L.C.	915,711	1,807,872
*	Redrow P.L.C.	733,894	1,551,734
	Restaurant Group P.L.C.	732,507	3,145,867
	Rightmove P.L.C.	261,219	3,178,925
	Smiths News P.L.C.	705,619	1,299,245
*	Sportech P.L.C.	329,794	196,807
*	Sports Direct International P.L.C.	456,794	1,141,017
	St. Ives Group P.L.C.	436,379	726,212
*	Stylo P.L.C.	64,096	4,747
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	6,464,078	3,188,974
	Ted Baker P.L.C.	149,926	1,501,095
	Thomas Cook Group P.L.C.	2,420,264	7,164,287
*	Topps Tiles P.L.C.	764,075	985,403
*	Trinity Mirror P.L.C.	820,253	892,724
	United Business Media P.L.C.	864,643	9,326,771
	UTV Media P.L.C.	217,432	466,772
	Vitec Group P.L.C. (The)	160,303	1,459,734
*	Wagon P.L.C.	237,979	4,638
	WH Smith P.LC.	588,205	4,485,022
	Whitbread P.L.C.	103,235	2,888,719
	William Hill P.L.C.	2,360,431	6,300,117
	Wilmington Group P.L.C.	346,234	835,187
#*	Yell Group P.L.C.	6,166,762	1,393,544
Total Consumer Discretionary			232,592,467

Consumer Staples — (4.2%)
#	A.G. Barr P.L.C.	129,266	2,205,213
	Anglo-Eastern Plantations P.L.C.	108,153	1,231,699
*	Booker Group P.L.C.	174,765	163,918
	Britvic P.L.C.	878,226	6,487,122
	Cranswick P.L.C.	178,057	2,392,633
	Dairy Crest Group P.L.C.	520,119	3,435,151
	Devro P.L.C.	605,749	2,391,757
*	European Home Retail P.L.C.	109,256	—
	Fiberweb P.L.C.	250,174	365,092
	Greggs P.L.C.	371,068	2,694,339
	McBride P.L.C.	776,269	2,277,942
#	Northern Foods P.L.C.	1,842,840	1,805,475
*	Premier Foods P.L.C.	6,635,974	1,996,954
	PZ Cussons P.L.C.	1,298,024	8,097,177
	R.E.A. Holdings P.L.C.	49,233	589,631
	Robert Wiseman Dairies P.L.C.	221,312	1,184,572
	Tate & Lyle P.L.C.	1,062,662	8,611,065
	Thorntons P.L.C.	313,060	465,358
	Young & Co.’s Brewery P.L.C.	40,000	322,731
	Young & Co.’s Brewery P.L.C. Series A	20,936	211,745
Total Consumer Staples			46,929,574

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Energy — (5.3%)
*	Afren P.L.C.	3,198,836	$7,375,620
	Anglo Pacific Group P.L.C.	426,647	2,396,304
*	EnQuest P.L.C.	1,216,479	2,658,284
*	Fortune Oil P.L.C.	5,889,851	1,104,498
*	Hardy Oil & Gas P.L.C.	49,802	166,667
	Heritage Oil P.L.C.	503,678	3,533,481
	Hunting P.L.C.	439,386	5,030,053
#	James Fisher & Sons P.L.C.	170,822	1,347,389
	JKX Oil & Gas P.L.C.	431,945	2,121,442
	John Wood Group P.L.C.	1,071,070	9,383,591
	Lamprell P.L.C.	157,534	790,800
	Melrose Resources P.L.C.	336,039	1,246,077
*	Premier Oil P.L.C.	391,707	11,961,230
*	Salamander Energy P.L.C.	503,061	2,115,910
*	Soco International P.L.C.	892,380	5,164,344
*	UK Coal P.L.C.	889,073	561,236
	Wellstream Holdings P.L.C.	213,033	2,631,466
Total Energy			59,588,392

Financials — (12.8%)
	Aberdeen Asset Management P.L.C.	2,558,118	8,117,495
	Amlin P.L.C.	1,762,700	11,253,183
	Arbuthnot Banking Group P.L.C.	67,329	435,267
	Ashmore Group P.L.C.	612,152	3,204,369
*	BCB Holdings, Ltd.	5,979	6,441
	Beazley P.L.C.	1,851,619	3,330,111
	Brewin Dolphin Holdings P.L.C.	870,024	2,159,582
	Brit Insurance Holdings NV	322,309	5,252,252
*	Capital & Regional P.L.C.	814,788	409,352
	Catlin Group, Ltd. P.L.C.	1,261,249	7,290,416
	Charles Stanley Group P.L.C.	126,349	571,322
	Charles Taylor Consulting P.L.C.	139,215	362,312
*	Chaucer Holdings P.L.C.	778,423	633,258
	Chesnara P.L.C.	209,758	769,785
	Close Brothers Group P.L.C.	527,327	7,010,315
	Collins Stewart P.L.C.	295,708	360,366
	Daejan Holdings P.L.C.	33,216	1,369,328
	Development Securities P.L.C.	460,015	1,612,792
*	DTZ Holdings P.L.C.	224,770	156,309
	Evolution Group P.L.C.	1,028,900	1,116,407
	F&C Asset Management P.L.C.	1,380,851	1,810,580
*	Full Circle Future, Ltd.	135,600	—
	Hansard Global P.L.C.	4,765	12,359
*	Hardy Underwriting Group P.L.C.	158,398	695,206
	Hargreaves Lansdown P.L.C.	527,269	4,823,928
	Helical Bar P.L.C.	373,868	1,664,831
#	Henderson Group P.L.C.	2,936,019	6,211,843
	Hiscox, Ltd. P.L.C.	1,517,006	9,037,799
	IG Group Holdings P.L.C.	1,241,907	9,911,926
*	Industrial & Commercial Holdings P.L.C.	5,000	117
	Intermediate Capital Group P.L.C.	1,098,101	5,720,694
	International Personal Finance P.L.C.	930,623	5,588,501
*	IP Group P.L.C.	291,303	138,483
	Jardine Lloyd Thompson Group P.L.C.	603,449	5,933,149
	Lancashire Holdings, Ltd. P.L.C.	449,886	3,894,888
	Liontrust Asset Management P.L.C.	129,935	170,878
*	London Stock Exchange Group P.L.C.	525,999	6,896,390
	LSL Property Services P.L.C.	134,125	555,003
*	MWB Group Holdings P.L.C.	379,622	267,153
*	Novae Group P.L.C.	210,426	1,181,110
#	Provident Financial P.L.C.	469,891	6,402,363

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
*	Puma Brandenburg, Ltd. Capital Shares	1,193,004	$143,480
*	Puma Brandenburg, Ltd. Income Shares	1,193,004	74,928
*	Quintain Estates & Development P.L.C.	639,532	417,783
	Rathbone Brothers P.L.C.	159,131	2,721,216
*	Rutland Trust P.L.C.	85,288	—
	S&U P.L.C.	21,140	197,892
	Savills P.L.C.	501,321	3,013,154
	Shore Capital Group, Ltd. P.L.C.	1,193,004	471,648
	St. James’s Place P.L.C.	718,698	2,980,540
	St. Modwen Properties P.L.C.	591,267	1,524,020
	Tullett Prebon P.L.C.	767,415	4,595,090
*	Unite Group P.L.C.	192,038	583,079
Total Financials			143,060,693

Health Care — (1.6%)
#*	Alizyme P.L.C.	660,805	41,210
*	Antisoma P.L.C.	2,024,536	202,802
*	Assura Group, Ltd. P.L.C.	55,610	40,325
*	Axis-Shield P.L.C.	223,338	935,532
	Biocompatibles International P.L.C.	63,286	388,627
	Bioquell P.L.C.	90,893	170,473
*	BTG P.L.C.	782,366	2,821,455
	Consort Medical P.L.C.	116,271	881,655
	Corin Group P.L.C.	126,637	100,414
	Dechra Pharmaceuticals P.L.C.	208,950	1,628,302
	Genus P.L.C.	159,433	2,133,126
	Hikma Pharmaceuticals P.L.C.	442,876	5,613,781
	Nestor Healthcare Group P.L.C.	443,850	758,613
*	Oxford Biomedica P.L.C.	2,123,042	186,495
*	Prostrakan Group P.L.C.	38,359	61,802
*	Renovo Group P.L.C.	95,255	104,512
*	Southern Cross Healthcare, Ltd. P.L.C.	195,059	58,356
	Synergy Health P.L.C.	47,337	647,886
*	Vectura Group P.L.C.	1,241,696	1,355,528
Total Health Care			18,130,894

Industrials — (30.4%)
*	AEA Technology Group P.L.C.	539,970	56,138
#	Air Partner P.L.C.	37,086	260,586
	Alumasc Group P.L.C.	124,366	242,903
	Ashtead Group P.L.C.	2,014,292	5,444,005
	Atkins WS P.L.C.	425,663	4,654,196
*	Autologic Holdings P.L.C.	80,000	28,687
*	Avis Europe P.L.C.	42,037	155,218
	Babcock International Group P.L.C.	1,286,052	11,460,600
	Balfour Beatty P.L.C.	2,479,600	12,124,816
	BBA Aviation P.L.C.	1,264,939	4,370,435
	Bodycote P.L.C.	745,786	3,273,073
	Braemar Shipping Services P.L.C.	81,108	674,177
#	Brammer P.L.C.	185,266	724,397
#*	British Airways P.L.C.	92,560	394,537
	Camellia P.L.C.	2,437	356,460
	Carillion P.L.C.	1,523,518	9,157,922
	Carr’s Milling Industries P.L.C.	35,330	350,476
	Castings P.L.C.	162,757	688,285
	Charter International P.L.C.	614,873	8,110,083
	Chemring Group P.L.C.	128,869	5,842,514
*	Clarkson P.L.C.	64,187	1,132,425
	Communisis P.L.C.	561,133	305,684
#	Connaught P.L.C.	319,006	82,810
*	Cookson Group P.L.C.	991,449	10,210,022

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Costain Group P.L.C.	126,958	$419,630
*	Danka Business Systems P.L.C.	1,029,605	—
	Davis Service Group P.L.C.	670,430	4,572,590
	De La Rue P.L.C.	387,017	4,968,803
*	easyJet P.L.C.	650,531	4,480,422
*	Eleco P.L.C.	80,000	24,322
	Fenner P.L.C.	671,987	3,755,856
	Firstgroup P.L.C.	1,668,052	10,378,557
	Forth Ports P.L.C.	175,092	3,678,711
	Galliford Try P.L.C.	181,784	845,250
	Go-Ahead Group P.L.C.	164,629	3,396,889
	Hampson Industries P.L.C.	636,524	309,223
*	Hansen Transmissions International NV	147,770	134,995
	Hays P.L.C.	4,902,700	9,899,514
#*	Helphire P.L.C.	1,050,597	209,605
	Hogg Robinson Group P.L.C.	103,893	63,579
	Homeserve P.L.C.	1,100,525	7,613,630
	Hyder Consulting P.L.C.	168,297	996,755
	IMI P.L.C.	1,191,221	17,583,639
*	Impellam Group P.L.C.	35,258	97,918
	Interserve P.L.C.	498,625	1,795,342
	Intertek Group P.L.C.	539,854	14,926,733
	Invensys P.L.C.	486,722	2,689,989
	ITE Group P.L.C.	1,009,264	3,973,376
	Keller Group P.L.C.	262,639	2,586,603
	Kier Group P.L.C.	142,450	3,047,153
	Latchways P.L.C.	41,288	686,432
	Lavendon Group P.L.C.	484,732	878,146
	Lincat Group P.L.C.	14,452	139,135
	Low & Bonar P.L.C.	763,541	601,430
*	Management Consulting Group P.L.C.	1,150,534	550,892
*	Mears Group P.L.C.	86,645	410,109
	Meggitt P.L.C.	2,465,596	14,265,150
	Melrose P.L.C.	1,717,816	8,331,405
	Michael Page International P.L.C.	1,235,568	10,717,611
#	Mitie Group P.L.C.	1,211,510	4,433,463
	MJ Gleeson Group P.L.C.	195,875	391,676
	Morgan Crucible Co. P.L.C.	1,187,140	4,524,867
	Morgan Sindall P.L.C.	161,485	1,770,258
	Mouchel Group P.L.C.	469,006	784,696
*	National Express Group P.L.C.	1,546,006	6,068,587
*	Northgate P.L.C.	357,756	1,570,175
	PayPoint P.L.C.	89,092	498,010
	PV Crystalox Solar P.L.C.	822,077	667,027
	Qinetiq P.L.C.	2,180,065	4,431,565
	Regus P.L.C.	3,178,152	4,272,768
*	Rentokil Initial P.L.C.	3,558,906	5,389,807
	Ricardo P.L.C.	217,815	1,007,175
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,960,014
	ROK P.L.C.	723,316	208,627
	Rotork P.L.C.	348,025	9,946,513
	RPS Group P.L.C.	788,615	2,837,017
	Senior P.L.C.	1,671,692	3,930,199
	Severfield-Rowen P.L.C.	351,952	1,692,676
	Shanks Group P.L.C.	1,694,562	3,328,286
*	SIG P.L.C.	1,875,175	3,776,971
	Smart (J) & Co. (Contractors)	22,500	150,969
	Speedy Hire P.L.C.	454,344	200,056
	Spirax-Sarco Engineering P.L.C.	301,608	9,103,785
	Stagecoach Group P.L.C.	1,910,724	6,327,569

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Sthree P.L.C.	299,337	$1,714,164
#	T Clarke P.L.C.	148,717	267,890
	Tarsus Group P.L.C.	212,372	365,581
#	Travis Perkins P.L.C.	794,657	13,144,880
	Tribal Group P.L.C.	132,810	94,264
*	Trifast P.L.C.	359,985	287,847
	UK Mail Group P.L.C.	198,089	1,038,146
	Ultra Electronics Holdings P.L.C.	267,145	7,077,443
	Umeco P.L.C.	196,406	1,349,541
*	Volex Group P.L.C.	229,354	1,342,304
	Vp P.L.C.	167,463	606,015
	Weir Group P.L.C. (The)	362,747	10,078,080
	Wincanton P.L.C.	479,763	1,301,854
	WSP Group P.L.C.	262,651	1,454,300
	XP Power, Ltd. P.L.C.	73,546	1,200,383
Total Industrials			339,725,291

Information Technology — (10.7%)
	Acal P.L.C.	104,729	449,977
	Alphameric P.L.C.	127,141	47,923
*	Alterian P.L.C.	179,139	585,812
	Anite P.L.C.	1,166,924	1,105,051
	Aveva Group P.L.C.	274,171	6,905,117
	Computacenter P.L.C.	423,790	2,552,323
*	CSR P.L.C.	636,726	3,547,188
	Dialight P.L.C.	111,362	893,527
	Diploma P.L.C.	455,202	1,976,514
	Domino Printing Sciences P.L.C.	455,803	4,621,639
*	E2V Technologies P.L.C.	252,397	357,161
	Electrocomponents P.L.C.	1,576,293	6,547,782
	Fidessa Group P.L.C.	129,875	3,123,761
	Halma P.L.C.	1,461,044	8,182,031
*	Imagination Technologies Group P.L.C.	882,944	4,955,342
*	Innovation Group P.L.C.	3,208,091	752,277
	Kewill P.L.C.	368,863	506,227
*	Kofax P.L.C.	317,667	1,476,913
	Laird P.L.C.	850,173	2,299,658
	Logica P.L.C.	5,843,820	11,969,715
	Micro Focus International P.L.C.	520,037	3,156,705
#*	Misys P.L.C.	1,833,430	9,787,654
*	Moneysupermarket.com Group P.L.C.	125,063	152,619
	Oxford Instruments P.L.C.	193,856	2,117,239
	Phoenix IT Group, Ltd. P.L.C.	201,507	844,175
	Premier Farnell P.L.C.	1,379,926	6,174,544
	Psion P.L.C.	499,513	740,591
	Renishaw P.L.C.	180,171	3,459,225
	RM P.L.C.	363,499	977,390
*	SDL P.L.C.	316,996	3,208,047
	Spectris P.L.C.	490,382	10,022,443
	Spirent Communications P.L.C.	2,461,978	5,678,808
*	Telecity Group P.L.C.	473,987	3,486,985
	TT electronics P.L.C.	602,855	1,624,100
#	Vislink P.L.C.	588,460	227,576
*	Wolfson Microelectronics P.L.C.	481,057	2,179,166
	Xaar P.L.C.	251,590	927,730
	Xchanging P.L.C.	677,924	1,327,333
Total Information Technology			118,948,268

Materials — (5.9%)
	British Polythene Industries P.L.C.	102,332	378,023
	Carclo P.L.C.	214,230	789,922

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
*	Centamin Egypt, Ltd.	292,392	$806,568
	Croda International P.L.C.	484,717	12,269,989
	DS Smith P.L.C.	1,591,931	5,023,864
	Elementis P.L.C.	1,858,096	4,122,181
	Ferrexpo P.L.C.	707,901	4,604,608
	Filtrona P.L.C.	704,266	2,666,863
*	Gem Diamonds, Ltd. P.L.C.	394,708	1,553,208
	Hill & Smith Holdings P.L.C.	275,101	1,188,114
#	Hochschild Mining P.L.C.	433,171	4,351,924
*	International Ferro Metals, Ltd.	117,609	53,494
*	Inveresk P.L.C.	125,000	3,216
	Marshalls P.L.C.	663,707	1,082,072
	Mondi P.L.C.	1,078,021	8,671,421
	Petropavlovsk P.L.C.	362,770	6,496,376
	Porvair P.L.C.	146,460	246,223
	RPC Group P.L.C.	383,195	1,878,375
#*	Talvivaara Mining Co. P.L.C.	17,471	162,938
	Victrex P.L.C.	321,880	7,454,008
#	Yule Catto & Co. P.L.C.	505,169	1,584,642
	Zotefoams P.L.C.	96,852	210,193
Total Materials			65,598,222

Telecommunication Services — (2.0%)
	Cable & Wireless Communications P.L.C.	8,706,366	6,619,550
	Cable & Wireless Worldwide P.L.C.	5,755,193	5,910,379
*	Colt Group SA	1,213,428	2,602,906
	Kcom Group P.L.C.	2,504,455	2,282,754
	TalkTalk Telecom Group P.L.C.	1,383,432	3,457,002
	Telecom Plus P.L.C.	254,695	1,795,585
Total Telecommunication Services			22,668,176

Utilities — (2.7%)
	Dee Valley Group P.L.C.	12,109	201,086
*	Drax Group P.L.C.	1,309,926	7,545,235
	Northumbrian Water Group P.L.C.	1,823,866	9,415,214
	Pennon Group P.L.C.	1,238,787	12,387,122
Total Utilities			29,548,657
TOTAL COMMON STOCKS			1,076,790,634
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
	Rea Holdings P.L.C.	2,461	4,247
RIGHTS/WARRANTS — (0.1%)
*	Management Consulting Group P.L.C. Warrants 12/31/11	52,718	7,397
*	Oxford Biomedica P.L.C. Rights 01/06/11	471,787	4,413
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe P.L.C. Litigation Notes	319,285	—
*	Yule Catto & Co. P.L.C. Rights 01/17/11	673,559	926,747
TOTAL RIGHTS/WARRANTS			938,557

		Face
		Amount
		(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/11 (Collateralized by
	$130,000 FNMA 2.24%, 07/06/15, valued at $133,413) to be repurchased at $128,003	$128	128,000

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (3.5%)
§@ DFA Short Term Investment Fund	35,629,803	$35,629,803
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%,
01/03/11 (Collateralized by $127,565,063 FNMA 7.000%, 08/01/38,
valued at $3,969,601)## to be repurchased at $3,887,722	$3,888	3,887,631
TOTAL SECURITIES LENDING COLLATERAL		39,517,434

TOTAL INVESTMENTS — (100.0%)
(Cost $987,215,274)^		$1,117,378,872

____________________
^ The cost for federal income tax purposes is $991,793,149.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (86.0%)
AUSTRIA — (2.5%)
#	Agrana Beteiligungs AG	17,197	$1,792,941
	Andritz AG	112,592	10,369,987
#*	A-TEC Industries AG	21,828	108,591
	Austria Email AG	715	8,734
*	Austria Technologie & Systemtechnik AG	11,476	264,341
*	Austriamicrosystems AG	30,945	1,479,620
	BKS Bank AG	3,120	76,506
#	BWIN Interactive Entertainment AG	82,345	3,254,061
	BWT AG	27,601	811,827
#*	CA Immobilien Anlagen AG	130,641	2,080,889
	CAT Oil AG	40,663	406,637
*	EAG-Beteiligungs AG	1,650	7,153
#	EVN AG	53,538	893,481
#	Flughafen Wien AG	40,598	2,773,623
*	Frauenthal Holding AG	12,084	176,114
*	Intercell AG	104,732	1,623,350
	Josef Manner & Co. AG	870	58,129
	Kapsch TrafficCom AG	5,796	558,364
	Lenzing AG	32,907	3,837,432
	Mayr-Melnhof Karton AG	31,265	3,643,239
	Oberbank AG	37,973	2,281,385
#	Oesterreichischen Post AG	98,332	3,251,634
*	Palfinger AG	45,976	1,765,207
#*	Polytec Holding AG	9,404	57,809
*	RHI AG	93,231	3,676,726
	Rosenbauer International AG	11,816	591,121
*	S&T System Integration & Technology Distribution AG	6,404	45,654
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	2,784,086
	Semperit Holding AG	24,088	1,271,452
*	Sparkassen Immobilien AG	58,185	410,738
	Strabag SE	95,319	2,619,854
	UBM Realitaetenentwicklung AG	1,440	61,596
#	Uniqa Versicherungen AG	184,842	3,642,372
*	Warimpex Finanz und Beteiligungs AG	10,047	35,938
*	Wienerberger AG	212,513	4,064,740
	Wolford AG	11,165	368,134
	Zumtobel AG	78,928	2,209,767
TOTAL AUSTRIA			63,363,232

BELGIUM — (3.2%)
*	Ablynx NV	19,271	205,145
	Ackermans & van Haaren NV	81,854	6,834,984
*	Agfa-Gevaert NV	491,805	2,106,469
*	Arseus NV	8,721	132,615
*	Atenor Group NV	236	10,571
	Banque Nationale de Belgique SA	952	4,428,523
*	Barco NV	53,143	3,432,886
	Bekaert SA	84,529	9,700,006
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	261,775
	Compagnie d’Entreprises SA	41,428	2,975,616
*	Compagnie du Bois Sauvage SA	87	8
	Compagnie Immobiliere de Belgique SA	10,535	444,552
	Compagnie Maritime Belge SA	61,365	1,892,955
#*	Deceuninck NV	247,412	605,374
#*	Devgen NV	10,607	68,159
	D’ieteren SA	129,060	8,140,302
#	Duvel Moorgat SA	8,799	822,775
	Econocom Group SA	65,485	875,522

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
BELGIUM — (Continued)
#	Elia System Operator SA NV	124,286	$4,764,364
	Euronav SA	86,554	1,469,611
	EVS Broadcast Equipment SA	16,542	1,059,561
	Exmar NV	127,551	917,460
	Floridienne SA	2,033	367,035
*	Galapagos NV	38,107	605,741
	Gimv NV	13,874	757,445
	Hamon & Compagnie International SA	3,754	134,909
	Henex SA	7,487	435,516
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	242,547
*	Ion Beam Applications SA	74,962	830,285
	Jensen-Group NV	12,030	171,407
	Kinepolis Group NV	5,432	370,232
	Lotus Bakeries NV	1,361	736,475
#	Melexis NV	88,696	1,596,441
#	Nyrstar NV	233,455	3,499,733
	Omega Pharma SA	82,044	3,937,789
#*	Option NV	38,430	29,840
*	Picanol NV	16,620	237,596
*	RealDolmen NV	6,066	121,113
	Recticel SA	52,387	555,485
	Resilux SA	4,095	314,479
	Rosier SA	655	266,921
*	Roularta Media Group NV	5,864	201,541
*	SAPEC SA	3,531	236,670
	Sioen Industries NV	52,140	514,034
	Sipef NV	24,100	2,287,944
#*	Spector Photo Group SA	11,235	9,453
*	Systemat-Datarelay SA	26,232	200,509
	Telenet Group Holding NV	148,890	5,866,080
	Ter Beke NV	2,281	182,172
	Tessenderlo Chemie NV	94,781	3,445,394
#*	ThromboGenics NV	38,712	1,189,641
#*	TiGenix NV	22,164	37,317
#	Van de Velde NV	27,539	1,457,322
	VPK Packaging Group SA	12,084	455,171
TOTAL BELGIUM			82,443,470

DENMARK — (2.6%)
*	Aarhus Lokalbank A.S.	8,030	50,253
*	Aktieselskabet Skjern Bank A.S.	3,276	93,526
#	Alk-Abello A.S.	18,126	1,043,570
*	Alm Brand A.S. New Issue 10	248,040	631,434
#*	Alm. Brand A.S.	27,560	70,241
*	Amagerbanken A.S.	647,900	388,078
*	Ambu A.S.	22,100	639,423
	Arkil Holdings A.S. Series B	780	73,638
	Auriga Industries A.S. Series B	53,974	894,420
#*	Bang & Olufsen Holdings A.S.	110,439	1,151,905
*	Bavarian Nordic A.S.	29,869	1,315,805
#*	BoConcept Holding A.S.	5,650	178,063
	Brodrene Hartmann A.S. Series B	11,730	159,873
#*	Brondbyernes IF Fodbold A.S. Series B	15,450	67,577
	D/S Norden A.S.	81,294	2,955,022
#*	Dalhoff, Larson & Horneman A.S. Series B	34,372	188,888
*	Dantherm Holding A.S.	4,623	14,901
*	DFDS A.S.	11,236	844,387
*	DiBa Bank A.S.	2,300	24,073
*	Djursland Bank A.S.	8,970	266,884
	East Asiatic Co., Ltd. A.S.	52,687	1,701,716
	F.E. Bording A.S.	600	51,631

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
DENMARK — (Continued)
*	Fionia Holding A.S.	17,880	$ —
	Fluegger A.S. Series B	4,198	315,416
#*	Genmab A.S.	113,251	1,326,793
*	GN Store Nord A.S.	711,966	6,504,240
*	GPV Industi A.S.	2,200	11,832
#*	Greentech Energy Systems A.S.	155,360	449,594
*	Gronlandsbanken A.S.	768	65,414
#*	H&H International A.S. Series B	17,280	163,578
#	Harboes Bryggeri A.S.	12,252	330,714
	Hojgaard Holding A.S. Series B	2,750	84,852
#	IC Companys A.S.	33,305	1,673,830
*	Incentive A.S.	3,575	11,857
	Jeudan A.S.	4,620	337,544
*	Jyske Bank A.S.	87,656	4,090,771
*	Lan & Spar Bank A.S.	5,150	254,058
*	Lastas A.S. Series B	11,200	74,291
*	Lollands Bank A.S.	750	26,914
#*	Mols-Linien A.S.	27,490	135,563
#*	NeuroSearch A.S.	69,661	1,185,160
#	NKT Holding A.S.	84,628	4,515,519
*	Nordjyske Bank A.S.	17,600	369,126
*	Norresundby Bank A.S.	7,350	241,287
	North Media A.S.	36,665	237,549
*	Ostjydsk Bank A.S.	2,554	173,435
#*	Parken Sport & Entertainment A.S.	32,936	608,375
	Per Aarsleff A.S. Series B	5,975	445,362
*	Ringkjoebing Landbobank A.S.	15,579	2,015,759
	Roblon A.S. Series B	540	64,852
#	Rockwool International A.S.	8,151	1,018,401
#*	Royal Unibrew A.S.	31,222	1,858,198
*	Salling Bank A.S.	430	28,140
*	Sanistal A.S. Series B	296	2,974
	Satair A.S.	8,926	541,855
	Schouw & Co. A.S.	70,768	1,698,190
	SimCorp A.S.	16,997	2,731,539
*	Sjaelso Gruppen A.S.	62,941	120,841
*	SKAKO A.S.	2,565	12,370
	Solar Holdings A.S. Series B	12,665	963,307
*	Spar Nord Bank A.S.	119,700	1,308,486
*	Sparbank A.S.	10,930	153,041
*	Sparekassen Faaborg A.S.	1,972	282,668
*	Sydbank A.S.	231,033	6,283,716
	Thrane & Thrane A.S.	13,593	580,592
	Tivoli A.S.	969	564,449
#*	TK Development A.S.	139,703	598,115
#*	Topdanmark A.S.	50,027	6,613,440
#*	TopoTarget A.S.	378,484	241,874
#*	Torm A.S.	88,510	620,393
*	Vestfyns Bank A.S.	680	70,776
*	Vestjysk Bank A.S.	27,295	333,955
TOTAL DENMARK			65,146,313

FINLAND — (5.7%)
#	Ahlstrom Oyj	12,089	239,500
#*	Aldata Solutions Oyj	194,535	133,027
	Alma Media Oyj	277,852	3,076,521
*	Amanda Capital Oyj	67,120	154,885
	Amer Sports Oyj Series A	326,751	4,546,465
	Aspo Oyj	68,141	752,758
#	Atria P.L.C.	13,181	158,689
	Bank of Aland P.L.C.	17,663	469,568

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FINLAND — (Continued)
	BasWare Oyj	34,550	$1,145,558
*	Biotie Therapies Corp. Oyj	265,590	178,495
#	Cargotec Oyj Series B	109,737	5,722,823
*	Componenta Oyj	34,813	279,463
#	Comptel P.L.C.	324,863	298,355
*	Cramo Oyj	119,766	3,057,464
#	Digia P.L.C.	55,020	369,644
*	Efore Oyj	114,965	113,886
*	Elcoteq SE	3,041	4,724
*	Elektrobit Corp. Oyj	2,476	2,226
	Elisa Oyj	276,614	6,022,448
	Etteplan Oyj	62,600	229,523
#*	Finnair Oyj	216,302	1,455,625
*	Finnlines Oyj	124,906	1,332,745
	Fiskars Oyj Abp Series A	181,663	4,208,296
#	F-Secure Oyj	444,369	1,185,122
*	GeoSentric Oyj	244,900	3,273
*	Glaston Oyj Abp	131,940	200,481
	HKScan Oyj	77,449	740,192
	Huhtamaki Oyj	345,189	4,765,889
#	Ilkka-Yhtyma Oyj	60,256	660,058
	KCI Konecranes Oyj	232,703	9,614,969
#	Kemira Oyj	294,454	4,614,379
	Kesko Oyj	113,158	5,287,922
	Laennen Tehtaat Oyj	18,920	441,749
	Lassila & Tikanoja Oyj	117,954	2,322,480
*	Lemminkainen Oyj	16,696	581,152
*	M-Real Oyj Series B	1,549,706	5,281,384
	Neo Industrial Oyj	16,652	124,427
	Nokian Renkaat Oyj	83,303	3,060,796
	Nordic Aluminium Oyj	10,440	396,891
	Okmetic Oyj	54,904	387,485
	Olvi Oyj Series A	31,354	1,286,231
	Oriola-KD Oyj Series A	5,045	21,565
	Oriola-KD Oyj Series B	256,906	1,098,902
	Orion Oyj Series A	104,708	2,298,352
#	Orion Oyj Series B	253,721	5,554,602
#	Outokumpu Oyj	360,133	6,675,706
	Outotec Oyj	41,373	2,563,241
	PKC Group Oyj	48,390	995,391
	Pohjola Bank P.L.C.	372,375	4,467,427
#	Ponsse Oyj	22,814	329,416
#	Poyry Oyj	179,728	2,196,415
	Raisio P.L.C.	462,617	1,739,508
#	Ramirent Oyj	299,709	3,942,607
	Rapala VMC Oyj	113,258	1,038,537
*	Rautaruukki Oyj Series K	238,627	5,603,340
*	Raute Oyj Series A	10,390	134,993
#	Ruukki Group Oyj	603,623	1,372,562
	Sanoma Oyj	162,312	3,520,340
	Scanfil Oyj	123,479	490,104
*	SRV Group P.L.C.	2,974	26,451
	Stockmann Oyj Abp Series A	43,914	1,724,216
#	Stockmann Oyj Abp Series B	99,920	3,792,117
*	Tecnomen Lifetree Oyj	2,061	1,657
	Teleste Oyj	53,559	315,337
#	Tieto Oyj	277,638	5,256,657
#*	Tikkurila Oyj	62,217	1,376,349
#*	Trainers’ House P.L.C.	107,200	51,498
	Tulikivi Oyj	79,440	122,956
	Turkistuottajat Oyj	8,490	158,131

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FINLAND — (Continued)
#	Uponor Oyj Series A	206,241	$3,816,783
	Vacon Oyj	42,777	2,235,808
	Vaisala Oyj Series A	39,132	1,074,230
	Viking Line Abp	10,400	446,425
#	Yit Oyj	207,318	5,180,500
TOTAL FINLAND			144,529,691

FRANCE — (10.7%)
#	Akka Technologies SA	6,655	132,546
	Ales Groupe SA	32,239	480,474
#*	Altamir Amboise SA	25,140	215,669
	ALTEN SA	64,193	2,110,230
#*	Altran Technologies SA	343,804	1,497,859
	April Group SA	70,725	1,997,240
#*	Archos SA	18,355	101,430
	Arkema SA	199,362	14,376,610
	Assystem SA	52,519	958,196
#*	Atari SA	14,902	53,997
*	Atos Origin SA	143,571	7,656,323
	Aubay SA	10,285	69,871
#	Audika SA	21,251	474,960
*	Aurea SA	3,551	33,606
*	Baccarat SA	1,090	238,838
	Banque Tarneaud SA	1,430	226,348
#*	Beneteau SA	172,729	3,657,459
#	Bigben Interactive SA	8,718	107,772
	Boiron SA	27,525	1,049,785
	Boizel Chanoine Champagne SA	6,606	520,718
	Bonduelle SCA	12,909	1,233,159
	Bongrain SA	15,028	1,209,313
#	Bourbon SA	155,755	7,233,518
*	Boursorama SA	22,297	235,662
*	Bull SA	289,386	1,319,990
	Burelle SA	3,894	1,040,547
*	Cafom SA	5,092	104,865
	Canal Plus SA	290,570	1,951,990
	CBo Territoria SA	28,320	152,224
*	Cegedim SA	16,591	912,145
	CEGID Group SA	1,992	60,377
*	Cie Generale de Geophysique-Veritas SA	178,317	5,443,523
	Ciments Francais SA	3,233	313,341
*	Club Mediterranee SA	63,302	1,309,437
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	95,716
*	CS Communication & Systemes SA	7,938	61,000
	Damartex SA	21,101	670,000
	Delachaux SA	26,973	2,164,619
#*	Derichebourg SA	548,515	3,823,186
*	Devoteam SA	8,224	215,818
*	Dynaction SA	14,655	154,580
#	EDF Energies Nouvelles SA	27,788	1,176,507
	Electricite de Strasbourg SA	21,994	3,322,029
	Entrepose Contracting SA	117	17,975
	Esso S.A.F.	8,945	1,200,881
	Establissements Maurel et Prom SA	305,061	4,306,354
*	Etam Developpement SA	386	18,806
*	Euler Hermes SA	36,906	3,523,303
*	Euro Disney SCA	49,062	270,308
*	Eurofins Scientific SA	4,524	326,101
#	Exel Industries SA	10,680	554,875
	Faiveley Transport SA	3,574	295,635
*	Faurecia SA	87,585	2,533,538

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (Continued)
	Fimalac SA	29,963	$1,283,066
	Fleury Michon SA	4,694	189,948
#*	Flo Groupe SA	29,358	192,032
*	GameLoft SA	20,003	146,174
*	Gascogne SA	6,907	350,915
	Gaumont SA	14,184	853,117
#*	GECI International SA	59,392	225,500
	Gemalto NV	149,247	6,357,823
	Gevelot SA	3,584	189,787
*	GFI Informatique SA	122,870	491,053
#	GIFI SA	7,360	572,420
	GL Events SA	16,106	550,858
#	GPE Groupe Pizzorno SA	5,200	125,123
	Groupe Crit SA	24,255	664,038
	Groupe Eurotunnel SA	2,501	22,009
*	Groupe Go Sport SA	1,695	26,375
	Groupe Gorge SA	18,510	197,589
	Groupe Guillin SA	1,200	101,837
*	Groupe Open SA	27,590	191,351
	Groupe Steria SCA	66,505	1,725,948
	Guerbet SA	5,824	510,781
#	Guyenne et Gascogne SA	25,083	2,711,974
#*	Haulotte Group SA	59,734	925,824
	Havas SA	1,165,955	6,068,976
#*	Hi-Media SA	10,913	51,054
#*	Idsud SA	2,227	86,249
*	IMS International Metal Service SA	2,337	40,581
	Ingenico SA	109,546	3,969,898
*	Inter Parfums SA	1,373	50,209
#	Ipsen SA	25,125	767,114
	Ipsos SA	84,878	4,031,401
*	Kaufman & Broad SA	4,383	134,939
	Korian SA	7,905	173,715
#	Laurent-Perrier SA	11,943	1,277,935
*	LDC SA	19	1,890
*	Lectra SA	83,499	467,352
	Lisi SA	16,055	1,079,394
	LVL Medical Groupe SA	18,786	358,452
	M6 Metropole Television SA	148,116	3,588,115
	Maisons France Confort SA	2,426	100,535
*	Manitou BF SA	46,187	1,069,533
	Manutan International SA	13,379	882,752
*	Meetic SA	8,430	182,904
#	Mersen SA	58,913	2,702,199
	MGI Coutier SA	2,753	127,235
#	Mr. Bricolage SA	23,846	462,213
#	Naturex SA	8,725	475,196
#	Neopost SA	88,903	7,753,111
#	Nexans SA	104,844	8,258,417
	Nexity SA	75,678	3,459,393
	Norbert Dentressangle SA	12,519	1,109,912
	NRJ Group SA	6,850	74,195
*	Oeneo SA	102,487	294,306
#	Orpea SA	96,748	4,478,666
	Osiatis SA	1,400	9,981
#*	PagesJaunes Groupe SA	384,634	3,497,589
	Paris Orleans et Cie SA	2,478	62,522
*	Parrot SA	15,776	508,326
	Pierre & Vacances SA	15,567	1,256,510
	Plastic Omnium SA	29,952	2,122,518
*	Plastivaloire SA	4,552	143,629

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (Continued)
	PSB Industries SA	8,438	$304,385
	Rallye SA	85,476	3,677,114
#*	Recylex SA	50,345	439,022
#	Remy Cointreau SA	77,795	5,508,788
*	Rexel SA	30,788	669,543
*	Rhodia SA	311,738	10,321,906
#	Robertet SA	3,167	456,598
*	Rodriguez Group SA	31,298	203,083
	Rougier SA	6,115	261,429
#	Rubis SA	33,838	3,942,908
*	S.T. Dupont SA	39,440	11,077
*	Sa des Ciments Vicat SA	9,335	779,510
	Sabeton SA	13,500	228,505
	Saft Groupe SA	60,919	2,244,551
	SAMSE SA	8,342	685,665
*	Sartorius Stedim Biotech SA	866	43,643
	SEB SA	59,139	6,150,290
#*	Seche Environnement SA	1,494	117,717
#	Sechilienne SA	56,504	1,437,042
	Securidev SA	2,500	84,161
	SeLoger.com SA	21,482	1,012,382
*	Sequana SA	32,188	501,617
	Signaux Girod SA	894	61,511
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	175,864
	Societe BIC SA	84,787	7,289,083
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	2,813,442
	Societe Pour l’Informatique Industrielle SA	40,908	256,944
	Societe Television Francaise 1 SA	171,170	2,975,662
#*	Soitec SA	365,404	3,962,226
#	Somfy SA	21,738	4,996,721
	Sopra Group SA	22,982	1,775,813
#	Stallergenes SA	34,717	2,737,500
#*	Ste Industrielle d’Aviation Latecoere SA	3,517	32,844
	Stef-TFE SA	28,838	1,499,725
	Sucriere de Pithiviers Le Vieil SA	1,745	1,920,459
*	Sword Group SA	7,395	225,728
	Synergie SA	32,941	853,766
#*	Technicolor SA	304,125	1,447,779
	Teleperformance SA	158,000	5,334,413
	Tessi SA	5,050	415,131
#*	Theolia SA	215,705	338,155
	Tonnellerie Francois Freres SA	3,839	143,675
*	Total Gabon SA	354	146,325
	Touax SA	484	19,078
	Toupargel Groupe SA	75	1,356
*	Transgene SA	3,683	68,965
*	Trigano SA	19,102	600,746
#*	UbiSoft Entertainment SA	196,028	2,097,402
	Union Financiere de France Banque SA	15,895	574,312
*	Valeo SA	232,962	13,222,026
	Viel et Compagnie SA	158,130	594,639
#	Vilmorin & Cie SA	18,821	2,144,763
	Virbac SA	16,426	2,856,599
	VM Materiaux SA	6,914	380,635
	Vranken Pommery Monopole SA	13,094	580,971
	Zodiac Aerospace SA	105,911	7,963,856
*	Zueblin Immobiliere France SA	1,285	6,313
TOTAL FRANCE			272,591,074

GERMANY — (12.8%)
	A.S. Creation Tapeton AG	6,853	256,520

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
*	AAP Implantate AG	47,250	$69,315
*	Aareal Bank AG	302,222	9,191,420
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	498
*	ADVA AG Optical Networking	120,254	943,673
	Agrob Immobilien AG	5,800	74,709
#*	Air Berlin P.L.C.	107,677	530,846
#	Aixtron AG	314,748	11,729,305
*	Aligna AG	318,087	42,636
	Amadeus Fire AG	16,192	617,706
	Andreae-Noris Zahn AG	26,412	1,019,833
#*	Arques Industries AG	74,233	339,702
#	Asian Bamboo AG	26,935	1,415,286
*	Augusta Technologie AG	26,396	552,684
	Aurubis AG	144,707	8,440,854
	Baader Bank AG	132,511	542,570
*	Balda AG	120,860	1,103,562
#*	Bauer AG	19,385	906,123
#	BayWa AG	10,824	505,863
	Bechtle AG	39,024	1,558,673
*	Bertrandt AG	22,607	1,665,571
*	Beta Systems Software AG	8,550	31,610
	Bilfinger Berger SE	162,980	13,617,189
*	Biolitec AG	26,843	144,849
	Biotest AG	20,784	1,361,005
*	BKN International AG	33,408	1,696
*	BMP AG	43,868	52,135
#*	Borussia Dortmund GmbH & Co. KGaA	208,512	702,164
	Carl Zeiss Meditec AG	74,040	1,406,946
	CENIT AG	470	3,654
*	Centrosolar Group AG	20,542	138,871
*	Centrotec Sustainable AG	41,054	878,629
#*	Centrotherm Photovoltaics AG	26,061	939,439
	Cewe Color Holding AG	13,917	621,156
	Comdirect Bank AG	131,903	1,267,381
#	CompuGroup Medical AG	14,015	207,934
#*	Conergy AG	370,951	244,432
#*	Constantin Medien AG	314,299	734,163
	CropEnergies AG	12,945	98,533
#	CTS Eventim AG	50,168	3,094,530
*	Curanum AG	83,165	266,974
#*	D. Logistics AG	113,203	234,268
#	DAB Bank AG	130,043	745,007
*	Data Modul AG	11,455	204,572
*	Delticom AG	1,235	110,103
*	Demag Cranes AG	48,370	2,340,643
*	Deutsche Beteiligungs AG	15,537	434,060
*	Deutsche Wohnen AG	68,918	962,122
*	Deutz AG	249,610	2,077,143
*	Dialog Semiconductor P.L.C.	151,843	3,453,475
*	Dierig Holding AG	10,500	153,144
	Douglas Holding AG	100,341	5,628,178
*	Dr. Hoenle AG	14,858	174,854
	Drillisch AG	148,359	1,221,127
#*	Duerr AG	34,299	1,084,756
	DVB Bank SE	173,470	5,781,848
	Eckert & Ziegler AG	6,924	243,917
	Elexis AG	32,938	582,124
*	Elmos Semiconductor AG	34,592	433,750
#	ElreingKlinger AG	96,945	3,340,554
#*	Epigenomics AG	27,680	75,130
	Erlus AG	2,970	114,500

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
#*	Euromicron AG	6,147	$177,398
#	Euwax AG	17,978	1,212,891
*	Evotec AG	1,165,338	4,508,196
#	Fielmann AG	56,670	5,370,709
*	FJA AG	217	525
#	Freenet AG	346,365	3,673,213
	Fuchs Petrolub AG	46,541	6,135,526
	GBW AG	28,417	524,264
*	Gerresheimer AG	82,421	3,523,823
#	Gerry Weber International AG	42,943	2,130,846
	Gesco AG	9,182	647,934
	GFK SE	68,806	3,400,552
#	GFT Technologies AG	66,050	368,423
	Gildemeister AG	99,621	2,215,790
*	Grammer AG	25,920	638,573
	Grenkeleasing AG	31,484	1,572,458
*	H&R WASAG AG	15,594	438,926
	Hamborner REIT AG	31,350	323,914
	Hamburger Hafen und Logistik AG	50,236	2,317,839
*	Hansa Group AG	146,815	731,761
	Hawesko Holding AG	19,463	766,742
*	Heidelberger Druckmaschinen AG	693,936	3,435,534
*	Homag Group AG	10,959	243,073
*	IKB Deutsche Industriebank AG	21,843	20,180
	Indus Holding AG	41,674	1,222,357
	Innovation in Traffic Systems AG	23,949	476,328
	Interseroh SE	21,642	1,270,724
#*	Intershop Communications AG	62,598	160,805
	Isra Vision Systems AG	10,917	250,769
#*	IVG Immobilien AG	480,972	4,162,880
*	Jenoptik AG	153,250	1,097,009
*	Kampa AG	35,505	6,881
#*	Kloeckner & Co. SE	212,852	5,973,266
*	Koenig & Bauer AG	4,664	109,958
#	Kontron AG	176,510	1,858,275
#*	Krones AG	69,323	4,349,981
	KSB AG	3,632	2,812,211
#*	Kuka AG	97,095	2,153,283
#	KWS Saat AG	17,224	3,354,867
	Leifheit AG	12,500	290,769
*	Leoni AG	108,940	4,730,020
#	Loewe AG	25,187	230,415
*	LPKF Laser & Electronics AG	20,347	331,414
#*	Manz Automation AG	4,125	278,393
#*	MasterFlex AG	7,812	41,861
*	Masterflex AG Issue 10	7,812	41,747
*	Maxdata Computer AG	94,120	15,219
	Mediclin AG	119,554	676,475
#*	Medigene AG	87,499	233,805
	Medion AG	81,672	1,473,594
*	Mensch und Maschine Software AG	27,532	154,909
#	MLP AG	205,563	2,090,329
*	Mologen AG	22,062	252,628
#*	Morphosys AG	57,456	1,421,693
	MTU Aero Engines Holding AG	165,906	11,077,734
	Muehlbauer Holding & Co. AG	14,905	775,501
#	MVV Energie AG	114,055	4,247,235
	Nemetschek AG	23,340	980,801
*	Nexus AG	33,813	204,371
#*	Nordex SE	104,915	773,700
#	OHB Technology AG	35,659	795,264

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
	Oldenburgische Landesbank AG	4,234	$208,721
	P&I Personal & Informatik AG	17,889	651,369
*	Patrizia Immobilien AG	10,090	51,301
	Pfeiffer Vacuum Technology AG	32,328	3,762,805
#*	Pfleiderer AG	158,664	519,054
*	Phoenix Solar AG	10,980	346,867
*	PNE Wind AG	167,451	341,768
	Praktiker Bau-und Heimwerkermaerkte Holding AG	181,034	1,922,419
*	Progress-Werk Oberkirch AG	6,250	296,513
#	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	670,564
	PVA TePla AG	46,019	251,940
#*	Q-Cells SE	226,583	758,016
#*	QSC AG	287,340	1,266,620
	R. Stahl AG	14,410	523,175
	Rational AG	14,646	3,154,557
	REALTECH AG	13,541	159,072
	Renk AG	18,838	1,752,541
	Repower Systems AG	5,276	801,731
	Rheinmetall AG	111,360	8,861,341
	Rhoen-Klinikum AG	379,608	8,317,496
#*	Roth & Rau AG	15,929	262,899
	Ruecker AG	18,949	324,923
#	S.A.G. Solarstrom AG	8,882	48,965
*	Schaltbau Holding AG	1,059	80,597
*	Sedo Holding AG	69,691	341,276
*	Sektkellerei Schloss Wachenheim AG	14,520	154,878
*	SER Systems AG	9,400	452
#*	SGL Carbon SE	217,830	7,903,274
*	Silicon Sensor International AG	1,934	22,413
#*	Singulus Technologies AG	189,731	1,134,368
	Sinner AG	2,660	57,352
	Sixt AG	38,804	1,949,975
*	SKW Stahl-Metallurgie Holding AG	12,802	345,607
#*	Sky Deutschland AG	677,669	1,529,702
*	SM Wirtschaftsberatungs AG	18,841	127,260
	Software AG	70,053	10,176,622
#*	Solar Millennium AG	34,471	930,619
*	Solar-Fabrik AG	6,039	36,954
#*	Solarworld AG	285,203	2,846,155
#*	Solon SE	25,350	73,970
	Stada Arzneimittel AG	173,213	5,893,387
	STINAG Stuttgarter Invest AG	35,003	877,892
*	Stoehr & Co. AG	6,000	21,219
#	Stratec Biomedical Systems AG	26,506	1,131,543
	Sued-Chemie AG	28,301	4,669,249
	Suedzucker AG	7,437	197,769
*	Sunways AG	15,188	80,705
*	Suss Microtec AG	59,969	734,253
	Symrise AG	305,681	8,355,340
	Syzygy AG	30,656	146,968
*	TAG Immobilien AG	54,862	466,449
	Takkt AG	126,507	1,895,528
	TDS Informationstechnologie AG	89,063	505,367
#	Telegate AG	20,500	192,870
#*	Tipp24 SE	3,229	122,837
	Tognum AG	190,869	5,024,468
*	Tomorrow Focus AG	113,715	549,739
#*	TUI AG	468,655	6,533,622
#	UMS United Medical Systems International AG	22,300	199,201
	Umweltbank AG	17,805	413,156
	United Internet AG	167,408	2,686,935

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
	VBH Holding AG	9,415	$53,807
*	Verbio AG	45,505	250,741
#*	Versatel AG	12,209	79,510
#	Vossloh AG	35,932	4,551,505
*	VTG AG	14,769	295,529
*	Wacker Neuson SE	30,872	527,564
*	Wanderer-Werke AG	7,903	1,637
*	Washtec AG	926	11,065
	Wincor Nixdorf AG	112,151	9,180,644
#	Wirecard AG	264,258	3,574,471
	Wuerttembergische Lebensversicherung AG	27,308	673,914
	Wuerttembergische Metallwarenfabrik AG	29,451	1,076,018
*	XING AG	4,210	204,465
#	Zhongde Waste Technology AG	2,889	44,170
TOTAL GERMANY			325,662,143

GREECE — (2.1%)
	Aegean Airlines S.A.	5,746	16,538
*	Aegek S.A.	120,000	36,711
*	Agricultural Bank of Greece S.A.	608,736	602,443
	Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	439,886	306,160
*	Alfa Alfa Energy S.A.	3,810	7,077
*	Alpha Bank A.E.	222,386	1,130,540
*	Altec Holdings S.A. IT & Communication Systems	80,278	8,621
*	Alumil Aluminum Industry S.A.	52,526	39,369
*	Alysida S.A.	2,376	6,322
*	Anek Lines S.A.	605,331	154,136
*	Astir Palace Hotels S.A.	93,886	239,763
*	Athens Medical Center S.A.	150,874	121,038
*	Atlantic Supermarkets S.A.	35,080	7,969
*	Attica Bank S.A.	184,869	231,923
*	Atti-Kat S.A.	56,554	5,291
	Autohellas S.A.	83,520	174,045
*	Babis Vovos International Construction S.A.	59,807	128,057
*	Balafas S.A.	15,200	3,859
*	Balkan Real Estate S.A.	41,970	24,122
#	Bank of Cyprus Public Co., Ltd. S.A.	1,180,907	4,075,752
	Bank of Greece S.A.	74,025	2,862,624
	Centric Multimedia S.A.	6,026	3,387
*	Daios Plastics S.A.	16,350	125,330
	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	207,001	166,317
*	EFG Eurobank Ergasias S.A.	389,237	1,953,821
*	Elastron S.A.	110,794	100,756
*	Elbisco Holding S.A.	28,098	23,280
	Elektrak S.A.	38,037	90,734
*	Elektroniki Athinon S.A.	34,490	16,272
	Ellaktor S.A.	522,735	2,342,711
*	Emporiki Bank of Greece S.A.	5,563	12,265
*	Etma Rayon S.A.	11,242	21,182
	Euro Reliance General Insurance Co. S.A.	54,730	45,315
*	Euromedica S.A.	67,698	138,827
	EYDAP Athens Water Supply & Sewage Co. S.A.	82,108	508,229
	F.G. Europe S.A.	4,536	3,026
	Folli-Follie S.A.	37,885	928,140
*	Forthnet S.A.	254,703	201,242
	Fourlis Holdings S.A.	131,153	985,164
	Frigoglass S.A.	89,562	1,195,521
	GEK Terna S.A.	271,328	1,190,378
*	Geniki Bank S.A.	31,074	88,209
*	Halkor S.A.	226,556	188,014
*	Hellenic Cables S.A.	65,236	82,941

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GREECE — (Continued)
*	Hellenic Duty Free Shops S.A.	98,334	$629,081
	Hellenic Exchanges S.A.	204,708	1,341,186
	Hellenic Petroleum S.A.	302,750	2,374,919
*	Hellenic Sugar Industry S.A.	78,005	77,346
	Heracles General Cement Co. S.A.	77,436	465,614
	Iaso S.A.	206,042	330,981
	Inform P. Lykos S.A.	35,570	50,433
*	Informatics S.A.	3,778	1,565
*	Intracom Holdings S.A.	197,993	114,036
*	Intracom Technical & Steel Constructions S.A.	86,337	76,277
	Intralot SA-Integrated Lottery Systems & Services S.A.	308,838	1,028,324
*	Ionian Hotel Enterprises S.A.	16,914	316,433
*	Ipirotiki Software & Publications S.A.	22,110	57,319
*	JUMBO S.A.	153,358	1,012,760
	Karelia Tobacco Co., Inc. S.A.	5,787	508,799
*	Kathimerini Publishing S.A.	47,170	306,265
*	Lambrakis Press S.A.	115,149	69,207
*	Lamda Development S.A.	905	4,731
*	Lan-Net S.A.	12,688	20,346
*	Lavipharm S.A.	96,324	55,533
	Loulis Mills S.A.	41,702	93,064
	Marfin Investment Group S.A.	1,698,734	1,592,873
#	Marfin Popular Bank Public Co., Ltd. S.A.	1,086,173	1,672,095
	Metka S.A.	97,586	1,229,690
	Michaniki S.A.	165,545	72,988
	Motor Oil (Hellas) Corinth Refineries S.A.	145,918	1,464,240
*	Mytilineos Holdings S.A.	324,571	1,920,093
*	Neorion Holdings S.A.	17,652	15,387
*	Pegasus Publishing S.A.	95,510	79,431
#*	Piraeus Bank S.A.	1,077,031	5,262,925
*	Piraeus Port Authority S.A.	17,752	273,437
*	Promota Hellas S.A.	8,860	2,723
*	Proton Bank S.A.	141,214	130,536
*	Real Estate Development & Services S.A.	94,497	78,300
	S&B Industrial Minerals S.A	68,336	370,164
*	Sanyo Hellas S.A.	23,637	4,694
	Sarantis S.A.	74,884	300,693
*	Selected Textile S.A.	87,690	41,027
*	Sfakianakis S.A.	91,320	50,033
*	Sidenor Steel Products Manufacturing Co. S.A.	3,844	12,858
*	Spyroy Agricultural Products S.A.	61,348	42,604
*	T Bank S.A.	228,007	70,159
*	Technical Olympic S.A.	2,237	3,653
*	Teletypos S.A. Mega Channel	77,669	174,182
	Terna Energy S.A.	94,920	387,439
*	Themeliodomi S.A.	37,422	18,503
	Thessaloniki Port Authority S.A.	6,936	96,504
	Thessaloniki Water Supply & Sewage Co S.A.	8,309	44,376
	Thrace Plastics Co. S.A.	109,280	73,000
	Titan Cement Co. S.A.	162,137	3,562,483
*	TT Hellenic Postbank S.A.	695,353	2,729,392
*	Varvaressos S.A.-European Spinning Mills	36,350	7,772
*	Viohalco S.A.	409,999	2,223,532
TOTAL GREECE			53,535,426

IRELAND — (2.4%)
	Abbey P.L.C.	84,370	567,346
*	Aer Lingus Group P.L.C.	725,316	1,048,356
*	Allied Irish Banks P.L.C.	1,323,599	520,337
*	Aminex P.L.C.	496,086	73,483
	C&C Group P.L.C. (B010DT8)	399,607	1,805,893

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
IRELAND — (Continued)
	C&C Group P.L.C. (B011Y09)	938,559	$4,243,648
	DCC P.L.C.	308,989	9,749,205
	Donegal Creameries P.L.C.	26,085	139,219
*	Dragon Oil P.L.C.	1,347,570	11,293,777
*	Elan Corp. P.L.C.	74,754	421,478
	FBD Holdings P.L.C.	125,728	1,045,861
	Fyffes P.L.C.	1,020,533	504,586
	Glanbia P.L.C. (0066950)	700,613	3,444,934
	Glanbia P.L.C. (4058629)	49,518	243,455
	Grafton Group P.L.C.	430,968	1,986,604
	Greencore Group P.L.C. (0386410)	615,927	1,046,344
*	Greencore Group P.L.C. (5013832)	134,759	228,901
	IFG Group P.L.C.	337,495	587,462
*	Independent News & Media P.L.C. (B59HWB1)	282,831	190,020
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	213,749
	Irish Continental Group P.L.C.	91,000	1,888,288
*	Irish Life & Permanent Group Holdings P.L.C.	117,549	169,349
*	Kenmare Resources P.L.C.	4,136,548	2,110,747
	Kingspan Group P.L.C. (0492793)	351,640	3,518,314
	Kingspan Group P.L.C. (4491235)	29,305	293,362
*	McInerney Holdings P.L.C.	697,135	29,345
	Paddy Power P.L.C.	180,573	7,407,880
*	Providence Resources P.L.C.	62,580	248,501
*	Smurfit Kappa Group P.L.C.	425,485	4,153,196
	Total Produce P.L.C.	871,395	436,118
	United Drug P.L.C. (3302480)	820,214	2,292,554
	United Drug P.L.C. (3335969)	2,500	7,017
TOTAL IRELAND			61,909,329

ISRAEL — (2.6%)
*	Africa Israel Investments, Ltd.	201,007	1,291,589
*	Africa Israel Residences, Ltd.	594	11,922
	Alon Holdings Blue Square, Ltd.	44,917	397,861
*	AL-ROV Israel, Ltd.	13,884	539,918
*	Alvarion, Ltd.	180,577	434,761
*	AudioCodes, Ltd.	120,341	703,042
*	Avgol Industries 1953, Ltd.	77,932	59,466
*	Azorim Investment Development & Construction Co., Ltd.	120	601
*	Biocell, Ltd.	19,162	272,461
*	BioLine RX, Ltd.	535,468	481,935
*	Clal Biotechnology Industries, Ltd.	146,663	777,874
	Clal Industries & Investments, Ltd.	265,185	2,145,091
	Clal Insurance Enterprise Holdings, Ltd.	79,102	2,283,782
*	Compugen, Ltd.	21,875	108,782
*	Dan Vehicle & Transportation DVT, Ltd.	293	2,911
*	Delek Automotive Systems, Ltd.	102,954	1,505,901
	Delta-Galil Industries, Ltd.	7,421	70,737
	Direct Insurance - I.D.I. Insurance Co., Ltd.	30,880	95,268
*	DS Apex Holdings, Ltd.	2,772	18,309
*	El Al Israel Airlines, Ltd.	420,427	195,867
*	Elbit Medical Imaging, Ltd.	53,265	706,975
	Electra (Israel), Ltd.	4,633	559,169
*	Elron Electronic Industries, Ltd.	57,768	310,898
*	Evogene, Ltd.	34,949	201,150
*	EZchip Semiconductor, Ltd.	28,072	797,510
	First International Bank Of Israel, Ltd.	98,118	1,486,837
*	FMS Enterprises Migun, Ltd.	10,300	288,574
*	Formula Systems, Ltd.	27,112	506,895
*	Frutarom Industries, Ltd.	150,986	1,586,414
*	Fundtech, Ltd.	8,027	133,514
*	Gilat Satellite Networks, Ltd.	28,247	143,095

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ISRAEL — (Continued)
*	Given Imaging, Ltd.	16,590	$242,141
*	Golf & Co., Ltd.	52,551	322,046
	Granite Hacarmel Investments, Ltd.	144,714	325,581
*	Hadera Paper, Ltd.	8,920	742,445
	Harel Insurance Investments & Finances, Ltd.	32,355	2,059,033
*	Hot Telecommunications Systems, Ltd.	80,968	1,366,865
*	Israel Discount Bank, Ltd.	903,397	2,056,620
*	Israel Land Development Co., Ltd. (The)	22,615	231,250
*	Ituran Location & Control, Ltd.	77,478	1,345,981
*	Jerusalem Oil Exploration, Ltd.	24,336	535,211
*	Kamada, Ltd.	110,315	822,028
	Maabarot Products, Ltd.	21,999	376,155
*	Makhteshim-Agan Industries, Ltd.	657,045	3,374,474
	Matrix IT, Ltd.	114,306	690,943
*	Mellanox Technologies, Ltd.	51,277	1,329,219
*	Menorah Mivtachim Holdings, Ltd.	96,261	1,387,188
*	Migdal Insurance & Financial Holding, Ltd.	934,324	1,899,772
	Mizrahi Tefahot Bank, Ltd.	196,548	2,161,525
*	Naphtha Israel Petroleum Corp., Ltd.	103,666	445,935
*	Neto ME Holdings, Ltd.	5,411	313,826
	NetVision, Ltd.	29,667	384,649
*	NICE Systems, Ltd.	64,698	2,253,968
*	NICE Systems, Ltd. Sponsored ADR	119,492	4,170,271
*	Oil Refineries, Ltd.	3,060,156	2,258,024
*	Orckit Communications, Ltd.	38,290	113,348
*	Ormat Industries, Ltd.	280,242	2,403,022
	Osem Investments, Ltd.	94,881	1,645,205
*	Paz Oil Co., Ltd.	11,599	2,148,486
*	Phoenix Holdings, Ltd. (The)	172,005	617,424
	Plasson Industries, Ltd.	3,076	75,490
*	RADVision, Ltd.	17,688	160,066
*	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	26,405	776,226
*	Retalix, Ltd.	62,414	851,342
	Scailex Corp, Ltd.	23,057	506,138
	Shikun & Binui, Ltd.	737,677	2,024,934
*	Space Communication, Ltd.	5,727	114,084
*	Strauss Group, Ltd.	115,918	1,881,143
*	Suny Electronic, Ltd.	27,923	340,148
	Super-Sol, Ltd. Series B	349,142	2,171,593
*	Tower Semiconductor, Ltd.	1,261,189	1,766,497
*	Union Bank of Israel, Ltd.	103,064	537,417
TOTAL ISRAEL			67,346,822

ITALY — (6.9%)
#*	A.S. Roma SpA	293,436	415,659
*	ACEA SpA	244,506	2,812,163
	Acegas-APS SpA	110,973	548,136
*	Acotel Group SpA	810	48,035
*	Aedes SpA	1,220,014	305,754
	Aeroporto de Firenze SpA	17,399	259,342
#	Alerion Cleanpower SpA	677,676	481,176
	Amplifon SpA	169,528	844,888
	Ansaldo STS SpA	209,641	3,008,415
#*	Arnoldo Mondadori Editore SpA	361,989	1,285,911
	Ascopiave SpA	35,643	75,025
	Astaldi SpA	216,415	1,425,390
*	Autogrill SpA	274,792	3,890,436
	Azimut Holding SpA	431,543	3,914,161
	Banca Finnat Euramerica SpA	685,945	458,347
#	Banca Generali SpA	101,336	1,230,409
	Banca Ifis SpA	96,129	673,962

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ITALY — (Continued)
*	Banca Intermobiliare SpA	58,955	$328,337
#	Banca Piccolo Credito Valtellinese Scarl	692,514	3,051,508
#	Banca Popolare dell’Emilia Romagna Scrl	423,295	5,277,453
*	Banca Popolare dell’Etruria e del Lazio Scarl	72,193	296,583
	Banca Popolare di Milano Scarl	1,092,906	3,830,283
#*	Banca Popolare di Sondrio Scarl	780,074	6,421,782
*	Banca Profilo SpA	443,408	266,424
	Banco di Desio e della Brianza SpA	232,296	1,257,941
#	Banco Popolare Scarl	1,023,091	4,643,909
	BasicNet SpA	90,945	338,379
	Beghelli SpA	427,981	379,247
	Benetton Group SpA	209,290	1,380,440
#*	Biesse SpA	54,004	391,149
*	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	426,895
	Brembo SpA	155,005	1,601,198
*	Brioschi Sviluppo Immobiliare SpA	135,663	25,919
#	Bulgari SpA	410,278	4,441,819
*	Buongiorno SpA	369,672	579,864
#	Buzzi Unicem SpA	201,739	2,308,205
#*	C.I.R. SpA - Compagnie Industriali Riunite	1,481,541	2,727,373
*	Cairo Communication SpA	13,717	49,764
	Caltagirone Editore SpA	6,045	13,739
	Caltagirone SpA	246,310	585,277
*	Cam Finanziaria SpA	36,527	18,043
*	Carraro SpA	113,633	594,280
	Cembre SpA	40,330	337,296
	Cementir Holding SpA	277,058	783,295
	Class Editore SpA	165,655	99,649
	Credito Artigiano SpA	361,183	617,779
	Credito Bergamasco SpA	129,884	3,523,422
	Credito Emiliano SpA	272,793	1,691,248
	CSP International Fashion Group SpA	13,481	19,005
*	Dada SpA	6,181	39,984
*	d’Amico International Shipping SA	133,519	174,280
#	Danieli & Co. SpA	54,740	1,758,038
*	Datalogic SpA	21,632	175,045
	Davide Campari - Milano SpA	914,018	5,953,996
	De Longhi SpA	305,654	2,391,943
*	DeA Capital SpA	155,451	236,644
	DiaSorin SpA	52,132	2,243,380
*	Digital Multimedia Technologies SpA	31,777	643,718
*	EEMS Italia SpA	90,607	161,695
*	Elica SpA	44,844	86,174
	Emak SpA	57,399	341,104
	Engineering Ingegneria Informatica SpA	6,419	181,817
#*	ERG Renew SpA	228,338	294,680
	ERG SpA	209,772	2,931,073
#*	ErgyCapital SpA	5,992	3,819
#	Esprinet SpA	98,188	725,449
#*	Eurotech SpA	72,555	182,846
	Falck Renewables SpA	58,406	168,526
#*	Fiera Milano SpA	37,863	221,684
#	Fondiaria - SAI SpA	172,525	1,442,866
	Gas Plus SpA	975	5,175
*	Gefran SpA	31,849	182,105
*	Gemina SpA	1,626,339	1,158,666
#	Geox SpA	218,893	1,002,990
	GranitiFiandre SpA	79,737	419,767
*	Gruppo Ceramiche Ricchetti SpA	127,131	43,932
*	Gruppo Coin SpA	92,474	963,963
#*	Gruppo Editoriale L’Espresso SpA	639,121	1,450,983

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ITALY — (Continued)
	Hera SpA	1,720,734	$3,562,879
*	I Grandi Viaggi SpA	98,547	107,937
#	Immsi SpA	696,806	760,923
#*	Impregilo SpA	1,180,326	3,347,247
	Indesit Co. SpA	177,464	1,904,640
	Industria Macchine Automatiche SpA	58,626	1,146,478
	Industria Romagnola Conduttori Elettrici SpA	43,452	89,979
*	Intek SpA	247,971	130,618
*	Interpump Group SpA	241,525	1,842,896
	Iren SpA	1,411,969	2,364,356
*	Isagro SpA	10,591	48,066
#	Italcementi SpA	196,458	1,663,298
	Italmobiliare SpA	24,573	828,515
*	Juventus Football Club SpA	108,454	138,602
#*	Kerself SpA	17,741	85,764
*	KME Group SpA	547,106	244,118
#*	Landi Renzo SpA	203,171	810,995
#	Lottomatica SpA	164,158	2,041,396
	Maire Tecnimont SpA	575,375	2,534,377
*	Marcolin SpA	57,928	339,230
#*	Mariella Burani SpA	32,721	110,297
	Marr SpA	127,201	1,474,803
#	Mediolanum SpA	592,750	2,448,549
	Milano Assicurazioni SpA	850,055	1,346,834
*	Monrif SpA	315,834	171,852
*	Montefibre SpA	172,887	34,845
	Nice SpA	21,188	86,144
*	Pagnossin SpA	9,000	—
*	PanariaGroup Industrie Ceramiche SpA	42,000	86,065
	Piaggio & C. SpA	353,619	1,117,290
*	Pininfarina SpA	82,321	390,885
#	Pirelli & Co. SpA	782,291	6,330,526
*	Poltrona Frau SpA	5,571	7,094
*	Prelios SpA	2,108,288	1,257,655
#*	Premafin Finanziaria SpA	961,257	956,191
#	Prysmian SpA	596,178	10,160,451
	Recordati SpA	390,377	3,686,889
	Reply SpA	6,315	167,769
*	Retelit SpA	15,691	7,459
*	Richard-Ginori 1735 SpA	140,800	8,550
*	Sabaf SpA	22,649	769,514
*	SAES Getters SpA	30,068	279,821
*	Safilo Group SpA	108,207	1,924,642
#*	Saras SpA	1,207,744	2,550,499
	Screen Service Broadcasting Technologies SpA	152,715	131,882
#*	Seat Pagine Gialle SpA	2,988,837	330,795
*	Snai SpA	178,681	646,619
	Societa Iniziative Autostradali e Servizi SpA	195,451	1,888,960
#	Societe Cattolica di Assicurazoni Scrl SpA	166,478	4,235,560
*	Sogefi SpA	173,096	569,548
	Sol SpA	166,511	1,096,528
*	Sorin SpA	1,079,611	2,477,361
*	Stefanel SpA	112,528	73,474
#*	Telecom Italia Media SpA	850,496	270,264
#*	Tiscali SpA	3,437,478	369,459
	Tod’s SpA	45,421	4,493,507
#	Trevi Finanziaria SpA	132,607	1,917,343
*	Uni Land SpA	51,835	35,269
	Unipol Gruppo Finanziario SpA	2,008,552	1,242,603
	Vianini Industria SpA	59,070	101,507
	Vianini Lavori SpA	175,180	930,921

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ITALY — (Continued)
*	Vincenzo Zucchi SpA	5,223	$3,246
	Vittoria Assicurazioni SpA	121,346	576,712
*	Zignago Vetro SpA	19,337	123,532
TOTAL ITALY			176,453,084

NETHERLANDS — (5.0%)
	Aalberts Industries NV	355,012	7,490,694
	Accell Group NV	36,396	1,840,225
*	AFC Ajax NV	18,134	168,421
#*	AMG Advanced Metallurgical Group NV	51,742	625,009
	Amsterdam Commodities NV	58,056	860,011
	Arcadis NV	182,658	4,254,164
#*	ASM International NV	196,173	6,931,674
*	Atag Group NV	4,630	1,794
	Batenburg Beheer NV	10,306	286,581
#*	BE Semiconductor Industries NV	51,906	349,392
	Beter Bed Holding NV	67,391	1,915,648
	BinckBank NV	143,953	2,233,821
	Brunel International NV	49,814	1,964,044
	Crown Van Gelder NV	18,307	177,378
#*	Crucell NV	230,971	7,277,719
*	Crucell NV ADR	45,768	1,432,081
*	CSM NV	213,618	7,482,540
	DOCdata NV	22,463	265,674
*	Draka Holding NV	86,217	2,202,707
#	Exact Holding NV	58,417	1,605,739
#	Fornix Biosciences NV	29,890	85,874
#*	Gamma Holding NV	3,628	140,129
#	Grontmij NV	74,782	1,728,784
*	Heijmans NV	33,250	669,476
	Hunter Douglas NV	774	40,924
#	Imtech NV	249,209	9,466,763
#*	InnoConcepts NV	237,971	3,191
#*	Kardan NV	60,696	360,852
	KAS Bank NV	47,193	741,793
*	Kendrion NV	39,829	772,323
#	Koninklijke Bam Groep NV	787,581	4,844,355
	Koninklijke Ten Cate NV	98,297	3,685,186
#*	Koninklijke Wessanen NV	175,479	694,329
*	LBi International NV	136,637	292,363
#	Macintosh Retail Group NV	45,811	1,118,875
	Mediq NV	208,313	3,900,213
	Nederlandsche Apparatenfabriek NV	28,810	924,308
	Nutreco NV	136,273	10,350,036
*	Ordina NV	150,761	742,560
*	Pharming Group NV	222,408	61,620
*	Punch Graphix NV	57,642	229,210
*	Qurius NV	335,655	129,820
*	Roto Smeets Group NV	12,418	225,415
	Royal Reesink NV	1,784	171,685
	SBM Offshore NV	556,537	12,486,792
	Sligro Food Group NV	92,887	2,881,230
*	SNS Reaal Groep NV	453,703	1,935,343
*	Stern Groep NV	1,258	35,186
#	Telegraaf Media Groep NV	163,704	3,266,962
*	Textielgroep Twenthe NV	1,000	3,341
	TKH Group NV	101,503	2,661,816
#*	TomTom NV	515,984	5,449,542
	Unit 4 NV	74,403	2,412,582
*	USG People NV	220,068	4,477,651

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
NETHERLANDS — (Continued)
#*	Wavin NV	145,672	$2,219,723
TOTAL NETHERLANDS			128,575,568

NORWAY — (3.0%)
	ABG Sundal Collier Holding ASA	726,871	1,079,202
#*	Acta Holding ASA	465,022	184,964
	Aker ASA	6,773	163,390
*	Aktiv Kapital ASA	78,617	599,645
	Arendals Fosse Kompani ASA	100	28,682
	Atea ASA	222,782	2,230,512
#	Austevoll Seafood ASA	83,693	713,180
#*	Blom ASA	80,567	25,129
	Bonheur ASA	50,200	1,536,275
*	BW Offshore, Ltd. ASA	709,991	1,996,143
#*	BWG Homes ASA	172,056	620,053
*	Camillo Eitze & Co. ASA	58,200	111,996
	Cermaq ASA	222,505	3,435,403
*	Copeinca ASA	64,889	625,064
#*	Deep Sea Supply P.L.C.	307,190	639,543
*	Det Norske Oljeselskap ASA	113,376	529,556
#*	DNO International ASA	3,050,200	4,794,141
#*	Dockwise, Ltd. ASA	21,089	571,284
*	DOF ASA	120,024	1,016,529
#*	EDB ErgoGroup ASA	265,425	723,529
#*	Eitzen Chemical ASA	527,035	166,067
	Ekornes ASA	109,590	3,010,974
#*	Electromagnetic GeoServices ASA	208,954	430,062
*	Eltek ASA	474,030	269,221
#	Farstad Shipping ASA	59,440	1,783,255
	Ganger Rolf ASA	54,510	1,539,582
	Golar LNG, Ltd. ASA	16,969	259,478
	Golden Ocean Group, Ltd. ASA	863,548	1,210,838
#	Grieg Seafood ASA	106,592	341,964
#*	Havila Shipping ASA	22,400	237,030
#*	Kongsberg Automotive Holding ASA	1,418,094	1,181,966
	Kongsberg Gruppen ASA	81,762	1,861,096
*	Kverneland ASA	258,080	287,652
	Leroy Seafood Group ASA	27,442	939,738
#	Nordic Semiconductor ASA	537,446	2,295,930
#*	Norse Energy Corp. ASA	1,425,846	392,999
*	Norske Skogindustrier ASA Series A	331,283	785,507
#*	Norwegian Air Shuttle ASA	56,541	1,139,701
*	Norwegian Energy Co. ASA	644,027	2,045,161
*	Odfjell ASA Series A	92,300	858,552
	Olav Thon Eiendomsselskap ASA	12,960	2,017,425
#	Opera Software ASA	280,421	1,399,239
#*	Panoro Energy ASA	122,537	177,179
*	PCI Biotech ASA	3,357	27,546
#*	Petrolia Drilling ASA	728,610	127,966
#*	Photocure ASA	33,562	261,183
#*	Pronova BioPharma ASA	406,796	659,586
	Prosafe ASA	567,470	4,520,508
#*	Q-Free ASA	80,000	238,956
	Salmar ASA	7,121	75,840
	Scana Industrier ASA	299,618	360,214
*	Seabird Exploration, Ltd. ASA	106,000	52,596
#*	Sevan Marine ASA	2,385,768	2,691,184
#*	Siem Offshore, Inc. ASA	245,103	458,237
#	Solstad Offshore ASA	57,000	1,126,662
*	Songa Offshore SE	506,500	2,734,383
	SpareBanken 1 SMN	253,981	2,374,409

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
NORWAY — (Continued)
*	Subsea 7, Inc. ASA	84,896	$2,227,081
	TGS Nopec Geophysical Co. ASA	153,836	3,481,310
#	Tomra Systems ASA	587,328	3,910,167
*	TTS Marine ASA	41,000	53,304
	Veidekke ASA	310,230	2,794,517
	Wilh Wilhelmsen Holding ASA	60,550	1,804,995
TOTAL NORWAY			76,235,480

PORTUGAL — (0.8%)
#*	Altri SGPS SA	128,159	581,804
#	Banco BPI SA	963,665	1,783,449
	Banif SGPS SA	478,895	557,597
*	Corticeira Amorim SGPS SA	223,729	344,279
	Ibersol SGPS SA	20,401	220,956
#*	Impresa SGPS SA	369,303	690,175
#*	Investimentos Participacoes e Gestao SA	319,480	160,126
	Mota-Engil SGPS SA	341,524	794,730
	Novabase SGPS SA	65,729	254,596
*	ParaRede SGPS SA	94,525	45,504
	Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,455,521
	Redes Energeticas Nacionais SA	423,185	1,459,846
*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	171,440
	Sociedade de Investimento e Gestao SGPS SA	256,388	2,839,329
*	Sonae Capital SGPS SA	41,386	22,649
#*	Sonae Industria SGPS SA	264,159	674,151
#	Sonae SGPS SA	2,400,589	2,501,312
*	Sonaecom SGPS SA	453,482	818,347
*	Sumol + Compal SA	67,967	134,563
	Teixeira Duarte SA	734,737	716,740
	Toyota Caetano Portugal SA	53,308	177,378
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	527,485	2,389,324
TOTAL PORTUGAL			19,793,816

SPAIN — (4.9%)
#	Abengoa SA	147,407	3,628,247
	Adolfo Dominguez SA	20,351	227,822
	Almirall SA	153,512	1,404,431
#*	Amper SA	96,925	375,592
	Antena 3 de Television SA	256,811	2,398,039
*	Azkoyen SA	70,532	192,230
	Banco de Sabadell SA (B1X8QN2)	212,446	837,483
*	Banco de Sabadell SA (B4W90P7)	212,446	837,486
#*	Banco de Valencia SA	466,188	2,049,087
#	Banco Pastor SA	308,892	1,538,342
#	Bankinter SA	764,890	4,257,807
*	Baron de Ley SA	13,910	835,056
#	Bolsas y Mercados Espanoles SA	209,709	5,001,228
	Caja de Ahorros del Mediterraneo SA	109,158	1,019,121
	Campofrio Food Group SA	95,179	943,830
#	Cementos Portland Valderrivas SA	42,135	687,433
#*	Cie Automotive SA	36,361	233,499
*	Codere SA	48,485	561,590
	Compania Vinicola del Norte de Espana SA	16,119	317,292
	Construcciones y Auxiliar de Ferrocarriles SA	7,518	3,931,421
#*	Corporacion Dermoestetica SA	30,628	52,727
	Dinamia SA	18,009	211,258
	Duro Felguera SA	276,209	1,958,990
#	Ebro Foods SA	312,280	6,625,397
	Elecnor SA	198,254	2,637,657
#*	Ercros SA	226,105	216,630
#	Faes Farma SA	543,685	1,984,706

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SPAIN — (Continued)
#	Fluidra SA	36,768	$113,412
#*	Gamesa Corp Tecnologica SA	651,029	4,983,852
#*	General de Alquiler de Maquinaria SA	32,241	65,408
*	Gestevision Telec, Inc. SA	445,157	4,903,528
#	Grifols SA	393,446	5,377,610
	Grupo Catalana Occidente SA	162,080	2,789,313
*	Grupo Empresarial Ence SA	528,684	1,689,468
#*	Grupo Ezentis SA	867,482	529,622
*	Grupo Tavex SA	244,131	135,576
*	Iberia Lineas Aereas de Espana SA	1,381,661	5,928,635
	Iberpapel Gestion SA	25,850	499,380
#	Indra Sistemas SA	314,564	5,391,737
	Inmobiliaria del Sur SA	2,902	50,485
#*	Jazztel P.L.C.	706,567	3,361,552
*	La Seda de Barcelona SA	10,928,289	922,047
	Laboratorios Farmaceuticos Rovi SA	28,485	182,562
	Miquel y Costas & Miquel SA	26,111	786,214
#*	Natra SA	109,456	302,500
*	Natraceutical SA	645,689	291,168
#*	NH Hoteles SA	421,083	1,916,803
*	Nicolas Correa SA	26,994	52,985
*	NYESA Valores Corp SA	4,754	10,280
#	Obrascon Huarte Lain SA	134,539	4,095,122
#*	Papeles y Cartones de Europa SA	209,482	980,981
*	Papeles y Cartones de Europa SA Issue 10	17,456	81,643
#	Pescanova SA	36,768	1,209,806
#	Prim SA	39,424	276,669
*	Promotora de Informaciones SA	303,496	619,802
	Prosegur Cia de Seguridad SA	87,574	4,938,945
*	Realia Business SA	212,628	440,908
*	Renta Corp Real Estate SA	20,828	34,892
#*	Reyal Urbis SA	24,393	30,382
#*	Sacyr Vallehermoso SA	38,212	243,819
*	Service Point Solutions SA	553,372	311,601
#*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	332,975
#	Sol Melia SA	206,682	1,927,100
	Solaria Energia y Medio Ambiente SA	59,008	115,009
#*	SOS Corp. Alimentaria SA	901,208	1,258,363
#*	Tecnicas Reunidas SA	86,912	5,542,204
#	Telecomunicaciones y Energia SA	146,125	448,794
#*	Tubacex SA	427,191	1,415,802
#*	Tubos Reunidos SA	416,951	1,021,237
	Unipapel SA	47,385	645,692
#*	Vertice Trescientos Sesenta Grados SA	57,183	15,575
	Vidrala SA	67,941	1,935,891
	Viscofan SA	183,430	6,956,551
#*	Vocento SA	196,478	919,209
*	Vueling Airlines SA	7,307	94,942
#*	Zeltia SA	637,268	2,352,010
TOTAL SPAIN			123,494,462

SWEDEN — (6.7%)
	Aarhuskarlshamn AB	76,947	2,156,666
	Acando AB	160,086	297,817
#*	Active Biotech AB	104,812	2,636,326
#	Addtech AB Series B	59,000	1,723,859
	AF AB	94,400	1,960,369
#*	Anoto Group AB	43,594	24,295
	Aros Quality Group AB	41,400	329,495
	Atrium Ljungberg AB Series B	15,200	195,369
	Avanza Bank Holding AB	49,711	1,730,102

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWEDEN — (Continued)
	Axfood AB	89,350	$3,342,090
#	Axis Communications AB	174,894	3,196,293
	B&B Tools AB	77,850	1,306,182
#*	BE Group AB	124,598	840,338
	Beiger Electronics AB	16,898	532,311
	Beijer Alma AB	57,200	1,368,566
*	Bergs Timber AB Series B	17,000	57,902
*	Betsson AB	79,371	1,380,187
	Bilia AB Series A	113,425	2,188,431
	Billerud AB	326,600	2,833,102
#*	BioGaia AB Series B	38,000	542,096
*	BioInvent International AB	110,696	486,121
	Biotage AB	141,240	140,609
#	Bjoern Borg AB	51,401	468,308
	Bong Ljungdahl AB	24,800	115,273
*	Boras Waefveri AB Series B	6,564	1,288
*	Bure Equity AB	236,901	1,155,739
	Cantena AB	56,762	1,288,772
	Cardo AB	61,615	3,825,695
	Castellum AB	408,700	5,565,191
#*	Catella AB	226,140	362,797
#	Clas Ohlson AB Series B	96,227	1,575,997
#*	Cloetta AB	55,296	318,406
	Concordia Maritime AB Series B	70,300	214,832
*	Connecta AB	11,101	137,098
	Consilium AB Series B	16,994	65,969
*	CyberCom Group AB	5,017	17,787
#*	Diamyd Medical AB	45,279	896,805
*	DORO AB	26,023	120,840
	Duni AB	70,932	772,854
*	East Capital Explorer AB	51,309	646,724
	Elekta AB Series B	302,500	11,627,186
	Enea AB	56,200	386,869
#*	Eniro AB	8,541,120	702,319
	Fabege AB	391,400	4,578,995
	Fagerhult AB	16,800	401,000
	Fenix Outdoor AB	2,009	56,587
	G & L Beijer AB Series B	27,400	1,140,348
*	Gunnebo AB	120,231	945,109
#	Hakon Invest AB	144,175	2,524,402
*	Haldex AB	114,131	1,785,325
	Heba Fastighets AB Series B	43,500	439,387
	Hexpol AB	37,762	863,911
#*	HIQ International AB	129,753	739,760
*	HMS Networks AB	5,181	83,426
	Hoganas AB Series B	85,800	3,358,585
	Holmen AB	91,427	3,009,709
#	HQ AB	19,037	10,304
*	Industrial & Financial Systems AB Series B	50,260	801,728
	Indutrade AB	19,877	686,621
	Intrum Justitia AB	196,407	3,027,033
	JM AB	267,473	6,262,245
#	KappAhl AB	179,458	1,216,551
#*	Karo Bio AB	810,178	236,976
	Klovern AB	294,976	1,491,937
#	KNOW IT AB	28,613	312,726
	Kungsleden AB	412,300	3,769,014
	Lagercrantz Group AB Series B	64,300	492,735
	Lammhults Design Group AB	19,547	105,726
*	LBi International NV	12,288	26,276
	Lennart Wallenstam Byggnads AB Series B	120,400	3,169,191

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWEDEN — (Continued)
#*	Lindab International AB	66,355	$871,395
*	Loomis AB	181,207	2,728,035
*	Lundin Petroleum AB	699,240	8,711,240
	Meda AB Series A	581,240	4,430,905
*	Medivir AB	57,404	1,192,542
	Mekonomen AB	53,120	1,764,891
*	Micronic Mydata AB	65,681	172,917
*	Midelfart Sonesson AB Series B	1,733	3,290
	NCC AB Series B	235,710	5,192,501
*	Net Entertainment NE AB	17,013	177,075
#*	Net Insight AB	1,012,579	515,682
	New Wave Group AB Series B	137,687	825,273
	NIBE Industrier AB	195,568	2,991,443
	Niscayah Group AB	628,120	1,291,397
#*	Nobia AB	423,989	3,800,527
	Nolato AB Series B	66,440	819,036
*	Nordnet AB	105,236	362,738
	OEM International AB Series B	44,400	362,550
#*	Opcon AB	11,134	32,312
#*	ORC Software AB	58,850	1,116,222
#*	Orexo AB	47,260	287,201
*	PA Resources AB	853,175	950,823
#*	Partnertech AB	28,800	108,558
	Peab AB Series B	447,182	3,810,059
	Poolia AB Series B	33,150	207,689
*	Pricer AB	1,711,500	188,444
	ProAct IT Group AB	29,000	467,820
*	Proffice AB	215,400	1,144,667
*	Profilgruppen AB	13,582	111,235
	Q-Med AB	154,800	1,753,137
	RaySearch Laboratories AB	45,598	257,114
*	Rederi AB Transatlantic	93,000	420,161
*	Rezidor Hotel Group AB	232,141	1,412,889
#*	rnb Retail & Brands AB	303,886	330,397
	Saab AB	92,245	1,690,303
#*	SAS AB	274,062	918,676
#*	Seco Tools AB	64,998	1,158,853
*	Sectra AB	16,399	87,172
#*	Semcon AB	39,900	174,421
	Sigma AB Series B	25,800	21,089
#*	Sintercast AB	11,800	89,945
	Skistar AB	92,100	1,783,911
*	Studsvik AB	21,900	237,410
	Sweco AB	183,300	1,587,189
#*	Swedish Orphan Biovitrum AB	323,052	1,943,678
#*	TradeDoubler AB	66,791	492,778
	Trelleborg AB Series B	878,565	9,296,707
#	Uniflex AB Series B	3,630	99,583
	VBG AB Series B	1,084	16,517
	Vitrolife AB	41,500	233,917
	Wihlborgs Fastigheter AB	63,858	1,846,927
TOTAL SWEDEN			171,562,123

SWITZERLAND — (14.1%)
	Acino Holding AG	8,398	801,752
*	Addex Pharmaceuticals, Ltd.	1,491	15,644
	Advanced Digital Broadcast Holdings SA	730	23,935
*	Affichage Holding SA	5,703	853,313
*	AFG Arbonia-Forster Holding AG	32,701	1,015,131
	Allreal Holding AG	27,467	3,999,136
	Also Holding AG	16,195	953,811

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWITZERLAND — (Continued)
	Aryzta AG	289,931	$13,392,668
*	Ascom Holding AG	160,822	2,527,527
#	Bachem Holdings AG	24,136	1,445,284
	Bank Coop AG	31,418	2,288,403
	Bank Sarasin & Cie AG Series B	175,095	7,960,534
	Banque Cantonale de Geneve SA	4,021	926,604
	Banque Cantonale du Jura SA	4,500	280,901
	Banque Cantonale Vaudoise AG	8,999	4,723,148
	Banque Privee Edmond de Rothschild SA	157	4,532,202
	Barry Callebaut AG	5,651	4,688,139
	Basellandschaftliche Kantonalbank AG	582	796,161
*	Basilea Pharmaceutica AG	12,888	896,223
	Basler Kantonalbank AG	3,114	474,484
	Belimo Holdings AG	1,830	3,309,333
	Bell Holding AG	47	88,935
	Bellevue Group AG	27,028	932,808
	Berner Kantonalbank AG	23,122	5,984,627
	BKW FMB Energie AG	15,593	1,178,699
*	Bobst Group AG	35,619	1,641,814
*	Bossard Holding AG	8,386	981,654
	Bucher Industries AG	31,723	5,928,281
	Burckhardt Compression Holding AG	5,582	1,547,004
	Calida Holding AG	396	237,216
	Carlo Gavazzi Holding AG	1,065	214,199
	Centralschweizerische Kraftwerke AG	133	46,635
	Cham Paper Holding AG	490	114,336
*	Charles Voegele Holding AG	29,902	1,715,580
*	Cicor Technologies, Ltd.	1,046	44,665
*	Cie Financiere Tradition SA	5,758	730,990
*	Clariant AG	877,755	17,785,422
	Coltene Holding AG	12,876	785,995
	Conzzeta AG	1,345	2,737,039
*	Cytos Biotechnology AG	3,034	40,588
	Daetwyler Holding AG	26,077	2,166,391
	Datacolor AG	458	212,562
*	Dufry AG	55,793	7,507,715
	Edipresse SA	1,527	604,267
#	EFG International AG	155,388	2,123,984
#	EGL AG	3,062	2,217,030
*	ELMA Electronic AG	472	222,118
	Emmi AG	13,244	2,978,384
	EMS-Chemie Holding AG	26,766	4,748,900
	Energiedienst Holding AG	71,249	3,732,062
*	Etrion Corp.	159,636	109,895
*	Feintol International Holding AG	1,601	547,897
	Flughafen Zuerich AG	13,157	5,375,903
	Forbo Holding AG	6,003	3,788,282
#	Galenica Holding AG	17,786	10,745,389
*	GAM Holding AG	696,382	11,511,006
*	Gategroup Holding AG	1,524	83,509
*	George Fisher AG	14,433	8,138,935
	Gurit Holding AG	1,288	789,137
	Helvetia Holding AG	17,442	6,708,595
*	Huber & Suhner AG	1,485	102,895
	Implenia AG	48,574	1,661,523
*	Inficon Holding AG	1,077	206,428
*	Interroll-Holding AG	2,404	947,198
	Intershop Holding AG	3,345	1,085,710
	Kaba Holding AG	11,299	4,846,328
*	Kardex AG	17,464	566,179
*	Komax Holding AG	9,262	1,012,763

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWITZERLAND — (Continued)
	Kudelski SA	107,664	$2,302,059
	Kuoni Reisen Holding AG	12,526	6,084,950
*	LEM Holding SA	3,546	2,172,137
	Liechtensteinische Landesbank AG	3,094	241,085
*	LifeWatch AG	55,532	473,424
#*	Logitech International SA	610,456	11,607,802
*	Lonza Group AG	22,188	1,778,481
	Luzerner Kantonalbank AG	17,399	5,793,321
	Metall Zug AG	214	808,847
*	Meyer Burger Technology AG	111,976	3,493,004
*	Micronas Semiconductor Holding AG	95,471	1,123,283
	Mobilezone Holding AG	112,258	1,260,173
	Mobimo Holding AG	9,222	1,970,501
	Nobel Biocare Holding AG	451,533	8,516,493
*	OC Oerlikon Corp. AG	288,012	1,507,868
*	Orascom Development Holding AG	2,589	154,984
	Orell Fuessli Holding AG	4,930	749,756
*	Panalpina Welttransport Holding AG	42,843	5,528,724
*	Parco Industriale e Immobiliare SA	600	2,246
	Partners Group Holding AG	25,837	4,902,896
	Petroplus Holdings AG	276,230	3,640,735
	Phoenix Mecano AG	2,953	2,083,177
	PSP Swiss Property AG	141,111	11,307,162
*	PubliGroupe SA	891	104,040
*	Rieters Holdings AG	15,236	5,521,106
#	Romande Energie Holding SA	2,714	4,422,965
*	Schaffner Holding AG	1,830	581,921
*	Schmolz + Bickenbach AG	18,029	182,573
#	Schulthess Group AG	14,148	597,719
	Schweiter Technologies AG	4,006	3,207,626
	Schweizerische National-Versicherungs-Gesellschaft AG	40,477	1,423,600
*	Siegfried Holding AG	8,312	804,730
	Sika AG	2,097	4,603,410
	Societa Elettrica Sopracenerina SA	2,340	601,126
#	St. Galler Kantonalbank AG	9,259	4,651,335
	Straumann Holding AG	15,230	3,487,750
	Sulzer AG	76,216	11,627,596
	Swiss Life Holding AG	93,938	13,548,917
	Swisslog Holding AG	775,803	705,549
*	Swissmetal Holding AG	13,504	102,222
	Swissquote Group Holding SA	40,025	2,293,272
	Tamedia AG	14,891	1,975,875
	Tecan Group AG	39,557	3,301,929
#*	Temenos Group AG	201,219	8,365,288
*	Tornos SA	38,028	525,807
*	U-Blox AG	1,666	89,615
	Valartis Group AG	936	25,987
#	Valiant Holding AG	45,484	6,368,957
	Valora Holding AG	11,488	4,010,409
	Vaudoise Assurances Holding SA	3,163	833,896
#	Verwaltungs und Privat-Bank AG	6,388	785,622
*	Vetropack Holding AG	61	115,816
	Villars Holding SA	150	87,433
#	Von Roll Holding AG	82,018	430,112
#	Vontobel Holdings AG	102,548	3,904,133
	VZ Holding AG	266	34,184
	Walliser Kantonalbank AG	1,416	1,040,598
	Winterthur Technologie AG	2,940	195,476
	WMH Walter Meier Holding AG	4,738	970,026
#	Ypsomed Holdings AG	5,826	353,648
	Zehnder Group AG	765	1,857,847

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#* Zueblin Immobilien Holding AG	76,620	$303,491
Zuger Kantonalbank AG	611	3,258,229
TOTAL SWITZERLAND		358,186,748
TOTAL COMMON STOCKS		2,190,828,781
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#* Agfa-Gevaert NV STRIP VVPR	122,950	493
* Deceuninck NV STRIP VVPR	247,412	661
* RealDolmen NV STRIP VVPR	6,067	81
* SAPEC SA STRIP VVPR	75	297
* Zenitel NV STRIP VVPR	8,654	12
TOTAL BELGIUM		1,544

ITALY — (0.0%)
* Intek SpA Warrants 12/30/11	62,985	2,062
* KME Group SpA Warrants 12/30/11	197,550	4,620
TOTAL ITALY		6,682

SPAIN — (0.0%)
* Promotora de Informaciones SA Warrants 06/28/14	275,740	110,542
* Sacyr Vallehermoso SA Rights	38,212	511
TOTAL SPAIN		111,053
TOTAL RIGHTS/WARRANTS		119,279

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/03/11 (Collateralized by
$4,470,000 FNMA 2.24%, 07/06/15, valued at $4,587,338) to be repurchased at
$4,515,071	$4,515	4,515,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.8%)
§@ DFA Short Term Investment Fund	349,821,165	349,821,165
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 01/03/11 (Collateralized
by $127,565,063 FNMA 7.000%, 08/01/38, valued at $2,911,709)## to be repurchased
at $2,851,651	$2,852	2,851,584
TOTAL SECURITIES LENDING COLLATERAL		352,672,749

TOTAL INVESTMENTS — (100.0%)
(Cost $2,145,430,318)^		$2,548,135,809
____________________

^ The cost for federal income tax purposes is $2,146,443,419.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.5%)
Consumer Discretionary — (7.8%)
*	AlarmForce Industries, Inc.	4,310	$35,176
	Astral Media, Inc. Class A	186,347	7,871,441
*	Azure Dynamics Corp.	577,423	177,124
#*	Ballard Power Systems, Inc.	376,152	567,463
	BMTC Group, Inc.	11,165	230,195
#*	Coastal Contacts, Inc.	204,045	342,709
	Cogeco Cable, Inc.	62,961	2,597,466
	Cogeco, Inc.	1,851	69,792
	Corus Entertainment, Inc. Class B	278,300	6,199,683
*	DHX Media, Ltd.	800	821
#*	Dollarama, Inc.	128,610	3,723,908
	Dorel Industries, Inc. Class B	107,500	3,730,011
	easyhome, Ltd.	3,600	33,925
	Forzani Group, Ltd. Class A	130,900	2,402,620
*	Glacier Media, Inc.	137,300	330,028
	Glentel, Inc.	22,000	548,728
#*	Great Canadian Gaming Corp.	286,100	2,114,890
#	Groupe Aeroplan, Inc.	607,251	8,348,709
#*	Imax Corp.	270,137	7,618,064
	Indigo Books & Music, Inc.	246	3,625
	Le Chateau, Inc. Class A	79,200	916,021
	Leon’s Furniture, Ltd.	134,312	1,999,213
	Linamar Corp.	179,780	3,679,496
#*	Martinrea International, Inc.	243,641	2,183,286
	MDC Partners, Inc.	71,000	1,213,919
#*	MEGA Brands, Inc.	536,100	350,463
#	Quebecor, Inc. Class B	159,493	6,034,523
	Reitmans Canada, Ltd.	8,056	145,515
	Reitmans Canada, Ltd. Class A	193,400	3,629,532
#*	RONA, Inc.	442,375	6,282,143
	Sears Canada, Inc.	28,360	546,493
#	Torstar Corp. Class B	204,377	2,509,749
	TVA Group, Inc. Class B	7,000	103,420
#	Uni-Select, Inc.	56,056	1,527,826
Total Consumer Discretionary			78,067,977

Consumer Staples — (1.9%)
#	Alliance Grain Traders, Inc.	41,130	1,165,688
*	Atrium Innovations, Inc.	145,836	2,232,348
#*	BioExx Specialty Proteins, Ltd.	374,617	885,397
	Canada Bread Co., Ltd.	14,021	645,279
	Corby Distilleries, Ltd.	60,932	1,031,364
*	Cott Corp.	486,800	4,381,836
*	GLG Life Tech Corp.	20,670	222,229
	Jean Coutu Group (PJC), Inc. Class A (The)	326,261	3,159,905
	Maple Leaf Foods, Inc.	263,320	3,016,408
#	Premium Brands Holdings Corp.	39,705	558,258
*	SunOpta, Inc.	187,529	1,474,884
*	Sun-Rype Products, Ltd.	100	839
Total Consumer Staples			18,774,435

Energy — (14.9%)
*	Advantage Oil & Gas, Ltd.	558,431	3,796,634
	Akita Drilling, Ltd.	42,000	401,287
#	AltaGas, Ltd.	20,306	443,166
*	Alter Nrg Corp.	14,390	20,985
*	Anderson Energy, Ltd.	514,479	543,300
*	Angle Energy, Inc.	191,032	1,594,655

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Energy — (Continued)
#*	Antrim Energy, Inc.	487,500	$583,451
*	Arsenal Energy, Inc.	388,950	422,474
*	Bankers Petroleum, Ltd.	759,182	5,802,860
*	Bellatrix Exploration, Ltd.	285,540	1,378,449
#*	Birchcliff Energy, Ltd.	336,400	3,227,654
*	BlackPearl Resources, Inc.	872,869	5,161,893
#	Bonterra Energy Corp.	26,062	1,353,819
#	Calfrac Well Services, Ltd.	107,264	3,693,774
*	Calmena Energy Services, Inc.	79,771	61,776
*	Calvalley Petroleum, Inc.	302,339	1,520,361
#	Canadian Energy Services & Technology Corp.	37,861	1,117,591
*	Canyon Services Group, Inc.	70,949	773,496
*	Cathedral Energy Services, Ltd.	43,830	396,731
*	CE Franklin, Ltd.	20,400	153,877
*	Celtic Exploration, Ltd.	245,200	4,369,852
*	Cequence Energy, Ltd.	55,383	109,173
#*	Chinook Energy, Inc.	92,783	199,694
*	CIC Energy Corp.	31,465	217,720
*	Cinch Energy Corp.	194,821	239,044
*	Compton Petroleum Corp.	779,146	344,790
#*	Connacher Oil & Gas, Ltd.	1,371,226	1,834,185
#*	Corridor Resources, Inc.	348,780	2,083,630
*	Crew Energy, Inc.	268,096	5,149,989
*	Crocotta Energy, Inc.	67,470	119,428
#	Daylight Energy, Ltd.	145,001	1,506,447
*	Delphi Energy Corp.	326,516	712,602
#*	Denison Mines Corp.	1,021,083	3,501,854
#	Ensign Energy Services, Inc.	331,156	5,005,808
*	Epsilon Energy, Ltd.	180,811	536,450
*	Essential Energy Services, Ltd.	134,887	290,313
*	Fairborne Energy, Ltd.	299,829	1,272,532
*	Flint Energy Services, Ltd.	139,000	2,540,109
*	Galleon Energy, Inc. Class A	279,437	1,155,070
*	Geomark Exploration, Ltd.	82,540	97,956
#*	Ivanhoe Energy, Inc.	874,385	2,391,961
*	Legacy Oil + Gas, Inc.	352,102	5,506,574
#*	Mega Uranium, Ltd.	741,594	812,971
#*	MGM Energy Corp.	14,000	2,816
*	Midway Energy, Ltd.	187,768	834,692
#	Mullen Group, Ltd.	237,600	4,040,849
*	North American Energy Partners, Inc.	33,244	408,571
#	Nuvista Energy, Ltd.	307,925	2,864,635
*	Open Range Energy Corp.	136,647	261,118
#*	OPTI Canada, Inc.	926,355	624,216
*	Orleans Energy, Ltd.	180,380	449,907
#*	Pace Oil & Gas, Ltd.	117,658	975,060
*	Paramount Resources, Ltd. Class A	127,639	4,066,784
#	Pason Systems, Inc.	222,900	3,129,522
#	Perpetual Energy, Inc.	264,793	1,046,602
*	Petrolifera Petroleum, Ltd.	203,538	126,917
#	Petrominerales, Ltd.	93,623	3,122,336
*	Precision Drilling Corp.	308,098	2,974,697
#	Progress Energy Resources Corp.	433,931	5,542,516
*	ProspEx Resources, Ltd.	114,137	150,377
*	Pulse Seismic, Inc.	174,740	305,791
#*	Questerre Energy Corp.	700,260	1,443,762
*	Ram Power Corp.	58,342	130,262
*	Rock Energy, Inc.	93,933	459,131
	Savanna Energy Services Corp.	278,118	1,983,161
	ShawCor, Ltd.	209,500	6,976,310
*	Sonde Resources Corp.	2,900	10,617

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Energy — (Continued)
#*	SouthGobi Resources, Ltd.	127,572	$1,562,735
#*	Strateco Resources, Inc.	143,143	141,084
*	Terra Energy Corp.	133,085	165,971
#	Total Energy Services, Inc.	89,596	1,274,150
*	Transglobe Energy Corp.	216,240	3,455,751
#	Trican Well Service, Ltd.	494,693	10,020,232
#	Trilogy Energy Corp.	172,810	2,137,748
#	Trinidad Drilling, Ltd.	441,800	2,799,296
*	Twin Butte Energy, Ltd.	321,826	660,289
#*	UEX Corp.	608,088	1,376,041
#*	Uranium One, Inc.	1,819,900	8,712,385
*	Ur-Energy, Inc.	197,407	591,645
*	Vero Energy, Inc.	189,256	1,090,654
*	Winstar Resources, Ltd.	31,501	164,744
*	Xtreme Coil Drilling Corp.	86,700	408,954
*	ZCL Composite, Inc.	90,700	282,782
Total Energy			149,221,495

Financials — (5.5%)
	AGF Management, Ltd. Class B	330,879	6,485,801
	Canaccord Capital, Inc.	270,153	3,847,296
#	Canadian Western Bank	226,200	6,451,807
	Clairvest Group, Inc.	1,900	25,682
	DundeeWealth, Inc.	189,580	4,089,803
*	EGI Financial Holdings, Inc.	14,650	113,452
	E-L Financial Corp., Ltd.	89	44,419
*	Endeavour Mining Corp.	105,631	298,525
	Equitable Group, Inc.	49,361	1,240,603
	Fiera Sceptre, Inc.	36,300	297,724
*	FirstService Corp.	107,679	3,254,303
*	Genesis Land Development Corp.	68,751	231,636
	Genworth MI Canada, Inc.	3,823	106,081
	Gluskin Shef & Associates, Inc.	45,800	957,641
	GMP Capital, Inc.	120,642	1,468,137
	Guardian Capital Group, Ltd.	2,243	19,457
	Home Capital Group, Inc.	113,700	5,922,280
	Industrial Alliance Insurance & Financial Services, Inc.	77,092	2,854,024
#*	Kingsway Financial Services, Inc.	244,847	342,288
#	Laurentian Bank of Canada	92,400	4,466,201
*	Pacific and Western Credit Corp.	9,000	28,875
	Parkbridge Lifestyles Communities, Inc.	92,400	676,528
#*	Quest Capital Corp.	743,003	1,315,182
#	Rentcash, Inc.	51,170	792,535
	Sprott, Inc.	108,030	875,713
#*	TMX Group, Inc.	213,214	7,925,565
#*	Westaim Corp.	145,481	80,473
	Western Financial Group, Inc.	200,315	830,029
Total Financials			55,042,060

Health Care — (2.6%)
#*	AEterna Zentaris, Inc.	175,100	302,899
*	Burcon NutraScience Corp.	59,138	594,770
*	Cangene Corp.	163,800	499,159
*	Cardiome Pharma Corp.	298,200	1,913,423
#*	Helix BioPharma Corp.	13,153	33,997
*	Imris, Inc.	24,958	142,574
#*	Labopharm, Inc.	282,600	270,009
#*	MDS, Inc.	464,108	5,265,150
*	Noveko International, Inc.	9,300	4,349
*	Nuvo Research, Inc.	410,600	61,943
#*	Oncolytics Biotech, Inc.	136,727	925,448

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Health Care — (Continued)
#*	Paladin Labs, Inc.	47,500	$1,569,320
*	Patheon, Inc.	3,100	7,202
*	ProMetic Life Sciences, Inc.	861,300	103,949
*	QLT, Inc.	226,048	1,666,430
#*	Resverlogix Corp.	108,620	257,813
*	SXC Health Solutions Corp.	190,518	8,162,594
*	Tekmira Pharmaceuticals Corp.	5,073	22,959
#*	Theratechnologies, Inc.	288,200	1,585,491
*	Transition Therapeutics, Inc.	74,633	142,616
*	TSO3, Inc.	121,152	160,837
#*	Valeant Pharmaceuticals International, Inc.	75,535	2,148,376
#*	YM Biosciences, Inc.	156,270	364,625
Total Health Care			26,205,933

Industrials — (7.0%)
	Aecon Group, Inc.	204,400	2,102,999
#	AG Growth International, Inc.	31,039	1,563,032
#*	Air Canada	110,187	382,324
*	Alexco Resource Corp.	145,550	1,200,352
*	Algoma Central Corp.	2,569	243,516
*	ATS Automation Tooling System, Inc.	304,017	2,057,764
	Black Diamond Group, Ltd.	39,009	843,894
	CAE, Inc.	358,590	4,151,032
#*	Churchill Corp. (The) Class A	66,413	1,221,657
*	Clarke, Inc.	98,238	407,061
	Contrans Group, Inc.	69,009	621,171
#*	Electrovaya, Inc.	190,525	532,696
	Exco Technologies, Ltd.	9,700	36,584
*	Garda World Security Corp.	106,440	989,144
#*	GLV, Inc.	44,445	338,377
*	Heroux-Devtek, Inc.	85,400	509,325
*	Horizon North Logistics, Inc.	35,845	107,070
#	IESI-BFC, Ltd.	330,370	8,037,464
	Marsulex, Inc.	54,717	715,399
#	Newalta Corp.	146,737	1,754,705
	Richelieu Hardware, Ltd.	59,273	1,821,767
#	Ritchie Brothers Auctioneers, Inc.	164,700	3,796,564
*	Rocky Mountain Dealerships, Inc.	17,451	156,204
	Russel Metals, Inc.	229,900	5,294,891
#*	Stantec, Inc.	159,195	4,439,784
#	Student Transportation, Inc.	165,354	1,012,779
#	Superior Plus Corp.	367,830	4,098,920
#*	Swisher Hygiene, Inc.	109,475	520,785
	Toromont Industries, Ltd.	262,959	8,134,988
	Transcontinental, Inc. Class A	256,564	4,128,557
#	TransForce, Inc.	295,297	3,730,192
*	Vector Aerospace Corp.	92,184	872,424
	WaterFurnace Renewable Energy, Inc.	23,608	588,122
*	Westjet Airlines, Ltd.	1,420	20,280
#*	Westport Innovations, Inc.	189,501	3,497,278
Total Industrials			69,929,101

Information Technology — (4.4%)
*	5N Plus, Inc.	106,838	752,153
	Aastra Technologies, Ltd.	21,727	506,519
#*	Absolute Software Corp.	159,900	595,022
*	AXIA NetMedia Corp.	182,767	323,514
*	Bridgewater Systems Corp.	63,029	551,496
	Calian Technologies, Ltd.	10,929	203,236
*	Celestica, Inc.	797,607	7,741,031
#*	COM DEV International, Ltd.	253,665	551,057

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Computer Modelling Group, Ltd.	46,960	$1,220,875
	Constellation Software, Inc.	22,877	1,150,177
*	Cyberplex, Inc.	8,444	4,331
	Dalsa Corp.	59,800	1,093,396
*	Descartes Systems Group, Inc. (The)	154,000	1,087,277
*	DragonWave, Inc.	63,328	536,279
	Enghouse Systems, Ltd.	27,550	235,517
	Evertz Technologies, Ltd.	124,695	2,180,877
*	EXFO, Inc.	40,140	285,417
	Gennum Corp.	112,800	786,185
*	Hemisphere GPS, Inc.	161,501	170,548
*	MacDonald Dettweiler & Associates, Ltd.	143,020	7,273,983
*	March Networks Corp.	29	120
*	Miranda Technologies, Inc.	84,301	466,314
	MKS, Inc.	11,560	198,809
	Mosaid Technologies, Inc.	35,600	1,064,455
#*	Open Text Corp.	184,163	8,470,053
*	Points International, Ltd.	383,081	265,841
*	Redknee Solutions, Inc.	122,828	170,474
*	Ruggedcom, Inc.	25,966	470,067
*	Sandvine Corp.	357,770	1,011,097
*	Sierra Wireless, Inc.	127,100	1,899,533
*	Softchoice Corp.	1,884	14,836
*	Vecima Network, Inc.	39,308	169,993
*	Webtech Wireless, Inc.	184,304	77,851
#	Wi-Lan, Inc.	334,144	2,150,781
#*	Zarlink Semiconductor, Inc.	326,156	600,287
Total Information Technology			44,279,401

Materials — (30.5%)
*	Ainsworth Lumber Co., Ltd.	214,519	647,246
	Alamos Gold, Inc.	396,920	7,552,777
*	Almaden Minerals, Ltd.	108,300	515,196
*	Altius Minerals Corp.	112,600	1,635,265
*	Amerigo Resources, Ltd.	489,854	655,241
#*	Anatolia Minerals Development, Ltd.	359,258	2,785,758
*	Anvil Mining, Ltd.	349,330	2,118,536
*	Atna Resource, Ltd.	126,947	80,435
#*	Augusta Resource Corp.	308,545	1,172,986
#*	Aura Minerals, Inc.	446,869	1,752,780
#*	Aurizon Mines, Ltd.	574,680	4,207,654
#*	Avalon Rare Metals, Inc.	218,496	1,364,639
*	B2Gold Corp.	723,831	1,958,268
#*	Baffinland Iron Mines Corp.	740,086	1,064,390
*	Baja Mining Corp.	165,829	188,461
#*	Breakwater Resources, Ltd.	153,833	1,002,552
#*	Brigus Gold Corp.	172,329	363,966
*	Canadian Zinc Corp.	19,000	12,994
	Canam Group, Inc. Class A	158,700	1,160,363
*	Canfor Corp.	357,455	3,990,496
*	Capstone Mining Corp.	691,769	3,123,849
*	Cardero Resource Corp.	185,860	426,190
#*	Carpathian Gold, Inc.	196,500	132,410
	Cascades, Inc.	265,176	1,786,864
*	Catalyst Paper Corp.	1,675,887	396,091
	CCL Industries, Inc. Class B	95,640	2,849,097
#*	China Gold International Resources Corp., Ltd.	465,500	2,542,155
#*	Claude Resources, Inc.	934,700	2,068,128
#*	Cline Mining Corp.	42,500	172,684
#*	Colossus Minerals, Inc.	264,416	2,345,519
#*	Consolidated Thompson Iron Mines, Ltd.	656,633	9,304,997

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
*	Copper Mountain Mining Corp.	248,915	$1,624,719
*	Coro Mining Corp.	6,470	7,613
#*	Corvus Gold, Inc.	82,916	65,879
*	Crew Gold Corp.	2,330	10,850
#*	Crystallex International Corp.	1,355,025	422,466
*	Detour Gold Corp.	237,256	6,965,204
#*	Duluth Metals, Ltd.	276,376	806,085
#*	Dundee Precious Metals, Inc.	333,952	3,150,427
#*	Dynasty Metals & Mining, Inc.	95,933	438,033
#*	Eastern Platinum, Ltd.	2,845,360	5,065,159
*	Eastmain Resources, Inc.	241,317	507,244
#*	ECU Silver Mining, Inc.	980,737	1,321,721
#*	Endeavour Silver Corp.	171,999	1,262,791
#*	Entree Gold, Inc.	286,898	1,001,243
*	Equinox Minerals, Ltd.	826,495	5,078,834
*	Euro Goldfields, Ltd.	494,960	6,934,318
*	Excellon Resources, Inc.	640,200	862,786
*	Exeter Resource Corp.	74,037	461,661
*	Far West Mining, Ltd.	157,285	889,009
*	Farallon Mining, Ltd.	1,319,100	1,048,063
#*	First Majestic Silver Corp.	292,983	4,243,141
#*	First Uranium Corp.	51,430	69,311
#*	Formation Capital Corp.	27,371	67,994
*	Forsys Metals Corp.	199,402	607,652
*	Fortress Paper, Ltd.	32,088	1,443,202
#*	Fortuna Silver Mines, Inc.	342,168	1,644,939
#*	Fortune Minerals, Ltd.	9,000	15,569
*	Fronteer Gold, Inc.	344,600	4,027,207
*	Gammon Gold, Inc.	465,240	3,799,405
*	Gold Wheaton Gold Corp.	137,232	709,416
#*	Golden Star Resources, Ltd.	874,310	4,018,502
*	Grande Cache Coal Corp.	310,814	3,272,878
#*	Great Basin Gold, Ltd.	1,082,630	3,212,067
#*	Great Panther Silver, Ltd.	297,898	832,904
*	Greystar Resources, Ltd.	219,445	891,640
*	Guyana Goldfields, Inc.	230,342	2,478,789
*	Hanfeng Evergreen, Inc.	142,791	855,913
*	Harry Winston Diamond Corp.	226,443	2,634,965
*	High River Gold Mines, Ltd.	151,629	187,573
	HudBay Minerals, Inc.	509,480	9,207,840
*	Imperial Metals Corp.	78,090	2,068,682
#*	Inter-Citic Minerals, Inc.	283,484	672,858
#*	International Forest Products, Ltd. Class A	166,200	936,056
#*	International Tower Hill Mines, Ltd.	165,832	1,689,508
*	Intertape Polymer Group, Inc.	141,352	166,330
*	Ivernia, Inc.	58,343	24,058
#*	Jaguar Mining, Inc.	260,326	1,856,292
*	Katanga Mining, Ltd.	955,621	1,374,372
*	Keegan Resources, Inc.	123,583	1,093,765
#*	Kimber Resources, Inc.	21,200	29,637
#*	Kirkland Lake Gold, Inc.	187,280	3,008,007
*	La Mancha Resources, Inc.	369,699	836,591
*	Labrador Iron Mines Holdings, Ltd.	123,133	1,439,008
#*	Lake Shore Gold Corp.	981,331	4,105,740
*	Laramide Resources, Ltd.	204,100	404,382
#*	MAG Silver Corp.	134,396	1,674,712
*	MagIndustries Corp.	249,487	58,966
	Major Drilling Group International, Inc.	101,500	4,241,502
#*	MDN, Inc.	242,980	117,299
#*	Mercator Minerals, Ltd.	501,221	2,001,255
	Methanex Corp.	359,200	10,928,090

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
*	Migao Corp.	160,400	$1,255,066
*	Minco Base Metals Corp.	2,780	—
#*	Minco Silver Corp.	114,524	731,396
#*	Minefinders Corp.	207,877	2,283,030
#*	Minera Andes, Inc.	689,844	2,012,016
*	Nautilus Minerals, Inc.	89,354	203,098
*	Neo Material Technologies, Inc.	384,000	3,027,819
*	Nevada Copper Corp.	144,891	670,319
*	New Gold, Inc.	629,162	6,125,202
*	NGEx Resources, Inc.	2,000	2,796
*	Norbord, Inc.	70,210	1,033,767
#*	Norsemont Mining, Inc.	150,739	579,124
#*	North American Palladium, Ltd.	343,990	2,383,678
#*	Northern Dynasty Minerals, Ltd.	189,998	2,732,547
#*	Northgate Minerals Corp.	987,071	3,156,880
#*	Northland Resources SA	8,583	26,760
#*	Novagold Resources, Inc.	499,855	7,143,658
#*	OceanaGold Corp.	83,571	313,507
#*	Oromin Explorations, Ltd.	106,712	118,056
*	Orvana Minerals Corp.	302,452	1,186,325
*	Peregrine Diamonds, Ltd.	240,972	622,848
#*	Petaquilla Minerals, Ltd.	52,550	56,551
*	Phoscan Chemical Corp.	368,531	181,615
*	Platinum Group Metals, Ltd.	241,887	647,108
#*	Platmin, Ltd.	108,562	97,174
*	Polaris Miner Corp.	45,838	68,690
#*	PolyMet Mining Corp.	423,377	1,013,414
#*	Potash One, Inc.	226,260	1,026,282
#*	Quadra FNX Mining, Ltd.	543,917	9,162,838
*	Queenston Mining, Inc.	188,369	1,132,904
*	Richmont Mines, Inc.	75,011	385,504
*	Rubicon Minerals Corp.	508,405	2,904,295
*	Sabina Gold & Silver Corp.	271,224	1,530,289
*	Scorpio Mining Corp.	562,868	560,434
#*	Seabridge Gold, Inc.	121,852	3,698,575
#*	SEMAFO, Inc.	867,985	9,384,329
#	Sherritt International Corp.	947,726	8,073,257
*	Shore Gold, Inc.	837,013	757,630
#*	Silver Standard Resources, Inc.	266,867	7,464,117
	Silvercorp Metals, Inc.	544,130	6,971,956
#*	Sprott Resource Corp.	269,846	1,240,266
#*	St. Andrew Goldfields, Ltd.	453,653	661,568
*	Starfield Resources, Inc.	761,815	53,633
	Stella-Jones, Inc.	29,600	991,033
#*	Stornoway Diamond Corp.	397,367	243,783
#*	Tanzanian Royalty Exploration Corp.	316,139	2,314,686
#*	Taseko Mines, Ltd.	649,000	3,394,147
#*	Thompson Creek Metals Co., Inc.	528,900	7,766,207
#*	Timminco, Ltd.	194,700	64,619
*	Torex Gold Resources, Inc.	24,735	41,544
*	Ventana Gold Corp.	68,276	910,530
#*	Virginia Mines, Inc.	79,962	687,594
*	Wesdome Gold Mines, Ltd.	301,164	823,862
	West Fraser Timber Co., Ltd.	123,716	5,828,077
*	Western Coal Corp.	688,705	8,519,633
#*	Western Forest Products, Inc.	19,505	15,693
#	Winpak, Ltd.	63,449	794,469
#*	Yukon-Nevada Gold Corp.	513,537	444,174
Total Materials			305,770,481

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Telecommunication Services — (0.2%)
#	Manitoba Telecom Services, Inc.	74,717	$2,141,642
*	Wireless Matrix Corp.	127,500	125,666
Total Telecommunication Services			2,267,308

Utilities — (0.7%)
#	Algonquin Power & Utilities Corp.	379,819	1,917,622
	ATCO, Ltd.	7,874	468,417
#	Atlantic Power Corp.	191,730	2,832,660
*	BioteQ Environmental Technologies, Inc.	59,102	48,741
*	Boralex, Inc. Class A	89,733	731,906
#*	Innergex Renewable Energy, Inc.	45,452	453,926
#*	Maxim Power Corp.	89,500	251,136
	Pacific Northern Gas, Ltd.	8,798	264,480
*	Plutonic Power Corp.	216,366	463,502
*	Valener, Inc.	9,203	158,273
Total Utilities			7,590,663
TOTAL COMMON STOCKS			757,148,854

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/11
(Collateralized by $1,155,000 FNMA 2.24%, 07/06/15, valued at $1,185,319)
to be repurchased at $1,164,025	$1,164	1,164,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (24.4%)
§@ DFA Short Term Investment Fund	244,236,615	244,236,615
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 01/03/11
(Collateralized by $127,565,063 FNMA 7.000%, 08/01/38, valued at $907,729)##
to be repurchased at $889,006	$889	888,985
TOTAL SECURITIES LENDING COLLATERAL		245,125,600

TOTAL INVESTMENTS — (100.0%)
(Cost $870,603,222)^		$1,003,438,454
____________________
^ The cost for federal income tax purposes is $807,603,222.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (87.6%)
Consumer Discretionary — (20.8%)
#*ABILIT Corp.	310,400	$280,595
*Accordia Golf Co., Ltd.	1,990	1,818,948
Aeon Fantasy Co., Ltd.	60,432	619,261
Aichi Machine Industry Co., Ltd.	285,000	972,329
Aigan Co., Ltd.	61,600	313,096
Aisan Industry Co., Ltd.	126,600	950,559
#Akebono Brake Industry Co., Ltd.	283,800	1,689,127
Alpen Co., Ltd.	42,300	654,306
Alpha Corp.	31,700	284,774
Alpine Electronics, Inc.	197,100	2,470,211
Amiyaki Tei Co., Ltd.	239	681,480
Amuse, Inc.	29,999	335,296
#*Anrakutei Co., Ltd.	50,000	249,974
AOI Advertising Promotion, Inc.	39,000	190,727
AOKI Holdings, Inc.	93,400	1,319,297
Aoyama Trading Co., Ltd.	191,400	3,117,117
Arnest One Corp.	130,200	1,374,129
#Asahi Co., Ltd.	20,500	303,022
*Asahi Tec Corp.	1,821,000	475,418
#Asatsu-DK, Inc.	103,500	2,383,748
#ASKUL Corp.	62,600	1,302,180
Asti Corp.	46,000	122,917
#*Atom Corp.	155,600	423,999
Atsugi Co., Ltd.	701,000	888,474
*Autobacs Seven Co., Ltd.	68,100	2,551,121
#Avex Group Holdings, Inc.	145,800	2,099,847
Bals Corp.	147	149,183
*Best Denki Co., Ltd.	224,500	628,609
#Bic Camera, Inc.	1,894	752,192
#Bookoff Corp.	26,900	209,123
#*Calsonic Kansei Corp.	513,000	1,721,407
#Can Do Co., Ltd.	128	147,389
*Carchs Holdings Co., Ltd.	710,600	264,877
*CHI Group Co., Ltd.	8,500	28,882
Chiyoda Co., Ltd.	115,900	1,401,593
Chofu Seisakusho Co., Ltd.	93,500	1,885,762
Chori Co., Ltd.	658,000	709,948
Chuo Spring Co., Ltd.	205,000	685,201
#*Clarion Co., Ltd.	470,000	729,764
Cleanup Corp.	105,700	639,052
#Colowide Co., Ltd.	200,450	1,041,445
Corona Corp.	72,300	635,294
Cross Plus, Inc.	22,000	205,592
#Culture Convenience Club Co., Ltd.	373,800	1,661,076
Daido Metal Co., Ltd.	144,000	703,089
#Daidoh, Ltd.	107,500	865,165
#*Daiei, Inc. (The)	252,400	913,363
Daikoku Denki Co., Ltd.	36,900	415,851
Daimaruenawin Co., Ltd.	400	3,135
Dainichi Co., Ltd.	57,700	365,393
Daisyo Corp.	57,600	648,567
#Daiwabo Holdings Co., Ltd.	466,000	1,077,878
#DCM Holdings Co., Ltd.	267,000	1,356,171
Descente, Ltd.	232,000	1,175,070
#Doshisha Co., Ltd.	52,400	1,281,430
Doutor Nichires Holdings Co., Ltd.	134,186	1,816,596
*Dynic Corp.	127,000	198,458
Eagle Industry Co., Ltd.	102,000	851,627

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Econach Holdings Co., Ltd.	177,000	$65,857
#Edion Corp.	268,700	1,988,166
Exedy Corp.	119,000	3,713,418
F&A Aqua Holdings, Inc.	60,638	517,555
FCC Co., Ltd.	102,400	2,193,745
Fine Sinter Co., Ltd.	49,000	154,883
#Foster Electric Co., Ltd.	81,900	1,887,996
France Bed Holdings Co., Ltd.	715,000	905,834
#F-Tech, Inc.	16,800	272,212
#Fuji Co., Ltd.	93,300	1,830,813
Fuji Corp, Ltd.	113,900	431,239
*Fuji Kiko Co., Ltd.	151,000	396,328
#Fuji Kyuko Co., Ltd.	332,000	1,709,419
Fuji Oozx, Inc.	6,000	21,938
Fujibo Holdings, Inc.	142,000	201,146
Fujikura Rubber, Ltd.	74,000	275,484
Fujita Kanko, Inc.	398,100	1,800,981
Fujitsu General, Ltd.	273,000	1,314,361
#Funai Electric Co., Ltd.	50,700	1,556,367
Furukawa Battery Co., Ltd.	71,000	453,417
*Futaba Industrial Co., Ltd.	118,600	630,276
#G-7 Holdings, Inc.	29,200	166,146
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	322,000	541,174
#Genki Sushi Co., Ltd.	19,200	169,722
#GEO Co., Ltd.	1,255	1,321,307
#GLOBERIDE, Inc.	433,000	429,803
#*Goldwin, Inc.	175,000	324,168
#Gourmet Kineya Co., Ltd.	67,000	300,369
#*GSI Creos Corp.	194,000	233,825
#Gulliver International Co., Ltd.	14,910	728,614
Gunze, Ltd.	673,000	2,336,742
H2O Retailing Corp.	276,000	1,807,983
Hakuyosha Co., Ltd.	88,000	258,183
Happinet Corp.	36,100	404,569
Haruyama Trading Co., Ltd.	49,900	195,850
#*Haseko Corp.	3,508,000	3,009,187
Heiwa Corp.	138,100	1,737,999
Hiday Hidaka Corp.	14,800	228,419
Hikari Tsushin, Inc.	87,500	1,649,091
Himaraya Co., Ltd.	35,900	156,796
HIS Co., Ltd.	97,500	2,077,400
Hitachi Koki Co., Ltd.	168,000	1,425,127
#Honeys Co., Ltd.	28,160	391,321
Horipro, Inc.	47,000	366,063
*Hoshizaki Electric Co., Ltd.	55,000	1,082,728
*I Metal Technology Co., Ltd.	150,000	244,057
#Ichibanya Co., Ltd.	10,800	302,689
Ichikawa Co., Ltd.	63,000	99,740
#*Ichikoh Industries, Ltd.	289,000	525,403
#Ikyu Corp.	406	158,762
#Imasen Electric Industrial Co., Ltd.	54,400	664,074
Imperial Hotel, Ltd.	10,250	241,822
*Impress Holdings, Inc.	112,400	175,971
Intage, Inc.	6,600	131,482
Ishizuka Glass Co., Ltd.	109,000	181,395
*Izuhakone Railway Co., Ltd.	300	20,132
#*Izutsuya Co., Ltd.	350,000	229,922
*Janome Sewing Machine Co., Ltd.	242,000	153,571
Japan Vilene Co., Ltd.	132,000	639,611
Japan Wool Textile Co., Ltd. (The)	295,000	2,256,324

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
#Jeans Mate Corp.	38,208	$74,296
*Jidosha Buhin Kogyo Co., Ltd.	82,000	318,823
#Joban Kosan Co., Ltd.	221,000	302,330
Joshin Denki Co., Ltd.	196,000	1,816,272
Juntendo Co., Ltd.	31,000	45,182
#*JVC Kenwood Holdings, Inc.	247,730	907,040
Kabuki-Za Co., Ltd.	39,000	1,705,145
#Kadokawa Holdings, Inc.	85,100	1,994,935
Kanto Auto Works, Ltd.	160,600	1,031,042
#*Kappa Create Co., Ltd.	21,700	479,334
Kasai Kogyo Co., Ltd.	119,000	567,752
Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	369,135
#*Kawashima Selkon Textiles Co., Ltd.	323,000	176,224
Kayaba Industry Co., Ltd.	660,000	3,870,694
Keihin Corp.	120,700	2,569,547
#Keiyo Co., Ltd.	164,900	795,422
Kentucky Fried Chicken Japan, Ltd.	78,000	1,717,730
#Kimoto Co., Ltd.	19,400	142,782
#*Kinki Nippon Tourist Co., Ltd.	104,000	91,647
#Kinugawa Rubber Industrial Co., Ltd.	198,000	817,859
#Kisoji Co., Ltd.	85,300	1,736,559
Koekisha Co., Ltd.	13,600	211,472
Kohnan Shoji Co., Ltd.	91,600	1,059,431
#Kojima Co., Ltd.	103,700	500,567
Komatsu Seiren Co., Ltd.	145,000	551,126
Komeri Co., Ltd.	102,700	2,133,269
Konaka Co., Ltd.	104,960	206,837
Kourakuen Corp.	12,100	168,671
K’s Holdings Corp.	156,927	3,899,809
KU Holdings Co., Ltd.	68,200	254,230
Kura Corp.	54,800	872,696
Kurabo Industries, Ltd.	856,000	1,319,530
Kuraudia Co., Ltd.	4,800	70,656
Kuroganeya Co., Ltd.	14,000	54,274
#Kyoritsu Maintenance Co., Ltd.	46,160	604,763
Kyoto Kimono Yuzen Co., Ltd.	55,700	606,076
Kyowa Leather Cloth Co., Ltd.	73,500	254,559
#*Laox Co., Ltd.	706,000	508,885
#*Look, Inc.	201,000	290,684
*Mamiya-Op Co., Ltd.	285,000	243,636
Marche Corp.	23,000	186,147
#Mars Engineering Corp.	41,000	644,250
*Maruei Department Store Co., Ltd.	142,000	132,458
Maruzen Co., Ltd.	46,000	253,945
#*Matsuya Co., Ltd.	151,800	820,141
Matsuya Foods Co., Ltd.	50,900	789,806
Megane TOP Co., Ltd.	35,100	386,490
Meiko Network Japan Co., Ltd.	13,000	108,350
Meiwa Industry Co., Ltd.	37,000	50,413
*Mikuni Corp.	108,000	180,718
#*Misawa Homes Co., Ltd.	99,100	372,334
#Misawa Resort Co., Ltd.	187,000	348,624
*Mitsuba Corp.	143,690	922,623
Mitsui Home Co., Ltd.	146,000	654,955
#Mizuno Corp.	414,000	1,770,545
#MOS Food Services, Inc.	109,500	1,939,570
MR MAX Corp.	123,800	397,442
#Musashi Seimitsu Industry Co., Ltd.	69,200	1,650,097
*Naigai Co., Ltd.	2,705,000	1,543,949
Nexyz Corp.	1,920	69,332
Nice Holdings, Inc.	327,000	684,633

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Nidec Copal Corp.	85,500	$1,252,582
#Nidec-Tosok Corp.	122,000	1,238,797
#Nifco, Inc.	162,700	4,093,473
Nihon Tokushu Toryo Co., Ltd.	56,000	213,175
#*Nippon Columbia Co., Ltd.	426,000	121,266
Nippon Felt Co., Ltd.	67,200	309,813
#*Nippon Piston Ring Co., Ltd.	277,000	548,446
Nippon Seiki Co., Ltd.	148,400	1,500,027
Nishimatsuya Chain Co., Ltd.	220,900	2,121,601
Nissan Shatai Co., Ltd.	344,023	2,666,450
Nissen Holdings Co., Ltd.	179,000	772,875
Nissin Kogyo Co., Ltd.	123,700	2,103,995
Nittan Valve Co., Ltd.	82,800	262,055
*Nitto Kako Co., Ltd.	98,000	64,403
*Noritsu Koki Co., Ltd.	85,400	484,769
Omikenshi Co., Ltd.	127,000	72,419
Onward Holdings Co., Ltd.	367,000	2,741,678
Pacific Industrial Co., Ltd.	181,000	715,147
Pal Co., Ltd.	10,050	292,957
PanaHome Corp.	383,200	2,337,196
Parco Co., Ltd.	258,500	1,990,581
#Paris Miki Holdings, Inc.	152,500	1,221,244
PGM Holdings K.K.	1,579	1,033,486
#*PIA Corp.	28,800	237,755
Piolax, Inc.	44,500	890,634
#*Pioneer Electronic Corp.	771,500	2,661,869
Plenus Co., Ltd.	62,900	908,894
Point, Inc.	48,700	2,033,121
*Press Kogyo Co., Ltd.	375,000	1,414,703
Resorttrust, Inc.	129,308	2,003,515
#Rhythm Watch Co., Ltd.	443,000	720,555
Right On Co., Ltd.	67,325	282,599
Riken Corp.	345,000	1,166,251
#Ringer Hut Co., Ltd.	67,800	794,040
#Riso Kyoiku Co., Ltd.	5,920	273,920
Roland Corp.	88,300	914,398
#Round One Corp.	120,700	448,695
#Royal Holdings Co., Ltd.	130,600	1,310,467
#Ryohin Keikaku Co., Ltd.	77,300	2,743,376
#*Sagami Chain Co., Ltd.	77,000	447,052
#*Sagami Co., Ltd.	225,000	304,245
Sagami Rubber Industries Co., Ltd.	11,000	27,222
#Saizeriya Co., Ltd.	139,800	2,644,010
#*Sakai Ovex Co., Ltd.	205,000	286,950
#Sanden Corp.	470,000	1,894,338
Sanei-International Co., Ltd.	2,300	29,336
Sangetsu Co., Ltd.	31,025	676,943
Sankyo Seiko Co., Ltd.	21,000	63,714
Sanoh Industrial Co., Ltd.	114,900	880,536
Sanrio Co., Ltd.	181,700	3,871,427
Sanyo Housing Nagoya Co., Ltd.	354	315,263
#Sanyo Shokai, Ltd.	421,000	1,652,778
Scroll Corp.	77,300	295,398
#*Seiko Holdings Corp.	391,407	1,321,735
Seiren Co., Ltd.	213,200	1,361,877
Senshukai Co., Ltd.	157,800	881,525
*Seven Seas Holdings Co., Ltd.	776,000	192,936
Shikibo, Ltd.	497,000	635,995
Shimachu Co., Ltd.	145,700	2,985,858
Shimojima Co., Ltd.	7,600	105,133
Shinyei Kaisha	96,000	150,596

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Shiroki Corp.	285,000	$763,879
Shobunsha Publications, Inc.	342,100	2,405,904
#Shochiku Co., Ltd.	385,400	2,423,986
Shoei Co., Ltd.	1,600	14,482
*Showa Corp.	230,200	1,531,786
#SKY Perfect JSAT Holdings, Inc.	4,835	1,598,147
SNT Corp.	93,800	272,117
Soft99 Corp.	71,500	422,762
Sotoh Co., Ltd.	49,700	511,490
SPK Corp.	16,800	226,469
SRI Sports, Ltd.	12	13,059
St Marc Holdings Co., Ltd.	36,000	1,269,223
Studio Alice Co., Ltd.	20,200	168,531
#Suminoe Textile Co., Ltd.	257,000	417,665
Sumitomo Forestry Co., Ltd.	313,466	2,315,454
*Suzutan Co., Ltd.	9,500	16,380
*SxL Corp.	493,000	238,723
T. RAD Co., Ltd.	253,000	886,861
#Tac Co., Ltd.	8,600	36,860
Tachikawa Corp.	50,800	233,750
Tachi-S Co., Ltd.	108,140	1,576,548
Tact Home Co., Ltd.	173	140,215
#Taiho Kogyo Co., Ltd.	94,600	734,208
Takamatsu Construction Group Co., Ltd.	86,400	1,120,539
Taka-Q Co., Ltd.	51,500	88,797
*Take & Give Needs Co., Ltd.	1,380	86,658
Takihyo Co., Ltd.	2,000	9,659
*Tamron Co., Ltd.	36,400	717,445
#*TASAKI & CO., LTD.	626,000	444,452
Taya Co., Ltd.	5,000	41,082
TBK Co., Ltd.	72,000	274,090
*TDF Corp.	11,000	15,658
#Teikoku Piston Ring Co., Ltd.	97,900	726,803
Teikoku Sen-I Co., Ltd.	78,000	462,965
#Telepark Corp.	562	822,485
*Ten Allied Co., Ltd.	50,000	154,265
Tigers Polymer Corp.	59,000	233,144
*Toabo Corp.	130,000	96,896
Toei Co., Ltd.	267,000	1,103,463
*Tokai Kanko Co., Ltd.	505,999	132,473
Tokai Rubber Industries, Ltd.	122,200	1,427,226
*Tokai Senko K.K.	243,000	199,120
#Token Corp.	11,740	360,529
Tokyo Dome Corp.	638,200	1,592,862
#Tokyo Individualized Educational Institute, Inc.	81,000	248,128
Tokyo Kaikan Co., Ltd.	12,000	48,822
Tokyo Soir Co., Ltd.	49,000	97,503
Tokyo Style Co., Ltd.	262,700	2,089,303
Tokyotokeiba Co., Ltd.	790,000	1,149,582
Tokyu Recreation Co., Ltd.	77,000	487,366
#Tomy Co., Ltd.	286,393	2,200,983
#*Tonichi Carlife Group, Inc.	246,000	201,518
*Topre Corp.	176,600	1,288,019
Toridoll.corp.	151	205,769
*Totenko Co., Ltd.	57,000	89,577
Touei Housing Corp.	72,740	805,031
Tow Co., Ltd.	5,400	30,849
Toyo Tire & Rubber Co., Ltd.	706,000	1,453,180
Toyobo Co., Ltd.	2,084,000	3,473,499
TS Tech Co., Ltd.	154,200	2,523,133
*Tsukamoto Co., Ltd.	52,000	47,816

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Tsutsumi Jewelry Co., Ltd.	47,000	$1,106,090
TV Asahi Corp.	265	373,486
*TV Tokyo Holdings Corp.	4,500	65,037
#Unipres Corp.	85,800	1,481,853
#United Arrows, Ltd.	60,000	820,545
*Unitika, Ltd.	1,629,000	1,354,581
U-Shin, Ltd.	94,500	719,596
*Watabe Wedding Corp.	29,500	291,311
#Watami Food Service Co., Ltd.	99,500	1,818,990
Xebio Co., Ltd.	86,300	1,691,369
Yamatane Corp.	54,000	65,731
Yamato International, Inc.	29,800	126,034
Yellow Hat, Ltd.	73,700	468,352
Yokohama Reito Co., Ltd.	175,000	1,113,953
#Yomiuri Land Co., Ltd.	229,000	770,366
Yonex Co., Ltd.	40,000	289,523
#Yorozu Corp.	69,500	1,181,616
#Yoshinoya Holdings Co., Ltd.	2,072	2,537,083
#Zenrin Co., Ltd.	124,700	1,284,020
#Zensho Co., Ltd.	282,900	2,616,323

Total Consumer Discretionary		284,909,994

Consumer Staples — (8.6%)
*Aeon Hokkaido Corp.	400,200	1,335,583
Ahjikan Co., Ltd.	10,500	95,539
*Ain Pharmaciez, Inc.	17,500	576,825
Arcs Co., Ltd.	18,000	232,915
#Ariake Japan Co., Ltd.	99,600	1,506,811
Cawachi, Ltd.	78,900	1,394,892
#Chubu Shiryo Co., Ltd.	89,000	525,059
Chuo Gyorui Co., Ltd.	93,000	200,807
Circle K Sunkus Co., Ltd.	90,200	1,278,287
Coca-Cola Central Japan Co., Ltd.	106,300	1,338,243
Cocokara fine, Inc.	46,160	1,000,629
Cosmos Pharmaceutical Corp.	23,000	722,867
CVS Bay Area, Inc.	51,000	61,505
Daikokutenbussan Co., Ltd.	800	28,010
#Dr Ci:Labo Co., Ltd.	333	1,185,791
Dydo Drinco, Inc.	47,800	1,586,843
Echo Trading Co., Ltd.	11,000	105,349
Ensuiko Sugar Refining Co., Ltd.	103,000	176,864
#Fancl Corp.	152,800	2,348,577
#*First Baking Co., Ltd.	183,000	186,841
Fuji Oil Co., Ltd.	174,300	2,502,372
Fujicco Co., Ltd.	117,600	1,440,649
#*Fujiya Co., Ltd.	474,000	818,695
Hagoromo Foods Corp.	40,000	552,049
Harashin Narus Holdings Co., Ltd.	61,500	767,575
#*Hayashikane Sangyo Co., Ltd.	299,000	278,554
#Heiwado Co., Ltd.	146,600	1,805,148
Hohsui Corp.	120,000	135,750
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	432,849
Hokuto Corp.	101,600	2,378,583
Inageya Co., Ltd.	175,000	1,808,307
#ITO EN, Ltd.	85,300	1,369,297
Itochu-Shokuhin Co., Ltd.	26,500	876,879
Itoham Foods, Inc.	642,800	2,077,231
Izumiya Co., Ltd.	292,000	988,528
J-Oil Mills, Inc.	457,000	1,208,286
#Kameda Seika Co., Ltd.	70,000	1,439,192
Kasumi Co., Ltd.	196,100	998,789

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Kato Sangyo Co., Ltd.	104,800	$1,495,531
#Key Coffee, Inc.	75,000	1,281,948
Kirindo Co., Ltd.	28,300	132,899
Kose Corp.	43,500	1,044,096
Kyodo Shiryo Co., Ltd.	330,000	369,566
Kyokuyo Co., Ltd.	370,000	727,774
#Life Corp.	183,400	2,633,128
#Lion Corp.	3,000	16,192
#Mandom Corp.	81,100	2,210,821
Marudai Food Co., Ltd.	443,000	1,265,498
#Maruetsu, Inc. (The)	362,000	1,281,409
Maruha Nichiro Holdings, Inc.	1,589,069	2,612,024
*Maruya Co., Ltd.	10,400	17,363
#Matsumotokiyoshi Holdings Co., Ltd.	14,600	274,079
*Maxvalu Tohok Co., Ltd.	18,200	136,206
Maxvalu Tokai Co., Ltd.	59,400	756,570
#Megmilk Snow Brand Co., Ltd.	178,400	3,151,536
#Meito Sangyo Co., Ltd.	54,900	732,467
Mercian Corp.	350,000	669,200
Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,426,421
#Milbon Co., Ltd.	42,740	1,214,578
Ministop Co., Ltd.	66,700	985,952
#*Mitsui Sugar Co., Ltd.	434,850	1,615,941
Miyoshi Oil & Fat Co., Ltd.	261,000	388,814
Morinaga & Co., Ltd.	886,000	2,025,094
Morinaga Milk Industry Co., Ltd.	843,000	3,439,085
Morishita Jinton Co., Ltd.	47,800	134,240
Morozoff, Ltd.	108,000	332,538
#Nagatanien Co., Ltd.	111,000	1,074,473
#Nakamuraya Co., Ltd.	203,000	943,880
#Nichimo Co., Ltd.	112,000	175,026
Nichirei Corp.	531,000	2,312,728
#Nihon Chouzai Co., Ltd.	22,380	780,260
Niitaka Co., Ltd.	7,260	83,216
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,180,031
Nippon Flour Mills Co., Ltd.	557,000	2,664,872
*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	298,940
Nippon Suisan Kaisha, Ltd.	660,200	2,100,206
Nisshin Oillio Group, Ltd. (The)	525,000	2,310,539
Nissin Sugar Manufacturing Co., Ltd.	149,000	320,096
Nitto Flour Milling Co., Ltd.	64,000	234,939
Noevir Co., Ltd.	1,900	21,797
#Oenon Holdings, Inc.	247,000	534,151
#Oie Sangyo Co., Ltd.	20,900	174,677
Okuwa Co., Ltd.	111,000	1,044,803
Olympic Corp.	65,000	469,783
Pietro Co., Ltd.	10,300	105,298
Pigeon Corp.	67,800	2,020,328
Poplar Co., Ltd.	25,760	145,347
Prima Meat Packers, Ltd.	671,000	691,226
#Riken Vitamin Co., Ltd.	79,200	2,480,154
#Rock Field Co., Ltd.	47,000	715,138
Ryoshoku, Ltd.	96,400	2,075,159
S Foods, Inc.	70,000	546,170
#Sakata Seed Corp.	157,400	2,016,256
*San-A Co., Ltd.	4,500	179,196
Shoei Foods Corp.	44,000	274,457
Showa Sangyo Co., Ltd.	502,000	1,347,761
#Sogo Medical Co., Ltd.	23,000	590,693
Sonton Food Industry Co., Ltd.	43,000	342,352
Starzen Co., Ltd.	279,000	745,377

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Sugi Holdings Co., Ltd.	60,500	$1,351,773
Takara Holdings, Inc.	459,000	2,614,592
Three F Co., Ltd.	17,700	103,281
Tobu Store Co., Ltd.	215,000	609,648
Toho Co., Ltd./Hyogo	158,000	565,891
Tohto Suisan Co., Ltd.	120,000	160,893
Torigoe Co., Ltd. (The)	84,500	735,674
#Toyo Sugar Refining Co., Ltd.	157,000	175,520
Tsukiji Uoichiba Co., Ltd.	57,000	77,499
Tsuruha Holdings, Inc.	46,100	1,981,650
*Unicafe, Inc.	15,060	68,915
*Unihair Co., Ltd.	133,550	1,563,485
UNY Co., Ltd.	57,200	476,660
Uoriki Co., Ltd.	400	4,948
Valor Co., Ltd.	167,200	1,241,707
Warabeya Nichiyo Co., Ltd.	51,360	605,668
Yaizu Suisankagaku Industry Co., Ltd.	41,000	451,364
Yaoko Co., Ltd.	39,500	1,080,385
Yomeishu Seizo Co., Ltd.	100,000	909,459
Yonekyu Corp.	96,000	717,821
Yuasa Funashoku Co., Ltd.	112,000	260,689
#Yukiguni Maitake Co., Ltd.	104,256	674,497
Yutaka Foods Corp.	6,000	113,273

Total Consumer Staples		117,682,561

Energy — (0.9%)
*AOC Holdings, Inc.	139,600	613,410
BP Castrol K.K.	69,800	267,477
#*Fuji Kosan Co., Ltd.	264,000	195,844
Itochu Enex Co., Ltd.	290,000	1,332,307
Japan Oil Transportation Co., Ltd.	79,000	175,620
Kanto Natural Gas Development Co., Ltd.	147,000	764,480
Kyoei Tanker Co., Ltd.	115,000	189,457
Mitsuuroko Co., Ltd.	167,500	913,517
#Modec, Inc.	73,200	1,044,594
#Nippon Gas Co., Ltd.	148,900	1,997,779
Nippon Seiro Co., Ltd.	64,000	193,337
Sala Corp.	129,500	655,095
San-Ai Oil Co., Ltd.	259,000	1,092,340
#Shinko Plantech Co., Ltd.	154,000	1,427,674
Sinanen Co., Ltd.	239,000	910,328
*Toa Oil Co., Ltd.	360,000	407,058
Toyo Kanetsu K.K.	466,000	716,613

Total Energy		12,896,930

Financials — (9.1%)
Aichi Bank, Ltd. (The)	35,900	2,009,632
#Airport Facilities Co., Ltd.	120,570	474,986
Akita Bank, Ltd. (The)	685,400	1,932,691
Aomori Bank, Ltd. (The)	628,000	1,529,155
*Arealink Co., Ltd.	2,544	93,409
#Awa Bank, Ltd. (The)	227,000	1,543,182
Bank of Iwate, Ltd. (The)	57,200	2,417,429
Bank of Nagoya, Ltd. (The)	503,297	1,522,771
Bank of Okinawa, Ltd. (The)	88,100	3,389,540
Bank of Saga, Ltd. (The)	591,000	1,554,746
Bank of the Ryukyus, Ltd.	126,180	1,464,278
#*Cedyna Financial Corp.	589,850	818,536
Century Tokyo Leasing Corp.	260,590	3,759,430
*Chiba Kogyo Bank, Ltd. (The)	169,600	942,808
Chukyo Bank, Ltd. (The)	667,000	1,970,300

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Daibiru Corp.	178,000	$1,375,406
Daiko Clearing Services Corp.	49,700	153,853
#*Daikyo, Inc.	948,000	1,472,575
Daisan Bank, Ltd. (The)	621,000	1,516,623
#Daishi Bank, Ltd. (The)	717,000	2,216,067
Daito Bank, Ltd. (The)	485,000	301,226
Ehime Bank, Ltd. (The)	608,000	1,585,774
Eighteenth Bank, Ltd. (The)	628,000	1,555,573
FIDEA Holdings Co., Ltd.	97,400	203,286
*Fuji Fire & Marine Insurance Co., Ltd.	547,000	676,692
Fukui Bank, Ltd. (The)	841,000	2,593,369
Fukushima Bank, Ltd.	836,000	445,652
Fuyo General Lease Co., Ltd.	80,800	2,293,027
Goldcrest Co., Ltd.	64,820	1,400,115
Heiwa Real Estate Co., Ltd.	252,500	667,231
Higashi-Nippon Bank, Ltd.	626,000	1,123,907
#Higo Bank, Ltd. (The)	365,000	1,703,651
Hokkoku Bank, Ltd. (The)	714,000	2,874,405
Hokuetsu Bank, Ltd. (The)	875,000	1,540,221
Hyakugo Bank, Ltd. (The)	656,609	2,764,094
Hyakujishi Bank, Ltd. (The)	587,000	2,110,605
IBJ Leasing Co., Ltd.	82,100	1,725,512
Ichiyoshi Securities Co., Ltd.	156,000	883,046
Iida Home Max	48,100	370,131
*Japan Asia Investment Co., Ltd.	4,000	2,286
Juroku Bank, Ltd.	582,000	1,758,161
#*kabu.com Securities Co., Ltd.	272,400	941,927
Kagoshima Bank, Ltd. (The)	206,000	1,231,903
Keihanshin Real Estate Co., Ltd.	13,700	59,531
Keiyo Bank, Ltd. (The)	98,000	443,918
#*Kenedix, Inc.	3,527	712,510
Kirayaka Bank, Ltd.	98,000	87,797
Kita-Nippon Bank, Ltd. (The)	29,706	712,327
Kiyo Holdings, Inc.	2,168,900	2,917,101
#Kobayashi Yoko Co., Ltd.	265,200	645,444
#Kosei Securities Co., Ltd.	295,000	244,663
#Kyokuto Securities Co., Ltd.	44,500	320,730
#*Leopalace21 Corp.	391,985	441,461
Marusan Securities Co., Ltd.	256,000	1,294,355
Michinoku Bank, Ltd. (The)	524,000	1,065,548
Minato Bank, Ltd. (The)	1,025,000	1,512,157
Mito Securities Co., Ltd.	254,000	368,185
Miyazaki Bank, Ltd. (The)	540,000	1,368,936
*Mizuho Investors Securities Co., Ltd.	1,433,500	1,314,701
#*Monex Group, Inc.	4,629	1,098,037
Musashino Bank, Ltd.	105,600	3,066,201
Nagano Bank, Ltd. (The)	314,000	554,243
Nanto Bank, Ltd. (The)	63,000	329,700
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,015,125	75,587
Nisshin Fudosan Co.	99,000	698,933
Ogaki Kyoritsu Bank, Ltd. (The)	845,000	2,371,885
Oita Bank, Ltd. (The)	529,900	1,669,101
Okasan Securities Group, Inc.	604,000	1,955,357
Ricoh Leasing Co., Ltd.	75,300	1,871,358
#Risa Partners, Inc.	491	177,360
San-in Godo Bank, Ltd. (The)	303,000	2,096,454
Sankei Building Co., Ltd.	165,300	902,810
Shikoku Bank, Ltd.	750,000	2,101,589
#Shimizu Bank, Ltd.	32,100	1,309,975
#Sumitomo Real Estate Sales Co., Ltd.	33,200	1,487,638

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
#*Sun Frontier Fudousan Co., Ltd.	208	$22,759
Takagi Securities Co., Ltd.	206,000	207,859
TOC Co., Ltd.	417,650	1,722,432
Tochigi Bank, Ltd.	424,000	1,757,197
#Toho Bank, Ltd.	808,200	2,145,473
Toho Real Estate Co., Ltd.	140,700	805,573
Tohoku Bank, Ltd. (The)	389,000	624,390
Tokai Tokyo Financial Holdings, Inc.	898,000	3,120,888
Tokyo Rakutenchi Co., Ltd.	222,000	777,647
Tokyo Tatemono Co., Ltd.	908,000	3,658,692
*Tokyo Tatemono Real Estate Sales Co., Ltd.	2,300	6,212
Tokyo Theatres Co, Inc.	290,000	360,870
Tokyo Tomin Bank, Ltd.	110,100	1,038,866
#Tokyu Livable, Inc.	98,500	1,135,745
Tomato Bank, Ltd.	397,000	690,090
*TOMONY Holdings, Inc.	536,550	1,865,150
Tottori Bank, Ltd.	328,000	684,898
Towa Bank, Ltd.	884,000	809,779
#Toyo Securities Co., Ltd.	307,000	449,682
*Tsukuba Bank, Ltd.	188,800	565,526
Yachiyo Bank, Ltd. (The)	1,400	31,361
Yamagata Bank, Ltd.	584,500	2,535,077
#Yamanashi Chuo Bank, Ltd.	457,000	1,762,821

Total Financials		124,963,790

Health Care — (3.9%)
Aloka Co., Ltd.	83,300	491,051
As One Corp.	68,868	1,262,057
#*Asia Alliance Holdings Co., Ltd.	380,800	42,325
ASKA Pharmaceutical Co., Ltd.	101,000	640,609
BML, Inc.	33,200	826,200
CMIC Co., Ltd.	710	203,017
Create Medic Co., Ltd.	28,000	280,524
Eiken Chemical Co., Ltd.	78,900	800,923
#EPS Co., Ltd.	158	388,904
FALCO SD HOLDINGS Co., Ltd.	34,300	255,766
#Fuso Pharmaceutical Industries, Ltd.	320,000	827,024
Hitachi Medical Corp.	81,000	518,731
Hogy Medical Co., Ltd.	49,000	2,230,441
Iwaki & Co., Ltd.	55,000	117,598
Japan Medical Dynamic Marketing, Inc.	44,900	94,462
#Jeol, Ltd.	258,000	727,643
JMS Co., Ltd.	126,000	455,824
Kaken Pharmaceutical Co., Ltd.	335,000	3,670,535
Kawanishi Holdings, Ltd.	7,400	67,252
Kawasumi Laboratories, Inc.	45,000	271,581
#Kissei Pharmaceutical Co., Ltd.	87,100	1,733,702
#KYORIN Holdings, Inc.	178,000	2,764,121
#*M3, Inc.	297	1,360,379
#Mochida Pharmaceutical Co., Ltd.	167,000	1,813,170
Nagaileben Co., Ltd.	6,200	146,946
#Nichii Gakkan Co.	218,400	1,880,401
Nihon Kohden Corp.	151,200	2,874,009
Nikkiso Co., Ltd.	237,000	1,661,367
#Nippon Chemiphar Co., Ltd.	131,000	371,343
Nippon Shinyaku Co., Ltd.	229,000	3,248,584
Nipro Corp.	180,100	3,671,774
Nissui Pharmaceutical Co., Ltd.	66,100	542,668
#Paramount Bed Co., Ltd.	82,000	2,087,522
Rion Co., Ltd.	5,000	29,540
Rohto Pharmaceutical Co., Ltd.	80,000	991,106

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (Continued)
#Sawai Pharmaceutical Co., Ltd.	41,500	$3,627,965
Seikagaku Corp.	173,000	1,804,738
#Shin Nippon Biomedical Laboratories, Ltd.	24,700	110,141
Ship Healthcare Holdings, Inc.	94,000	961,466
Toho Holdings Co., Ltd.	132,000	1,847,158
#Torii Pharmaceutical Co., Ltd.	62,700	1,236,002
#Towa Pharmaceutical Co., Ltd.	42,300	2,302,224
Vital KSK Holdings, Inc.	142,400	1,087,349
#Wakamoto Pharmaceutical Co., Ltd.	100,000	267,744
#ZERIA Pharmaceutical Co., Ltd.	105,000	1,294,336

Total Health Care		53,888,222

Industrials — (22.7%)
*A&A Material Corp.	235,000	119,278
Advan Co., Ltd.	99,400	688,919
*Advanex, Inc.	73,000	70,656
Aeon Delight Co., Ltd.	81,100	1,503,950
Aica Kogyo Co., Ltd.	233,500	2,623,516
#Aichi Corp.	132,000	472,076
Aida Engineering, Ltd.	261,000	864,165
Airtech Japan, Ltd.	19,900	95,106
Alps Logistics Co., Ltd.	52,500	566,232
#Altech Co., Ltd.	23,000	62,337
Altech Corp.	37,150	287,701
#Amano Corp.	268,700	2,211,986
Ando Corp.	257,000	323,029
Anest Iwata Corp.	149,000	410,554
#Asahi Diamond Industrial Co., Ltd.	228,000	4,025,736
Asahi Holdings, Inc.	110,750	2,435,127
Asahi Kogyosha Co., Ltd.	99,000	411,179
*Asanuma Corp.	977,000	595,072
Asia Air Survey Co., Ltd.	32,000	83,590
Asunaro Aoki Construction Co., Ltd.	166,500	743,879
Ataka Construction & Engineering Co., Ltd.	60,000	158,438
Bando Chemical Industries, Ltd.	332,000	1,116,887
Benefit One, Inc.	3	2,336
Biken Techno Corp.	14,100	69,918
Bunka Shutter Co., Ltd.	227,000	496,235
*C&I Holdings Co., Ltd.	405,500	20,344
Central Glass Co., Ltd.	601,000	2,588,334
#Central Security Patrols Co., Ltd.	44,700	422,180
Chudenko Corp.	130,500	1,339,628
Chugai Ro Co., Ltd.	327,000	1,036,950
CKD Corp.	229,700	1,620,333
#Comsys Holdings Corp.	195,000	1,730,759
#Cosel Co., Ltd.	104,700	1,372,719
CTI Engineering Co., Ltd.	44,000	229,135
Dai-Dan Co., Ltd.	156,000	676,488
Daido Kogyo Co., Ltd.	145,000	259,153
#Daifuku Co., Ltd.	258,500	1,228,029
Daihen Corp.	428,000	1,924,027
Daiho Corp.	878,000	676,883
#*Daiichi Chuo K.K.	367,000	832,840
Daiichi Jitsugyo Co., Ltd.	180,000	531,694
#Daiseki Co., Ltd.	143,463	2,713,201
*Daisue Construction Co., Ltd.	271,500	108,203
Daiwa Industries, Ltd.	169,000	743,558
Daiwa Odakyu Construction Co., Ltd.	63,500	149,777
*Danto Holdings Corp.	475,000	430,087
Denyo Co., Ltd.	90,600	546,461
*Dijet Industrial Co., Ltd.	80,000	94,466

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
DMW Corp.	4,800	$95,886
#*Dream Incubator, Inc.	168	110,938
*Duskin Co., Ltd.	184,400	3,241,457
#*Enshu, Ltd.	142,000	117,966
Freesia Macross Corp.	1,355,000	202,331
*Fujisash Co., Ltd.	49,300	18,854
*Fujitec Co., Ltd.	304,000	1,364,590
#Fukuda Corp.	657,000	1,275,490
*Fukusima Industries Corp.	29,700	259,857
#*Fukuyama Transporting Co., Ltd.	431,400	2,135,701
Funai Consulting Co., Ltd.	99,300	609,878
*Furukawa Co., Ltd.	1,317,000	1,359,799
#Furusato Industries, Ltd.	50,600	257,606
Futaba Corp.	146,800	2,579,422
Gecoss Corp.	113,600	410,350
*Hamai Co., Ltd.	92,000	131,257
Hanwa Co., Ltd.	697,000	2,753,079
*Hazama Corp.	285,800	213,020
Hibiya Engineering, Ltd.	120,300	968,506
#Hitachi Cable, Ltd.	447,000	1,065,926
Hitachi Metals Techno, Ltd.	57,500	255,875
Hitachi Tool Engineering, Ltd.	94,000	1,108,152
Hitachi Transport System, Ltd.	27,400	424,188
#Hitachi Zosen Corp.	2,175,500	3,134,938
Hokuetsu Industries Co., Ltd.	85,000	125,720
Hokuriku Electrical Construction Co., Ltd.	56,000	142,161
Hosokawa Micron Corp.	133,000	424,345
#*Howa Machinery, Ltd.	379,000	310,626
Ichiken Co., Ltd.	87,000	103,779
ICHINEN HOLDINGS CO., Ltd.	71,100	317,914
Idec Corp.	130,900	1,098,003
IHI Transport Machinery Co., Ltd.	73,000	299,275
#Iino Kaiun Kaisha, Ltd.	334,300	1,490,238
Inaba Denki Sangyo Co., Ltd.	82,100	2,068,329
Inaba Seisakusho Co., Ltd.	60,800	491,926
Inabata & Co., Ltd.	195,600	978,241
#Inui Steamship Co., Ltd.	80,800	406,039
#*Iseki & Co., Ltd.	718,000	1,746,974
#Ishii Iron Works Co., Ltd.	110,000	174,728
#*Ishikawa Seisakusho, Ltd.	101,000	77,687
Ishikawajima Construction Materials Co., Ltd.	202,000	195,715
Itoki Corp.	174,200	406,203
#Iwatani International Corp.	847,000	2,453,580
#*Jalux, Inc.	43,300	329,639
Jamco Corp.	82,000	626,605
Japan Airport Terminal Co., Ltd.	111,200	1,823,955
#*Japan Bridge Corp.	25,900	48,044
Japan Foundation Engineering Co., Ltd.	95,600	190,958
Japan Kenzai Co., Ltd.	93,440	373,421
Japan Pulp & Paper Co., Ltd.	449,000	1,514,432
Japan Transcity Corp.	231,000	681,688
JFE Shoji Holdings, Inc.	321,000	1,244,261
Kamei Corp.	118,000	483,635
Kanaden Corp.	118,000	632,656
Kanagawa Chuo Kotsu Co., Ltd.	192,000	971,021
Kanamoto Co., Ltd.	112,000	580,912
Kandenko Co., Ltd.	187,000	1,089,788
*Kanematsu Corp.	1,442,625	1,181,115
#*Kanematsu-NNK Corp.	113,000	122,200
Katakura Industries Co., Ltd.	109,900	1,013,284
Kato Works Co., Ltd.	197,000	354,045

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
KAWADA TECHNOLOGIES, Inc.	104,500	$1,622,374
Kawagishi Bridge Works Co., Ltd.	38,000	105,181
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	321,096
Keihin Co., Ltd. (The)	199,000	197,716
#Kimura Chemical Plants Co., Ltd.	59,400	372,429
Kinki Sharyo Co., Ltd.	176,000	722,610
Kintetsu World Express, Inc.	75,700	1,756,936
#*Kitagawa Iron Works Co., Ltd.	335,000	466,889
Kitano Construction Corp.	252,000	521,678
Kitazawa Sangyo Co., Ltd.	54,500	96,547
Kitz Corp.	397,000	1,754,186
Kodensha Co., Ltd. (The)	25,000	56,656
Koike Sanso Kogyo Co., Ltd.	152,000	385,716
*Koito Industries, Ltd.	102,000	155,875
Kokuyo Co., Ltd.	211,325	1,615,394
Komai Tekko, Inc.	109,000	186,810
Komatsu Wall Industry Co., Ltd.	32,900	283,862
Komori Corp.	158,500	1,556,292
Kondotec, Inc.	40,500	287,613
*Kosaido Co., Ltd.	364,000	573,914
KRS Corp.	38,200	430,861
*Kumagai Gumi Co., Ltd.	583,800	361,581
#Kuroda Electric Co., Ltd.	109,900	1,275,647
Kyodo Printing Co., Ltd.	303,000	649,037
Kyoei Sangyo Co., Ltd.	97,000	177,011
Kyokuto Boeki Kaisha, Ltd.	58,000	86,380
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	504,724
Kyosan Electric Manufacturing Co., Ltd.	213,000	892,715
Kyowa Exeo Corp.	301,100	2,646,568
#Kyudenko Corp.	195,000	1,003,654
*Lonseal Corp.	116,000	104,984
Maeda Corp.	587,000	1,590,426
Maeda Road Construction Co., Ltd.	274,000	1,899,306
*Maezawa Industries, Inc.	35,700	60,582
Maezawa Kasei Industries Co., Ltd.	50,700	418,996
Maezawa Kyuso Industries Co., Ltd.	50,400	565,662
*Makino Milling Machine Co., Ltd.	338,000	2,326,602
Marubeni Construction Material Lease Co., Ltd.	75,000	80,959
Maruka Machinery Co., Ltd.	28,100	208,711
Maruwn Corp.	66,000	167,201
#Maruyama Manufacturing Co, Inc.	150,000	264,124
Maruzen Showa Unyu Co., Ltd.	296,000	924,785
#Matsuda Sangyo Co., Ltd.	77,482	1,337,712
Matsui Construction Co., Ltd.	98,600	339,994
Max Co., Ltd.	181,000	1,997,271
#*Meidensha Corp.	732,050	2,607,877
#*Meiji Machine Co., Ltd.	63,000	15,679
#Meiji Shipping Co., Ltd.	106,100	369,413
*Meitec Corp.	130,100	2,596,407
Meito Transportation Co., Ltd.	22,000	159,550
#*Meiwa Trading Co., Ltd.	140,000	360,263
Mesco, Inc.	30,000	193,365
*Mirait Holdings Corp.	274,685	1,805,746
Mitani Corp.	52,600	417,526
Mitsubishi Kakoki Kaisha, Ltd.	229,000	440,231
Mitsubishi Pencil Co., Ltd.	100,600	1,758,420
Mitsuboshi Belting, Ltd.	274,000	1,129,113
#Mitsui Matsushima Co., Ltd.	338,000	617,494
Mitsui-Soko Co., Ltd.	463,000	1,740,776
Mitsumura Printing Co., Ltd.	93,000	276,171
#Miura Co., Ltd.	131,300	2,967,570

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Miura Printing Corp.	19,000	$28,340
*Miyaji Engineering Group, Inc.	1,524,175	1,249,500
#*Miyakoshi Corp.	48,400	178,994
*Mori Denki Mfg. Co., Ltd.	625,000	54,830
#Mori Seiki Co., Ltd.	282,900	2,755,676
Morita Holdings Corp.	156,000	840,866
#Moshi Moshi Hotline, Inc.	104,400	2,434,264
Mystar Engineering Corp.	15,600	63,823
Nac Co., Ltd.	28,900	324,739
Nachi-Fujikoshi Corp.	588,000	1,757,837
Naikai Zosen Corp.	75,000	291,765
*Nakano Corp.	103,000	241,402
Narasaki Sangyo Co., Ltd.	56,000	69,589
NEC Capital Solutions, Ltd.	45,100	579,881
#NEC Networks & System Integration Corp.	104,600	1,220,191
New Tachikawa Aircraft Co., Ltd.	9,900	614,409
Nichias Corp.	416,000	1,793,707
Nichiban Co., Ltd.	122,000	403,173
*Nichiden Corp.	1,000	28,846
Nichiha Corp.	92,880	731,553
Nichireki Co., Ltd.	96,000	340,863
#Nihon M&A Center, Inc.	27	97,598
Nikko Co., Ltd.	127,000	359,302
Nippo Corp.	244,000	1,510,747
Nippon Carbon Co., Ltd.	396,000	1,264,150
Nippon Conveyor Co., Ltd.	168,000	140,076
Nippon Densetsu Kogyo Co., Ltd.	183,000	1,652,730
Nippon Denwa Shisetu Co., Ltd.	203,000	571,824
Nippon Filcon Co., Ltd.	73,100	358,001
Nippon Hume Corp.	91,000	266,835
Nippon Jogesuido Sekkei Co., Ltd.	289	351,005
#Nippon Kanzai Co., Ltd.	46,200	725,967
Nippon Koei Co., Ltd.	272,000	713,374
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,676,716
#Nippon Seisen Co., Ltd.	107,000	546,805
#Nippon Sharyo, Ltd.	216,000	950,676
Nippon Shindo Co., Ltd.	8,000	13,722
Nippon Signal Co., Ltd.	206,800	1,448,305
Nippon Steel Trading Co., Ltd.	280,000	789,445
Nippon Thompson Co., Ltd.	255,000	1,767,555
*Nippon Tungsten Co., Ltd.	81,000	125,711
*Nippon Yusoki Co., Ltd.	138,000	296,963
Nishimatsu Construction Co., Ltd.	954,000	1,016,363
Nishishiba Electric Co., Ltd.	101,000	144,174
Nissei Corp.	104,600	777,080
*Nissei Plastic Industrial Co., Ltd.	378,800	1,076,857
#Nissha Printing Co., Ltd.	72,600	1,600,995
Nissin Corp.	336,000	732,162
Nissin Electric Co., Ltd.	109,000	566,962
Nitchitsu Co., Ltd.	58,000	133,347
Nitta Corp.	101,200	1,597,404
#Nitto Boseki Co., Ltd.	847,000	1,967,458
Nitto Kogyo Corp.	143,400	1,301,817
#Nitto Kohki Co., Ltd.	65,600	1,548,935
Nitto Seiko Co., Ltd.	122,000	347,409
*Nittoc Construction Co., Ltd.	316,000	179,802
*Noda Corp.	169,300	378,549
Nomura Co., Ltd.	205,000	544,011
Noritake Co., Ltd.	510,000	1,601,694
Noritz Corp.	83,000	1,524,021
#NS United Kaiun Kaisha, Ltd.	403,000	1,023,388

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#*Oak Capital Corp.	55,735	$81,571
Obayashi Road Corp.	106,000	174,993
Oiles Corp.	117,242	1,830,344
*Okamoto Machine Tool Works, Ltd.	163,000	202,127
#Okamura Corp.	273,900	1,442,110
Okano Valve Manufacturing Co.	58,000	468,023
#*Oki Electric Cable Co., Ltd.	90,000	138,298
#*OKK Corp.	255,000	333,790
#*OKUMA Corp.	383,000	2,271,831
Okumura Corp.	716,400	2,502,034
O-M, Ltd.	105,000	323,269
Onoken Co., Ltd.	58,900	441,804
#Organo Corp.	155,000	1,025,371
*Original Engineering Consultants Co., Ltd.	61,500	88,242
OSG Corp.	189,800	1,977,127
Oyo Corp.	101,300	810,401
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	195,635
#Park24 Co., Ltd.	118,700	1,146,964
Pasco Corp.	23,000	54,657
Pasona Group, Inc.	18	13,260
Penta-Ocean Construction Co., Ltd.	841,000	1,263,774
Pilot Corp.	730	1,127,742
Pronexus, Inc.	133,200	660,119
Raito Kogyo Co., Ltd.	193,700	424,060
Rheon Automatic Machinery Co., Ltd.	64,000	152,024
*Ryobi, Ltd.	548,200	2,008,051
*Sailor Pen Co., Ltd.	110,000	60,086
Sakai Heavy Industries, Ltd.	126,000	182,040
*Sakurada Co., Ltd.	57,000	9,911
#*Sanix, Inc.	157,400	291,006
Sanki Engineering Co., Ltd.	245,000	1,527,328
#Sanko Metal Industrial Co., Ltd.	118,000	222,663
*Sankyo-Tateyama Holdings, Inc.	1,095,000	1,254,488
*Sankyu, Inc.	717,000	3,006,844
Sanritsu Corp.	16,700	115,038
Sanwa Holdings Corp.	543,000	1,544,819
Sanyo Denki Co., Ltd.	201,000	859,746
Sanyo Engineering & Construction, Inc.	48,000	154,130
Sanyo Industries, Ltd.	79,000	90,343
Sasebo Heavy Industries Co., Ltd.	546,000	964,971
Sato Corp.	104,900	1,200,090
Sato Shoji Corp.	65,300	340,701
*Sawafuji Electric Co., Ltd.	42,000	87,148
Secom Joshinetsu Co., Ltd.	33,900	873,545
Secom Techno Service Co., Ltd.	37,500	1,111,507
Seibu Electric Industry Co., Ltd.	67,000	242,370
Seika Corp.	267,000	576,668
#*Seikitokyu Kogyo Co., Ltd.	388,000	173,726
Seino Holdings Co., Ltd.	203,000	1,235,982
Sekisui Jushi Co., Ltd.	135,000	1,299,740
#Senko Co., Ltd.	362,000	1,103,656
#Senshu Electric Co., Ltd.	37,300	333,466
#Shibusawa Warehouse Co., Ltd.	231,000	753,765
Shibuya Kogyo Co., Ltd.	82,300	797,353
Shima Seiki Manufacturing Co., Ltd.	79,200	1,512,842
Shin Nippon Air Technologies Co., Ltd.	84,280	477,477
Shin-Keisei Electric Railway Co., Ltd.	174,000	726,152
#Shin-Kobe Electric Machinery Co., Ltd.	97,000	992,529
Shinmaywa Industries, Ltd.	399,000	1,388,404
Shinnihon Corp.	215,900	496,802
Shinsho Corp.	202,000	416,051

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Sho-Bond Corp.	95,300	$2,039,647
#Shoko Co., Ltd.	316,000	426,779
#Showa Aircraft Industry Co., Ltd.	112,000	792,223
#Sinfonia Technology Co., Ltd.	474,000	934,595
Sintokogio, Ltd.	191,800	1,454,113
Soda Nikka Co., Ltd.	67,000	264,011
Sohgo Security Services Co., Ltd.	208,400	2,181,721
Sotetsu Holdings, Inc.	111,000	351,911
#Space Co., Ltd.	73,420	455,264
Subaru Enterprise Co., Ltd.	59,000	159,762
Sugimoto & Co., Ltd.	34,100	265,562
Sumitomo Densetsu Co., Ltd.	104,600	363,901
*Sumitomo Mitsui Construction Co., Ltd.	256,200	175,016
#Sumitomo Precision Products Co., Ltd.	150,000	563,344
Sumitomo Warehouse Co., Ltd.	348,000	1,805,224
*Suzuki Metal Industry Co., Ltd.	71,000	124,421
*SWCC Showa Holdings Co., Ltd.	831,000	649,466
*Tadano, Ltd.	306,579	1,370,092
Taihei Dengyo Kaisha, Ltd.	138,000	963,522
Taihei Kogyo Co., Ltd.	244,000	1,035,431
Taiheiyo Kouhatsu, Inc.	95,000	63,325
#Taikisha, Ltd.	124,300	1,667,747
#Takada Kiko Co., Ltd.	289,000	545,118
Takano Co., Ltd.	52,000	244,611
#Takara Printing Co., Ltd.	38,055	299,643
Takara Standard Co., Ltd.	483,000	2,970,009
#Takasago Thermal Engineering Co., Ltd.	279,000	1,971,552
#Takashima & Co., Ltd.	137,000	196,877
Takigami Steel Construction Co., Ltd.	50,000	128,766
*Takisawa Machine Tool Co., Ltd.	191,000	178,652
*Takuma Co., Ltd.	297,000	725,801
*Tanseisha Co., Ltd.	74,000	157,039
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	496,071
TECHNO ASSOCIE Co., Ltd.	58,400	456,778
Techno Ryowa, Ltd.	71,390	346,396
#Teikoku Electric Manufacturing Co., Ltd.	31,800	609,555
*Tekken Corp.	521,000	433,649
#Temp Holdings Co., Ltd.	21,000	185,982
Teraoka Seisakusho Co., Ltd.	53,600	237,814
Toa Corp.	744,000	628,511
TOA ROAD Corp.	155,000	225,724
#*Tobishima Corp.	1,548,500	385,148
Tocalo Co., Ltd.	51,600	875,732
Toda Corp.	656,000	2,210,306
Toenec Corp.	204,000	1,042,886
Tokai Lease Co., Ltd.	86,000	149,671
#Toko Electric Corp.	88,000	445,200
Tokyo Energy & Systems, Inc.	126,000	736,435
TOKYO KEIKI, Inc.	265,000	349,776
#*Tokyo Kikai Seisakusho, Ltd.	300,000	241,949
Tokyo Sangyo Co., Ltd.	78,000	230,591
#Tokyu Community Corp.	31,200	845,437
Toli Corp.	207,000	323,257
#Tomoe Corp.	115,500	359,570
Tonami Holdings Co., Ltd.	331,000	517,903
Toppan Forms Co., Ltd.	124,900	1,108,421
*Tori Holdings Co., Ltd.	217,700	48,610
#Torishima Pump Manufacturing Co., Ltd.	80,500	1,328,139
Toshiba Machine Co., Ltd.	340,000	1,395,743
#Toshiba Plant Kensetsu Co., Ltd.	182,450	2,398,417
*Tosho Printing Co., Ltd.	243,000	361,733

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Totetsu Kogyo Co., Ltd.	122,000	$710,547
#*Totoku Electric Co., Ltd.	66,000	55,625
#Toyo Electric Manufacturing Co., Ltd.	149,000	639,827
Toyo Engineering Corp.	556,400	1,774,092
Toyo Machinery & Metal Co., Ltd.	42,400	118,193
*Toyo Shutter Co., Ltd.	7,100	21,736
#Toyo Tanso Co, Ltd.	32,400	1,854,056
#Toyo Wharf & Warehouse Co., Ltd.	274,000	436,057
Trinity Industrial Corp.	56,000	170,931
Trusco Nakayama Corp.	95,200	1,387,435
Tsubakimoto Chain Co.	555,700	2,456,404
Tsubakimoto Kogyo Co., Ltd.	97,000	239,149
#Tsugami Corp.	252,000	1,584,152
Tsukishima Kikai Co., Ltd.	121,000	764,093
Tsurumi Manufacturing Co., Ltd.	94,000	560,045
Tsuzuki Denki Co., Ltd.	75,000	327,298
TTK Co., Ltd.	62,000	248,834
Uchida Yoko Co., Ltd.	171,000	566,637
Ueki Corp.	453,000	684,909
Union Tool Co.	56,900	1,456,770
Utoc Corp.	96,400	248,483
#*Wakachiku Construction Co., Ltd.	1,710,000	808,696
Weathernews, Inc.	26,700	401,094
#Yahagi Construction Co., Ltd.	136,000	771,847
Yamabiko Corp.	28,782	213,696
Yamato Corp.	82,000	281,660
Yamaura Corp.	40,500	91,319
#Yamazen Co., Ltd.	294,000	1,199,991
Yasuda Warehouse Co., Ltd. (The)	98,200	594,916
Yokogawa Bridge Holdings Corp.	139,400	743,907
Yondenko Corp.	133,800	493,953
*Yuasa Trading Co., Ltd.	779,000	646,944
Yuken Kogyo Co., Ltd.	156,000	305,588
Yurtec Corp.	221,000	769,112
Yusen Logistics Co., Ltd.	55,500	767,753
#Yushin Precision Equipment Co., Ltd.	53,334	963,386

Total Industrials		311,327,102

Information Technology — (9.8%)
Ai Holdings Corp.	182,600	617,392
Aichi Tokei Denki Co., Ltd.	113,000	311,903
#Aiphone Co., Ltd.	70,900	1,034,205
Allied Telesis Holdings K.K.	470,700	609,438
#Alpha Systems, Inc.	27,300	533,818
#Alps Electric Co., Ltd.	281,695	2,524,047
#Anritsu Corp.	435,000	2,805,777
AOI Electronic Co., Ltd.	37,400	358,607
*Apic Yamada Corp.	36,000	100,750
Arisawa Manufacturing Co., Ltd.	18,600	91,280
Asahi Net, Inc.	21,000	73,824
CAC Corp.	68,700	479,318
Canon Electronics, Inc.	68,200	1,790,151
Capcom Co., Ltd.	167,200	2,628,070
Chino Corp.	151,000	346,670
CMK Corp.	74,300	293,006
Computer Engineering & Consulting, Ltd.	61,500	265,723
Core Corp.	45,700	323,477
Cresco, Ltd.	23,200	108,654
#*CSK Corp.	431,900	1,447,429
Cybernet Systems Co., Ltd.	85	21,839
#Cybozu, Inc.	895	229,914

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
*Daiko Denshi Tsushin, Ltd.	12,000	$16,116
*Dainippon Screen Manufacturing Co., Ltd.	731,000	4,159,684
Denki Kogyo Co., Ltd.	234,000	938,657
DKK TOA Corp.	31,000	90,459
DTS Corp.	84,900	903,186
#*Dwango Co., Ltd.	231	466,642
#Eizo Nanao Corp.	73,100	1,490,171
Elematec Corp.	1,700	21,460
*Elna Co., Ltd.	97,000	97,409
Enplas Corp.	14,400	184,083
ESPEC Corp.	79,800	448,680
Faith, Inc.	54	3,881
#*FDK Corp.	409,000	558,613
*Fuji Electronics Co., Ltd.	1,200	15,412
#Fuji Soft, Inc.	96,400	1,426,897
*Fujitsu Component, Ltd.	139	46,573
Fujitsu Frontech, Ltd.	78,600	581,610
Fuso Dentsu Co., Ltd.	16,000	62,361
Future Architect, Inc.	1,206	438,290
GMO Internet, Inc.	61,200	218,851
Hakuto Co., Ltd.	69,100	584,797
*Hioki EE Corp.	6,000	114,321
Hitachi Business Solution Co., Ltd.	43,200	376,413
Hitachi Kokusai Electric, Inc.	239,500	2,175,861
#Hochiki Corp.	97,000	436,312
Hokuriku Electric Industry Co., Ltd.	289,000	545,057
Horiba, Ltd.	120,500	2,959,345
#Hosiden Corp.	241,300	2,394,303
#Icom, Inc.	47,600	1,280,082
#*Ikegami Tsushinki Co., Ltd.	174,000	105,798
#Ines Corp.	153,900	929,592
I-Net Corp.	47,800	249,832
Information Services International-Dentsu, Ltd.	76,700	488,207
Innotech Corp.	2,000	9,929
Internet Initiative Japan, Inc.	407	876,869
Ishii Hyoki Co., Ltd.	23,700	195,429
IT Holdings Corp.	262,401	2,897,221
#*ITC Networks Corp.	35,700	172,656
Itfor, Inc.	1,900	5,531
*Iwatsu Electric Co., Ltd.	303,000	218,532
Japan Aviation Electronics Industry, Ltd.	240,600	1,596,769
Japan Business Computer Co., Ltd.	73,200	450,211
#Japan Cash Machine Co., Ltd.	84,315	625,370
#Japan Digital Laboratory Co., Ltd.	104,900	1,049,307
Japan Radio Co., Ltd.	376,000	848,200
#Jastec Co., Ltd.	61,400	385,007
JBIS Holdings, Inc.	79,600	283,989
JIEC Co., Ltd.	199	176,413
Kaga Electronics Co., Ltd.	95,100	1,017,528
#Kakaku.com, Inc.	573	2,765,044
Kanematsu Electronics, Ltd.	83,100	798,674
Kawatetsu Systems, Inc.	174	131,356
Koa Corp.	144,800	1,474,022
*Kubotek Corp.	370	89,274
Kyoden Co., Ltd.	160,000	223,699
Kyowa Electronic Instruments Co., Ltd.	52,000	155,731
Macnica, Inc.	47,900	920,211
*Macromill, Inc.	127	195,936
Marubun Corp.	96,100	444,651
Maruwa Co., Ltd.	36,500	883,425
Maspro Denkoh Corp.	61,000	571,861

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#Megachips Corp.	81,300	$1,426,126
*Meisei Electric Co., Ltd.	359,000	249,448
Melco Holdings, Inc.	41,100	1,332,099
Mimasu Semiconductor Industry Co., Ltd.	82,881	813,774
Miroku Jyoho Service Co., Ltd.	107,000	278,635
*Mitsui High-Tec, Inc.	131,600	662,253
Mitsui Knowledge Industry Co., Ltd.	3,688	583,157
Mitsumi Electric Co., Ltd.	71,100	1,208,926
#*Mutoh Holdings Co., Ltd.	160,000	338,175
*Nagano Japan Radio Co., Ltd.	85,000	106,769
Nagano Keiki Co., Ltd.	600	4,612
Nakayo Telecommunications, Inc.	542,000	996,217
NEC Fielding, Ltd.	91,200	979,548
NEC Mobiling, Ltd.	45,100	1,131,042
#Net One Systems Co., Ltd.	1,889	2,630,500
#*New Japan Radio Co., Ltd.	37,000	91,519
Nichicon Corp.	258,800	2,877,646
Nidec Copal Electronics Corp.	21,100	147,154
#Nidec Sankyo Corp.	191,000	1,352,910
#Nihon Dempa Kogyo Co., Ltd.	66,900	1,211,340
#*Nihon Inter Electronics Corp.	104,700	149,009
Nihon Unisys, Ltd.	202,175	1,286,501
*Nippon Avionics Co., Ltd.	78,000	133,153
#Nippon Ceramic Co., Ltd.	83,100	1,403,212
#*Nippon Chemi-Con Corp.	472,000	1,891,394
Nippon Systemware Co., Ltd.	27,900	105,461
Nohmi Bosai, Ltd.	116,000	666,840
#NS Solutions Corp.	66,700	1,241,684
#NSD Co., Ltd.	170,300	1,811,988
Obic Business Consultants Co., Ltd.	18,800	943,580
Okaya Electric Industries Co., Ltd.	73,000	274,742
*Oki Electric Industry Co., Ltd.	2,162,000	1,877,603
ONO Sokki Co., Ltd.	103,000	250,842
Optex Co., Ltd.	10,400	125,296
*Origin Electric Co., Ltd.	105,000	363,683
#Osaki Electric Co., Ltd.	116,000	859,793
*Panasonic Electric Works Information Systems Co., Ltd.	9,800	267,113
PCA Corp.	17,500	184,877
#*Pixela Corp.	18,400	44,264
Riken Keiki Co., Ltd.	77,800	486,172
Roland DG Corp.	51,500	714,849
Ryoden Trading Co., Ltd.	141,000	754,691
Ryosan Co., Ltd.	122,000	3,004,852
Ryoyo Electro Corp.	108,000	998,207
Sanken Electric Co., Ltd.	338,000	1,208,514
Sanko Co., Ltd.	22,000	61,667
Sanshin Electronics Co., Ltd.	108,100	874,708
Satori Electric Co., Ltd.	56,380	394,170
*Saxa Holdings, Inc.	194,000	269,525
*Sekonic Corp.	15,000	18,498
*Shibaura Mechatronics Corp.	138,000	441,750
*Shindengen Electric Manufacturing Co., Ltd.	296,000	1,191,696
#Shinkawa, Ltd.	68,300	663,651
*Shinko Electric Industries Co., Ltd.	11,700	113,894
Shinko Shoji Co., Ltd.	75,900	561,580
Shizuki Electric Co., Inc.	103,000	355,656
Siix Corp.	82,100	736,092
#*Simplex Holdings, Inc.	686	311,755
#SMK Corp.	263,000	1,127,376
Softbank Technology Corp.	100	696
So-net Entertainment Corp.	426	1,102,896

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
SRA Holdings	49,700	$471,806
Star Micronics Co., Ltd.	137,200	1,308,662
Sumida Corp.	61,549	509,247
Sumisho Computer Systems Corp.	103,400	1,531,648
Sun-Wa Technos Corp.	500	3,032
#Sunx, Ltd.	109,000	608,721
#*Systena Corp.	1,096	863,346
Tachibana Eletech Co., Ltd.	62,400	443,648
Taiyo Yuden Co., Ltd.	113,000	1,451,788
#Tamura Corp.	249,000	615,445
*Teac Corp.	292,000	134,056
Tecmo Koei Holdings Co., Ltd.	143,730	899,346
Teikoku Tsushin Kogyo Co., Ltd.	172,000	392,031
#TKC, Corp.	83,700	1,662,548
#*Toko, Inc.	304,000	458,659
Tokyo Denpa Co., Ltd.	24,900	131,262
Tokyo Electron Device, Ltd.	352	562,169
Tokyo Seimitsu Co., Ltd.	138,200	1,787,470
Tomen Electronics Corp.	50,600	626,899
#Topcon Corp.	160,500	617,307
Tose Co., Ltd.	22,100	127,758
Toshiba TEC Corp.	404,000	1,587,034
Toukei Computer Co., Ltd.	27,710	386,002
#*Towa Corp.	41,900	277,274
#Toyo Corp.	110,600	1,030,272
Trans Cosmos, Inc.	116,900	919,047
Ulvac, Inc.	130,200	2,621,267
*Uniden Corp.	121,000	241,791
#*Wacom Co., Ltd.	1,310	1,495,590
XNET Corp.	21	33,522
#*Yamaichi Electronics Co., Ltd.	96,500	260,929
*Yaskawa Information Systems Corp.	40,000	118,375
Yokowo Co., Ltd.	69,500	354,656
Zuken, Inc.	94,600	640,216

Total Information Technology		134,135,695

Materials — (11.2%)
Achilles Corp.	670,000	874,422
Adeka Corp.	331,700	3,535,829
Agro-Kanesho Co., Ltd.	7,000	69,582
Aichi Steel Corp.	367,000	2,038,495
Arakawa Chemical Industries, Ltd.	67,700	706,476
Araya Industrial Co., Ltd.	204,000	303,396
Aronkasei Co., Ltd.	124,000	501,826
Asahi Organic Chemicals Industry Co., Ltd.	325,000	752,616
Chuetsu Pulp & Paper Co., Ltd.	395,000	643,394
*Chugai Mining Co., Ltd.	852,400	318,360
Chugoku Marine Paints, Ltd.	230,000	1,665,972
*Chugokukogyo Co., Ltd.	62,000	62,200
Chuo Denki Kogyo Co., Ltd.	90,000	514,523
#*Co-Op Chemical Co., Ltd.	159,000	188,340
#*Dai Nippon Toryo, Ltd.	488,000	467,369
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	504,557
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	298,701
Daiken Corp.	382,000	878,462
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	306,000	1,290,074
Daio Paper Corp.	201,500	1,308,682
Daiso Co., Ltd.	343,000	903,368
DC Co., Ltd.	113,900	168,435
DIC Corp.	629,000	1,169,046
Dynapac Co., Ltd.	25,000	70,966

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
*Earth Chemical Co., Ltd.	17,700	$600,938
FP Corp.	58,500	3,229,497
#Fuji Seal International, Inc.	56,100	1,137,546
Fujikura Kasei Co., Ltd.	94,500	566,365
Fujimi, Inc.	1,800	25,642
Fumakilla, Ltd.	85,000	380,622
Furukawa-Sky Aluminum Corp.	161,000	426,291
Geostar Corp.	38,000	44,225
Godo Steel, Ltd.	521,000	980,134
#Gun Ei Chemical Industry Co., Ltd.	262,000	678,218
Harima Chemicals, Inc.	78,000	436,517
#Hodogaya Chemical Co., Ltd.	265,000	763,716
Hokkan Holdings, Ltd.	210,000	520,410
Hokko Chemical Industry Co., Ltd.	90,000	264,141
#Hokuetsu Kishu Paper Co., Ltd.	551,199	2,549,239
*Hokushin Co., Ltd.	61,400	71,810
Honshu Chemical Industry Co., Ltd.	35,000	222,727
Ihara Chemical Industry Co., Ltd.	155,000	436,953
Ise Chemical Corp.	86,000	549,457
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	931,605
*Japan Carlit Co., Ltd.	59,800	284,684
JSP Corp.	100,100	1,152,415
#Kanto Denka Kogyo Co., Ltd.	186,000	1,397,257
Katakura Chikkarin Co., Ltd.	43,000	127,335
Kawakin Holdings Co., Ltd.	11,000	36,776
Kawasaki Kasei Chemicals, Ltd.	121,000	151,976
#Koatsu Gas Kogyo Co., Ltd.	161,000	884,732
Kohsoku Corp.	62,800	565,709
Konishi Co., Ltd.	66,900	779,816
#Kumiai Chemical Industry Co., Ltd.	224,000	726,726
#Kureha Corp.	545,500	3,096,346
Kurosaki Harima Corp.	210,000	695,594
Kyoei Steel, Ltd.	47,300	576,052
Lintec Corp.	52,600	1,181,255
MEC Co., Ltd.	61,200	225,486
*Mitsubishi Paper Mills, Ltd.	1,094,000	1,113,988
Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,246,724
Mitsui Mining & Smelting Co., Ltd.	350,000	1,067,450
Mory Industries, Inc.	154,000	506,713
Nakabayashi Co., Ltd.	181,000	357,386
*Nakayama Steel Works, Ltd.	413,000	512,155
Neturen Co., Ltd.	145,200	1,051,486
Nichia Steel Works, Ltd.	175,900	396,773
Nihon Kagaku Sangyo Co., Ltd.	79,000	571,003
#Nihon Nohyaku Co., Ltd.	216,000	1,243,722
Nihon Parkerizing Co., Ltd.	230,000	3,013,274
Nihon Seiko Co., Ltd.	18,000	50,159
Nihon Yamamura Glass Co., Ltd.	360,000	913,176
#*Nippon Carbide Industries Co., Inc.	201,000	513,302
Nippon Chemical Industrial Co., Ltd.	281,000	638,054
Nippon Chutetsukan K.K.	50,000	66,960
Nippon Chuzo K.K.	111,000	104,562
#Nippon Coke & Engineering Co., Ltd.	772,500	1,259,483
#Nippon Concrete Industries Co., Ltd.	157,000	239,601
Nippon Denko Co., Ltd.	372,000	2,756,092
Nippon Fine Chemical Co., Ltd.	85,600	487,604
#Nippon Kasei Chemical Co., Ltd.	355,000	797,866
#*Nippon Kinzoku Co., Ltd.	222,000	369,315
*Nippon Koshuha Steel Co., Ltd.	366,000	359,028
*Nippon Light Metal Co., Ltd.	1,548,000	2,600,679
#*Nippon Metal Industry Co., Ltd.	556,000	676,687

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Nippon Paint Co., Ltd.	691,200	$5,107,460
Nippon Pigment Co., Ltd.	43,000	110,344
Nippon Pillar Packing Co., Ltd.	83,000	473,104
Nippon Soda Co., Ltd.	515,000	2,222,897
#Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,434,660
Nippon Valqua Industries, Ltd.	313,000	890,031
#*Nippon Yakin Kogyo Co., Ltd.	395,500	1,159,118
Nittetsu Mining Co., Ltd.	273,000	1,027,098
Nitto FC Co., Ltd.	72,000	384,177
#NOF Corp.	673,000	3,103,136
Okabe Co., Ltd.	186,900	718,544
Okamoto Industries, Inc.	384,000	1,609,218
*Okura Industrial Co., Ltd.	211,000	516,145
#Osaka Organic Chemical Industry, Ltd.	66,000	383,029
Osaka Steel Co., Ltd.	73,900	1,100,939
#Osaka Titanium Technologies Co., Ltd.	13,900	649,118
#Pacific Metals Co., Ltd.	341,000	2,835,502
#Pack Corp. (The)	66,200	1,221,280
Riken Technos Corp.	197,000	520,357
*S Science Co., Ltd.	3,183,000	79,110
#S.T. Chemical Co., Ltd.	78,500	857,959
Sakai Chemical Industry Co., Ltd.	355,000	1,466,523
Sakata INX Corp.	208,000	901,139
Sanyo Chemical Industries, Ltd.	292,000	2,176,516
#Sanyo Special Steel Co., Ltd.	459,300	2,260,510
Sekisui Plastics Co., Ltd.	209,000	852,809
Shikoku Chemicals Corp.	177,000	973,511
Shinagawa Refractories Co., Ltd.	224,000	489,214
Shin-Etsu Polymer Co., Ltd.	214,700	1,134,931
Shinko Wire Co., Ltd.	185,000	268,517
Somar Corp.	43,000	109,619
#Stella Chemifa Corp.	40,800	1,753,326
Sumitomo Bakelite Co., Ltd.	441,000	2,389,000
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,380,765
Sumitomo Osaka Cement Co., Ltd.	1,143,000	2,215,102
Sumitomo Pipe & Tube Co., Ltd.	108,100	619,449
Sumitomo Seika Chemicals Co., Ltd.	214,000	832,836
T. Hasegawa Co., Ltd.	116,800	1,831,002
#*Taiheiyo Cement Corp.	2,740,000	2,957,582
#Taisei Lamick Co., Ltd.	18,500	474,758
Taiyo Holdings Co., Ltd.	36,100	1,023,197
Takasago International Corp.	339,000	1,637,428
Takiron Co., Ltd.	202,000	620,452
Tayca Corp.	151,000	481,718
Tenma Corp.	87,000	828,442
#*Titan Kogyo K.K.	59,000	153,127
Toagosei Co., Ltd.	897,000	3,933,092
#Toda Kogyo Corp.	155,000	1,363,940
#*Toho Titanium Co., Ltd.	77,300	1,989,848
Toho Zinc Co., Ltd.	425,000	1,787,662
Tokai Carbon Co., Ltd.	556,000	3,278,348
Tokushu Tokai Paper Co., Ltd.	501,580	1,070,833
Tokyo Ohka Kogyo Co., Ltd.	129,100	2,382,426
#Tokyo Rope Manufacturing Co., Ltd.	532,000	1,427,029
#*Tomoegawa Paper Co., Ltd.	125,000	284,389
Tomoku Co., Ltd.	294,000	698,056
Topy Industries, Ltd.	737,000	1,811,986
Toyo Ink Manufacturing Co., Ltd.	591,000	2,410,964
Toyo Kohan Co., Ltd.	237,000	1,193,539
TYK Corp.	142,000	318,732
Ube Material Industries, Ltd.	266,000	629,830

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Wood One Co., Ltd.	169,000	$456,983
Yodogawa Steel Works, Ltd.	562,500	2,080,296
Yuki Gosei Kogyo Co., Ltd.	64,000	160,544
Yushiro Chemical Industry Co., Ltd.	51,000	611,789

Total Materials		152,971,530

Real Estate Investment Trusts — (0.0%)
*Tosei Corp.	72	25,319

Telecommunication Services — (0.0%)
*Invoice, Inc.	38,630	481,027

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	631,733
Hokuriku Gas Co., Ltd.	99,000	252,304
Okinawa Electric Power Co., Ltd.	41,371	1,900,963
#Saibu Gas Co., Ltd.	1,268,000	3,614,327
Shizuoka Gas Co., Ltd.	241,500	1,412,277
#Tokai Corp.	221,000	896,157

Total Utilities		8,707,761

TOTAL COMMON STOCKS		1,201,989,931

RIGHTS/WARRANTS — (0.0%)
*Oak Capital Corp. Warrants 11/30/11	55,735	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $4,900,000 FNMA 5.50%, 12/01/38, valued at $2,521,716) to be repurchased at $2,483,039	$2,483	2,483,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
§@DFA Short Term Investment Fund	165,468,050	165,468,050
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $2,795,227)## to be repurchased at $2,740,469	$2,740	2,740,419

TOTAL SECURITIES LENDING COLLATERAL		168,208,469

TOTAL INVESTMENTS — (100.0%) (Cost $1,588,187,054)		$1,372,681,400

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (86.2%)
AUSTRALIA — (51.7%)
#*Acrux, Ltd.	129,491	$379,868
*Adacel Technologies, Ltd.	113,249	39,951
#*Adamus Resources, Ltd.	1,326,467	794,855
*ADCorp Australia, Ltd.	212,402	42,288
Adelaide Brighton, Ltd.	1,781,776	6,244,398
*Aditya Birla Minerals, Ltd.	841,658	1,002,725
Adtrans Group, Ltd.	38,110	130,248
*ADX Energy, Ltd.	473,905	44,644
#*AED Oil, Ltd.	325,115	151,646
Aevum, Ltd.	452,176	783,453
*Agenix, Ltd.	707,478	17,325
*AGL Energy, Ltd.	22,311	352,270
*Ainsworth Game Technology, Ltd.	290,243	42,361
*AJ Lucas Group, Ltd.	320,999	750,549
#*Alchemia, Ltd.	724,903	372,334
#Alesco Corp., Ltd.	457,971	1,117,546
#*Alkane Resources, Ltd.	938,520	716,761
#*Alliance Resources, Ltd.	415,578	175,877
*Allied Medical, Ltd.	11,745	—
*Altium, Ltd.	30,000	4,989
*Amadeus Energy, Ltd.	819,137	200,893
Amalgamated Holdings, Ltd.	460,930	2,832,858
*Amcom Telecommunications, Ltd.	1,315,204	436,968
Ammtec, Ltd.	22,534	93,097
*Andean Resources, Ltd.	1,464,837	9,136,669
Ansell, Ltd.	473,632	6,295,905
#*Antares Energy, Ltd.	934,515	434,816
AP Eagers, Ltd.	37,790	481,895
APA Group, Ltd.	1,702,846	6,518,392
*Apex Minerals NL	1,895,791	34,956
#APN News & Media, Ltd.	1,520,163	2,882,895
#*Arafura Resources, Ltd.	726,751	993,895
*ARB Corp., Ltd.	324,213	2,279,358
Ariadne Australia, Ltd.	267,324	79,479
#Aristocrat Leisure, Ltd.	983,123	3,387,383
*Arturus Capital, Ltd.	86,152	6,751
ASG Group, Ltd.	303,152	379,998
*Astron, Ltd.	87,221	176,604
#*Atlas Iron, Ltd.	1,051,157	2,595,391
*Aurora Oil & Gas, Ltd.	768,019	980,612
Ausdrill, Ltd.	884,082	2,072,160
#*Ausenco, Ltd.	132,519	332,260
Austal, Ltd.	558,220	1,341,121
*Austar United Communications, Ltd.	2,751,397	2,635,731
Austbrokers Holdings, Ltd.	81,996	401,008
Austereo Group, Ltd.	1,001,750	1,611,351
#Austin Engineering, Ltd.	116,008	525,863
*Austpac Resources NL	1,052,545	36,035
#*Australian Agricultural Co., Ltd.	801,009	1,256,069
Australian Infrastructure Fund NL	3,018,033	5,854,222
Australian Pharmaceutical Industries, Ltd.	8,248,388	4,170,326
*Australian Worldwide Exploration, Ltd.	1,952,017	2,887,032
*Autodom, Ltd.	170,874	11,047
Automotive Holdings Group NL	408,367	913,939
*Autron Corporation, Ltd.	989,247	12,597
#AVJennings, Ltd.	5,350,378	2,974,677
*Avoca Resources, Ltd.	656,313	2,034,329
*AWB, Ltd.	3,807,619	5,542,901

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Ballarat South Gold, Ltd.	1,996	$17,644
*Bandanna Energy, Ltd.	522	625
Bank of Queensland, Ltd.	73,597	750,560
#*Bannerman Resources, Ltd.	287,019	141,729
*BC Iron, Ltd.	236,493	542,155
Beach Petroleum, Ltd.	4,219,558	2,771,327
*Berkeley Resources, Ltd.	152,268	237,765
Beyond International, Ltd.	61,256	45,002
Billabong International, Ltd.	327,739	2,611,718
*Biota Holdings, Ltd.	931,131	884,522
*Bisalloy Steel Group, Ltd.	469,001	82,733
Blackmores, Ltd.	76,842	2,071,496
#*BMA Gold, Ltd.	630,072	207,943
Boart Longyear Group	1,686,718	5,985,737
*Boom Logistics, Ltd.	51,533	25,238
*Boulder Steel, Ltd.	1,667,795	185,577
#*Bow Energy, Ltd.	675,655	764,964
Bradken, Ltd.	589,828	4,743,303
Breville Group, Ltd.	598,466	1,537,406
Brickworks, Ltd.	132,797	1,480,345
#*Brockman Resources, Ltd.	653,924	2,590,102
BSA, Ltd.	617,134	154,312
BT Investment Management, Ltd.	147,529	381,975
Cabcharge Australia, Ltd.	449,774	2,528,701
Calliden Group, Ltd.	633,393	163,161
#Campbell Brothers, Ltd.	290,863	10,019,193
Cape Lambert Iron Ore, Ltd.	35,404	14,187
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	58,499	8,060
#Cardno, Ltd.	288,741	1,355,665
*Carnarvon Petroleum, Ltd.	3,731,313	1,796,544
*Carnegie Wave Energy, Ltd.	1,008,948	138,820
#Cash Converters International, Ltd.	1,160,309	651,934
*Catalpa Resources, Ltd.	373,770	731,607
*CDS Technologies, Ltd.	13,276	—
Cedar Woods Properties, Ltd.	105,205	317,906
Cellestis, Ltd.	387,333	902,450
*Cellnet Group, Ltd.	899,404	315,963
#*Centaurus Metals, Ltd.	867,512	80,407
Centrebet International, Ltd.	36,892	56,307
*Centrex Metals, Ltd.	51,889	19,580
#*Ceramic Fuel Cells, Ltd.	2,622,070	460,850
*CGA Mining, Ltd.	5,702	16,365
Challenger Financial Services Group, Ltd.	1,750,037	7,893,293
Chandler Macleod Group, Ltd.	88,156	31,025
*Chemeq, Ltd.	166,742	13,557
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	328,647
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,823
*Citadel Resource Group, Ltd.	5,540,627	2,631,178
*Citigold Corp., Ltd.	3,765,806	365,331
Clarius Group, Ltd.	1,033,818	725,783
#*Clinuvel Pharmaceuticals, Ltd.	1,184,356	208,334
Clough, Ltd.	1,462,308	952,835
Clover Corp., Ltd.	269,348	93,856
*CO2 Group, Ltd.	844,559	140,425
*Coal of Africa, Ltd.	452,906	629,348
#*Coalspur Mines, Ltd.	953,101	1,081,314
#*Cockatoo Coal, Ltd.	2,444,203	1,308,881
Codan, Ltd.	150,672	226,135
#Coffey International, Ltd.	587,435	609,319
Collection House, Ltd.	1,758,898	1,276,336

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Comet Ridge, Ltd.	65,567	$9,579
#ConnectEast Group, Ltd.	13,951,937	5,936,849
#*Conquest Mining, Ltd.	1,082,609	579,985
Consolidated Media Holdings, Ltd.	1,225,674	4,026,953
*Cooper Energy, Ltd.	226,428	99,591
#Count Financial, Ltd.	798,391	1,023,407
Coventry Group, Ltd.	144,778	333,520
#Crane Group, Ltd.	362,759	2,698,262
#Credit Corp. Group, Ltd.	34,961	107,561
*Crescent Gold, Ltd.	1,124,856	171,281
#CSG, Ltd.	574,628	1,009,491
*CudeCo., Ltd.	316,283	742,174
*Cue Energy Resources, Ltd.	956,173	371,159
#*Customers, Ltd.	477,130	868,792
Data#3, Ltd.	7,813	74,899
#David Jones, Ltd.	1,447,885	6,744,051
#*Decmil Group, Ltd.	207,545	527,096
*Deep Yellow, Ltd.	125,252	27,733
Devine, Ltd.	2,006,856	548,304
*Discovery Metals, Ltd.	869,311	997,108
Dominion Mining, Ltd.	382,377	1,125,547
Domino’s Pizza Enterprises, Ltd.	802	4,465
#Downer EDI, Ltd.	735,244	3,651,232
*Dragon Mining, Ltd.	1,665,100	262,142
*Drillsearch Energy, Ltd.	742,367	43,590
DUET Group, Ltd.	3,300,250	5,624,843
*DuluxGroup, Ltd.	27,501	72,734
#DWS Advanced Business Solutions, Ltd.	158,745	258,751
#*Dyesol, Ltd.	308,239	234,755
#*Eastern Star Gas, Ltd.	3,104,121	2,570,998
#*Elders, Ltd.	1,322,394	834,629
*Elementos, Ltd.	1,039	225
*Ellect Holdings, Ltd.	482	1,700
*Ellex Medical Lasers, Ltd.	197,605	53,748
Emeco Holdings, Ltd.	1,240,388	1,083,831
*Energy World Corp., Ltd.	3,752,842	1,425,283
#Envestra, Ltd.	4,552,356	2,323,369
Envirozel, Ltd.	283,266	20,825
Euroz, Ltd.	13,500	17,821
#*Extract Resources, Ltd.	255,209	1,916,891
#Fantastic Holdings, Ltd.	355,613	783,946
*FAR, Ltd.	414,263	28,811
#*Ferraus, Ltd.	148,325	107,688
*Finbar Group, Ltd.	39,320	53,956
FKP Property Group, Ltd.	1,498,249	1,378,928
#Fleetwood Corp., Ltd.	257,179	3,079,229
#FlexiGroup, Ltd.	597,372	877,212
#Flight Centre, Ltd.	192,954	4,317,514
#*Flinders Mines, Ltd.	6,798,057	799,954
*Focus Minerals, Ltd.	4,358,835	218,152
*Forest Enterprises Australia, Ltd.	2,849,173	125,590
Forge Group, Ltd.	208,416	878,578
*Forte Energy NL	1,022,518	83,209
*FTD Corp., Ltd.	20,365	199
#*Galaxy Resources, Ltd.	437,642	625,383
Gazal Corp., Ltd.	104,542	210,952
*Geodynamics, Ltd.	1,015,653	586,458
#*Gindalbie Metals, Ltd.	1,817,381	1,871,950
#*Giralia Resources NL	625,030	1,684,876
*Golden Rim Resources, Ltd.	105,937	18,674
Goodman Fielder, Ltd.	4,757,757	6,917,187

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Gowing Bros., Ltd.	92,437	$212,701
Graincorp, Ltd. Series A	634,518	4,678,450
#*Grange Resources, Ltd.	1,179,696	785,385
#*Great Southern, Ltd.	9,302,784	—
*Greenland Minerals & Energy, Ltd.	280,924	208,424
#GUD Holdings, Ltd.	387,740	3,972,190
#*Gunns, Ltd.	2,872,620	1,913,292
GWA International, Ltd.	973,932	2,932,647
Hastie Group, Ltd.	810,423	1,229,834
*Havilah Resources NL	258,836	172,716
#*HFA Holdings, Ltd.	563,939	88,642
HGL, Ltd.	108,137	138,225
#*Highlands Pacific, Ltd.	2,651,500	1,055,341
Hills Industries, Ltd.	936,401	1,981,284
#*Horizon Oil, Ltd.	3,273,068	1,151,204
*Hutchison Telecommunications Australia, Ltd.	7,909,751	813,089
#*Icon Energy, Ltd.	641,396	115,944
IDT Australia, Ltd.	80,953	41,494
#iiNet, Ltd.	390,161	1,090,647
*Iluka Resources, Ltd.	1,472,781	9,747,906
#*Imdex, Ltd.	812,684	978,655
IMF Australia, Ltd.	299,313	431,531
*IMX Resources, Ltd.	594,082	261,968
Independence Group NL	552,303	3,801,187
*Indophil Resources NL	1,738,038	1,724,326
Industrea, Ltd.	3,947,387	1,777,133
Infigen Energy, Ltd.	1,556,089	1,124,390
Infomedia, Ltd.	1,458,074	329,623
*Innamincka Petroleum, Ltd.	172,297	22,763
*Integra Mining, Ltd.	1,988,072	997,998
Integrated Research, Ltd.	261,513	87,237
#*Intrepid Mines, Ltd.	1,275,220	2,074,192
#Invocare, Ltd.	539,854	3,462,628
#IOOF Holdings, Ltd.	950,183	6,692,291
Iress Market Technology, Ltd.	362,582	3,111,184
#*Iron Ore Holdings, Ltd.	329,441	553,469
#*iSOFT Group, Ltd.	2,688,547	253,051
#*Ivanhoe Australia, Ltd.	154,383	478,801
*Ixla, Ltd.	89,921	2,026
#*Jabiru Metals, Ltd.	1,999,578	1,096,186
#JB Hi-Fi, Ltd.	379,557	7,396,694
K&S Corp., Ltd.	168,916	409,848
#*Kagara, Ltd.	1,628,074	1,218,365
#*Kangaroo Resources, Ltd.	1,638,444	169,441
#*Karoon Gas Australia, Ltd.	667,086	6,155,517
#*Kimberley Metals, Ltd.	204,110	52,116
#*Kings Minerals NL	1,961,035	250,257
#Kingsgate Consolidated, Ltd.	409,970	4,028,563
#*Kingsrose Mining, Ltd.	319,536	339,430
*Lednium, Ltd.	195,019	15,282
Lemarne Corp., Ltd.	25,882	100,626
#Linc Energy, Ltd.	1,125,898	2,145,054
*Liquefied Natural Gas, Ltd.	516,898	315,376
Lycopodium, Ltd.	53,127	231,134
*Lynas Corp., Ltd.	6,385,207	9,202,825
#M2 Telecommunications Group, Ltd.	113,950	285,782
#MAC Services Group, Ltd.	203,673	766,413
#MacMahon Holdings, Ltd.	3,283,150	1,596,876
Macquarie Telecom Group, Ltd.	35,019	246,176
#*Magma Metals, Ltd.	240,771	137,019
*Manhattan Corp., Ltd.	7,972	7,788

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Mantra Resources, Ltd.	138,423	$787,265
*Marion Energy, Ltd.	451,508	12,987
Maryborough Sugar Factory, Ltd.	3,384	9,049
MaxiTRANS Industries, Ltd.	942,578	267,185
*McGuigan Simeon Wines, Ltd.	2,238,544	906,983
#McMillan Shakespeare, Ltd.	217,612	1,515,313
#McPherson’s, Ltd.	303,441	925,612
#*Medusa Mining, Ltd.	388,790	2,122,270
#Melbourne IT, Ltd.	429,792	755,802
*MEO Australia, Ltd.	601,533	277,551
#Mermaid Marine Australia, Ltd. (6156941)	787,337	2,200,275
*Mermaid Marine Australia, Ltd. (61569RR)	55,274	154,309
*Mesoblast, Ltd.	102,927	255,868
#*Metgasco, Ltd.	440,223	221,672
*Mikoh Corp., Ltd.	813,548	38,057
*Minara Resources, Ltd.	1,046,783	779,313
Mincor Resources NL	946,204	1,657,455
*Mineral Deposits, Ltd.	508,287	573,266
#Mineral Resources, Ltd.	371,021	3,608,973
#*Mirabela Nickel, Ltd.	1,199,419	1,861,147
#*Mitchell Communications Group, Ltd.	1,333,070	1,573,811
#*Molopo Energy, Ltd.	1,131,021	1,128,469
Monadelphous Group, Ltd.	302,955	4,963,891
*Morning Star Gold NL	94,805	38,626
Mortgage Choice, Ltd.	641,387	753,321
*Mount Gibson Iron, Ltd.	2,962,399	5,885,580
*Murchison Metals, Ltd.	1,158,607	1,771,135
Namoi Cotton Cooperative, Ltd.	196,490	96,193
*Nanosonics, Ltd.	16,308	14,328
National Can Industries, Ltd.	97,017	133,046
Navitas, Ltd.	1,205,167	4,521,704
#*Neptune Marine Services, Ltd.	698,838	150,668
*Nexbis, Ltd.	580,630	41,582
#*Nexus Energy, Ltd.	2,957,188	1,355,353
NIB Holdings, Ltd.	339,801	415,657
#*Nido Petroleum, Ltd. (6165732)	5,312,071	702,462
*Nido Petroleum, Ltd. (61657RR)	781,083	103,290
*Norfolk Group, Ltd.	196,437	219,582
*North Australian Diamonds, Ltd.	333,270	11,521
*Northern Energy Corp., Ltd.	136,245	214,871
*Northern Iron, Ltd.	222,692	335,675
*Norton Gold Fields, Ltd.	276,468	53,978
*Novogen, Ltd.	391,119	47,580
*NRW Holdings, Ltd.	308,387	539,968
#Nufarm, Ltd.	561,415	2,502,399
Oakton, Ltd.	378,695	1,151,169
*Orbital Corp., Ltd.	492,642	13,604
#*Orocobre, Ltd.	244,317	583,957
OrotonGroup, Ltd.	79,968	620,300
*Otto Energy, Ltd.	1,486,012	119,138
*Pacific Brands, Ltd.	4,412,120	4,698,942
*Pacific Niugini, Ltd.	20,702	7,924
#*Pan Pacific Petroleum NL	1,094,343	203,921
*PanAust, Ltd.	8,757,197	6,425,678
Panoramic Resources, Ltd.	901,883	2,083,741
*Paperlinx, Ltd.	2,771,649	1,209,195
Patties Foods, Ltd.	22,996	29,749
*Payce Consolidated, Ltd.	29,670	43,595
#Peet, Ltd.	1,039,078	1,931,596
*Perilya, Ltd.	677,251	359,029
#Perpetual Trustees Australia, Ltd.	145,492	5,401,823

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Perseus Mining, Ltd.	1,377,405	$4,047,188
#*Pharmaxis, Ltd.	815,846	2,253,128
Photon Group, Ltd.	240,874	16,025
*Planet Gas, Ltd.	55,177	4,030
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	983,731	636,617
PMP, Ltd.	1,813,797	1,360,587
#*Port Bouvard, Ltd.	270,578	27,830
*Poseidon Nickel, Ltd.	425,525	75,086
#Premier Investments, Ltd.	198,655	1,345,032
*Prima Biomed, Ltd.	1,575,197	200,794
Primary Health Care, Ltd.	1,717,450	5,255,394
Prime Media Group, Ltd.	1,001,480	639,414
#*PrimeAg Australia, Ltd.	18,825	26,320
Probiotec, Ltd.	8,144	7,368
Programmed Maintenance Service, Ltd.	549,269	1,052,882
*QRxPharma, Ltd.	6,876	6,254
*Quickstep Holdings, Ltd.	271,165	105,769
Ramelius Resources, Ltd.	147,307	104,730
RCR Tomlinson, Ltd.	1,082,680	1,476,211
#REA Group, Ltd.	192,233	2,026,400
Reckon, Ltd.	168,787	380,590
*Red Fork Energy, Ltd.	62,243	24,706
Redflex Holdings, Ltd.	377,855	952,501
#Reece Australia, Ltd.	238,457	5,205,510
*Regis Resources, Ltd.	955,707	1,499,351
Reject Shop, Ltd. (The)	112,300	2,023,427
#*Resolute Mining, Ltd.	1,442,710	1,861,353
*Resource Generation, Ltd.	94,910	53,806
#Retail Food Group, Ltd.	28,518	70,484
Reverse Corp., Ltd.	120,559	14,216
#*Rex Minerals, Ltd.	208,529	510,483
*RHG, Ltd.	518,226	359,482
Ridley Corp., Ltd.	1,283,068	1,546,683
#*RiverCity Motorway Group, Ltd.	1,563,354	19,834
*Riversdale Mining, Ltd.	816,637	8,595,557
*Roc Oil Co., Ltd.	1,448,827	590,333
Rock Building Society, Ltd.	30,256	77,032
Ross Human Directions, Ltd.	138,330	94,331
RP Data, Ltd.	10,477	12,191
*Runge, Ltd.	30,702	15,360
#Ruralco Holdings, Ltd.	88,146	215,194
#SAI Global, Ltd.	992,324	4,250,991
*Salinas Energy, Ltd.	637,362	96,214
#Salmat, Ltd.	690,131	2,777,769
#*Samson Oil & Gas, Ltd.	2,064,909	121,313
*Sandfire Resources NL	337,052	2,651,661
*Saracen Mineral Holdings, Ltd.	1,181,452	708,846
Schaffer Corp., Ltd.	33,766	151,939
SDI, Ltd.	169,883	38,830
#Sedgman, Ltd.	241,918	491,542
#Seek, Ltd.	666,916	4,729,187
Select Harvests, Ltd.	281,832	887,511
#Servcorp, Ltd.	307,866	912,914
*Service Stream, Ltd.	1,432,710	689,769
*Seven Group Holdings, Ltd.	723,898	5,239,495
Sigma Pharmaceuticals, Ltd.	4,862,235	2,152,431
*Sihayo Gold, Ltd.	169,168	32,359
#*Silex System, Ltd.	459,090	2,362,981
*Silver Lake Resources, Ltd.	429,217	979,166
#Sirtex Medical, Ltd.	218,417	1,293,397

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Skilled Group, Ltd.	391,751	$563,253
*Slater & Gordon, Ltd.	12,760	23,398
SMS Management & Technology, Ltd.	302,811	2,031,414
Southern Cross Electrical Engineering, Ltd.	16,785	19,765
Southern Cross Media Group, Ltd.	1,517,898	3,339,134
SP Ausnet, Ltd.	852,696	775,481
#SP Telemedia, Ltd.	1,407,243	2,148,819
Spark Infrastructure Group, Ltd.	4,454,005	4,887,344
#Specialty Fashion Group, Ltd.	766,728	1,000,786
*Sphere Minerals, Ltd.	71,932	174,730
Spotless Group, Ltd.	1,144,847	2,563,185
*St. Barbara, Ltd.	9,348,675	3,822,176
*Starpharma Holdings, Ltd.	652,875	449,314
Straits Resources, Ltd.	878,069	1,609,691
Structural Systems, Ltd.	138,772	113,411
Stuart Petroleum, Ltd.	169,387	102,764
STW Communications Group, Ltd.	770,830	724,112
*Sundance Resources, Ltd.	6,460,379	1,827,895
*Sunland Group, Ltd.	741,191	576,672
Super Cheap Auto Group, Ltd.	832,879	5,437,284
#*Swick Mining Services, Ltd.	49,595	17,918
Symex Holdings, Ltd.	355,611	201,813
Talent2 International, Ltd.	474,826	696,657
*Tanami Gold NL	261,083	215,865
#*Tap Oil, Ltd.	2,094,148	1,628,947
Tassal Group, Ltd.	592,464	801,318
Technology One, Ltd.	1,332,269	1,294,265
#*Ten Network Holdings, Ltd.	3,318,272	4,685,349
*Terramin Australia, Ltd.	155,209	75,969
*TFS Corp., Ltd.	1,042,607	975,827
*Thakral Holdings Group, Ltd.	2,559,697	1,121,289
Thorn Group, Ltd.	265,186	430,719
#*Tiger Resources, Ltd.	728,441	260,269
*TNG, Ltd.	207,823	9,763
*Toro Energy, Ltd.	49,742	6,103
Tower Australia Group, Ltd.	1,514,406	3,582,796
#Tox Free Solutions, Ltd.	355,104	866,369
Transfield Services, Ltd.	1,322,886	4,492,942
#Transfield Services, Ltd. Infrastructure Fund	1,358,856	890,064
#*Transpacific Industries Group, Ltd.	1,480,862	1,792,909
#*Troy Resources NL	346,695	1,143,814
#Trust Co., Ltd. (The)	82,756	494,343
UGL, Ltd.	332,576	4,807,541
#UXC, Ltd.	1,169,545	576,341
*Victoria Petroleum NL	321,962	115,042
*View Resources, Ltd.	1,283,369	163,426
Village Roadshow, Ltd.	588,365	1,353,030
*Virgin Blue Holdings, Ltd.	5,609,863	2,369,348
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,022	2,941
#Watpac, Ltd.	683,114	1,113,946
#*WDS, Ltd.	375,342	249,365
#Webjet, Ltd.	373,212	945,320
*Webster, Ltd.	144,737	63,857
#West Australian Newspapers Holdings, Ltd.	756,808	5,306,719
#Western Areas NL	529,359	3,054,037
*Westgold Resources, Ltd.	26,150	9,924
#*White Energy Co., Ltd.	507,234	1,888,860
*White Rock Minerals, Ltd.	1,968	694
*Whitehaven Coal, Ltd.	54,591	371,851
#WHK Group, Ltd.	1,202,433	1,288,573
#Wide Bay Australia, Ltd.	75,049	746,525

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Willmott Forests, Ltd.	17,224	$5,399
#*Windimurra Vanadium, Ltd.	537,429	89,494
Wotif.com Holdings, Ltd.	477,282	2,190,473

TOTAL AUSTRALIA		555,384,968

HONG KONG — (19.2%)
*ABC Communications Holdings, Ltd.	726,000	121,228
Aeon Credit Service (Asia) Co., Ltd.	580,000	490,395
Aeon Stores Hong Kong Co., Ltd.	234,000	510,839
Alco Holdings, Ltd.	1,468,000	635,752
Allan International Holdings, Ltd.	720,000	336,445
Allied Group, Ltd.	683,200	2,534,956
Allied Properties, Ltd.	12,177,857	2,521,662
*Amax Holdings, Ltd.	1,650,000	30,417
*Apac Resources, Ltd.	10,240,000	662,039
*APT Satellite Holdings, Ltd.	850,000	295,722
#*Artel Solutions Group Holdings, Ltd.	7,885,000	437,890
*Artini China Co., Ltd.	2,530,000	166,982
Arts Optical International Holdings, Ltd.	730,000	321,780
Asia Commercial Holdings, Ltd.	131,040	50,772
Asia Financial Holdings, Ltd.	2,474,908	1,059,137
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,723,959
Asia Standard Hotel Group, Ltd.	13,607,218	880,424
Asia Standard International Group, Ltd.	14,555,281	2,693,284
*Asia TeleMedia, Ltd.	2,832,000	36,536
*Associated International Hotels, Ltd.	954,000	2,010,767
Aupu Group Holding Co., Ltd.	2,336,000	419,070
*Automated Systems Holdings, Ltd.	394,000	87,099
Bauhaus International Holdings, Ltd.	308,000	134,567
*Beijing Enterprises Water Group, Ltd.	1,779,779	622,555
*Beijing Properties Holdings, Ltd.	5,972	587
*Bel Global Resources Holdings, Ltd.	2,576,000	55,161
*Bio-Dynamic Group, Ltd.	2,432,000	398,167
*Birmingham International Holdings, Ltd.	5,828,000	153,437
Bonjour Holdings, Ltd.	4,128,000	697,750
Bossini International Holdings, Ltd.	3,871,500	410,493
*Burwill Holdings, Ltd.	7,782,960	432,252
C C Land Holdings, Ltd.	5,365,000	2,061,520
Cafe de Coral Holdings, Ltd.	662,000	1,863,856
*Capital Estate, Ltd.	4,211,000	217,733
*Capital Publications, Ltd.	20,847,170	512,219
CASH Financial Services Group, Ltd.	119,565	29,874
Celestial Asia Securities Holdings, Ltd.	5,709,720	405,141
#Century City International Holdings, Ltd.	5,171,460	413,370
Century Sunshine Group Holdings, Ltd.	3,655,000	143,844
Champion Technology Holdings, Ltd.	7,334,000	232,324
Chen Hsong Holdings, Ltd.	728,000	340,790
Cheuk Nang Holdings, Ltd.	196,840	69,258
Chevalier International Holdings, Ltd.	733,482	794,799
Chevalier Pacific Holdings, Ltd.	5,112,500	191,931
*China Best Group Holding, Ltd.	3,721,400	61,469
*China Boon Holdings, Ltd.	4,540,000	243,060
*China Digicontent Co., Ltd.	2,710,000	3,496
*China Digital Licensing Group, Ltd.	900,000	47,648
*China Electronics Corp. Holdings Co., Ltd.	2,888,250	396,061
*China Energy Development Holdings, Ltd.	15,736,000	966,051
*China Flavors & Fragrances Co., Ltd.	138,711	35,696
*China Glass Holdings, Ltd.	120,000	80,772
*China Infrastructure Investment, Ltd.	8,680,000	375,845
*China Investments Holdings, Ltd.	210,000	6,754
*China LotSynergy Holdings, Ltd.	3,217,032	124,755

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*China Mandarin Holdings, Ltd.	30,864,000	$158,465
China Metal International Holdings, Ltd.	2,582,000	661,268
*China Motion Telecom International, Ltd.	5,080,000	105,182
China Motor Bus Co., Ltd.	70,200	604,460
*China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	98,609
*China Pipe Group, Ltd.	100,000	993
*China Properties Investment Holdings, Ltd.	3,520	797
#*China Public Procurement, Ltd.	5,352,000	469,519
*China Renji Medical Group, Ltd.	12,784,000	98,957
*China Solar Energy Holdings, Ltd.	15,590,000	361,978
*China Sonangol Resources Enterprise, Ltd.	330,000	63,659
*China Strategic Holdings, Ltd.	8,030,000	280,162
China Sunshine Paper Holdings Co., Ltd.	391,500	237,257
China Taisan Technology Group Holdings, Ltd.	545,000	86,750
*China Timber Resources Group, Ltd.	22,700,000	307,298
China Ting Group Holdings, Ltd.	1,329,151	218,168
#*China WindPower Group, Ltd.	13,470,000	1,392,758
*China Yunnan Tin Minerals Group, Ltd.	8,800,000	104,588
China-Hongkong Photo Products Holdings, Ltd.	1,909,000	162,142
#*Chinasoft International, Ltd.	2,020,000	571,806
*ChinaVision Media Group, Ltd.	4,320,000	386,243
Chinney Investments, Ltd.	1,144,000	176,006
#Chong Hing Bank, Ltd.	880,000	2,179,566
Chow Sang Sang Holdings, Ltd.	1,167,680	3,074,479
Chu Kong Shipping Development Co., Ltd.	2,068,000	459,476
*Chuang’s China Investments, Ltd.	1,548,000	104,229
Chuang’s Consortium International, Ltd.	3,676,317	475,660
Chun Wo Development Holdings, Ltd.	2,002,926	155,324
#Citic 1616 Holdings, Ltd.	4,173,000	1,445,757
*City e-Solutions, Ltd.	186,000	20,391
#City Telecom, Ltd.	1,430,751	920,915
*CK Life Sciences International Holdings, Inc.	9,896,000	588,346
*Climax International Co., Ltd.	40,700	131
*CNT Group, Ltd.	8,315,264	376,402
COL Capital, Ltd.	2,725,840	450,392
Computer & Technologies Holdings, Ltd.	432,000	96,689
Continental Holdings, Ltd.	5,148,250	114,276
Convenience Retail Asia, Ltd.	64,000	24,802
*Cosmos Machinery Enterprises, Ltd.	1,616,400	168,950
Cosway Corp., Ltd.	380,000	45,798
*CP Lotus Corp.	9,430,000	316,731
CP Pokphand Co., Ltd.	286,233	25,133
#Cross-Harbour Holdings, Ltd. (The)	618,520	529,299
CSI Properties, Ltd.	18,589,625	507,391
*CST Mining Group, Ltd.	45,616,000	1,362,623
*Culture Landmark Investment, Ltd.	10,196,000	320,999
Dah Chong Hong Holdings, Ltd.	2,273,000	2,688,672
Dah Sing Banking Group, Ltd.	974,400	1,668,573
Dah Sing Financial Holdings, Ltd.	311,600	2,166,774
*Daisho Microline Holdings, Ltd.	752,000	54,565
*Dan Form Holdings Co., Ltd.	3,427,260	459,992
*DBA Telecommunication Asia Holdings, Ltd.	812,000	151,116
#*Dejin Resources Group Co., Ltd.	14,674,000	493,607
Dickson Concepts International, Ltd.	849,000	721,508
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	20,523
DVN Holdings, Ltd.	2,183,000	152,655
*Dynamic Energy Holdings, Ltd.	3,980,000	169,444
Dynamic Holdings, Ltd.	374,000	75,635
Eagle Nice International Holdings, Ltd.	1,046,000	363,382
EcoGreen Fine Chemicals Group, Ltd.	1,112,000	402,696
*Eforce Holdings, Ltd.	5,402,000	77,420

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*EganaGoldpfeil Holdings, Ltd.	4,121,757	$—
*E-Kong Group, Ltd.	620,000	40,351
Emperor Capital Group, Ltd.	749,672	46,010
Emperor Entertainment Hotel, Ltd.	2,410,000	410,738
Emperor International Holdings, Ltd.	4,514,360	973,736
Emperor Watch & Jewellery, Ltd.	8,200,000	1,178,024
#*ENM Holdings, Ltd.	15,112,000	1,702,634
*EPI Holdings, Ltd.	24,960,000	260,981
*eSun Holdings, Ltd.	594,000	76,628
EVA Precision Industrial Holdings, Ltd.	1,828,000	1,525,324
*Ezcom Holdings, Ltd.	72,576	449
Fairwood, Ltd.	316,600	435,986
#Far East Consortium International, Ltd.	4,138,766	1,128,379
*Far East Technology International, Ltd.	179,520	17,833
*First Natural Foods Holdings, Ltd.	2,365,000	—
*Fong’s Industries Co., Ltd.	220,000	124,123
*Foundation Group, Ltd.	2,350,000	35,472
*Fountain SET Holdings, Ltd.	958,000	170,856
Four Seas Mercantile Holdings, Ltd.	592,000	171,972
*Frasers Property China, Ltd.	16,477,000	409,106
#Fubon Bank Hong Kong, Ltd.	1,336,000	616,048
*Fujian Holdings, Ltd.	117,800	7,988
Fujikon Industrial Holdings, Ltd.	912,000	204,246
*Genting Hong Kong, Ltd.	20,000	9,156
Get Nice Holdings, Ltd.	11,372,000	721,487
Giordano International, Ltd.	6,824,000	4,100,503
*Global Green Tech Group, Ltd.	4,876,000	85,130
*Global Tech Holdings, Ltd.	5,612,000	63,377
Glorious Sun Enterprises, Ltd.	2,526,000	1,150,388
Gold Peak Industries Holding, Ltd.	3,176,642	469,617
*Golden Resorts Group, Ltd.	15,408,000	666,402
Golden Resources Development International, Ltd.	3,076,500	226,863
*Goldin Financial Holdings, Ltd.	480,000	51,499
#*Goldin Properties Holdings, Ltd.	2,002,000	1,126,399
Golik Holdings, Ltd.	250,500	22,016
*Good Fellow Resources Holdings, Ltd.	1,670,000	145,705
*GR Vietnam Holdings, Ltd.	620,000	12,627
*Grande Holdings, Ltd.	882,000	72,788
Great Eagle Holdings, Ltd.	885,499	2,653,435
*G-Resources Group, Ltd.	37,692,000	2,314,120
*Group Sense International, Ltd.	2,448,000	78,018
Guangnan Holdings, Ltd.	2,093,600	472,788
*Hang Fung Gold Technology, Ltd.	1,972,482	—
Hang Ten Group Holdings, Ltd.	2,164,000	401,530
*Hannstar Board International Holdings, Ltd.	1,446,000	265,939
Hanny Holdings, Ltd.	831,090	56,862
*Hans Energy Co., Ltd.	7,556,000	303,476
Harbour Centre Development, Ltd.	889,500	1,078,520
Henderson Investment, Ltd.	4,187,000	432,864
High Fashion International, Ltd.	268,000	106,829
HKR International, Ltd.	2,385,536	1,224,955
Hon Kwok Land Investment Co., Ltd.	280,800	103,387
*Hong Fok Land, Ltd.	1,210,000	1,561
Hong Kong & Shanghai Hotels, Ltd.	65,794	116,054
*Hong Kong Catering Management, Ltd.	542,796	122,302
Hong Kong Ferry Holdings, Ltd.	809,300	795,537
Hong Kong Food Investment Holdings, Ltd.	202,184	34,544
#Hong Kong Resources Holdings Co., Ltd.	4,377,450	753,170
*Hongkong Chinese, Ltd.	4,482,000	631,530
Hop Fung Group Holdings, Ltd.	888,000	152,835
Hsin Chong Construction Group, Ltd.	1,569,658	237,566

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Huafeng Group Holdings, Ltd.	6,997,325	$429,215
Hung Hing Printing Group, Ltd.	950,000	297,959
*Huscoke Resources Holdings, Ltd.	9,120,000	565,222
*Hutchison Harbour Ring, Ltd.	9,038,000	1,003,624
*Hybrid Kinetic Group, Ltd.	14,884,000	443,910
*HyComm Wireless, Ltd.	89,090	57,008
*I-Cable Communications, Ltd.	531,000	75,475
*IDT International, Ltd.	6,240,183	161,931
#Integrated Distribution Services Group, Ltd.	759,000	2,506,744
*iOne Holdings, Ltd.	860,000	55,449
IPE Group, Ltd.	1,865,000	281,742
#IT, Ltd.	2,734,000	2,306,374
*ITC Corp., Ltd.	893,645	47,729
*ITC Properties Group, Ltd.	3,672,747	1,016,045
*Jackin International Holdings, Ltd.	2,334,000	101,498
*Jinhui Holdings, Ltd.	302,000	94,108
*Jiuzhou Development Co., Ltd.	2,558,000	228,346
*JLF Investment Co., Ltd.	2,903,500	225,418
Johnson Electric Holdings, Ltd.	1,814,500	956,004
Joyce Boutique Holdings, Ltd.	1,530,000	76,072
Junefield Department Store Group, Ltd.	384,000	19,403
#K Wah International Holdings, Ltd.	4,484,405	1,689,414
Kam Hing International Holdings, Ltd.	794,000	139,924
Kantone Holdings, Ltd.	10,351,685	195,018
*Karl Thomson Holdings, Ltd.	1,188,000	118,263
Karrie International Holdings, Ltd.	1,383,600	91,060
Keck Seng Investments	904,600	472,880
Kee Shing Holdings, Ltd.	886,000	192,669
*Kee Shing Investment, Ltd.	886,000	22,861
Kin Yat Holdings, Ltd.	586,000	224,484
King Fook Holdings, Ltd.	812,000	253,765
*King Pacific International Holdings, Ltd.	1,404,200	22,101
*King Stone Energy Group, Ltd.	39,780,000	1,206,038
Kingmaker Footwear Holdings, Ltd.	1,476,955	307,311
Kith Holdings, Ltd.	204,000	42,416
*Kiu Hung Energy Holdings, Ltd.	10,810,000	477,118
*Ko Yo Ecological Agrotech Group, Ltd.	13,000,000	286,979
*Kong Sun Holdings, Ltd.	164,850	6,829
*Kowloon Development Co., Ltd.	1,509,000	1,677,784
*KPI Co., Ltd.	954,000	44,561
*KTP Holdings, Ltd.	560,400	94,128
Kwoon Chung Bus Holdings, Ltd.	556,000	110,390
*Lai Sun Development Co., Ltd.	73,481,800	1,949,723
*Lai Sun Garment International, Ltd.	614,000	56,307
Lam Soon Hong Kong, Ltd.	302,310	296,141
Le Saunda Holdings, Ltd.	1,448,000	862,767
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,980
#Lee & Man Holdings, Ltd.	1,780,000	1,744,085
Lerado Group Holdings Co., Ltd.	1,742,000	330,452
#Li Heng Chemical Fibre Technologies, Ltd.	1,528,000	255,660
Lippo China Resources, Ltd.	2,708,000	82,244
Lippo, Ltd.	1,195,700	456,226
*Lisi Group Holdings, Ltd.	2,534,000	237,479
Liu Chong Hing Investment, Ltd.	733,200	858,747
*Longrun Tea Group Co., Ltd.	1,210,000	126,526
Luen Thai Holdings, Ltd.	1,345,000	137,274
#Luk Fook Holdings International, Ltd.	1,166,000	2,870,194
#Luks Industrial Group, Ltd.	386,913	143,873
*Lung Cheong International Holdings, Ltd.	6,790,000	303,642
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	929,900
*Madex International Holdings, Ltd.	3,522,000	64,582

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Magnificent Estates, Ltd.	13,184,000	$426,022
Mainland Headwear Holdings, Ltd.	765,600	92,919
Man Yue International Holdings, Ltd.	1,064,000	319,694
*Mascotte Holdings, Ltd.	1,064,000	54,928
Matrix Holdings, Ltd.	1,067,414	216,433
*Mei Ah Entertainment Group, Ltd.	10,920,000	229,696
Melbourne Enterprises, Ltd.	45,500	610,761
#*Melco International Development, Ltd.	3,145,000	1,800,892
*Midas International Holdings, Ltd.	2,752,000	80,165
#Midland Holdings, Ltd.	2,784,000	2,811,834
*Ming Fai International Holdings, Ltd.	1,264,000	504,985
*Ming Fung Jewellery Group, Ltd.	4,800,000	452,945
Miramar Hotel & Investment Co., Ltd.	772,000	905,272
Nanyang Holdings, Ltd.	137,500	310,627
National Electronics Holdings, Ltd.	2,156,000	206,301
Natural Beauty Bio-Technology, Ltd.	4,310,000	1,280,860
#Neo-Neon Holdings, Ltd.	1,633,000	994,887
New Century Group Hong Kong, Ltd.	13,351,464	279,720
*New Focus Auto Tech Holdings, Ltd.	60,000	17,210
*New Times Energy Corp, Ltd.	19,074,000	595,801
Neway Group Holdings, Ltd.	19,910,000	848,727
Newocean Green Energy Holdings, Ltd.	2,704,000	667,205
*Next Media, Ltd.	3,823,183	567,412
*Ngai Lik Industrial Holdings, Ltd.	2,426,000	53,207
*Norstar Founders Group, Ltd.	3,256,000	—
#*North Asia Resources Holdings, Ltd.	1,968,600	348,654
*Omnicorp, Ltd.	1,070,000	319,713
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	5,689,706	381,860
*Orient Power Holdings, Ltd.	804,000	19,500
Oriental Watch Holdings, Ltd.	821,000	424,864
#*Pacific Andes International Holdings, Ltd.	4,642,919	811,051
Pacific Basin Shipping, Ltd.	6,240,000	4,568,892
Pacific Century Premium Developments, Ltd.	4,160,000	795,432
Pacific Textile Holdings, Ltd.	1,480,000	839,006
#Paliburg Holdings, Ltd.	2,198,830	775,732
Pan Asia Environmental Protection Group, Ltd.	1,144,432	248,168
Paul Y Engineering Group, Ltd.	77,759	6,218
#*Peace Mark Holdings, Ltd.	2,738,022	—
*Pearl Oriental Innovation, Ltd.	3,799,000	764,579
Pegasus International Holdings, Ltd.	226,000	35,876
#*PetroAsian Energy Holdings, Ltd.	2,680,000	169,128
#Phoenix Satellite Television Holdings, Ltd.	2,164,000	776,039
Pico Far East Holdings, Ltd.	3,670,000	721,354
*PME Group, Ltd.	3,030,000	332,269
*PNG Resources Holdings, Ltd.	14,682,362	606,047
Pokfulam Development Co., Ltd.	234,000	236,464
*Polytec Asset Holdings, Ltd.	4,773,526	831,514
*Premium Land, Ltd.	4,950,000	86,932
Public Financial Holdings, Ltd.	1,848,000	1,233,451
*PYI Corp., Ltd.	8,962,000	336,765
*Pyxis Group, Ltd.	1,936,000	42,460
*QPL International Holdings, Ltd.	992,000	52,707
Raymond Industrial, Ltd.	1,383,400	178,686
Regal Hotels International Holdings, Ltd.	2,253,800	897,084
*Rising Development Holdings, Ltd.	2,278,000	556,007
Rivera Holdings, Ltd.	5,710,000	240,611
Roadshow Holdings, Ltd.	1,456,000	119,866
Royale Furniture Holdings, Ltd.	644,000	234,483
S.A.S. Dragon Holdings, Ltd.	1,440,000	324,784
#Sa Sa International Holdings, Ltd.	1,906,000	1,743,007
Safety Godown Co., Ltd.	408,000	262,328

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Samling Global, Ltd.	3,470,000	$278,322
Samson Paper Holdings, Ltd.	900,000	150,035
*San Miguel Brewery Hong Kong, Ltd.	612,800	101,587
*Sanyuan Group, Ltd.	415,000	8,031
Sea Holdings, Ltd.	1,138,000	762,799
*SEEC Media Group, Ltd.	2,550,000	47,789
*Sewco International Holdings, Ltd.	2,396,000	319,811
*Sheng Yuan Holdings, Ltd.	150,000	28,488
#Shenyin Wanguo, Ltd.	1,212,500	623,004
*Shenzhen High-Tech Holdings, Ltd.	660,000	42,187
*Shougang Concord Grand Group, Ltd.	2,451,000	177,679
*Shougang Concord Technology Holdings, Ltd.	4,107,809	244,522
#Shui On Construction & Materials, Ltd.	944,000	1,159,796
*Shun Ho Resources Holdings, Ltd.	483,000	68,027
*Shun Ho Technology Holdings, Ltd.	1,037,452	141,531
#Shun Tak Holdings, Ltd.	3,879,941	2,563,754
#Sing Tao News Corp., Ltd.	1,974,000	625,044
*Singamas Container Holdings, Ltd.	5,270,000	1,192,208
*Sino Dragon New Energy Holdings, Ltd.	3,744,000	229,604
*Sino Gas Group, Ltd.	4,160,000	198,823
*Sino Prosper State Gold Resources Holdings, Ltd.	8,170,000	417,835
*Sinocan Holdings, Ltd.	350,000	1,761
*Sino-Tech International Holdings, Ltd.	14,650,000	785,568
#*Sinotel Technologies, Ltd.	543,000	141,138
*Skyfame Realty Holdings, Ltd.	2,737,750	—
#Smartone Telecommunications Holdings, Ltd.	1,248,500	1,773,688
*SMI Publishing Group, Ltd.	250,511	485
Solomon Systech International, Ltd.	5,778,000	373,311
South China (China), Ltd.	6,744,000	458,207
South China Financial Holdings, Ltd.	4,872,000	64,931
Southeast Asia Properties & Finance, Ltd.	289,891	77,603
*Starlight International Holdings, Ltd.	3,125,325	155,512
#Stella International Holdings, Ltd.	657,574	1,382,717
Styland Holdings, Ltd.	135,506	432
*Success Universe Group, Ltd.	5,552,000	236,393
Sun Hing Vision Group Holdings, Ltd.	358,000	156,979
#Sun Hung Kai & Co., Ltd.	1,164,621	882,234
*Sun Innovation Holdings, Ltd.	8,905,655	231,595
*Sunway International Holdings, Ltd.	866,000	29,463
*Superb Summit International Timber Co., Ltd.	6,696,600	343,011
*Sustainable Forest Holdings, Ltd.	7,657,500	342,025
SW Kingsway Capitol Holdings, Ltd.	4,650,000	139,090
Synergis Holdings, Ltd.	350,033	38,396
#*Tack Fat Group International, Ltd.	4,448,000	—
*Tack Hsin Holdings, Ltd.	682,000	158,262
Tai Cheung Holdings, Ltd.	1,799,000	1,267,012
Tai Sang Land Development, Ltd.	576,984	236,927
TaiFook Securities Group, Ltd.	1,013,586	777,267
Tan Chong International, Ltd.	1,212,000	293,806
#Techtronic Industries Co., Ltd.	4,614,000	4,679,234
*Termbray Industries International	2,304,900	280,200
Tern Properties Co., Ltd.	61,200	25,660
*Texhong Textile Group, Ltd.	1,930,000	1,526,408
Texwinca Holdings, Ltd.	1,954,000	2,130,847
*Theme International Holdings, Ltd.	2,020,000	229,176
*Tian Teck Land, Ltd.	1,076,000	848,602
#*Titan Petrochemicals Group, Ltd.	11,160,000	924,112
*Tom Group, Ltd.	970,000	97,441
*Tomorrow International Holdings, Ltd.	4,521,420	287,689
Tongda Group Holdings, Ltd.	9,060,000	405,285
Top Form International, Ltd.	2,760,000	223,738

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Topsearch International Holdings, Ltd.	3,860,000	$183,723
*Town Health International Investments, Ltd.	232,000	34,750
*Tradelink Electronic Commerce, Ltd.	32,000	3,843
Transport International Holdings, Ltd.	478,400	1,546,665
Tristate Holdings, Ltd.	188,000	53,820
*TSC Offshore Group, Ltd.	1,353,000	251,617
*Tse Sui Luen Jewellery International, Ltd.	112,000	109,081
Tungtex Holdings Co., Ltd.	910,000	163,828
Tysan Holdings, Ltd.	1,040,773	185,222
*U-Right International Holdings, Ltd.	4,746,000	8,572
*Value Convergence Holdings, Ltd.	672,000	202,396
Value Partners Group, Ltd.	1,399,000	1,104,761
Van Shung Chong Holdings, Ltd.	2,205,335	259,449
*Vantage International Holdings, Ltd.	2,724,000	309,030
#Varitronix International, Ltd.	877,293	335,769
Vedan International Holdings, Ltd.	3,272,000	280,155
Veeko International Holdings, Ltd.	4,362,776	208,649
Victory City International Holdings, Ltd.	2,831,076	715,482
*Vision Values Holdings, Ltd.	281,400	16,285
*Vital Group Holdings, Ltd.	470,000	14,008
#Vitasoy International Holdings, Ltd.	3,437,000	2,999,196
*Vongroup, Ltd.	10,865,000	149,392
*VST Holdings, Ltd.	2,060,000	527,331
Wah Ha Realty Co., Ltd.	278,600	106,000
#*Wah Nam International Holdings, Ltd.	892,000	183,869
Wai Kee Holdings, Ltd.	8,176,738	1,897,408
*Wai Yuen Tong Medicine Holdings, Ltd.	2,714,341	62,278
Wang On Group, Ltd.	42,175	1,017
*Warderly International Holdings, Ltd.	520,000	32,201
Water Oasis Group, Ltd.	1,546,000	249,352
Win Hanverky Holdings, Ltd.	1,586,000	259,952
*Winfoong International, Ltd.	1,331,000	28,858
*Wing Hing International Holdings, Ltd.	4,090,000	327,212
Wing On Company International, Ltd.	781,000	1,439,415
Wing Tai Properties, Ltd.	1,937,331	699,780
*Winteam Pharmaceutical Group, Ltd.	3,322,000	471,468
Wong’s International Holdings, Ltd.	737,641	136,286
Wong’s Kong King International Holdings, Ltd.	120,000	12,517
Xingye Copper International Group, Ltd.	1,516,000	405,945
Y. T. Realty Group, Ltd.	865,000	176,235
Yangtzekiang Garment, Ltd.	606,500	141,393
Yau Lee Holdings, Ltd.	534,000	79,463
YGM Trading, Ltd.	284,000	655,276
*Yueshou Environmental Holdings, Ltd.	510,800	8,256
Yugang International, Ltd.	96,156,000	1,017,526
Yunnan Enterprises Holdings, Ltd.	480,000	30,862
*ZZNode Technologies Co., Ltd.	3,420,000	420,110

TOTAL HONG KONG		206,203,328

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	4,146
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		4,146

NEW ZEALAND — (5.0%)
Abano Healthcare Group, Ltd.	35,022	140,083
Air New Zealand, Ltd.	1,408,860	1,452,956
*Auckland International Airport, Ltd.	1,355,191	2,171,558
Cavalier Corp., Ltd.	283,674	667,792
CDL Investments (New Zealand), Ltd.	395,965	81,390
Colonial Motor Co., Ltd.	148,846	274,605

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Ebos Group, Ltd.	169,863	$952,272
*Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,348,816
Fisher & Paykel Healthcare Corp., Ltd.	2,402,700	5,939,087
Freightways, Ltd.	717,330	1,664,388
Hallenstein Glasson Holdings, Ltd.	242,461	834,573
Hellaby Holdings, Ltd.	344,804	535,860
Infratil, Ltd.	2,114,735	2,953,814
Mainfreight, Ltd.	378,330	2,077,451
Methven, Ltd.	70,490	93,439
Michael Hill International, Ltd.	1,534,152	948,791
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	432,144
New Zealand Exchange, Ltd.	285,516	345,022
New Zealand Oil & Gas, Ltd.	1,810,156	1,751,123
New Zealand Refining Co., Ltd.	600,961	1,696,267
Northland Port Corp. (New Zealand), Ltd.	217,513	282,707
#Nuplex Industries, Ltd.	963,733	2,495,583
*Pike River Coal, Ltd.	457,821	363,022
Port of Tauranga, Ltd.	528,512	3,000,117
#Pumpkin Patch, Ltd.	606,913	902,238
*Pyne Gould Corp., Ltd.	330,217	110,890
*Pyne Gould Guinness, Ltd.	1,576,514	649,838
*Rakon, Ltd.	94,696	91,184
#Restaurant Brands New Zealand, Ltd.	369,175	779,791
*Richina Pacific, Ltd.	274,180	75,248
*Rubicon, Ltd.	1,113,829	766,175
#Ryman Healthcare, Ltd.	1,753,323	2,891,680
Sanford, Ltd.	393,618	1,382,953
Scott Technology, Ltd.	25,933	27,220
*Seafresh Fisheries, Ltd.	80,520	1,719
Skellerup Holdings, Ltd.	263,479	191,019
Sky City Entertainment Group, Ltd.	2,560,206	5,904,284
Sky Network Television, Ltd.	666,707	2,762,224
South Port (New Zealand), Ltd.	30,744	64,688
#Steel & Tube Holdings, Ltd.	393,011	730,878
*Tenon, Ltd.	19,132	15,277
Tourism Holdings, Ltd.	274,867	161,016
Tower, Ltd.	782,696	1,118,208
TrustPower, Ltd.	9,392	54,463
Vector, Ltd.	389,611	723,084
*Warehouse Group, Ltd.	469,712	1,432,343

TOTAL NEW ZEALAND		53,339,280

SINGAPORE — (10.3%)
*Abterra, Ltd.	60,800	63,824
*Addvalue Technologies, Ltd.	1,043,000	36,270
Advanced Holdings, Ltd.	691,000	134,297
*AFP Properties, Ltd.	3,437,000	1,652,614
*Allgreen Properties, Ltd.	2,604,000	2,401,705
Armstrong Industrial Corp., Ltd.	1,236,000	412,044
*Asia Environment Holdings, Ltd.	528,793	73,790
*Asia-Pacific Strategic Investments, Ltd.	141	181
*Asiasons Capital, Ltd.	286,000	38,783
*ASL Marine Holdings, Ltd.	497,000	347,221
*A-Sonic Aerospace, Ltd.	437,996	20,322
*Ausgroup, Ltd.	260,000	91,766
#Baker Technology, Ltd.	1,236,000	393,988
*Ban Joo & Co., Ltd.	1,654,000	57,332
*Banyan Tree Holdings, Ltd.	643,000	462,852
#*Beng Kuang Marine, Ltd.	835,000	141,619
Best World International, Ltd.	221,500	52,339
*Beyonics Technology, Ltd.	6,949,300	1,293,755

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*BH Global Marine, Ltd.	529,000	$131,385
*Biosensors International Group, Ltd.	1,982,000	1,719,835
Bonvests Holdings, Ltd.	978,000	839,221
Boustead Singapore, Ltd.	171,000	150,951
Breadtalk Group, Ltd.	257,800	125,857
Broadway Industrial Group, Ltd.	461,000	397,538
*Brothers Holdings, Ltd.	504,628	67,791
Bukit Sembawang Estates, Ltd.	390,003	1,433,975
*Bund Center Investment, Ltd.	848,000	327,590
CEI Contract Manufacturing, Ltd.	432,000	41,340
Cerebos Pacific, Ltd.	528,000	1,964,836
CH Offshore, Ltd.	1,393,400	571,392
*Changjiang Fertilizer Holdings, Ltd.	515	102
Chemical Industries Far East, Ltd.	91,910	33,730
China Aviation Oil Singapore Corp., Ltd.	682,000	811,931
China Dairy Group, Ltd.	1,502,000	150,702
*China Energy, Ltd.	3,110,000	433,499
China Merchants Holdings Pacific, Ltd.	809,000	440,888
*China Sunsine Chemical Holdings, Ltd.	16,000	3,348
#China XLX Fertiliser, Ltd.	714,000	327,383
*Chip Eng Seng Corp., Ltd.	1,612,800	499,508
Chosen Holdings, Ltd.	1,202,000	168,033
*Chuan Hup Holdings, Ltd.	3,967,000	719,598
*Compact Metal Industries, Ltd.	643,000	4,968
#Creative Technology Co., Ltd.	257,350	838,706
CSC Holdings, Ltd.	1,829,000	234,741
*CSE Global, Ltd.	1,814,000	1,487,441
#*CWT, Ltd.	891,700	656,747
*Datapulse Technology, Ltd.	11,000	2,085
#*Delong Holdings, Ltd.	1,287,000	628,727
*Digiland International, Ltd.	11,763,000	45,442
*Eagle Brand Holdings, Ltd.	14,387,000	111,948
*Eastern Asia Technology, Ltd.	1,034,000	100,034
*Ellipsiz, Ltd.	123,000	15,255
EnGro Corp, Ltd.	354,000	248,826
*Enviro-Hub Holdings, Ltd.	1,445,666	126,189
*Etika International Holdings, Ltd.	106,000	35,748
Eu Yan Sang International, Ltd.	250,000	175,254
*Eucon Holdings, Ltd.	3,096,000	119,105
#*Ezion Holdings, Ltd.	1,171,000	641,235
#Ezra Holdings, Ltd.	1,740,000	2,369,185
F.J. Benjamin Holdings, Ltd.	1,095,000	360,913
#*Falcon Energy Group, Ltd.	1,007,000	359,721
*Federal International 2000, Ltd.	1,675,350	116,866
#First Resources, Ltd.	2,223,000	2,174,324
Food Empire Holdings, Ltd.	1,094,400	351,982
Fragrance Group, Ltd.	85,000	50,728
#Freight Links Express Holdings, Ltd.	4,140,737	240,234
*Fu Yu Corp., Ltd.	3,955,750	381,344
*Gallant Venture, Ltd.	1,505,000	310,034
GK Goh Holdings, Ltd.	1,458,000	664,584
Global Yellow Pages, Ltd.	299,000	41,659
Goodpack, Ltd.	1,065,000	1,685,456
GP Batteries International, Ltd.	343,000	515,587
GP Industries, Ltd.	2,872,209	1,340,254
*Grand Banks Yachts, Ltd.	250,000	81,125
#*Guocoland, Ltd.	501,500	924,087
Healthway Medical Corp., Ltd.	2,669,480	309,881
Hersing Corp., Ltd.	1,285,000	283,296
Hiap Seng Engineering, Ltd.	538,000	285,438
Hi-P International, Ltd.	1,152,000	939,225

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Ho Bee Investment, Ltd.	965,000	$1,261,795
*Hong Fok Corp., Ltd.	2,796,700	1,334,428
Hong Leong Asia, Ltd.	484,000	1,292,833
Hotel Grand Central, Ltd.	1,119,926	710,099
Hotel Properties, Ltd.	1,359,400	2,945,672
Hour Glass, Ltd.	622,744	427,653
#HTL International Holdings, Ltd.	1,063,843	569,605
*Huan Hsin Holdings, Ltd.	1,106,400	238,418
HupSteel, Ltd.	1,572,875	287,459
Hwa Hong Corp., Ltd.	2,279,000	976,467
#Hyflux, Ltd.	1,057,000	2,579,924
*IDT Holdings, Ltd.	693,000	285,448
IFS Capital, Ltd.	421,080	165,324
*Informatics Education, Ltd.	1,928,000	186,798
InnoTek, Ltd.	561,000	224,247
Intraco, Ltd.	599,500	138,746
IPC Corp., Ltd.	724,000	67,026
Isetan (Singapore), Ltd.	122,500	333,153
Jadason Enterprises, Ltd.	728,000	54,066
*Jasper Investments, Ltd.	90,680	5,241
#*Jaya Holdings, Ltd.	1,468,000	803,814
#*JES International Holdings, Ltd.	2,016,000	486,917
#*Jiutian Chemical Group, Ltd.	681,000	47,657
JK Yaming International Holdings, Ltd.	906,000	286,997
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
K1 Ventures, Ltd.	3,349,500	392,106
#Keppel Telecommunications & Transportation, Ltd.	1,509,600	1,495,583
Khong Guan Flour Milling, Ltd.	38,000	43,892
Kian Ann Engineering, Ltd.	1,276,000	217,900
Kian Ho Bearings, Ltd.	781,500	114,366
#Kim Eng Holdings, Ltd.	1,299,620	1,771,763
Koh Brothers Group, Ltd.	1,312,000	218,693
*KS Energy Services, Ltd.	615,825	495,810
*Lafe Corp., Ltd.	1,234,800	85,338
*LanTroVision (Singapore), Ltd.	5,028,750	119,529
LC Development, Ltd.	2,041,254	284,895
Lee Kim Tah Holdings, Ltd.	1,600,000	649,270
Lion Asiapac, Ltd.	473,000	94,924
Lum Chang Holdings, Ltd.	1,042,030	270,968
M1, Ltd.	1,623,000	2,788,185
#*Manhattan Resources, Ltd.	668,000	567,651
*Manufacturing Integration Technology, Ltd.	264,000	28,453
*Marco Polo Marine, Ltd.	529,000	176,476
*Memstar Technology, Ltd.	1,019,000	55,228
Memtech International, Ltd.	1,322,000	109,808
Mercator Lines Singapore, Ltd.	386,000	80,475
Metro Holdings, Ltd.	1,657,160	1,046,621
#Midas Holdings, Ltd.	1,530,000	1,162,776
*Mirach Energy, Ltd.	460,000	28,277
Miyoshi Precision, Ltd.	353,500	35,635
*Multi-Chem, Ltd.	1,263,000	149,568
Nera Telecommunications, Ltd.	1,125,000	295,886
New Toyo International Holdings, Ltd.	1,624,000	287,868
*Novo Group, Ltd.	222,000	31,098
NSL, Ltd.	414,000	445,091
#*Oceanus Group, Ltd.	3,243,000	802,246
*OKP Holdings, Ltd.	27,000	11,300
Orchard Parade Holdings, Ltd.	952,022	1,107,691
OSIM International, Ltd.	964,000	867,185
*Ossia International, Ltd.	627,554	62,223
#*Otto Marine, Ltd.	2,451,000	646,769

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Pan Pacific Hotels Group, Ltd.	1,669,500	$2,118,028
Pan-United Corp., Ltd.	2,006,000	876,934
PCI, Ltd.	575,000	202,399
*Penguin International, Ltd.	400,000	35,612
Pertama Holdings, Ltd.	459,750	152,653
#Petra Foods, Ltd.	881,000	1,093,599
Popular Holdings, Ltd.	2,763,650	342,548
PSC Corp., Ltd.	1,823,419	394,501
QAF, Ltd.	881,000	406,355
Qian Hu Corp., Ltd.	674,600	65,327
#*Raffles Education Corp., Ltd.	5,755,781	1,250,829
Raffles Medical Group, Ltd.	520,000	876,756
Rotary Engineering, Ltd.	1,083,600	835,701
*Roxy-Pacific Holdings, Ltd.	112,000	32,034
San Teh, Ltd.	1,006,087	299,850
SBS Transit, Ltd.	953,500	1,366,709
#*SC Global Developments, Ltd.	174,000	213,946
*Seroja Investments, Ltd.	17,767	4,692
Sim Lian Group, Ltd.	1,380,000	854,264
Sing Holdings, Ltd.	36,666	9,512
Sing Investments & Finance, Ltd.	198,450	242,679
Singapore Land, Ltd.	131,000	721,395
Singapore Post, Ltd.	3,225,120	2,941,494
Singapore Reinsurance Corp., Ltd.	1,514,530	321,119
Singapore Shipping Corp., Ltd.	1,689,000	334,321
Singapura Finance, Ltd.	174,062	220,288
*Sinomem Technology, Ltd.	416,000	156,470
*Sinostar PEC Holdings, Ltd.	127,000	17,288
Sinwa, Ltd.	388,500	60,358
SMB United, Ltd.	1,224,000	270,471
Soilbuild Group Holdings, Ltd.	272,000	167,806
#*Sound Global, Ltd.	1,432,000	968,607
#Spice I2I, Ltd.	6,323,000	614,420
*Stamford Land Corp., Ltd.	2,803,000	1,215,579
Straco Corp., Ltd.	130,000	12,806
Straits Asia Resources, Ltd.	3,021	5,375
Sunningdale Tech, Ltd.	2,086,000	308,606
*Sunvic Chemical Holdings, Ltd.	769,000	365,450
Super Group, Ltd.	718,000	695,182
Superbowl Holdings, Ltd.	522,000	86,202
Superior Multi-Packaging, Ltd.	319,500	20,957
#*Swiber Holdings, Ltd.	1,032,000	817,473
*Swissco Holdings, Ltd.	266,000	83,684
#Tat Hong Holdings, Ltd.	1,054,800	872,794
*Technics Oil & Gas, Ltd.	108,000	70,831
Thakral Corp., Ltd.	6,028,000	137,985
Thomson Medical Centre, Ltd.	75,000	62,589
*Tiong Woon Corp. Holding, Ltd.	901,000	307,291
*Transcu Group, Ltd.	2,043,000	205,661
Trek 2000 International, Ltd.	973,000	331,467
Tuan Sing Holdings, Ltd.	338,000	64,125
UMS Holdings, Ltd.	841,000	309,746
United Engineers, Ltd.	579,666	1,109,234
United Envirotech, Ltd.	707,000	244,150
United Industrial Corp., Ltd.	302,000	541,573
United Overseas Insurance, Ltd.	187,250	490,977
UOB-Kay Hian Holdings, Ltd.	1,427,400	1,846,933
Venture Corp., Ltd.	535,000	3,753,395
Vicom, Ltd.	120,000	259,404
WBL Corp., Ltd.	597,000	1,963,224
Wee Hur Holdings, Ltd.	383,000	160,205

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Wheelock Properties, Ltd.	1,147,000	$1,730,691
Wing Tai Holdings, Ltd.	1,619,000	2,197,256
Xpress Holdings, Ltd.	3,079,000	167,147
YHI International, Ltd.	1,174,000	245,109
*Yoma Strategic Holdings, Ltd.	132,000	7,619
Yongnam Holdings, Ltd.	1,970,000	458,200

TOTAL SINGAPORE		110,662,728

TOTAL COMMON STOCKS		925,594,450

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Village Roadshow, Ltd. Series A	334,417	780,533

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Agenix, Ltd. Rights 11/19/10	51,791	—
*Havilah Resources NL Warrants 10/30/13	64,709	16,480
*IDT Australia, Ltd. Warrants 03/31/11	8,220	—
#*Ivanhoe Australia, Ltd. Warrants 09/20/11	11,851	4,411

TOTAL AUSTRALIA		20,891

HONG KONG — (0.0%)
*Chun Wo Development Holdings, Ltd. Warrants 09/12/13	375,548	8,866
*Lippo, Ltd. Warrants 07/04/11	82,470	942
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	641,359	5,957

TOTAL HONG KONG		15,765

SINGAPORE — (0.0%)
*A-Sonic Aerospace, Ltd. Warrants 12/30/10	218,998	4,230
*Best World International, Ltd. Warrants 07/05/13	44,300	2,225
*Goodpack, Ltd. Warrants 11/30/12	169,000	176,273

TOTAL SINGAPORE		182,728

TOTAL RIGHTS/WARRANTS		219,384

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $80,000 FNMA 3.126%(r), 09/01/40, valued at $82,211) to be repurchased at $77,001	$77	77,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.7%)
§@DFA Short Term Investment Fund	146,838,427	146,838,427
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $370,085)## to be repurchased at $362,835	$363	362,828

TOTAL SECURITIES LENDING COLLATERAL		147,201,255

TOTAL INVESTMENTS — (100.0%) (Cost $876,704,734)		$1,073,872,622

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (98.0%)
Consumer Discretionary — (21.1%)
4imprint Group P.L.C.	96,735	$400,790
Aegis Group P.L.C.	3,149,142	6,347,400
*Aga Rangemaster Group P.L.C.	288,143	401,330
Arena Leisure P.L.C.	1,372,024	715,362
*Barratt Developments P.L.C.	1,829,500	2,286,713
Bellway P.L.C.	423,813	3,625,029
*Berkeley Group Holdings P.L.C. (The)	438,352	5,911,962
Bloomsbury Publishing P.L.C.	271,841	553,985
*Bovis Homes Group P.L.C.	474,842	2,646,806
Carpetright P.L.C.	167,232	1,896,111
*Carphone Warehouse Group P.L.C.	506,951	2,466,164
Centaur Media P.L.C.	556,967	476,708
Chime Communications P.L.C.	210,455	701,928
*Chrysalis Group P.L.C.	107,232	189,532
Churchill China P.L.C.	30,000	144,320
Cineworld Group P.L.C.	3,286	11,753
*Clinton Cards P.L.C.	740,506	379,962
Creston P.L.C.	5,389	7,642
Daily Mail & General Trust P.L.C. Series A	939,198	8,093,650
*Debenhams P.L.C.	3,237,295	3,962,221
Dignity P.L.C.	214,913	2,262,355
*Dixons Retail P.L.C.	10,540,418	4,522,230
Domino’s Pizza UK & IRL P.L.C.	50,018	390,795
Dunelm Group P.L.C.	43,456	335,697
*eaga P.L.C.	140,286	139,352
*Enterprise Inns P.L.C.	1,573,332	2,877,240
Euromoney Institutional Investor P.L.C.	308,341	3,198,672
*Findel P.L.C.	1,283,962	344,609
*Forminster P.L.C.	43,333	2,604
French Connection Group P.L.C.	373,475	320,235
Fuller Smith & Turner P.L.C.	129,026	1,225,547
Future P.L.C.	1,324,863	446,645
Game Group P.L.C.	1,441,697	1,629,214
Games Workshop Group P.L.C.	101,889	691,889
GKN P.L.C.	3,830,675	10,884,024
Greene King P.L.C.	784,151	5,255,391
Halfords Group P.L.C.	752,842	5,109,220
Haynes Publishing Group P.L.C.	14,703	47,347
Headlam Group P.L.C.	330,383	1,697,814
Henry Boot P.L.C.	426,786	620,714
#HMV Group P.L.C.	1,545,882	1,118,141
Holidaybreak P.L.C.	206,890	977,904
*Home Retail Group P.L.C.	1,340,606	4,701,169
Hornby P.L.C.	154,220	399,092
*Howden Joinery Group P.L.C.	1,040,019	1,294,702
Huntsworth P.L.C.	809,019	1,040,668
*Inchcape P.L.C.	1,428,910	7,985,145
Informa P.L.C.	1,449,124	10,132,278
*ITV P.L.C.	6,035,176	6,610,726
JD Sports Fashion P.L.C.	120,013	1,542,799
JD Wetherspoon P.L.C.	437,012	2,872,658
*JJB Sports P.L.C.	1,560,131	242,387
John Menzies P.L.C.	244,534	1,892,396
*Johnston Press P.L.C.	507,412	103,634
Kesa Electricals P.L.C.	1,982,633	5,040,868
Ladbrokes P.L.C.	2,698,997	5,695,988
Laura Ashley Holdings P.L.C.	2,800,394	790,527
*Lookers P.L.C.	1,037,969	1,013,712

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Marston’s P.L.C.	1,774,434	$2,861,234
*Mecom Group P.L.C.	86,858	343,598
Millennium & Copthorne Hotels P.L.C.	612,514	5,348,823
*Mitchells & Butlers P.L.C.	856,886	4,422,598
#Mothercare P.L.C.	324,479	2,733,242
N Brown Group P.L.C.	828,543	3,990,232
Pace P.L.C.	772,437	2,533,793
#*PartyGaming P.L.C.	666,311	2,687,355
*Pendragon P.L.C.	2,285,154	789,023
*Persimmon P.L.C.	770,373	4,208,256
#Pinewood Shepperton P.L.C.	182,105	476,060
*Punch Taverns P.L.C.	1,983,299	2,277,521
Rank Group P.L.C.	915,711	1,873,531
*Redrow P.L.C.	727,898	1,287,951
Restaurant Group P.L.C.	732,507	3,312,890
Rightmove P.L.C.	261,219	3,330,256
Smiths News P.L.C.	682,576	1,264,200
*Sportech P.L.C.	329,794	225,015
*Sports Direct International P.L.C.	456,794	1,024,620
St. Ives Group P.L.C.	436,379	580,719
*Stylo P.L.C.	64,096	4,878
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	5,622,251	2,006,706
Ted Baker P.L.C.	149,926	1,479,436
Thomas Cook Group P.L.C.	2,420,264	7,015,506
*Topps Tiles P.L.C.	743,669	759,220
*Trinity Mirror P.L.C.	648,287	1,104,616
United Business Media P.L.C.	864,643	9,112,387
UTV Media P.L.C.	217,432	483,984
Vitec Group P.L.C. (The)	160,303	1,465,278
*Wagon P.L.C.	237,979	4,767
WH Smith P.L.C.	588,205	4,562,927
Whitbread P.L.C.	103,235	2,800,558
William Hill P.L.C.	2,360,431	6,072,504
Wilmington Group P.L.C.	346,234	972,601
#*Yell Group P.L.C.	6,166,762	1,397,400

Total Consumer Discretionary		221,489,441

Consumer Staples — (4.4%)
#A.G. Barr P.L.C.	128,920	2,528,394
Anglo-Eastern Plantations P.L.C.	108,153	1,043,202
Britvic P.L.C.	834,762	6,452,199
Cranswick P.L.C.	178,057	2,554,312
Dairy Crest Group P.L.C.	520,119	3,093,355
Devro P.L.C.	605,749	2,187,898
*European Home Retail P.L.C.	109,256	—
Fiberweb P.L.C.	180,360	231,609
Greggs P.L.C.	371,068	2,722,025
McBride P.L.C.	776,269	2,223,670
Northern Foods P.L.C.	1,842,840	1,396,919
*Premier Foods P.L.C.	5,738,177	1,620,586
PZ Cussons P.L.C.	1,298,024	8,383,476
R.E.A. Holdings P.L.C.	49,233	541,053
Robert Wiseman Dairies P.L.C.	221,312	1,162,163
Tate & Lyle P.L.C.	1,062,662	8,557,114
Thorntons P.L.C.	313,060	486,585
Young & Co.’s Brewery P.L.C.	40,000	270,799
Young & Co.’s Brewery P.L.C. Series A	20,936	178,221

Total Consumer Staples		45,633,580

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (4.9%)
*Afren P.L.C.	2,941,143	$6,098,310
Anglo Pacific Group P.L.C.	426,647	2,258,403
*EnQuest P.L.C.	1,089,302	2,251,957
*Fortune Oil P.L.C.	5,889,851	707,464
*Hardy Oil & Gas P.L.C.	49,802	148,637
Heritage Oil P.L.C.	392,979	2,168,188
Hunting P.L.C.	439,386	4,535,477
#James Fisher & Sons P.L.C.	170,822	1,402,970
JKX Oil & Gas P.L.C.	431,945	1,944,035
John Wood Group P.L.C.	1,070,261	7,467,982
Lamprell P.L.C.	157,534	848,101
Melrose Resources P.L.C.	336,039	1,761,982
*Premier Oil P.L.C.	380,328	10,244,418
*Salamander Energy P.L.C.	448,596	1,570,393
*Soco International P.L.C.	892,380	4,484,663
*UK Coal P.L.C.	889,073	526,617
Wellstream Holdings P.L.C.	213,033	2,524,874

Total Energy		50,944,471

Financials — (13.2%)
Aberdeen Asset Management P.L.C.	2,558,118	7,286,080
Amlin P.L.C.	1,697,546	11,055,901
Arbuthnot Banking Group P.L.C.	67,329	428,689
Ashmore Group P.L.C.	612,152	3,757,142
*BCB Holdings, Ltd.	5,979	6,802
Beazley P.L.C.	1,787,659	3,455,912
BlueBay Asset Management P.L.C.	171,410	1,341,037
Brewin Dolphin Holdings P.L.C.	870,024	1,931,702
Brit Insurance Holdings NV	322,309	5,394,616
*Capital & Regional P.L.C.	814,788	446,739
Catlin Group, Ltd. P.L.C.	1,219,427	6,808,962
Charles Stanley Group P.L.C.	125,182	498,787
Charles Taylor Consulting P.L.C.	139,215	430,756
Chaucer Holdings P.L.C.	649,297	530,078
Chesnara P.L.C.	203,181	705,545
Close Brothers Group P.L.C.	504,375	6,234,621
Collins Stewart P.L.C.	246,937	316,814
Daejan Holdings P.L.C.	33,216	1,362,169
Development Securities P.L.C.	457,283	1,722,301
*DTZ Holdings P.L.C.	224,770	164,151
Evolution Group P.L.C.	1,028,900	1,456,035
F&C Asset Management P.L.C.	1,156,965	1,243,100
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	13,346
Hardy Underwriting Group P.L.C.	153,854	729,247
Hargreaves Lansdown P.L.C.	514,677	3,865,500
Helical Bar P.L.C.	373,868	1,947,203
#Henderson Group P.L.C.	2,936,019	6,179,402
Hiscox, Ltd. P.L.C.	1,517,006	8,610,598
IG Group Holdings P.L.C.	1,241,907	10,506,913
*Industrial & Commercial Holdings P.L.C.	5,000	120
Intermediate Capital Group P.L.C.	1,098,101	5,677,410
International Personal Finance P.L.C.	930,623	4,639,272
*IP Group P.L.C.	261,406	121,663
Jardine Lloyd Thompson Group P.L.C.	603,449	5,720,471
Lancashire Holdings, Ltd. P.L.C.	418,102	3,801,291
Liontrust Asset Management P.L.C.	129,935	181,983
*London Stock Exchange Group P.L.C.	493,712	5,803,230
LSL Property Services P.L.C.	134,125	463,144
*MWB Group Holdings P.L.C.	379,622	217,852
*Novae Group P.L.C.	234,907	1,378,187

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Provident Financial P.L.C.	469,891	$5,771,826
*Puma Brandenburg, Ltd. Capital Shares	1,193,004	149,439
*Puma Brandenburg, Ltd. Income Shares	1,193,004	78,040
*Quintain Estates & Development P.L.C.	488,561	309,812
Rathbone Brothers P.L.C.	159,131	2,269,698
*Rutland Trust P.L.C.	85,288	—
S&U P.L.C.	21,140	202,834
Savills P.L.C.	501,321	2,642,414
Shore Capital Group, Ltd. P.L.C.	1,193,004	544,444
St. James’s Place P.L.C.	718,698	3,187,166
St. Modwen Properties P.L.C.	591,267	1,532,853
Tullett Prebon P.L.C.	767,415	4,880,707
*Unite Group P.L.C.	192,038	641,085

Total Financials		138,645,089

Health Care — (3.1%)
#*Alizyme P.L.C.	660,805	42,354
*Antisoma P.L.C.	2,024,536	204,877
*Assura Group, Ltd. P.L.C.	55,610	39,144
*Axis-Shield P.L.C.	223,338	928,074
Biocompatibles International P.L.C.	63,286	369,120
Bioquell P.L.C.	90,893	140,906
*BTG P.L.C.	730,460	2,829,825
Consort Medical P.L.C.	116,271	932,035
Corin Group P.L.C.	126,637	99,478
Dechra Pharmaceuticals P.L.C.	203,835	1,732,578
Genus P.L.C.	157,057	2,125,869
Hikma Pharmaceuticals P.L.C.	442,387	5,577,736
Nestor Healthcare Group P.L.C.	443,850	697,411
*Oxford Biomedica P.L.C.	2,123,042	330,404
*Prostrakan Group P.L.C.	38,359	45,511
*Renovo Group P.L.C.	95,255	50,314
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	90,756
SSL International P.L.C.	753,239	13,988,081
*Synergy Health P.L.C.	46,796	589,991
*Vectura Group P.L.C.	1,218,161	1,179,468

Total Health Care		31,993,932

Industrials — (30.2%)
*AEA Technology P.L.C.	539,970	49,236
Air Partner P.L.C.	37,086	233,343
Alumasc Group P.L.C.	124,366	251,369
Ashtead Group P.L.C.	1,976,882	3,979,615
Atkins WS P.L.C.	425,663	5,139,568
*Autologic Holdings P.L.C.	80,000	32,047
*Avis Europe P.L.C.	42,037	152,018
Babcock International Group P.L.C.	1,286,052	11,951,794
Balfour Beatty P.L.C.	2,390,347	10,598,680
BBA Aviation P.L.C.	1,264,939	4,078,300
Bodycote P.L.C.	722,295	3,060,643
Braemar Shipping Services P.L.C.	81,108	688,248
#Brammer P.L.C.	185,266	577,875
#*British Airways P.L.C.	92,560	401,102
#BSS Group P.L.C.	489,152	3,470,425
Camellia P.L.C.	2,437	376,437
Carillion P.L.C.	1,523,518	8,415,082
Carr’s Milling Industries P.L.C.	35,330	360,390
Castings P.L.C.	162,757	667,278
Charter International P.L.C.	614,873	7,280,103
Chemring Group P.L.C.	128,869	6,190,604
Clarkson P.L.C.	64,187	1,093,039

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Communisis P.L.C.	561,133	$264,340
#Connaught P.L.C.	319,006	85,108
*Cookson Group P.L.C.	963,139	7,951,358
Costain Group P.L.C.	126,958	426,699
*Danka Business Systems P.L.C.	1,029,605	—
Davis Service Group P.L.C.	670,430	4,464,749
De La Rue P.L.C.	387,017	3,955,190
*easyJet P.L.C.	590,927	4,318,246
Eleco P.L.C.	80,000	21,792
Fenner P.L.C.	671,987	2,812,636
Firstgroup P.L.C.	1,591,971	10,410,372
Forth Ports P.L.C.	175,092	3,700,035
Galliford Try P.L.C.	167,176	816,948
Go-Ahead Group P.L.C.	164,629	3,596,987
Hampson Industries P.L.C.	591,932	303,502
Hays P.L.C.	4,753,935	8,419,027
#*Helphire P.L.C.	1,050,597	365,202
Hogg Robinson Group P.L.C.	103,893	51,584
Homeserve P.L.C.	1,100,525	7,992,806
Hyder Consulting P.L.C.	168,297	1,036,375
IMI P.L.C.	1,191,221	15,063,796
*Impellam Group P.L.C.	35,258	101,596
Interserve P.L.C.	498,625	1,604,032
Intertek Group P.L.C.	539,854	16,045,765
Invensys P.L.C.	486,722	2,248,499
ITE Group P.L.C.	1,009,264	2,987,626
Keller Group P.L.C.	262,639	2,659,140
Kier Group P.L.C.	137,718	2,922,407
Latchways P.L.C.	41,288	525,732
Lavendon Group P.L.C.	460,763	517,050
Lincat Group P.L.C.	14,452	143,575
Low & Bonar P.L.C.	763,541	586,134
*Management Consulting Group P.L.C.	1,150,534	459,576
Mears Group P.L.C.	86,645	416,475
Meggitt P.L.C.	2,289,633	12,104,196
Melrose P.L.C.	1,598,881	7,213,870
Michael Page International P.L.C.	1,235,568	9,325,627
Mitie Group P.L.C.	1,211,510	3,943,861
MJ Gleeson Group P.L.C.	195,875	361,670
Morgan Crucible Co. P.L.C.	1,174,108	4,303,961
Morgan Sindall P.L.C.	161,485	1,743,806
Mouchel Group P.L.C.	469,006	637,712
*National Express Group P.L.C.	1,470,296	5,874,927
*Northgate P.L.C.	340,977	1,338,610
PayPoint P.L.C.	89,092	455,219
PV Crystalox Solar P.L.C.	757,444	643,752
Qinetiq P.L.C.	2,180,065	3,751,185
#Regus P.L.C.	3,178,152	4,401,305
*Rentokil Initial P.L.C.	3,510,664	5,570,923
Ricardo P.L.C.	217,815	1,033,172
*Richmond Oil & Gas P.L.C.	220,000	—
Robert Walters P.L.C.	387,999	2,101,971
ROK P.L.C.	723,316	232,022
Rotork P.L.C.	348,025	9,332,212
RPS Group P.L.C.	788,615	2,592,699
Senior P.L.C.	1,671,692	3,547,308
Severfield-Rowen P.L.C.	351,952	1,358,712
Shanks Group P.L.C.	1,642,693	2,925,933
*SIG P.L.C.	1,846,767	3,355,800
Smart (J) & Co. (Contractors)	22,500	149,369
Speedy Hire P.L.C.	324,898	128,631

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Spice P.L.C.	4,494	$5,015
Spirax-Sarco Engineering P.L.C.	301,608	8,735,351
Stagecoach Group P.L.C.	1,737,648	5,820,259
Sthree P.L.C.	299,337	1,400,403
#T Clarke P.L.C.	148,717	281,229
Tarsus Group P.L.C.	212,372	429,161
*Travis Perkins P.L.C.	667,086	8,842,161
Tribal Group P.L.C.	132,810	131,713
*Trifast P.L.C.	359,985	233,277
UK Mail Group P.L.C.	198,089	1,235,797
Ultra Electronics Holdings P.L.C.	267,145	7,961,510
Umeco P.L.C.	196,406	1,362,716
*Volex Group P.L.C.	229,354	1,042,427
Vp P.L.C.	167,463	448,026
Weir Group P.L.C. (The)	362,747	9,053,724
Wincanton P.L.C.	479,763	1,827,695
WSP Group P.L.C.	262,651	1,661,767
XP Power, Ltd. P.L.C.	73,546	1,195,963

Total Industrials		316,418,202

Information Technology — (10.9%)
Acal P.L.C.	104,729	386,066
Alphameric P.L.C.	127,141	46,979
*Alterian P.L.C.	179,139	605,565
Anite P.L.C.	1,166,924	952,734
Aveva Group P.L.C.	274,171	6,542,840
Computacenter P.L.C.	423,790	2,483,595
*CSR P.L.C.	547,295	2,793,708
Dialight P.L.C.	111,362	762,136
Diploma P.L.C.	455,202	1,892,756
Domino Printing Sciences P.L.C.	455,803	3,850,851
*E2V Technologies P.L.C.	247,588	388,479
Electrocomponents P.L.C.	1,576,293	6,166,758
Fidessa Group P.L.C.	129,875	3,332,347
Halma P.L.C.	1,461,044	7,648,991
#*Imagination Technologies Group P.L.C.	882,944	6,142,602
*Innovation Group P.L.C.	3,117,664	675,185
Intec Telecom Systems P.L.C.	1,128,823	1,300,503
Kewill P.L.C.	368,863	624,078
*Kofax P.L.C.	317,667	1,453,439
Laird P.L.C.	844,551	2,016,741
Logica P.L.C.	5,706,484	11,833,154
Micro Focus International P.L.C.	520,037	3,181,608
*Misys P.L.C.	1,833,430	8,254,976
Moneysupermarket.com Group P.L.C.	125,063	167,532
Oxford Instruments P.L.C.	193,856	1,683,245
Phoenix IT Group, Ltd. P.L.C.	201,507	794,984
Premier Farnell P.L.C.	1,379,926	6,011,301
Psion P.L.C.	499,513	740,148
#*Raymarine P.L.C.	249,080	71,841
Renishaw P.L.C.	180,171	3,341,247
RM P.L.C.	363,499	989,002
*SDL P.L.C.	316,996	3,052,706
Spectris P.L.C.	490,382	8,864,013
Spirent Communications P.L.C.	2,461,978	5,667,180
*Telecity Group P.L.C.	392,405	3,132,465
*TT electronics P.L.C.	595,193	1,518,141
#Vislink P.L.C.	588,460	190,762
*Wolfson Microelectronics P.L.C.	481,057	1,963,139
Xaar P.L.C.	220,887	851,560

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Xchanging P.L.C.	677,924	$1,410,573

Total Information Technology		113,785,930

Materials — (5.5%)
British Polythene Industries P.L.C.	102,332	400,056
Carclo P.L.C.	214,230	748,523
Croda International P.L.C.	484,717	11,168,074
DS Smith P.L.C.	1,591,931	4,294,371
Elementis P.L.C.	1,858,096	3,406,951
Ferrexpo P.L.C.	577,641	3,001,243
Filtrona P.L.C.	704,266	2,812,199
*Gem Diamonds, Ltd. P.L.C.	382,110	1,214,997
Hill & Smith Holdings P.L.C.	275,101	1,337,451
#Hochschild Mining P.L.C.	411,329	3,191,019
*Inveresk P.L.C.	125,000	3,305
Marshalls P.L.C.	658,597	1,138,028
Mondi P.L.C.	1,078,021	8,976,093
Petropavlovsk P.L.C.	303,440	4,703,004
Porvair P.L.C.	146,460	180,549
RPC Group P.L.C.	383,195	1,883,917
Victrex P.L.C.	321,880	6,661,744
*Yule Catto & Co. P.L.C.	505,169	2,086,886
Zotefoams P.L.C.	96,852	228,460

Total Materials		57,436,870

Telecommunication Services — (2.0%)
*Cable & Wireless Communications P.L.C.	8,687,193	7,446,715
Cable & Wireless Worldwide P.L.C.	4,550,163	5,113,145
*Colt Group SA	1,213,428	2,353,487
Kcom Group P.L.C.	2,504,455	1,970,410
*TalkTalk Telecom Group P.L.C.	1,366,075	2,887,097
Telecom Plus P.L.C.	254,695	1,589,684

Total Telecommunication Services		21,360,538

Utilities — (2.7%)
Dee Valley Group P.L.C.	12,109	194,931
*Drax Group P.L.C.	1,259,220	7,673,881
Northumbrian Water Group P.L.C.	1,699,783	9,642,375
Pennon Group P.L.C.	1,133,145	11,308,526

Total Utilities		28,819,713

TOTAL COMMON STOCKS		1,026,527,766

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Rea Holdings P.L.C.	2,461	4,351

RIGHTS/WARRANTS — (0.0%)
*Management Consulting Group P.L.C. Warrants 12/31/11	52,718	2,534
*SFI Holdings, Ltd. Litigation Certificate	26,713	—
*Ultraframe P.L.C. Litigation Notes	319,285	—
*Xaar P.L.C. Rights 11/05/10	30,703	39,358

TOTAL RIGHTS/WARRANTS		41,892

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $5,000 FHLMC 5.00%, 10/15/19, valued at $5,656) to be repurchased at $3,000	$3	3,000

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (2.0%)
§@DFA Short Term Investment Fund	19,629,803	$19,629,803
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $1,711,232)## to be repurchased at $1,677,709	$1,678	1,677,678

TOTAL SECURITIES LENDING COLLATERAL		21,307,481

TOTAL INVESTMENTS — (100.0%)
(Cost $953,563,812)		$1,047,884,490

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (85.5%)
AUSTRIA — (2.3%)
#Agrana Beteiligungs AG	17,168	$1,683,139
Andritz AG	116,739	8,946,425
#*A-TEC Industries AG	21,828	118,493
Austria Email AG	715	8,211
*Austria Technologie & Systemtechnik AG	4,045	74,780
*Austriamicrosystems AG	30,470	1,215,042
BKS Bank AG	3,120	72,084
#BWIN Interactive Entertainment AG	82,345	3,941,722
BWT AG	27,601	770,197
#*CA Immobilien Anlagen AG	130,641	1,964,103
CAT Oil AG	36,702	329,774
*EAG-Beteiligungs AG	1,650	8,466
#EVN AG	48,671	772,606
Flughafen Wien AG	40,598	2,518,064
*Frauenthal Holding AG	12,084	169,681
*Intercell AG	104,732	2,561,417
Josef Manner & Co. AG	870	52,370
Kapsch TrafficCom AG	5,666	326,837
Lenzing AG	4,701	2,333,914
Mayr-Melnhof Karton AG	31,265	3,381,081
Oberbank AG	37,973	2,320,407
#Oesterreichischen Post AG	98,332	2,976,476
*Palfinger AG	45,976	1,402,518
*Polytec Holding AG	9,404	60,162
*RHI AG	93,231	3,094,010
Rosenbauer International AG	11,816	507,570
*S&T System Integration & Technology Distribution AG	6,404	60,028
Schoeller-Bleckmann Oilfield Equipment AG	32,197	2,374,383
Semperit AG Holding	24,088	1,055,358
*Sparkassen Immobilien AG	58,185	461,135
Strabag SE	95,319	2,465,545
UBM Realitaetenentwicklung AG	1,440	55,567
#Uniqa Versicherungen AG	183,530	3,797,480
*Warimpex Finanz und Beteiligungs AG	10,047	31,864
*Wienerberger AG	157,841	2,660,097
#Wolford AG	11,165	315,933
Zumtobel AG	78,928	1,615,429

TOTAL AUSTRIA		56,502,368

BELGIUM — (3.4%)
#*Ablynx NV	13,590	156,193
Ackermans & van Haaren NV	81,854	7,061,891
#*Agfa-Gevaert NV	491,806	2,872,136
*Arseus NV	2,491	35,672
*Atenor Group	236	10,860
Banque Nationale de Belgique SA	952	4,798,996
*Barco NV	53,143	3,147,848
Bekaert SA	32,765	10,044,157
Co.Br.Ha Societe Commerciale de Brasserie SA	115	261,134
Compagnie d’Entreprises SA	41,428	2,584,468
*Compagnie du Bois Sauvage SA	87	12
Compagnie Immobiliere de Belgique SA	10,535	444,728
Compagnie Maritime Belge SA	61,365	1,856,310
*Deceuninck NV	247,412	615,296
*Devgen NV	10,607	110,788
D’Ieteren SA	12,906	7,043,989
Duvel Moorgat SA	8,799	855,729
Econocom Group SA	65,485	916,258

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Elia System Operator SA NV	124,286	$4,703,444
#Euronav SA	86,554	1,447,035
#EVS Broadcast Equipment SA	16,542	1,038,881
Exmar NV	127,551	954,401
Floridienne SA	2,033	370,346
*Galapagos NV	38,107	626,495
Gimv NV	13,874	767,907
Hamon & Compagnie International SA	3,754	135,846
Henex SA	7,487	458,617
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	275,400
*Ion Beam Applications SA	74,962	917,807
Jensen-Group NV	12,030	175,965
Kinepolis Group NV	5,432	392,233
Lotus Bakeries NV	1,361	769,431
#*Melexis NV	88,696	1,568,298
#Nyrstar NV	220,706	3,255,659
Omega Pharma SA	82,044	3,837,687
*Option NV	38,430	34,782
*Picanol NV	16,620	268,572
*RealDolmen NV	6,066	117,796
Recticel SA	52,387	549,392
Resilux SA	4,095	321,221
Rosier SA	655	282,707
*Roularta Media Group NV	5,864	185,474
*SAPEC SA	3,531	240,403
Sioen Industries NV	52,140	432,178
Sipef NV	24,100	1,925,017
#*Spector Photo Group SA	11,235	10,673
*Systemat-Datarelay SA	26,232	191,025
Telenet Group Holding NV	148,890	6,235,028
Ter Beke NV	2,281	194,723
Tessenderlo Chemie NV	94,781	3,243,436
#*ThromboGenics NV	38,712	1,002,910
#*TiGenix NV	22,164	59,626
Van de Velde NV	27,539	1,442,486
VPK Packaging Group SA	12,084	498,452

TOTAL BELGIUM		81,747,818

DENMARK — (2.5%)
*Aarhus Lokalbank A.S.	8,030	74,282
*Aktieselskabet Skjern Bank A.S.	3,276	89,465
#Alk-Abello A.S.	18,126	1,149,254
*Alm. Brand A.S.	27,560	215,343
*Amagerbanken A.S.	647,900	363,085
#*Ambu A.S.	22,100	571,314
Arkil Holdings A.S. Series B	780	83,641
Auriga Industries A.S. Series B	49,725	974,839
#*Bang & Olufsen Holdings A.S.	105,352	1,143,267
*Bavarian Nordic A.S.	29,869	1,217,910
#*BoConcept Holding A.S.	5,650	187,932
Brodrene Hartmann A.S. Series B	11,730	149,986
*Brondbyernes IF Fodbold A.S. Series B	15,450	73,354
D/S Norden A.S.	81,294	3,156,846
*Dalhoff, Larson & Horneman A.S. Series B	32,000	128,281
*Dantherm Holding A.S.	8,615	29,079
*DFDS A.S.	11,236	810,871
*DiBa Bank A.S.	2,300	24,763
*Djursland Bank A.S.	8,970	237,691
#East Asiatic Co., Ltd. A.S.	52,687	1,430,498
F.E. Bording A.S.	600	52,631
*Fionia Holding A.S.	17,880	—

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Fluegger A.S. Series B	4,198	$324,934
#*Genmab A.S.	113,251	1,502,245
*GN Store Nord A.S.	688,298	5,747,522
*GPV Industi A.S.	2,200	12,318
#*Greentech Energy Systems A.S.	149,206	560,082
*Gronlandsbanken A.S.	768	59,747
#*H&H International A.S. Series B	17,280	209,821
#Harboes Bryggeri A.S.	12,252	325,918
Hojgaard Holding A.S. Series B	2,750	95,482
#IC Companys A.S.	33,305	1,505,500
*Incentive A.S.	3,575	12,343
Jeudan A.S.	4,620	345,426
*Jyske Bank A.S.	87,656	3,928,827
*Lan & Spar Bank A.S.	5,150	254,649
*Lastas A.S. Series B	11,200	75,675
*Lollands Bank A.S.	750	23,841
#*Mols-Linien A.S.	27,490	210,101
*NeuroSearch A.S.	69,661	1,260,861
#NKT Holding A.S.	82,627	4,450,265
*Nordjyske Bank A.S.	17,600	348,015
*Norresundby Bank A.S.	7,350	242,594
North Media A.S.	36,665	281,471
*Ostjydsk Bank A.S.	2,554	182,679
#*Parken Sport & Entertainment A.S.	32,936	525,548
Per Aarsleff A.S. Series B	5,975	484,371
*Ringkjoebing Landbobank A.S.	15,120	1,957,513
Roblon A.S. Series B	540	62,460
#*Rockwool International A.S.	8,151	918,935
#*Royal Unibrew A.S.	29,990	1,663,899
*Salling Bank A.S.	430	25,700
*Sanistal A.S. Series B	1,341	13,528
#*Satair A.S.	8,771	489,572
Schouw & Co. A.S.	70,768	1,511,678
SimCorp A.S.	16,997	2,957,158
*Sjaelso Gruppen A.S.	29,228	44,129
*SKAKO A.S.	5,130	22,021
Solar Holdings A.S. Series B	10,225	672,384
*Spar Nord Bank A.S.	117,343	1,367,979
*Sparbank A.S.	10,930	181,845
*Sparekassen Faaborg A.S.	1,972	309,009
*Sydbank A.S.	214,972	5,659,398
Thrane & Thrane A.S.	11,563	521,244
Tivoli A.S.	969	581,472
#*TK Development A.S.	137,522	638,499
#*Topdanmark A.S.	40,675	4,872,760
#*TopoTarget A.S.	378,484	265,840
*Torm A.S.	88,510	666,307
*Vestfyns Bank A.S.	680	74,986
*Vestjysk Bank A.S.	24,162	328,665

TOTAL DENMARK		60,941,548

FINLAND — (5.7%)
Ahlstrom Oyj	6,388	130,584
#*Aldata Solutions Oyj	194,535	154,161
Alma Media Oyj	277,852	2,871,290
*Amanda Capital Oyj	67,120	137,402
Amer Sports Oyj Series A	308,476	4,159,417
Aspo Oyj	68,141	776,547
#Atria P.L.C.	5,611	78,253
Bank of Aland P.L.C.	17,663	470,016
BasWare Oyj	34,550	1,080,199

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Biotie Therapies Corp. Oyj	265,590	$136,827
#Cargotec Oyj Series B	109,737	4,990,453
*Componenta Oyj	34,400	286,232
#Comptel P.L.C.	324,863	356,337
*Cramo Oyj	119,766	2,495,748
#Digia P.L.C.	55,020	395,159
*Efore Oyj	114,965	115,211
*Elcoteq SE	3,041	5,710
*Elektrobit Corp. Oyj	2,476	2,342
#Elisa Oyj	276,614	5,915,786
Etteplan Oyj	62,600	254,287
#*Finnair Oyj	199,282	1,504,811
*Finnlines Oyj	124,906	1,404,170
Fiskars Oyj Abp Series A	181,663	3,695,485
#F-Secure Oyj	444,369	1,354,026
*GeoSentric Oyj	244,900	10,223
#*Glaston Oyj Abp	131,940	218,346
HKScan Oyj	75,317	761,863
Huhtamaki Oyj	345,189	4,375,974
#Ilkka-Yhtyma Oyj	60,256	582,857
KCI Konecranes Oyj	232,703	9,278,182
Kemira Oyj	259,072	3,813,881
Kesko Oyj	138,078	6,852,025
Laennen Tehtaat Oyj	18,920	474,147
Lassila & Tikanoja Oyj	117,954	2,230,282
*Lemminkainen Oyj	14,946	518,822
*M-Real Oyj Series B	1,549,706	5,303,530
Neo Industrial Oyj	16,652	135,779
Nokian Renkaat Oyj	163,412	5,665,562
Nordic Aluminium Oyj	10,440	418,449
Okmetic Oyj	54,904	419,237
Olvi Oyj Series A	31,354	1,344,221
Oriola-KD Oyj Series A	12,844	68,629
Oriola-KD Oyj Series B	148,242	786,041
Orion Oyj Series A	101,720	2,153,772
#Orion Oyj Series B	253,721	5,396,431
#Outokumpu Oyj	188,979	3,394,720
Outotec Oyj	36,018	1,681,830
PKC Group Oyj	48,390	819,296
Pohjola Bank P.L.C.	372,375	4,711,128
#Ponsse Oyj	22,814	345,606
#Poyry Oyj	179,728	2,185,100
Raisio P.L.C.	462,617	1,847,784
#Ramirent Oyj	299,709	3,371,824
Rapala VMC Oyj	113,258	945,110
#*Rautaruukki Oyj Series K	233,148	4,633,296
*Raute Oyj Series A	10,390	121,384
#Ruukki Group Oyj	306,166	763,188
Sanoma Oyj	162,312	3,662,299
Scanfil Oyj	123,479	513,374
*SRV Group P.L.C.	2,008	18,605
Stockmann Oyj Abp Series A	43,914	1,741,946
#Stockmann Oyj Abp Series B	99,920	3,549,127
*Tecnomen Lifetree Oyj	2,061	2,009
Teleste Oyj	53,559	359,828
Tieto Oyj	277,638	5,309,747
#*Tikkurila Oyj	62,217	1,340,695
#*Trainers’ House P.L.C.	107,200	56,633
Tulikivi Oyj	79,440	139,245
Turkistuottajat Oyj	8,490	133,724
#Uponor Oyj Series A	206,241	3,698,902

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Vacon Oyj	42,777	$2,231,114
Vaisala Oyj Series A	39,132	1,203,909
Viking Line Abp	10,400	477,790
Yit Oyj	207,318	5,012,228

TOTAL FINLAND		137,850,147

FRANCE — (11.0%)
Akka Technologies SA	6,655	129,933
Ales Groupe SA	32,239	533,786
#*Altamir Amboise	2,730	21,414
ALTEN SA	64,193	2,147,188
#*Altran Technologies SA	343,804	1,476,374
April Group SA	70,725	2,126,258
#*Archos SA	18,355	105,617
Arkema SA	199,362	12,882,495
Assystem SA	52,519	969,979
#*Atari SA	14,902	79,339
*Atos Origin SA	143,571	6,644,029
Aubay SA	10,285	74,348
Audika SA	21,251	519,726
*Baccarat SA	1,090	229,348
Banque Tarneaud SA	1,430	249,295
#*Beneteau SA	172,729	3,713,000
#Bigben Interactive	8,718	122,825
Boiron SA	27,525	1,040,964
Boizel Chanoine Champagne SA	6,606	545,670
Bonduelle SCA	12,909	1,157,117
Bongrain SA	14,735	1,187,640
#Bourbon SA	155,755	7,098,282
*Boursorama SA	10,781	131,210
#*Bull SA	289,386	1,370,888
Burelle SA	3,894	916,657
*Cafom SA	5,092	111,969
Canal Plus SA	290,570	2,142,598
CBo Territoria	28,320	175,957
Cegedim SA	16,591	1,040,813
CEGID Group SA	1,992	67,041
#*Cie Generale de Geophysique-Veritas SA	219,970	5,138,239
Ciments Francais SA	754	69,524
*Club Mediterranee SA	63,302	1,239,256
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	100,501
*CS Communication & Systemes SA	7,938	61,881
Damartex SA	21,101	603,302
Delachaux SA	26,973	2,202,807
#*Derichebourg SA	548,515	2,714,506
*Devoteam SA	4,275	118,015
*Dynaction SA	14,655	173,308
#EDF Energies Nouvelles SA	17,468	758,506
Electricite de Strasbourg SA	22,124	3,533,878
Entrepose Contracting SA	117	13,567
Esso S.A.F.	8,945	1,202,006
Establissements Maurel et Prom SA	305,061	4,498,910
*Etam Developpement SA	386	18,360
*Euler Hermes SA	36,906	3,475,927
*Euro Disney SCA	48,370	282,812
*Eurofins Scientific SA	4,524	280,369
#Exel Industries SA	10,525	458,523
Faiveley Transport SA	3,574	302,193
*Faurecia SA	87,585	2,375,979
Fimalac SA	29,963	1,289,484
Fleury Michon SA	4,694	207,994

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Flo Groupe SA	29,358	$187,024
*GameLoft SA	20,003	124,388
*Gascogne SA	6,907	391,163
Gaumont SA	14,184	1,014,194
#*GECI International SA	59,392	281,139
Gemalto NV	149,247	6,801,849
Gevelot SA	3,584	198,789
*GFI Informatique SA	122,870	527,105
#GIFI SA	7,360	574,020
GL Events SA	14,161	492,221
#GPE Groupe Pizzorno SA	5,200	130,932
Groupe Crit SA	24,255	640,753
Groupe Eurotunnel SA	6,188	61,560
*Groupe Go Sport SA	2,297	34,364
Groupe Gorge SA	18,510	179,476
Groupe Guillin SA	1,200	113,166
#*Groupe Open SA	27,590	214,463
Groupe Steria SCA	66,505	1,793,288
#Guerbet SA	5,824	624,497
#Guyenne et Gascogne SA	25,083	2,769,366
*Haulotte Group SA	59,734	775,622
Havas SA	1,165,955	6,143,380
#*Hi-Media SA	10,913	53,857
#*Idsud SA	2,227	82,405
Ingenico SA	109,546	3,306,504
*Inter Parfums SA	1,373	51,954
Ipsen SA	25,125	885,406
Ipsos SA	84,878	4,091,814
*Kaufman & Broad SA	4,383	125,981
Korian SA	5,663	134,462
#Laurent-Perrier SA	11,943	1,344,451
*LDC SA	19	1,826
#*Lectra SA	83,499	487,659
Lisi SA	16,055	1,129,135
#LVL Medical Groupe SA	18,785	426,849
M6 Metropole Television SA	148,116	3,625,710
#Maisons France Confort SA	2,426	105,699
#*Manitou BF SA	46,187	974,576
Manutan International SA	13,379	898,272
*Meetic SA	3,575	106,799
#Mersen SA	58,913	2,585,614
MGI Coutier SA	2,753	123,528
#Mr. Bricolage SA	23,846	487,419
#Naturex SA	8,725	529,599
#Neopost SA	86,402	7,177,299
Nexans SA	92,377	6,588,947
Nexity SA	73,484	3,262,937
Norbert Dentressangle SA	12,330	1,003,926
NRJ Group SA	2,533	26,526
#*Oeneo SA	102,487	295,125
#Orpea SA	96,748	4,878,575
Osiatis SA	1,400	10,945
#*PagesJaunes Groupe SA	384,634	4,240,358
Paris Orleans et Cie SA	2,478	67,295
*Parrot SA	6,162	157,922
Pierre & Vacances SA	15,567	1,133,671
Plastic Omnium SA	29,952	1,813,476
*Plastivaloire SA	4,552	125,731
PSB Industries SA	8,438	278,961
Rallye SA	85,476	3,343,576
#*Recylex SA	39,995	363,097

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Remy Cointreau SA	77,795	$5,477,945
*Rexel SA	66,479	1,255,476
*Rhodia SA	311,738	8,691,016
Robertet SA	3,167	467,745
*Rodriguez Group SA	31,298	243,069
Rougier SA	6,115	255,053
Rubis SA	33,838	3,751,770
*S.T. Dupont SA	39,440	11,001
*Sa des Ciments Vicat SA	9,335	733,070
Sabeton SA	13,500	247,560
Saft Groupe SA	60,919	2,328,288
SAMSE SA	8,342	729,002
*Sartorius Stedim Biotech SA	866	39,737
SEB SA	87,918	8,430,197
*Seche Environnement SA	332	26,784
#Sechilienne SA	56,504	1,641,836
Securidev SA	2,500	81,458
SeLoger.com SA	21,482	1,078,333
#*Sequana SA	30,915	448,159
Signaux Girod SA	894	73,369
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	193,701
Societe BIC SA	84,787	7,526,006
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,019,311
Societe Pour l’Informatique Industrielle SA	40,908	245,466
Societe Television Francaise 1 SA	171,170	2,805,497
#*Soitec SA	365,404	3,772,032
#Somfy SA	21,738	4,770,129
Sopra Group SA	22,982	1,914,509
Stallergenes SA	33,074	2,818,986
#*Ste Industrielle d’Aviation Latecoere SA	3,517	33,091
Stef-TFE SA	28,838	1,606,256
Sucriere de Pithiviers Le Vieil SA	1,745	1,698,478
*Sword Group SA	4,053	149,330
Synergie SA	32,941	871,372
#*Technicolor SA	304,125	1,915,679
Teleperformance SA	158,000	4,992,930
Tessi SA	5,050	458,789
#*Theolia SA	215,705	380,568
#Tonnellerie Francois Freres SA	3,839	160,474
*Total Gabon	35	14,047
Touax SA	378	13,776
Toupargel Groupe SA	75	1,425
*Transgene SA	1,214	26,186
*Trigano SA	12,263	315,913
#*UbiSoft Entertainment SA	196,028	2,553,866
#Union Financiere de France Banque SA	15,895	684,333
*Valeo SA	232,962	12,592,625
Viel et Compagnie SA	158,130	636,265
#Vilmorin & Cie SA	18,821	2,000,471
Virbac SA	16,426	2,643,640
VM Materiaux SA	6,914	428,408
Vranken Pommery Monopole SA	12,131	581,253
Zodiac Aerospace SA	105,911	7,489,218
*Zueblin Immobiliere France SA	1,285	6,729

TOTAL FRANCE		265,863,879

GERMANY — (12.7%)
A.S. Creation Tapeton AG	6,853	299,090
*AAP Implantate AG	47,250	80,188
*Aareal Bank AG	302,222	7,378,490
*Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	406

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*ADVA AG Optical Networking	120,254	$975,785
Agrob Immobilien AG	5,800	75,276
#*Air Berlin P.L.C.	107,677	509,541
#Aixtron AG	314,748	10,249,247
*Aligna AG	318,087	78,049
Amadeus Fire AG	16,192	624,630
Andreae-Noris Zahn AG	26,412	1,043,706
#*Arques Industries AG	21,373	63,144
*Arques Industries AG I-10 Shares	8,997	26,572
#Asian Bamboo AG	26,935	1,382,795
Augusta Technologie AG	26,396	545,656
#Aurubis AG	144,707	7,460,677
Baader Bank AG	132,511	581,090
#*Balda AG	120,860	1,057,981
#Bauer AG	19,385	893,112
BayWa AG	10,824	452,200
Bechtle AG	39,024	1,454,122
#*Bertrandt AG	22,607	1,467,454
*Beta Systems Software AG	8,550	34,514
Bilfinger Berger SE	162,980	11,946,841
*Biolitec AG	26,843	147,382
Biotest AG	20,784	1,119,184
*BKN International AG	33,408	2,278
*BMP AG	44,099	54,354
#*Borussia Dortmund GmbH & Co. KGaA	208,512	492,714
Carl Zeiss Meditec AG	58,224	1,008,073
CENIT AG	470	3,440
*Centrosolar Group AG	19,292	136,717
*Centrotec Sustainable AG	41,054	968,349
#*Centrotherm Photovoltaics AG	26,061	1,073,033
Cewe Color Holding AG	13,917	593,960
#Comdirect Bank AG	131,903	1,305,689
CompuGroup Medical AG	11,917	156,766
#*Conergy AG	370,951	274,213
#*Constantin Medien AG	314,299	715,963
CropEnergies AG	12,945	87,933
CTS Eventim AG	50,168	2,793,430
*Curanum AG	83,165	265,211
*D. Logistics AG	113,203	265,857
DAB Bank AG	130,043	769,951
*Data Modul AG	11,455	189,012
*Delticom AG	1,235	98,387
*Demag Cranes AG	48,370	2,411,185
*Deutsche Beteiligungs AG	10,507	303,805
*Deutsche Wohnen AG	68,918	828,825
*Deutz AG	249,610	2,135,743
#*Dialog Semiconductor P.L.C.	151,843	2,767,333
*Dierig Holding AG	10,500	125,480
Douglas Holding AG	100,341	5,601,173
*Dr. Hoenle AG	14,858	152,848
Drillisch AG	148,359	1,271,357
#*Duerr AG	34,299	1,040,464
DVB Bank SE	173,470	5,939,540
Eckert & Ziegler AG	6,924	247,635
#Elexis AG	32,938	553,560
*Elmos Semiconductor AG	34,592	391,176
#ElreingKlinger AG	96,945	3,240,427
*Epigenomics AG	27,680	86,659
Erlus AG	2,970	121,981
*Euromicron AG	4,746	154,164
#Euwax AG	17,978	1,251,133

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Evotec AG	1,165,338	$3,889,148
#Fielmann AG	56,670	5,746,279
Freenet AG	346,365	4,419,738
Fuchs Petrolub AG	46,541	5,987,309
GBW AG	28,417	534,012
*Gerresheimer AG	82,421	3,253,954
#Gerry Weber International AG	42,943	2,042,510
Gesco AG	9,182	564,093
GFK SE	68,806	2,869,257
#GFT Technologies AG	66,050	320,396
#Gildemeister AG	99,621	1,775,541
*Grammer AG	25,920	675,020
Grenkeleasing AG	31,484	1,672,497
#*H&R WASAG AG	15,594	463,770
#Hamborner REIT AG	31,350	321,311
#Hamburger Hafen und Logistik AG	50,236	2,197,937
*Hansa Group AG	146,815	606,956
Hawesko Holding AG	19,463	768,895
*Heidelberger Druckmaschinen AG	693,936	3,192,652
*Homag Group AG	5,600	120,323
*IKB Deutsche Industriebank AG	21,843	21,215
Indus Holding AG	41,674	1,108,186
Innovation in Traffic Systems AG	23,949	469,111
Interseroh SE	21,642	1,143,018
#*Intershop Communications AG	62,598	180,076
Isra Vision Systems AG	10,917	232,040
*IVG Immobilien AG	480,972	3,691,390
*Jenoptik AG	153,250	1,022,657
*Kampa AG	35,505	7,897
*Kloeckner & Co. SE	189,620	4,251,207
*Koenig & Bauer AG	4,664	93,567
Kontron AG	176,510	1,714,500
#*Krones AG	69,323	3,848,263
KSB AG	3,809	2,968,171
#*Kuka AG	97,095	2,015,564
#KWS Saat AG	17,224	3,077,061
Leifheit AG	12,500	337,542
*Leoni AG	108,940	3,975,651
#Loewe AG	25,187	222,979
LPKF Laser & Electronics AG	20,347	400,287
#*Manz Automation AG	2,066	154,384
*MasterFlex AG	7,812	39,033
*Maxdata Computer AG	94,120	15,851
Mediclin AG	119,554	637,164
#*Medigene AG	87,499	215,375
Medion AG	81,672	1,290,624
*Mensch und Maschine Software AG	27,532	151,299
#MLP AG	205,563	2,184,507
*Mologen AG	22,062	269,985
*Morphosys AG	57,456	1,368,826
MTU Aero Engines Holding AG	165,906	10,009,105
Muehlbauer Holding & Co. AG	14,905	580,858
#MVV Energie AG	114,055	4,652,124
Nemetschek AG	23,340	936,194
*Nexus AG	33,813	170,726
#*Nordex SE	104,915	1,015,728
#OHB Technology AG	35,659	646,705
Oldenburgische Landesbank AG	4,234	239,839
P&I Personal & Informatik AG	17,889	620,840
*Patrizia Immobilien AG	10,090	51,410
Pfeiffer Vacuum Technology AG	32,328	3,091,655

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Pfleiderer AG	158,664	$805,586
#*Phoenix Solar AG	6,374	248,256
*PNE Wind AG	167,451	384,137
Praktiker Bau-und Heimwerkermaerkte Holding AG	152,387	1,444,977
*Progress-Werk Oberkirch AG	6,250	305,020
PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	617,363
PVA TePla AG	46,019	281,285
*Q-Cells SE	226,583	970,002
*QSC AG	287,340	733,275
R. Stahl AG	14,410	542,267
Rational AG	14,646	3,248,740
REALTECH AG	13,541	150,497
Renk AG	18,838	1,640,045
#*Repower Systems AG	5,276	870,626
Rheinmetall AG	111,360	8,031,101
Rhoen-Klinikum AG	379,608	8,894,423
*Roth & Rau AG	15,929	374,527
Ruecker AG	18,949	326,573
S.A.G. Solarstrom AG	8,882	46,158
Sartorius AG	30,837	986,017
*Schaltbau Holding AG	1,059	80,305
*Sedo Holding AG	69,691	340,972
*Sektkellerei Schloss Wachenheim AG	14,520	176,694
*SER Systems AG	9,400	681
#*SGL Carbon SE	217,830	8,077,263
*Silicon Sensor International AG	182	2,106
#*Singulus Technologies AG	189,731	881,027
Sinner AG	2,660	59,601
#Sixt AG	37,664	1,459,885
#*SKW Stahl-Metallurgie Holding AG	12,802	311,119
*Sky Deutschland AG	388,970	624,584
*SM Wirtschaftsberatungs AG	18,841	131,067
Software AG	70,053	9,809,297
#*Solar Millennium AG	34,471	948,466
*Solar-Fabrik AG	6,039	45,757
#*Solarworld AG	285,203	4,133,883
#*Solon SE	25,350	107,143
Stada Arzneimittel AG	173,213	5,338,789
STINAG Stuttgarter Invest AG	35,003	886,604
*Stoehr & Co. AG	6,000	26,952
#Stratec Biomedical Systems AG	26,506	997,272
Sued-Chemie AG	28,301	4,058,938
Suedzucker AG	7,437	175,285
*Sunways AG	15,188	100,766
*Suss Microtec AG	59,969	504,302
Symrise AG	278,877	8,494,967
Syzygy AG	30,656	144,514
*TAG Immobilien AG	10,306	86,388
Takkt AG	126,507	1,667,964
TDS Informationstechnologie AG	89,063	515,743
Telegate AG	20,500	196,447
*Tipp24 SE	3,229	129,664
Tognum AG	190,869	4,647,584
#*Tomorrow Focus AG	113,715	569,824
#*TUI AG	468,655	5,478,056
UMS United Medical Systems International AG	22,300	203,249
Umweltbank AG	17,805	421,355
#United Internet AG	167,408	3,005,427
VBH Holding AG	9,415	56,342
*Verbio AG	45,505	298,456
#*Versatel AG	12,209	68,534

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Vossloh AG	35,932	$4,187,288
*VTG AG	14,769	288,837
*Wacker Neuson SE	30,872	567,359
*Wanderer-Werke AG	7,903	1,647
*Washtec AG	926	10,724
Wincor Nixdorf AG	112,151	8,204,044
Wirecard AG	264,258	3,940,089
Wuerttembergische Lebensversicherung AG	27,308	792,670
Wuerttembergische Metallwarenfabrik AG	29,451	1,147,746
*XING AG	2,088	91,727
Zhongde Waste Technology AG	2,889	53,201

TOTAL GERMANY		305,820,641

GREECE — (2.4%)
Aegean Airlines S.A.	5,746	18,434
*Aegek S.A.	120,000	51,586
*Agricultural Bank of Greece S.A.	608,736	735,246
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	439,886	771,301
*Alfa Alfa Energy S.A.	3,810	7,371
*Altec Holdings S.A. IT & Communication Systems	80,278	8,896
*Alumil Aluminum Industry S.A.	52,526	45,336
*Alysida S.A.	2,376	6,584
*Anek Lines S.A.	605,331	176,492
*Astir Palace Hotels S.A.	93,886	287,163
*Athens Medical Center S.A.	150,874	123,972
*Atlantic Supermarkets S.A.	35,080	11,718
*Attica Bank S.A.	181,970	260,796
*Atti-Kat S.A.	56,554	7,886
Autohellas S.A.	83,520	165,456
*Babis Vovos International Construction S.A.	59,807	203,641
*Balafas S.A.	15,200	4,020
*Balkan Real Estate S.A.	41,970	26,297
#Bank of Cyprus Public Co., Ltd. S.A.	1,161,048	5,410,020
Bank of Greece S.A.	74,025	3,318,355
Centric Multimedia S.A.	29,538	20,552
*Daios Plastics S.A.	16,350	147,628
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	207,001	224,627
*EFG Eurobank Ergasias	110,382	681,304
*Elastron S.A.	110,793	125,376
*Elbisco Holding S.A.	28,098	14,470
Elektrak S.A.	38,037	113,498
*Elektroniki Athinon S.A.	34,490	22,973
Ellaktor S.A.	522,735	2,424,716
*Emporiki Bank of Greece S.A.	5,563	15,217
*Etma Rayon S.A.	11,242	22,062
Euro Reliance General Insurance Co. S.A.	54,730	45,588
*Euromedica S.A.	67,698	166,684
EYDAP Athens Water Supply & Sewage Co. S.A.	77,620	522,242
F.G. Europe S.A.	4,536	3,804
Folli-Follie S.A.	32,922	800,177
*Forthnet S.A.	254,703	222,884
Fourlis Holdings S.A.	131,153	1,249,933
Frigoglass S.A.	89,562	1,209,540
GEK Terna S.A.	271,328	1,477,093
*Geniki Bank S.A.	31,074	114,562
*Halkor S.A.	226,556	204,761
*Hellenic Cables S.A.	65,236	105,679
*Hellenic Duty Free Shops S.A.	98,334	648,696
Hellenic Exchanges S.A.	204,708	1,622,680
Hellenic Petroleum S.A.	302,750	2,424,875
*Hellenic Sugar Industry S.A.	78,005	90,900

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
Heracles General Cement Co. S.A.	77,436	$506,596
Iaso S.A.	206,042	499,111
Inform P. Lykos S.A.	35,570	50,363
*Informatics S.A.	3,778	1,630
*Intracom Holdings S.A.	197,993	156,742
*Intracom Technical & Steel Constructions S.A.	86,337	92,574
Intralot SA-Integrated Lottery Systems & Services S.A.	297,518	1,300,853
*Ionian Hotel Enterprises S.A.	16,914	329,575
*Ipirotiki Software & Publications S.A.	22,110	59,699
*JUMBO S.A.	128,050	986,917
Karelia Tobacco Co., Inc. S.A.	5,787	494,010
*Kathimerini Publishing S.A.	47,170	328,343
*Lambrakis Press S.A.	115,149	120,122
*Lamda Development S.A.	905	5,037
*Lan-Net S.A.	12,688	21,191
*Lavipharm S.A.	96,324	71,073
Loulis Mills S.A.	41,702	92,866
Marfin Investment Group S.A.	1,665,622	1,875,632
Marfin Popular Bank Public Co., Ltd. S.A.	881,222	1,813,054
Metka S.A.	97,586	1,171,506
Michaniki S.A.	165,545	101,221
Motor Oil (Hellas) Corinth Refineries S.A.	141,859	1,556,995
*Mytilineos Holdings S.A.	324,571	1,987,291
*Neorion Holdings S.A.	17,993	17,530
*Pegasus Publishing S.A.	95,510	127,614
#*Piraeus Bank S.A.	1,030,246	5,350,415
*Piraeus Port Authority S.A.	17,752	301,125
*Promota Hellas S.A.	8,860	2,836
*Proton Bank S.A.	141,214	184,389
*Real Estate Development & Services S.A.	94,497	101,478
S&B Industrial Minerals S.A.	68,336	334,688
*Sanyo Hellas S.A.	23,637	5,063
Sarantis S.A.	74,884	394,478
*Selected Textile S.A.	87,690	39,182
*Sfakianakis S.A.	91,320	64,676
*Sidenor Steel Products Manufacturing Co. S.A.	3,844	13,606
*Spyroy Agricultural Products S.A.	61,348	48,716
*T Bank S.A.	228,007	113,944
*Technical Olympic S.A.	2,237	4,533
*Teletypos S.A. Mega Channel	77,669	345,256
Terna Energy S.A.	94,920	407,797
*Themeliodomi S.A.	37,422	19,271
Thessaloniki Port Authority S.A.	6,936	108,684
Thessaloniki Water Supply & Sewage Co S.A.	8,309	48,633
Thrace Plastics Co. S.A.	109,280	79,169
Titan Cement Co. S.A.	152,737	3,266,758
*TT Hellenic Postbank S.A.	695,353	3,721,670
*Varvaressos S.A.-European Spinning Mills	36,350	6,577
*Viohalco S.A.	409,999	2,317,209

TOTAL GREECE		57,410,789

IRELAND — (2.4%)
*Abbey P.L.C.	84,370	511,271
*Aer Lingus Group P.L.C.	725,316	1,159,600
*Allied Irish Banks P.L.C.	1,323,599	628,596
*Aminex P.L.C.	496,086	67,459
C&C Group P.L.C. (B010DT8)	399,607	1,838,264
C&C Group P.L.C. (B011Y09)	938,559	4,351,116
DCC P.L.C.	308,989	8,941,049
Donegal Creameries P.L.C.	26,085	152,579
*Dragon Oil P.L.C.	1,347,570	9,665,121

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Elan Corp. P.L.C.	74,754	$414,855
FBD Holdings P.L.C.	125,728	1,071,234
Fyffes P.L.C.	1,020,533	433,218
Glanbia P.L.C. (0066950)	700,613	3,337,143
Glanbia P.L.C. (4058629)	49,518	234,325
Grafton Group P.L.C.	342,327	1,461,391
Greencore Group P.L.C. (0386410)	615,927	933,067
*Greencore Group P.L.C. (5013832)	134,759	204,600
IFG Group P.L.C.	337,495	614,336
*Independent News & Media P.L.C. (B59HWB1)	282,831	242,482
*Independent News & Media P.L.C. (B5TR5N4)	318,060	274,280
Irish Continental Group P.L.C.	91,000	1,923,304
*Irish Life & Permanent Group Holdings P.L.C.	117,549	248,735
*Kenmare Resources P.L.C.	4,136,548	1,309,357
Kingspan Group P.L.C. (0492793)	351,640	2,943,347
Kingspan Group P.L.C. (4491235)	29,305	245,060
*McInerney Holdings P.L.C.	697,135	38,423
Paddy Power P.L.C.	180,573	7,291,136
*Providence Resources P.L.C.	62,580	178,743
*Smurfit Kappa Group P.L.C.	425,485	4,554,903
Total Produce P.L.C.	871,395	448,111
United Drug P.L.C. (3302480)	820,214	2,604,974
*United Drug P.L.C. (3335969)	2,500	7,930

TOTAL IRELAND		58,330,009

ISRAEL — (2.5%)
*Africa Israel Investments, Ltd.	141,264	986,198
*Alon Holdings Blue Square, Ltd.	44,917	408,169
*AL-ROV Israel, Ltd.	13,740	474,978
*Alvarion, Ltd.	175,598	455,116
*AudioCodes, Ltd.	103,436	491,740
*Avgol Industries 1953, Ltd.	35,000	23,140
*Biocell, Ltd.	19,162	276,263
*BioLine RX, Ltd.	535,468	508,415
*Clal Biotechnology Industries, Ltd.	146,663	810,958
Clal Industries & Investments, Ltd.	265,185	1,987,830
*Clal Insurance Enterprise Holdings, Ltd.	79,102	2,125,162
*Compugen, Ltd.	19,609	89,047
*Delek Automotive Systems, Ltd.	102,954	1,263,565
Delta-Galil Industries, Ltd.	6,589	54,665
*El Al Israel Airlines	262,749	97,596
*Elbit Medical Imaging, Ltd.	53,265	756,901
Electra (Israel), Ltd.	4,633	485,263
*Elron Electronic Industries, Ltd.	57,768	325,778
*Evogene, Ltd.	34,949	179,197
*EZchip Semiconductor, Ltd.	26,234	648,297
First International Bank Of Israel, Ltd.	95,487	1,345,678
*FMS Enterprises Migun, Ltd.	10,300	294,770
Formula Systems, Ltd.	27,112	382,313
*Frutarom Industries, Ltd.	150,986	1,509,261
*Fundtech, Ltd.	6,299	87,312
*Gilat Satellite Networks, Ltd.	27,147	145,411
*Given Imaging, Ltd.	16,590	294,038
*Golf & Co., Ltd.	52,551	358,681
Granite Hacarmel Investments, Ltd.	144,714	321,238
*Hadera Paper, Ltd.	8,920	765,383
Harel Insurance Investments & Finances, Ltd.	32,355	1,837,344
*Hot Telecommunications Systems, Ltd.	80,968	1,067,491
*Israel Discount Bank, Ltd.	594,075	1,205,300
*Israel Land Development Co., Ltd. (The)	4,737	57,304
*Ituran Location & Control, Ltd.	77,478	1,173,589

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Jerusalem Oil Exploration	19,608	$469,963
*Kamada, Ltd.	110,315	828,471
Maabarot Products, Ltd.	21,999	347,965
*Makhteshim-Agan Industries, Ltd.	650,561	3,282,549
*Matrix IT, Ltd.	101,398	539,931
*Mellanox Technologies, Ltd.	38,649	874,950
*Menorah Mivtachim Holdings, Ltd.	96,261	1,291,510
*Migdal Insurance & Financial Holding, Ltd.	934,324	1,940,403
Mizrahi Tefahot Bank, Ltd.	196,548	1,834,847
*Naphtha Israel Petroleum Corp., Ltd.	103,666	503,338
*Neto ME Holdings, Ltd.	5,411	260,006
NetVision, Ltd.	29,667	379,490
*NICE Systems, Ltd.	41,874	1,382,365
*NICE Systems, Ltd. Sponsored ADR	119,492	4,001,787
*Oil Refineries, Ltd.	3,060,156	1,818,592
*Orckit Communications, Ltd.	38,290	131,185
*Ormat Industries, Ltd.	280,242	2,223,750
Osem Investments, Ltd.	94,881	1,493,192
*Paz Oil Co., Ltd.	11,507	1,816,110
*Phoenix Holdings, Ltd. (The)	172,005	594,287
Plasson Industries, Ltd.	3,076	75,540
*RADVision, Ltd.	17,688	124,221
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	26,405	719,190
*Retalix, Ltd.	62,414	778,023
Scailex Corp, Ltd.	23,057	446,421
Shikun & Binui, Ltd.	737,677	1,796,867
*Space Communication, Ltd.	5,403	103,983
*Strauss Group, Ltd.	114,730	1,807,490
*Suny Electronic, Ltd.	27,923	315,264
Super-Sol, Ltd. Series B	348,812	2,140,099
*Tower Semiconductor, Ltd.	1,261,189	1,725,928
*Union Bank of Israel, Ltd.	103,064	496,847

TOTAL ISRAEL		59,837,955

ITALY — (7.4%)
#*A.S. Roma SpA	293,436	502,379
#*ACEA SpA	237,397	2,832,556
Acegas-APS SpA	110,973	649,076
*Acotel Group SpA	810	48,000
Actelios SpA	58,406	180,076
*Aedes SpA	1,017,693	298,119
Aeroporto de Firenze SpA	17,399	288,426
#Alerion Cleanpower SpA	546,906	399,927
Amplifon SpA	169,528	913,568
Ansaldo STS SpA	209,641	2,891,935
#*Arnoldo Mondadori Editore SpA	361,989	1,277,132
Ascopiave SpA	24,029	55,324
Astaldi SpA	216,415	1,594,341
*Autogrill SpA	274,792	3,664,922
Azimut Holding SpA	431,543	4,401,272
Banca Finnat Euramerica SpA	685,945	494,025
#Banca Generali SpA	101,336	1,313,217
Banca Ifis SpA	96,129	714,431
*Banca Intermobiliare SpA	58,955	343,276
#Banca Piccolo Credito Valtellinese Scarl	633,240	3,212,252
#Banca Popolare dell’Emilia Romagna Scrl	312,328	3,858,625
*Banca Popolare dell’Etruria e del Lazio Scarl	51,573	239,220
Banca Popolare di Milano Scarl	1,092,906	5,109,912
#*Banca Popolare di Sondrio Scarl	657,187	6,213,903
*Banca Profilo SpA	373,887	246,501
Banco di Desio e della Brianza SpA	232,296	1,333,589

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
BasicNet SpA	90,945	$364,431
#Beghelli SpA	427,981	379,011
Benetton Group SpA	209,290	1,700,792
#*Biesse SpA	54,004	408,867
*Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	454,012
Brembo SpA	155,005	1,702,904
*Brioschi Sviluppo Immobiliare SpA	135,663	30,772
#Bulgari SpA	410,278	4,393,986
*Buongiorno SpA	369,672	615,668
#Buzzi Unicem SpA	201,739	2,320,830
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,257,013
*Cairo Communication SpA	2,303	8,650
Caltagirone Editore SpA	6,045	14,733
Caltagirone SpA	246,310	669,688
*Cam Finanziaria SpA	36,527	21,558
#*Carraro SpA	113,633	443,709
Cembre SpA	40,330	306,693
Cementir Holding SpA	277,058	963,636
Class Editore SpA	165,655	112,727
Credito Artigiano SpA	361,183	668,317
Credito Bergamasco SpA	130,539	3,911,012
Credito Emiliano SpA	239,017	1,699,533
CSP International Fashion Group SpA	13,481	23,457
*Dada SpA	6,181	46,898
#*d’Amico International Shipping SA	126,574	191,096
Danieli & Co. SpA	54,740	1,444,520
*Datalogic SpA	6,397	47,150
Davide Campari - Milano SpA	914,018	5,797,156
De Longhi SpA	305,654	1,766,138
*DeA Capital SpA	95,232	173,669
DiaSorin SpA	45,014	1,849,095
*Digital Multimedia Technologies SpA	28,443	553,786
#*EEMS Italia SpA	90,607	186,608
*Elica SpA	44,844	94,258
Emak SpA	57,399	355,766
Engineering Ingegneria Informatica SpA	5,313	160,592
#*ERG Renew SpA	191,121	222,548
#ERG SpA	209,772	2,897,579
#*ErgyCapital SpA	5,992	4,205
Esprinet SpA	98,188	976,853
#*Eurotech SpA	72,555	231,393
#*Fastweb SpA	42,134	1,054,013
#*Fiera Milano SpA	37,863	255,807
#Fondiaria - SAI SpA	172,525	2,050,131
Gas Plus SpA	975	6,372
*Gefran SpA	31,849	162,880
*Gemina SpA	1,579,114	1,268,076
#Geox SpA	202,270	1,217,236
#GranitiFiandre SpA	79,737	350,394
*Gruppo Ceramiche Ricchetti SpA	127,131	47,295
*Gruppo Coin SpA	92,474	972,539
#*Gruppo Editoriale L’Espresso SpA	639,121	1,697,801
Hera SpA	1,720,734	3,641,881
*I Grandi Viaggi SpA	98,547	114,544
#Immsi SpA	696,806	853,715
#*Impregilo SpA	1,180,326	3,786,315
#Indesit Co. SpA	177,464	2,194,312
Industria Macchine Automatiche SpA	58,626	1,239,563
Industria Romagnola Conduttori Elettrici SpA	43,452	84,635
*Intek SpA	247,971	143,968
#*Interpump Group SpA	241,525	1,575,265

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
Iren SpA	1,381,922	$2,428,639
*Isagro SpA	10,591	45,227
#Italcementi SpA	196,458	1,656,910
Italmobiliare SpA	23,493	831,799
#*Kerself SpA	17,741	78,330
*KME Group SpA	476,414	220,763
#Landi Renzo SpA	203,171	983,314
#Lottomatica SpA	164,158	2,740,532
Maire Tecnimont SpA	575,375	2,488,442
#*Marcolin SpA	57,928	279,748
#*Mariella Burani SpA	32,721	114,878
Marr SpA	127,201	1,381,753
#Mediolanum SpA	592,750	2,786,166
Milano Assicurazioni SpA	850,055	1,838,383
*Monrif SpA	315,834	183,303
*Montefibre SpA	172,887	37,108
Nice SpA	21,188	82,892
*Pagnossin SpA	9,000	—
*PanariaGroup Industrie Ceramiche SpA	42,000	94,798
#Piaggio & C. SpA	353,619	1,289,628
*Pininfarina SpA	82,321	383,742
#Pirelli & Co. SpA	782,291	6,684,015
#*Prelios SpA	2,108,288	1,238,234
#*Premafin Finanziaria SpA	961,257	1,437,612
Prysmian SpA	542,696	10,518,765
Recordati SpA	390,377	3,845,733
Reply SpA	4,020	95,942
*Retelit SpA	15,691	7,882
*Richard-Ginori 1735 SpA	140,800	10,013
Sabaf SpA	22,649	724,450
#*SAES Getters SpA	30,068	293,269
#*Safilo Group SpA	108,207	1,707,449
#*Saras SpA	1,207,744	2,673,136
Screen Service Broadcasting Technologies SpA	152,715	132,767
#*Seat Pagine Gialle SpA	2,988,837	546,013
#*Snai SpA	178,681	709,324
Societa Iniziative Autostradali e Servizi SpA	195,451	1,849,232
#Societe Cattolica di Assicurazoni Scrl SpA	166,478	4,529,945
*Sogefi SpA	173,096	599,583
Sol SpA	166,511	1,100,403
*Sorin SpA	1,079,611	2,624,576
*Stefanel SpA	112,528	108,352
#*Telecom Italia Media SpA	272,520	103,818
#*Tiscali SpA	3,437,478	509,821
Tod’s SpA	45,421	4,406,446
#Trevi Finanziaria SpA	132,607	1,762,750
*Uni Land SpA	51,835	39,585
Unipol Gruppo Finanziario SpA	2,008,552	1,579,180
Vianini Industria SpA	59,070	110,058
Vianini Lavori SpA	175,180	976,367
*Vincenzo Zucchi SpA	11,754	8,615
Vittoria Assicurazioni SpA	121,346	619,837
Zignago Vetro SpA	11,414	76,087

TOTAL ITALY		178,839,669

NETHERLANDS — (4.9%)
Aalberts Industries NV	355,012	6,511,800
Accell Group NV	36,396	1,873,173
*AFC Ajax NV	18,134	162,494
*AMG Advanced Metallurgical Group NV	51,742	480,637
Amsterdam Commodities NV	58,056	769,648

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Arcadis NV	182,658	$4,076,013
#*ASM International NV	196,173	5,010,318
*Atag Group NV	4,630	1,869
Batenburg Beheer NV	10,306	281,139
#*BE Semiconductor Industries NV	38,765	231,032
Beter Bed Holding NV	67,391	1,799,049
BinckBank NV	110,874	1,962,570
Brunel International NV	49,814	1,530,597
Crown Van Gelder NV	18,307	182,491
*Crucell NV	230,971	7,476,179
#*Crucell NV ADR	45,768	1,483,341
*CSM NV	205,019	6,496,219
DOCdata NV	22,463	275,080
*Draka Holding NV	86,217	1,838,493
Exact Holding NV	58,417	1,638,394
Fornix Biosciences NV	29,890	96,523
*Gamma Holding NV	3,628	110,013
Grontmij NV	74,782	1,594,936
*Heijmans NV	14,493	273,503
Hunter Douglas NV	214	10,727
#Imtech NV	249,209	8,372,256
#*InnoConcepts NV	237,971	62,625
#*Kardan NV	43,112	246,293
KAS Bank NV	47,193	825,667
*Kendrion NV	39,829	623,955
Koninklijke Bam Groep NV	786,435	5,326,989
Koninklijke Ten Cate NV	98,297	3,245,180
Koninklijke Vopak NV	15,145	757,696
#*Koninklijke Wessanen NV	175,479	660,726
#*LBi International NV	136,637	275,750
#Macintosh Retail Group NV	45,811	1,044,808
Mediq NV	208,313	3,988,269
Nederlandsche Apparatenfabriek NV	28,810	802,230
Nutreco NV	136,273	9,927,338
*Ordina NV	150,761	657,515
*Punch Graphix NV	49,509	223,213
*Qurius NV	335,655	129,116
#*Roto Smeets Group NV	12,418	237,893
Royal Reesink NV	1,784	177,648
SBM Offshore NV	556,537	11,359,298
Sligro Food Group NV	92,887	3,045,320
*SNS Reaal Groep NV	453,703	2,100,193
*Stern Groep NV	1,258	33,841
Telegraaf Media Groep NV	163,704	3,167,880
*Textielgroep Twenthe NV	1,000	3,480
TKH Group NV	101,503	2,530,344
#*TomTom NV	478,473	4,202,297
Unit 4 NV	74,403	2,231,559
*USG People NV	203,344	3,778,523
#*Wavin NV	119,108	1,646,870

TOTAL NETHERLANDS		117,851,010

NORWAY — (2.9%)
ABG Sundal Collier Holding ASA	200,306	250,622
#*Acta Holding ASA	465,022	227,297
#*Aker ASA	6,773	139,006
*Aktiv Kapital ASA	78,617	581,503
Arendals Fosse Kompani ASA	100	27,808
Atea ASA	222,782	1,884,550
#Austevoll Seafood ASA	83,693	610,676
#*Blom ASA	80,567	50,018

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Bonheur ASA	50,200	$1,244,872
#*BW Offshore, Ltd. ASA	709,991	1,540,900
#*BWG Homes ASA	66,520	254,330
*Camillo Eitze & Co. ASA	58,200	94,976
Cermaq ASA	222,505	2,829,558
#*Copeinca ASA	54,030	497,372
#*Deep Sea Supply P.L.C.	307,190	574,334
#*Det Norske Oljeselskap ASA	53,277	227,597
#*DNO International ASA	3,050,200	4,800,121
#*Dockwise, Ltd. ASA	17,255	438,928
*DOF ASA	119,493	900,594
#*EDB ErgoGroup ASA	164,034	500,915
#*Eitzen Chemical ASA	527,035	108,385
#Ekornes ASA	109,590	2,842,012
*Electromagnetic GeoServices ASA	208,954	329,385
*Eltek ASA	205,379	94,357
#Farstad Shipping ASA	59,440	1,506,387
Ganger Rolf ASA	54,510	1,276,050
*Golar LNG Energy, Ltd. ASA	2,424	4,346
Golar LNG, Ltd. ASA	16,969	226,007
#Golden Ocean Group, Ltd. ASA	863,548	1,253,745
Grieg Seafood ASA	77,889	227,519
#*Havila Shipping ASA	22,400	216,426
#*Kongsberg Automotive Holding ASA	1,418,094	1,067,440
Kongsberg Gruppen ASA	94,763	1,973,314
*Kverneland ASA	258,080	176,149
#Leroy Seafood Group ASA	27,442	726,758
#Nordic Semiconductor ASA	537,446	1,833,615
#*Norse Energy Corp. ASA	1,425,846	323,607
*Norske Skogindustrier ASA Series A	331,283	676,664
#*Norwegian Air Shuttle ASA	56,541	868,178
*Norwegian Energy Co. ASA	534,763	1,565,322
*Odfjell ASA Series A	92,300	555,980
Olav Thon Eiendomsselskap ASA	12,960	1,737,665
#Opera Software ASA	280,421	1,362,201
#*Panoro Energy ASA	122,537	113,819
*PCI Biotech AS	3,357	21,970
#*Petrolia Drilling ASA	728,610	188,582
#Photocure ASA	33,562	256,224
#*Pronova BioPharma ASA	406,796	681,394
Prosafe ASA	567,470	3,742,396
#*Q-Free ASA	80,000	244,322
Salmar ASA	5,309	52,629
Scana Industrier ASA	299,618	321,402
*Seabird Exploration, Ltd. ASA	106,000	50,882
*Sevan Marine ASA	2,385,768	3,222,249
#*Siem Offshore, Inc. ASA	149,462	238,705
Solstad Offshore ASA	57,000	1,029,381
*Songa Offshore SE	487,407	2,244,972
SpareBanken 1 SMN	221,027	2,001,473
*Subsea 7, Inc. ASA	84,896	1,789,793
#TGS Nopec Geophysical Co. ASA	404,241	7,005,340
Tomra Systems ASA	587,328	3,578,991
#*TTS Marine ASA	41,000	61,121
Veidekke ASA	310,230	2,571,148
Wilh Wilhelmsen Holding ASA	60,550	1,311,187

TOTAL NORWAY		69,355,469

PORTUGAL — (0.9%)
#*Altri SGPS SA	119,537	657,956
#Banco BPI SA	885,923	1,964,107

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
Banif SGPS SA	422,821	$623,718
*Corticeira Amorim SGPS SA	223,729	329,958
Finibanco Holdings SGPS SA	291,186	786,494
Ibersol SGPS SA	20,401	232,879
#*Impresa SGPS SA	369,303	761,550
#*Investimentos Participacoes e Gestao SA	319,480	191,420
#Mota-Engil SGPS SA	341,524	1,020,697
Novabase SGPS SA	65,729	305,426
*ParaRede SGPS SA	94,525	64,451
Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,686,281
Redes Energeticas Nacionais SA	389,775	1,463,190
*Sag Gest—Solucoes Automovel Globais SGPS SA	251,556	265,259
Sociedade de Investimento e Gestao SGPS SA	256,388	3,030,508
*Sonae Capital SGPS SA	13,627	8,778
*Sonae Industria SGPS SA	264,159	815,710
#Sonae SGPS SA	2,142,715	2,541,746
*Sonaecom SGPS SA	453,482	1,025,463
*Sumol + Compal SA	67,967	109,294
Teixeira Duarte SA	734,737	1,012,387
Toyota Caetano Portugal SA	53,308	274,520
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	413,096	2,205,535

TOTAL PORTUGAL		22,377,327

SPAIN — (5.2%)
#Abengoa SA	138,479	3,837,222
Adolfo Dominguez SA	20,351	271,180
Almirall SA	147,491	1,398,468
*Amper SA	88,114	482,195
Antena 3 de Television SA	256,811	2,631,114
*Azkoyen SA	70,532	235,177
#*Banco de Valencia SA	343,509	1,938,891
Banco Guipuzcoano SA	339,914	1,865,203
#Banco Pastor SA	300,653	1,469,689
#Bankinter SA	504,285	3,364,030
*Baron de Ley SA	13,910	863,740
#Bolsas y Mercados Espanoles SA	198,085	5,405,039
Caja de Ahorros del Mediterraneo SA	72,359	739,832
Campofrio Food Group SA	95,179	974,808
#Cementos Portland Valderrivas SA	42,135	865,615
*Cie Automotive SA	20,734	112,272
*Codere SA	46,336	515,415
Compania Vinicola del Norte de Espana SA	16,119	325,015
Construcciones y Auxiliar de Ferrocarriles SA	7,518	4,240,233
#*Corporacion Dermoestetica SA	30,628	82,576
Dinamia SA	14,882	180,674
#Duro Felguera SA	276,209	2,372,345
Ebro Foods SA	312,280	6,867,586
Elecnor SA	198,254	2,758,626
#*Ercros SA	226,105	257,431
#Faes Farma SA	524,403	2,178,970
#Fluidra SA	36,768	131,934
#*Gamesa Corp Tecnologica SA	651,029	4,534,611
#*General de Alquiler de Maquinaria SA	32,241	87,053
#*Gestevision Telec, Inc. SA	328,012	4,185,699
#Grifols SA	354,910	5,753,292
Grupo Catalana Occidente SA	162,080	3,381,219
*Grupo Empresarial Ence SA	528,684	1,926,877
#*Grupo Ezentis SA	867,482	702,852
*Grupo Tavex SA	244,131	160,841
*Iberia Lineas Aereas de Espana SA	1,381,661	6,069,228
Iberpapel Gestion SA	25,850	497,649

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Indra Sistemas SA	308,241	$6,039,885
Inmobiliaria del Sur SA	2,902	58,466
#*Jazztel P.L.C.	686,205	3,154,846
*La Seda de Barcelona SA	10,928,289	1,064,521
Laboratorios Farmaceuticos Rovi SA	18,975	142,605
Miquel y Costas & Miquel SA	26,111	744,702
#*Natra SA	109,456	318,968
*Natraceutical SA	645,689	342,588
#*NH Hoteles SA	421,083	2,211,091
*Nicolas Correa SA	26,994	53,485
*NYESA Valores Corp SA	6,960	19,984
#Obrascon Huarte Lain SA	134,539	4,405,726
#*Papeles y Cartones de Europa SA	209,482	1,123,392
#Pescanova SA	36,768	1,199,474
#Prim SA	39,424	317,399
#*Promotora de Informaciones SA	303,496	784,994
Prosegur Cia de Seguridad SA	87,574	5,242,523
*Realia Business SA	177,306	373,825
*Renta Corp Real Estate SA	20,828	49,743
#*Reyal Urbis SA.	24,393	54,659
#*Sacyr Vallehermoso SA	38,212	250,941
*Service Point Solutions SA	553,372	416,512
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	352,774
#Sol Melia SA	206,682	2,061,799
Solaria Energia y Medio Ambiente SA	59,008	128,806
#*SOS Corp Alimentaria SA	294,272	647,442
#Tecnicas Reunidas SA	77,864	4,843,975
#Telecomunicaciones y Energia SA	146,125	518,523
#*Tubacex SA	427,191	1,501,225
*Tubos Reunidos SA	416,951	1,116,415
Unipapel SA	47,385	725,513
#*Vertice Trescientos Sesenta Grados SA	57,183	17,056
Vidrala SA	64,706	1,906,255
Viscofan SA	183,430	6,390,899
#*Vocento SA	196,477	1,010,799
*Vueling Airlines SA	7,307	102,352
#*Zeltia SA	637,268	2,855,189

TOTAL SPAIN		126,213,952

SWEDEN — (6.3%)
Aarhuskarlshamn AB	70,114	1,651,679
#Acando AB	160,086	274,379
#*Active Biotech AB	104,812	1,823,788
#Addtech AB Series B	59,000	1,381,730
AF AB	94,400	1,644,219
#*Anoto Group AB	43,594	25,144
Aros Quality Group AB	41,400	329,252
Atrium Ljungberg AB Series B	15,200	180,986
Avanza Bank Holding AB	49,711	1,635,660
Axfood AB	89,350	3,134,659
#Axis Communications AB	174,894	2,751,145
B&B Tools AB	77,850	1,177,524
#*BE Group AB	124,598	755,802
Beiger Electronics AB	14,700	377,879
Beijer Alma AB	57,200	1,180,632
*Bergs Timber AB Series B	17,000	62,271
*Betsson AB	75,474	1,167,898
Bilia AB Series A	113,425	2,021,797
Billerud AB	326,600	2,628,508
*BioGaia AB Series B	38,000	523,352
*BioInvent International AB	110,696	431,783

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Biotage AB	141,240	$149,078
#Bjoern Borg AB	45,200	412,043
Bong Ljungdahl AB	24,800	104,126
*Boras Waefveri AB Series B	6,564	1,306
*Bure Equity AB	236,901	1,156,187
#Cantena AB	56,762	1,187,800
Cardo AB	61,615	2,377,419
Castellum AB	408,700	5,354,847
#Clas Ohlson AB Series B	87,068	1,494,346
*Cloetta AB	55,296	320,180
Concordia Maritime AB Series B	70,300	203,466
*Connecta AB	3,210	36,804
Consilium AB Series B	16,994	61,189
*CyberCom Group AB	3,506	12,239
#*Diamyd Medical AB	45,279	906,162
*DORO AB	26,023	98,138
Duni AB	54,964	523,881
*East Capital Explorer AB	51,309	568,315
#Elekta AB Series B	302,500	11,441,870
Enea AB	56,200	392,431
#*Eniro AB	275,520	178,660
#Fabege AB	391,400	4,094,341
Fagerhult AB	16,800	353,909
Fenix Outdoor AB	1,090	26,815
G & L Beijer AB Series B	27,400	950,400
*Gunnebo AB	120,231	773,569
#Hakon Invest AB	129,449	2,377,665
*Haldex AB	81,125	971,046
Heba Fastighets AB Series B	43,500	427,006
#Hexagon AB	8,630	175,606
Hexpol AB	32,737	656,154
*HIQ International AB	123,289	642,508
*HMS Networks AB	2,195	34,176
Hoganas AB Series B	85,800	3,021,022
Holmen AB	77,242	2,452,007
#HQ AB	19,037	20,225
*Industrial & Financial Systems AB Series B	50,260	714,919
Indutrade AB	18,804	563,225
Intrum Justitia AB	188,754	2,603,154
JM AB	267,473	5,806,257
#KappAhl AB	160,543	1,441,957
#*Karo Bio AB	324,071	201,419
Klovern AB	294,976	1,337,532
#KNOW IT AB	26,153	256,354
Kungsleden AB	412,300	3,267,928
Lagercrantz Group AB Series B	64,300	406,846
Lammhults Design Group AB	19,547	121,560
*LBi International NV	12,288	24,872
Lennart Wallenstam Byggnads AB Series B	120,400	3,067,261
*Lindab International AB	63,558	903,475
*Loomis AB	163,057	2,043,690
*Lundin Petroleum AB	699,240	6,622,573
Meda AB Series A	581,240	4,779,855
*Medivir AB	57,404	1,065,042
Mekonomen AB	47,480	1,497,855
*Micronic Mydata AB	62,658	114,428
*Midelfart Sonesson AB Series B	1,733	3,636
#Munters AB	181,900	2,091,237
NCC AB Series B	230,705	4,922,623
*Net Entertainment NE AB	8,935	97,277
#*Net Insight AB	1,012,579	601,059

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
New Wave Group AB Series B	92,632	$595,628
NIBE Industrier AB	192,620	2,372,474
Niscayah Group AB	471,315	812,632
#*Nobia AB	423,989	3,305,707
Nolato AB Series B	66,440	849,121
*Nordnet AB	105,236	366,423
OEM International AB Series B	44,400	335,404
#*Opcon AB	11,134	31,579
#*ORC Software AB	58,850	988,454
#*Orexo AB	45,227	286,502
*PA Resources AB	705,123	564,535
#*Partnertech AB	28,800	103,022
#Peab AB Series B	447,174	3,564,183
Poolia AB Series B	33,150	173,906
*Pricer AB	1,711,500	197,262
ProAct IT Group AB	29,000	438,704
*Proffice AB	215,400	834,562
*Profilgruppen AB	13,582	106,868
#Q-Med AB	154,800	1,274,737
RaySearch Laboratories AB	45,598	259,018
*Rederi AB Transatlantic	93,000	371,253
*Rezidor Hotel Group AB	213,587	1,229,720
*rnb Retail & Brands AB	250,484	286,989
Saab AB	86,569	1,354,470
#*SAS AB	258,449	981,539
*Scribona AB Series B	226,140	385,797
#*Seco Tools AB	58,163	855,243
*Sectra AB	15,998	74,007
#*Semcon AB	39,900	173,546
Sigma AB Series B	25,800	20,870
#*Sintercast AB	11,800	90,568
Skistar AB	92,100	1,834,214
*Studsvik AB	21,900	224,060
Sweco AB	183,300	1,565,035
#*Swedish Orphan Biovitrum AB	314,444	1,889,298
#*TradeDoubler AB	28,124	133,583
Trelleborg AB Series B	878,565	8,280,093
Uniflex AB Series B	3,630	91,862
VBG AB Series B	1,084	16,689
Vitrolife AB	41,500	215,243
Wihlborgs Fastigheter AB	63,858	1,796,195

TOTAL SWEDEN		153,004,052

SWITZERLAND — (13.0%)
Acino Holding AG	8,398	745,401
*Addex Pharmaceuticals, Ltd.	1,491	16,472
Advanced Digital Broadcast Holdings SA	730	20,726
*Affichage Holding SA	5,703	793,136
*AFG Arbonia-Forster Holding AG	32,169	768,980
Allreal Holding AG	27,146	3,743,175
Also Holding AG	16,195	904,500
Aryzta AG	289,080	12,810,535
*Ascom Holding AG	160,822	2,133,741
#Bachem Holdings AG	24,136	1,374,552
Bank Coop AG	31,292	2,147,303
Bank Sarasin & Cie AG Series B	175,095	6,407,423
Banque Cantonale de Geneve SA	4,021	882,200
Banque Cantonale du Jura SA	4,500	273,945
#Banque Cantonale Vaudoise AG	8,999	4,374,159
Banque Privee Edmond de Rothschild SA	157	3,780,074
Barry Callebaut AG	5,651	4,555,417

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Basellandschaftliche Kantonalbank AG	582	$745,198
*Basilea Pharmaceutica AG	6,293	441,456
Basler Kantonalbank AG	3,114	449,937
Belimo Holdings AG	1,830	3,152,432
Bell Holding AG	47	77,038
Bellevue Group AG	26,737	819,484
Berner Kantonalbank AG	23,122	5,615,550
BKW FMB Energie AG	13,618	928,031
*Bobst Group AG	35,619	1,594,823
Bossard Holding AG	8,386	893,918
Bucher Industries AG	31,723	4,871,912
Burckhardt Compression Holding AG	5,193	1,235,857
Calida Holding AG	396	205,226
Carlo Gavazzi Holding AG	1,065	184,098
Centralschweizerische Kraftwerke AG	133	44,576
Cham Paper Holding AG	490	104,436
*Charles Voegele Holding AG	29,686	1,570,086
*Cicor Technologies, Ltd.	489	17,106
*Cie Financiere Tradition SA	5,758	631,688
*Clariant AG	877,755	14,844,717
Coltene Holding AG	12,876	725,144
Conzzeta AG	1,348	2,463,949
*Cytos Biotechnology AG	3,034	43,758
Daetwyler Holding AG	26,077	1,935,043
Datacolor AG	458	155,902
*Dufry AG	54,547	6,347,199
Edipresse SA	1,527	414,317
#EFG International AG	155,388	1,912,439
#EGL AG	3,062	2,093,017
*ELMA Electronic AG	472	205,401
Emmi AG	13,244	2,204,955
EMS-Chemie Holding AG	26,344	4,096,153
Energiedienst Holding AG	71,249	3,685,594
*Feintol International Holding AG	1,601	536,642
Flughafen Zuerich AG	13,157	4,850,728
Forbo Holding AG	6,003	3,233,262
#Galenica Holding AG	17,786	8,595,752
*GAM Holding AG	664,563	10,499,380
*George Fisher AG	14,433	6,184,801
Gurit Holding AG	1,288	703,189
Helvetia Holding AG	16,812	5,921,704
Implenia AG	48,298	1,450,928
*Interroll-Holding AG	2,404	831,840
Intershop Holding AG	3,345	1,017,281
Kaba Holding AG	11,299	3,789,509
*Kardex AG	17,464	492,322
*Komax Holding AG	9,262	860,714
Kudelski SA	107,664	2,753,742
Kuoni Reisen Holding AG	12,526	5,372,434
*LEM Holding SA	3,546	1,562,190
Liechtensteinische Landesbank AG	3,094	209,857
#*LifeWatch AG	55,532	593,249
#*Logitech International SA	590,988	11,204,264
*Lonza Group AG	22,188	1,942,398
Luzerner Kantonalbank AG	17,399	5,536,312
Metall Zug AG	211	663,860
*Meyer Burger Technology AG	111,976	3,560,463
*Micronas Semiconductor Holding AG	95,471	854,436
Mobilezone Holding AG	112,258	1,196,170
Mobimo Holding AG	6,827	1,308,343
Nobel Biocare Holding AG	439,153	7,260,518

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*OC Oerlikon Corp. AG	288,012	$1,505,969
Orascom Development Holding AG	2,311	140,274
Orell Fuessli Holding AG	4,930	717,139
*Panalpina Welttransport Holding AG	41,551	5,190,280
*Parco Industriale e Immobiliare SA	600	2,134
Partners Group Holding AG	25,837	4,726,679
Petroplus Holdings AG	276,230	3,263,087
Phoenix Mecano AG	2,953	1,919,809
PSP Swiss Property AG	141,111	10,844,983
*PubliGroupe SA	891	87,501
#*Rieters Holdings AG	15,236	4,411,226
#Romande Energie Holding SA	2,714	4,231,677
*Schaffner Holding AG	1,830	405,914
#*Schmolz + Bickenbach AG	5,152	95,518
#Schulthess Group AG	14,148	538,033
Schweiter Technologies AG	4,006	2,720,018
Schweizerische National-Versicherungs-Gesellschaft AG	40,290	1,305,891
*Siegfried Holding AG	8,312	801,716
Sika AG	2,097	4,158,171
Societa Elettrica Sopracenerina SA	2,340	555,481
#St. Galler Kantonalbank AG	9,259	4,357,585
Straumann Holding AG	14,121	2,956,235
Sulzer AG	76,216	9,279,827
Swiss Life Holding AG	66,645	8,155,630
Swisslog Holding AG	775,803	693,197
*Swissmetal Holding AG	13,504	105,417
Swissquote Group Holding SA	40,025	1,894,367
Tamedia AG	14,878	1,600,435
Tecan Group AG	39,557	2,753,269
#*Temenos Group AG	198,827	6,664,445
*Tornos SA	38,028	437,004
*U-Blox AG	728	39,196
Valartis Group AG	936	22,714
#Valiant Holding AG	45,484	7,107,562
Valora Holding AG	11,488	3,034,250
Vaudoise Assurances Holding SA	3,163	734,889
#Verwaltungs und Privat-Bank AG	5,142	558,347
Villars Holding SA	150	80,407
#Von Roll Holding AG	82,018	434,836
#Vontobel Holdings AG	102,548	3,539,837
VZ Holding AG	266	28,245
Walliser Kantonalbank AG	1,416	997,072
Winterthur Technologie AG	515	26,095
WMH Walter Meier Holding AG	4,738	832,737
#Ypsomed Holdings AG	5,531	306,363
Zehnder Group AG	764	1,560,211
#*Zueblin Immobilien Holding AG	76,620	288,033
Zuger Kantonalbank AG	611	3,141,385

TOTAL SWITZERLAND		312,679,557

TOTAL COMMON STOCKS		2,064,626,190

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*EVN AG Rights 11/12/10	48,671	2,777

BELGIUM — (0.0%)
*Agfa-Gevaert NV STRIP VVPR	122,951	—
*Deceuninck NV STRIP VVPR	247,412	1,033
*RealDolmen NV STRIP VVPR	6,067	17
*SAPEC SA STRIP VVPR	75	84

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
*Zenitel NV STRIP VVPR	8,654	$24

TOTAL BELGIUM		1,158

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	62,985	3,051
*KME Group SpA Warrants 12/30/11	197,550	6,076
*Tiscali SpA Warrants 12/15/14	3,437,478	11,961

TOTAL ITALY		21,088

TOTAL RIGHTS/WARRANTS		25,023

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $8,480,000 FNMA 5.50%, 12/01/38, valued at $4,364,113) to be repurchased at $4,298,068	$4,298	4,298,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§@DFA Short Term Investment Fund	339,465,423	339,465,423
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $5,121,648)## to be repurchased at $5,021,316	$5,021	5,021,224

TOTAL SECURITIES LENDING COLLATERAL		344,486,647

TOTAL INVESTMENTS — (100.0%) (Cost $2,089,127,748)		$2,413,435,860

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (79.4%)
Consumer Discretionary — (8.3%)
*AlarmForce Industries, Inc.	4,310	$31,694
Astral Media, Inc. Class A	186,347	7,472,882
*Azure Dynamics Corp.	439,923	125,088
#*Ballard Power Systems, Inc.	376,152	674,927
BMTC Group, Inc.	10,443	239,701
#*Coastal Contacts, Inc.	204,045	314,100
Cogeco Cable, Inc.	62,961	2,407,568
*Cogeco, Inc.	1,001	32,781
Corus Entertainment, Inc. Class B	278,300	6,008,595
*Dollarama, Inc.	26,800	706,328
Dorel Industries, Inc. Class B	107,500	3,623,738
easyhome, Ltd.	3,600	32,297
Forzani Group, Ltd. Class A	130,900	1,958,559
*Glacier Media, Inc.	137,300	316,359
Glentel, Inc.	22,000	485,342
#*Great Canadian Gaming Corp.	286,100	2,263,778
#Groupe Aeroplan, Inc.	593,776	7,219,161
#*Imax Corp.	270,137	5,861,488
Indigo Books & Music, Inc.	100	1,501
#Le Chateau, Inc. Class A	79,200	970,683
Leon’s Furniture, Ltd.	133,912	1,798,798
Linamar Corp.	179,780	3,960,836
#*Martinrea International, Inc.	240,610	2,028,871
#MDC Partners, Inc.	71,000	987,832
#*MEGA Brands, Inc.	470,100	267,338
#Quebecor, Inc. Class B	159,493	5,753,258
Reitmans Canada, Ltd.	7,468	133,778
Reitmans Canada, Ltd. Class A	193,400	3,712,886
*RONA, Inc.	442,375	5,638,666
Sears Canada, Inc.	10,108	193,260
#Torstar Corp. Class B	204,377	2,581,014
TVA Group, Inc. Class B	7,000	87,577
Uni-Select, Inc.	56,056	1,461,446

Total Consumer Discretionary		69,352,130

Consumer Staples — (2.0%)
#Alliance Grain Traders, Inc.	38,780	1,203,439
*Atrium Innovations, Inc.	145,836	2,123,409
#*BioExx Specialty Proteins, Ltd.	186,617	466,588
Canada Bread Co., Ltd.	14,021	603,512
#*Coolbrands International, Inc.	10,430	41,826
Corby Distilleries, Ltd.	60,932	955,890
*Cott Corp.	486,800	4,004,561
*GLG Life Tech Corp.	20,670	179,360
#Jean Coutu Group (PJC), Inc. Class A (The)	286,261	2,573,795
Maple Leaf Foods, Inc.	254,000	3,080,675
Premium Brands Holdings Corp.	33,805	472,322
*SunOpta, Inc.	187,529	1,230,090
*Sun-Rype Products, Ltd.	100	858

Total Consumer Staples		16,936,325

Energy — (14.2%)
*Advantage Oil & Gas, Ltd.	558,431	3,460,422
Akita Drilling, Ltd.	42,000	366,507
*AltaGas, Ltd.	5,683	113,504
*Alter Nrg Corp.	14,390	28,218
*Anderson Energy, Ltd.	482,579	515,748
*Angle Energy, Inc.	182,566	1,364,009

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
#*Antrim Energy, Inc.	487,500	$511,447
*Arsenal Energy, Inc.	388,950	331,784
#*Bankers Petroleum, Ltd.	759,182	5,322,239
*Bellatrix Exploration, Ltd.	273,540	984,304
#*Birchcliff Energy, Ltd.	336,400	2,816,802
#*BlackPearl Resources, Inc.	872,869	3,680,103
#Bonterra Energy Corp.	14,002	594,869
Calfrac Well Services, Ltd.	107,264	2,696,587
*Calmena Energy Services, Inc.	79,771	51,622
*Calvalley Petroleum, Inc.	302,339	1,191,688
#Canadian Energy Services & Technology Corp.	33,361	676,117
*Canyon Services Group, Inc.	58,402	475,279
*CE Franklin, Ltd.	20,400	137,213
*Celtic Exploration, Ltd.	245,200	2,952,305
*Cequence Energy, Ltd.	35,096	61,252
*Chinook Energy, Inc.	92,783	161,931
*CIC Energy Corp.	31,465	183,564
*Cinch Energy Corp.	131,081	154,228
*Compton Petroleum Corp.	779,146	378,152
*Connacher Oil & Gas, Ltd.	1,371,226	1,559,586
*Corridor Resources, Inc.	348,780	2,294,650
*Crew Energy, Inc.	268,096	5,183,698
*Crocotta Energy, Inc.	49,690	72,106
#Daylight Energy, Ltd.	131,299	1,278,360
*Delphi Energy Corp.	326,516	662,700
#*Denison Mines Corp.	942,269	1,977,111
Ensign Energy Services, Inc.	316,120	3,923,992
*Epsilon Energy, Ltd.	180,811	443,208
*Essential Energy Services, Ltd.	76,570	123,875
*Fairborne Energy, Ltd.	271,329	1,074,781
*Flint Energy Services, Ltd.	139,000	2,171,066
#*Galleon Energy, Inc. Class A	279,437	1,068,540
*Geomark Exploration, Ltd.	82,540	84,167
#*Ivanhoe Energy, Inc.	874,385	2,263,336
*Legacy Oil + Gas, Inc.	320,311	3,856,671
*Mega Uranium, Ltd.	717,094	548,420
#*MGM Energy Corp.	14,000	2,677
*Midway Energy, Ltd.	187,768	677,504
#Mullen Group, Ltd.	210,105	3,151,884
#*North American Energy Partners, Inc.	31,226	270,958
Nuvista Energy, Ltd.	293,825	2,659,089
*Open Range Energy Corp.	71,142	89,285
*OPTI Canada, Inc.	926,355	635,796
#*Orleans Energy, Ltd.	180,380	362,564
#*Pace Oil & Gas, Ltd.	106,734	775,467
*Paramount Resources, Ltd. Class A	127,639	2,561,791
Pason Systems, Inc.	222,900	2,605,126
*Perpetual Energy, Inc.	197,793	831,976
*Petrolifera Petroleum, Ltd.	195,038	128,126
#Petrominerales, Ltd.	93,623	2,398,636
*Precision Drilling Corp.	158,549	1,243,643
#Progress Energy Resources Corp.	387,604	4,115,846
*ProspEx Resources, Ltd.	87,537	108,145
*Pulse Seismic, Inc.	156,524	219,462
#*Questerre Energy Corp.	700,260	1,187,812
*Ram Power Corp.	10,723	22,815
*Rock Energy, Inc.	93,933	406,162
Savanna Energy Services Corp.	260,300	1,493,043
ShawCor, Ltd.	209,500	6,445,838
*SilverBirch Energy Corp.	165,119	1,052,332
*Sonde Resources Corp.	400	1,275

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
#*SouthGobi Resources, Ltd.	64,923	$696,399
*Strateco Resources, Inc.	143,143	89,824
*Terra Energy Corp.	86,885	97,968
Total Energy Services, Inc.	89,596	807,322
*Transglobe Energy Corp.	216,240	2,266,502
Trican Well Service, Ltd.	494,693	8,575,519
#Trilogy Energy Corp.	172,810	1,779,101
#Trinidad Drilling, Ltd.	405,500	2,027,699
#*Twin Butte Energy, Ltd.	280,026	444,791
#*UEX Corp.	608,088	882,410
#*Uranium One, Inc.	1,819,900	7,440,909
*Ur-Energy, Inc.	197,407	274,848
*Vero Energy, Inc.	189,256	1,174,616
*Winstar Resources, Ltd.	13,680	43,592
*Xtreme Coil Drilling Corp.	86,700	327,282
*ZCL Composite, Inc.	90,700	262,344

Total Energy		118,434,539

Financials — (5.4%)
AGF Management, Ltd. Class B	330,879	5,375,689
Canaccord Capital, Inc.	270,153	2,799,801
#Canadian Western Bank	226,200	5,624,504
Clairvest Group, Inc.	1,900	25,056
DundeeWealth, Inc.	189,580	3,067,036
*EGI Financial Holdings, Inc.	14,650	116,350
E-L Financial Corp., Ltd.	68	26,671
Equitable Group, Inc.	49,361	1,133,962
*Fiera Sceptre, Inc.	36,300	265,870
*FirstService Corp.	107,679	2,745,028
*Genesis Land Development Corp.	68,751	209,644
Gluskin Shef & Associates, Inc.	40,000	772,625
GMP Capital, Inc.	101,759	1,147,395
Guardian Capital Group, Ltd.	1,532	12,543
#Home Capital Group, Inc.	113,700	5,354,457
Industrial Alliance Insurance & Financial Services, Inc.	77,092	2,418,810
#*Kingsway Financial Services, Inc.	244,847	360,104
Laurentian Bank of Canada	92,400	4,008,922
*Pacific and Western Credit Corp.	9,000	26,473
Parkbridge Lifestyles Communities, Inc.	92,400	658,641
#*Quest Capital Corp.	743,003	1,347,736
Rentcash, Inc.	33,670	518,965
Sprott, Inc.	17,292	95,793
#TMX Group, Inc.	194,874	6,481,151
*Westaim Corp.	145,481	71,321
Western Financial Group, Inc.	200,315	491,016

Total Financials		45,155,563

Health Care — (3.6%)
#*AEterna Zentaris, Inc.	175,100	219,755
*Angiotech Pharmaceuticals, Inc.	61,300	30,052
#*Burcon NutraScience Corp.	47,403	503,358
*Cangene Corp.	163,800	513,933
*Cardiome Pharma Corp.	298,200	1,517,461
#*Helix BioPharma Corp.	13,153	32,757
*Imris, Inc.	18,865	95,259
#*Labopharm, Inc.	282,600	296,482
#*MDS, Inc.	464,108	5,196,699
*Noveko International, Inc.	9,300	5,745
*Nuvo Research, Inc.	410,600	66,427
#*Oncolytics Biotech, Inc.	128,727	586,901
#*Paladin Labs, Inc.	47,500	1,302,652

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (Continued)
*Patheon, Inc.	3,100	$7,295
*ProMetic Life Sciences, Inc.	861,300	101,339
*QLT, Inc.	226,048	1,274,415
#*Resverlogix Corp.	95,720	506,803
*SXC Health Solutions Corp.	184,318	7,196,336
*Tekmira Pharmaceuticals Corp.	24,367	28,909
#*Theratechnologies, Inc.	288,200	1,404,406
*Transition Therapeutics, Inc.	74,633	218,799
*TSO3, Inc.	121,152	166,303
#Valeant Pharmaceuticals International, Inc.	302,138	8,359,971
#*YM Biosciences, Inc.	156,270	317,167

Total Health Care		29,949,224

Industrials — (7.6%)
Aecon Group, Inc.	204,400	2,432,999
#AG Growth International, Inc.	24,729	1,003,805
#*Air Canada	19,800	73,384
#*Alexco Resource Corp.	145,550	904,782
Algoma Central Corp.	100	8,854
*ATS Automation Tooling System, Inc.	304,017	2,143,232
#Black Diamond Group, Ltd.	39,009	706,821
#CAE, Inc.	358,590	4,022,227
#*Churchill Corp. (The) Class A	66,413	1,306,902
#*Clarke, Inc.	98,238	379,506
#Contrans Group, Inc.	69,009	592,047
#*Electrovaya, Inc.	190,525	569,763
Exco Technologies, Ltd.	9,700	33,288
*Garda World Security Corp.	106,440	895,436
#*GLV, Inc.	35,863	248,604
*Heroux-Devtek, Inc.	85,400	500,728
*Horizon North Logistics, Inc.	26,145	61,267
*Hydrogenics Corp.	6,615	25,814
IESI-BFC, Ltd.	293,935	6,879,330
Marsulex, Inc.	54,617	612,627
Newalta Corp.	146,218	1,323,259
Richelieu Hardware, Ltd.	59,273	1,711,530
#Ritchie Brothers Auctioneers, Inc.	158,300	3,363,429
Rocky Mountain Dealerships, Inc.	17,451	159,983
Russel Metals, Inc.	229,900	4,526,318
*Stantec, Inc.	159,195	4,400,144
#Student Transportation, Inc.	162,674	934,670
#Superior Plus Corp.	367,830	4,381,934
Toromont Industries, Ltd.	262,959	7,495,066
Transcontinental, Inc. Class A.	256,564	3,851,353
TransForce, Inc.	295,297	3,497,586
*Vector Aerospace Corp.	92,184	629,986
WaterFurnace Renewable Energy, Inc.	22,008	571,617
*Westjet Airlines, Ltd.	1,420	17,501
#*Westport Innovations, Inc.	189,501	3,444,797

Total Industrials		63,710,589

Information Technology — (4.5%)
*5N Plus, Inc.	106,838	707,085
Aastra Technologies, Ltd.	21,627	451,667
#*Absolute Software Corp.	159,900	620,849
*AXIA NetMedia Corp.	182,767	261,633
*Bridgewater Systems Corp.	63,029	543,833
Calian Technologies, Ltd.	10,929	203,492
*Celestica, Inc.	797,607	6,717,761
#*COM DEV International, Ltd.	235,300	489,103
Computer Modelling Group, Ltd.	44,284	842,781

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Constellation Software, Inc.	22,677	$989,659
*Cyberplex, Inc.	8,444	3,891
Dalsa Corp.	59,800	673,109
*Descartes Systems Group, Inc. (The)	154,000	972,409
*DragonWave, Inc.	24,500	200,343
Enghouse Systems, Ltd.	27,550	236,359
Evertz Technologies, Ltd.	123,177	1,939,624
*EXFO, Inc.	39,040	231,201
Gennum Corp.	112,000	789,568
*Hemisphere GPS, Inc.	161,501	144,098
*MacDonald Dettweiler & Associates, Ltd.	143,020	7,125,058
*March Networks Corp.	29	122
*Miranda Technologies, Inc.	84,301	379,392
MKS, Inc.	11,460	137,871
Mosaid Technologies, Inc.	35,600	947,681
#*Open Text Corp.	135,242	5,983,056
*Points International, Ltd.	372,081	291,857
*Redknee Solutions, Inc.	122,828	168,604
*Ruggedcom, Inc.	25,966	380,363
*Sandvine Corp.	337,170	707,465
*Sierra Wireless, Inc.	127,100	1,540,304
*Softchoice Corp.	600	5,236
#*Tranzeo Wireless Technologies, Inc.	21,440	10,090
*Vecima Network, Inc.	39,308	146,841
*Webtech Wireless, Inc.	243,004	88,157
Wi-Lan, Inc.	334,144	1,585,702
#*Zarlink Semiconductor, Inc.	326,156	661,970

Total Information Technology		37,178,234

Materials — (32.8%)
*Ainsworth Lumber Co., Ltd.	205,932	468,440
#Alamos Gold, Inc.	396,920	6,145,080
#*Almaden Minerals, Ltd.	108,300	313,251
*Altius Minerals Corp.	112,600	1,162,543
*Amerigo Resources, Ltd.	472,500	421,585
#*Anatolia Minerals Development, Ltd.	359,258	2,655,952
#*Anvil Mining, Ltd.	349,330	1,606,391
*Atna Resource, Ltd.	126,947	85,884
*AuEx Ventures, Inc.	69,020	420,251
#*Augusta Resource Corp.	308,545	1,222,200
#*Aura Minerals, Inc.	434,269	1,886,275
*Aurizon Mines, Ltd.	574,680	3,842,845
#*Avalon Rare Metals, Inc.	218,496	974,759
#*B2Gold Corp.	723,831	1,618,134
*Baffinland Iron Mines Corp.	740,086	682,107
#*Baja Mining Corp.	165,829	188,608
#*Breakwater Resources, Ltd.	137,833	770,319
#*Brigus Gold Corp.	101,229	159,799
Canam Group, Inc. Class A	158,700	1,254,164
*Canfor Corp.	349,055	3,295,813
*Capstone Mining Corp.	656,169	2,303,250
*Cardero Resource Corp.	185,860	225,970
#*Carpathian Gold, Inc.	188,000	101,382
Cascades, Inc.	265,176	1,747,213
#*Catalyst Paper Corp.	1,675,887	353,285
CCL Industries, Inc. Class B	95,640	2,803,840
#*China Gold International Resources Corp., Ltd.	465,500	2,291,215
*Claude Resources, Inc.	934,700	1,493,834
*Colossus Minerals, Inc.	260,366	2,118,872
#*Consolidated Thompson Iron Mines, Ltd.	656,633	6,360,951
*Copper Mountain Mining Corp.	248,915	1,200,767

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Corvus Gold, Inc.	82,916	$79,672
*Crew Gold Corp.	1,930	8,894
#*Crystallex International Corp.	1,355,025	471,648
*Detour Gold Corp.	237,256	6,929,950
*Duluth Metals, Ltd.	276,376	758,754
#*Dundee Precious Metals, Inc.	316,452	1,877,179
#*Dynasty Metals & Mining, Inc.	70,733	267,009
#*Eastern Platinum, Ltd.	2,845,360	5,189,106
*Eastmain Resources, Inc.	241,317	380,940
#*ECU Silver Mining, Inc.	980,737	721,201
#*Endeavour Silver Corp.	171,999	833,096
*Entree Gold, Inc.	286,898	742,632
#*Equinox Minerals, Ltd.	1,652,990	8,978,885
#*Euro Goldfields, Ltd.	494,960	6,687,468
*Excellon Resources, Inc.	640,200	520,998
*Exeter Resource Corp.	74,037	428,295
*Far West Mining, Ltd.	157,285	848,189
*Farallon Mining, Ltd.	1,319,100	737,216
#*First Majestic Silver Corp.	265,983	2,039,403
#*First Uranium Corp.	51,430	39,837
#*Formation Capital Corp.	20,100	28,576
#*Forsys Metals Corp.	199,402	389,068
*Fortress Paper, Ltd.	31,288	1,422,823
*Fortuna Silver Mines, Inc.	342,168	1,281,578
#*Fortune Minerals, Ltd.	9,000	7,060
#*Fronteer Gold, Inc.	344,600	2,740,176
*Gammon Gold, Inc.	411,890	2,814,858
*Globestar Mining Corp.	296,306	479,366
*Gold Wheaton Gold Corp.	41,632	140,420
#*Golden Star Resources, Ltd.	870,710	4,567,407
#*Grande Cache Coal Corp.	310,814	2,133,246
#*Great Basin Gold, Ltd.	1,082,630	3,035,907
#*Great Panther Silver, Ltd.	297,898	353,423
#*Greystar Resources, Ltd.	194,145	820,438
*Guyana Goldfields, Inc.	230,342	2,500,133
*Hanfeng Evergreen, Inc.	142,791	957,634
*Harry Winston Diamond Corp.	226,443	2,892,982
*High River Gold Mines, Ltd.	110,866	143,488
#HudBay Minerals, Inc.	498,098	7,862,906
*Imperial Metals Corp.	78,090	1,898,845
#*Inter-Citic Minerals, Inc.	283,484	478,079
#*International Forest Products, Ltd. Class A	166,200	811,527
#*International Tower Hill Mines, Ltd.	165,832	1,238,984
*Intertape Polymer Group, Inc.	141,352	146,910
*Ivernia, Inc.	58,343	24,312
#*Jaguar Mining, Inc.	260,326	1,687,180
*Katanga Mining, Ltd.	891,700	1,276,480
*Keegan Resources, Inc.	123,583	965,738
*Kimber Resources, Inc.	21,200	19,955
#*Kirkland Lake Gold, Inc.	187,280	2,067,627
*La Mancha Resources, Inc.	354,999	929,353
*Labrador Iron Mines Holdings, Ltd.	123,133	736,456
#*Lake Shore Gold Corp.	981,331	3,329,155
*Laramide Resources, Ltd.	184,500	354,564
*Lundin Mining Corp.	1,147,100	7,265,679
*MAG Silver Corp.	134,396	1,118,759
*MagIndustries Corp.	241,665	78,193
Major Drilling Group International, Inc.	101,500	3,474,228
#*MDN, Inc.	242,980	115,546
#*Mercator Minerals, Ltd.	501,221	1,567,698
Methanex Corp.	359,200	10,002,236

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Migao Corp.	160,400	$1,140,210
*Minco Base Metals Corp.	2,780	—
*Minco Silver Corp.	114,524	435,683
#*Minefinders Corp.	207,877	1,826,236
#*Minera Andes, Inc.	654,544	1,264,292
#*Nautilus Minerals, Inc.	89,354	167,336
*Neo Material Technologies, Inc.	384,000	2,228,924
*Nevada Copper Corp.	144,891	595,248
*New Gold, Inc.	908,957	6,728,724
*NGEx Resources, Inc.	2,000	1,902
#*Norbord, Inc.	70,210	801,299
*Norsemont Mining, Inc.	135,739	397,941
#*North American Palladium, Ltd.	343,990	1,602,071
#*Northern Dynasty Minerals, Ltd.	189,998	1,713,875
#*Northgate Minerals Corp.	987,071	2,796,975
*Northland Resources SA	8,583	22,301
#*Novagold Resources, Inc.	499,855	5,606,767
#*OceanaGold Corp.	10,571	35,240
#*Oromin Explorations, Ltd.	103,312	131,685
*Orvana Minerals Corp.	289,052	756,710
#Pan Amer Silver Corp.	220,900	7,067,327
#*Peregrine Diamonds, Ltd.	240,972	614,303
#*Petaquilla Minerals, Ltd.	52,550	42,765
*Phoscan Chemical Corp.	336,451	146,799
#*Platinum Group Metals, Ltd.	241,887	479,078
*Platmin, Ltd.	108,562	117,088
*Polaris Miner Corp.	45,838	49,887
#*PolyMet Mining Corp.	423,377	776,267
#*Potash One, Inc.	226,260	811,954
#*Quadra FNX Mining, Ltd.	543,917	7,679,581
*Queenston Mining, Inc.	188,369	978,876
*Richmont Mines, Inc.	75,011	353,763
#*Rubicon Minerals Corp.	508,405	1,879,289
*Sabina Gold & Silver Corp.	233,672	1,028,716
*Scorpio Mining Corp.	482,668	411,728
#*Seabridge Gold, Inc.	121,852	3,310,637
#*SEMAFO, Inc.	867,985	10,416,841
Sherritt International Corp.	888,402	6,907,567
*Shore Gold, Inc.	837,013	582,684
#*Silver Standard Resources, Inc.	266,867	6,489,167
Silvercorp Metals, Inc.	528,430	4,942,859
#*Sprott Resource Corp.	269,846	1,150,927
#*St. Andrew Goldfields, Ltd.	414,753	626,257
*Starfield Resources, Inc.	884,115	47,678
Stella-Jones, Inc.	29,600	774,899
*Stornoway Diamond Corp.	80,268	44,073
#*Tanzanian Royalty Exploration Corp.	316,139	2,185,293
#*Taseko Mines, Ltd.	649,000	4,104,373
#*Thompson Creek Metals Co., Inc.	474,700	5,715,576
#*Timminco, Ltd.	194,700	55,361
#*Ventana Gold Corp.	68,276	610,528
*Virginia Mines, Inc.	79,962	582,525
*Wesdome Gold Mines, Ltd.	264,964	714,434
#West Fraser Timber Co., Ltd.	123,716	5,373,683
#*Western Coal Corp.	688,705	4,659,344
Winpak, Ltd.	63,110	708,510
*Yukon-Nevada Gold Corp.	404,632	305,487

Total Materials		273,873,887

Telecommunication Services — (0.3%)
#Manitoba Telecom Services, Inc.	74,717	2,134,039

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Telecommunication Services — (Continued)
*Wireless Matrix Corp.	127,500	$126,262

Total Telecommunication Services		2,260,301

Utilities — (0.7%)
Algonquin Power & Utilities Corp.	365,147	1,654,063
ATCO, Ltd.	7,874	402,617
#*Atlantic Power Corp.	172,975	2,313,343
*BioteQ Environmental Technologies, Inc.	58,602	50,564
*Boralex, Inc. Class A	89,733	739,050
#*Innergex Renewable Energy, Inc.	20,280	191,685
*Maxim Power Corp.	89,500	241,323
Pacific Northern Gas, Ltd.	8,605	231,008
*Plutonic Power Corp.	129,360	279,039

Total Utilities		6,102,692

TOTAL COMMON STOCKS		662,953,484

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $585,000 FHLMC 5.00%, 10/15/19 valued at $661,781) to be repurchased at $649,010	$649	649,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (20.5%)
§@DFA Short Term Investment Fund	168,636,615	168,636,615
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $2,868,042)## to be repurchased at $2,811,858	$2,812	2,811,806

TOTAL SECURITIES LENDING COLLATERAL		171,448,421

TOTAL INVESTMENTS — (100.0%)
(Cost $792,036,344)		$835,050,905

Item 6. Schedule of Investments.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 3, 2011

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	March 3, 2011